As filed with the Securities and Exchange Commission on April 17, 2020
Registration Nos.

333-150092
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 31	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 491	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on May 1, 2020 pursuant to paragraph (b) of Rule 485

O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ________.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec IV, Pacific Select Exec V, and Pacific Select VUL Flexible Premium Variable Life Insurance Policy.

Filing fee: None

PACIFIC SELECT EXEC IV PROSPECTUS MAY 1, 2020

Pacific Select Exec IV is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company (“Pacific Life”) through the Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your Policy, will no longer be sent by mail, unless you specifically request copies of the reports from Pacific Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Life electronically by accessing the Policy Owner website, My Life Account at https://Life.MyAccount.PacificLife.com.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Life that you wish to continue receiving paper copies of your shareholder reports by calling us at (800) 347-7787. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

BNY Mellon Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

A life insurance policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Policy is no longer offered for sale.

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YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

An outbreak of a respiratory disease caused by a novel coronavirus designated as COVID-19 has spread internationally and has been declared a global pandemic. The duration of the pandemic and any future effects of COVID-19 are unknown. Please visit https://www.pacificlife.com/home/pacific-life-update.html for our commitment to you during this challenging time.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Pacific Life is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your Policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

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The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your Policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61 day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

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Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	6.95% of premium
Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.71-$59.96 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $13.36 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase[2]	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100

1 The surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum charge	Monthly Payment Date	$7.50
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Coverage Layer	$0.07–$3.16 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.16 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.41 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3.
Asset charge[1]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.29–$3.84 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $1.03 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Term Insurance Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed and current charge		$0.00–$4.00 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[8]
Administrative guaranteed and current charge for increase in face amount	At increase	$100
SVER Term Insurance Rider-Trust/Executive Benefit
Rider Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$4.70 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[9]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue
Termination Credit charge
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.03–$0.61 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.12 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Administrative guaranteed and current charge for increase in face amount	At increase	$100
Surrender Value Enhancement Rider - Individual
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Surrender Value Enhancement Rider – Individual continued
Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$8.30 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Surrender Value Enhancement Rider-Trust/Executive Benefit
Rider Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$7.23 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Termination Credit charge
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.03–$0.61 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.12 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Minimum Earnings Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.10% of the alternate accumulated value[10] on the Monthly Payment Date
Minimum and Maximum current charge		0.05% of the alternate accumulated value on the monthly payment date
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[12]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
Short-term No-lapse Guarantee Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.01 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accelerated Living Benefits Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$150
Accidental Death Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.05–$0.18 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.10 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Children’s Term Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.75–$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]
Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk[11]
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[11] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited interest at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the

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Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.35/month per $1,000 of Coverage Layer in Policy Year 2, and $0.53/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.35/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Trust/Executive Benefit maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.80/month per $1,000 of Coverage Layer in Policy Year 2, and $1.20/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.80/month per $1,000 of Coverage Layer

10 The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the Policy. It is based on actual premiums paid less an alternate premium load, actual monthly deductions taken from the Policy’s Accumulated Value, and an alternate accumulated value monthly factor representing an annual interest crediting rate. The alternate accumulated value monthly factor will never be less than 1.00295 (3.6% annually), and the alternate premium load rate will never exceed 25% of premiums paid. The Rider also has a minimum premium requirement to remain in force. Cumulative premium paid by the end of the 9th Policy Year must be equal to or greater than the Rider’s minimum premium requirement, which will never exceed 450% of the guideline level premiums at Policy issue. The alternate accumulated value monthly factor, alternate premium load and minimum premium requirement are shown in the Policy Specifications.

11 Plus any Annual Renewable Term Rider – Additional Insured Face Amount.

12 The charge to exercise the Overloan Protection II Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	1.93%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	1.93%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a Pacific Select Exec IV variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 347-7787.

Accumulated Value – the total amount of your Policy’s value allocated to the Variable Investment Options and any available Fixed Options, plus the amount in the Loan Account, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Face Amount, Policy Date, policy duration, the Insured's Age and Risk Class, and the presence of optional riders and benefits.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – refers separately to the initial Total Face Amount and any increase in Face Amount on the Insured.

Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

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General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

In Force – the Policy is in effect and provides a death benefit on the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a notarized signature or some other proof of authenticity. We do not generally require such proof, but we may ask for proof if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – consist of the Variable Options, any available Fixed Options, and any additional investment options that may be added.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the asset charge, and any charge for optional Riders and benefits.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insured.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date upon which life insurance coverage under the Policy becomes effective. The Policy date is used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

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Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Total Face Amount – the sum of Face Amount of Policy Coverage and the Face Amounts of any Riders providing insurance coverage on the Insured, unless specifically excluded.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Investment Option – one or more Variable Accounts available under this policy, and are part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office In Proper Form, containing information we need to act on the request. Written Request includes an electronic request provided in a form acceptable to us.

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POLICY BASICS

Pacific Select Exec IV is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a Pacific Select Exec IV life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

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• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

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• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please access the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com, or call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options that we delay for 10 days or more.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible, preferably within 90 days from the date of the confirmation or statement, to ensure proper accounting to your Policy. When you write us, include your name, Policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

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Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports, via US mail service. If you wish to receive Documents electronically, you may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

By electing this option on the application, you authorize us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is its initial Face Amount. We determine the Face Amount based on instructions provided in your application.

The minimum Total Face Amount when a Policy is issued is usually $50,000, but we may reduce this in some circumstances. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

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• The Insured must be Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, Coverage charge and surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• The initial Face Amount and any additional Coverage Layer are eligible for decrease on or after the first anniversary of its effective date.

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• We do not charge you for a decrease in Face Amount.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You must choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the Insureds death.

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The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

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• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Insured’s Age, sex, and Risk Class. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male, Age 45 when the Policy was issued, with a standard nonsmoking Risk Class, in Policy Year 6 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 2.8591.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit percentage is based on the Age of the Insured, so it varies over time. It is 250% when the Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of Death Benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

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These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $71,478 (assuming a Net Single Premium factor of 2.8591 of the Accumulated Value).

• Net Amount At Risk Factor is 1.0020598

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$71,478	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$71,478	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$71,478	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $214,433 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.79
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.79

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		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$214,433	$138,991.72
Option B	Total Face Amount plus Accumulated Value	$175,000	$214,433	$138,991.72
Option C	Total Face Amount plus premiums less distributions	$130,000	$214,433	$138,991.72

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options
American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth

Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Managed Asset Allocation Portfolio

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

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Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

SVER Term Insurance Rider and SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy.

Riders that provide additional cash value protection (terms for these Riders are described below):

Minimum Earnings Benefit Rider

Provides for minimum earnings protection.

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

There may be tax consequences if you exercise your rights under the Accelerated Living Benefits Rider. Please see VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

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Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates. The current charge for this Rider is $0.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. You may purchase the Rider at Policy issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy. May also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

• the Rider Coverage charge

• the Rider cost of insurance charge; and

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• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Trust/Executive Benefit Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E - (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

The termination credit basis is the lesser of (a - c) or (b - c), where:

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a = the total amount of premiums paid on the Policy;

b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 5%

• (B) = $50,000

• (C) = 0.25%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 5% × 50,000 = $2500

Termination Credit Part 2 = 0.25% × 60 months × (10,000 - (50,000/5)) = $0

The total of Termination Credit Part 1, or $2,500, and Termination Credit Part 2, or $0, will result in the addition of $2,500 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Minimum Earnings Benefit Rider

Allows allocation to the Variable Investment Options while providing minimum earnings protection at Rider maturity. The Rider may be purchased at Policy issue for an Insured who is Age 60 or younger. The monthly charge for this Rider will be shown in your Policy Specifications.

To be eligible for this Rider, any amounts allocated to the Variable Investment Options must be allocated according to the Investment Allocation Requirements. This means you may not allocate among the Variable Investment Options at your discretion. You may also allocate Accumulated Value to the Fixed Account and/or Fixed LT Account.

This Rider provides that your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider maturity or the Alternate Accumulated Value.

You elect a Rider Maturity Date when you apply for this Rider. Once selected, the Rider Maturity Date may not be changed. The Rider Maturity Date may be set from 10 to 15 years from the date of issue. The length of time before the Rider matures affects the Alternate Accumulated Value Monthly Factor and the Alternate Premium Load, both used in the calculation of the Alternate Accumulated Value and shown in your Policy Specifications. The Alternate Accumulated Value Monthly Factor will never be less than 1.00295. The Alternate Premium Load will never be greater than 25%.

The Alternate Accumulated Value is a calculated value reflecting a minimum level of earnings for the Policy. The Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date, including the Policy Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

• the Alternate Accumulated Value immediately prior to the calculation,

• increased by any premiums paid since the prior Monthly Payment Date, less the Alternate Premium Load,

• reduced by the Policy’s actual monthly deduction on the Monthly Payment Date and any other Policy charges since the prior Monthly Payment Date, and

• reduced by any withdrawals that have been taken since the prior Monthly Payment Date,

• with the result multiplied by the Alternate Accumulated Value Monthly Factor.

If your Policy’s Alternate Accumulated Value is greater than your Policy’s Accumulated Value and you take a loan or withdrawal, we reserve the right to reduce the Alternate Accumulated Value so that the Alternate Accumulated Value is reduced in the same proportion as the Policy’s Accumulated Value as a result of such loan or withdrawal.

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An example

For a Policy with:

• An Accumulated Value of $100,000

• An Alternate Accumulated Value of $120,000

If you request a withdrawal of $10,000, the Accumulated Value following the withdrawal will be $90,000 ($100,000 - $10,000), which is a reduction of 10%. We will then reduce the Alternate Accumulated Value to $108,000 ($120,000 - 10% × $120,000 = $120,000 - $12,000 = $108,000).

While this Rider is in effect, the Policy will not enter the Grace Period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is sufficient to cover the monthly deduction due on a Monthly Payment Date.

There is a minimum premium requirement to keep this Rider in effect. The Minimum Premium Requirement to keep this Rider in effect, and the Minimum Premium Date by which premiums paid must equal or exceed the Minimum Premium Requirement, will be shown on your Policy Specifications. The Minimum Premium Requirement will never exceed 450% of your Policy’s guideline level premiums at Policy issue, and must be paid by the end of the ninth Policy Year. If you do not pay enough premium by the Minimum Premium Date to satisfy the Minimum Premium Requirement, we will send you a Rider Grace Period notice stating the amount of additional premium you must pay to keep the Rider in effect and the date, not less than 31 days (61 days if you signed your application in Nebraska or North Carolina) after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

On the Rider Maturity Date, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and the Rider will terminate unless you elect to renew it. Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid.

You may elect to renew the Rider at Rider maturity. If you renew the Rider, you will elect a new Rider Maturity Date based on the options available at the time you renew, and we will send you a Supplemental Schedule of Coverage which will show the specifications for the renewed Rider. The Rider specifications, including the Rider charge and alternate premium load, may differ after renewal of the Rider. To renew this Rider, we must receive your Written Request to renew at least 30 days prior to the Rider Maturity Date.

If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value after any increase on the prior Rider Maturity Date, multiplied by the result of 1 minus the alternate premium load shown on the Supplemental Schedule of Coverage for the renewed Rider. All provisions of the Rider will continue after renewal, but based on the Supplemental Schedule of Coverage for the renewed Rider.

This Rider is effective on the Policy Date unless otherwise stated. It will end upon the earliest of your Written Request, termination of the Policy, if any portion of the Accumulated Value is no longer allocated according to the Investment Allocation Requirements for use under this Rider, at the end of the Rider Grace Period if you have not paid sufficient premium to keep the Rider in effect, or the Rider Maturity Date if you do not elect to renew this Rider. If your Policy lapses and you reinstate the Policy, we will not reinstate the Rider, except if you signed your application in North Carolina.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

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The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

• The Policy terminates;

• You make a Written Request to terminate this Rider; or

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• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

• Short-Term No-Lapse Guarantee Rider

May keep your Policy and any Riders attached to it In Force, if it would otherwise lapse. The Rider is available at Policy issue for Insureds Age 79 and younger if you choose either Death Benefit Option A or Option B when applying for your Policy. The guaranteed monthly cost of insurance charges will be shown in your Policy Specifications.

The Short-Term No-Lapse Guarantee Rider is issued with a guarantee period based on the Age of the Insured. The guarantee period will be at least five years, and never more than 20 years. The guarantee period of your Short-Term No-Lapse Guarantee Rider is listed on your Policy Specifications.

The No Lapse Premium is an amount used during the guarantee period to determine the No Lapse Credit. The no lapse premium is shown on your Policy Specifications as the Annual No Lapse Premium. The Rider is designed to remain in effect through the guarantee period if you pay at least one twelfth of this amount at the beginning of each Policy month, take no loans or withdrawals, and make no changes, scheduled or unscheduled, to your policy Coverage. However, the Rider may remain in effect even if premium payments are made in different patterns, if you take policy loans or withdrawals, or there are changes in Coverage amounts. Any change in Face Amount or Coverage may cause a change in the No Lapse Premium, in which case we will inform you of the new No Lapse Premium.

The No Lapse Credit is a value used to determine if the Rider is in effect. It is calculated at the beginning of each Policy month during the guarantee period. The No Lapse Credit as of the Policy Date is equal to the premium paid less one-twelfth of the initial No Lapse Premium. On any other Monthly Payment Date, the No Lapse Credit is equal to:

• the No Lapse Credit as of the prior Monthly Payment Date multiplied by (1 + i) where i equals 0.327374% if the No Lapse Credit is negative, otherwise it equals the rate shown in the Policy Specifications;

• plus the premiums received since the prior Monthly Payment Date;

• less withdrawals taken since the prior Monthly Payment Date; and

• less one-twelfth of the then current No Lapse Premium.

For example, for a Policy with a No Lapse Premium of $838.61, a No Lapse Credit of $1,000.00 on the prior Monthly Payment Date and a monthly interest rate of 0.0% for accumulation of the No Lapse Credit if the No Lapse Credit is positive, where a withdrawal of $500.00 has been taken since the prior Monthly Payment Date and a premium payment of $100.00 was made on the current Monthly Payment Date, the No Lapse Credit on the current Monthly Payment Date will be $530.12.

If the No Lapse Credit less Policy Debt is equal to or greater than zero, the Rider is in effect. If the Rider has become ineffective because the No Lapse Credit is less than the Policy Debt, you may reinstate the benefit by paying sufficient premium or by repaying a sufficient portion of the loan balance. The premium payment or loan repayment necessary to reinstate the benefit is equal to the amount that would make the No Lapse Credit equal to the Policy Debt.

If your Policy does not have enough Accumulated Value, after subtracting any Policy Debt, to cover your monthly deduction on the Monthly Payment Date, and the Rider is in effect, your Policy will not enter the Grace Period, and will not lapse. Your Policy and all other Riders attached to your Policy will continue in effect under their terms during the guarantee period as long as the conditions for the Rider to be in effect are met.

When your Policy continues under the Rider, monthly deductions for your Policy will be accumulated as the Monthly Deductions Deficit. No interest is charged on this amount. Additional Net Premium, or loan repayment amounts, will first be used to reduce the amount of your Monthly Deductions Deficit. Once the amount of the Monthly Deductions Deficit has been repaid, any additional new Net Premium or loan repayment amounts will be allocated to the Investment Options according to your most recent instructions.

If the Policy is continued under the Rider, the Policy has no net Accumulated Value from which to deduct Monthly Deductions. Such uncollected amounts are accumulated without interest and are collectively called the Monthly Deductions Deficit.

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If your Policy is continued under the Rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the Monthly Deductions Deficit to zero and cover any future monthly deductions from your Policy, or your Policy will lapse.

• Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states). We will pay an accelerated benefit if an insured has been diagnosed with a noncorrectable terminal illness and has a life expectancy of 6 months or less. The accelerated benefit is the actual amount you will receive under this Rider. It is determined based on the amount of the Policy proceeds the Policy Owner requests (the “Requested Portion”) as a factor of the Eligible Coverage, which is the portion of the Policy proceeds that qualifies for determining the Accelerated Benefit. An actuarial discount will apply to the Requested Portion. This discount reflects the early payment of the Requested Portion of your policy. The discount will be based on an annual interest rate declared by us and which is in effect as of the date we approve your written request.

The Eligible Coverage includes:

• The base Policy Death Benefit;

• Any paid-up additions; and

• Any term rider, term Policy or term Coverage on the Insured that has a minimum of two years of Coverage remaining.

The Requested Portion cannot be more than the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force with us. If you have Policy Debt, we will reduce the accelerated benefit proceeds payable to repay a portion of the loan. We may also deduct an administrative fee of $150 from your accelerated benefit.

Below is an example of how we calculate the Eligible Coverage under the Rider. The Example assumes two Policies; the Insured under each Policy has been diagnosed with a terminal illness. The Requested Portion for both Policies is the maximum amount payable under the Policies (the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force).

An example

	Policy 1	Policy 2
Accumulated Value	$300,000	$600,000
Policy Debt	$100,000	$200,000
Face Amount	$500,000	$1,000,000
Calculation of Payment
Eligible Coverage	$500,000	$1,000,000
Requested Portion of Face Amount	$250,000	$250,000
Requested Percentage of Face Amount	50%	25%
Actuarial Discount Rate (1 ÷ 1.0475)	95.47%	95.47%
Requested Portion × Actuarial Discount Rate	$238,675	$238,675
Required Repayment of Policy Debt = Policy Debt × Requested Percentage	$50,000	$50,000
Rider Exercise Charge	$150	$150
Accelerated Benefit Payment	$188,525	$188,525

Values after payment of Accelerated Living Benefit
Accumulated Value = Original Accumulated Value × (1 − Requested Percentage)	$150,000	$450,000
Policy Debt = Original Policy Debt − Required Repayment of Policy Debt	$50,000	$150,000
Face Amount = Original Face Amount × (1 − Requested Percentage)	$250,000	$750,000

You may choose to receive the accelerated benefit either in a lump sum or any other payment plan available at the time of payment. We will pay the benefit only once per Insured.

Payment of the accelerated benefit will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced.

Benefits received under this Rider may be taxable, and may impact your eligibility for Medicaid or other government benefits. Please consult your tax advisor if you want to exercise your rights under this Rider.

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The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when an accelerated benefit is paid under this Rider.

• Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions. Death must occur within 120 days of injuries and while the Rider was in effect. You may purchase the Rider at Policy issue for an Insured between Age 5 through 65, subject to satisfactory evidence of insurability. The monthly charge will be shown in your Policy Specifications.

The Rider terminates on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 70.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance that will expire at child’s Age 25 will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. You may have flexibility to change the option dates following the Insured's marriage or the birth or legal adoption of any child of the Insured.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

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Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 55. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Annual Renewable Term Rider may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance Rider or the SVER Term Insurance Rider-Trust/Executive Benefit may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. Depending on the performance of your Investment Options, and on how many withdrawals, loans or other Policy features you have taken advantage of, you may need to make additional premium payments to cover monthly deductions for Policy charges to keep your Policy In Force. We reserve the right to accept premium payments in amounts less than $50.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

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• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 6.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your Policy will enter its Grace Period. We will send you a notice telling you the amount of premium to pay to keep your Policy In Force. The 61-day Grace Period starts on the notice date. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Investment Options according to your most recent premium allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

Unless you tell us otherwise, we deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. This charge is made up of five charges:

• cost of insurance

• administrative charge

• Coverage charge

• charges for optional Riders

• asset charge

Cost of Insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

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We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with your Policy. These rates are shown in your Policy Specifications.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and sex of the Insured unless unisex rates are required. Rate Tables blended by sex are used for unisex cost of insurance rates. Unisex rates are used in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Choosing a guaranteed period

When the Policy is issued, we will guarantee our current cost of insurance rates for five years for Insureds Age 85 and younger, and two years for Insureds Age 86 and older. If the Insured is Age 65 or younger and in our standard Risk Class when the Policy is issued, you have the option to extend the guaranteed period to ten years. You can only do this when the Policy is issued and you cannot change the guaranteed period later. The same guarantee period applies to the Surrender Value Enhancement Riders and SVER Term Insurance Riders. There is no guaranteed period for Annual Renewable Term Rider Coverage.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the Policy was issued. This will be effective on the day of the increase. However, if the Insured is between Ages 65 and 86, or no longer qualifies for our standard Risk Class on the day of the increase, you will receive the five-year guaranteed period. For Insureds Age 86 and older on the day of the increase, you will receive the two-year guaranteed period.

The guaranteed period you choose may affect the Accumulated Value and the initial Face Amount of your Policy, as well as the amount of premium you can pay. The five-year guaranteed period will provide for higher guideline premium and seven-pay premium limits which, if paid, provide the potential to accrue a larger Accumulated Value. The ten-year guarantee period will have lower premium limits, but will provide you with improved guarantees on your cost of insurance rates. You should discuss your insurance needs and financial objectives with your life insurance producer to help you determine which guaranteed period works best for you.

There is no charge for extending the guaranteed period to ten years.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose, such as the payment of administrative costs.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Policy Coverage Layer in effect.

The Coverage charge for your Policy at issue is calculated at a rate that is based on the Insured’s Age and Risk Class on the Policy Date and the Death Benefit Option you elect times the initial Face Amount of your Policy.

Additional Policy Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Policy Coverage Layer. We will specify the charge in a supplemental schedule of benefits at the time the new Policy Coverage

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Layer goes into effect. We will apply the charge for each Policy Coverage Layer from the day that Policy Coverage Layer goes into effect. If you decrease your Policy’s Face Amount, the Coverage charge will remain the same.

The Coverage charge per $1,000 for each Policy Coverage Layer will remain level for 10 Policy Years from effective date, then is reduced in Policy Year 11 and thereafter. We may charge less than our guaranteed rate. The guaranteed Coverage charges for your Policy will be shown in your Policy Specifications.

An example
For a Policy that insures a male non-smoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge is:

• Under Death Benefit Option A or Option C, is $142.45 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.407); and $85.40 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.244)

• Under Death Benefit Option B, is $364.70 during the first 10 Policy Years (($350,000 ÷ 1,000) × 1.042); and $218.75 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.625)

The Coverage charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

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If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Insured dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

• If we reinstate your Policy on the first Monthly Payment Date that immediately follows the lapse, we will not reinstate the debt.

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 347-7787 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

We consider various factors when determining the Fund portfolios offered under this Policy. Such fund factors include some or all of the following: Fund reputation, asset class, investment objective, investment performance, manager and sub-adviser experience, brand recognition, portfolio share class, and portfolio expenses. We may also consider whether the underlying Fund makes fee payments for distribution and/or service (12b-1 fees), if a Fund affiliate makes fee payments for certain administrative support, or if the Fund is affiliated with us. See ABOUT PACIFIC LIFE – Service Arrangements in this Prospectus and the underlying Fund prospectus for additional information.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting www.PacificLife.com.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

Invesco Oppenheimer V.I Global Fund Series II (formerly called Oppenheimer Global Fund/VA Service Shares)	Seeks capital appreciation.	Invesco Advisors Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund Series I (formerly called Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares)	Seeks capital appreciation.	Invesco Advisors, Inc.

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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock 60/40 Target Allocation ETF V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BNY MELLON VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
BNY Mellon VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC

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FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research LLC
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research LLC
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Seeks to deliver long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class*	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

* Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

M FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Dimensional Fund Advisors, LP
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Sustainable Equity Portfolio Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.
Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management LLC

PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company, LLC
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited

Emerging Markets Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC

Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC

High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC

Main Street® Core Portfolio	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.

Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.

Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC

Small-Cap Growth Portfolio*

(formerly called Developing Growth Portfolio)

*Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.

	Seeks capital appreciation; no consideration is given to income.	MFS Investment Management

Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

PIMCO Global Managed Asset Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
VanEck VIP Global Hard Assets Fund Initial Class*	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

* Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

BNY Mellon Investment Adviser, Inc is the investment adviser of the BNY Mellon Variable Investment Fund.

Fidelity Management & Research LLC is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

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Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to M Fund, Inc., and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

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Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account. The Fixed LT Account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account. See YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions for information on the allocation rules.

The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all Pacific Life policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

• We may add, terminate, or suspend one or more of the Fixed Options at any time. We will notify you before any such changes occur.

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

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For example, if you transfer from the American Funds IS Asset Allocation Fund Class 4 to the American Funds IS Growth Fund Class 4, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the Fidelity VIP Value Strategies Service Class 2 to the American Funds IS Asset Allocation Fund Class 4, that would be the second transfer in the calendar month involving the American Funds IS Asset Allocation Fund Class 4 and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Lazard Retirement International Equity Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
Invesco Oppenheimer V.I. Global Fund Series II	PIMCO Global Managed Asset Allocation Portfolio - Advisor Class	VanEck VIP Global Hard Assets Fund Initial Class
Janus Henderson Overseas Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Invesco V.I. International Growth Fund Series II, that counts as one transfer for the calendar month. If you later transfer from the Templeton Foreign VIP Fund Class 2 to the Templeton Global Bond VIP Fund Class 2, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, Fixed Option interest sweep service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

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• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, reorganization of underlying portfolios, or other extraordinary circumstances.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. As required by SEC regulation (Rule 22c-2 of the 1940 Act), we entered into written agreements with each Fund or its principal underwriter that require us to provide to a Fund, upon Fund request, certain information about the trading activity of individual Contract Owners. The agreement requires us to execute any Fund instructions we receive that restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading or market timing policies established by a Fund. The policies of a Fund may be more restrictive than our policies or the policies of other Funds. See the Fund prospectuses for additional information.

In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options. We process transfers as of the end of the Business Day on

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your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• If you do not tell us which Investment Options to take the withdrawal from, we will deduct the withdrawal and any withdrawal charge from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time while your Policy is In Force. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer this amount from your Investment Options in proportion to the Accumulated Value you have in each Investment Option, unless you tell us otherwise.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options, up to the amount originally transferred from the Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

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What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider

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stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• If a premium payment of over $1,000 was received within 10 business days of the surrender request, the premium amount received may be withheld from the surrender proceeds until we obtain verification the payment cleared the bank. The amount withheld will be noted on our surrender confirmation letter and a separate letter will be provided when the remainder of the proceeds are disbursed.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Coverage Layer has a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy has a Level Period at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount (the amount of the initial Surrender Charge), the Level Period (the number of years during which the Surrender Charge remains unchanged), the Reduction Factor (the amount by which the Surrender Charge is reduced) and the End Year (the last year in which a Surrender Charge is assessed) are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Initial Amount = $1,335.50

Level Period = 5 Policy Years
Reduction Factor = 267.10
End Year = 10

During the first 60 Policy months, the surrender charge is $1,335.50

In Policy month 61, the surrender charge is: $1,313.24 ($1,335.50 – (267.10 ÷ 12))

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut or Maryland, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the sex or birth date of the Insured is stated incorrectly on your application and it is discovered on or after the death of the Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s sex and Age, or

• the Minimum Death Benefit for the correct sex and birth date.

If the Insured’s sex or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct sex and birth date of the Insured in calculating future Monthly Deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code unless an interest in the policy was transferred for valuable consideration, including in a reportable policy sale, as defined in Section 101(a)(3)(B).

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

We intend to follow the safe harbor guidance provided by the IRS in Revenue Procedure 2010-28, 2010-10 I.R.B. 270 on the statutory definition of life insurance contracts that continue beyond age 100, however, the guidance did not address all issues that may impact a contract at these later ages. You should consult your tax advisor, as there may be tax consequences.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

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For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange under Section 1035 of the Code and, if so, will not result in the recognition of gain or loss unless you no longer have a substantial family, business, or financial relationship with the insured. In that case, the exchange of the policy is considered a reportable policy sale that may result in current taxation of any gain in the policy at the time of the sale and also subject a portion of the death benefit to taxation. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

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Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 per person (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2020, the indexed exemption amount is $11,580,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Code.

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However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Code will also be affected.

Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2019, we had $509.9 billion of individual life insurance in force and total admitted assets of approximately $146 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options. The rate is reset annually. The Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the Funds listed in the YOUR INVESTMENT OPTIONS section. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

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We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also cease offering any of our Variable Accounts if we believe marketing, tax, or investment conditions warrant it. If we cease offering any Variable Account, we will provide any required notice or receive any required approval from Policy Owners or the SEC, as applicable.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

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If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 2% of premiums paid thereafter.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 114% of, the Policy’s guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premium payments usually ranges from 0% to 35% of premiums paid up to the first target premium, but generally does not exceed 1.50% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

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We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. BNY Mellon Investment Adviser, Inc. pays us for each BNY Mellon Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen

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Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

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Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

OPTIONAL RIDERS AND BENEFITS

In Connecticut, Georgia, Illinois, and Pennsylvania, the SVER Term Insurance Rider is called the “Term Insurance Rider.” In Connecticut, Georgia, and Illinois, the SVER Term Insurance Rider – Trust/Executive Benefit rider is called “Term Insurance Rider – Trust/Executive Benefit.” In Pennsylvania, the SVER Term Insurance Rider – Trust/Executive Benefit is called the “Term Insurance Rider with Termination Credit Feature”. In Florida and Pennsylvania, the Surrender Value Enhancement Rider is called the “Term Insurance Rider.”

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona and Maine, the loan amount available equals the Net Cash Surrender Value. For policies issued in Pennsylvania, the maximum loan amount available equals 75% of the Net Cash Surrender Value. For policies issued in Virginia, the maximum loan amount is 90% of the Cash Surrender Value.

In Arizona, Florida, Indiana, Maine, New Jersey, and Pennsylvania, the $200 minimum loan requirement amount does not apply.

REINSTATING A LAPSED POLICY

Reinstatement

Policies issued in Oregon that have not been surrendered may be reinstated within three years after the end of the Grace Period.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in Colorado, Missouri, and North Dakota, the suicide exclusion period is one year.

YOUR POLICY’S ACCUMULATED VALUE

Asset Charge

For policies issued in Maryland, the minimum guaranteed rate that is applied to the fixed accumulated value will not be less than 2.5% after the monthly asset charge is applied.

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WHERE TO GO FOR MORE INFORMATION

The Pacific Select Exec IV variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2020. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for variable transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-150092

Supplement dated May 1, 2020 to the Prospectus dated May 1, 2020 for

Pacific Select Exec V Flexible Premium Variable Universal Life Insurance Policy

Issued by Pacific Life Insurance Company

In this supplement, you and your mean the Policyholder or Owner. Pacific Life, we, us, and our refer to Pacific Life Insurance Company. You’ll find an explanation of what terms used in this supplement mean, as well as a detailed description of the Policy, in the accompanying variable life insurance policy. Except as described below, all features and procedures of each Policy described in its prospectus remain intact.

This supplement describes the Indexed Fixed Options, additional Investment Options under the Policy:

Indexed Fixed Options

We have not registered the Indexed Fixed Options with the SEC. Disclosures regarding the Indexed Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Policies are in substantial compliance with the applicable provisions of Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Indexed Fixed Options qualify for an exemption from registration under the federal securities laws because, as a Pacific Life General Account investment option, its value does not vary according to the performance of a separate account. In addition, the products in which the Indexed Fixed Options are offered satisfy standard non-forfeiture laws. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Options provide sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8).

The Indexed Fixed Options are held in our General Account. Currently, there are two Indexed Fixed Options, the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Here is a summary comparing both Indexed Fixed Options
	1-year Indexed Account	1-year High Par Indexed Account
Index	S&P 500® Index	S&P 500® Index
Segment Term	1 year	1 year
Indexed Fixed Option Charge	0.025%/month	0.025%/month
Current Participation Rate	100%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%
Guaranteed Minimum Participation Rate	100%	140%
Guaranteed Minimum Growth Cap	3%	2%
Segment Guaranteed Interest Rate	1%	1%

Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Fixed Options or to cease offering one or more of the Indexed Fixed Options at any time. We will notify you of any change at your address on file with us.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Fixed Options if certain conditions are met. Accumulated Value in the Indexed Fixed Options is divided into Segments. We create a separate Segment for each allocation to an Indexed Fixed Option. Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred from the Fixed Account to an Indexed Fixed Option on the next Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options on a Segment Start Date.

Growth Cap

Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The steps used to calculate the amount of interest credited and how the Growth Cap is used can be found in the Segment Maturity section below. The Growth Cap is subject to change at our discretion, but the Growth Cap percentage is guaranteed never to be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. If you have an existing Segment, before the end of your Segment Term, please contact us at (800) 347-7787 or contact your life insurance producer for the current Growth Cap that will apply to a new Segment. If you are allocating to a Segment for the first time, you can contact us or ask your life insurance producer for information on the current Growth Caps prior to investment. Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term.

Participation Rate

The Participation Rate is used to determine what percentage of the growth in the underlying Index will be used to determine the amount of interest credited at the end of a Segment Term. The steps used to calculate the amount of interest credited at the end of a term and how the Participation Rate is used can be found in the Segment Maturity section below. The guaranteed minimum Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account. If you have an existing Segment, before the end of your Segment Term, please contact us at (800) 347-7787 or contact your life insurance producer for information on the current Participation Rate that will apply to a new Segment. If you are allocating to a Segment for the first time, you can contact us or ask your life insurance producer for information on the current Participation Rates prior to investment. Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term.

The prospectus is amended as described below:

I. The Investment Options subsection of the BENEFITS AND RISKS OF PACIFIC SELECT EXEC V – Benefits of your Policy section is amended as follows:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your Policy, will no longer be sent by mail, unless you specifically request copies of the reports from Pacific Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Life electronically by accessing the Policy Owner website, My Life Account at https://Life.MyAccount.PacificLife.com.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Life that you wish to continue receiving paper copies of your shareholder reports by calling us at (800) 347-7787. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest. You may also invest in the Indexed Fixed Options and may call us at (800) 347-7787 or contact your life insurance producer for current rates (Participation Rate, Growth Cap, Index Threshold Rate, as applicable) prior to investment.

You can transfer among the Fixed and Variable Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers. If you allocate your Net Premiums or Accumulated Value to the Indexed Fixed Options, you will not be able to transfer that Indexed Accumulated Value until the end of a Segment Term. At Segment Maturity you may only reallocate Segment Value to a new Segment or to the Fixed Options.

II. The Investment Performance subsection of the BENEFITS AND RISKS OF PACIFIC SELECT EXEC V – Risks of your Policy section is amended as follows:

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

The value of the Segments in each of the Indexed Fixed Options is based on the two ways we credit interest to a Segment. We add interest using Segment Indexed Interest and Segment Guaranteed Interest. Segment Indexed Interest in part is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero. However, Segment Guaranteed Interest is credited daily to a Segment and is guaranteed.

In addition, we assess an asset charge on each of the Indexed Fixed Options based upon the Indexed Accumulated Value of those accounts. This charge is added to the Monthly Deductions under your Policy.

III. If you allocate all or any of your Net Premiums and/or Accumulated Value to the Indexed Account, there are additional risk factors that you should consider. Therefore, the BENEFITS AND RISKS OF PACIFIC SELECT EXEC V – Risks of your Policy section is amended by adding the following after Tax Consequences of Withdrawals, Surrenders and Loans:

Indexed Interest Crediting Risk

We credit interest daily to Accumulated Value in the Indexed Fixed Options at a guaranteed rate of 1.00% annually for both the 1-Year Indexed Account and the 1-Year High Par Indexed Account (the Segment Guaranteed Interest). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Fixed Options that is based in part on any positive change in the Index (the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

Monthly Indexed Account Charges are assessed as part of the policy’s Monthly Deductions. Deductions in excess of the Fixed Accumulated Value and the Variable Accumulated Value will be deducted from the Segments of the Indexed Accumulated Value. As a result, the Segment Guaranteed Interest Rate of 1.00% is effectively reduced by the Monthly Indexed Account Charge Rate of 0.025%.

Risks that We May Eliminate or Substitute the Index

There is no guarantee that the Index described in this prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn.

Risk that We May No Longer Offer the Indexed Fixed Options

There is no guarantee that we will offer the Indexed Fixed Options during the entire time you own your Policy. We may discontinue offering the Indexed Fixed Options at any time. If we discontinue the Indexed Fixed Options, you may transfer Indexed Accumulated Value to any other Investment Options consistent with your Policy’s investment and transfer restrictions. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

No Ownership Rights

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

No Additional Segment Allocations to an Existing Segment

You may not make any additional allocations from the Fixed Account into an existing Segment once it has been created. Any additional allocations to an Indexed Fixed Option will create a new Segment with its own Segment Term.

Segment Maturity

At the end of a Segment Term, the Segment Value is either reallocated to a new Indexed Account Segment, or to the Fixed Options. Before the end of a Segment Term, please contact us at (800) 347-7787 or contact your life insurance producer for the current rates (Participation Rate, Growth Cap, Index Threshold Rate, as applicable) that will apply to a new Segment. You can find Segment dates, current Segment activity, and additional information for all open, and recently matured Segments on your quarterly and annual Policy statements. Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term.

Change in Growth Cap

We determine the Growth Cap under the Indexed Fixed Options. We may increase or decrease the Growth Cap for the 1-Year Indexed Account, but it will never be less than the minimum of 3%. We may increase or decrease the Growth Cap for the 1-Year High Par Indexed Account, but it will never be less than 2%.  Once a Segment is created, the Growth Cap for that segment cannot be changed. You may contact us or ask your life insurance producer for information on the current Growth Caps for the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Costs of Managing Segment Indexed Interest

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Start Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will never reduce the Growth Cap below 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account.

Risk that We May Defer Payment of Proceeds

We may defer surrenders, withdrawals, loans, and transfers from the Fixed or Indexed Fixed Options for up to six months.

Restrictions on Transfers to other Investment Options

Amounts allocated to Segments of the Indexed Fixed Options may not be transferred to any other Investment Option until the end of the Segment Term.

Effect of Deductions on Indexed Interest

Amounts deducted from the Indexed Fixed Options as a result of Account Deductions will receive a proportionate Segment Indexed Interest credit at the end of the Segment Term. The interest credit is based on the average of all Segment monthly balances during the Segment term. See INDEXED FIXED OPTIONS – Segment Value Changes for an example of how interest is credited when a deduction is made during a Segment Term.

The Change in Participation Rate

We determine the Participation Rate under each of the Indexed Fixed Options. We cannot set the Participation Rate to be lower than the guaranteed minimum Participation Rate or change the Participation Rate for any Segment after it has been created.

	Current Participation Rate	Guaranteed Minimum Participation Rate
1 - Year Indexed Account	100%	100%
1 - Year High-Par Indexed Account	150%	140%

The Participation Rate is used in the calculation of the Segment Indexed Interest Rate. For more information, see YOUR INVESTMENT OPTIONS-Indexed Fixed Options for more details.

Surrendering Your Policy

If you surrender your Policy, no Indexed Interest will be credited to any Segments that have not yet reached their Segment Maturity.

IV. FEE TABLES is amended by adding the following:

The following table describes the fees and expenses that you will pay if you allocate all or a portion of your Policy’s Accumulated Value to the Indexed Fixed Options:

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Monthly Indexed Account charge	Monthly Payment Date
Maximum guaranteed and current charge		0.30% annually (0.025% monthly)[1] of Indexed Accumulated Value

1 The monthly Indexed Account charge may reduce each indexed account’s effective yield.

V. We use certain terms to describe the Indexed Fixed Options. To define those terms, TERMS USED IN THIS PROSPECTUS is amended as follows:

1 – Year High Par Indexed Account – referred to as the “1 Year Indexed Account 3” in your Policy, is an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

1 – Year Indexed Account – an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options. Any deduction in excess of the Fixed and Variable Investment Options will be deducted from the Indexed Fixed Options as a segment deduction.

Accumulated Value – the total amount of your Policy’s Variable Accumulated Value, Fixed Accumulated Value, Indexed Accumulated Value and the Loan Account Value, on any Business Day.

Closing Value – the value of the Index as of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time. If no closing value is published for a given day, we will use the closing value for the next day for which closing value is published.

Cumulative Segment Guaranteed Interest Rate – the Segment Guaranteed Interest Rate compounded annually for the number of years in the Segment Term.

Cutoff Date – 4:00 p.m. Eastern time, two Business Days before the Segment Start Date.

Designated Amount – the amount you instruct us to allocate to an Indexed Fixed Option. We will only transfer the Designated Amount (or such lesser amount if Policy charges have been deducted, or if you have taken a withdrawal or loan) to an Indexed Fixed Option on a Segment Start Date. Any interest earned on the Designated Amount while it is allocated to the Fixed Account will not be transferred to an Indexed Fixed Option on a Segment Start Date.

Growth Cap – the maximum total interest rate for a Segment over the Segment Term, as described in the Indexed Fixed Options, including both Cumulative Segment Guaranteed Interest Rate and the Segment Indexed Interest Rate.

Index – The Standard & Poor’s 500® Composite Stock Price Index, excluding dividends (“S&P 500®”).

Indexed Fixed Options – Investment Options that are part of our General Account and that consist of one or more indexed accounts available under this Policy. The indexed accounts available as of the Policy Date are the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Indexed Account – an account that is part of our General Account. We credit interest, in part, on any positive change in an index. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account (referred to as the “1 Year Indexed Account 3” in your Policy).

Indexed Fixed Option Value – the sum of the Segment Values for all Segments in the Indexed Fixed Options.

Indexed Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Indexed Fixed Options. The Indexed Accumulated Value will not include Segment Indexed Interest for any Segments that have not reached Segment Maturity.

Index Growth Rate – a rate that represents the change in value (up or down) of an Index over a certain period. We use this rate to help determine what amount may be credited as interest to an Indexed Account.

Numerically, the Index Growth Rate is (b ÷ a) – 1, where:

a = the Closing Value of the Index as of the day before the beginning of the Segment Term; and

b = the Closing Value of the Index as of the day before the end of the Segment Term.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Fixed Option.

Lockout Period – a 12-month period of time during which you may not make any transfers into the Indexed Fixed Options. A Lockout Period begins any time a deduction is taken from the Indexed Fixed Options as a result of a loan or withdrawal that is not part of a Systematic Distribution Program.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the asset charge, the monthly Indexed Account charge and any charge for optional Riders and benefits.

Participation Rate – the percentage of the Index Growth Rate used to calculate the Segment Indexed Interest Rate.

Segment – a portion of your Accumulated Value in an Indexed Fixed Option. We create a Segment when Accumulated Value is transferred from the Fixed Account to an Indexed Fixed Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Fixed Options.

Segment Indexed Interest – additional interest may be credited to the Segment at the end of the Segment Term based on the performance of the Index.

Segment Indexed Interest Rate – The Segment Indexed Interest Rate reflects any growth in the Index, multiplied by the Participation Rate, subject to the Growth Cap, that exceeds the Cumulative Segment Guaranteed Interest Rate. It is equal to [the lesser of (a × b) and c] - d, but not less than zero where:

a = Index Growth Rate

b = Participation Rate

c = Growth Cap

d = Cumulative Segment Guaranteed Interest Rate

Segment Maturity – the end of the Segment Term and the date we calculate any Segment Indexed Interest and credit it to the Segment.

Segment Maturity Value – the value of the Segment at Segment Maturity, including any Segment Indexed Interest.

Segment Start Dates – the dates on which transfers into the Indexed Fixed Options may occur, generally the 15th of each month as shown in your Policy Specifications. We use a Segment Start Date to determine Segment months and Segment years.

Segment Term – a one-year period beginning on the Segment Start Date and ending on the Segment Maturity date.

Segment Value – the amount transferred to an Indexed Fixed Option from the Fixed Account on the Segment Start Date. After the Segment Start Date, the Segment Value equals a + b - c + d where:

a = the Segment Value as of the previous day;

b = the Segment Guaranteed Interest since the previous day;

c = any Segment Deductions since the previous day; and

d = any Segment Indexed Interest credited only at Segment Maturity.

Systematic Distribution Program – a program of periodic distribution that we designate, which includes periodic distribution of the Policy’s Accumulated Value through Policy loans and withdrawals.

Total Interest Credited – the sum of Segment Indexed Interest plus Segment Guaranteed Interest that we credit to a Segment within the Indexed Fixed Options.

Variable Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Variable Accounts.

VI. Your Free Look Right subsection of the POLICY BASICS section is amended by adding a new bullet to the fifth paragraph:

• the Net Premiums allocated to Indexed Fixed Options

VII. Your Free Look Right – Your Free Look Right California insureds age 60 and over subsection of the POLICY BASICS section is amended by adding a bullet to the last paragraph:

• the Net Premiums allocated to the Indexed Fixed Options

VIII. Timing of Payments, Forms and Requests – When we make payments and transfers subsection of the POLICY BASICS section is amended as follows:

We may delay transfers and payments from the Fixed Options and the Indexed Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. If we defer payment of surrenders, withdrawals or loans for more than 10 days after we receive your request, we will pay interest at the rate required by the state in which the Policy is delivered, but not less than an annual rate equal to the guaranteed rate payable on the Fixed Options. We’ll pay interest at an annual rate of at least 2.5% on any withdrawals or surrender proceeds from the Fixed Options or the Indexed Fixed Options that we delay for 10 days or more.

IX. Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios) subsection of POLICY BASICS section is amended by adding the following box to illustrate cash flowing between the Indexed Fixed Options and the Fixed Options:

Indexed Fixed Options We hold amounts you allocate to these Investment Options in our General Account

X. Optional Riders and Benefits – Minimum Earnings Benefit Rider subsection of the THE DEATH BENEFIT section is amended by adding the following:

If you select the Minimum Earnings Benefit Rider, you may not allocate Accumulated Value to the Indexed Account.

XI. HOW PREMIUMS WORK section is amended as follows:

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. However, if you have chosen the Indexed Fixed Options, your Net Premium will first be allocated to the Fixed Account and transferred from the Fixed Account to the Indexed Fixed Options on the Segment Start Date. The Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options may be less than the Net Premium or the Accumulated Value you transferred to the Fixed Account because there may have been deductions from the Fixed Account, such as those due to Monthly Deductions, withdrawals or Policy loans.

There is other information you should know about allocating all or part of a Net Premium to the Indexed Fixed Options. You can only allocate a Net Premium to the Indexed Fixed Options if your Policy is not in a Lockout Period. In addition, you must notify us of your allocation to the Indexed Fixed Options by the Cutoff Date (two Business Days before a Segment Start Date) of a particular Segment Start Date in order for Accumulated Value to be transferred from the Fixed Account to the Indexed Fixed Options on that Segment Start Date. See YOUR INVESTMENT OPTIONS – Indexed Fixed Options. Otherwise, your Accumulated Value will not be transferred to the Indexed Fixed Options on the Segment Start Date.

We do not count the allocation from the Fixed Account to the Indexed Fixed Options towards the number of transfers you may make in a Policy Year. In addition, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

XII. Calculating Your Policy’s Accumulated Value subsection of YOUR POLICY’S ACCUMULATED VALUE section is amended by adding the following:

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

XIII. Monthly Deductions subsection of YOUR POLICY’S ACCUMULATED VALUE section is amended by adding the following:

Monthly Indexed Account Charge

We assess an additional charge every month for amounts in each of the Indexed Fixed Options. The charge is added to the Monthly Deduction assessed against the Policy’s Accumulated Value. The charge is calculated by multiplying the Indexed Account Charge Rate, as shown in the FEE TABLES (guaranteed maximum annual rate of 0.30% (0.025% monthly)), to the value of the Indexed Fixed Options as of the Monthly Payment Date.

Indexed Fixed Options	Monthly Indexed Account Charge
1 - Year Indexed Account	0.025% of Indexed Account value
1 - Year High-Par Indexed Account	0.025% of Indexed Account value

An example:

• For a Policy with $10,000 in the 1 - Year Indexed Account, the maximum monthly Indexed Account charge is:

($10,000 × 0.025%) = $2.50

See YOUR INVESTMENT OPTIONS – Indexed Fixed Options – Segment Value Changes.

XIV. YOUR INVESTMENT OPTIONS section is amended by adding the following after the Fixed Options subsection:

Amounts allocated to the Fixed Options and the Indexed Fixed Options are held in our General Account.

XV. YOUR INVESTMENT OPTIONS section is amended by adding the following subsection:

Indexed Fixed Options

We credit interest on Accumulated Value in the Indexed Fixed Options in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both of the Indexed Fixed Options (the Cumulative Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

The following examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Policy will actually perform.

1 The "S&P 500 INDEX" is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Pacific Life Insurance Company.  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. It is not possible to invest directly in an index.  Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 INDEX to track general market performance.  Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 INDEX is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The S&P 500 INDEX is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or Pacific Life Insurance Company’s Product(s).  S&P Dow Jones Indices has no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 INDEX.  S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 INDEX will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment or tax advisor.  A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PACIFIC LIFE INSURANCE COMPANY, OWNERS OF PACIFIC LIFE INSURANCE COMPANY'S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PACIFIC LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

2 The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 9% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Average Segment Monthly Balance	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	9%	9%	9%	9%	9%
Participation Rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	109.00	110.09	111.19	113.19
Segment Indexed Interest Rate	8.00%	0.00%	0.00%	0.80%	5.60%
Segment Indexed Interest	800.00	0.00	0.00	88.94	633.88
Total Interest Credited over Term	900.00	109.00	110.09	200.13	747.07
Segment Maturity Value	10,900.00	11,009.00	11,119.09	11,319.22	12,066.29

Total Return over Period	20.66%
Annual Return over Period	3.83%

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 8% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Average Segment Monthly Balance	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	8%	8%	8%	8%	8%
Participation Rate	150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	108.00	109.08	110.39	113.37
Segment Indexed Interest Rate	7.00%	0.00%	0.20%	1.70%	7.00%
Segment Indexed Interest	700.00	0.00	21.82	187.64	793.58
Total Interest Credited over Term	800.00	108.00	130.90	298.03	906.95
Segment Maturity Value	10,800.00	10,908.00	11,038.90	11,336.93	12,243.88

Total Return over Period	22.44%
Annual Return over Period	4.13%
[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 3% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Average Segment Monthly Balance	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	3%	3%	3%	3%	3%
Participation Rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	103.00	104.03	105.07	106.96
Segment Indexed Interest Rate	2.00%	0.00%	0.00%	0.80%	2.00%
Segment Indexed Interest	200.00	0.00	0.00	84.04	213.92
Total Interest Credited over Term	300.00	103.00	104.03	189.11	320.88
Segment Maturity Value	10,300.00	10,403.00	10,507.03	10,696.14	11,017.03

Total Return over Period	10.17%
Annual Return over Period	1.96%

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 2% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Average Segment Monthly Balance	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	2%	2%	2%	2%	2%
Participation Rate[2]	140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	102.00	103.02	104.17	106.26
Segment Indexed Interest Rate	1.00%	0.00%	0.12%	1.00%	1.00%
Segment Indexed Interest	100.00	0.00	12.36	104.17	106.26
Total Interest Credited over Term	200.00	102.00	115.38	208.35	212.51
Segment Maturity Value	10,200.00	10,302.00	10,417.38	10,625.73	10,838.24

Total Return over Period	8.38%
Annual Return over Period	1.62%

[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2] The guaranteed minimum Participation Rate will never be lower than 140%.

Here is how Segments Work

• Segment Creation. A new Segment is created when there is a transfer to the Indexed Fixed Options. The Segment continues until the end of the Segment Term.

• Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

• Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

• Segment Indexed Interest. Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

• Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is reallocated to a new Segment or to the Fixed Options, based on your instructions.

Important Considerations:

• Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Options. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Fixed Options.

• All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions and payment by the Cutoff Date for that Segment Start Date.

• You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Fixed Options if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment, or to the Fixed Account per your instructions.

• We assess a charge on Accumulated Value in the Indexed Fixed Options.

• We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Fixed Options.

• There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Fixed Options.

• The total interest crediting rate that is applied to each Segment will never exceed the Growth Cap, and will never be less than the 1% Segment Guaranteed Interest rate.

• You cannot transfer Accumulated Value from an Indexed Fixed Option until Segment Maturity.

• At Segment Maturity, we will automatically invest Segment Maturity Value into a new Segment unless you tell us otherwise by the Cutoff Date.

• We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

• Changing the Index will not affect the guarantees for the Indexed Fixed Options.

• We will notify you if we replace the Index.

• We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Fixed Options is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Fixed Options are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Fixed Options is based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between two points in time, with a Segment Guaranteed Interest Rate and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Segment Creation:

• Segments can be funded by:

a. premium payments

b. transfers from the Fixed Account

c. reallocated amounts from prior Segments following Segment Maturity.

• A new Segment is created when amounts are transferred from the Fixed Account to an Indexed Fixed Option.

• Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions and payment by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of that Segment to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Fixed Options will first be made to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. The value in the Indexed Fixed Options may come from several sources:

• Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Fixed Option;

• Transfers you request from the Fixed Account;

• Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Fixed Options.

Transfers from the Fixed Account to an Indexed Fixed Option may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Fixed Options, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Fixed Options:

• Payment and Reallocation Instructions;

• Transfers by Written Request

Transfers to the Indexed Fixed Options will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Fixed Options.

1. Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to an Indexed Fixed Option. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions and payment by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions and your payment by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Fixed Option.

 An example:

 We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $9,305 after deduction of a $695 maximum premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Option and the Designated Amount = $9,305.

 On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $9,305. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $9,300.

 On January 15, the Segment Start Date, the Fixed Account balance is $9,300, which is less than the Designated Amount. This amount will be transferred to the Indexed Fixed Option and the Fixed Account balance will be zero.

 Another example:

 Using the same examples as above, but assuming that the Fixed Account Value is $9,500 on the Segment Start Date:

 On January 15, the Segment Start Date, the Designated Amount of $9,305 will be transferred to the Indexed Fixed Option. The Fixed Account value will be $195.

2. Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Fixed Options at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Fixed Option to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 You may also make transfers to the Indexed Fixed Options by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Fixed Options on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Fixed Options, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 Any reallocation of Segment Maturity Value from the Indexed Fixed Options to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account, and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Fixed Option proportionate to Segment Value. For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Fixed Options, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. Segment Indexed Interest will be credited to the Segment and is equal to the Segment Indexed Interest Rate multiplied by the average of all Segment Monthly Balances over the entire Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Fixed Options over the Segment Term.

Here is an example of how a deduction from the Policy affects Segment Indexed Interest.

• We create the Segment on January 15 with a $1,000 allocation.

• You have not taken a loan, and we have not deducted Policy charges from the Segment.

• On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

• At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 8%.

End of Segment Month	Segment Monthly Balance
February 14	$1,000
March 14	$1,000
April 14	$1,000
May 14	$1,000
June 14	$1,000
July 14	$1,000
August 14	$700
September 14	$700
October 14	$700
November 14	$700
December 14	$700
January 14 (of the following year)	$700
The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $68 ($850 × 8% = $68.00). Upon Segment Maturity, the final Segment Accumulated Value is $768 (the $700 remaining Segment Balance plus the $68 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest

Using the example above, if you surrender the Policy on July 15th instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Fixed Options. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Fixed Options. Reallocation to a new Segment will be subject to the Growth Cap and Participation Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a × b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (Will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

XVI. Transfers subsection of YOUR INVESTMENT OPTIONS section is amended by adding the following:

• If you request a transfer to the Indexed Fixed Options and we receive your instructions by the Cutoff Date, we will make the transfer first to the Fixed Account and then to the Indexed Fixed Options on the next Segment Start Date.

XVII. The Transferring Among Investment Options and Market-Timing Restrictions subsection of the YOUR INVESTMENT OPTIONS section is amended as follows:

We do not count the transfer from the Fixed Account to an Indexed Account towards the number of transfers you may make in Policy Year. Further, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

You may not transfer from an Indexed Account until Segment Maturity. In addition, you may not allocate all or a portion of a Net Premium or Accumulated Value to the Indexed Account if your Policy is in a Lockout Period.

Upon Segment Maturity, the Segment Maturity Value cannot be transferred directly into the Variable Options. The Segment Maturity value must first be transferred to the Fixed Account before it can be transferred to the Variable Options. You must provide us instructions prior to the Cut-off Date, to automatically transfer the Segment Maturity Value to the Fixed Account. Once the Segment Maturity Value is transferred to the Fixed Account, any transfers, thereafter from the Fixed Account to the Variable Options, will be subject to the Fixed Account transfer restrictions, which may increase the amount of time required to transfer the value into the Variable Options

XVIII. The Transfer Services subsection of the YOUR INVESTMENT OPTIONS section is amended as follows:

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options. Under the Scheduled Indexed Transfer Program, you can schedule transfers from the Fixed Account to the Indexed Accounts.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Scheduled Indexed Transfer program

Our Scheduled Indexed Transfer program (SIT) allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options. When you complete the form for the SIT, you must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

If you select the Specified Amount method, you will request a specific amount to be transferred. This amount will be transferred until the Fixed Account has been depleted or the number of transfers specified have been completed.

If you select the Period Depletion method, you will specify the number of transfers you wish to make. Amounts will be reallocated from the Fixed Account into an Indexed Fixed Option using a declining balance calculation until the Fixed Account has been depleted.

Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payment allocations have occurred.

XIX. The Making Withdrawals subsection of the WITHDRAWALS, SURRENDERS AND LOANS section is amended as follows:

We deduct the withdrawal from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. You may choose to have such deductions taken from either the Variable Investment Options or the Fixed Account.

XX. The Taking Out a Loan subsection of the WITHDRAWALS, SURRENDERS AND LOANS section is amended as follows:

To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer the loan from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. You may choose to have such deductions taken from either the Variable Investment Options or the Fixed Account.

Taking a loan or making a withdrawal from the Policy that results in a deduction from the Indexed Account, other than a withdrawal or loan pursuant to a Systematic Distribution Program, will cause a Lockout Period to begin. During the Lockout Period, you may not allocate any Net Premium payments, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Account. Reallocations for any maturing Segment will be made according to your reallocation instructions.

XXI. The General Account section of ABOUT PACIFIC LIFE is amended as follows:

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options or the Indexed Fixed Options. The rate is reset annually. The Fixed Options and Indexed Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

PACIFIC SELECT EXEC V PROSPECTUS MAY 1, 2020

Pacific Select Exec V is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company (“Pacific Life”) through the Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your Policy, will no longer be sent by mail, unless you specifically request copies of the reports from Pacific Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Life electronically by accessing the Policy Owner website, My Life Account at https://Life.MyAccount.PacificLife.com.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Life that you wish to continue receiving paper copies of your shareholder reports by calling us at (800) 347-7787. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

BNY Mellon Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

A life insurance policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Policy is no longer offered for sale.

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YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

An outbreak of a respiratory disease caused by a novel coronavirus designated as COVID-19 has spread internationally and has been declared a global pandemic. The duration of the pandemic and any future effects of COVID-19 are unknown. Please visit https://www.pacificlife.com/home/pacific-life-update.html for our commitment to you during this challenging time.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Pacific Life is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your Policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

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The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while the Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your Policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61 day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

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Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	6.95% of premium
Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.71-$59.96 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $13.36 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase[2]	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100
SVER Term Insurance Rider[2]
Administrative charge for increase in Face Amount	At increase	$100
SVER Term Insurance Rider-Trust/Executive Benefit[2]
Administrative charge for increase in Face Amount	At increase	$100

1 The surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.14 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum and current charge	Monthly Payment Date	$7.50
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Coverage Layer	$0.07–$3.16 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.16 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.41 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3.
Asset charge[1]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.14 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.29–$3.84 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $1.03 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
SVER Term Insurance Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Term Insurance Rider continued
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.14 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$4.00 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,8]
SVER Term Insurance Rider-Trust/Executive Benefit
Rider Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$4.70 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,9]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.14 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Termination Credit charge
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.03–$0.61 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.12 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Minimum Earnings Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.10% of the alternate accumulated value[10] on the Monthly Payment Date
Minimum and Maximum current charge		0.05% of the alternate accumulated value on the monthly payment date
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[12]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Short-term No-lapse Guarantee Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.01 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accelerated Living Benefits Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$150
Accidental Death Benefit Rider
Minimum and Maximum guaranteed and current charge		$0.05–$0.18 per $1,000 of Coverage Layer
Charge for a representative Insured	Monthly Payment Date	Maximum guaranteed and current charge during Policy Year 1 is $0.10 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Children’s Term Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.75-$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]
Premier Living Benefits Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Premier Living Benefits Rider

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Terminal Illness Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Terminal Illness Rider

Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk[11]
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[11] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000of Coverage Layer in Policy Year 1, $0.35/month per $1,000 of Coverage Layer in Policy Year 2, and $0.53/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.35/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Trust/Executive Benefit maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.80/month per $1,000 of Coverage Layer in Policy Year 2, and $1.20/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.80/month per $1,000 of Coverage Layer

10 The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the Policy. It is based on actual premiums paid less an alternate premium load, actual monthly deductions taken from the Policy’s Accumulated Value, and an alternate accumulated value monthly factor representing an annual interest crediting rate. The alternate accumulated value monthly factor will never be less than 1.00295 (3.6% annually), and the alternate premium load rate will never exceed 25% of premiums paid. The Rider also has a minimum premium requirement to remain in force. Cumulative premium paid by the end of the 9th Policy Year must be equal to or greater than the Rider’s minimum premium requirement, which will never exceed 450% of the guideline level premiums at Policy issue. The alternate accumulated value monthly factor, alternate premium load and minimum premium requirement are shown in the Policy Specifications.

11 Plus any Annual Renewable Term Rider – Additional Insured Face Amount.

12 The charge to exercise the Overloan Protection II rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	1.93%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	1.93%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a Pacific Select Exec V variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 347-7787.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options.

Accumulated Value – the total amount of your Policy’s value allocated to the Variable Investment Options and any available Fixed Options, plus the amount in the Loan Account, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Face Amount, Policy Date, policy duration, the Insured's Age and Risk Class, and the presence of optional riders and benefits.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – is insurance coverage on the Insured provided by this Policy or insurance Coverage on the Insured under an optional Rider. Generally, increases in the Basic Face Amount under the Policy or additional life insurance coverage added by a Rider are referred to as a “Coverage Layer”.

Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

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Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

In Force – the Policy is in effect and provides a death benefit on the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a notarized signature or some other proof of authenticity. We do not generally require such proof, but we may ask for proof if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – consist of the Variable Options, any available Fixed Options, and any additional investment options that may be added.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

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Policy Date – the date upon which life insurance coverage under the Policy becomes effective. The Policy date is used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Total Face Amount – is the sum of all Coverage Layer Face Amounts. The Total Face Amount is comprised of Face Amounts of all Basic Coverage Layers and the Face Amounts of any Rider Coverage. The Total Face Amount is used to determine the Policy’s Death Benefit.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Investment Option – one or more Variable Accounts available under this policy, and are part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office In Proper Form, containing information we need to act on the request. Written Request includes an electronic request provided in a form acceptable to us.

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POLICY BASICS

Pacific Select Exec V is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a Pacific Select Exec V life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

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• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is the date upon which life insurance coverage under the Policy becomes effective. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued. See APPENDIX B: State Law Variations for a list of state variations to backdating.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet or on a notice that accompanies it. Generally, the free look period ends 10 days after you receive your Policy, but in some states, the free look is different. See APPENDIX B: State Law Variations for a list of state variations to the free look period. Some states may also have a different free look period if you are replacing another life insurance policy. Please call us or your life insurance producer if you have questions about your Free Look Right.

We will allocate any premium payments we receive during the free look period in accordance with the requirements of the state in which your Policy was issued. In states that require us to return all premiums paid, your initial Net Premium will be allocated to the Fidelity VIP Government Money Market Variable Account and will remain there during the entire free look period. At the end of the free look period, your premiums will be allocated to the Variable Investment Options you selected. In states that do not require us to return all premiums paid, your initial Net Premium will be applied to the Variable Investment Options you selected.

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If your Policy was issued in a state that requires us to refund your premium, the amount of the refund is the greater of premium payments received during the Free-Look Period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less Policy debt. If your Policy was issued in a state that does not require us to refund your premium, the amount we return to you will include:

• any charges or taxes we have deducted from your premiums;

• the Net Premiums allocated to the Fixed Options;

• the Accumulated Value allocated to the Variable Investment Options; and

• any monthly fees and charges we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

The amount of your refund may be more or less than the premium payments you have made, depending on the state in which your Policy was issued. See APPENDIX B: State Law Variations for information on which states do or do not require refund of premiums paid.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the greater of premium payments received during the Free-Look period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

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We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please access the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com, or call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options that we delay for 10 days or more.

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Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible, preferably within 90 days from the date of the confirmation or statement, to ensure proper accounting to your Policy. When you write us, include your name, Policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports, via US mail service. If you wish to receive Documents electronically, you may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

By electing this option on the application, you authorize us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

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Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is its initial Face Amount. We determine the Face Amount based on instructions provided in your application.

The minimum Total Face Amount when a Policy is issued is usually $50,000, but we may reduce this in some circumstances. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

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• The Insured must be Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, Coverage charge and surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• The initial Face Amount and any additional Coverage Layer are eligible for decrease on or after the first anniversary of its effective date.

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• We do not charge you for a decrease in Face Amount.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You must choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the Insureds death.

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The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

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• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Insured’s Age, sex, and Risk Class. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male, Age 45 when the Policy was issued, with a standard nonsmoking Risk Class, in Policy Year 6 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 2.8591.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit percentage is based on the Age of the Insured, so it varies over time. It is 250% when the Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of Death Benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

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These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $71,478 (assuming a Net Single Premium factor of 2.8591 of the Accumulated Value).

• Net Amount At Risk Factor is 1.0020598

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$71,478	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$71,478	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$71,478	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $214,433 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.79
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.79

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		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$214,433	$138,991.72
Option B	Total Face Amount plus Accumulated Value	$175,000	$214,433	$138,991.72
Option C	Total Face Amount plus premiums less distributions	$130,000	$214,433	$138,991.72

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options
American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth

Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Managed Asset Allocation Portfolio

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

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Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

SVER Term Insurance Rider and SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy.

Riders that provide additional cash value protection (terms for these Riders are described below):

Minimum Earnings Benefit Rider

Provides for minimum earnings protection.

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

There may be tax consequences if you exercise your rights under the Accelerated Living Benefits Rider. Please see VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

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Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic Illness)

The Rider name will vary in the state of Florida as shown in the Premier Living Benefits Rider section of APPENDIX B: State Law Variations.

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Chronically Ill Individual with a condition that is expected to be permanent and has met the terms and conditions described in the Rider.

Terminal Illness Rider (Accelerated Death Benefit Rider for Terminal Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates. The current charge for this Rider is $0.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. You may purchase the Rider at Policy issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider Face Amount.

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The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy. May also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

• the Rider Coverage charge

• the Rider cost of insurance charge; and

• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Trust/Executive Benefit Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E - (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

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E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

The termination credit basis is the lesser of (a - c) or (b - c), where:

a = the total amount of premiums paid on the Policy;

b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 5%

• (B) = $50,000

• (C) = 0.25%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 5% × 50,000 = $2500

Termination Credit Part 2 = 0.25% × 60 months × (10,000 - (50,000/5)) = $0

The total of Termination Credit Part 1, or $2,500, and Termination Credit Part 2, or $0, will result in the addition of $2,500 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Minimum Earnings Benefit Rider

Allows allocation to the Variable Investment Options while providing minimum earnings protection at Rider maturity. The Rider may be purchased at Policy issue for an Insured who is Age 60 or younger. The monthly charge for this Rider will be shown in your Policy Specifications.

To be eligible for this Rider, any amounts allocated to the Variable Investment Options must be allocated according to the Investment Allocation Requirements. This means you may not allocate among the Variable Investment Options at your discretion. You may also allocate Accumulated Value to the Fixed Account and/or Fixed LT Account.

This Rider provides that your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider maturity or the Alternate Accumulated Value.

You elect a Rider Maturity Date when you apply for this Rider. Once selected, the Rider Maturity Date may not be changed. The Rider Maturity Date may be set from 10 to 15 years from the date of issue. The length of time before the Rider matures affects the Alternate Accumulated Value Monthly Factor and the Alternate Premium Load, both used in the calculation of the Alternate Accumulated Value and shown in your Policy Specifications. The Alternate Accumulated Value Monthly Factor will never be less than 1.00295. The Alternate Premium Load will never be greater than 25%.

The Alternate Accumulated Value is a calculated value reflecting a minimum level of earnings for the Policy. The Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date, including the Policy Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

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• the Alternate Accumulated Value immediately prior to the calculation,

• increased by any premiums paid since the prior Monthly Payment Date, less the Alternate Premium Load,

• reduced by the Policy’s actual monthly deduction on the Monthly Payment Date and any other Policy charges since the prior Monthly Payment Date, and

• reduced by any withdrawals that have been taken since the prior Monthly Payment Date,

• with the result multiplied by the Alternate Accumulated Value Monthly Factor.

If your Policy’s Alternate Accumulated Value is greater than your Policy’s Accumulated Value and you take a loan or withdrawal, we reserve the right to reduce the Alternate Accumulated Value so that the Alternate Accumulated Value is reduced in the same proportion as the Policy’s Accumulated Value as a result of such loan or withdrawal.

An example

For a Policy with:

• An Accumulated Value of $100,000

• An Alternate Accumulated Value of $120,000

If you request a withdrawal of $10,000, the Accumulated Value following the withdrawal will be $90,000 ($100,000 - $10,000), which is a reduction of 10%. We will then reduce the Alternate Accumulated Value to $108,000 ($120,000 - 10% × $120,000 = $120,000 - $12,000 = $108,000).

While this Rider is in effect, the Policy will not enter the Grace Period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is sufficient to cover the monthly deduction due on a Monthly Payment Date.

There is a minimum premium requirement to keep this Rider in effect. The Minimum Premium Requirement to keep this Rider in effect, and the Minimum Premium Date by which premiums paid must equal or exceed the Minimum Premium Requirement, will be shown on your Policy Specifications. The Minimum Premium Requirement will never exceed 450% of your Policy’s guideline level premiums at Policy issue, and must be paid by the end of the ninth Policy Year. If you do not pay enough premium by the Minimum Premium Date to satisfy the Minimum Premium Requirement, we will send you a Rider Grace Period notice stating the amount of additional premium you must pay to keep the Rider in effect and the date, not less than 31 days (61 days if you signed your application in Nebraska or North Carolina) after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

On the Rider Maturity Date, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and the Rider will terminate unless you elect to renew it. Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid.

You may elect to renew the Rider at Rider maturity. If you renew the Rider, you will elect a new Rider Maturity Date based on the options available at the time you renew, and we will send you a Supplemental Schedule of Coverage which will show the specifications for the renewed Rider. The Rider specifications, including the Rider charge and alternate premium load, may differ after renewal of the Rider. To renew this Rider, we must receive your Written Request to renew at least 30 days prior to the Rider Maturity Date.

If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value after any increase on the prior Rider Maturity Date, multiplied by the result of 1 minus the alternate premium load shown on the Supplemental Schedule of Coverage for the renewed Rider. All provisions of the Rider will continue after renewal, but based on the Supplemental Schedule of Coverage for the renewed Rider.

This Rider is effective on the Policy Date unless otherwise stated. It will end upon the earliest of your Written Request, termination of the Policy, if any portion of the Accumulated Value is no longer allocated according to the Investment Allocation Requirements for use under this Rider, at the end of the Rider Grace Period if you have not paid sufficient premium to keep the Rider in effect, or the Rider Maturity Date if you do not elect to renew this Rider. If your Policy lapses and you reinstate the Policy, we will not reinstate the Rider, except if you signed your application in North Carolina.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you

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exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

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After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

• The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax advisor as to the tax risks associated with this Rider.

• Short-Term No-Lapse Guarantee Rider

May keep your Policy and any Riders attached to it In Force, if it would otherwise lapse. The Rider is available at Policy issue for Insureds Age 79 and younger if you choose either Death Benefit Option A or Option B when applying for your Policy. The guaranteed monthly cost of insurance charges will be shown in your Policy Specifications.

The Short-Term No-Lapse Guarantee Rider is issued with a guarantee period based on the Age of the Insured. The guarantee period will be at least five years, and never more than 20 years. The guarantee period of your Short-Term No-Lapse Guarantee Rider is listed on your Policy Specifications.

The No Lapse Premium is an amount used during the guarantee period to determine the No Lapse Credit. The no lapse premium is shown on your Policy Specifications as the Annual No Lapse Premium. The Rider is designed to remain in effect through the guarantee period if you pay at least one twelfth of this amount at the beginning of each Policy month, take no loans or withdrawals, and make no changes, scheduled or unscheduled, to your policy Coverage. However, the Rider may remain in effect even if premium payments are made in different patterns, if you take policy loans or withdrawals, or there are changes in Coverage amounts. Any change in Face Amount or Coverage may cause a change in the No Lapse Premium, in which case we will inform you of the new No Lapse Premium.

The No Lapse Credit is a value used to determine if the Rider is in effect. It is calculated at the beginning of each Policy month during the guarantee period. The No Lapse Credit as of the Policy Date is equal to the premium paid less one-twelfth of the initial No Lapse Premium. On any other Monthly Payment Date, the No Lapse Credit is equal to:

• the No Lapse Credit as of the prior Monthly Payment Date multiplied by (1 + i) where i equals 0.327374% if the No Lapse Credit is negative, otherwise it equals the rate shown in the Policy Specifications;

• plus the premiums received since the prior Monthly Payment Date;

• less withdrawals taken since the prior Monthly Payment Date; and

• less one-twelfth of the then current No Lapse Premium.

For example, for a Policy with a No Lapse Premium of $838.61, a No Lapse Credit of $1,000.00 on the prior Monthly Payment Date and a monthly interest rate of 0.0% for accumulation of the No Lapse Credit if the No Lapse Credit is positive, where a withdrawal of $500.00 has been taken since the prior Monthly Payment Date and a premium payment of $100.00 was made on the current Monthly Payment Date, the No Lapse Credit on the current Monthly Payment Date will be $530.12.

If the No Lapse Credit less Policy Debt is equal to or greater than zero, the Rider is in effect. If the Rider has become ineffective because the No Lapse Credit is less than the Policy Debt, you may reinstate the benefit by paying sufficient premium or by repaying a

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sufficient portion of the loan balance. The premium payment or loan repayment necessary to reinstate the benefit is equal to the amount that would make the No Lapse Credit equal to the Policy Debt.

If your Policy does not have enough Accumulated Value, after subtracting any Policy Debt, to cover your monthly deduction on the Monthly Payment Date, and the Rider is in effect, your Policy will not enter the Grace Period, and will not lapse. Your Policy and all other Riders attached to your Policy will continue in effect under their terms during the guarantee period as long as the conditions for the Rider to be in effect are met.

When your Policy continues under the Rider, monthly deductions for your Policy will be accumulated as the Monthly Deductions Deficit. No interest is charged on this amount. Additional Net Premium, or loan repayment amounts, will first be used to reduce the amount of your Monthly Deductions Deficit. Once the amount of the Monthly Deductions Deficit has been repaid, any additional new Net Premium or loan repayment amounts will be allocated to the Investment Options according to your most recent instructions.

If the Policy is continued under the Rider, the Policy has no net Accumulated Value from which to deduct Monthly Deductions. Such uncollected amounts are accumulated without interest and are collectively called the Monthly Deductions Deficit.

If your Policy is continued under the Rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the Monthly Deductions Deficit to zero and cover any future monthly deductions from your Policy, or your Policy will lapse.

• Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states). We will pay an accelerated benefit if an insured has been diagnosed with a noncorrectable terminal illness and has a life expectancy of 6 months or less. The accelerated benefit is the actual amount you will receive under this Rider. It is determined based on the amount of the Policy proceeds the Policy Owner requests (the “Requested Portion”) as a factor of the Eligible Coverage, which is the portion of the Policy proceeds that qualifies for determining the Accelerated Benefit. An actuarial discount will apply to the Requested Portion. This discount reflects the early payment of the Requested Portion of your policy. The discount will be based on an annual interest rate declared by us and which is in effect as of the date we approve your written request.

The Eligible Coverage includes:

• The base Policy Death Benefit;

• Any paid-up additions; and

• Any term rider, term Policy or term Coverage on the Insured that has a minimum of two years of Coverage remaining.

The Requested Portion cannot be more than the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force with us. If you have Policy Debt, we will reduce the accelerated benefit proceeds payable to repay a portion of the loan. We may also deduct an administrative fee of $150 from your accelerated benefit.

Below is an example of how we calculate the Eligible Coverage under the Rider. The Example assumes two Policies; the Insured under each Policy has been diagnosed with a terminal illness. The Requested Portion for both Policies is the maximum amount payable under the Policies (the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force).

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An example

	Policy 1	Policy 2
Accumulated Value	$300,000	$600,000
Policy Debt	$100,000	$200,000
Face Amount	$500,000	$1,000,000
Calculation of Payment
Eligible Coverage	$500,000	$1,000,000
Requested Portion of Face Amount	$250,000	$250,000
Requested Percentage of Face Amount	50%	25%
Actuarial Discount Rate (1 ÷ 1.0475)	95.47%	95.47%
Requested Portion × Actuarial Discount Rate	$238,675	$238,675
Required Repayment of Policy Debt = Policy Debt × Requested Percentage	$50,000	$50,000
Rider Exercise Charge	$150	$150
Accelerated Benefit Payment	$188,525	$188,525

Values after payment of Accelerated Living Benefit
Accumulated Value = Original Accumulated Value × (1 − Requested Percentage)	$150,000	$450,000
Policy Debt = Original Policy Debt − Required Repayment of Policy Debt	$50,000	$150,000
Face Amount = Original Face Amount × (1 − Requested Percentage)	$250,000	$750,000

You may choose to receive the accelerated benefit either in a lump sum or any other payment plan available at the time of payment. We will pay the benefit only once per Insured.

Payment of the accelerated benefit will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced.

Benefits received under this Rider may be taxable, and may impact your eligibility for Medicaid or other government benefits. Please consult your tax advisor if you want to exercise your rights under this Rider.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when an accelerated benefit is paid under this Rider.

• Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions. Death must occur within 120 days of injuries and while the Rider was in effect. You may purchase the Rider at Policy issue for an Insured between Age 5 through 65, subject to satisfactory evidence of insurability. The monthly charge will be shown in your Policy Specifications.

The Rider terminates on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 70.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

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• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance that will expire at child’s Age 25 will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. You may have flexibility to change the option dates following the Insured's marriage or the birth or legal adoption of any child of the Insured.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Premier Living Benefits Rider

The Premier Living Benefits Rider is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

• Bathing oneself

• Continence

• Dressing oneself

• Feeding oneself

• Getting oneself to and from the toilet

• Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

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• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Health Care Practitioner – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you have existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

• The Benefit amount requested; and

• Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

• The Annual Per Diem Limitation; or

• The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) is 100% of the Policy’s Cash Surrender Value;

(b) is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

• 24% of the Initial Eligible Amount; or

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• The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

• The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, sex and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

• Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

• Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• the surrender charge for each Coverage Layer;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Accumulated Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

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Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

• You can change your Death Benefit Option, but only to Death Benefit Option A;

• We will not allow any requested increases in benefits under the Policy or any Riders; and

• We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each benefit payment;

• For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

• When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

• Terminal Illness Rider

(This Rider is called “Accelerated Death Benefit Rider for Terminal Illness” in your Policy.)

The Terminal Illness Rider provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit. For more information, please see APPENDIX B: State Law Variations. This Rider must be elected at Policy Issue. This Rider may be available to add to your policy after issue.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

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Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

• Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

• Calculate the Terminal Illness Benefit Proceeds, as described below; and

• Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) the Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

(c) a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) equals 1; and

(b) equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury Bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

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We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Accumulated Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

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• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each Benefit payment;

• For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• The date the Benefit under the Rider are paid;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 55. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life

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insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Annual Renewable Term Rider may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance Rider or the SVER Term Insurance Rider-Trust/Executive Benefit may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. Depending on the performance of your Investment Options, and on how many withdrawals, loans or other Policy features you have taken advantage of, you may need to make additional premium payments to cover monthly deductions for Policy charges to keep your Policy In Force. We reserve the right to accept premium payments in amounts less than $50.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

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• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 6.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

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When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until the end of the applicable state free look period, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your Policy will enter its Grace Period. We will send you a notice telling you the amount of premium to pay to keep your Policy In Force. The 61-day Grace Period starts on the notice date. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Investment Options according to your most recent premium allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

We deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each investment Option. You may choose to have such deductions taken from either the Variable Investment Options or the Fixed Account. This charge is made up of five charges:

• cost of insurance

• administrative charge

• Coverage charge

• asset charge

• charges for optional Riders

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Cost of Insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with your Policy. These rates are shown in your Policy Specifications.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and sex of the Insured unless unisex rates are required. Rate Tables blended by sex are used for unisex cost of insurance rates. Unisex rates are used in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Choosing a guaranteed period

When the Policy is issued, we will guarantee our current cost of insurance rates for five years for Insureds Age 85 and younger, and two years for Insureds Age 86 and older. If the Insured is Age 65 or younger and in our standard Risk Class when the Policy is issued, you have the option to extend the guaranteed period to ten years. You can only do this when the Policy is issued and you cannot change the guaranteed period later. The same guarantee period applies to the SVER Term Insurance Riders. There is no guaranteed period for Annual Renewable Term Rider Coverage.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the Policy was issued. This will be effective on the day of the increase. However, if the Insured is between Ages 65 and 86, or no longer qualifies for our standard Risk Class on the day of the increase, you will receive the five-year guaranteed period. For Insureds Age 86 and older on the day of the increase, you will receive the two-year guaranteed period.

The guaranteed period you choose may affect the Accumulated Value and the initial Face Amount of your Policy, as well as the amount of premium you can pay. The five-year guaranteed period will provide for higher guideline premium and seven-pay premium limits which, if paid, provide the potential to accrue a larger Accumulated Value. The ten-year guarantee period will have lower premium limits, but will provide you with improved guarantees on your cost of insurance rates. You should discuss your insurance needs and financial objectives with your life insurance producer to help you determine which guaranteed period works best for you.

There is no charge for extending the guaranteed period to ten years.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose, such as the payment of administrative costs.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Policy Coverage Layer in effect.

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The Coverage charge for your Policy at issue is calculated at a rate that is based on the Insured’s Age and Risk Class on the Policy Date and the Death Benefit Option you elect times the initial Face Amount of your Policy.

Additional Policy Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Policy Coverage Layer. We will specify the charge in a supplemental schedule of benefits at the time the new Policy Coverage Layer goes into effect. We will apply the charge for each Policy Coverage Layer from the day that Policy Coverage Layer goes into effect. If you decrease your Policy’s Face Amount, the Coverage charge will remain the same.

The Coverage charge per $1,000 for each Policy Coverage Layer will remain level for 10 Policy Years from effective date, then is reduced in Policy Year 11 and thereafter. We may charge less than our guaranteed rate. The guaranteed Coverage charges for your Policy will be shown in your Policy Specifications.

An example
For a Policy that insures a male non-smoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge is:

• Under Death Benefit Option A or Option C, is $142.45 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.407); and $85.40 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.244)

• Under Death Benefit Option B, is $364.70 during the first 10 Policy Years (($350,000 ÷ 1,000) × 1.042); and $218.75 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.625)

The Coverage charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

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If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Insured dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient, after deduction of premium load, to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

• If we reinstate your Policy on the first Monthly Payment Date that immediately follows the lapse, we will not reinstate the debt.

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 347-7787 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

We consider various factors when determining the Fund portfolios offered under this Policy. Such fund factors include some or all of the following: Fund reputation, asset class, investment objective, investment performance, manager and sub-adviser experience, brand recognition, portfolio share class, and portfolio expenses. We may also consider whether the underlying Fund makes fee payments for distribution and/or service (12b-1 fees), if a Fund affiliate makes fee payments for certain administrative support, or if the Fund is affiliated with us. See ABOUT PACIFIC LIFE – Service Arrangements in this Prospectus and the underlying Fund prospectus for additional information.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting www.PacificLife.com.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

Invesco Oppenheimer V.I Global Fund Series II (formerly called Oppenheimer Global Fund/VA Service Shares)	Seeks capital appreciation.	Invesco Advisors Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund Series I (formerly called Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares)	Seeks capital appreciation.	Invesco Advisors, Inc.

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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock 60/40 Target Allocation ETF V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BNY MELLON VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
BNY Mellon VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC

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FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research LLC
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research LLC
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Seeks to deliver long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class*	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

* Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

M FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Dimensional Fund Advisors, LP
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Sustainable Equity Portfolio Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.
Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management LLC

PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company, LLC
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited

Emerging Markets Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC

Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC

High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC

Main Street® Core Portfolio	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.

Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.

Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC

Small-Cap Growth Portfolio*

(formerly called Developing Growth Portfolio)

*Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.

	Seeks capital appreciation; no consideration is given to income.	MFS Investment Management

Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

PIMCO Global Managed Asset Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
VanEck VIP Global Hard Assets Fund Initial Class*	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

* Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

BNY Mellon Investment Adviser, Inc is the investment adviser of the BNY Mellon Variable Investment Fund.

Fidelity Management & Research LLC is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

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Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to M Fund, Inc., and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

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Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account. The Fixed LT Account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account. See YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions for information on the allocation rules.

The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all Pacific Life policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

• We may add, terminate, or suspend one or more of the Fixed Options at any time. We will notify you before any such changes occur.

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2

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Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

For example, if you transfer from the American Funds IS Asset Allocation Fund Class 4 to the American Funds IS Growth Fund Class 4, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the Fidelity VIP Value Strategies Service Class 2 to the American Funds IS Asset Allocation Fund Class 4, that would be the second transfer in the calendar month involving the American Funds IS Asset Allocation Fund Class 4 and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Lazard Retirement International Equity Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
Invesco Oppenheimer V.I. Global Fund Series II	PIMCO Global Managed Asset Allocation Portfolio - Advisor Class	VanEck VIP Global Hard Assets Fund Initial Class
Janus Henderson Overseas Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Invesco V.I. International Growth Fund Series II, that counts as one transfer for the calendar month. If you later transfer from the Templeton Foreign VIP Fund Class 2 to the Templeton Global Bond VIP Fund Class 2, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, Fixed Option interest sweep service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

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• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, reorganization of underlying portfolios, or other extraordinary circumstances.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. As required by SEC regulation (Rule 22c-2 of the 1940 Act), we entered into written agreements with each Fund or its principal underwriter that require us to provide to a Fund, upon Fund request, certain information about the trading activity of individual Contract Owners. The agreement requires us to execute any Fund instructions we receive that restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading or market timing policies established by a Fund. The policies of a Fund may be more restrictive than our policies or the policies of other Funds. See the Fund prospectuses for additional information.

In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

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Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the Policy's first year. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options, up to the amount originally transferred from the Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

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• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

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Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• If a premium payment of over $1,000 was received within 10 business days of the surrender request, the premium amount received may be withheld from the surrender proceeds until we obtain verification the payment cleared the bank. The amount withheld will be noted on our surrender confirmation letter and a separate letter will be provided when the remainder of the proceeds are disbursed.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Coverage Layer has a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy has a Level Period at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount (the amount of the initial Surrender Charge), the Level Period (the number of years during which the Surrender Charge remains unchanged), the Reduction Factor (the amount by which the Surrender Charge is reduced) and the End Year (the last year in which a Surrender Charge is assessed) are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Initial Amount = $1,335.50

Level Period = 5 Policy Years
Reduction Factor = 267.10
End Year = 10

During the first 60 Policy months, the surrender charge is $1,335.50

In Policy month 61, the surrender charge is: $1,313.24 ($1,335.50 – (267.10 ÷ 12))

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut or Maryland, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the sex or birth date of the Insured is stated incorrectly on your application and it is discovered on or after the death of the Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s sex and Age, or

• the Minimum Death Benefit for the correct sex and birth date.

If the Insured’s sex or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct sex and birth date of the Insured in calculating future Monthly Deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code unless an interest in the policy was transferred for valuable consideration, including in a reportable policy sale, as defined in Section 101(a)(3)(B).

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

We intend to follow the safe harbor guidance provided by the IRS in Revenue Procedure 2010-28, 2010-10 I.R.B. 270 on the statutory definition of life insurance contracts that continue beyond age 100, however, the guidance did not address all issues that may impact a contract at these later ages. You should consult your tax advisor, as there may be tax consequences.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

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For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange under Section 1035 of the Code and, if so, will not result in the recognition of gain or loss unless you no longer have a substantial family, business, or financial relationship with the insured. In that case, the exchange of the policy is considered a reportable policy sale that may result in current taxation of any gain in the policy at the time of the sale and also subject a portion of the death benefit to taxation. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

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Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 per person (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2020, the indexed exemption amount is $11,580,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Code.

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However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Code will also be affected.

Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2019, we had $509.9 billion of individual life insurance in force and total admitted assets of approximately $146 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options. The rate is reset annually. The Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the Funds listed in the YOUR INVESTMENT OPTIONS section. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

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We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also cease offering any of our Variable Accounts if we believe marketing, tax, or investment conditions warrant it. If we cease offering any Variable Account, we will provide any required notice or receive any required approval from Policy Owners or the SEC, as applicable.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

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If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 2% of premiums paid thereafter.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 120% of, the Policy's guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premium payments usually ranges from 0% to 45% of premiums paid up to the first target premium, but generally does not exceed 1.50% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

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We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. BNY Mellon Investment Adviser, Inc. pays us for each BNY Mellon Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen

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Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

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Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

BACKDATING

For policies based in Ohio, your Policy can be backdated only 3 months.

OPTIONAL RIDERS AND BENEFITS

In Connecticut, Georgia, Illinois, and Pennsylvania, the SVER Term Insurance Rider is called the “Term Insurance Rider.” In Connecticut, Georgia, and Illinois, the SVER Term Insurance Rider – Trust/Executive Benefit rider is called “Term Insurance Rider – Trust/Executive Benefit.” In Pennsylvania, the SVER Term Insurance Rider – Trust/Executive Benefit is called the “Term Insurance Rider with Termination Credit Feature”.

For policies issued in Florida, the following applies:

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic and Terminal Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit when we receive written proof that the Insured has been certified as an individual with either Chronic Illness or Terminal Illness and has met the terms and conditions described in the Rider. If you qualify for the Premier Living Benefits Rider, you may not choose the Terminal Illness Rider.

Chronic Illness Benefit

Chronic Illness – is a medical condition where the Insured is:

• Unable to perform (without Substantial Assistance from another individual) at least two Activities of Daily Living due to a loss of functional capacity and the condition is expected to be permanent; or

• Requires Substantial Supervision to protect the individual from threats to health and safety due to Severe Cognitive Impairment and the condition is expected to be permanent.

Individual with Chronic Illness – means the Insured has been certified in writing by a Licensed Health Care Practitioner to have Chronic Illness. An Individual with Chronic Illness shall not include an Insured who otherwise meets the Chronic Illness requirements unless within the preceding twelve-month period a Licensed Health Care Practitioner has certified that the Insured meets these requirements.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is an Individual with Chronic Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Chronic Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is an Individual with Chronic Illness who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

Annual and monthly payments are not available. Instead, the Premier Living Benefits Rider offers a one-time benefit payment.

Terminal Illness Benefit

Individual with Terminal Illness – means the Insured has been certified in writing by a Licensed Physician to have Terminal Illness that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

Terminal Illness – is a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

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• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Individual with Terminal Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Terminal Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Individual with Terminal Illness.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Individual with Terminal Illness and meets the eligibility conditions.

For policies issued in California, the following applies:

Premier Living Benefits Rider

Chronic Illness Benefit

You may elect the Chronic Illness Benefit payment on a lump sum basis.

Chronically Ill Individual – as defined under the federal Health Insurance Portability and Accountability Act, an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Licensed Health Care Practitioner – a physician, registered nurse, licensed social worker or other individual whom the United States Secretary of the Treasury may prescribe by regulation. A Licensed Health Care Practitioner may not be the Insured, the Owner, or the Insured’s or Owner’s spouse or domestic partner, child or stepchild, brother or sister, parent or grandparent, or the spouse, domestic partner, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Health Care Practitioner must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Severe Cognitive Impairment – loss or deterioration in intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia, and measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s short-term or long-term memory, orientation as to people, places, or time, and deductive or abstract reasoning.

For policies issued in Connecticut, the following applies:

Premier Living Benefits Rider

The definition of Chronic Illness does not include the requirement that the condition is expected to be permanent. However, in order to qualify for benefit payment, the certification must state that the Chronic Illness has caused the Insured to be confined for at least six months in the Insured’s residence or in an institution that provides necessary care or treatment of an injury, illness, or loss of functional capacity, and for which it has been medically determined that such Insured is expected to remain confined in such place of residence or institution until death.

Annual and monthly payments are not available. Instead, the Premier Living Benefits Rider offers a one-time benefit payment.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of

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the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

For policies issued in Montana, the following applies:

Premier Living Benefits Rider

The Chronic Illness Risk factor does not vary by sex.

Terminal Illness Rider

For policies issued in Florida, the following applies:

If you do not qualify for the Premier Living Benefit Rider, you may elect the Terminal Illness Rider.

Terminally Ill Individual – means the Insured has been certified in writing by a Licensed Physician to have a medical condition that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a Claim Form within 15 days of your Written Request. Your completed Claim Form must contain proof that the Insured is an Individual with Terminal Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Terminally Ill Individual must not be the result of attempted suicide or intentionally self-inflicted injury.

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is an Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as an Individual with Terminal Illness and meets the eligibility conditions.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona and Maine, the loan amount available equals the Net Cash Surrender Value. For policies issued in Pennsylvania, the maximum loan amount available equals 75% of the Net Cash Surrender Value. For policies issued in Virginia, the maximum loan amount is 90% of the Cash Surrender Value.

In Arizona, Indiana, Maine, New Jersey, Pennsylvania, and Tennessee, the $200 minimum loan requirement amount does not apply.

REINSTATING A LAPSED POLICY

Reinstatement

Policies issued in Oregon that have not been surrendered may be reinstated within three years after the end of the Grace Period.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in Colorado, Missouri, and North Dakota, the suicide exclusion period is one year.

YOUR POLICY’S ACCUMULATED VALUE

Asset Charge

For policies issued in Maryland, the minimum guaranteed rate that is applied to the fixed accumulated value will not be less than 2.5% after the monthly asset charge is applied.

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WHERE TO GO FOR MORE INFORMATION

The Pacific Select Exec V variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2020. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for variable transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

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PACIFIC SELECT VUL PROSPECTUS MAY 1, 2020

Pacific Select VUL is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company (“Pacific Life”) through the Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your Policy, will no longer be sent by mail, unless you specifically request copies of the reports from Pacific Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pacific Life electronically by accessing the Policy Owner website, My Life Account at https://Life.MyAccount.PacificLife.com.

You may elect to receive all future reports in paper free of charge. You can inform Pacific Life that you wish to continue receiving paper copies of your shareholder reports by calling us at (800) 347-7787. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

BNY Mellon Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options and Indexed Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account	INDEXED FIXED OPTIONS 1 - Year Indexed Account 1 - Year High Par Indexed Account

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

A life insurance policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Policy is no longer offered for sale.

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YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

An outbreak of a respiratory disease caused by a novel coronavirus designated as COVID-19 has spread internationally and has been declared a global pandemic. The duration of the pandemic and any future effects of COVID-19 are unknown. Please visit https://www.pacificlife.com/home/pacific-life-update.html for our commitment to you during this challenging time.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Pacific Life is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your Policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

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The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest. You may also invest in the Indexed Fixed Options and may call us at (800) 347-7787 or contact your life insurance producer for current rates (Participation Rate, Growth Cap, Index Threshold Rate, as applicable) prior to investment.

You can transfer among the Fixed and Variable Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers. If you allocate your Net Premiums or Accumulated Value to the Indexed Fixed Options, you will not be able to transfer that Indexed Accumulated Value until the end of a Segment Term. At Segment Maturity you may only reallocate Segment Value to a new Segment or to the Fixed Options.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your Policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61 day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

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Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

The value of the Segments in each of the Indexed Fixed Options is based on the two ways we credit interest to a Segment. We add interest using Segment Indexed Interest and Segment Guaranteed Interest. Segment Indexed Interest in part is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero. However, Segment Guaranteed Interest is credited daily to a Segment and is guaranteed.

In addition, we assess an asset charge on each of the Indexed Fixed Options based upon the Indexed Accumulated Value of those accounts. This charge is added to the Monthly Deductions under your Policy.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Indexed Interest Crediting Risk

We credit interest daily to Accumulated Value in the Indexed Fixed Options at a guaranteed rate of 1.00% annually for both the 1-Year Indexed Account and the 1-Year High Par Indexed Account (the Segment Guaranteed Interest). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Fixed Options that is based in part on any positive change in the Index (the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

Monthly Indexed Account Charges are assessed as part of the policy’s Monthly Deductions. Deductions in excess of the Fixed Accumulated Value and the Variable Accumulated Value will be deducted from the Segments of the Indexed Accumulated Value. As a result, the Segment Guaranteed Interest Rate of 1.00% is effectively reduced by the Monthly Indexed Account Charge Rate of 0.025%.

Risks that We May Eliminate or Substitute the Index

There is no guarantee that the Index described in this prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn.

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Risk that We May No Longer Offer the Indexed Fixed Options

There is no guarantee that we will offer the Indexed Fixed Options during the entire time you own your Policy. We may discontinue offering the Indexed Fixed Options at any time. If we discontinue the Indexed Fixed Options, you may transfer Indexed Accumulated Value to any other Investment Options consistent with your Policy’s investment and transfer restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

No Ownership Rights

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

No Additional Segment Allocations to an Existing Segment

You may not make any additional allocations from the Fixed Account into an existing Segment once it has been created. Any additional allocations to an Indexed Fixed Option will create a new Segment with its own Segment Term.

Segment Maturity

At the end of a Segment Term, the Segment Value is either reallocated to a new Indexed Account Segment, or to the Fixed Options. Before the end of a Segment Term, please contact us at (800) 347-7787 or contact your life insurance producer for the current rates (Participation Rate, Growth Cap, Index Threshold Rate, as applicable) that will apply to a new Segment. You can find Segment dates, current Segment activity, and additional information for all open, and recently matured Segments on your quarterly and annual Policy statements. Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term.

Change in Growth Cap

We determine the Growth Cap under the Indexed Fixed Options. We may increase or decrease the Growth Cap for the 1-Year Indexed Account, but it will never be less than the minimum of 3%. We may increase or decrease the Growth Cap for the 1-Year High Par Indexed Account, but it will never be less than 2%.  Once a Segment is created, the Growth Cap for that segment cannot be changed. You may contact us or ask your life insurance producer for information on the current Growth Caps for the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Costs of Managing Segment Indexed Interest

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Start Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will never reduce the Growth Cap below 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account.

Risk that We May Defer Payment of Proceeds

We may defer surrenders, withdrawals, loans, and transfers from the Fixed or Indexed Fixed Options for up to six months.

Restrictions on Transfers to other Investment Options

Amounts allocated to Segments of the Indexed Fixed Options may not be transferred to any other Investment Option until the end of the Segment Term.

Effect of Deductions on Indexed Interest

Amounts deducted from the Indexed Fixed Options as a result of Account Deductions will receive a proportionate Segment Indexed Interest credit at the end of the Segment Term. The interest credit is based on the average of all Segment monthly balances during the Segment term. See INDEXED FIXED OPTIONS – Segment Value Changes for an example of how interest is credited when a deduction is made during a Segment Term.

The Change in Participation Rate

We determine the Participation Rate under each of the Indexed Fixed Options. We cannot set the Participation Rate to be lower than the guaranteed minimum Participation Rate or change the Participation Rate for any Segment after it has been created.

	Current Participation Rate	Guaranteed Minimum Participation Rate
1 - Year Indexed Account	100%	100%
1 - Year High-Par Indexed Account	150%	140%

The Participation Rate is used in the calculation of the Segment Indexed Interest Rate. For more information, see YOUR INVESTMENT OPTIONS-Indexed Fixed Options for more details.

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Surrendering Your Policy

If you surrender your Policy, no Indexed Interest will be credited to any Segments that have not yet reached their Segment Maturity.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	6.55% of premium
Minimum and Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.02–$60.00 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $13.83 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Annual Renewable Term Rider Unscheduled Face Amount increase[2]	Upon effective date of requested Face Amount increase	$100
Increasing an optional Rider[2]	Upon approval of specific request	$100
SVER Term Insurance-2 Rider[2]		$100
Administrative charge for increase in Face Amount	At increase
SVER Term Insurance Rider-Corporate[2]
Administrative charge for increase in Face Amount	At increase	$100

1 The surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue
Administrative charge[1]
Maximum charge	Monthly Payment Date	$7.50
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$36 per Policy[14] plus $0.07–$6.99 per $1,000 of Basic Life Coverage Layer
Minimum and Maximum current charges		$36 per Policy[14] plus $0.07–$4.45 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $36 per Policy[14] plus $0.46 per $1,000 of Basic Life Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3.
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
Monthly Indexed Account charge
Maximum guaranteed and current charge	Monthly Payment Date	0.30% annually (0.025% monthly)[12] of Indexed Accumulated Value
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider For only new Policies issued on or after August 24, 2015
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.00–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.22 per $1,000 of Net Amount At Risk for a male standard nonsmoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male standard nonsmoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed charge Minimum and Maximum current charges	Monthly Payment Date	$0.09–$20.99 per $1,000 of Rider Coverage Layer $0.00 - $1.15 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.50 per $1,000 of Rider Coverage Layer for a male standard nonsmoker who is Age 45 at Policy issue with Death Benefit Option A3

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Annual Renewable Term Rider For Policies before August 24, 2015
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.05 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.07–$7.68 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.75 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue with Death Benefit Option A3
Scheduled Annual Renewable Term Rider For only new Policies issued on or after August 24, 2015
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge Minimum and Maximum current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk $0.01–$62.40 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Current charge during Policy Year 1 is $0.03 per $1,000 of Rider Face Amount for a male standard nonsmoker who is Age 45 at Policy issue[3]
Coverage charge[1,4] Minimum and Maximum guaranteed charge Minimum and Maximum current charges Charge for a representative Insured

$0.09–$20.99 per $1,000 of Rider Coverage Layer

The current Coverage charge for this Rider is $0.

Maximum guaranteed charge during Policy Year 1 is $0.50 per $1,000 of Rider Coverage Layer for a male standard nonsmoker who is Age 45 at Policy issue with Death Benefit Option A3

SVER Term Insurance-2 Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue with Death Benefit Option A3
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$4.45 of Coverage Layer
Minimum and Maximum current charges		$0.00–$2.65 per $1,000 of Coverage Layer

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Term Insurance-2 Rider continued
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue with Death Benefit Option A8
SVER Term Insurance Rider-Corporate
Rider Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$4.48 per $1,000 of Rider Coverage Layer
Minimum and Maximum current charges		$0.00–$2.45 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue with Death Benefit Option A9
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue
Current charge during Policy Year 1 is $0.05 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue with Death Benefit Option A
Termination Credit Charge
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$0.22 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.04 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Varying Increase Rider
Minimum and Maximum guaranteed charge	Not applicable	$0
Minimum and Maximum current charges		$0
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Downside Protection Rider
Maximum Rider Charge	Monthly Payment Date	0.15% of Variable Investment Options Account Value
Minimum Rider Charge		0.021% of Variable Investment Options Account Value
Charge for a representative Insured		For a 20-year guaranteed period is 0.042% of Variable Investment Options Account Value
Overloan Protection 3 Rider For only new Policies issued on or after August 24, 2015
Minimum and Maximum guaranteed charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[13]
Charge for a representative Insured		Maximum guaranteed charge for a male standard nonsmoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Overloan Protection II Rider For Policies before August 24, 2015
Minimum and Maximum guaranteed charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[11]
Charge for a representative Insured		Maximum guaranteed charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
Short-Term No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Not applicable	$0
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accidental Death Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$0.18 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.10 per $1,000 of Rider Face Amount for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Benefit Distribution Rider For only new Policies issued on or after August 24, 2015
There is no current or guaranteed charge on this Rider.	Not applicable	Not applicable
Children’s Term Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.75–$1.05 per $1,000 of insurance Coverage on each child
Charge for a representative Insured
Disability Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]
Guaranteed Insurability Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premier LTC Rider For only new Policies issued on or after September 12, 2016
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02 - $1.87 per $1,000 of LTC Net Amount at Risk
Charge for a representative Insured		Maximum guaranteed charge is $0.34 per $1,000 of LTC NAR for a male, who is Age 55 at Policy Issue
Premier Living Benefits Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Premier Living Benefits Rider

Terminal Illness Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Terminal Illness Rider

Waiver of Charges Rider	Monthly Payment Date
Minimum and Maximum guaranteed charge		$0.04–$0.55 per $1,000 of Net Amount At Risk[10]
Charge for a representative Insured		Charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[10] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance-2 Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $2.33/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Corporate maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/ month per $1,000 of Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $2.32/month per $1,000 of Coverage Layer.

10 Plus any Annual Renewable Term Rider – Additional Insured Face Amount. The minimum and maximum guaranteed charge for the Waiver of Charges Rider in California is $0.04 - $1.14 of Net Amount At Risk.

11 The charge to exercise the Overloan Protection II rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

12 The monthly Indexed Account charge may reduce the Indexed Account’s effective yield.

13 The charge to exercise the Overloan Protection 3 Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection 3 Rider.

14 This charge applies to the initial Basic Coverage Layer only.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	1.93%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	1.93%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a Pacific Select VUL variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 347-7787.

1 – Year High Par Indexed Account – referred to as the “1 Year Indexed Account 3” in your Policy, is an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

1 – Year Indexed Account – an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

Accounts – consist of the Fixed Options, the Variable Accounts, the Indexed Fixed Options and the Loan Account, each of which may be referred to as an Account.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options. Any deduction in excess of the Fixed and Variable Investment Options will be deducted from the Indexed Fixed Options as a segment deduction.

Accumulated Value – the total amount of your Policy’s Variable Accumulated Value, Fixed Accumulated Value, Indexed Accumulated Value and the Loan Account Value, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Face Amount – is the sum of the Face Amounts of all Basic Life Coverage Layers on the Insured. The Face Amount of the initial Basic Life Coverage is shown in the Policy Specifications.

Basic Life Coverage – is insurance Coverage on the Insured provided by this Policy as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. Certain Riders may provide life insurance Coverage, but such amounts are not included in the Basic Life Coverage.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – is used in determining Policy charges, and interest credited to the Fixed Options, features of the Indexed Fixed Options, and depends on a number of factors, including but not limited to the Death Benefit, Basic and Total Face Amount, Coverage Layer, Policy Date, Policy duration, premiums paid, the Age and Risk Class of the Insured(s), requested or scheduled additions or increases of Coverage Layers, and the presence of optional Riders and benefits.

Closing Value – the value of the Index as of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time. If no closing value is published for a given day, we will use the closing value for the next day for which closing value is published.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – is insurance coverage on the Insured provided by this Policy or insurance Coverage on the Insured under an optional Rider. Generally, increases in the Basic Face Amount under the Policy or additional life insurance coverage added by a Rider are referred to as a “Coverage Layer”.

Coverage Layer Date – is the effective date of a particular Coverage Layer and is the date used to determine Coverage Layer months, years and anniversaries. The Coverage Layer Date for the initial Coverage Layer is the Policy Date as shown in the Policy Specifications.

Cumulative Segment Guaranteed Interest Rate – the Segment Guaranteed Interest Rate compounded annually for the number of years in the Segment Term.

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Cutoff Date – 4:00 p.m. Eastern time, two Business Days before the Segment Start Date.

Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Designated Amount – the amount you instruct us to allocate to an Indexed Fixed Option. We will only transfer the Designated Amount (or such lesser amount if Policy charges have been deducted, or if you have taken a withdrawal or loan) to an Indexed Fixed Option on a Segment Start Date. Any interest earned on the Designated Amount while it is allocated to the Fixed Account will not be transferred to an Indexed Fixed Option on a Segment Start Date.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account.

Fixed Options – Investment Options that are part of our General Account and that consist of one or more Fixed Accounts available under this Policy. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net Premiums and Accumulated Value under the Policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Growth Cap – the maximum total interest rate for a Segment over the Segment Term, as described in the Indexed Fixed Options, including both Cumulative Segment Guaranteed Interest Rate and the Segment Indexed Interest Rate.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

Index – The Standard & Poor’s 500® Composite Stock Price Index, excluding dividends (“S&P 500®”).

Index Growth Rate – a rate that represents the change in value (up or down) of an Index over a certain period. We use this rate to help determine what amount may be credited as interest to an Indexed Account.

Numerically, the Index Growth Rate is (b ÷ a) – 1, where:

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a = the Closing Value of the Index as of the day before the beginning of the Segment Term; and

b = the Closing Value of the Index as of the day before the end of the Segment Term.

Indexed Account – an account that is part of our General Account. We credit interest, in part, on any positive change in an index. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account (referred to as the “1 Year Indexed Account 3” in your Policy).

Indexed Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Indexed Fixed Options. The Indexed Accumulated Value will not include Segment Indexed Interest for any Segments that have not reached Segment Maturity.

Indexed Fixed Option Value – the sum of the Segment Values for all Segments in the Indexed Fixed Options.

Indexed Fixed Options – Investment Options that are part of our General Account and that consist of one or more indexed accounts available under this Policy. The indexed accounts available as of the Policy Date are the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

In Force – the Policy is in effect and provides a death benefit on the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a notarized signature or some other proof of authenticity. We do not generally require such proof, but we may ask for proof if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Fixed Option.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Account Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Lockout Period – a 12-month period of time during which you may not make any transfers into the Indexed Fixed Options. A Lockout Period begins any time a deduction is taken from the Indexed Fixed Options as a result of a loan or withdrawal that is not part of a Systematic Distribution Program.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the monthly Indexed Account charge and any charge for optional Riders and benefits.

Monthly Deduction End Date – is the date when Monthly Deductions end as shown in the Policy Specifications.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0016516, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Participation Rate – the percentage of the Index Growth Rate used to calculate the Segment Indexed Interest Rate.

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Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date upon which life insurance coverage under the Policy becomes effective. The Policy date is used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Segment – a portion of your Accumulated Value in an Indexed Fixed Option. We create a Segment when Accumulated Value is transferred from the Fixed Account to an Indexed Fixed Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Fixed Options.

Segment Indexed Interest – additional interest may be credited to the Segment at the end of the Segment Term based on the performance of the Index.

Segment Indexed Interest Rate – The Segment Indexed Interest Rate reflects any growth in the Index, multiplied by the Participation Rate, subject to the Growth Cap, that exceeds the Cumulative Segment Guaranteed Interest Rate. It is equal to [the lesser of (a × b) and c] - d, but not less than zero where:

a = Index Growth Rate

b = Participation Rate

c = Growth Cap

d = Cumulative Segment Guaranteed Interest Rate

Segment Maturity – the end of the Segment Term and the date we calculate any Segment Indexed Interest and credit it to the Segment.

Segment Maturity Value – the value of the Segment at Segment Maturity, including any Segment Indexed Interest.

Segment Start Dates – the dates on which transfers into the Indexed Fixed Options may occur, generally the 15th of each month as shown in your Policy Specifications. We use a Segment Start Date to determine Segment months and Segment years.

Segment Term – a one-year period beginning on the Segment Start Date and ending on the Segment Maturity date.

Segment Value – the amount transferred to an Indexed Fixed Option from the Fixed Account on the Segment Start Date. After the Segment Start Date, the Segment Value equals a + b - c + d where:

a = the Segment Value as of the previous day;

b = the Segment Guaranteed Interest since the previous day;

c = any Segment Deductions since the previous day; and

d = any Segment Indexed Interest credited only at Segment Maturity.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Systematic Distribution Program – a program of periodic distribution that we designate, which includes periodic distribution of the Policy’s Accumulated Value through Policy loans and withdrawals.

Total Face Amount – the sum of Face Amount of Basic Life Coverage and the Face Amounts of any Riders providing insurance coverage on the Insured, unless specifically excluded.

Total Interest Credited – the sum of Segment Indexed Interest plus Segment Guaranteed Interest that we credit to a Segment within the Indexed Fixed Options.

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Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Variable Accounts.

Variable Investment Option (“Variable Option”) – a Variable Account available under this Policy that is part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office In Proper Form, containing information we need to act on the request. Written Request includes an electronic request provided in a form acceptable to us.

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POLICY BASICS

Pacific Select VUL is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a Pacific Select VUL life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

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• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is the date upon which life insurance coverage under the Policy becomes effective. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued. See APPENDIX B: State Law Variations for a list of state variations to backdating.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet or on a notice that accompanies it. Generally, the free look period ends 10 days after you receive your Policy, but in some states, the free look is different. See APPENDIX B: State Law Variations for a list of state variations to the free look period. Some states may also have a different free look period if you are replacing another life insurance policy. Please call us or your life insurance producer if you have questions about your Free Look Right.

We will allocate any premium payments we receive during the free look period in accordance with the requirements of the state in which your Policy was issued. In states that require us to return all premiums paid, your initial Net Premium will be allocated to the Fidelity VIP Government Money Market Variable Account and will remain there during the entire free look period. At the end of the free look period, your premiums will be allocated to the Variable Investment Options you selected. In states that do not require us to return all premiums paid, your initial Net Premium will be applied to the Variable Investment Options you selected.

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If your Policy was issued in a state that requires us to refund your premium, the amount of the refund is the greater of premium payments received during the Free-Look Period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less Policy debt. If your Policy was issued in a state that does not require us to refund your premium, the amount we return to you will include:

• any charges or taxes we have deducted from your premiums;

• the Net Premiums allocated to the Fixed Options;

• the Accumulated Value allocated to the Variable Investment Options; and

• any monthly fees and charges we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

The amount of your refund may be more or less than the premium payments you have made, depending on the state in which your Policy was issued. See APPENDIX B: State Law Variations for information on which states do or do not require refund of premiums paid.

For free look rights under the Premier LTC Rider, see Policy Benefits – Optional Riders and Benefits – Premier LTC Rider – 30-Day Right to Examine in this Prospectus.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the greater of premium payments received during the Free-Look period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options and the Indexed Fixed Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

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Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please access the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com, or call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

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We may delay transfers and payments from the Fixed Options and the Indexed Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.00% on any withdrawals or surrender proceeds from the Fixed Options or the Indexed Fixed Options that we delay for 10 days or more. If we defer payment of surrenders, withdrawals or loans for more than 10 days after we receive your request, we will pay interest at the rate required by the state in which the Policy is delivered, but not less than an annual rate equal to the guaranteed rate payable on the Fixed Options.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible, preferably within 90 days from the date of the confirmation or statement, to ensure proper accounting to your Policy. When you write us, include your name, Policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports, via US mail service. If you wish to receive Documents electronically, you may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

By electing this option on the application, you authorize us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• transfers between the Fixed Options and Indexed Fixed Options

• initiate the dollar cost averaging and portfolio rebalancing service

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• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. Some Riders and settlement options may affect how the Death Benefit Proceeds are paid, see Optional Riders and Benefits for more details.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, Coverage charge and surrender charges.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under SVER Term Insurance-2 Rider or SVER Term Insurance Rider – Corporate (SVER)

3. Face Amount under the Annual Renewable Term Rider (ART)

4. Face Amount under the Scheduled Annual Renewable Term Rider (S-ART) (For Policies on or after August 24, 2015)

Your Policy must have a Basic Face Amount. You may also select SVER, S-ART and ART Coverage at Policy issue. These riders are described in Optional Riders and Benefits.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a Supplemental Schedule of Coverage for benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured must also agree to the change in Face Amount, if you are not the Insured.

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• Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $10,000.00. We may waive this minimum amount in certain situations, such as group or sponsored arrangements.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy, SVER rider (if available), or ART rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• The Insured must be Age 90 or younger at the time of the increase.

• You must give us satisfactory Evidence of Insurability.

• Each increase you make to the Face Amount must be a minimum of $25,000.

• Each increase in Face Amount may have an associated cost of insurance rate, Coverage charge and may have a surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Scheduled Increases in Face Amount

There may be scheduled increases in ART Rider Coverage Face Amount, under the VIR riders. All Scheduled Increases will be shown in the Policy Specifications. Each such increase is referred to as a Scheduled Increase. Scheduled Increases will not require medical underwriting.

A Scheduled Increase in ART Rider Coverage will increase the Face Amount of the existing Coverage Layer.

There is a Cost of Insurance Charge associated with each such Scheduled Increase that has gone into effect and continues to be in effect. Such Cost of Insurance Charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum Cost of Insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications.

There are no surrender charges or Coverage charges associated with any Scheduled Increases of ART Coverage.

Term Increases in Face Amount (Available on or after August 24, 2015)

Beginning on or after August 24, 2015, your Policy may be issued with the Scheduled Annual Renewable Term Rider (S-ART). Under this rider there may be scheduled annual renewable term insurance coverage increases in Face Amount, under the S-ART Rider. In this Rider, a scheduled increase is referred to as a Term Increase. All Term Increases will be shown in the Policy Specifications. Future Term Increases will not require future medical underwriting, but may in some instances require financial underwriting.

A Term Increase in S-ART Coverage will increase the Face Amount of the existing Coverage Layer.

There is a cost of insurance charge associated with each such Term Increase that has gone into effect and continues to be in effect. Such cost of insurance charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum cost of insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications. There is also a guaranteed Coverage charge associated with each Term Increase. The guaranteed Coverage charge is based on the current S-ART Face Amount.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy, the SVER Rider, the S-ART Rider or the ART Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic, SVER, S-ART and ART Coverage Layers with the same Coverage Layer Date, we will increase the ART first, then the S-ART, then the SVER, and finally the Basic Face Amount.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

• We do not allow decreases during the first Policy Year

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• You may only request one decrease per Policy Year

• The Policy’s Face Amount must be at least $10,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

• Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

• to return part of your premium payments to you if you have chosen the Guideline Premium Test, or

• to make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the Initial Face Amount.

For Policies issued before August 24, 2015, if more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ART Coverage Layer first, then any SVER Coverage Layer, and then the Basic Face Amount of any Policy Coverage Layer.

For Policies on or after August 24, 2015, if more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any S-ART Rider Coverage Layer first, then any ART Rider Coverage Layer, then any SVER Coverage Layer and then the Basic Face Amount of any Policy Coverage Layer.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ART Coverage Layer first, then any SVER Coverage Layer, and then the Basic Face Amount of any Policy Coverage Layer.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B.

• You may change your Death Benefit Option subject to certain limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

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The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• Option C must be elected at Policy issue.

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

• Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider.

• We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will process the increase as described in POLICY BENEFITS – Changing the Face Amount – Other Increases in Face Amount. If the change is a decrease in the Total Face Amount, we will process the decrease as described in POLICY BENEFITS – Changing the Face Amount – Processing of Decreases.

Death Benefit Qualification Test

In order for your Policy to be qualified as Life Insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. Your Death Benefit Qualification Test determines the following:

• Premium limitations

• amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

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	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See YOUR POLICY’S ACCUMULATED VALUE for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $71,478 (assuming a Net Single Premium factor of 2.8591 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,785.65

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$71,478	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$71,478	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$71,478	$104,785.65

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

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• $138,750 for the Guideline Premium Test

• $214,433 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,521.22
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,711.45
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,521.22

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$214,433	$139,078.93
Option B	Total Face Amount plus Accumulated Value	$175,000	$214,433	$139,078.93
Option C	Total Face Amount plus premiums less distributions	$130,000	$214,433	$139,078.93

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements–the Allowable Investment Options

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options. The Rider with this restriction is the Downside Protection Rider.

Allowable Investment Options
American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth

Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Managed Asset Allocation Portfolio

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Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

Scheduled Annual Renewable Term Rider (For Policies on or after August 24, 2015)

Provides for scheduled increases in term insurance on the Insured generally without the requirement of future medical underwriting and renews annually until the Policy terminates.

SVER Term Insurance-2 Rider and SVER Term Insurance Rider – Corporate

Provides term insurance on the Insured in combination with the Face Amount of the Policy.

Varying Increase Rider (For Policies before August 24, 2015)

Provides for Scheduled Increases in Face Amount on the Insured's life as long as the Policy is In Force and this Rider has not terminated.

Riders that provide additional cash value protection (terms for these Riders are described below):

Downside Protection Rider

Provides for minimum earnings protection.

Overloan Protection 3 Rider (For only new Policies issued on or after August 24, 2015)

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Overloan Protection II Rider (For Policies before August 24, 2015)

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

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Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Benefit Distribution Rider (For Policies on or after August 24, 2015)

Allows all or a portion of the policy’s Death Benefit Proceeds to be paid as a series of periodic payments.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Premier LTC Rider (Accelerated Death Benefit Rider for Long-Term Care) (For only new Policies issued on or after September 12, 2016)

The Rider name will vary in the states of California and Florida as shown in the Premier LTC Rider section of APPENDIX B: State Law Variations.

Provides the Policy Owner with prepayment of all or a portion of the Death Benefit by paying the Owner a monthly benefit for Covered Services the Insured incurs for Qualified Long-Term Care Services when we receive written proof that the Insured has been certified as a Chronically Ill Individual and has met the terms and conditions described in the Rider.

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic Illness)

The Rider name will vary in the state of Florida as shown in the Premier Living Benefits Rider section of APPENDIX B: State Law Variations.

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Chronically Ill Individual with a condition that is expected to be permanent and has met the terms and conditions described in the Rider.

Terminal Illness Rider (Accelerated Death Benefit Rider for Terminal Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider (ART) (For only new Policies issued on or after August 24, 2015)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

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The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This rider has a Coverage charge that varies by Coverage year. The guaranteed Coverage charges will be shown on the Policy Specifications. Our current Coverage charge for the Rider is lower than the guaranteed charge.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A decrease in this Rider’s Face Amount will not decrease its Coverage charge. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated first. If there are Coverage Layers with the same effective date, we will decrease or eliminate the Face Amount of any S-ART Rider, then the Face Amount of this Rider, then the Face Amount of any SVER Rider, and then the Basic Face Amount of any Policy Coverage Layer.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• Annual Renewable Term Rider (ART) (For Policies before August 24, 2015)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This rider has a Coverage charge that varies by Coverage year. The Coverage charges will be shown on the Policy Specifications.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated first. If there are Coverage Layers with the same effective date, we will decrease or eliminate the Face Amount of this Rider, then the Face Amount of any SVER Term Insurance-2 Rider or SVER Term Insurance Rider-Corporate, and then the Basic Face Amount of any Policy Coverage Layer.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• Scheduled Annual Renewable Term Rider (S-ART) (For Policies on or after August 24, 2015)

The S-ART Rider provides for scheduled annual renewable term insurance Coverage in Face Amount without future medical underwriting. In this Rider, a scheduled increase is referred to as a Term Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the Death Benefit, of the Policy. This Rider must be elected at Policy issue.

A Term Increase is a future increase in the Face Amount of this rider. Each Term Increase will increase the Face Amount of the Rider Coverage Layer. Once a Term Increase goes into effect, it becomes part of the Rider Face Amount.

This Rider provides no term insurance at the time of policy issue. If you wish to have term insurance coverage at the time of policy issue, you must purchase another rider such as the Annual Renewable Term Rider (ART).

The guaranteed monthly cost of insurance rates will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This Rider has a Coverage charge that varies by Coverage year and Rider Face Amount. Any increase or decrease in the Rider’s Face Amount will impact the Coverage charge. The guaranteed monthly Coverage charges will be shown in the Policy Specifications. We currently do not impose the Coverage charge for this Rider.

This Rider also has a Rider Charge that will be shown in your Policy Specifications.

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The Rider is available subject to the following:

• The maximum Term Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase.

• The maximum Term Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

• Increases will not be scheduled beyond attained age 94.

• Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

• The cost of insurance charges will increase as a result of the increase in the Policy’s Net Amount At Risk.

You may request an increase or decrease in the schedule of future Term Increases by providing a written request. Any increase to the Face Amount of the Term Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Term Increase that has been approved, all future Term Increases may be forfeited. For any change in Term Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request

• The date the Rider or the Policy ceases to be In Force

• The death of the Insured.

If the Policy is reinstated, any Term Increases that would have occurred during the time the Policy was lapsed will be forfeited. Term Increases that are scheduled to occur after the reinstatement of the policy and rider will be handled as if the Policy had never lapsed.

This Rider may be included on a policy with or without the ART Rider.

This Rider differs from the ART rider in a number of ways, including:

• You may schedule Increases in Face Amount with this Rider

• Scheduled increases in Face Amount for this Rider do not require additional medical underwriting after issue however, if there is a requested change in the amount of scheduled increases additional underwriting may be required

• Increases in Face Amount for this Rider may only occur on policy anniversaries

• COI rates and charges for this Rider currently differ from the COI rates and charges for the ART Rider

• SVER Term Insurance-2 Rider

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. You may purchase the Rider at Policy issue, subject to state availability. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance-2 Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Corporate

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

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• the Rider Coverage charge

• the Rider cost of insurance charge; and

• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage Charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Corporate Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E – (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

The termination credit basis is the lesser of (a – c) or (b – c), where:

a = the total amount of premiums paid on the Policy;

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b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 5.25%

• (B) = $50,000

• (C) = 0.12%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 5.25% × 50,000 = $2,625

Termination Credit Part 2 = 0.12% × 60 months × (10,000 – (50,000/5)) = $0

The total of Termination Credit Part 1, or $2,625, and Termination Credit Part 2, or $0, will result in the addition of $2,625 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Varying Increase Rider (VIR) (For Policies before August 24, 2015)

Policies issued with the ART Rider may also be issued with a Varying Increase Rider. The VIR Rider provides for Scheduled Increases in ART Rider Coverage without medical underwriting. Each increase in the VIR Rider is referred to as a Scheduled Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the Death Benefit, of the Policy. There is no charge for this Rider on a current or guaranteed basis. However, you will incur charges for the ART Rider, which you must select in order to select the VIR Rider.

Each Scheduled Increase is an increase to term insurance Coverage on the Insured provided by the ART Rider. When any such ART Rider Coverage goes into effect, it will become a part of, and be administered according to, the ART Rider to which Scheduled Increase applies.

The Rider is available subject to the following:

• You must select the ART Rider.

• Scheduled Increases are available only on the insured.

• The maximum Scheduled Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase.

• The maximum Scheduled Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

• Increases will not be scheduled beyond attained age 94.

• Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

• The guaranteed cost of insurance rates and Coverage charge rates are provided on the Policy Specifications at issue.

• The cost of insurance charges will increase due to the increase in the Policy’s Net Amount At Risk.

You may request an increase or reduction in Scheduled Increases by providing a written request. Any increase in Scheduled Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Scheduled Increase that has been approved, all future Scheduled Increases may be forfeited. For any change in Scheduled Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request

• The date the Policy ceases to be In Force

• The date Coverage under the ART Rider terminates.

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If the Policy is reinstated, any Scheduled Increases that would have occurred during the time the Policy was lapsed will be forfeited. Scheduled Increases that are scheduled to occur after reinstatement will be handled as if the Policy had never lapsed.

• Downside Protection Rider (DPR)

The DPR Rider allows allocation to the Allowable Investment Options while providing minimum earnings protection at Rider maturity. This Rider can only be purchased at the time the Policy is issued and when the Insured is Age 70 or younger.

Rider Terms

Cumulative Premium–is equal to the total of all Premiums received during the Averaging Period, minus the amount of any withdrawals taken during the Averaging Period, plus the Policy Debt at the beginning of the Averaging Period and minus the Policy Debt at the end of the Averaging Period.

Minimum Premium Date–is the date the Minimum Premium Requirement must be met as shown in the Policy Specifications.

Minimum Premium Requirement–the Minimum Premium Requirement is shown in the Policy Specifications. Total premiums paid, less any withdrawals and Policy Debt, must be at least the Minimum Premium Requirement and must be received by the Minimum Premium Date or the Rider Grace Period will begin.

Rider Grace Period–if you have not met the Minimum Premium Requirement, we will send you a Rider Grace Period notice stating the amount of additional premium that you must pay to keep the Rider from terminating and the date, not less than sixty-one days after our mailing of the notice, by which we must receive the additional premium. If we do not receive the additional premium by that date, the Rider will terminate and will provide no further benefits.

Rider Maturity–the date the Rider matures, as shown in your Policy Specifications.

Benefits of DPR:

1. Protection against long term reductions in Policy value due to negative returns in the Allowable Investment Options. This Rider provides that at Rider Maturity your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider Maturity or the Alternate Accumulated Value.

2. Protection against your Policy lapsing. Prior to Rider Maturity, the Rider guarantees that the Policy will not enter the Grace Period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any outstanding Policy Debt, is sufficient to cover the Policy’s Monthly Deduction on a Monthly Payment Date.

3. Additional Death Benefit Protection before age 65. If the Insured dies prior to Age 65 while the Rider is in effect, we will use the greater of the Policy’s Accumulated Value or the Alternate Accumulated Value to calculate the Death Benefit payable. This benefit impacts only policies issued with Death Benefit Option B and Policies subject to the Minimum Death Benefit.

How DPR Works:

The Rider allows allocation to Allowable Investment Options, while providing minimum earnings protection at Rider Maturity. The Alternate Accumulated Value at Rider Maturity equals total premiums paid, less Policy loads, charges and withdrawals.

We calculate an Alternate Accumulated Value for use in determining benefits under this Rider. The Alternate Accumulated Value cannot be calculated in advance because it will vary with the actual charges deducted.

The Policy’s Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

• The Alternate Accumulated Value on the prior Monthly Payment Date,

• Plus the amount of any Net Premium received since the prior Monthly Payment Date;

• Minus any Additional Premium Load shown in the Policy Specifications,

• Minus the amount of any withdrawals since the prior Monthly Payment Date,

• Minus the Policy’s actual Monthly Deduction on the Monthly Payment Date (excluding the Rider Charge for this Rider) and any other charges to the Policy since the prior Monthly Payment Date, and;

• With the result multiplied by the Alternate Accumulated Value Monthly Factor shown in the Policy Specifications.

The Additional Premium Load Rate shown in the Policy Specifications is used only in the calculation of the Additional Premium Load for the purposes of determining the Alternate Accumulated Value.

The Additional Premium Load is calculated on each Premium received during the Policy years shown in the Policy Specifications. The Additional Premium Load is equal to the Additional Premium Load Rate multiplied by any premium amount in excess of the Rider Premium Allowance.

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At the beginning of each Policy Year for the four Policy Years before Rider Maturity, the Premium Allowance is set to equal the Average Premium. The Premium Allowance is then reduced by any Premium received and increased by any withdrawals taken during the Policy Year. The Average Premium is calculated at the end of the Averaging Period shown in your Policy Specifications and is equal to the Cumulative Premium divided by the number of years in the Averaging Period.

Example of Average Premium Calculation and Additional Premium Load

For a policy with Downside Protection Rider:

• Maturity Period is 15 years

• Averaging Period is 10 years

• Pays a premium of $10,000 at the start of each Policy Year

• Takes a Policy loan of $1,000 at the start of year 10 which grows to a Policy Debt of $1,022.50 at the end of the 10th Policy Year

• In Policy Year 12, a premium of $15,000 is received

• The Additional Premium Load Rate in Policy Year 12 for this Policy is 5%

Average Premium Calculation

The Average Premium is calculated at the end of Policy Year 10.

A $10,000 premium was paid for 10 years so the total premium paid is $100,000

Cumulative Premium = 98,977.50 = $100,000 – $1,022.50

Average Premium = $9,897.75 = 98,977.50/10

Additional Premium Load Calculation

The Premium Allowance at the beginning of Policy Year 12 is equal to the Average Premium which is $9,897.75

The premium in excess of the Premium Allowance at the beginning of Policy Year 12 is $5,102.25 = $15,000 – $9,897.75

Additional Premium Load = $255.12 = 5% x $5,102.11

A Hypothetical Example

Here are two hypothetical examples of how DPR affects the Policy’s Accumulated Value. A 15-Year Benefit Period was selected at Policy issue. The Accumulated Value demonstrated is hypothetical and not based on the performance of any Variable Investment Options available in the Policy. Policy fees and charges have been deducted.

1. When the Rider Pays A Benefit:

Policy Years

This chart demonstrates DPR’s benefit to the Policy’s Accumulated Value in a Down Market Scenario. The value provided by the Rider at maturity is measured by the difference in the line’s. When your Policy’s Accumulated Value has sustained investment losses, the DPR provides a one-time increase so that the Accumulated Value at the end of the period equals the Alternate Accumulated Value.

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2. When the Rider Pays No Benefit:

Policy Years

This chart illustrates DPR’s value in comparison to the Policy’s Accumulated Value in an Up Market Scenario. DPR paid no increase at maturity.

In the event of a loan or withdrawal, we currently reduce the Alternate Accumulated Value by subtracting the amount of the withdrawal from the Alternate Accumulated Value. However, we reserve the right to change that method in the future so that the Alternate Accumulated Value less Policy Debt will be reduced proportionally to the reduction in the Policy’s Accumulated Value less Policy Debt. If we change our method in the future, we will notify you in writing.

Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid. We have implemented the investment restrictions to help protect our ability to provide the guarantees under the Riders. The allocation restrictions to the Allowable Investment Options may limit your investment returns.

To be eligible for this Rider, allocations must be in an Allowable Investment Option we designate, see Investment Allocation Requirements. Not all Investment Options may be used with this Rider. The allowable Investment Options are evaluated periodically (generally, annually) to optimize the potential return for the level of risk intended for this Rider. As a result of the periodic analysis, the available allowable Investment Options for this Rider may change. You may contact us to find out what Investment Options are available at any given time for the purpose of this requirement. You need to determine which allowable individual Investment Options are best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your life insurance producer to determine if you should change Investment Options to keep up with changes in your personal circumstances.

If any allocation is made to an Investment Option other than an eligible Allowable Investment Option, this Rider will terminate and we will send a Rider termination notice.

If the Insured dies prior to Age 65 while this Rider is in effect, we will use the greater of the Accumulated Value or the Alternate Accumulated Value to calculate the Death Benefit that is payable. This Death Benefit is used only to determine the amount that is payable upon the death of the Insured, and is not used for any other purpose under the Policy or any Riders. For example, the additional Death Benefit attributed to the Alternate Accumulated Value is not used in the calculation of your cost of insurance charges under the contract.

This Rider modifies the Policy’s Grace Period so that the Policy’s Grace Period will begin when the greater of the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is insufficient to cover the Monthly Deduction on a Monthly Payment Date.

The Minimum Premium Requirement and Minimum Premium Date are shown in the Policy Specifications. Total premiums paid, less any Withdrawals and Policy Debt, must be at least the Minimum Premium Requirement and must be received by the Minimum Premium Date or the Rider Grace Period will begin.

If the Minimum Premium Requirement is not met, we will send you a Rider Grace Period notice stating the amount of additional premium that you must pay to keep the Rider In Force and the date, not less than sixty-one days after our mailing of the notice, by

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which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

We deduct a monthly Rider Charge from the Accumulated Value as long as the Policy is In Force and the Rider has not been terminated. The maximum guaranteed monthly Rider Charge is equal to the Maximum Guaranteed Rider Monthly Charge Rate shown in the Policy Specifications multiplied by the Variable Accumulated Value on the Monthly Payment Date before the Monthly Deduction has been made, provided that the result will never be less than zero. The Rider Charge may be less than the maximum guaranteed monthly charge. The monthly Rider Charge is the only charge for this Rider. Rider charges do not include the Additional Premium Load.

Rider Maturity occurs on the Rider Maturity Date, which you selected when you applied for your Policy. The Rider Maturity Date is shown in the Policy Specifications. Once selected, the Rider Maturity Date cannot be changed. When the Rider matures, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and any difference will be allocated according to the most recent premium allocation instructions you provided. The Rider will terminate on the Rider Maturity Date unless you elect to renew the Rider.

You may elect to renew this Rider at Rider Maturity. You must elect a new Rider Maturity Date for the renewed Rider based on the options available at the time you renew, provided that the new Rider Maturity Date is not at or beyond the Insureds Age 100. We must receive your Written Request to renew the Rider at least 30 days prior to Rider Maturity. Each specification for the renewed Rider, including the Rider Charge, may differ from the corresponding specification for the Rider, as shown on the Policy Specifications, before renewal. If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value at the time of renewal. Thereafter, the renewed Rider will operate as described in this Rider except that there is no Minimum Premium Requirement upon Rider Renewal. We will send you a Supplemental Schedule of Coverage upon Rider Renewal that will provide the specifications for the renewed Rider.

This Rider will end on the earliest of:

• Your Written Request;

• Termination of the Policy;

• Allocation of any portion of the Accumulated Value to an Investment Option other than an Allowable Investment Option;

• The end of the Rider Grace Period if you have not paid sufficient premium to keep the Rider from terminating; or

• The Rider Maturity Date, unless you elect to renew the Rider.

If the Policy lapses and is later reinstated, the Rider will not be reinstated.

If you select this Rider, you may not allocate Accumulated Value to the Indexed Account.

• Overloan Protection 3 Rider (For Policies on or after August 24, 2015)

The Rider guarantees that your Policy will not lapse if the Policy Debt is greater than the Policy’s Accumulated Value, resulting in it being overloaned. On or after the earliest exercise effective date, if all Rider Exercise Requirements have been met you may exercise the Rider by submitting a Written Request. This Rider is automatically issued on your Policy if eligibility requirements are met.

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Rider Exercise Requirements

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise the Rider and all exercise requirements have been met. The earliest exercise effective date is shown in the Policy Specifications. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The Death Benefit Option is Option A. If your policy does not meet this prerequisite, you must change your Death Benefit Option to Death Benefit Option A, by Written Request, prior to Rider exercise. Changes to your Death Benefit Option take effect on the Monthly Payment Date next following your Written Request. Such changes will modify your Total Face Amount and, as a result, this Rider may impact your ability to meet all the exercise conditions described below.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Total Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

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• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• Other than this Rider and any term insurance rider on the Insured that contributes to the Total Face Amount of the policy, any Riders in effect with regularly scheduled charges will be terminated. Additionally, any accelerated death benefit rider will terminate upon exercise of this Rider. Any increases in Face Amount that are scheduled to take effect after exercise of the Rider will be cancelled. The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age as applicable at the time the Rider is exercised. If you never exercise the Rider, there is no charge for it. After you exercise the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

A hypothetical example

For a male standard nonsmoker, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by overloan.

After the Rider is exercised, the Policy’s Minimum Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• The Policy terminates;

• You make a Written Request to terminate the Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

Possible Tax Consequences

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax advisor as to the tax risks associated with this Rider.

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• Overloan Protection II Rider (For Policies before August 24, 2015)

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

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An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

• The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax advisor as to the tax risks associated with this Rider.

• Short-Term No-Lapse Guarantee Rider

This Rider provides for the continuation of death benefit coverage for a specified guarantee period, even if the Policy’s Net Accumulated Value is zero, if certain minimum premiums under the Rider are paid.

Rider Eligibility

The Rider is available at Policy issue for Insureds Age 79 and younger and if you choose either Death Benefit Option A or Option B when applying for your Policy. This Rider is automatically added to the Policy if eligibility conditions are met.

Rider Terms

Net Accumulated Value – the Policy Accumulated Value less any Policy Debt.

No-Lapse Guarantee Period – the time during which we guarantee the death benefit will remain In Force as long as the guarantee under this Rider is in effect. This period begins on the Policy Date and will not re-start if insurance Coverage is added or increased.

No-Lapse Guarantee Premium – is an annual amount used during the No-Lapse Guarantee Period to determine the No-Lapse Credit (defined in the How the Rider Works section below). The No-Lapse Credit is used to determine if the guarantee under this Rider is in effect. The No-Lapse Guarantee Premium in effect as of the Policy Date is shown in the Policy Specifications. The No-Lapse Guarantee Premium may change. Any increase in Face Amount, scheduled or not, or addition or increase in insurance Coverage will cause an increase in the No-Lapse Guarantee Premium. A decrease in Face Amount or in other insurance Coverage will not cause a decrease in the No-Lapse Guarantee Premium. If the No-Lapse Guarantee Premium changes as a result of such a change, we will inform you of the amount of the changed No-Lapse Guarantee Premium.

How the Rider Works

This Rider guarantees that the Policy will continue in effect until the end of the No-Lapse Guarantee Period (which ranges from 5 to 20 years based on the Insured's age at Policy issue) shown in the Policy Specifications if:

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• you pay a premium by the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium,

• you have taken no Policy loans or withdrawals, and

• there have been no changes (scheduled or unscheduled) in Face Amount under this Policy.

The Policy will also continue in effect under this Rider if flexible premium payments are made and with increases to the Face Amount as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

The No-Lapse Credit is used to determine if the guarantee under this Rider is in effect. It is calculated at the beginning of each Policy month during the No-Lapse Guarantee Period. The No-Lapse Credit as of the Policy Date, which is also the first Monthly Payment Date, is equal to the premium paid less one-twelfth of the No-Lapse Guarantee Premium. On any other Monthly Payment Date, the No-Lapse Credit is equal to:

• The No-Lapse Credit as of the prior Monthly Payment Date multiplied by (i), where:

– i = no greater than 1.00327374 if the No-Lapse Credit is negative; otherwise,

– i = 1.00000;

• Plus premiums received since the prior Monthly Payment Date;

• Less withdrawals taken since the prior Monthly Payment Date; and

• Less one-twelfth of the then current No-Lapse Guarantee Premium.

For the guarantee under this Rider to be in effect, the No-Lapse Credit less Policy Debt must be equal to or greater than zero.

If the guarantee under this Rider has become ineffective because the No-Lapse Credit less Policy Debt is less than zero, the guarantee under this Rider may be brought back into effect by paying additional premium equal to the amount of premium necessary after deduction of the Premium Load so that the No-Lapse Credit less Policy Debt is equal to zero (the “Catch-Up” premium).

If the guarantee under this Rider is in effect, and if your Policy would lapse in the absence of this Rider due to insufficient Net Accumulated Value (the Accumulated Value less Policy Debt), to cover the Monthly Deductions due, the Policy will not enter the Grace Period and will not lapse. Instead, the Policy will continue under the guarantee provided by this Rider and it will stay In Force as long as the No-Lapse Credit less Policy Debt is equal to or greater than zero.

If the Policy is continued under the guarantee provided by this Rider, then the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest and the result is called the Monthly Deductions Deficit. Any net premium received when the Policy is continued under the guarantee provided by this Rider will first be used to reduce the Monthly Deductions Deficit. After the Monthly Deductions Deficit is reduced to zero, any excess will be applied to the Accumulated Value, as described in your Policy. If you want to keep your Policy In Force at the end of the Guarantee Period, you must make a payment sufficient to reduce the Monthly Deductions Deficit to zero. In such case, any excess will then be applied to the Accumulated Value, as described in your Policy.

Effect on Other Riders

If the Policy is continued under the guarantee provided by this Rider, any attached Riders will continue or end according to their respective terms.

Rider Termination

This Rider will end on the earliest of:

• Your Written Request;

• If you add any Rider that has charges;

• The date when the No-Lapse Credit and the Net Accumulated Value are both less than zero, unless a Catch-Up premium is made; or

• At the end of the Guarantee Period.

Rider Reinstatement

If the Policy has lapsed and you later wish to reinstate it, you will need to satisfy the reinstatement conditions described in the Policy. Upon Policy reinstatement we will bring forward any Catch-Up Amount and any Monthly Deductions Deficit, without interest. Any Catch-Up Amount existing at the time of lapse will need to be paid upon Policy reinstatement if you wish the Short-Term No Lapse Guarantee Benefit provided under this Rider to be in effect. See Lapsing and Reinstatement – Reinstating a lapsed Policy.

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• Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions. Death must occur within 120 days of injuries and while the Rider was in effect. You may purchase the Rider at Policy issue for an Insured between Age 5 through 65, subject to satisfactory evidence of insurability. The monthly charge will be shown in your Policy Specifications.

The Rider terminates on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 70.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Benefit Distribution Rider (BDR) (For Policies on or after August 24, 2015)

This Rider provides that all or a portion of the Policy’s Death Benefit Proceeds will be paid as a series of periodic payments. There is no separate charge included in the Monthly Deduction for this Rider. This Rider must be elected at Policy Issue. This Rider is not available in Louisiana and Utah. Please see APPENDIX A: State Law Variations for additional information.

At the time of application, the policyowner must elect the following:

• The Periodic Payment Percentage – an amount between 50 and 100% of the Death Benefit Proceeds that will be paid under the Rider

• The BDR Duration: This is the number of years (between 5 and 30) that the payments will be made

• The BDR Frequency: This is either annual payments or monthly payments.

Certain riders attached to your Policy may restrict your ability to request unscheduled increases in Coverage Layers and therefore restrict any changes to the Benefit Distribution Elections. If you have exercised the Premier Living Benefits Rider, the Overloan Protection 3 Rider or the Terminal Illness Rider, you are not eligible to request unscheduled increases in Coverage Layers and therefore changes to the Benefit Distribution Elections will be restricted.

The amount of the Death Benefit Proceeds payable under the BDR is the Benefit Distribution Amount, and is calculated by multiplying the Death Benefit Proceeds by the Periodic Payment Percentage. Any amount of the Death Benefit Proceeds not paid under the BDR is paid as described by your policy, either as a lump sum or under one of the other available income options. Death Benefit Proceeds are paid based on your BDR elections and the beneficiary of the policy will not be able to change those terms, even upon the death of the Insured.

Each periodic payment is determined by multiplying the Benefit Distribution Amount by the Benefit Distribution Factor. We determine the Benefit Distribution Factor based upon the BDR Duration, the BDR Frequency, and a 2% interest rate as shown in your Policy Specifications.

In accordance with IRS rules and regulations, a portion of each such periodic payment is reportable as interest income that may be taxable. We will annually report this interest income to the beneficiary and the IRS as required.

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Periodic Payment Example

For a Policy that insures a male standard nonsmoker, Death Benefit Option A, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

Benefit Distribution Factor = 0.109323914

Death Benefit at time of death = $100,000

Policy Debt at time of death = $0

The lump sum Death Benefit payment will be $25,000. ((100% - 75%) × 100,000). If the death occurred on a policy monthiversary date and periodic payments began the following month, each periodic payment will be $8,199.30. (75% × 100,000 × 0.109323914). The amount of each periodic payment treated as taxable income is $699.30. (8,199.30 – (100,000 × 75% / 10).

This Rider has no charge against the policy’s Accumulated Value. On a non-guaranteed basis, you may receive a BDR credit which would reduce the cost of insurance charges under the Policy for policies that have the Benefit Distribution Rider. However, the 2% interest rate used in the calculation of the payment is fixed and will not change, and may be lower than the interest rate that could be used to calculate similar payments under one of our other options available at the time of a death claim. You should contact us or your life insurance producer for more detailed information on other available income options.

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Reduction to Cost of Insurance with BDR

For a Policy that insures a male standard nonsmoker, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

Below is an example of the reduction to cost of insurance charges during the first 5 policy years for a Policy with the Benefit Distribution Rider.

	Current Reduction to Cost of Insurance			Guaranteed Reduction to Cost of Insurance
Policy Year	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR
1	$50.65	$47.22	$3.43	$50.65	$50.65	$0
2	$72.37	$67.19	$5.18	$72.37	$72.37	$0
3	$92.18	$85.37	$6.81	$92.18	$92.18	$0
4	$109.31	$100.95	$8.36	$109.31	$109.31	$0
5	$125.99	$116.06	$9.95	$125.99	$125.99	$0

Periodic payments will be determined as of the date of death. They become payable within 31 days following the Insured’s date of death and will be paid on the monthly or annual basis for the number of years in the BDR Duration. We will pay penalty interest on any periodic payment not paid when due at a rate not less than required by applicable law.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance that will expire at child’s Age 25 will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. You may have flexibility to change the option dates following the Insured's marriage or the birth or legal adoption of any child of the Insured.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Premier LTC Rider (For only new Policies issued on or after September 12, 2016)

(This Rider is called “Accelerated Death Benefit Rider for Long-Term Care” in your Policy)

The Premier LTC Rider (LTC Rider) is a long-term care insurance rider that provides benefits for Covered Services incurred for Adult Day Care, Assisted Living Care, Home Health Care, Hospice Care, and Nursing Home Care. The Rider accelerates all or a portion of the Policy’s Death Benefit if you become Chronically Ill. You can only elect the LTC Rider at Policy issue. The Rider allows the Policy Owner to accelerate the Policy’s death benefit proceeds as a monthly benefit for Covered Services while the Insured is

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Chronically Ill and receiving Qualified Long-Term Care Services at an approved location as prescribed under a Plan of Care, subject to the limitations, exclusions and eligibility conditions defined in the Rider (see the Limitations, Exclusions and Eligibility Conditions for Benefits subsection below).  We assess a monthly charge for the Rider. For more information, please see APPENDIX B: State Law Variations. This Rider must be elected at Policy Issue.

This Rider cannot be added to any policy that has the Premier Living Benefit Rider attached. You may elect both the Terminal Illness Rider and the LTC Rider at policy issue, as long as the Insured meets the eligibility requirements for each rider.

30-Day Right to Examine

The Owner has 30 days from the day this Rider is received to examine and return it to us if the Owner decides not to keep this Rider.  The Owner does not have to tell us the reason for returning this Rider.  The Rider can be returned to us at our Administrative Office or to the Producer through whom it was bought.  If you wish to cancel the Rider without cancelling the Policy, you must return the Policy and this Rider to us so that we can send you back the Policy without this Rider.  We will refund, as a credit to the Policy, the full amount of any Rider Charges paid within 30 days of such a Rider return and the Rider will be void from the start.

Rider Charge

We assess the LTC Rider Charge on each Monthly Payment Date and deduct it from the Policy’s Accumulated Value. The maximum monthly charge for this Rider is equal to (a × b) where:

(a) is the Maximum Monthly LTC Rider Charge Rate as shown in the Policy Specifications divided by 1000; and

(b) is the LTC Net Amount at Risk.

During any Claim Period, we will waive any LTC Rider Charges that would occur as part of the Policy Monthly Deduction. Any LTC Rider Charges will also be waived when calculating any waiver of charges coverage on the Policy. The charges will resume when the Claim Period is no longer in effect. Rider charges will apply during any Elimination Period.

A hypothetical example of a Maximum Monthly LTC Rider Charge Calculation:

Assume the following:

• Policy Death Benefit is $1,000,000

• LTC Coverage Amount is $750,000

• Policy Net Amount at Risk (NAR) is $948,351

• Maximum Monthly LTC Rider Charge rate per $1000 of LTC NAR is 0.3426

LTC NAR = $711,263.25. The LTC Net Amount of Risk (NAR) is calculated on each Monthly Payment Date as [a × b] ÷ c where:

(a) is the LTC Coverage Amount;

(b) is the Policy’s Net Amount at Risk; and

(c) is the Policy’s Death Benefit.

LTC Rider Charge = [Maximum Monthly LTC Rider Charge Rate ÷ 1000] x LTC NAR = $243.68

Rider Terms

Acceleration Percentage – an amount used to calculate Policy and Rider values after a benefit payment and after the corresponding reduction to the Policy’s Total Face Amount. It is calculated after each benefit payment as the LTC Benefit Amount divided by the Policy Death Benefit prior to the benefit payment.

Activities of Daily Living – generally include the following self-care functions:

• Bathing oneself

• Continence

• Dressing oneself

• Feeding oneself

• Getting oneself to and from the toilet

• Transferring oneself into or out of a bed, chair or wheelchair.

The Rider attached to your Policy contains more detailed information about these self-care functions.

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Adjusted LTC Coverage Amount – the amount used to calculate the Maximum Monthly Benefit Payment Amount. If no benefits have been paid under the Rider, the Adjusted LTC Coverage Amount is equal to the LTC Coverage Amount. Any decrease to LTC Coverage Amount will also decrease the Adjusted LTC Coverage Amount by the same dollar amount, except that the Adjusted LTC Coverage Amount will not be reduced for a benefit payment under this rider. We do not allow increases to the Adjusted LTC Coverage Amount.

Assessment –an evaluation done in the United States by a Licensed Health Care Practitioner to determine or verify that the Insured is a Chronically Ill Individual.

Assisted Living Care – personal/custodial monitoring and assistance with Activities of Daily Living provided in a residential setting in an Assisted Living Facility.

Assisted Living Facility – a facility that is licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing ongoing Assisted Living Care and related services as described in the Rider.

Chronically Ill Individual – an Insured who has been certified in writing as:

• Being unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual for a period of at least 90 days due to a loss of functional capacity; or

• Requiring substantial supervision by another person for protection from threats to the Insured’s health or safety due to a Severe Cognitive Impairment as described in the Rider.

Claim Forms – we will provide Claim Forms for the filing of a Proof of Loss when we receive the notice of claim. If the Owner, Insured or Insured’s Representative does not receive the necessary Claim Forms within 15 days, a Proof of Loss can be filed without them by sending us a letter which describes the occurrence, the character and the extent of the loss for which the claim is made. That letter must be sent to us at our Administrative Office within the time noted below under Proof of Loss.

Claim Period- an uninterrupted period of time during which benefits are being paid under this Rider. The Claim Period for an occurrence begins on the date a benefit payment is made. After the final benefit payment for an occurrence is made, the Claim Period terminates at the end of the day prior to the next Monthly Payment Date.

Confinement or Confined – an Insured who is a resident in a Nursing Home Facility, an Assisted Living Facility or a Hospice Care Facility for a period for which a room and board charge is made.

Covered Services – the types of Qualified Long-Term Care Services the Insured must receive and must be prescribed under a Plan of Care in order to qualify for a benefit to be payable under this Rider.

Elimination Period –the total number of days that the Insured is a Chronically Ill Individual before benefits are payable. The Elimination Period is 90 days for all covered services. The Elimination Period must only be met once; any subsequent claim will not be subject to a new Elimination Period

Home Health Care –medical and non-medical services, provided to ill, disabled or infirm persons by a Home Health Care Agency in their residences.

Home Health Care Agency –an entity that is licensed or certified to provide Home Health Care for compensation by the state in which it operates and employs staff who are qualified by training or experience to provide such care.

Hospice Care –services designed to provide palliative care and alleviate the Insured’s physical, emotional and social discomforts if he or she is Terminally Ill and in the last phases of life.

Hospice Care Facility –a facility that is appropriately licensed or certified to provide Hospice Care in the state in which it operates.

Immediate Family Member – the Insured’s Spouse and the parents, brothers, sisters and children of either the Insured or the Insured’s Spouse by blood, adoption or marriage.

In Good Order – the date the applicable Elimination Period has been completed and all of the requirements under the eligibility conditions for the payment of benefits under this Rider have been met and verified by us.

Licensed Health Care Practitioner – a physician, a registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of the Treasury of the United States. A Licensed Health Care Practitioner must reside in the United States and cannot be you or an Immediate Family Member.

LTC Coverage Amount – the total benefits payable under the Rider, adjusted for certain policy transactions as further described in LTC Coverage Amount.

LTC Net Amount at Risk (NAR) – the LTC NAR is calculated on each Monthly Payment Date as (a) multiplied by (b) divided by (c) where:

 (a) is the LTC Coverage Amount;

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 (b) is the Net Amount at Risk of the Policy; and

 (c) is the Death Benefit of the Policy.

Maintenance or Personal Care Services – means any care the primary purpose of which is the provision of needed assistance with any of the disabilities as a result of which the Insured is a Chronically Ill Individual. This includes protection from threats to health and safety due to Severe Cognitive Impairment.

Minimum LTC Coverage Amount – the minimum amount of long term care coverage available under the Rider; generally $50,000 but varies by state and is shown in your policy specifications.

Minimum Premium Requirements – if your Policy has minimum earnings benefits, any Minimum Premium Requirement is reduced on the date of the claim by an amount equal to the Minimum Premium Requirement prior to the benefit payment multiplied by the Acceleration Percentage. The total premium paid used to meet any Minimum Premium Requirement is reduced on the date of the claim by an amount equal to the total premium paid prior to the benefit payment multiplied by the Acceleration Percentage.

Monthly Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service and in effect on the date any LTC Benefit is effective, multiplied by the Maximum Per Diem Limitation Percentage shown in the Policy Specifications then multiplied by 30. The IRS releases updated Per Diem Limitations annually.  Current Per Diem Limitations can be found on the IRS’ website at www.irs.gov. You may also contact us at our Life Insurance Operations Center to request a quote for the current Limitations.

Nursing Home Care –nursing care and related services provided on an in-patient basis by a Nursing Home Facility.

Nursing Home Facility – a facility or distinctly separate part of a hospital or other institution that is appropriately licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing Nursing Home Care to inpatients under a planned program supervised by a Physician.

Option C Amount – if Death Benefit Option C is elected, the Option C Amount is the Policy’s Total Face Amount plus premiums paid, less any withdrawals (WD) or other distributions and is subject to Death Benefit Option C Limit as described in the Policy Specifications.

Physician – a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the state in which he or she performs such function or action (as defined in Section 1861(r)(1) of the Social Security Act).

Plan of Care – a written individualized plan of services which is appropriate and consistent with the Health Insurance Portability and Accountability Act of 1996 (“HIPAA”). An approved Plan will be consistent with the care needs that were verified during the process of establishing that the Insured is a Chronically Ill Individual.  When we have received all information required to verify the Plan of Care, which will include the proposed provider of long term care services, we will generally complete the verification process within ten business days of the date of the claimant’s benefit eligibility approval.

Proof of Loss – written Proof of Loss is information satisfactory to us that describes and confirms that the Insured has met the eligibility requirements for the payment of benefits. We will request Proof of Loss; we may require Proof of Loss from the Insured on a monthly or per occurrence basis. An occurrence is an uninterrupted period of time during which the Insured is claiming benefits under this Rider. If the Insured recovers, but later opens a new claim, the subsequent claim will be considered a new occurrence. You must provide written Proof of Loss within 90 days after the occurrence or commencement of any loss covered for which benefits are claimed. However, we will still consider a claim if it was not possible to secure proof within the 90-day time frame and you provided the Proof of Loss as soon as reasonably possible thereafter. Except in the absence of legal capacity, we will not consider an expense to be a Covered Expense if Proof of Loss for that expense is furnished more than one year after the date the proof is otherwise required.

Qualified Long-Term Care Services – services that meet the requirements of Section 7702B(c)(1) of the Internal Revenue Code of 1986, as amended, as follows: necessary diagnostic, preventative, therapeutic, curing, treating, mitigating and rehabilitative services, and Maintenance or Personal Care Services which are required by a Chronically Ill Individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

Severe Cognitive Impairment – means a deficiency in an individual’s short or long-term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.

Terminally Ill – means the Insured has a life expectancy of 12 months or less, as certified by a Physician.

Limitations, Exclusions and Eligibility Conditions for Benefits

To receive the Rider Benefit, you must satisfy the following conditions:

• A Licensed Health Care Practitioner certifies the Insured as being a Chronically Ill Individual;

• The Insured receives care that is a Covered Service under this Rider and care is provided pursuant to a written Plan of Care;

• Coverage under this Rider is In Force on the date(s) the care is received;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent to payment of benefits;

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• The applicable Elimination Period has been satisfied.

If the Insured recovers from a Chronic Illness and the LTC Coverage Amount has not been exhausted, a new claim may be initiated, subject to the same eligibility requirements that applied to the initial claim. However, the Elimination Period will already have been satisfied. Benefits for subsequent claims will be calculated in the same manner as they were for the initial claim.

You must elect to accelerate benefits under the Policy by making a claim for benefits under this Rider. If the entire Death Benefit under the Policy is accelerated under the terms of this Rider, the Policy will terminate.

Certain pre-existing condition limitations apply. A pre-existing condition is any condition for which the Insured received medical advice or treatment in the six months preceding the LTC Rider Effective Date. If the Insured is Confined for a pre-existing condition that was disclosed in the application, that condition is considered a covered expense and the Elimination Period will begin on the Rider Effective Date. We will not pay benefits for a Confinement due wholly or in part to a pre-existing condition which is not disclosed in the application if the need for services begins during the first six months after the Rider Effective Date.

The Rider will not pay benefits for:

• Care or services provided by the Insured’s Immediate Family unless:

• He or she is a regular employee of an organization which is providing the treatment, service or care; and

• The organization receives the payment for the treatment, service or care;

• Care or services for which no charge is made in the absence of insurance;

• Care or services that result from an attempt at suicide (while sane or insane) or an intentionally self- inflicted injury;

• Care or services that result from alcoholism or drug addiction;

• Care or services that result from committing or attempting to commit or participating in a felony, riot or insurrection;

• Care or Services received outside the United States unless the initial and any annual renewal certifications are completed by a Licensed Health Care Practitioner.

• Care or services that result from active duty in the armed forces of any nation or international government or units auxiliary thereto, or the National Guard;

• Care or services that result from war or any act of war, whether declared or undeclared;

• Treatment provided in a government facility (unless current or future law requires that this Rider provide coverage);

• Services for which benefits are available under Medicare or other governmental program (except Medicaid), any state or federal workers’ compensation, employer’s liability or occupational disease law, or any motor vehicle no-fault law; or

• Services received while this Rider is not In Force, except as provided in the Extension of Benefits provision.

LTC Coverage Amount

The LTC Coverage Amount is the maximum amount of benefits payable under this Rider. The initial LTC Coverage Amount is shown in the Policy Specifications and is adjusted thereafter as described below. The LTC Coverage Amount will never exceed the Policy’s Total Face Amount, or, if Death Benefit Option C is in effect, the lesser of the Total Face Amount or the Option C Amount.

The LTC Coverage Amount will be decreased at the time:

• we receive your Written Request;

• we pay a benefit in accordance with the terms of the Rider;

• a withdrawal from the Policy occurs; or

• the LTC Coverage Amount is greater than the Policy’s Total Face Amount; or, if you selected Death Benefit Option C, the LTC Coverage Amount will be decreased to the lesser of the Policy’s Total Face Amount or the Option C Amount.

Transaction	Reduction to LTC Coverage Amount	LTC Coverage Amount After Transaction
Benefit Payment	LTC Benefit Amount	A – B where: A is the LTC Coverage Amount before Benefit Payment; and B is the LTC Benefit Amount See Example #1 below
Withdrawal	Withdrawal /Policy Death Benefit x LTC Coverage Amount	A x ( 1- B/C) where: A is the LTC Coverage Amount before the

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Transaction	Reduction to LTC Coverage Amount	LTC Coverage Amount After Transaction
withdrawal; B is the Withdrawal; and C is the Policy Death Benefit before the withdrawal See Example #2 below
Other reduction to the Total Face Amount (Death Benefit Option A or B is in effect)	Maximum of A or (B – C) where: A is 0; B is the LTC Coverage Amount; and C is the Policy Face Amount after the face reduction	Minimum of A or B where: A is the LTC Coverage Amount before the reduction to Total Face Amount; and B is the Total Face Amount after the reduction See Example #3 below
Other reduction to the Total Face Amount (Death Benefit Option C is in effect)	Maximum of A or (B – C) where: A is 0; B is the LTC Coverage Amount; and C is the lesser of Policy Face Amount after the face reduction or the Option C Amount after the face reduction

Minimum of A, B or C where:

A is the LTC Coverage Amount before the reduction to Total Face Amount;

B is the Total Face Amount after the reduction;

C is the Option C Amount after the reduction to Total Face Amount

See Example #4 below

If no benefits have been paid under the Rider, the Adjusted LTC Coverage Amount is equal to the LTC Coverage Amount. Any decrease to LTC Coverage Amount will also decrease the Adjusted LTC Coverage Amount by the same dollar amount, except that the Adjusted LTC Coverage Amount will not be reduced for a benefit payment under this rider. We do not allow increases to the Adjusted LTC Coverage Amount.

Hypothetical Example #1:

Assume the following:

• LTC Coverage Amount at issue is $750,000 and Total Face Amount is $1,000,000

• LTC Benefit Amount = $10,000

Then:

LTC Coverage Amount = $740,000 ($750,000 - $10,000)

Adjusted LTC Coverage Amount = $750,000 (benefit payment does not reduce the Adjusted LTC Coverage Amount)

Hypothetical Example #2:

Assume the following:

• LTC Coverage Amount is $740,000;

• Death Benefit Option B

• Adjusted LTC Coverage Amount is $750,000,

• Total Face Amount is $1,000,000

• Accumulated Value is $50,000

• Death Benefit is $1,050,000

• Withdrawal processed for $25,000

Then:

LTC Coverage Amount after WD = LTC Coverage Amount before Withdrawal x (1 – WD/DB) = $722,380.95

This is a reduction of $17,619.05 (740,000 – 722,380.95). The same dollar amount reduces the Adjusted LTC Coverage Amount.

Adjusted LTC Coverage Amount = $732,380.95

Hypothetical Example #3:

Assume the following:

• LTC Coverage Amount is $722,380.95

• Adjusted LTC Coverage Amount is $732,380.95

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• Total Face Amount is $1,000,000

If there is a policy transaction that reduces the Total Face Amount to $800,000 there is no reduction to the LTC Coverage Amount or the Adjusted LTC Coverage Amount. This is because the LTC Coverage Amount of $722,380.95 is still less than the Total Face Amount after reduction to $800,000.

If a there is a policy transaction that reduces the Total Face Amount to $600,000, then the LTC Coverage Amount is reduced to $600,000 so that the LTC Coverage Amount does not exceed the Total Face Amount. This is a reduction of $122,380.95 and this same dollar amount will reduce the Adjusted LTC Coverage Amount. The Adjusted LTC Coverage Amount after this reduction is $610,000.

Hypothetical Example #4: (Option C)

Assume the following:

• LTC Coverage Amount is $950,000

• Adjusted LTC Coverage Amount is $950,000

• Total Face Amount is $1,000,000

• DB Option C is in effect

• Cumulative Premiums = 100,000

• Cumulative Withdrawals = 150,000

The Option C Amount before the face reduction = 950,000 (1,000,000 + 100,000 – 150,000)

The Face Amount is reduced to 975,000

After this reduction to Total Face Amount, the Option C Amount is 925,000 (975,000 + 100,000 – 150,000)

Although the LTC Coverage Amount does not exceed the Total Face Amount after the reduction to the Total Face Amount, the LTC Coverage Amount does exceed the Option C Amount. Therefore, after the reduction to the Total Face Amount, the LTC Coverage Amount is reduced to $925,000. (The Adjusted LTC Coverage Amount is also reduced to $925,000).

The Rider at Exercise

The LTC Benefit Amount is the lesser of the dollar amount you requested or the Maximum Monthly Benefit Payment Amount available under this Rider. Any requested LTC Benefit Amount may not be less than the Minimum Monthly Benefit Payment Amount.

The Maximum Monthly Benefit Payment Amount is the lesser of:

• The Maximum Monthly Percentage multiplied by the Adjusted LTC Coverage Amount; or

• The Monthly Per Diem Limitation; or

• The LTC Coverage Amount.

The Maximum Monthly Percentage is the maximum percentage of the Adjusted LTC Coverage Amount that will be paid as a monthly LTC Benefit. You elect the Maximum Monthly Percentage shown in the Policy Specifications at Policy issue and cannot change it thereafter.

Provided the Policy is not in its Grace Period, the amount of the LTC Benefit Proceeds is equal to (a - b) where:

(a) is the LTC Benefit Amount; and

(b) is any Policy Debt immediately prior to the benefit payment, multiplied by the Acceleration Percentage.

LTC Benefit Proceeds During Policy Grace Period - If benefit payment is made while the Policy is in its Grace Period, we reduce the payment by any unpaid Monthly Deductions. The LTC Benefit Proceeds are equal to: (a – b – c) where:

(a) is the LTC Benefit Amount; and

(b) is any Policy Debt immediately prior to the benefit payment, multiplied by the Acceleration Percentage; and

(c) is any Monthly Deductions due and unpaid immediately prior to the benefit payment, multiplied by 1 minus the Acceleration Percentage.

If (b + c) is greater than (a), no benefit payment will be made and the Policy will remain In Force.

A hypothetical example where the Policy is not in the Grace Period:

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Assume the following:

• LTC Coverage Amount is $750,000

• LTC Benefit Amount is $10,000

• Policy Debt before the benefit payment is $5,000

• Policy Death Benefit before the LTC Benefit Amount is $1,000,000

Acceleration Percentage = 10,000 ÷ 1,000,000 = 1%

LTC Benefit Proceeds = 10,000 – (5,000 x 1%) = $9,950.00

A hypothetical example where the Policy is in the Grace Period:

Assume the following:

• LTC Coverage Amount is $750,000

• LTC Benefit Amount is $10,000

• Policy Accumulated Value is $15,000

• Policy Debt before the benefit payment is $15,200

• Monthly Deductions due and unpaid is $200

• Policy Death Benefit before the LTC Benefit Amount is $1,000,000

Acceleration Percentage = 10,000 ÷ 1,000,000 = 1%

We will reduce Policy Debt, Accumulated Value and Monthly Deductions due and unpaid each by the Acceleration Percentage (1%):

• Accumulated Value after the benefit payment is $14,850

• Policy Debt after the benefit payment is $15,048

• Monthly Deductions due and Unpaid after the benefit payment is $198.00

LTC Benefit Proceeds = $10,000 - $152 - $198 = $9,650.00

If a benefit payment is made on the Monthly Payment Date, the benefit payment will be processed before the calculation of the Policy Monthly Deductions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Policy’s Total Face Amount;

• the Policy’s Accumulated Value;

• any Alternate Accumulated Value of the Policy or any rider;

• any Policy debt;

• any alternate loan values;

• any Surrender Charge applicable for each Coverage Layer unless the Policy has a Maximum Surrender Charge. If your Policy has a Maximum Surrender Charge, it will be reduced by the Acceleration Percentage;

• any Monthly Deduction due and unpaid during a Policy Grace Period;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals and other distributions as described in the Policy; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

For example, if the Acceleration Percentage is 2%, each of the above values is reduced by 2% as shown below:

Policy Value	Before benefit payment	Reduction (2% x Value)	After benefit payment
Total Face Amount	$500,000	$10,000	$490,000
Accumulated Value	$50,000	$1,000	$49,000

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Policy Value	Before benefit payment	Reduction (2% x Value)	After benefit payment
Policy Debt	$25,000	$500	$24,500
Alternate Accumulated Value	$15,000	$300	$14,700
Surrender Charge	$1,000	$20	$980

Other values reduced by the Acceleration Percentage are reduced in a similar manner as shown in the example above.

The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider. You may not decrease the Total Face Amount starting on the date a claim is In Good Order and continuing until the end of that Claim Period.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

After reduction to your Policy’s Accumulated Value and any Policy Debt, any amount of Monthly Deductions that are due and unpaid at the time of a benefit payment are reduced by an amount equal to the Acceleration Percentage multiplied by the Monthly Deduction due and unpaid prior to the benefit payment.

Transfers of Accumulated Value during any Claim Period

Transfers from the Fixed Account or the Fixed LT Account to the Variable Investment Options are not permitted. You may transfer Accumulated Value from the Variable Investment Options to the Fixed LT Account, subject to limitations on allocations to the Fixed Options.

Other Effects on the Policy

Beginning on the date a claim is In Good Order under this Rider:

• We will not allow Death Benefit Option Changes, except for changes into Death Benefit Option A;

• We will not allow any requested increases in benefits under the Policy or any Riders; and

• We will discontinue the Automated Income Option or any other systematic distribution program in effect.

You may not request a Policy Loan or Policy Withdrawal starting on the date a claim is In Good Order and continuing until the end of that Claim Period. When a Claim Period is no longer in effect, Policy Loans and Policy Withdrawals will be available according to the terms of the Policy.

The Riders After Exercising the Premier LTC Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. Charges may be affected by the reduction in benefits and policy values. In addition:

• For any policies with term insurance that provide a termination credit, the termination credit basis is reduced on the date of each benefit payment by an amount equal to the value of the termination credit basis prior to the benefit payment multiplied by the Acceleration Percentage;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will be reduced on the date of each benefit payment;

• Overloan protection riders cannot be exercised starting on the date a claim is In Good Order and continuing until the end of that Claim Period;

• For policies with any minimum earnings benefit rider, any Minimum Premium Requirement is reduced by an amount equal to the Minimum Premium Requirement prior to the benefit payment multiplied by the Acceleration Percentage on the date of the claim.

Lapse Protection during Claim Period

During any Claim Period, the Policy and Riders will not lapse. On each Monthly Payment Date during any Claim Period, we will make a determination of the Policy’s Net Accumulated Value. If the Policy’s Net Accumulated Value is greater or equal to zero, the Net Accumulated Value will not be reduced to less than zero, except for any amount attributable to any loan or alternate loan that would otherwise reduce the Net Accumulated Value. If the Policy’s Net Accumulated Value is less than zero, the Net Accumulated Value will not be reduced further, except for any amount attributable to any loan or alternate loan that would otherwise reduce the Net Accumulated Value. Policy loans and alternate loans will continue to be processed according to the Policy and may result in a negative Net Accumulated Value. You may have to pay additional Premium to prevent your Policy and any Riders from lapsing when the Claim Period is no longer in effect. If the Insured dies during the Claim Period, we will pay the Policy’s Death Benefit as

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defined in the contract. If we receive notification of the Insured’s death before a benefit payment is made, we will not make the benefit payment. If we receive notification of the Insured’s death after a benefit payment is made, the benefit payment will reduce the Death Benefit proceeds payable under the Policy.

A hypothetical example with no Policy Debt:

Assume the following:

• Accumulated Value prior to Monthly Deductions or benefit payment is $1,201

• At benefit payment, Acceleration Percentage is 1%

• Accumulated Value after benefit payment, but before Monthly Deductions is $1,189

• Monthly Deductions due is $1,500

We will limit monthly deductions to $1,189 so that after the monthly deductions are assessed, the Accumulated Value is 0. The difference is “offset” and there is no requirement that this offset amount ever be repaid.

A hypothetical example with Policy Debt:

Assume the following:

• Accumulated Value prior to Monthly Deductions or benefit payment is $1,201

• Policy Debt prior to benefit payment is $500

• At benefit payment, Acceleration Percentage is 1%

• Accumulated Value after benefit payment, but before Monthly Deductions is $1,189

• Policy Debt after the benefit payment is $495

• Net Accumulated Value is $694 ($1,189 - $495)

• Monthly Deductions due is $1,500

We will limit monthly deductions to $694 so that after the monthly deductions are assessed, the Net Accumulated Value is 0. The difference is “offset” and there is no requirement that this offset amount ever be repaid. Note that loan interest charge will be added to the policy debt so that the Net Accumulated Value at the end of the month will be negative.

Rider Termination

The Rider is effective on the Rider Effective Date unless otherwise stated. It will terminate on the same date any of the following occur:

• The Insured’s death;

• The Rider is cancelled pursuant to the Owner’s request;

• Exercise of any Policy overloan protection;

• Any terminal illness benefit payment resulting in an Adjusted LTC Coverage Amount that is less than the Minimum LTC Coverage Amount;

• The LTC Coverage Amount is zero; or

• The Policy is terminated.

Lapse and Reinstatement

The Policy’s Lapse and Reinstatement section applies to the Rider, except as follows:

• We will provide Notice of pending lapse or termination for non-payment of premium to you and the Insured, any assignee of record and any additional designee;

• To protect the Policy and Rider against unintentional lapse, you must designate at least one additional person to receive the lapse notice or you must waive the designation in writing;

• We will waive any LTC Rider Charges that would occur as part of the Policy Monthly Deduction during any Claim Period;

• The Policy and Riders will not lapse during any Claim Period and the Policy’s Net Accumulated Value will not be reduced to less than zero, except for amounts attributable to Policy loans.

You may have to pay additional Premium to prevent your Policy and any Riders from lapsing when the Claim Period is no longer in effect.

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You can reinstate your Rider under the Rider’s Reinstatement provision within six months from the end of the Grace Period and subject to our approval of your reinstatement application. A reinstated Rider will only cover loss resulting from an injury or condition that begins after the date of reinstatement. Otherwise, you will have the same rights under the Rider as you had before it terminated. If the Rider terminates while the Insured is Chronically Ill, we may reinstate coverage subject to conditions described in the Rider.

You cannot reinstate the Rider after six months from the end of the Grace Period, even if your Policy is reinstated.

Extension of Benefits

If this Rider terminates while the Insured is Confined in a Nursing Home Facility, Hospice Care Facility, or an Assisted Living Facility, benefits may be paid for such Confinement if the Confinement began while this Rider was In Force and the Confinement continues without interruption after termination. Extension of benefits stops on the earliest of:

• The date when the Insured no longer meets the eligibility for the payment of benefits requirements;

• The date the Insured is no longer Confined in a Nursing Home Facility, Hospice Care Facility, or an Assisted Living Facility; or

• The date when the LTC Coverage Amount remaining after a monthly benefit payment is zero.

This Extension of Benefits provision is subject to all provision of this rider and all applicable coverage maximums.

If benefits are continued under this Extension of Benefits provision because the Policy has lapsed, no Death Benefit will be payable to the beneficiary under the Policy.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Claims Provisions

We prefer that either you or the Insured notify us as soon as the Insured first becomes eligible and may soon need care covered by this Rider. Notify us even if you or the Insured is unsure, and we can help determine whether the Insured is eligible for benefits. To file a claim, you or the Insured may call us, notify us in writing or submit a completed Claim Form we provide.

When we receive the notice of claim, we will expect the Insured to submit a completed Claim Form. The information needed to establish the Insured’s eligibility for benefits will include:

• Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual;

• Confirmation through sufficient Proof of Loss that the Insured has incurred an expense for a Qualified Long-Term Care Service to initiate the Elimination Period; and

• A Plan of Care.

In order to ensure that the Insured continues to meet the eligibility conditions for Rider Benefits throughout the Claim Period, we reserve the right to have the Insured evaluated by our nurse, to contact the Insured’s Physician(s) or other care provider and to review the Insured’s medical records at any time during the Claim Period.

We will provide Claim Forms for the filing of a Proof of Loss when we receive the notice of claim. If you, the Insured or the Insured’s Representative does not receive the necessary Claim Forms within 15 days, you can file a Proof of Loss without them by sending us a letter describing the occurrence, the character and the extent of the loss for which the claim is made. That letter must be sent to us at our Administrative Office within 90 days following the loss for which benefits are claimed. We will not pay benefits until we verify eligibility for benefits.

Once a claim is In Good Order, benefit payments will start within 30 business days. Benefit payments will be made as long as the insured continues to meet the eligibility for the payment of benefits and our liability continues. Any periodic benefit payments will be made on a monthly basis as long as the loss and our liability continue. We pay the Benefits to you (or your designee) unless the Policy has been otherwise assigned.

If you or the Insured disagree with our decision regarding a claim, you may submit a Written Request for reconsideration of your claim within 60 days of that decision. Any internal review of claim decisions will be consistent with applicable laws and regulations. You or the Insured should submit any additional information that you or the Insured feel is necessary for our review.

Care Coordination

The Rider provides access to Care Coordination under a national long-term care services referral network via a toll-free telephone number. Care Coordination helps identify a person’s functional, cognitive, personal and social needs for care and services and can help link the person to a full range of appropriate services. Services include free consultation, Assessments and tailored information to assist in planning and implementing a Plan of Care. There is no additional charge for this service and it has no effect on the LTC

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Coverage Amount. This service is subject to availability and may be modified, suspended, or discontinued at any time upon thirty days written notice.

• Premier Living Benefits Rider

The Premier Living Benefits Rider is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

• Bathing oneself

• Continence

• Dressing oneself

• Feeding oneself

• Getting oneself to and from the toilet

• Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Health Care Practitioner – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you have existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

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• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

• The Benefit amount requested; and

• Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

• The Annual Per Diem Limitation; or

• The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) is 100% of the Policy’s Cash Surrender Value;

(b) is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

• 24% of the Initial Eligible Amount; or

• The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

• The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, sex and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

• Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

• Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under this Rider.

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Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• the surrender charge for each Coverage Layer;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

• You can change your Death Benefit Option, but only to Death Benefit Option A;

• We will not allow any requested increases in benefits under the Policy or any Riders; and

• We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each benefit payment;

• For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

• The sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

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• Your Written Request;

• Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

• When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

• Terminal Illness Rider

(This Rider is called “Accelerated Death Benefit Rider for Terminal Illness” in your Policy.)

The Terminal Illness Rider provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit. For more information, please see APPENDIX B: State Law Variations. This Rider must be elected at Policy Issue. This Rider may be available to add to your policy after issue.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

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If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

• Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

• Calculate the Terminal Illness Benefit Proceeds, as described below; and

• Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) the Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

(c) a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) equals 1; and

(b) equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury Bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

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• the Total Face Amount;

• the Accumulated Value;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each Benefit payment;

• For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• The date the Benefit under the Rider are paid;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

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• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 55. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of the Insured. We also offer riders that provide Coverage on the Insured. Many life insurance policies and riders have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting cash values based on your particular needs.

Providing Coverage on the Insured using Rider Coverage will result in different Policy charges than Coverage under the Policy alone. In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

Combining a Policy with an Annual Renewable Term Rider or Scheduled Annual Renewable Term Rider (if available), may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance-2 Rider or the SVER Term Insurance Rider – Corporate may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

We also offer the ability to have increases in Coverage, either by requesting an increase in Face Amount or by using scheduled increases in Policy and/or Rider Coverages. Scheduled increases will avoid the need for further medical underwriting. A requested increase in Coverage can provide for a larger increase, but would be subject to full underwriting and could result in a different Risk Class than that originally underwritten. Policy charges will vary based on the amount and timing of increases, and on whether the increase was scheduled or requested.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before

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purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. However, if you have chosen the Indexed Fixed Options, your Net Premium will first be allocated to the Fixed Account and transferred from the Fixed Account to the Indexed Fixed Options on the Segment Start Date. The Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options may be less than the Net Premium or the Accumulated Value you transferred to the Fixed Account because there may have been deductions from the Fixed Account, such as those due to Monthly Deductions, withdrawals or Policy loans.

There is other information you should know about allocating all or part of a Net Premium to the Indexed Fixed Options. You can only allocate a Net Premium to the Indexed Fixed Options if your Policy is not in a Lockout Period. In addition, you must notify us of your allocation to the Indexed Fixed Options by the Cutoff Date (two Business Days before a Segment Start Date) of a particular Segment Start Date in order for Accumulated Value to be transferred from the Fixed Account to the Indexed Fixed Options on that Segment Start Date. See YOUR INVESTMENT OPTIONS – Indexed Fixed Options. Otherwise, your Accumulated Value will not be transferred to the Indexed Fixed Options on the Segment Start Date.

We do not count the allocation from the Fixed Account to the Indexed Fixed Options towards the number of transfers you may make in a Policy Year. In addition, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

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• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 6.55% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment

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Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until the end of the applicable state free look period, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your Policy will enter its Grace Period. We will send you a notice telling you the amount of premium to pay to keep your Policy In Force. The 61-day Grace Period starts on the notice date. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the sum of the following:

• Variable Accumulated Value – the sum of the Accumulated Value in each Variable Account.

• Fixed Accumulated Value – the value allocated to the Fixed Options.

• Indexed Accumulated Value – is the sum of the Segment Values for all Segments in each Indexed Account.

• Loan Account Value – The value of any Loans that you have taken, including interest on the amount of loan.

The Accumulated Value in the Fixed and Variable Options is made up of the following:

• Net Premiums that you allocate

• Any non-guaranteed Persistency Credits that we may pay

• Policy Charges that we deduct

• Withdrawals that you request

• Loans that you request and that become part of the Loan Account

• Earnings on the Accounts.

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

The Variable Accumulated Value is the sum of the value allocated to each of the Variable Accounts. For each Variable Account, we determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

The Fixed Accumulated Value is the sum of the value in the Fixed Account and Fixed LT Account. We credit interest to these Accounts on a daily basis, at a rate not less than the guaranteed minimum of 2.00%. Please see YOUR INVESTMENT OPTIONS –Fixed Options for further details.

The Indexed Accumulated Value is the sum of the Segment Values for all Segments in the Indexed Fixed Options. We credit Segment Guaranteed Interest to each segment at a rate of 1%, and each segment receives Segment Indexed Interest credits at the Segment Maturity Date. Please see YOUR INVESTMENT OPTIONS – Indexed Fixed Options for further details.

When you request a Policy Loan, an equivalent amount of money is processed as an Account Deduction and added to the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

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Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Investment Options according to your most recent premium allocation instructions.

The persistency credit rate applied is the sum of a basic persistency credit and an additional persistency credit.

Beginning in year 6, the basic persistency credit rate is 0.18%.

Beginning on your 11th Policy Anniversary, we may increase your annual persistency credit rate to 0.28%.

The additional persistency credit rate is added to the persistency credit rate above. The persistency credit rate is the weighted average of the additional persistency credit rates for all Coverage Layers, based on the Face Amount for each Coverage Layer.

The additional persistency credit rate for each Coverage Layer begins at the earlier of Coverage Year 21 or the Insured’s Age 55 but never before Coverage Year 11. The additional persistency credit continues until Age 80. The additional persistency credit rate depends on your Age, Risk Class and Death Benefit Option at the issue of each Coverage Layer. The additional persistency credit rate for each Coverage Layer is level for the first five years of the bonus. Thereafter, the additional persistency credit rate is increased by 50% every 5 Coverage years until Age 80, when the rate becomes zero.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

For more information on the persistency credit, you may ask your life insurance producer to provide an In Force Illustration.

An example
For a Male Nonsmoker, age 45 at policy issue.
In all examples, assume the average unloaned Policy Accumulated Value is $100,000:

• In policy year 6, the basic persistency credit rate is 0.18%, and the additional persistency credit rate is 0.00%. The persistency credit added to the Policy’s Accumulated Value is 0.18% × 100,000 = $180.

• In policy year 11, the basic persistency credit rate is .28% and the additional persistency credit rate is 0.10691%. The persistency credit added to the Policy’s Accumulated Value is 0.38691% × 100,000 = $386.91.

Policy Charges

We take various charges from your Policy’s Accumulated Value to compensate us for the cost of the Policy benefits and for maintaining your Policy:

1. Monthly Deductions

2. Certain Transaction Fees

3. Administrative and Underwriting Service Fees

4. Loan Interest Charged against the Loan Account.

Transaction fees, administrative and underwriting service fees are shown in the FEE TABLES.

All Policy charges assessed under the policy will reduce the Accumulated Value as an Account Deduction.

We offer different underwriting methods such as guaranteed issue, simplified issue, or regular issue. If guaranteed issue or simplified issue is used, the cost of insurance rates are generally higher than if the Policy were issued through regular underwriting. As a result, a healthy individual who uses guaranteed or simplified issue may pay higher cost of insurance rates than if the healthy individual used regular issue for the Policy. See MORE ON POLICY CHARGES – Underwriting Methods and Nonstandard Ratings in the Statement of Additional Information for additional information on underwriting.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value on each Monthly Payment Date until the Monthly Deduction End Date. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. For more information, see Lapsing and Reinstatement.

The Monthly Deduction is made up of five charges:

1. cost of insurance charge

2. administrative charge

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3. Coverage charge

4. charges for optional Riders and benefits

5.  monthly Indexed Account charge

Your Policy and any Riders will provide a list of all guaranteed Policy charges. For any given charge, we may charge less than these amounts, but we will never charge more than these guaranteed amounts. Any lesser charge will apply uniformly to all members of the same Class.

We may profit from Policy charges and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

There are no Monthly Deductions after the Monthly Deduction End Date.

Cost of Insurance Charge

This Cost of Insurance Charge is for providing you with life insurance protection. It is based upon the cost of insurance rates of each Coverage Layer and a Net Amount At Risk.

The Net Amount At Risk used for calculating cost of insurance charges is determined on the Monthly Payment Date as:

• The Death Benefit under the policy divided by the Net Amount At Risk Factor of 1.0016516

• Less the Accumulated Value

If your policy has multiple Coverage Layers, the Net Amount at Risk is proportional to each Coverage Layer based upon the Face Amount of the Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with each Coverage Layer. These rates are shown in your Policy Specifications or in any Supplemental Schedule of Coverage that we provide.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and sex of the Insured unless unisex rates are required. Male rates are used for unisex cost of insurance rates. Unisex rates are used for Policies issued in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0016516.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The total amount of Coverage charges deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect.

The Coverage charge for each Coverage Layer is calculated based on the Face Amount, Insured’s Age and Risk Class, and Death Benefit Option on the Coverage Layer Effective Date.

Your Policy Specifications and any Supplemental Schedule of Coverage provide the Policy’s guaranteed Coverage charges. We may charge less than our guaranteed rate.

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A hypothetical example:
For a Policy that insures a male standard nonsmoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge in year one is:
• Under Death Benefit Option A or Option C, is $194.13 (($350,000 ÷ 1,000) × 0.4518) + 36 • Under Death Benefit Option B, is $427.37 (($350,000 ÷ 1,000) × 1.1182) + 36

Charges for optional riders

If you add any Riders to your Policy, we add any charges for them to your monthly charge.

Monthly Indexed Account Charge

We assess an additional charge every month for amounts in each of the Indexed Fixed Options. The charge is added to the Monthly Deduction assessed against the Policy’s Accumulated Value. The charge is calculated by multiplying the Indexed Account Charge Rate, as shown in the FEE TABLES (guaranteed maximum annual rate of 0.30% (0.025% monthly)), to the value of the Indexed Fixed Options as of the Monthly Payment Date.

Indexed Fixed Options	Monthly Indexed Account Charge
1 - Year Indexed Account	0.025% of Indexed Account value
1 - Year High-Par Indexed Account	0.025% of Indexed Account value

An example:

• For a Policy with $10,000 in the 1 - Year Indexed Account, the maximum monthly Indexed Account charge is:

($10,000 × 0.025%) = $2.50

See YOUR INVESTMENT OPTIONS – Indexed Fixed Options – Segment Value Changes.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If your Policy’s Accumulated Value less Policy Debt is not enough to pay the total monthly charge, your policy will enter its Grace Period. We deduct the amount that is available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

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How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Insured dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance charges for Basic Life Coverage under this Policy will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insured’s Age at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If there was a Policy loan at the time of lapse, upon reinstatement we will eliminate the loan by deducting any Policy Debt from the Accumulated Value. Any negative Accumulated Value will be due in addition to sufficient premium at the time of reinstatement.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options or Indexed Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 347-7787 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

We consider various factors when determining the Fund portfolios offered under this Policy. Such fund factors include some or all of the following: Fund reputation, asset class, investment objective, investment performance, manager and sub-adviser experience, brand recognition, portfolio share class, and portfolio expenses. We may also consider whether the underlying Fund makes fee payments for distribution and/or service (12b-1 fees), if a Fund affiliate makes fee payments for certain administrative support, or if the Fund is affiliated with us. See ABOUT PACIFIC LIFE – Service Arrangements in this Prospectus and the underlying Fund prospectus for additional information.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting www.PacificLife.com.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

Invesco Oppenheimer V.I Global Fund Series II (formerly called Oppenheimer Global Fund/VA Service Shares)	Seeks capital appreciation.	Invesco Advisors Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund Series I (formerly called Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares)	Seeks capital appreciation.	Invesco Advisors, Inc.

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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock 60/40 Target Allocation ETF V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BNY MELLON VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
BNY Mellon VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC

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FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research LLC
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research LLC
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Seeks to deliver long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class*	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

* Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

M FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Dimensional Fund Advisors, LP
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Sustainable Equity Portfolio Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.
Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management LLC

PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company, LLC
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited

Emerging Markets Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC

Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC

High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC

Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC

Main Street® Core Portfolio	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.

Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.

Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC

Small-Cap Growth Portfolio*

(formerly called Developing Growth Portfolio)

*Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.

	Seeks capital appreciation; no consideration is given to income.	MFS Investment Management

Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

PIMCO Global Managed Asset Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
VanEck VIP Global Hard Assets Fund Initial Class*	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

* Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

BNY Mellon Investment Adviser, Inc is the investment adviser of the BNY Mellon Variable Investment Fund.

Fidelity Management & Research LLC is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

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Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to M Fund, Inc., and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

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Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account. The Fixed LT Account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account. See YOUR INVESTMENT OPTIONS – Transferring Among Investment Options and Market-timing Restrictions for information on the allocation rules.

The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options and the Indexed Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.00%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We reserve the right to limit aggregate allocations to the Fixed Options during the most recent 12 months for all Pacific Life policies in which you have an ownership interest or to which payments are made by a single payor, to $1,000,000. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

• We may add, terminate, or suspend one or more of the Fixed Options at any time. We will notify you before any such changes occur.

Indexed Fixed Options

We have not registered the Indexed Fixed Options with the SEC. Disclosures regarding the Indexed Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Policies are in substantial compliance with the applicable provisions of Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Indexed Fixed Options qualify for an exemption from registration under the federal securities laws because, as a Pacific Life General Account investment option, its value does not vary according to the performance of a separate account. In addition, the products in which the Indexed Fixed Options are offered satisfy standard non-forfeiture laws. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Options provide sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8).

The Indexed Fixed Options are held in our General Account. Currently, there are two Indexed Fixed Options, the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

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Here is a summary comparing both Indexed Fixed Options
	1-year Indexed Account	1-year High Par Indexed Account
Index	S&P 500® Index	S&P 500® Index
Segment Term	1 year	1 year
Indexed Fixed Option Charge	0.025%/month	0.025%/month
Current Participation Rate	100%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%
Guaranteed Minimum Participation Rate	100%	140%
Guaranteed Minimum Growth Cap	3%	2%
Segment Guaranteed Interest Rate	1%	1%

Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Fixed Options or to cease offering one or more of the Indexed Fixed Options at any time. We will notify you of any change at your address on file with us.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Fixed Options if certain conditions are met. Accumulated Value in the Indexed Fixed Options is divided into Segments. We create a separate Segment for each allocation to an Indexed Fixed Option. Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred from the Fixed Account to an Indexed Fixed Option on the next Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options on a Segment Start Date.

Growth Cap

Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The steps used to calculate the amount of interest credited and how the Growth Cap is used can be found in the Segment Maturity section below. The Growth Cap is subject to change at our discretion, but the Growth Cap percentage is guaranteed never to be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. If you have an existing Segment, before the end of your Segment Term, please contact us at (800) 347-7787 or contact your life insurance producer for the current Growth Cap that will apply to a new Segment. If you are allocating to a Segment for the first time, you can contact us or ask your life insurance producer for information on the current Growth Caps prior to investment. Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term.

Participation Rate

The Participation Rate is used to determine what percentage of the growth in the underlying Index will be used to determine the amount of interest credited at the end of a Segment Term. The steps used to calculate the amount of interest credited at the end of a term and how the Participation Rate is used can be found in the Segment Maturity section below. The guaranteed minimum Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account. If you have an existing Segment, before the end of your Segment Term, please contact us at (800) 347-7787 or contact your life insurance producer for information on the current Participation Rate that will apply to a new Segment. If you are allocating to a Segment for the first time, you can contact us or ask your life insurance producer for information on the current Participation Rates prior to investment. Once a Segment is created, you cannot transfer Accumulated Value out of that Segment until the end of the Segment Term.

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We credit interest on Accumulated Value in the Indexed Fixed Options in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both of the Indexed Fixed Options (the Cumulative Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

The following examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Policy will actually perform.

1 The "S&P 500 INDEX" is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Pacific Life Insurance Company.  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. It is not possible to invest directly in an index.  Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 INDEX to track general market performance.  Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 INDEX is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The S&P 500 INDEX is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or Pacific Life Insurance Company’s Product(s).  S&P Dow Jones Indices has no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 INDEX.  S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 INDEX will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment or tax advisor.  A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PACIFIC LIFE INSURANCE COMPANY, OWNERS OF PACIFIC LIFE INSURANCE COMPANY'S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PACIFIC LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

2 The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

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Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 9% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Average Segment Monthly Balance	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	9%	9%	9%	9%	9%
Participation Rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	109.00	110.09	111.19	113.19
Segment Indexed Interest Rate	8.00%	0.00%	0.00%	0.80%	5.60%
Segment Indexed Interest	800.00	0.00	0.00	88.94	633.88
Total Interest Credited over Term	900.00	109.00	110.09	200.13	747.07
Segment Maturity Value	10,900.00	11,009.00	11,119.09	11,319.22	12,066.29

Total Return over Period	20.66%
Annual Return over Period	3.83%

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 8% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Average Segment Monthly Balance	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	8%	8%	8%	8%	8%
Participation Rate	150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	108.00	109.08	110.39	113.37
Segment Indexed Interest Rate	7.00%	0.00%	0.20%	1.70%	7.00%
Segment Indexed Interest	700.00	0.00	21.82	187.64	793.58
Total Interest Credited over Term	800.00	108.00	130.90	298.03	906.95
Segment Maturity Value	10,800.00	10,908.00	11,038.90	11,336.93	12,243.88

Total Return over Period	22.44%
Annual Return over Period	4.13%
[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

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Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 3% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Average Segment Monthly Balance	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	3%	3%	3%	3%	3%
Participation Rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	103.00	104.03	105.07	106.96
Segment Indexed Interest Rate	2.00%	0.00%	0.00%	0.80%	2.00%
Segment Indexed Interest	200.00	0.00	0.00	84.04	213.92
Total Interest Credited over Term	300.00	103.00	104.03	189.11	320.88
Segment Maturity Value	10,300.00	10,403.00	10,507.03	10,696.14	11,017.03

Total Return over Period	10.17%
Annual Return over Period	1.96%

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 2% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Average Segment Monthly Balance	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	2%	2%	2%	2%	2%
Participation Rate[2]	140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	102.00	103.02	104.17	106.26
Segment Indexed Interest Rate	1.00%	0.00%	0.12%	1.00%	1.00%
Segment Indexed Interest	100.00	0.00	12.36	104.17	106.26
Total Interest Credited over Term	200.00	102.00	115.38	208.35	212.51
Segment Maturity Value	10,200.00	10,302.00	10,417.38	10,625.73	10,838.24

Total Return over Period	8.38%
Annual Return over Period	1.62%

[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2] The guaranteed minimum Participation Rate will never be lower than 140%.

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Here is how Segments Work

• Segment Creation. A new Segment is created when there is a transfer to the Indexed Fixed Options. The Segment continues until the end of the Segment Term.

• Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

• Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

• Segment Indexed Interest. Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

• Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is reallocated to a new Segment or to the Fixed Options, based on your instructions.

Important Considerations:

• Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Options. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Fixed Options.

• All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions and payment by the Cutoff Date for that Segment Start Date.

• You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Fixed Options if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment, or to the Fixed Account per your instructions.

• We assess a charge on Accumulated Value in the Indexed Fixed Options.

• We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Fixed Options.

• There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Fixed Options.

• The total interest crediting rate that is applied to each Segment will never exceed the Growth Cap, and will never be less than the 1% Segment Guaranteed Interest rate.

• You cannot transfer Accumulated Value from an Indexed Fixed Option until Segment Maturity.

• At Segment Maturity, we will automatically invest Segment Maturity Value into a new Segment unless you tell us otherwise by the Cutoff Date.

• We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

• Changing the Index will not affect the guarantees for the Indexed Fixed Options.

• We will notify you if we replace the Index.

• We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Fixed Options is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Fixed Options are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Fixed Options is based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between

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two points in time, with a Segment Guaranteed Interest Rate and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Segment Creation:

• Segments can be funded by:

a. premium payments

b. transfers from the Fixed Account

c. reallocated amounts from prior Segments following Segment Maturity.

• A new Segment is created when amounts are transferred from the Fixed Account to an Indexed Fixed Option.

• Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions and payment by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of that Segment to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Fixed Options will first be made to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. The value in the Indexed Fixed Options may come from several sources:

• Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Fixed Option;

• Transfers you request from the Fixed Account;

• Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Fixed Options.

Transfers from the Fixed Account to an Indexed Fixed Option may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Fixed Options, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Fixed Options:

• Payment and Reallocation Instructions;

• Transfers by Written Request

Transfers to the Indexed Fixed Options will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Fixed Options.

1. Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to an Indexed Fixed Option. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions and payment by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions and your payment by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Fixed Option.

 An example:

 We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $9,345 after deduction of a $655 maximum premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Option and the Designated Amount = $9,345.

 On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $9,345. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $9,300.

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 On January 15, the Segment Start Date, the Fixed Account balance is $9,300, which is less than the Designated Amount. This amount will be transferred to the Indexed Fixed Option and the Fixed Account balance will be zero.

 Another example:

 Using the same examples as above, but assuming that the Fixed Account Value is $9,500 on the Segment Start Date:

 On January 15, the Segment Start Date, the Designated Amount of $9,345 will be transferred to the Indexed Fixed Option. The Fixed Account value will be $9,300.

2. Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Fixed Options at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Fixed Option to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 You may also make transfers to the Indexed Fixed Options by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Fixed Options on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Fixed Options, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 Any reallocation of Segment Maturity Value from the Indexed Fixed Options to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account, and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Fixed Option proportionate to Segment Value. For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Fixed Options, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. Segment Indexed Interest will be credited to the Segment and is equal to the Segment Indexed Interest Rate multiplied by the average of all Segment Monthly Balances over the entire Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Fixed Options over the Segment Term.

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Here is an example of how a deduction from the Policy affects Segment Indexed Interest.

• We create the Segment on January 15 with a $1,000 allocation.

• You have not taken a loan, and we have not deducted Policy charges from the Segment.

• On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

• At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 8%.

End of Segment Month	Segment Monthly Balance
February 14	$1,000
March 14	$1,000
April 14	$1,000
May 14	$1,000
June 14	$1,000
July 14	$1,000
August 14	$700
September 14	$700
October 14	$700
November 14	$700
December 14	$700
January 14 (of the following year)	$700
The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $68 ($850 × 8% = $68.00). Upon Segment Maturity, the final Segment Accumulated Value is $768 (the $700 remaining Segment Balance plus the $68 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest

Using the example above, if you surrender the Policy on July 15th instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Fixed Options. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Fixed Options. Reallocation to a new Segment will be subject to the Growth Cap and Participation Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a × b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (Will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

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Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

For example, if you transfer from the American Funds IS Asset Allocation Fund Class 4 to the American Funds IS Growth Fund Class 4, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the Fidelity VIP Value Strategies Service Class 2 to the American Funds IS Asset Allocation Fund Class 4, that would be the second transfer in the calendar month involving the American Funds IS Asset Allocation Fund Class 4 and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Lazard Retirement International Equity Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
Invesco Oppenheimer V.I. Global Fund Series II	PIMCO Global Managed Asset Allocation Portfolio - Advisor Class	VanEck VIP Global Hard Assets Fund Initial Class
Janus Henderson Overseas Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Invesco V.I. International Growth Fund Series II, that counts as one transfer for the calendar month. If you later transfer from the Templeton Foreign VIP Fund Class 2 to the Templeton Global Bond VIP Fund Class 2, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, Fixed Option interest sweep service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or

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an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• Only one transfer into the Fixed LT account is allowed during the Policy Year any 12 month period. There is no limit on the number of transfers into the Fixed Account other than the restriction that the total number of transfers cannot exceed 25 in a policy year. Transfers to the Fixed Options may be limited (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• If you request a transfer to the Indexed Fixed Options and we receive your instructions by the Cutoff Date, we will make the transfer first to the Fixed Account and then to the Indexed Fixed Options on the next Segment Start Date.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, reorganization of underlying portfolios, or other extraordinary circumstances.

We do not count the transfer from the Fixed Account to an Indexed Fixed Option towards the number of transfers you may make in Policy Year. Further, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

You may not transfer from an Indexed Fixed Option until Segment Maturity. In addition, you may not allocate all or a portion of a Net Premium or Accumulated Value to the Indexed Fixed Option if your Policy is in a Lockout Period.

Upon Segment Maturity, the Segment Maturity Value cannot be transferred directly into the Variable Options. The Segment Maturity Value must first be transferred to the Fixed Account before it can be transferred to the Variable Options. You must provide us instructions prior to the Cut-off Date, to automatically transfer the Segment Maturity Value to the Fixed Account. Once the Segment Maturity Value is transferred to the Fixed Account, any transfers, thereafter from the Fixed Account to the Variable Options, will be subject to the Fixed Account transfer restrictions, which may increase the amount of time required to transfer the value into the Variable Options.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. As required by SEC regulation (Rule 22c-2 of the 1940 Act), we entered into written

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agreements with each Fund or its principal underwriter that require us to provide to a Fund, upon Fund request, certain information about the trading activity of individual Contract Owners. The agreement requires us to execute any Fund instructions we receive that restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading or market timing policies established by a Fund. The policies of a Fund may be more restrictive than our policies or the policies of other Funds. See the Fund prospectuses for additional information.

In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options. Under the Scheduled Indexed Transfer Program, you can schedule transfers from the Fixed Account to the Indexed Accounts.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options or the Indexed Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options

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according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the Policy's first year. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Scheduled Indexed Transfer program

Our Scheduled Indexed Transfer program (SIT) allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options. When you complete the form for the SIT, you must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

If you select the Specified Amount method, you will request a specific amount to be transferred. This amount will be transferred until the Fixed Account has been depleted or the number of transfers specified have been completed.

If you select the Period Depletion method, you will specify the number of transfers you wish to make. Amounts will be reallocated from the Fixed Account into an Indexed Fixed Option using a declining balance calculation until the Fixed Account has been depleted.

Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payment allocations have occurred.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal. The withdrawal will be processed as an Account Deduction.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C, making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $10,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer the loan from the Investment Options that make up your Policy’s Accumulated Value to the Loan Account. The loan amount will be processed as an Account Deduction.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.25%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• Taking a loan or making a withdrawal from the Policy that results in a deduction from the Indexed Fixed Options, other than a withdrawal or loan pursuant to a Systematic Distribution Program, will cause a Lockout Period to begin. During the Lockout Period, you may not allocate any Net Premium payments, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Reallocations for any maturing Segment will be made according to your reallocation instructions.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.00%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.25% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.00% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options or the Indexed Fixed Options, up to the amount originally transferred from the Fixed Options or the Indexed Fixed Options to the Loan Account. We will then transfer any excess

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amount to your Variable Investment Options and Indexed Fixed Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options or the Indexed Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

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You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection 3 Rider

Subject to availability in your state, your Policy will have an Overloan Protection 3 Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• If a premium payment of over $1,000 was received within 10 business days of the surrender request, the premium amount received may be withheld from the surrender proceeds until we obtain verification the payment cleared the bank. The amount withheld will be noted on our surrender confirmation letter and a separate letter will be provided when the remainder of the proceeds are disbursed.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• The Policy cannot be surrendered during the Grace Period.

• Each Coverage Layer may have a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. The Maximum Surrender Charge is the sum of the maximum surrender charges on any Coverage Layer that has an associated surrender charge. If you increase your Policy’s Face Amount, we will send you a Supplemental Schedule of Coverage that shows the surrender charge factors associated with the increase.

Your Policy has an Initial Surrender Charge. The surrender charge decreases on each Monthly Payment Date by 1/12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount (the amount of the initial Surrender Charge), the Surrender Charge at the end of each Policy Year, the Reduction Factor (the amount by which the Surrender Charge is reduced) and the End Year (the last year in which a Surrender Charge is assessed) are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Initial Amount = $1,536.00
Reduction Factor = 153.60
End Year = 10

In Policy month 1, the Surrender Charge is: $1,523.20 ($1,536.00 – (153.60 ÷ 12))

If there have been decreases in the Basic Coverage Layer Face Amount, including decreases due to withdrawals, the Surrender Charge will not change as a result of the decrease. The Surrender Charge described is the guaranteed maximum charge. We may charge less than such guaranteed maximum charge. Any lesser charge will apply uniformly to all members of the same Class.

In addition, any Coverage Layer representing an increase in Basic Life Coverage will have an associated Surrender Charge and Reduction Factor that will be provided in a Supplemental Schedule of Coverage. The Surrender Charge for any such Coverage Layer will be effective as of the Coverage Layer Date and as of the beginning of each Coverage Year thereafter, and will decrease in the same manner as the initial Basic Life Coverage Layer.

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

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• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt, withdrawals and LTC Benefit Amount processed and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

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• Claims made in the early policy years may be contested;

• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the sex or birth date of the Insured is stated incorrectly on your application and it is discovered on or after the death of the Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s sex and Age, or

• the Minimum Death Benefit for the correct sex and birth date.

If the Insured’s sex or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct sex and birth date of the Insured in calculating future Monthly Deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code unless an interest in the policy was transferred for valuable consideration, including in a reportable policy sale, as defined in Section 101(a)(3)(B).

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

We intend to follow the safe harbor guidance provided by the IRS in Revenue Procedure 2010-28, 2010-10 I.R.B. 270 on the statutory definition of life insurance contracts that continue beyond age 100, however, the guidance did not address all issues that may impact a contract at these later ages. You should consult your tax advisor, as there may be tax consequences.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

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For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange under Section 1035 of the Code and, if so, will not result in the recognition of gain or loss unless you no longer have a substantial family, business, or financial relationship with the insured. In that case, the exchange of the policy is considered a reportable policy sale that may result in current taxation of any gain in the policy at the time of the sale and also subject a portion of the death benefit to taxation. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

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Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 per person (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2020, the indexed exemption amount is $11,580,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Tax Code.

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However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit, associated cost of insurance charges, and other values under the Policy. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Tax Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Accelerated death benefit payments received due to a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations).

Under the Premier LTC Rider, the Pension Protection Act of 2006 provides that any LTC Rider charges under the Policy are treated as non-taxable distributions from your Policy. The LTC Rider charges will reduce your Policy’s cost basis, but not below zero. We will report these charges to you in the year in which the charge was assessed on IRS Form 1099-R.

Pacific Life cannot determine the taxability of benefit payments. Tax laws relating to accelerated death benefits are complex. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Clients are advised to consult with qualified and independent legal and tax advisors for more information prior to receiving benefits.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2019, we had $509.9 billion of individual life insurance in force and total admitted assets of approximately $146 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options or the Indexed Fixed Options. The rate is reset annually. The Fixed Options and Indexed Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options and Indexed Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options or the Indexed Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the Funds listed in the YOUR INVESTMENT OPTIONS section. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

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We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also cease offering any of our Variable Accounts if we believe marketing, tax, or investment conditions warrant it. If we cease offering any Variable Account, we will provide any required notice or receive any required approval from Policy Owners or the SEC, as applicable.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

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If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 2% of premiums paid thereafter.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 120% of, the Policy's guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premium payments usually ranges from 0% to 45% of premiums paid up to the first target premium, but generally does not exceed 1.50% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

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We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. BNY Mellon Investment Adviser, Inc. pays us for each BNY Mellon Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen

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Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

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Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

BACKDATING

For policies based in Ohio, your Policy can be backdated only 3 months.

YOUR FREE LOOK RIGHT

Free Look Right

For policies issued in California, you may return this policy within 10 days of policy delivery. For Insureds age 60 or older, you may return this policy within 30 days of policy delivery.

For policies issued as an internal replacement in Michigan or Pennsylvania, you may return this policy within 45 days of policy delivery.

For policies issued in the District of Columbia, you may return this policy within 10 days of policy delivery, or 45 days from the date you signed the application, whichever is later.

For policies issued in Florida, you may return this policy within 14 days of policy delivery.

For policies issued in North Dakota, you may return this policy within 20 days of policy delivery.

The table below shows which states do or do not require refund of premiums paid.

Return of Premium	Return of Accumulated Value + Loads + Charges[1,2]
CT; DC; DE; FL; ND; SD	AK; AL; AR; AZ; CA; CO; GA; HI; IA; ID; IL; IN; KS; KY; LA; MA; MD; ME; MI; MN; MO; MS; MT; NC; NE; NH; NJ; NM; NV; OH; OK; OR; PA; RI; SC; TN; TX; UT; VA; VT; WA; WI; WV; WY

1 In California, for ages 60+ and if we've not received a written request for immediate investment in variable options, premium is returned for a free look surrender.

2 In Arizona and Montana, requires refund of premiums paid for non-replacement policies.

OPTIONAL RIDERS AND BENEFITS

Disability Benefit Rider

For policies issued in California as of October 2014, the Disability Benefit Rider does not terminate until the Insured becomes Age 65.

For policies issued in Florida, the following applies:

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic and Terminal Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit when we receive written proof that the Insured has been certified as an individual with either Chronic Illness or Terminal Illness and has met the terms and conditions described in the Rider. If you qualify for the Premier Living Benefits Rider, you may not choose the Terminal Illness Rider.

Chronic Illness Benefit

Chronic Illness – is a medical condition where the Insured is:

• Unable to perform (without Substantial Assistance from another individual) at least two Activities of Daily Living due to a loss of functional capacity and the condition is expected to be permanent; or

• Requires Substantial Supervision to protect the individual from threats to health and safety due to Severe Cognitive Impairment and the condition is expected to be permanent.

Individual with Chronic Illness – means the Insured has been certified in writing by a Licensed Health Care Practitioner to have Chronic Illness. An Individual with Chronic Illness shall not include an Insured who otherwise meets the Chronic Illness requirements unless within the preceding twelve-month period a Licensed Health Care Practitioner has certified that the Insured meets these requirements.

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Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is an Individual with Chronic Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Chronic Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is an Individual with Chronic Illness who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

Annual and monthly payments are not available. Instead, the Premier Living Benefits Rider offers a one-time benefit payment.

Terminal Illness Benefit

Individual with Terminal Illness – means the Insured has been certified in writing by a Licensed Physician to have Terminal Illness that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

Terminal Illness – is a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Individual with Terminal Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Terminal Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Individual with Terminal Illness.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Individual with Terminal Illness and meets the eligibility conditions.

For policies issued in California, the following applies:

Premier Living Benefits Rider

Chronic Illness Benefit

You may elect the Chronic Illness Benefit payment on a lump sum basis.

Chronically Ill Individual – as defined under the federal Health Insurance Portability and Accountability Act, an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Licensed Health Care Practitioner – a physician, registered nurse, licensed social worker or other individual whom the United States Secretary of the Treasury may prescribe by regulation. A Licensed Health Care Practitioner may not be the Insured, the Owner, or the Insured’s or Owner’s spouse or domestic partner, child or stepchild, brother or sister, parent or grandparent, or the spouse, domestic partner, child, stepchild, brother, sister, parent, or grandparent of any of these persons. The Licensed Health Care

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Practitioner must be independent of us, meaning he or she may not be our employee or be compensated in a manner that is linked to the outcome of the certification.

Severe Cognitive Impairment – loss or deterioration in intellectual capacity that is comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia, and measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s short-term or long-term memory, orientation as to people, places, or time, and deductive or abstract reasoning.

For policies issued in Connecticut, the following applies:

Premier Living Benefits Rider

The definition of Chronic Illness does not include the requirement that the condition is expected to be permanent. However, in order to qualify for benefit payment, the certification must state that the Chronic Illness has caused the Insured to be confined for at least six months in the Insured’s residence or in an institution that provides necessary care or treatment of an injury, illness, or loss of functional capacity, and for which it has been medically determined that such Insured is expected to remain confined in such place of residence or institution until death.

Annual and monthly payments are not available. Instead, the Premier Living Benefits Rider offers a one-time benefit payment.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

For policies issued in Montana, the following applies:

Premier Living Benefits Rider

The Chronic Illness Risk factor does not vary by sex.

Terminal Illness Rider

For policies issued in Florida, the following applies:

If you do not qualify for the Premier Living Benefit Rider, you may elect the Terminal Illness Rider.

Terminally Ill Individual – means the Insured has been certified in writing by a Licensed Physician to have a medical condition that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a Claim Form within 15 days of your Written Request. Your completed Claim Form must contain proof that the Insured is an Individual with Terminal Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Terminally Ill Individual must not be the result of attempted suicide or intentionally self-inflicted injury.

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is an Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as an Individual with Terminal Illness and meets the eligibility conditions.

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Premier LTC Rider

For policies issued in California, the following applies:

The legal name of this Rider is Accelerated Death Benefit Rider for Comprehensive Long-Term Care.

For policies issued in Florida, the following applies:

The legal name of this Rider is Long-Term Care Accelerated Death Benefit Rider.

Rider Terms

For policies issued in Connecticut, the following applies:

Assisted Living Facility – a facility that is licensed or certified or complies with the state’s facility licensing requirements to engage primarily in providing ongoing Assisted Living Care and related services as described in the Rider.

A managerial residential community that provides residents with services from assisted living service agencies will be considered an Assisted Living Facility.

For policies issued in Florida, the following applies:

Assisted Living Facility – a facility that is engaged primarily in providing ongoing Assisted Living Care and related services that has the appropriate state licensure or certification as an Assisted Living Facility where required.

For policies issued in Florida, the following applies:

Claim Forms –When we receive the notice of claim, we will send the claimant forms for filing proof of loss. If these forms are not given to the claimant within 15 days, the claimant may meet the proof of loss requirements by giving the insurer a written statement of the nature and the extent of the loss within the time limit stated in the Proof of Loss provision.

For policies issued in Arizona, Connecticut, Delaware, Florida, Indiana, New Jersey, North Dakota, South Dakota, and Washington D.C. the following applies:

Elimination Period –the total number of days that the Insured is a Chronically Ill Individual before benefits are payable. However, in no case will the Elimination Period start date be more than:

90 days prior to the date the Owner or Insured contacts us for a loss related to the Insured’s inability to perform Activities of Daily Living; or

365 days prior to the date the Owner or Insured contacts us for a loss due to Severe Cognitive Impairment.

For policies issued in Montana, the following applies:

Elimination Period – the total number of days that the Insured is a Chronically Ill Individual before benefits are payable. This period includes the time it takes to determine that the Insured is Chronically Ill. Each occurrence of days counted towards satisfying the Elimination Period begins on the first day that the Insured is a Chronically Ill Individual and incurs Covered Services. However, in no case will the Elimination Period start date be more than:

90 days prior to the date the Owner or Insured contacts us for a loss related to the Insured’s inability to perform Activities of Daily Living; or

365 days prior to the date the Owner or Insured contacts us for a loss due to severe Cognitive Impairment.

For policies issued in Montana, the following applies:

Home Health Care – medical and non-medical services, provided to ill, disabled or infirm persons by a Home Health Care Agency in their residences. Such services may include:

• Nursing;

• Home health aide services;

• Physical therapy;

• Occupational therapy;

• Speech therapy;

• Hospice service;

• Medical supplies and equipment suitable for use in the home; and

• Medically necessary personal hygiene, grooming and dietary assistance.

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For policies issued in Florida, the following applies:

Hospital – means any establishment that:

Offers services more intensive than those required for room, board, personal services, and general nursing care, and offers facilities and beds for use beyond 24 hours by individuals requiring diagnosis, treatment, or care for illness, deformity, infirmity, abnormality, disease, or pregnancy; and

Regularly makes available at least clinical laboratory services, diagnostic X-ray services, and treatment facilities for surgery or obstetrical care, or other definitive medical treatment of similar extent.

For policies issued in Washington D.C., the following applies:

Immediate Family – the Insured’s Spouse or civil union partner and the parents, brothers, sisters and children of either the Insured, the Insured’s Spouse or civil union partner by blood, adoption or marriage.

For policies issued in Montana, the following applies:

Irreversible Dementia – means deterioration or loss of intellectual faculties, reasoning power, memory, and will due to organic brain disease characterized by confusion, disorientation, apathy and stupor of varying degrees which is not capable of being reversed and from which recovery is impossible.

For policies issued in Arizona, the following applies:

Licensed Health Care Practitioner – a physician licensed pursuant to Arizona title 32, chapter 13 or 17, any registered nurse or registered nurse practitioner licensed to Arizona title 32, chapter 15, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of the Treasury of the United States. A Licensed Health Care Practitioner must reside in the United States and cannot be you or an Immediate Family Member.

For policies issued in Florida, the following applies:

Licensed Health Care Practitioner – a physician or nurse licensed pursuant to Part I of Chapter 464, Florida Statutes; a psychotherapist licensed under Chapter 490 or Chapter 491, Florida Statutes; any individual who meets any requirements as may be prescribed by rule adopted by the Florida Insurance regulatory authority.

For policies issued in South Dakota, the following applies:

A Licensed Health Care Practitioner may be an Immediate Family Member if that family member is the only doctor in the area, provided the doctor is acting within the scope of the practice.

For policies issued in Montana, the following applies:

Maintenance or Personal Care Services – any care the primary purpose of which is the provision of needed assistance with any of the disabilities as a result of which the Insured is a Chronically Ill Individual. This includes protection from threats to health and safety due to severe Cognitive Impairment and Irreversible Dementia.

For policies issued in Florida, the following applies:

Proof of Loss – Written proof must be available to us within 90 days after the loss for which benefits are claimed. If it was not reasonably possible to give written proof in the time required, we shall not reduce or deny the claim for this reason if the proof is filed as soon as reasonably possible. In any event, the proof required must be given no later than one year from the time specified unless the claimant was legally incapacitated.

For policies issued in Florida, the following applies:

Qualified Long-Term Care Services – necessary diagnostic, preventive, curing, treating, mitigating and rehabilitative services, and Maintenance or Personal Care Services which are required by a Chronically Ill Individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

For policies issued in Montana or Arizona, the following applies:

The term Severe Cognitive Impairment is referred to as Cognitive Impairment.

For policies issued in Washington D.C. the following applies:

Spouse – means the person of the same or opposite sex to whom the Insured is legally married under the laws of the state or jurisdiction in which the marriage took place.

For policies issued in Florida, the following applies:

Terminally Ill – the Insured has a medical prognosis that his or her life expectancy is one year or less if the illness runs its normal course.

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Limitations, Exclusions and Eligibility Conditions for Benefits

For policies issued in New Jersey, the following applies:

Certain pre-existing condition limitations apply. A preexisting condition is any condition for which the Insured received medical advice or treatment in the six months preceding the LTC Rider Effective Date. We will not pay benefits for a Confinement due wholly or in part to a preexisting condition if the need for services begins during the first six months after the LTC Rider Effective Date.

For policies issued in Montana, the following applies:

The Rider will pay benefits for:

Confinements due to preexisting conditions that occur six months after the LTC Rider Effective Date.

For policies issued in South Dakota, the following applies:

The Rider will pay benefits for:

Care or services that result from an attempt at suicide (while sane or insane) or an intentionally self- inflicted injury;

Care or services that result from active duty in the armed forces of any nation or international government or units auxiliary thereto, or the National Guard;

The rider will pay for services available under governmental programs (except Medicaid), state or federal workers’ compensation, employer’s liability or occupational disease law, or any motor vehicle no fault law. It will not pay for work related injuries or illnesses if benefits are paid under workers’ compensation or other similar laws.

For policies issued in Florida, the following applies:

To receive the Rider Benefit, you must satisfy the following condition:

A Licensed Health Care Practitioner certifies the Insured as being a Chronically Ill Individual within the preceding twelve-month period;

Claims Provisions

For policies issued in Florida, the following applies:

At our expense, we have the right to have the Insured examined as often as reasonably necessary while a claim is pending except that when a Licensed Health Care Practitioner has certified that the Insured is a Chronically Ill Individual, additional certifications may not be performed until after the expiration of the 90-day period starting on the date of certification. We may also have an autopsy made unless prohibited by law.

For policies issued in Florida, the following applies:

Written notice of claim must be given within 20 days after a covered loss starts or as soon as reasonably possible. The notice may be given to us at our Administrative Office or to our agent.

For policies issued in Montana, the following applies:

We will pay benefits within 30 days of the date we receive the Insured’s claim, however if we need to collect information in order to verify eligibility, benefits will be paid within 60 days of our receipt of the original Proof of Loss unless we have notified you, your designee, your assignee or the claimant of the reasons we have not paid the claim in full or unless we have a reasonable belief that insurance fraud has been committed and we have reported the possible insurance fraud to the commissioner.

For policies issued in Florida, the following applies:

If a claim is not paid or denied within 120 days after receipt, we will add 10% simple interest to any overdue claim payments.

Lapse and Reinstatement

For policies issued in Montana, the following applies:

We will provide such notice at least 30 days before the effective date of lapse or termination. Notice shall be given by first class United States mail, postage prepaid; and notice will not be given until 30 days after a premium is due and unpaid. Notice shall be deemed to have been given as of five days after the date of mailing.

Extension of Benefits

For policies issued in New Jersey, the following applies:

If this Rider terminates, we will recognize the basis for a claim under this Rider predicated upon the Insured’s continuous certification as a Chronically Ill Individual before the date of termination in the same manner as if the insurance was In Force. Extension of Benefits stops on the earliest of:

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• The date when the Insured no longer meets the Eligibility for the Payment of Benefits requirements;

• The date the Insured is no longer incurring Covered Services; or

• The date when the LTC Coverage Amount remaining after monthly benefit payment is zero.

This Extension of Benefits is subject to all of the provisions of this rider, and all applicable coverage maximums.

If benefits are continued under this Extension of Benefits provision because the Policy has lapsed, no Death Benefit will be payable to the beneficiary under the Policy.

Non-Duplication with Other Plans

For policies issued in Florida, the following applies:

We will not pay benefits for any amount that would be reimbursable under Medicare or any other plan or program but for the application of a deductible or coinsurance amount. We will pay the difference between the actual expense and the benefits payable by Medicaid or private insurance, but our payment will not exceed the amount we would have paid in the absence of such other insurance. However, if the Insured’s Medicaid or private insurance denies payment for a service that we cover, we will pay the benefit as outlined in this Rider. The care coordinator can assist in identifying other insurance benefits to which the Insured is entitled that can be applied to meet actual expenses.

Waiver of Charges Rider

For policies issued in California as of October 2014, the total disability Age and Age of Rider termination is 65.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona, your loan amount available equals the Net Cash Surrender Value.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in North Dakota, the suicide exclusion period is one year.

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WHERE TO GO FOR MORE INFORMATION

The Pacific Select VUL variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2020. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for both Variable and Indexed Fixed Option transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-150092

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

PACIFIC SELECT EXEC IV

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Pacific Select Exec IV is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2020, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

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• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

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• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 70. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (sex blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and sex of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance

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companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions. Policies issued on or after May 4, 2009 are subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law,

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if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1,

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1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2019, 2018 and 2017 was $417,782.86, $494,487.02, and $439,142.52 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 2% of premiums paid thereafter.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 114% of, the Policy’s guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premium payments usually ranges from 0% to 35% of premiums paid up to the first target premium, but generally does not exceed 1.50% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

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As of December 31, 2019, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cambridge Inv Research Inc, Capital Investment Group, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, CPS Financial & Insurance Services Inc, FAS CORP, First Allied Sec Inc, First Tennessee Bank, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, Independent Financial Group, Investacorp , Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, PensionMark Securities LLC, P J Robb Variable Corp, ProEquities, PRUCO Securities, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Summit Brokerage Inc, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, and Woodbury Financial Services.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

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Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The

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effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

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where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2019 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2019 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. 15-28942-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-4
Statements of Operations	SA-11
Statements of Changes in Net Assets	SA-18
Financial Highlights	SA-39
Notes to Financial Statements	SA-50
Report of Independent Registered Public Accounting Firm	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2019

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2019; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2019, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	419,490	$4,868,941	$3,494,778	$698,883
Diversified Bond Class I *	8,063,131	88,954,482	10,003,506	9,421,152
Floating Rate Income Class I *	2,625,468	33,053,997	25,046,329	3,993,638
High Yield Bond Class I *	8,701,847	77,198,185	17,507,920	15,370,392
High Yield Bond Class P *	9	85	85	—
Inflation Managed Class I *	6,225,419	69,823,719	2,716,668	7,082,677
Inflation Strategy Class I *	159,056	1,721,011	335,234	375,465
Managed Bond Class I *	18,542,312	255,502,161	8,580,269	19,611,835
Managed Bond Class P *	15	234	234	—
Short Duration Bond Class I *	8,401,942	87,104,836	9,593,634	6,034,525
Emerging Markets Debt Class I *	838,342	10,689,519	1,558,403	1,192,005
Comstock Class I *	3,660,493	63,268,849	2,397,010	4,779,492
Developing Growth Class I *	1,165,098	24,624,704	503	2,506,183
Dividend Growth Class I *	3,397,044	87,800,216	6,538,559	9,229,053
Equity Index Class I *	10,403,392	817,171,419	20,696,915	57,600,214
Equity Index Class P *	24	1,955	1,946	—
Focused Growth Class I *	1,070,401	40,736,198	2,923,083	4,878,082
Growth Class I *	7,215,992	288,429,060	8,700,710	22,640,177
Large-Cap Growth Class I *	4,701,238	69,613,040	4,605,550	8,509,737
Large-Cap Value Class I *	5,088,433	131,089,123	7,595,551	11,919,058
Large-Cap Value Class P *	10	277	276	—
Main Street® Core Class I *	4,631,045	218,453,066	1,582,537	23,815,151
Mid-Cap Equity Class I *	5,746,149	132,314,507	20,861,315	24,678,530
Mid-Cap Growth Class I *	4,543,403	83,131,726	10,182,214	12,186,229
Mid-Cap Value Class I *	686,636	14,041,574	2,284,597	2,171,600
Mid-Cap Value Class P *	8	253	245	—
Small-Cap Equity Class I *	1,114,983	25,264,596	2,371,655	2,136,289
Small-Cap Index Class I *	9,087,732	235,222,279	14,862,733	21,279,220
Small-Cap Index Class P *	10	254	250	—
Small-Cap Value Class I *	3,096,599	68,043,005	3,777,030	6,361,349
Small-Cap Value Class P *	48	1,275	1,275	—
Value Advantage Class I *	287,964	5,625,687	2,337,416	305,159
Emerging Markets Class I *	8,433,112	173,475,912	7,805,186	11,577,238
Emerging Markets Class P *	159	3,394	3,388	—
International Large-Cap Class I *	19,937,580	216,113,876	8,476,464	8,655,404
International Large-Cap Class P *	706	8,242	8,207	—
International Small-Cap Class I *	4,101,335	44,120,509	4,455,915	3,320,303
International Small-Cap Class P *	177	2,636	2,636	—
International Value Class I *	10,484,141	133,840,214	6,193,123	8,273,589
Health Sciences Class I *	1,636,386	79,347,189	3,715,728	11,014,418
Real Estate Class I *	3,156,350	92,882,635	4,144,180	7,708,345
Technology Class I *	3,130,967	30,872,295	2,831,937	4,305,117
Technology Class P *	204	2,551	2,551	—
Currency Strategies Class I *	85,420	990,231	82,367	273,729
Pacific Dynamix - Conservative Growth Class I *	704,979	12,244,024	3,099,159	1,561,898
Pacific Dynamix - Moderate Growth Class I *	2,954,845	65,004,309	10,708,300	3,421,834
Pacific Dynamix - Moderate Growth Class P *	2,151	47,334	47,250	—
Pacific Dynamix - Growth Class I *	3,406,790	84,870,177	15,077,756	7,862,315
Portfolio Optimization Conservative Class I *	1,183,767	16,443,951	6,321,744	3,990,020
Portfolio Optimization Moderate-Conservative Class I *	3,536,524	53,817,853	2,529,405	3,896,707
Portfolio Optimization Moderate Class I *	14,701,299	241,840,289	4,809,612	22,655,285
Portfolio Optimization Growth Class I *	19,787,763	350,862,565	7,248,389	25,659,757
Portfolio Optimization Aggressive-Growth Class I *	9,308,188	170,954,108	7,914,748	10,191,188
PSF DFA Balanced Allocation Class D *	676,433	9,076,242	5,014,373	452,567

See Notes to Financial Statements	See explanation of symbol on page SA-3

SA-1

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco Oppenheimer V.I. Global Series II	331,747	$13,916,792	$4,969,240	$2,389,552
Invesco Oppenheimer V.I. Main Street Small Cap Series I	38,174	890,219	713,903	379,805
Invesco V.I. International Growth Series I *	54	2,126	2,126	—
Invesco V.I. International Growth Series II	825,961	31,782,980	4,982,301	4,758,625
American Century VP Mid Cap Value Class I *	82	1,700	1,700	—
American Century VP Mid Cap Value Class II	1,677,718	34,728,759	8,779,038	6,269,090
American Funds IS Asset Allocation Class 2 *	767	18,254	18,315	—
American Funds IS Asset Allocation Class 4	3,175,442	75,162,702	19,006,328	2,910,735
American Funds IS Growth Class 2 *	159	12,782	12,759	—
American Funds IS Growth Class 4	1,177,078	93,471,771	12,804,831	5,286,039
American Funds IS Growth-Income Class 2 *	64	3,195	3,193	—
American Funds IS Growth-Income Class 4	2,069,871	102,500,035	16,308,944	5,403,716
BlackRock® Basic Value V.I. Class III	1,516,044	20,648,516	2,678,639	1,392,875
BlackRock Global Allocation V.I. Class III	4,404,174	63,772,446	7,695,887	8,906,402
BlackRock 60/40 Target Allocation ETF V.I. Class I	270,251	3,288,960	2,779,845	554,261
DFA VA International Value *	10	128	127	—
BNY Mellon VIF Appreciation Service Shares	27,454	1,161,046	622,527	172,229
Fidelity® VIP Contrafund® Initial Class *	172	6,394	6,382	—
Fidelity VIP Contrafund® Service Class 2	1,724,238	62,244,986	8,614,558	7,258,802
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	118,461	1,577,897	298,531	165,139
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	183,108	2,402,384	448,773	312,833
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	580,226	8,076,750	2,262,268	1,936,010
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	877,099	13,340,673	3,869,492	1,163,711
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	883,710	13,423,552	3,149,481	1,282,679
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	476,599	11,519,390	2,884,112	589,082
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	445,287	10,210,422	2,560,077	605,573
Fidelity VIP Freedom Income PortfolioSM Service Class 2	122,207	1,445,714	117,173	138,315
Fidelity VIP Government Money Market Service Class	162,012,567	162,012,567	81,354,702	106,097,209
Fidelity VIP Growth Service Class 2	146,321	11,329,616	1,728,463	2,070,999
Fidelity VIP International Index Service Class 2 *	287	2,878	2,835	—
Fidelity VIP Mid Cap Service Class 2	999,406	31,731,132	5,582,423	3,586,759
Fidelity VIP Value Strategies Service Class 2	435,974	5,855,134	1,541,700	782,838
Templeton Foreign VIP Class 2	1,486,314	20,704,349	2,679,599	3,482,219
Templeton Global Bond VIP Class 1 *	173	2,880	2,835	—
Templeton Global Bond VIP Class 2	2,605,371	41,607,781	5,957,584	3,631,303
Janus Henderson Enterprise Institutional Shares *	25	2,126	2,126	—
Janus Henderson Enterprise Service Shares	423,990	33,889,501	9,984,517	5,632,873
Janus Henderson Overseas Service Shares	521,756	16,644,014	1,358,301	1,744,921
Lazard Retirement Global Dynamic Multi-Asset Service Shares	108,322	1,478,600	214,321	425,588
Lazard Retirement International Equity Service Shares	101,248	1,049,939	754,614	145,377
ClearBridge Variable Aggressive Growth - Class II	815,001	22,526,633	2,744,110	1,876,248
ClearBridge Variable Mid Cap - Class II	904,780	20,339,456	9,853,386	1,350,465
Western Asset Variable Global High Yield Bond - Class II	68,479	508,799	107,513	58,772
Lord Abbett Bond Debenture Class VC	1,569,258	18,956,635	6,192,922	1,811,734
Lord Abbett Developing Growth Class VC	826,587	24,698,425	8,890,074	4,798,492
Lord Abbett Fundamental Equity Class VC	393,608	6,510,284	1,530,558	1,522,752
Lord Abbett Total Return Class VC	3,273,653	55,161,046	10,324,277	3,356,288
M Capital Appreciation	2,421,736	60,664,488	7,190,376	6,006,461
M International Equity	5,398,953	67,054,991	10,137,802	3,214,299
M Large Cap Growth	2,117,818	62,115,611	6,420,170	4,743,572
M Large Cap Value	2,259,752	28,924,827	5,634,174	6,156,421
MFS® New Discovery Series - Initial Class *	215	4,353	4,252	—
MFS New Discovery Series - Service Class	1,638,238	29,521,044	16,350,758	2,693,179
MFS Utilities Series - Service Class	403,390	13,941,146	4,078,396	3,593,271
MFS Value Series - Initial Class *	206	4,323	4,253	—
MFS Value Series - Service Class	1,114,421	22,867,924	6,131,654	2,408,791
Neuberger Berman Sustainable Equity Class I	22,013	591,917	260,929	356,645
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	540,331	6,802,762	491,828	516,537

See Notes to Financial Statements	See explanation of symbol on page SA-3

SA-2

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
PIMCO Income - Administrative Class	283,818	$3,085,099	$3,006,883	$279,188
Royce Micro-Cap Service Class	236,299	2,254,295	458,469	463,873
State Street Total Return V.I.S. Class 3	130,361	2,067,528	955,831	112,046
T. Rowe Price Blue Chip Growth - I	193	7,511	7,521	—
T. Rowe Price Blue Chip Growth - II	3,968,696	148,508,609	12,305,369	6,097,552
T. Rowe Price Equity Income - I	218	5,907	6,177	—
T. Rowe Price Equity Income - II	3,101,365	83,767,871	14,415,117	2,802,653
VanEck VIP Global Hard Assets Initial Class *	1,253,546	23,867,509	3,358,185	2,991,583
Vanguard® VIF Mid-Cap Index *	11	256	255	—

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	High Yield	Inflation
	Income	Bond	Rate Income	Bond	Bond	Managed
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$4,868,941	$88,954,482	$33,053,997	$77,198,185	$85	$69,823,719
Receivables:
Due from Pacific Life Insurance Company	107,675	2,785	7,095	27,056	—	29,330
Investments sold	—	—	—	—	—	—
Total Assets	4,976,616	88,957,267	33,061,092	77,225,241	85	69,853,049
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	107,675	2,833	7,088	26,945	—	29,410
Total Liabilities	107,675	2,833	7,088	26,945	—	29,410
NET ASSETS	$4,868,941	$88,954,434	$33,054,004	$77,198,296	$85	$69,823,639
Units Outstanding	416,898	4,750,329	2,626,548	924,934	8	1,078,327
Accumulation Unit Value	$11.68	$18.73	$12.58	$83.46	$10.33	$64.75
Cost of Investments	$4,609,401	$76,995,756	$31,735,812	$65,655,554	$85	$64,064,871

	Inflation	Managed	Managed	Short Duration	Emerging
	Strategy	Bond	Bond	Bond	Markets Debt	Comstock
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,721,011	$255,502,161	$234	$87,104,836	$10,689,519	$63,268,849
Receivables:
Due from Pacific Life Insurance Company	208	181,133	—	125,921	279	6,098
Investments sold	—	—	—	—	—	—
Total Assets	1,721,219	255,683,294	234	87,230,757	10,689,798	63,274,947
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	207	181,094	—	125,847	279	5,811
Total Liabilities	207	181,094	—	125,847	279	5,811
NET ASSETS	$1,721,012	$255,502,200	$234	$87,104,910	$10,689,519	$63,269,136
Units Outstanding	150,907	3,396,868	23	6,308,357	820,079	2,220,468
Accumulation Unit Value	$11.40	$75.22	$9.98	$13.81	$13.03	$28.49
Cost of Investments	$1,624,095	$217,916,069	$234	$81,803,717	$10,130,799	$42,337,591

	Developing	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$24,624,704	$87,800,216	$817,171,419	$1,955	$40,736,198	$288,429,060
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1,700	8,468	21,674
Investments sold	3,298	66,654	61,546	—	—	—
Total Assets	24,628,002	87,866,870	817,232,965	3,655	40,744,666	288,450,734
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,154	66,539	60,904	—	—	—
Investments purchased	—	—	—	1,700	8,447	21,563
Total Liabilities	3,154	66,539	60,904	1,700	8,447	21,563
NET ASSETS	$24,624,848	$87,800,331	$817,172,061	$1,955	$40,736,219	$288,429,171
Units Outstanding	673,172	2,207,768	5,233,653	171	882,612	1,916,770
Accumulation Unit Value	$36.58	$39.77	$156.14	$11.42	$46.15	$150.48
Cost of Investments	$11,918,984	$49,771,864	$361,874,423	$1,946	$22,485,304	$113,712,666

See Notes to Financial Statements

SA-4

	Variable Accounts
	Large-Cap	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap
	Growth	Value	Value	Core	Equity	Growth
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$69,613,040	$131,089,123	$277	$218,453,066	$132,314,507	$83,131,726
Receivables:
Due from Pacific Life Insurance Company	—	1,294	—	—	12,808	9,887
Investments sold	10,020	—	—	51,903	—	—
Total Assets	69,623,060	131,090,417	277	218,504,969	132,327,315	83,141,613
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,969	—	—	51,865	—	—
Investments purchased	—	729	—	—	12,459	10,117
Total Liabilities	9,969	729	—	51,865	12,459	10,117
NET ASSETS	$69,613,091	$131,089,688	$277	$218,453,104	$132,314,856	$83,131,496
Units Outstanding	2,812,419	3,301,612	25	1,519,570	2,160,175	2,846,759
Accumulation Unit Value	$24.75	$39.70	$11.27	$143.76	$61.25	$29.20
Cost of Investments	$37,059,669	$71,647,686	$276	$106,755,828	$83,879,245	$48,520,253

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$14,041,574	$253	$25,264,596	$235,222,279	$254	$68,043,005
Receivables:
Due from Pacific Life Insurance Company	3,731	—	—	28,277	—	—
Investments sold	—	—	642	—	—	3,858
Total Assets	14,045,305	253	25,265,238	235,250,556	254	68,046,863
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	557	—	—	3,797
Investments purchased	3,760	—	—	28,808	—	—
Total Liabilities	3,760	—	557	28,808	—	3,797
NET ASSETS	$14,041,545	$253	$25,264,681	$235,221,748	$254	$68,043,066
Units Outstanding	351,564	23	691,300	5,121,812	22	1,220,268
Accumulation Unit Value	$39.94	$11.24	$36.55	$45.93	$11.48	$55.76
Cost of Investments	$11,109,910	$245	$20,706,033	$136,156,002	$250	$47,194,534

	Small-Cap	Value	Emerging	Emerging	International	International
	Value	Advantage	Markets	Markets	Large-Cap	Large-Cap
	Class P	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,275	$5,625,687	$173,475,912	$3,394	$216,113,876	$8,242
Receivables:
Due from Pacific Life Insurance Company	1,275	836	—	—	46,557	1,700
Investments sold	—	—	5,973	—	—	—
Total Assets	2,550	5,626,523	173,481,885	3,394	216,160,433	9,942
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	6,215	—	—	—
Investments purchased	1,275	836	—	—	46,749	1,700
Total Liabilities	1,275	836	6,215	—	46,749	1,700
NET ASSETS	$1,275	$5,625,687	$173,475,670	$3,394	$216,113,684	$8,242
Units Outstanding	110	287,948	3,072,067	289	9,991,096	729
Accumulation Unit Value	$11.59	$19.54	$56.47	$11.73	$21.63	$11.30
Cost of Investments	$1,275	$4,739,980	$127,818,275	$3,388	$147,127,430	$8,207

See Notes to Financial Statements

SA-5

	Variable Accounts
	International	International	International	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class P	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$44,120,509	$2,636	$133,840,214	$79,347,189	$92,882,635	$30,872,295
Receivables:
Due from Pacific Life Insurance Company	29,731	2,551	10,165	4,221	17,369	10,219
Investments sold	—	—	—	—	—	—
Total Assets	44,150,240	5,187	133,850,379	79,351,410	92,900,004	30,882,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	29,685	2,551	10,220	4,186	17,463	10,293
Total Liabilities	29,685	2,551	10,220	4,186	17,463	10,293
NET ASSETS	$44,120,555	$2,636	$133,840,159	$79,347,224	$92,882,541	$30,872,221
Units Outstanding	2,709,524	229	4,156,543	969,508	1,097,955	1,784,422
Accumulation Unit Value	$16.28	$11.49	$32.20	$81.84	$84.60	$17.30
Cost of Investments	$39,744,326	$2,636	$107,680,154	$47,234,986	$64,665,364	$21,621,300

			Pacific	Pacific	Pacific
			Dynamix -	Dynamix -	Dynamix -	Pacific
		Currency	Conservative	Moderate	Moderate	Dynamix -
	Technology	Strategies	Growth	Growth	Growth	Growth
	Class P	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,551	$990,231	$12,244,024	$65,004,309	$47,334	$84,870,177
Receivables:
Due from Pacific Life Insurance Company	2,551	1	1,642	467,995	—	219,599
Investments sold	—	—	—	—	—	—
Total Assets	5,102	990,232	12,245,666	65,472,304	47,334	85,089,776
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	2,551	—	1,642	468,033	—	219,610
Total Liabilities	2,551	—	1,642	468,033	—	219,610
NET ASSETS	$2,551	$990,232	$12,244,024	$65,004,271	$47,334	$84,870,166
Units Outstanding	230	87,273	579,729	2,619,824	4,556	2,924,588
Accumulation Unit Value	$11.09	$11.35	$21.12	$24.81	$10.39	$29.02
Cost of Investments	$2,551	$967,046	$10,611,303	$53,684,106	$47,250	$67,901,459

		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
ASSETS
Investments in mutual funds, at value	$16,443,951	$53,817,853	$241,840,289	$350,862,565	$170,954,108	$9,076,242
Receivables:
Due from Pacific Life Insurance Company	179	—	—	22,137	—	49
Investments sold	—	—	2,295	—	95,020	—
Total Assets	16,444,130	53,817,853	241,842,584	350,884,702	171,049,128	9,076,291
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	43	1,997	—	95,293	—
Investments purchased	191	—	—	22,384	—	48
Total Liabilities	191	43	1,997	22,384	95,293	48
NET ASSETS	$16,443,939	$53,817,810	$241,840,587	$350,862,318	$170,953,835	$9,076,243
Units Outstanding	1,144,298	3,430,829	14,309,533	19,347,325	9,136,572	678,497
Accumulation Unit Value	$14.37	$15.69	$16.90	$18.13	$18.71	$13.38
Cost of Investments	$14,757,148	$40,258,311	$158,829,271	$208,904,563	$104,905,728	$8,218,789

See Notes to Financial Statements

SA-6

	Variable Accounts
		Invesco
	Invesco	Oppenheimer	Invesco V.I.	Invesco V.I.	American	American
	Oppenheimer	V.I. Main Street	International	International	Century	Century
	V.I. Global	Small Cap	Growth	Growth	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series I	Series II	Class I	Class II
ASSETS
Investments in mutual funds, at value	$13,916,792	$890,219	$2,126	$31,782,980	$1,700	$34,728,759
Receivables:
Due from Pacific Life Insurance Company	18,790	7,429	2,126	16,541	1,700	47,529
Investments sold	—	—	—	—	—	—
Total Assets	13,935,582	897,648	4,252	31,799,521	3,400	34,776,288
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	18,247	7,428	2,126	16,562	1,700	47,542
Total Liabilities	18,247	7,428	2,126	16,562	1,700	47,542
NET ASSETS	$13,917,335	$890,220	$2,126	$31,782,959	$1,700	$34,728,746
Units Outstanding	736,252	79,010	190	1,978,911	148	1,432,391
Accumulation Unit Value	$18.90	$11.27	$11.16	$16.06	$11.52	$24.25
Cost of Investments	$13,872,359	$841,789	$2,126	$29,244,275	$1,700	$34,323,543

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2	Class 4	Class 2	Class 4	Class 2	Class 4
ASSETS
Investments in mutual funds, at value	$18,254	$75,162,702	$12,782	$93,471,771	$3,195	$102,500,035
Receivables:
Due from Pacific Life Insurance Company	—	515,741	—	—	—	—
Investments sold	—	—	—	57,333	—	13,794
Total Assets	18,254	75,678,443	12,782	93,529,104	3,195	102,513,829
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	57,383	—	13,798
Investments purchased	—	515,749	—	—	—	—
Total Liabilities	—	515,749	—	57,383	—	13,798
NET ASSETS	$18,254	$75,162,694	$12,782	$93,471,721	$3,195	$102,500,031
Units Outstanding	1,674	2,317,682	1,103	2,277,276	284	3,036,847
Accumulation Unit Value	$10.91	$32.43	$11.59	$41.05	$11.23	$33.75
Cost of Investments	$18,315	$69,680,332	$12,759	$81,796,587	$3,193	$95,040,042

		BlackRock	BlackRock
	BlackRock	Global	60/40 Target	DFA VA	BNY Mellon VIF	Fidelity VIP
	Basic Value	Allocation	Allocation	International	Appreciation	Contrafund
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Value	Service Shares	Initial Class
ASSETS
Investments in mutual funds, at value	$20,648,516	$63,772,446	$3,288,960	$128	$1,161,046	$6,394
Receivables:
Due from Pacific Life Insurance Company	487	488,414	32,107	—	288	—
Investments sold	—	—	—	—	—	—
Total Assets	20,649,003	64,260,860	3,321,067	128	1,161,334	6,394
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	466	488,425	32,107	—	288	—
Total Liabilities	466	488,425	32,107	—	288	—
NET ASSETS	$20,648,537	$63,772,435	$3,288,960	$128	$1,161,046	$6,394
Units Outstanding	778,206	2,562,814	250,553	11	58,055	574
Accumulation Unit Value	$26.53	$24.88	$13.13	$11.58	$20.00	$11.15
Cost of Investments	$21,415,309	$63,908,216	$3,179,243	$127	$1,085,328	$6,382

See Notes to Financial Statements

SA-7

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$62,244,986	$1,577,897	$2,402,384	$8,076,750	$13,340,673	$13,423,552
Receivables:
Due from Pacific Life Insurance Company	—	—	273	11,454	1,698	32,886
Investments sold	31,497	—	—	—	—	—
Total Assets	62,276,483	1,577,897	2,402,657	8,088,204	13,342,371	13,456,438
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	31,628	—	—	—	—	—
Investments purchased	—	—	284	11,446	1,682	32,880
Total Liabilities	31,628	—	284	11,446	1,682	32,880
NET ASSETS	$62,244,855	$1,577,897	$2,402,373	$8,076,758	$13,340,689	$13,423,558
Units Outstanding	1,714,933	88,951	132,674	446,994	699,574	705,639
Accumulation Unit Value	$36.30	$17.74	$18.11	$18.07	$19.07	$19.02
Cost of Investments	$55,166,936	$1,477,650	$2,332,702	$7,554,690	$12,095,010	$12,003,839

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	International Index
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$11,519,390	$10,210,422	$1,445,714	$162,012,567	$11,329,616	$2,878
Receivables:
Due from Pacific Life Insurance Company	9,495	5,091	—	1,753,646	65	—
Investments sold	—	—	—	—	—	—
Total Assets	11,528,885	10,215,513	1,445,714	163,766,213	11,329,681	2,878
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	2	—	—	—
Investments purchased	9,489	5,090	—	1,753,368	54	—
Total Liabilities	9,489	5,090	2	1,753,368	54	—
NET ASSETS	$11,519,396	$10,210,423	$1,445,712	$162,012,845	$11,329,627	$2,878
Units Outstanding	564,887	493,443	91,392	15,544,800	282,546	253
Accumulation Unit Value	$20.39	$20.69	$15.82	$10.42	$40.10	$11.39
Cost of Investments	$10,081,136	$8,968,207	$1,355,784	$162,012,567	$9,687,258	$2,835

						Janus
						Henderson
	Fidelity VIP	Fidelity VIP		Templeton	Templeton	Enterprise
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Global Bond	Institutional
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 1	VIP Class 2	Shares
ASSETS
Investments in mutual funds, at value	$31,731,132	$5,855,134	$20,704,349	$2,880	$41,607,781	$2,126
Receivables:
Due from Pacific Life Insurance Company	26,073	24,432	29,864	—	2,598	2,126
Investments sold	—	—	—	—	—	—
Total Assets	31,757,205	5,879,566	20,734,213	2,880	41,610,379	4,252
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	25,949	24,427	29,108	—	2,571	2,126
Total Liabilities	25,949	24,427	29,108	—	2,571	2,126
NET ASSETS	$31,731,256	$5,855,139	$20,705,105	$2,880	$41,607,808	$2,126
Units Outstanding	948,657	210,186	1,551,281	284	3,215,145	195
Accumulation Unit Value	$33.45	$27.86	$13.35	$10.14	$12.94	$10.90
Cost of Investments	$32,147,691	$5,844,000	$20,690,141	$2,835	$44,272,910	$2,126

See Notes to Financial Statements

SA-8

	Variable Accounts
	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement	Variable	Variable
	Enterprise	Overseas	Multi-Asset	International Equity	Aggressive	Mid Cap -
	Service Shares	Service Shares	Service Shares	Service Shares	Growth - Class II	Class II
ASSETS
Investments in mutual funds, at value	$33,889,501	$16,644,014	$1,478,600	$1,049,939	$22,526,633	$20,339,456
Receivables:
Due from Pacific Life Insurance Company	47,371	38,182	1	5	21,368	—
Investments sold	—	—	—	—	—	7,812
Total Assets	33,936,872	16,682,196	1,478,601	1,049,944	22,548,001	20,347,268
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	7,828
Investments purchased	47,368	38,340	—	4	21,381	—
Total Liabilities	47,368	38,340	—	4	21,381	7,828
NET ASSETS	$33,889,504	$16,643,856	$1,478,601	$1,049,940	$22,526,620	$20,339,440
Units Outstanding	888,143	1,412,667	106,485	100,044	831,329	805,291
Accumulation Unit Value	$38.16	$11.78	$13.89	$10.49	$27.10	$25.26
Cost of Investments	$27,839,422	$15,588,321	$1,383,652	$994,847	$21,873,250	$18,415,384

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
ASSETS
Investments in mutual funds, at value	$508,799	$18,956,635	$24,698,425	$6,510,284	$55,161,046	$60,664,488
Receivables:
Due from Pacific Life Insurance Company	177	30,647	926	623	18,841	5,841
Investments sold	—	—	—	—	—	—
Total Assets	508,976	18,987,282	24,699,351	6,510,907	55,179,887	60,670,329
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	176	30,622	1,096	623	18,864	5,491
Total Liabilities	176	30,622	1,096	623	18,864	5,491
NET ASSETS	$508,800	$18,956,660	$24,698,255	$6,510,284	$55,161,023	$60,664,838
Units Outstanding	40,942	1,428,573	952,892	283,051	4,631,369	573,228
Accumulation Unit Value	$12.43	$13.27	$25.92	$23.00	$11.91	$105.83
Cost of Investments	$514,728	$19,054,687	$25,129,058	$6,533,236	$54,888,186	$65,003,984

				MFS	MFS	MFS
				New Discovery	New Discovery	Utilities
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$67,054,991	$62,115,611	$28,924,827	$4,353	$29,521,044	$13,941,146
Receivables:
Due from Pacific Life Insurance Company	16,835	—	10,333	—	30,184	—
Investments sold	—	7,045	—	—	—	4,436
Total Assets	67,071,826	62,122,656	28,935,160	4,353	29,551,228	13,945,582
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6,142	—	—	—	4,395
Investments purchased	16,902	—	10,646	—	30,198	—
Total Liabilities	16,902	6,142	10,646	—	30,198	4,395
NET ASSETS	$67,054,924	$62,116,514	$28,924,514	$4,353	$29,521,030	$13,941,187
Units Outstanding	1,757,542	770,602	863,778	385	876,290	599,411
Accumulation Unit Value	$38.15	$80.61	$33.49	$11.30	$33.69	$23.26
Cost of Investments	$64,402,763	$51,578,458	$28,926,544	$4,252	$30,423,796	$11,929,254

See Notes to Financial Statements

SA-9

	Variable Accounts
				PIMCO
	MFS	MFS	Neuberger Berman	Global Multi-	PIMCO
	Value	Value	Sustainable	Asset Managed	Income -	Royce
	Series -	Series -	Equity	Allocation -	Administrative	Micro-Cap
	Initial Class	Service Class	Class I	Advisor Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$4,323	$22,867,924	$591,917	$6,802,762	$3,085,099	$2,254,295
Receivables:
Due from Pacific Life Insurance Company	—	12,146	3,832	35	38,054	6,549
Investments sold	—	—	—	—	—	—
Total Assets	4,323	22,880,070	595,749	6,802,797	3,123,153	2,260,844
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	—	12,151	3,833	144	38,053	6,592
Total Liabilities	—	12,151	3,833	144	38,053	6,592
NET ASSETS	$4,323	$22,867,919	$591,916	$6,802,653	$3,085,100	$2,254,252
Units Outstanding	384	1,517,487	28,899	544,179	281,310	150,104
Accumulation Unit Value	$11.26	$15.07	$20.48	$12.50	$10.97	$15.02
Cost of Investments	$4,253	$21,631,934	$555,846	$6,376,083	$3,037,129	$2,399,978

	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - I	Growth - II	Income - I	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$2,067,528	$7,511	$148,508,609	$5,907	$83,767,871	$23,867,509
Receivables:
Due from Pacific Life Insurance Company	301	—	64,779	—	66,021	24,089
Investments sold	—	—	—	—	—	—
Total Assets	2,067,829	7,511	148,573,388	5,907	83,833,892	23,891,598
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	301	—	64,922	—	66,142	24,108
Total Liabilities	301	—	64,922	—	66,142	24,108
NET ASSETS	$2,067,528	$7,511	$148,508,466	$5,907	$83,767,750	$23,867,490
Units Outstanding	114,403	679	3,267,610	519	3,107,815	1,438,768
Accumulation Unit Value	$18.07	$11.06	$45.45	$11.39	$26.95	$16.59
Cost of Investments	$2,189,695	$7,521	$91,380,555	$6,177	$83,277,301	$26,296,851

Vanguard VIF
Mid-Cap Index
ASSETS
Investments in mutual funds, at value	$256
Receivables:
Due from Pacific Life Insurance Company	—
Investments sold	—
Total Assets	256
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—
Investments purchased	—
Total Liabilities	—
NET ASSETS	$256
Units Outstanding	24
Accumulation Unit Value	$10.57
Cost of Investments	$255

See Notes to Financial Statements

SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	High Yield	Inflation
	Income	Bond	Rate Income	Bond	Bond	Managed
	Class I	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,954	1,616,650	424,319	2,825,364	—	(390,333)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	54,954	1,616,650	424,319	2,825,364	—	(390,333)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	256,516	8,614,023	1,246,600	6,496,607	—	6,150,342
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,470	$10,230,673	$1,670,919	$9,321,971	$—	$5,760,009

	Inflation	Managed	Managed	Short Duration	Emerging
	Strategy	Bond	Bond	Bond	Markets Debt	Comstock
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,481	2,222,362	—	462,983	65,376	2,516,813
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	18,481	2,222,362	—	462,983	65,376	2,516,813
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	105,780	18,100,621	—	3,002,945	844,357	10,332,405
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,261	$20,322,983	$—	$3,465,928	$909,733	$12,849,218

	Developing	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class I	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,211,864	5,197,208	35,320,829	—	3,241,358	10,573,701
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,211,864	5,197,208	35,320,829	—	3,241,358	10,573,701
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,284,797	15,454,368	164,468,905	9	7,867,392	71,368,540
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,496,661	$20,651,576	$199,789,734	$9	$11,108,750	$81,942,241

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-11

	Variable Accounts
	Large-Cap	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap
	Growth	Value	Value	Core	Equity	Growth
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,383,724	6,752,805	—	13,409,110	10,525,964	6,397,575
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	5,383,724	6,752,805	—	13,409,110	10,525,964	6,397,575
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,091,519	22,656,844	1	43,205,480	14,203,590	17,335,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,475,243	$29,409,649	$1	$56,614,590	$24,729,554	$23,732,620

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Index	Index	Value
	Class I	Class P (1)	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	545,099	—	556,054	14,512,443	—	3,027,946
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	545,099	—	556,054	14,512,443	—	3,027,946
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,618,842	8	4,228,549	33,320,309	4	9,819,887
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,163,941	$8	$4,784,603	$47,832,752	$4	$12,847,833

	Small-Cap	Value	Emerging	Emerging	International	International
	Value	Advantage	Markets	Markets	Large-Cap	Large-Cap
	Class P (1)	Class I	Class I	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	91,559	1,522,830	—	3,642,008	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	91,559	1,522,830	—	3,642,008	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	829,988	34,129,887	6	43,645,583	35
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$921,547	$35,652,717	$6	$47,287,591	$35

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-12

	Variable Accounts
	International	International	International	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class P (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	614,197	—	2,186,140	7,005,028	3,245,361	1,492,040
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	614,197	—	2,186,140	7,005,028	3,245,361	1,492,040
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,625,755	—	17,164,053	9,799,276	19,436,216	6,875,275
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,239,952	$—	$19,350,193	$16,804,304	$22,681,577	$8,367,315

			Pacific	Pacific	Pacific
			Dynamix -	Dynamix -	Dynamix -	Pacific
		Currency	Conservative	Moderate	Moderate	Dynamix -
	Technology	Strategies	Growth	Growth	Growth	Growth
	Class P (1)	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	11,960	257,917	922,507	—	2,559,030
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	11,960	257,917	922,507	—	2,559,030
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	(5,784)	1,284,558	8,776,896	84	12,315,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$6,176	$1,542,475	$9,699,403	$84	$14,874,075

		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	731,628	1,238,243	8,474,521	10,822,144	4,591,239	52,731
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	731,628	1,238,243	8,474,521	10,822,144	4,591,239	52,731
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	889,024	5,979,865	30,919,784	53,688,847	28,636,302	1,023,059
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,652	$7,218,108	$39,394,305	$64,510,991	$33,227,541	$1,075,790

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-13

	Variable Accounts
		Invesco
	Invesco	Oppenheimer	Invesco V.I.	Invesco V.I.	American	American
	Oppenheimer	V.I. Main Street	International	International	Century	Century
	V.I. Global	Small Cap	Growth	Growth	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series I (1)	Series II	Class I (1)	Class II
INVESTMENT INCOME
Dividends	$77,378	$1,485	$—	$383,008	$—	$613,393
Net Investment Income	77,378	1,485	—	383,008	—	613,393
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	400,618	(57,518)	—	144,848	—	(104,679)
Capital gain distributions	1,747,476	68,575	—	1,925,072	—	3,349,471
Realized Gain (Loss) on Investments	2,148,094	11,057	—	2,069,920	—	3,244,792
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	945,427	141,776	—	4,838,596	—	4,128,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,170,899	$154,318	$—	$7,291,524	$—	$7,986,849

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2 (1)	Class 4	Class 2 (1)	Class 4	Class 2 (1)	Class 4
INVESTMENT INCOME
Dividends	$—	$1,141,742	$—	$481,034	$—	$1,425,801
Net Investment Income	—	1,141,742	—	481,034	—	1,425,801
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	213,669	—	414,562	—	149,258
Capital gain distributions	—	3,033,536	—	8,976,627	—	9,523,627
Realized Gain (Loss) on Investments	—	3,247,205	—	9,391,189	—	9,672,885
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(61)	7,155,567	23	12,193,222	2	10,038,912
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61)	$11,544,514	$23	$22,065,445	$2	$21,137,598

		BlackRock	BlackRock
	BlackRock	Global	60/40 Target	DFA VA	BNY Mellon VIF	Fidelity VIP
	Basic Value	Allocation	Allocation	International	Appreciation	Contrafund
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Value (1)	Service Shares	Initial Class (1)
INVESTMENT INCOME
Dividends	$420,996	$775,806	$62,769	$—	$6,500	$—
Net Investment Income	420,996	775,806	62,769	—	6,500	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	35,279	27,905	52,764	—	(10,519)	—
Capital gain distributions	1,676,202	2,433,417	29,299	—	59,367	—
Realized Gain (Loss) on Investments	1,711,481	2,461,322	82,063	—	48,848	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,882,464	6,701,993	152,178	1	160,919	12
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,014,941	$9,939,121	$297,010	$1	$216,267	$12

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-14

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$127,314	$28,471	$41,750	$139,102	$226,148	$219,690
Net Investment Income	127,314	28,471	41,750	139,102	226,148	219,690
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,091,622	9,150	10,981	77,602	92,189	68,180
Capital gain distributions	6,808,314	58,359	156,538	418,198	283,077	392,489
Realized Gain (Loss) on Investments	8,899,936	67,509	167,519	495,800	375,266	460,669
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,726,043	117,498	154,625	768,287	1,512,156	1,771,330
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,753,293	$213,478	$363,894	$1,403,189	$2,113,570	$2,451,689

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	International Index
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2 (1)
INVESTMENT INCOME
Dividends	$166,533	$143,187	$26,173	$3,098,660	$5,712	$—
Net Investment Income	166,533	143,187	26,173	3,098,660	5,712	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	56,597	45,818	5,783	—	342,833	—
Capital gain distributions	271,536	268,609	29,874	—	650,530	—
Realized Gain (Loss) on Investments	328,133	314,427	35,657	—	993,363	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,700,720	1,576,093	93,010	—	1,978,534	43
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,195,386	$2,033,707	$154,840	$3,098,660	$2,977,609	$43

						Janus
						Henderson
	Fidelity VIP	Fidelity VIP		Templeton	Templeton	Enterprise
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Global Bond	Institutional
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 1 (1)	VIP Class 2	Shares (1)
INVESTMENT INCOME
Dividends	$205,782	$72,660	$351,186	$—	$2,990,015	$—
Net Investment Income	205,782	72,660	351,186	—	2,990,015	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(544,105)	(224,902)	(482,533)	—	(382,397)	—
Capital gain distributions	3,328,662	421,235	209,621	—	—	—
Realized Gain (Loss) on Investments	2,784,557	196,333	(272,912)	—	(382,397)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,180,613	1,131,859	2,324,741	45	(1,785,849)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,170,952	$1,400,852	$2,403,015	$45	$821,769	$—

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-15

	Variable Accounts
	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement	Variable	Variable
	Enterprise	Overseas	Multi-Asset	International Equity	Aggressive	Mid Cap -
	Service Shares	Service Shares	Service Shares	Service Shares	Growth - Class II	Class II
INVESTMENT INCOME
Dividends	$16,025	$274,822	$716	$2,262	$156,864	$39,623
Net Investment Income	16,025	274,822	716	2,262	156,864	39,623
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,370,656	(66,429)	32,028	(9,777)	(346,495)	108,741
Capital gain distributions	1,883,873	—	2,075	—	389,300	108,764
Realized Gain (Loss) on Investments	3,254,529	(66,429)	34,103	(9,777)	42,805	217,505
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,328,537	3,354,039	205,499	115,503	4,207,202	2,673,185
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,599,091	$3,562,432	$240,318	$107,988	$4,406,871	$2,930,313

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
INVESTMENT INCOME
Dividends	$24,433	$718,537	$—	$78,697	$1,431,731	$184,030
Net Investment Income	24,433	718,537	—	78,697	1,431,731	184,030
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,134)	(12,825)	1,615,818	(497,004)	(46,549)	481,575
Capital gain distributions	—	—	2,248,822	160,004	—	4,653,622
Realized Gain (Loss) on Investments	(2,134)	(12,825)	3,864,640	(337,000)	(46,549)	5,135,197
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	38,363	1,256,806	1,577,844	1,474,314	2,581,573	8,572,374
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,662	$1,962,518	$5,442,484	$1,216,011	$3,966,755	$13,891,601

				MFS	MFS	MFS
				New Discovery	New Discovery	Utilities
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class (1)	Service Class	Service Class
INVESTMENT INCOME
Dividends	$1,758,072	$—	$481,865	$—	$—	$497,342
Net Investment Income	1,758,072	—	481,865	—	—	497,342
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	392,975	1,510,800	(789,988)	—	156,575	692,222
Capital gain distributions	—	3,542,647	895,928	—	3,696,710	39,393
Realized Gain (Loss) on Investments	392,975	5,053,447	105,940	—	3,853,285	731,615
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,709,113	11,820,111	4,760,751	101	1,872,982	1,565,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,860,160	$16,873,558	$5,348,556	$101	$5,726,267	$2,794,726

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-16

	Variable Accounts
				PIMCO
	MFS	MFS	Neuberger Berman	Global Multi-	PIMCO
	Value	Value	Sustainable	Asset Managed	Income -	Royce
	Series -	Series -	Equity	Allocation -	Administrative	Micro-Cap
	Initial Class (1)	Service Class	Class I	Advisor Class	Class	Service Class
INVESTMENT INCOME
Dividends	$—	$390,992	$2,293	$135,228	$58,310	$—
Net Investment Income	—	390,992	2,293	135,228	58,310	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	228,323	20,772	21,010	6,424	(40,129)
Capital gain distributions	—	939,471	30,548	—	—	198,122
Realized Gain (Loss) on Investments	—	1,167,794	51,320	21,010	6,424	157,993
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	70	3,316,920	74,812	847,241	50,985	212,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70	$4,875,706	$128,425	$1,003,479	$115,719	$370,645

	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - I (1)	Growth - II	Income - I (1)	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$41,906	$—	$—	$37	$1,536,771	$—
Net Investment Income	41,906	—	—	37	1,536,771	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(21,694)	—	3,732,980	—	594,512	(1,413,447)
Capital gain distributions	—	188	3,860,878	347	4,957,517	—
Realized Gain (Loss) on Investments	(21,694)	188	7,593,858	347	5,552,029	(1,413,447)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	163,040	(10)	25,914,945	(270)	9,513,801	3,867,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,252	$178	$33,508,803	$114	$16,602,601	$2,453,568

Vanguard VIF
Mid-Cap Index (1)
INVESTMENT INCOME
Dividends	$—
Net Investment Income	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—
Capital gain distributions	—
Realized Gain (Loss) on Investments	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	54,954	19,368	1,616,650	1,472,370	424,319	91,029
Change in net unrealized appreciation (depreciation) on investments	256,516	(51,364)	8,614,023	(2,643,195)	1,246,600	(206,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	311,470	(31,996)	10,230,673	(1,170,825)	1,670,919	(115,052)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	470,708	279,842	2,363,016	2,519,528	1,769,661	445,047
Transfers between variable and fixed accounts, net	2,544,037	152,600	5,829,275	13,453,111	20,978,554	6,716,353
Policy maintenance charges	(156,053)	(115,579)	(2,918,534)	(2,949,400)	(1,033,851)	(289,968)
Policy benefits and terminations	(57,192)	(41,601)	(3,731,790)	(1,717,509)	(516,410)	(227,552)
Policy loans and loan repayments	(7,108)	(48,075)	(1,001,893)	60,514	(180,853)	(16,055)
Other	1,502	1,106	42,257	55,230	35,596	6,183
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,795,894	228,293	582,331	11,421,474	21,052,697	6,634,008
NET INCREASE (DECREASE) IN NET ASSETS	3,107,364	196,297	10,813,004	10,250,649	22,723,616	6,518,956
NET ASSETS
Beginning of Year	1,761,577	1,565,280	78,141,430	67,890,781	10,330,388	3,811,432
End of Year	$4,868,941	$1,761,577	$88,954,434	$78,141,430	$33,054,004	$10,330,388

	High Yield Bond		High Yield Bond		Inflation Managed
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	2,825,364	5,339,797	—		(390,333)	(1,832,683)
Change in net unrealized appreciation (depreciation) on investments	6,496,607	(7,876,688)	—		6,150,342	202,072
Net Increase (Decrease) in Net Assets Resulting from Operations	9,321,971	(2,536,891)	—		5,760,009	(1,630,611)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,819,351	3,145,465	—		2,998,076	3,379,248
Transfers between variable and fixed accounts, net	4,761,346	(9,957,565)	85		(717,523)	(4,332,049)
Policy maintenance charges	(3,180,566)	(3,187,057)	—		(3,209,986)	(3,311,181)
Policy benefits and terminations	(2,187,911)	(10,461,825)	—		(3,263,163)	(3,593,217)
Policy loans and loan repayments	(121,990)	29,876	—		(224,030)	(265,207)
Other	47,308	65,003	—		50,609	61,837
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,137,538	(20,366,103)	85		(4,366,017)	(8,060,569)
NET INCREASE (DECREASE) IN NET ASSETS	11,459,509	(22,902,994)	85		1,393,992	(9,691,180)
NET ASSETS
Beginning of Year or Period	65,738,787	88,641,781	—		68,429,647	78,120,827
End of Year or Period	$77,198,296	$65,738,787	$85		$69,823,639	$68,429,647

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-18

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Inflation Strategy		Managed Bond		Managed Bond
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	18,481	13,175	2,222,362	2,527,431	—
Change in net unrealized appreciation (depreciation) on investments	105,780	(40,806)	18,100,621	(4,252,973)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	124,261	(27,631)	20,322,983	(1,725,542)	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	73,687	99,171	9,445,463	10,998,638	—
Transfers between variable and fixed accounts, net	(45,974)	(147,959)	688,614	(5,074,762)	234
Policy maintenance charges	(56,410)	(62,707)	(10,719,575)	(11,292,409)	—
Policy benefits and terminations	(17,745)	(106,064)	(10,956,228)	(9,117,568)	—
Policy loans and loan repayments	4,885	(858)	325,927	(1,454,711)	—
Other	1,326	909	184,242	173,657	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(40,231)	(217,508)	(11,031,557)	(15,767,155)	234
NET INCREASE (DECREASE) IN NET ASSETS	84,030	(245,139)	9,291,426	(17,492,697)	234
NET ASSETS
Beginning of Year or Period	1,636,982	1,882,121	246,210,774	263,703,471	—
End of Year or Period	$1,721,012	$1,636,982	$255,502,200	$246,210,774	$234

	Short Duration Bond		Emerging Markets Debt		Comstock
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	462,983	331,819	65,376	532,832	2,516,813	2,880,068
Change in net unrealized appreciation (depreciation) on investments	3,002,945	531,862	844,357	(1,169,466)	10,332,405	(10,312,746)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,465,928	863,681	909,733	(636,634)	12,849,218	(7,432,678)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,965,190	4,744,625	384,795	568,145	4,101,424	4,510,171
Transfers between variable and fixed accounts, net	5,168,316	9,199,664	401,996	3,080,509	(1,869,727)	(1,365,812)
Policy maintenance charges	(4,128,448)	(3,733,207)	(216,454)	(297,773)	(2,859,003)	(3,011,668)
Policy benefits and terminations	(2,107,919)	(2,227,898)	(194,183)	(494,913)	(1,691,605)	(1,875,838)
Policy loans and loan repayments	(410,478)	(107,853)	(23,204)	19,846	(97,324)	(265,387)
Other	72,447	52,176	13,444	4,173	33,804	24,885
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,559,108	7,927,507	366,394	2,879,987	(2,382,431)	(1,983,649)
NET INCREASE (DECREASE) IN NET ASSETS	7,025,036	8,791,188	1,276,127	2,243,353	10,466,787	(9,416,327)
NET ASSETS
Beginning of Year	80,079,874	71,288,686	9,413,392	7,170,039	52,802,349	62,218,676
End of Year	$87,104,910	$80,079,874	$10,689,519	$9,413,392	$63,269,136	$52,802,349

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-19

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Developing Growth		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,211,864	1,160,296	5,197,208	4,136,171	35,320,829	33,357,849
Change in net unrealized appreciation (depreciation) on investments	5,284,797	332,777	15,454,368	(4,972,018)	164,468,905	(64,424,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,496,661	1,493,073	20,651,576	(835,847)	199,789,734	(31,066,572)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	2,999,635	2,924,099	25,988,623	25,753,726
Transfers between variable and fixed accounts, net	(543,286)	(641,649)	119,671	(1,272,437)	(10,689,058)	(16,667,971)
Policy maintenance charges	(799,751)	(783,206)	(2,823,352)	(2,763,883)	(25,345,309)	(24,632,322)
Policy benefits and terminations	(956,525)	(1,122,242)	(2,709,272)	(3,375,988)	(25,832,404)	(22,446,349)
Policy loans and loan repayments	(203,634)	(124,547)	(308,857)	(266,179)	(1,375,647)	(4,230,096)
Other	(2,447)	(6,652)	31,718	19,761	350,653	327,044
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,505,643)	(2,678,296)	(2,690,457)	(4,734,627)	(36,903,142)	(41,895,968)
NET INCREASE (DECREASE) IN NET ASSETS	3,991,018	(1,185,223)	17,961,119	(5,570,474)	162,886,592	(72,962,540)
NET ASSETS
Beginning of Year	20,633,830	21,819,053	69,839,212	75,409,686	654,285,469	727,248,009
End of Year	$24,624,848	$20,633,830	$87,800,331	$69,839,212	$817,172,061	$654,285,469

	Equity Index		Focused Growth		Growth
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		3,241,358	3,474,353	10,573,701	10,613,073
Change in net unrealized appreciation (depreciation) on investments	9		7,867,392	(1,699,810)	71,368,540	(3,900,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	9		11,108,750	1,774,543	81,942,241	6,712,541
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,404,695	1,419,026	7,211,607	7,884,387
Transfers between variable and fixed accounts, net	1,946		12,414	(703,359)	787,487	(1,354,705)
Policy maintenance charges	—		(1,392,604)	(1,328,119)	(10,716,979)	(10,231,200)
Policy benefits and terminations	—		(1,875,655)	(1,069,137)	(11,035,326)	(8,612,853)
Policy loans and loan repayments	—		(120,337)	(248,076)	(276,349)	(3,250,972)
Other	—		16,496	17,696	90,130	56,143
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,946		(1,954,991)	(1,911,969)	(13,939,430)	(15,509,200)
NET INCREASE (DECREASE) IN NET ASSETS	1,955		9,153,759	(137,426)	68,002,811	(8,796,659)
NET ASSETS
Beginning of Year or Period	—		31,582,460	31,719,886	220,426,360	229,223,019
End of Year or Period	$1,955		$40,736,219	$31,582,460	$288,429,171	$220,426,360

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-20

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Large-Cap Growth		Large-Cap Value		Large-Cap Value
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,383,724	4,572,080	6,752,805	7,006,214	—
Change in net unrealized appreciation (depreciation) on investments	12,091,519	(3,231,453)	22,656,844	(17,878,359)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	17,475,243	1,340,627	29,409,649	(10,872,145)	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,788,382	2,830,075	3,946,530	4,243,688	—
Transfers between variable and fixed accounts, net	(570,287)	(723,775)	437,609	(913,044)	276
Policy maintenance charges	(2,625,711)	(2,518,079)	(4,099,008)	(4,068,681)	—
Policy benefits and terminations	(3,212,411)	(2,027,849)	(4,344,498)	(4,520,805)	—
Policy loans and loan repayments	(305,758)	(461,896)	(314,704)	(535,771)	—
Other	21,595	21,775	50,673	56,296	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,904,190)	(2,879,749)	(4,323,398)	(5,738,317)	276
NET INCREASE (DECREASE) IN NET ASSETS	13,571,053	(1,539,122)	25,086,251	(16,610,462)	277
NET ASSETS
Beginning of Year or Period	56,042,038	57,581,160	106,003,437	122,613,899	—
End of Year or Period	$69,613,091	$56,042,038	$131,089,688	$106,003,437	$277

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	13,409,110	11,302,685	10,525,964	3,808,711	6,397,575	2,253,287
Change in net unrealized appreciation (depreciation) on investments	43,205,480	(26,452,935)	14,203,590	(15,886,237)	17,335,045	(2,049,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,614,590	(15,150,250)	24,729,554	(12,077,526)	23,732,620	203,908
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,421,384	6,995,068	4,445,766	4,115,968	2,875,464	3,075,986
Transfers between variable and fixed accounts, net	(9,551,871)	9,094,173	1,109,155	8,989,817	1,030,996	563,445
Policy maintenance charges	(9,423,519)	(9,491,640)	(4,534,199)	(3,989,483)	(2,911,268)	(2,630,927)
Policy benefits and terminations	(10,144,881)	(8,766,158)	(4,950,927)	(4,467,428)	(2,746,876)	(2,127,947)
Policy loans and loan repayments	412,377	(2,973,919)	23,039	(680,201)	(302,568)	(178,929)
Other	53,901	66,451	89,991	40,664	50,165	40,927
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,232,609)	(5,076,025)	(3,817,175)	4,009,337	(2,004,087)	(1,257,445)
NET INCREASE (DECREASE) IN NET ASSETS	34,381,981	(20,226,275)	20,912,379	(8,068,189)	21,728,533	(1,053,537)
NET ASSETS
Beginning of Year	184,071,123	204,297,398	111,402,477	119,470,666	61,402,963	62,456,500
End of Year	$218,453,104	$184,071,123	$132,314,856	$111,402,477	$83,131,496	$61,402,963

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-21

	Variable Accounts
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2019	2018
	Mid-Cap Value		Mid-Cap Value	Small-Cap Equity
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	545,099	487,729	—	556,054	5,049,817
Change in net unrealized appreciation (depreciation) on investments	2,618,842	(2,347,895)	8	4,228,549	(7,535,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,163,941	(1,860,166)	8	4,784,603	(2,485,443)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,002,143	982,376	—	1,200,788	1,335,927
Transfers between variable and fixed accounts, net	239,286	(3,473)	245	646,884	(12,268,536)
Policy maintenance charges	(673,277)	(694,874)	—	(983,690)	(1,215,896)
Policy benefits and terminations	(447,880)	(766,666)	—	(435,740)	(800,212)
Policy loans and loan repayments	(18,553)	(139,367)	—	(210,613)	(222,495)
Other	11,271	7,670	—	17,755	14,087
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	112,990	(614,334)	245	235,384	(13,157,125)
NET INCREASE (DECREASE) IN NET ASSETS	3,276,931	(2,474,500)	253	5,019,987	(15,642,568)
NET ASSETS
Beginning of Year or Period	10,764,614	13,239,114	—	20,244,694	35,887,262
End of Year or Period	$14,041,545	$10,764,614	$253	$25,264,681	$20,244,694

	Small-Cap Index		Small-Cap Index	Small-Cap Value
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,512,443	23,389,475	—	3,027,946	4,259,993
Change in net unrealized appreciation (depreciation) on investments	33,320,309	(51,138,041)	4	9,819,887	(15,453,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,832,752	(27,748,566)	4	12,847,833	(11,193,361)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,293,275	8,009,738	—	2,537,358	2,957,625
Transfers between variable and fixed accounts, net	1,070,694	(6,020,979)	250	(436,671)	(2,774,015)
Policy maintenance charges	(8,319,400)	(8,646,422)	—	(2,086,490)	(2,335,318)
Policy benefits and terminations	(6,390,792)	(9,193,648)	—	(2,145,982)	(2,567,816)
Policy loans and loan repayments	(167,165)	(989,701)	—	(483,353)	(107,071)
Other	96,789	95,423	—	30,831	33,987
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,416,599)	(16,745,589)	250	(2,584,307)	(4,792,608)
NET INCREASE (DECREASE) IN NET ASSETS	41,416,153	(44,494,155)	254	10,263,526	(15,985,969)
NET ASSETS
Beginning of Year or Period	193,805,595	238,299,750	—	57,779,540	73,765,509
End of Year or Period	$235,221,748	$193,805,595	$254	$68,043,066	$57,779,540

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-22

	Variable Accounts
	Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2019	2018	2019	2018
	Small-Cap Value	Value Advantage		Emerging Markets
	Class P (1)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	—	91,559	75,371	1,522,830	2,130,074
Change in net unrealized appreciation (depreciation) on investments	—	829,988	(338,451)	34,129,887	(21,243,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	921,547	(263,080)	35,652,717	(19,113,774)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	391,875	486,752	6,317,413	6,915,640
Transfers between variable and fixed accounts, net	1,275	2,032,305	196,761	(93,078)	3,191,514
Policy maintenance charges	—	(234,876)	(208,989)	(5,336,189)	(5,362,927)
Policy benefits and terminations	—	(155,347)	(83,062)	(3,924,403)	(4,955,807)
Policy loans and loan repayments	—	(2,574)	(18,649)	(840,754)	(239,068)
Other	—	874	690	104,899	92,703
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,275	2,032,257	373,503	(3,772,112)	(357,945)
NET INCREASE (DECREASE) IN NET ASSETS	1,275	2,953,804	110,423	31,880,605	(19,471,719)
NET ASSETS
Beginning of Year or Period	—	2,671,883	2,561,460	141,595,065	161,066,784
End of Year or Period	$1,275	$5,625,687	$2,671,883	$173,475,670	$141,595,065

	Emerging Markets	International Large-Cap		International Large-Cap
	Class P (1)	Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—
Realized gain (loss) on investments	—	3,642,008	4,450,231	—
Change in net unrealized appreciation (depreciation) on investments	6	43,645,583	(26,695,101)	35
Net Increase (Decrease) in Net Assets Resulting from Operations	6	47,287,591	(22,244,870)	35
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	8,817,333	9,266,434	—
Transfers between variable and fixed accounts, net	3,390	3,672,623	10,512,573	8,183
Policy maintenance charges	—	(6,827,787)	(6,731,462)	—
Policy benefits and terminations	—	(5,445,770)	(5,814,115)	—
Policy loans and loan repayments	—	(521,616)	(536,362)	—
Other	(2)	126,240	111,706	24
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,388	(178,977)	6,808,774	8,207
NET INCREASE (DECREASE) IN NET ASSETS	3,394	47,108,614	(15,436,096)	8,242
NET ASSETS
Beginning of Year or Period	—	169,005,070	184,441,166	—
End of Year or Period	$3,394	$216,113,684	$169,005,070	$8,242

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-23

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	International Small-Cap		International Small-Cap		International Value
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	614,197	784,792	—		2,186,140	2,957,033
Change in net unrealized appreciation (depreciation) on investments	6,625,755	(10,970,664)	—		17,164,053	(23,262,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,239,952	(10,185,872)	—		19,350,193	(20,305,620)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,152,498	2,194,868	—		6,521,016	7,432,936
Transfers between variable and fixed accounts, net	1,103,677	10,826,674	2,636		1,557,206	2,242,541
Policy maintenance charges	(1,210,071)	(1,297,248)	—		(5,786,419)	(6,034,378)
Policy benefits and terminations	(906,972)	(534,826)	—		(4,373,323)	(4,849,115)
Policy loans and loan repayments	(43,366)	(269,715)	—		(79,439)	(1,166,971)
Other	39,857	20,956	—		80,485	63,464
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,135,623	10,940,709	2,636		(2,080,474)	(2,311,523)
NET INCREASE (DECREASE) IN NET ASSETS	8,375,575	754,837	2,636		17,269,719	(22,617,143)
NET ASSETS
Beginning of Year or Period	35,744,980	34,990,143	—		116,570,440	139,187,583
End of Year or Period	$44,120,555	$35,744,980	$2,636		$133,840,159	$116,570,440

	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	7,005,028	5,739,128	3,245,361	6,045,244	1,492,040	2,726,470
Change in net unrealized appreciation (depreciation) on investments	9,799,276	(580,302)	19,436,216	(12,549,435)	6,875,275	(2,671,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,804,304	5,158,826	22,681,577	(6,504,191)	8,367,315	55,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,219,264	3,256,131	3,397,522	4,031,785	1,477,745	1,195,510
Transfers between variable and fixed accounts, net	(4,332,797)	(66,425)	(1,017,871)	(5,541,153)	(464,582)	1,498,773
Policy maintenance charges	(2,663,246)	(2,808,222)	(3,063,112)	(2,995,444)	(1,057,629)	(1,017,157)
Policy benefits and terminations	(2,576,190)	(2,305,665)	(2,725,925)	(2,918,102)	(1,290,929)	(502,319)
Policy loans and loan repayments	(985,193)	(384,314)	(206,991)	(94,696)	(158,188)	(103,111)
Other	39,487	30,176	52,183	43,891	20,373	10,894
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,298,675)	(2,278,319)	(3,564,194)	(7,473,719)	(1,473,210)	1,082,590
NET INCREASE (DECREASE) IN NET ASSETS	9,505,629	2,880,507	19,117,383	(13,977,910)	6,894,105	1,137,915
NET ASSETS
Beginning of Year	69,841,595	66,961,088	73,765,158	87,743,068	23,978,116	22,840,201
End of Year	$79,347,224	$69,841,595	$92,882,541	$73,765,158	$30,872,221	$23,978,116

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-24

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Technology		Currency Strategies		Pacific Dynamix -
	Class P (1)		Class I		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		11,960	12,104	257,917	248,832
Change in net unrealized appreciation (depreciation) on investments	—		(5,784)	40,939	1,284,558	(625,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	—		6,176	53,043	1,542,475	(376,428)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		44,361	41,704	1,348,540	1,020,165
Transfers between variable and fixed accounts, net	2,551		(157,545)	344,009	1,609,517	262,142
Policy maintenance charges	—		(36,500)	(30,794)	(813,106)	(687,658)
Policy benefits and terminations	—		(27,754)	(16,949)	(188,235)	(761,056)
Policy loans and loan repayments	—		(14,505)	1,033	(425,077)	77,080
Other	—		581	513	5,622	4,011
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,551		(191,362)	339,516	1,537,261	(85,316)
NET INCREASE (DECREASE) IN NET ASSETS	2,551		(185,186)	392,559	3,079,736	(461,744)
NET ASSETS
Beginning of Year or Period	—		1,175,418	782,859	9,164,288	9,626,032
End of Year or Period	$2,551		$990,232	$1,175,418	$12,244,024	$9,164,288

	Pacific Dynamix -		Pacific Dynamix -	Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P (1)	Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	922,507	1,244,235	—	2,559,030	1,977,080
Change in net unrealized appreciation (depreciation) on investments	8,776,896	(3,998,207)	84	12,315,045	(7,035,654)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,699,403	(2,753,972)	84	14,874,075	(5,058,574)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,752,802	5,173,074	—	12,171,110	11,465,900
Transfers between variable and fixed accounts, net	7,943,774	7,222,147	47,250	3,446,794	6,014,100
Policy maintenance charges	(4,320,633)	(3,489,467)	—	(5,176,718)	(4,553,077)
Policy benefits and terminations	(2,088,146)	(685,896)	—	(2,784,489)	(2,561,796)
Policy loans and loan repayments	(33,572)	(485,045)	—	(480,991)	(2,190)
Other	32,231	18,873	—	39,739	21,800
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,286,456	7,753,686	47,250	7,215,445	10,384,737
NET INCREASE (DECREASE) IN NET ASSETS	16,985,859	4,999,714	47,334	22,089,520	5,326,163
NET ASSETS
Beginning of Year or Period	48,018,412	43,018,698	—	62,780,646	57,454,483
End of Year or Period	$65,004,271	$48,018,412	$47,334	$84,870,166	$62,780,646

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-25

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	731,628	482,384	1,238,243	1,724,098	8,474,521	6,770,522
Change in net unrealized appreciation (depreciation) on investments	889,024	(946,718)	5,979,865	(4,262,244)	30,919,784	(22,212,740)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,620,652	(464,334)	7,218,108	(2,538,146)	39,394,305	(15,442,218)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	993,855	1,075,975	2,098,826	2,334,633	12,247,932	13,431,924
Transfers between variable and fixed accounts, net	3,812,246	(796,704)	436,214	(365,738)	(3,079,207)	(9,514)
Policy maintenance charges	(1,257,452)	(1,245,608)	(2,165,671)	(2,478,780)	(12,476,126)	(12,958,300)
Policy benefits and terminations	(1,592,586)	(1,270,061)	(1,874,868)	(3,242,060)	(13,905,883)	(13,235,858)
Policy loans and loan repayments	365,460	152,144	102,620	404,002	(830,302)	250,299
Other	10,199	12,609	35,596	36,804	197,998	179,879
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,331,722	(2,071,645)	(1,367,283)	(3,311,139)	(17,845,588)	(12,341,570)
NET INCREASE (DECREASE) IN NET ASSETS	3,952,374	(2,535,979)	5,850,825	(5,849,285)	21,548,717	(27,783,788)
NET ASSETS
Beginning of Year	12,491,565	15,027,544	47,966,985	53,816,270	220,291,870	248,075,658
End of Year	$16,443,939	$12,491,565	$53,817,810	$47,966,985	$241,840,587	$220,291,870

	Portfolio Optimization		Portfolio Optimization		PSF DFA
	Growth Class I		Aggressive-Growth Class I		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	10,822,144	7,043,904	4,591,239	4,177,875	52,731	41,381
Change in net unrealized appreciation (depreciation) on investments	53,688,847	(34,188,687)	28,636,302	(18,700,566)	1,023,059	(263,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,510,991	(27,144,783)	33,227,541	(14,522,691)	1,075,790	(222,309)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,634,468	19,902,032	10,527,484	11,522,253	1,224,034	859,295
Transfers between variable and fixed accounts, net	(6,837,187)	(1,411,831)	(180,502)	(3,223,584)	4,010,873	1,570,514
Policy maintenance charges	(13,032,297)	(14,052,383)	(5,840,242)	(6,043,099)	(643,095)	(341,785)
Policy benefits and terminations	(13,950,574)	(12,643,152)	(5,849,563)	(4,815,176)	(44,238)	(144,330)
Policy loans and loan repayments	(2,556,743)	(1,682,645)	(1,065,424)	(934,441)	5,547	(8,892)
Other	330,792	330,189	131,714	139,212	8,685	346
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(18,411,541)	(9,557,790)	(2,276,533)	(3,354,835)	4,561,806	1,935,148
NET INCREASE (DECREASE) IN NET ASSETS	46,099,450	(36,702,573)	30,951,008	(17,877,526)	5,637,596	1,712,839
NET ASSETS
Beginning of Year	304,762,868	341,465,441	140,002,827	157,880,353	3,438,647	1,725,808
End of Year	$350,862,318	$304,762,868	$170,953,835	$140,002,827	$9,076,243	$3,438,647

See Notes to Financial Statements

SA-26

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Invesco Oppenheimer V.I.		Invesco Oppenheimer V.I.		Invesco V.I. International
	Global Series II		Main Street Small Cap Series I (1)		Growth Series I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$77,378	$79,979	$1,485	$122	$—
Realized gain (loss) on investments	2,148,094	1,093,137	11,057	2,650	—
Change in net unrealized appreciation (depreciation) on investments	945,427	(2,721,015)	141,776	(93,346)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,170,899	(1,547,899)	154,318	(90,574)	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	914,880	823,337	78,318	26,863	—
Transfers between variable and fixed accounts, net	971,880	1,294,423	323,929	544,272	2,126
Policy maintenance charges	(513,122)	(465,275)	(46,989)	(8,877)	—
Policy benefits and terminations	(613,972)	(184,992)	(82,985)	—	—
Policy loans and loan repayments	(12,937)	(71,368)	(8,901)	—	—
Other	8,234	6,093	667	179	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	754,963	1,402,218	264,039	562,437	2,126
NET INCREASE (DECREASE) IN NET ASSETS	3,925,862	(145,681)	418,357	471,863	2,126
NET ASSETS
Beginning of Year or Period	9,991,473	10,137,154	471,863	—	—
End of Year or Period	$13,917,335	$9,991,473	$890,220	$471,863	$2,126

	Invesco V.I. International		American Century	American Century
	Growth Series II		VP Mid Cap Value Class I (2)	VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$383,008	$546,351	$—	$613,393	$378,428
Realized gain (loss) on investments	2,069,920	404,130	—	3,244,792	2,141,942
Change in net unrealized appreciation (depreciation) on investments	4,838,596	(5,746,520)	—	4,128,664	(6,254,909)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,291,524	(4,796,039)	—	7,986,849	(3,734,539)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,995,077	1,898,973	—	1,993,683	1,815,455
Transfers between variable and fixed accounts, net	(1,629,560)	(667,834)	1,700	8,368	6,526,749
Policy maintenance charges	(1,381,027)	(1,351,195)	—	(1,237,059)	(997,802)
Policy benefits and terminations	(903,725)	(432,135)	—	(1,710,929)	(695,188)
Policy loans and loan repayments	(185,649)	39,297	—	(524,280)	(143,601)
Other	20,470	10,422	—	17,297	11,787
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,084,414)	(502,472)	1,700	(1,452,920)	6,517,400
NET INCREASE (DECREASE) IN NET ASSETS	5,207,110	(5,298,511)	1,700	6,533,929	2,782,861
NET ASSETS
Beginning of Year or Period	26,575,849	31,874,360	—	28,194,817	25,411,956
End of Year or Period	$31,782,959	$26,575,849	$1,700	$34,728,746	$28,194,817

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-27

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	American Funds IS Asset		American Funds IS Asset		American Funds IS
	Allocation Class 2 (1)		Allocation Class 4		Growth Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$1,141,742	$784,661	$—
Realized gain (loss) on investments	—		3,247,205	2,716,742	—
Change in net unrealized appreciation (depreciation) on investments	(61)		7,155,567	(6,098,135)	23
Net Increase (Decrease) in Net Assets Resulting from Operations	(61)		11,544,514	(2,596,732)	23
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		6,401,856	5,332,045	—
Transfers between variable and fixed accounts, net	18,315		10,219,564	4,352,286	12,709
Policy maintenance charges	—		(3,534,150)	(3,033,738)	—
Policy benefits and terminations	—		(1,256,638)	(2,845,002)	—
Policy loans and loan repayments	—		56,310	(181,814)	—
Other	—		33,373	4,762	50
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,315		11,920,315	3,628,539	12,759
NET INCREASE (DECREASE) IN NET ASSETS	18,254		23,464,829	1,031,807	12,782
NET ASSETS
Beginning of Year or Period	—		51,697,865	50,666,058	—
End of Year or Period	$18,254		$75,162,694	$51,697,865	$12,782

	American Funds IS		American Funds IS	American Funds IS
	Growth Class 4		Growth-Income Class 2 (1)	Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$481,034	$203,184	$—	$1,425,801	$1,091,984
Realized gain (loss) on investments	9,391,189	8,877,771	—	9,672,885	6,666,925
Change in net unrealized appreciation (depreciation) on investments	12,193,222	(9,228,702)	2	10,038,912	(9,327,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,065,445	(147,747)	2	21,137,598	(1,568,961)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,394,799	4,525,276	—	4,600,507	4,986,438
Transfers between variable and fixed accounts, net	385,563	(334,400)	3,177	3,007,672	580,096
Policy maintenance charges	(3,456,975)	(3,285,617)	—	(4,182,738)	(4,052,567)
Policy benefits and terminations	(2,980,343)	(3,187,640)	—	(2,943,523)	(3,271,454)
Policy loans and loan repayments	(334,089)	(492,581)	—	(589,094)	(368,484)
Other	52,167	38,426	16	62,981	46,775
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,938,878)	(2,736,536)	3,193	(44,195)	(2,079,196)
NET INCREASE (DECREASE) IN NET ASSETS	20,126,567	(2,884,283)	3,195	21,093,403	(3,648,157)
NET ASSETS
Beginning of Year or Period	73,345,154	76,229,437	—	81,406,628	85,054,785
End of Year or Period	$93,471,721	$73,345,154	$3,195	$102,500,031	$81,406,628

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-28

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	BlackRock Basic Value		BlackRock Global Allocation		BlackRock 60/40 Target
	V.I. Class III		V.I. Class III		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$420,996	$299,724	$775,806	$546,330	$62,769	$8,893
Realized gain (loss) on investments	1,711,481	2,285,707	2,461,322	3,173,826	82,063	47,036
Change in net unrealized appreciation (depreciation) on investments	1,882,464	(4,116,427)	6,701,993	(8,541,476)	152,178	(105,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,014,941	(1,530,996)	9,939,121	(4,821,320)	297,010	(49,083)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	804,010	984,526	4,191,015	4,693,982	240,397	119,117
Transfers between variable and fixed accounts, net	(450,620)	(1,444,663)	(2,591,009)	2,158,304	2,086,605	259,851
Policy maintenance charges	(712,387)	(762,077)	(3,244,998)	(3,318,117)	(150,623)	(66,450)
Policy benefits and terminations	(377,421)	(438,917)	(2,468,330)	(3,139,666)	(17,547)	(102,361)
Policy loans and loan repayments	(93,650)	(66,686)	(360,926)	802,485	(25,650)	(3,085)
Other	18,634	15,234	54,501	45,622	334	1,341
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(811,434)	(1,712,583)	(4,419,747)	1,242,610	2,133,516	208,413
NET INCREASE (DECREASE) IN NET ASSETS	3,203,507	(3,243,579)	5,519,374	(3,578,710)	2,430,526	159,330
NET ASSETS
Beginning of Year	17,445,030	20,688,609	58,253,061	61,831,771	858,434	699,104
End of Year	$20,648,537	$17,445,030	$63,772,435	$58,253,061	$3,288,960	$858,434

	DFA VA	BNY Mellon VIF		Fidelity VIP Contrafund
	International Value (1)	Appreciation Service Shares		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$6,500	$6,014	$—
Realized gain (loss) on investments	—	48,848	68,062	—
Change in net unrealized appreciation (depreciation) on investments	1	160,919	(123,419)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	1	216,267	(49,343)	12
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	34,531	49,590	—
Transfers between variable and fixed accounts, net	127	391,719	128,986	6,355
Policy maintenance charges	—	(27,309)	(28,874)	—
Policy benefits and terminations	—	(5,311)	(16,212)	—
Policy loans and loan repayments	—	(9,346)	2,811	—
Other	—	147	276	27
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	127	384,431	136,577	6,382
NET INCREASE (DECREASE) IN NET ASSETS	128	600,698	87,234	6,394
NET ASSETS
Beginning of Year or Period	—	560,348	473,114	—
End of Year or Period	$128	$1,161,046	$560,348	$6,394

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-29

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Contrafund		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$127,314	$257,855	$28,471	$19,913	$41,750	$31,184
Realized gain (loss) on investments	8,899,936	7,530,332	67,509	51,738	167,519	200,550
Change in net unrealized appreciation (depreciation) on investments	6,726,043	(11,334,323)	117,498	(133,369)	154,625	(360,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,753,293	(3,546,136)	213,478	(61,718)	363,894	(129,075)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,565,200	2,832,037	45,621	28,392	122,077	105,586
Transfers between variable and fixed accounts, net	(2,335,441)	(1,158,980)	183,322	76,160	114,458	(985,850)
Policy maintenance charges	(2,255,239)	(2,286,651)	(54,683)	(43,435)	(114,888)	(138,620)
Policy benefits and terminations	(3,248,797)	(2,962,709)	(138,247)	(118,264)	(184,329)	(156,749)
Policy loans and loan repayments	(339,622)	85,068	10,057	(10,870)	(2,333)	(18,529)
Other	33,982	23,500	492	1,286	2,664	2,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,579,917)	(3,467,735)	46,562	(66,731)	(62,351)	(1,192,150)
NET INCREASE (DECREASE) IN NET ASSETS	10,173,376	(7,013,871)	260,040	(128,449)	301,543	(1,321,225)
NET ASSETS
Beginning of Year	52,071,479	59,085,350	1,317,857	1,446,306	2,100,830	3,422,055
End of Year	$62,244,855	$52,071,479	$1,577,897	$1,317,857	$2,402,373	$2,100,830

	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$139,102	$96,070	$226,148	$118,530	$219,690	$121,456
Realized gain (loss) on investments	495,800	511,753	375,266	380,785	460,669	750,529
Change in net unrealized appreciation (depreciation) on investments	768,287	(1,049,136)	1,512,156	(1,125,109)	1,771,330	(1,701,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,403,189	(441,313)	2,113,570	(625,794)	2,451,689	(829,718)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	318,085	319,068	1,039,496	629,210	1,067,847	782,122
Transfers between variable and fixed accounts, net	654,814	(564,618)	1,983,388	(189,770)	1,152,393	(136,307)
Policy maintenance charges	(301,449)	(360,621)	(650,374)	(510,184)	(631,893)	(581,898)
Policy benefits and terminations	(661,531)	(194,071)	(295,918)	(221,682)	(372,644)	(934,099)
Policy loans and loan repayments	(246,273)	(113,388)	111,398	(84,453)	24,621	(76,972)
Other	5,310	7,749	8,573	7,193	14,298	13,025
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(231,044)	(905,881)	2,196,563	(369,686)	1,254,622	(934,129)
NET INCREASE (DECREASE) IN NET ASSETS	1,172,145	(1,347,194)	4,310,133	(995,480)	3,706,311	(1,763,847)
NET ASSETS
Beginning of Year	6,904,613	8,251,807	9,030,556	10,026,036	9,717,247	11,481,094
End of Year	$8,076,758	$6,904,613	$13,340,689	$9,030,556	$13,423,558	$9,717,247

See Notes to Financial Statements

SA-30

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045		Fidelity VIP Freedom Income
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$166,533	$79,088	$143,187	$67,988	$26,173	$21,000
Realized gain (loss) on investments	328,133	254,681	314,427	203,786	35,657	22,560
Change in net unrealized appreciation (depreciation) on investments	1,700,720	(1,113,897)	1,576,093	(1,004,260)	93,010	(76,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,195,386	(780,128)	2,033,707	(732,486)	154,840	(32,481)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,602,460	1,429,819	1,601,845	1,230,932	36,251	65,722
Transfers between variable and fixed accounts, net	1,178,522	460,147	903,392	840,095	5,450	13,123
Policy maintenance charges	(670,413)	(523,842)	(841,161)	(605,306)	(67,636)	(63,857)
Policy benefits and terminations	(188,933)	(318,103)	(149,530)	(393,860)	(52,819)	(19,021)
Policy loans and loan repayments	(71,619)	(63,920)	23,183	(72,217)	550	(12,647)
Other	6,945	1,788	4,977	(585)	1,015	914
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,856,962	985,889	1,542,706	999,059	(77,189)	(15,766)
NET INCREASE (DECREASE) IN NET ASSETS	4,052,348	205,761	3,576,413	266,573	77,651	(48,247)
NET ASSETS
Beginning of Year	7,467,048	7,261,287	6,634,010	6,367,437	1,368,061	1,416,308
End of Year	$11,519,396	$7,467,048	$10,210,423	$6,634,010	$1,445,712	$1,368,061

	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		International Index Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,098,660	$2,398,529	$5,712	$4,708	$—
Realized gain (loss) on investments	—	—	993,363	1,873,458	—
Change in net unrealized appreciation (depreciation) on investments	—	—	1,978,534	(1,878,841)	43
Net Increase (Decrease) in Net Assets Resulting from Operations	3,098,660	2,398,529	2,977,609	(675)	43
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	103,419,838	92,934,514	578,117	566,734	—
Transfers between variable and fixed accounts, net	(92,875,036)	(2,024,754)	(226,470)	(1,802,199)	2,835
Policy maintenance charges	(17,969,976)	(18,040,924)	(427,916)	(418,242)	—
Policy benefits and terminations	(23,238,533)	(26,531,437)	(879,958)	(591,566)	—
Policy loans and loan repayments	2,364,498	(5,867,943)	(49,473)	106,705	—
Other	457,975	336,321	6,925	5,393	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,841,234)	40,805,777	(998,775)	(2,133,175)	2,835
NET INCREASE (DECREASE) IN NET ASSETS	(24,742,574)	43,204,306	1,978,834	(2,133,850)	2,878
NET ASSETS
Beginning of Year or Period	186,755,419	143,551,113	9,350,793	11,484,643	—
End of Year or Period	$162,012,845	$186,755,419	$11,329,627	$9,350,793	$2,878

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-31

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$205,782	$141,547	$72,660	$39,226	$351,186	$621,298
Realized gain (loss) on investments	2,784,557	4,697,382	196,333	61,499	(272,912)	(776,658)
Change in net unrealized appreciation (depreciation) on investments	3,180,613	(9,339,994)	1,131,859	(987,986)	2,324,741	(3,446,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,170,952	(4,501,065)	1,400,852	(887,261)	2,403,015	(3,601,872)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,864,042	1,854,879	306,440	274,635	1,280,646	1,125,204
Transfers between variable and fixed accounts, net	(536,095)	(7,624,155)	425,696	(1,506,113)	(1,127,432)	(1,433,145)
Policy maintenance charges	(1,284,848)	(1,299,205)	(207,079)	(231,299)	(1,058,408)	(1,133,688)
Policy benefits and terminations	(1,467,898)	(1,434,125)	(250,273)	(219,599)	(420,827)	(1,233,002)
Policy loans and loan repayments	(135,854)	(100,809)	(14,975)	(10,747)	(52,893)	76,511
Other	21,897	35,202	5,159	5,181	15,567	11,021
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,538,756)	(8,568,213)	264,968	(1,687,942)	(1,363,347)	(2,587,099)
NET INCREASE (DECREASE) IN NET ASSETS	4,632,196	(13,069,278)	1,665,820	(2,575,203)	1,039,668	(6,188,971)
NET ASSETS
Beginning of Year	27,099,060	40,168,338	4,189,319	6,764,522	19,665,437	25,854,408
End of Year	$31,731,256	$27,099,060	$5,855,139	$4,189,319	$20,705,105	$19,665,437

	Templeton	Templeton		Janus Henderson
	Global Bond VIP Class 1 (1)	Global Bond VIP Class 2		Enterprise Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,990,015	$—	$—
Realized gain (loss) on investments	—	(382,397)	(497,372)	—
Change in net unrealized appreciation (depreciation) on investments	45	(1,785,849)	1,166,652	—
Net Increase (Decrease) in Net Assets Resulting from Operations	45	821,769	669,280	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	2,387,219	2,441,884	—
Transfers between variable and fixed accounts, net	2,835	(194,785)	8,445,314	2,126
Policy maintenance charges	—	(1,570,941)	(1,447,808)	—
Policy benefits and terminations	—	(849,108)	(979,633)	—
Policy loans and loan repayments	—	(485,924)	(113,377)	—
Other	—	49,805	37,229	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,835	(663,734)	8,383,609	2,126
NET INCREASE (DECREASE) IN NET ASSETS	2,880	158,035	9,052,889	2,126
NET ASSETS
Beginning of Year or Period	—	41,449,773	32,396,884	—
End of Year or Period	$2,880	$41,607,808	$41,449,773	$2,126

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-32

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Enterprise Service Shares		Overseas Service Shares		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,025	$24,516	$274,822	$262,219	$716	$20,147
Realized gain (loss) on investments	3,254,529	1,407,993	(66,429)	(774,342)	34,103	125,388
Change in net unrealized appreciation (depreciation) on investments	5,328,537	(1,675,137)	3,354,039	(1,960,623)	205,499	(244,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,091	(242,628)	3,562,432	(2,472,746)	240,318	(99,255)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,171,882	1,135,394	969,786	1,035,685	145,009	179,765
Transfers between variable and fixed accounts, net	3,570,619	4,546,240	(415,448)	(13,131,911)	(58,373)	216,452
Policy maintenance charges	(920,119)	(701,682)	(521,160)	(665,549)	(76,309)	(84,440)
Policy benefits and terminations	(1,217,281)	(484,672)	(530,802)	(534,251)	(205,198)	(111,783)
Policy loans and loan repayments	(167,393)	(182,422)	(176,684)	(81,546)	(24,413)	(17,050)
Other	14,037	11,933	12,839	13,675	5,226	2,149
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,451,745	4,324,791	(661,469)	(13,363,897)	(214,058)	185,093
NET INCREASE (DECREASE) IN NET ASSETS	11,050,836	4,082,163	2,900,963	(15,836,643)	26,260	85,838
NET ASSETS
Beginning of Year	22,838,668	18,756,505	13,742,893	29,579,536	1,452,341	1,366,503
End of Year	$33,889,504	$22,838,668	$16,643,856	$13,742,893	$1,478,601	$1,452,341

	Lazard Retirement		ClearBridge Variable		ClearBridge Variable
	International Equity Service Shares (1)		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,262	$5,459	$156,864	$79,997	$39,623	$18,461
Realized gain (loss) on investments	(9,777)	19,082	42,805	682,964	217,505	443,446
Change in net unrealized appreciation (depreciation) on investments	115,503	(60,411)	4,207,202	(2,433,878)	2,673,185	(1,771,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,988	(35,870)	4,406,871	(1,670,917)	2,930,313	(1,309,270)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	58,278	3,647	2,236,005	2,390,844	553,099	607,000
Transfers between variable and fixed accounts, net	596,048	369,232	(60,616)	(3,840,103)	8,497,127	(3,524,928)
Policy maintenance charges	(37,897)	(2,044)	(1,418,932)	(1,466,900)	(374,545)	(409,785)
Policy benefits and terminations	(3,605)	—	(453,644)	(518,028)	(273,214)	(214,330)
Policy loans and loan repayments	(4,589)	—	348	(87,967)	(54,948)	(4,003)
Other	(1,260)	12	18,541	14,043	7,012	6,131
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	606,975	370,847	321,702	(3,508,111)	8,354,531	(3,539,915)
NET INCREASE (DECREASE) IN NET ASSETS	714,963	334,977	4,728,573	(5,179,028)	11,284,844	(4,849,185)
NET ASSETS
Beginning of Year or Period	334,977	—	17,798,047	22,977,075	9,054,596	13,903,781
End of Year or Period	$1,049,940	$334,977	$22,526,620	$17,798,047	$20,339,440	$9,054,596

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-33

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Western Asset Variable		Lord Abbett		Lord Abbett
	Global High Yield Bond - Class II		Bond Debenture Class VC		Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,433	$21,434	$718,537	$600,761	$—	$—
Realized gain (loss) on investments	(2,134)	(2,660)	(12,825)	292,031	3,864,640	4,591,877
Change in net unrealized appreciation (depreciation) on investments	38,363	(35,798)	1,256,806	(1,370,303)	1,577,844	(4,761,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,662	(17,024)	1,962,518	(477,511)	5,442,484	(170,039)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,054	26,046	1,620,063	1,159,421	1,768,772	931,831
Transfers between variable and fixed accounts, net	26,068	(410,226)	3,707,436	3,079,187	1,369,444	5,101,832
Policy maintenance charges	(26,986)	(26,279)	(1,005,302)	(643,886)	(889,726)	(642,587)
Policy benefits and terminations	(8,642)	(5,952)	(343,146)	(89,388)	(591,988)	(545,117)
Policy loans and loan repayments	6,332	(659)	(329,251)	(37,556)	182,714	50,941
Other	482	223	12,857	3,641	3,506	13,619
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	24,308	(416,847)	3,662,657	3,471,419	1,842,722	4,910,519
NET INCREASE (DECREASE) IN NET ASSETS	84,970	(433,871)	5,625,175	2,993,908	7,285,206	4,740,480
NET ASSETS
Beginning of Year	423,830	857,701	13,331,485	10,337,577	17,413,049	12,672,569
End of Year	$508,800	$423,830	$18,956,660	$13,331,485	$24,698,255	$17,413,049

	Lord Abbett		Lord Abbett
	Fundamental Equity Class VC		Total Return Class VC		M Capital Appreciation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$78,697	$91,570	$1,431,731	$1,456,556	$184,030	$178,092
Realized gain (loss) on investments	(337,000)	822,345	(46,549)	(277,817)	5,135,197	12,919,062
Change in net unrealized appreciation (depreciation) on investments	1,474,314	(1,413,094)	2,581,573	(1,630,394)	8,572,374	(21,110,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,011	(499,179)	3,966,755	(451,655)	13,891,601	(8,013,235)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	291,447	346,493	5,075,407	5,104,947	2,086,516	2,295,027
Transfers between variable and fixed accounts, net	(114,391)	(286,281)	5,396,115	(517,168)	(2,283,187)	(5,180,685)
Policy maintenance charges	(312,986)	(325,180)	(3,202,097)	(3,153,447)	(1,681,788)	(1,918,441)
Policy benefits and terminations	(82,588)	(37,870)	(1,803,803)	(939,722)	(1,482,351)	(871,497)
Policy loans and loan repayments	(16,593)	(17,946)	49,957	(4,087)	(319,166)	(420,908)
Other	4,216	3,797	20,656	25,724	26,318	35,433
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(230,895)	(316,987)	5,536,235	516,247	(3,653,658)	(6,061,071)
NET INCREASE (DECREASE) IN NET ASSETS	985,116	(816,166)	9,502,990	64,592	10,237,943	(14,074,306)
NET ASSETS
Beginning of Year	5,525,168	6,341,334	45,658,033	45,593,441	50,426,895	64,501,201
End of Year	$6,510,284	$5,525,168	$55,161,023	$45,658,033	$60,664,838	$50,426,895

See Notes to Financial Statements

SA-34

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	M International Equity		M Large Cap Growth		M Large Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,758,072	$869,364	$—	$—	$481,865	$419,483
Realized gain (loss) on investments	392,975	2,477,640	5,053,447	8,076,575	105,940	2,218,766
Change in net unrealized appreciation (depreciation) on investments	8,709,113	(16,574,924)	11,820,111	(10,330,491)	4,760,751	(6,245,397)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,860,160	(13,227,920)	16,873,558	(2,253,916)	5,348,556	(3,607,148)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,203,401	2,637,382	2,228,143	2,053,561	1,190,311	1,241,179
Transfers between variable and fixed accounts, net	5,965,346	(11,178,532)	(186,808)	(18,109)	(1,689,943)	(905,033)
Policy maintenance charges	(1,642,480)	(1,806,759)	(1,789,342)	(1,639,076)	(893,407)	(967,776)
Policy benefits and terminations	(1,304,168)	(1,196,919)	(2,020,748)	(898,803)	(586,822)	(505,775)
Policy loans and loan repayments	(106,285)	(305,594)	(143,459)	(339,819)	46,479	(167,745)
Other	49,612	61,768	46,407	29,099	33,281	17,864
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,165,426	(11,788,654)	(1,865,807)	(813,147)	(1,900,101)	(1,287,286)
NET INCREASE (DECREASE) IN NET ASSETS	16,025,586	(25,016,574)	15,007,751	(3,067,063)	3,448,455	(4,894,434)
NET ASSETS
Beginning of Year	51,029,338	76,045,912	47,108,763	50,175,826	25,476,059	30,370,493
End of Year	$67,054,924	$51,029,338	$62,116,514	$47,108,763	$28,924,514	$25,476,059

	MFS New Discovery Series -	MFS New Discovery Series -		MFS Utilities Series -
	Initial Class (1)	Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$497,342	$98,405
Realized gain (loss) on investments	—	3,853,285	4,458,460	731,615	(360,040)
Change in net unrealized appreciation (depreciation) on investments	101	1,872,982	(6,022,051)	1,565,769	353,511
Net Increase (Decrease) in Net Assets Resulting from Operations	101	5,726,267	(1,563,591)	2,794,726	91,876
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	1,387,928	1,851,670	772,560	742,229
Transfers between variable and fixed accounts, net	4,252	9,936,694	(11,187,946)	332,697	(360,484)
Policy maintenance charges	—	(950,982)	(1,300,351)	(536,231)	(510,530)
Policy benefits and terminations	—	(458,810)	(498,923)	(675,765)	(438,548)
Policy loans and loan repayments	—	38,101	(45,940)	43,467	3,720
Other	—	7,932	22,506	11,668	9,932
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,252	9,960,863	(11,158,984)	(51,604)	(553,681)
NET INCREASE (DECREASE) IN NET ASSETS	4,353	15,687,130	(12,722,575)	2,743,122	(461,805)
NET ASSETS
Beginning of Year or Period	—	13,833,900	26,556,475	11,198,065	11,659,870
End of Year or Period	$4,353	$29,521,030	$13,833,900	$13,941,187	$11,198,065

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-35

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	MFS Value Series -		MFS Value Series -		Neuberger Berman
	Initial Class (1)		Service Class		Sustainable Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$390,992	$218,188	$2,293	$2,419
Realized gain (loss) on investments	—		1,167,794	1,463,166	51,320	41,407
Change in net unrealized appreciation (depreciation) on investments	70		3,316,920	(3,448,216)	74,812	(83,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	70		4,875,706	(1,766,862)	128,425	(39,491)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,592,034	1,376,989	71,622	52,013
Transfers between variable and fixed accounts, net	4,252		3,119,451	534,586	(124,710)	168,880
Policy maintenance charges	—		(1,012,392)	(842,729)	(39,404)	(31,454)
Policy benefits and terminations	—		(696,484)	(1,025,921)	(36,615)	(9,333)
Policy loans and loan repayments	—		(625,762)	(48,198)	(84)	(1,209)
Other	1		15,545	(1,476)	633	174
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,253		2,392,392	(6,749)	(128,558)	179,071
NET INCREASE (DECREASE) IN NET ASSETS	4,323		7,268,098	(1,773,611)	(133)	139,580
NET ASSETS
Beginning of Year or Period	—		15,599,821	17,373,432	592,049	452,469
End of Year or Period	$4,323		$22,867,919	$15,599,821	$591,916	$592,049

	PIMCO Global Multi-Asset		PIMCO Income -		Royce
	Managed Allocation - Advisor Class		Administrative Class (2)		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,228	$102,353	$58,310	$3,300	$—	$—
Realized gain (loss) on investments	21,010	492,352	6,424	1,311	157,993	79,583
Change in net unrealized appreciation (depreciation) on investments	847,241	(936,474)	50,985	(3,015)	212,652	(314,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,003,479	(341,769)	115,719	1,596	370,645	(235,152)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	329,111	468,552	223,868	9,161	231,446	215,884
Transfers between variable and fixed accounts, net	(13,188)	(603,772)	2,580,952	293,148	(148,402)	213,936
Policy maintenance charges	(389,493)	(359,141)	(108,177)	(3,996)	(121,511)	(128,888)
Policy benefits and terminations	(56,275)	(125,195)	(8,993)	—	(176,654)	(39,607)
Policy loans and loan repayments	(37,566)	(16,519)	(19,529)	—	9,747	(22,000)
Other	7,456	3,885	1,265	86	1,840	1,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(159,955)	(632,190)	2,669,386	298,399	(203,534)	240,542
NET INCREASE (DECREASE) IN NET ASSETS	843,524	(973,959)	2,785,105	299,995	167,111	5,390
NET ASSETS
Beginning of Year or Period	5,959,129	6,933,088	299,995	—	2,087,141	2,081,751
End of Year or Period	$6,802,653	$5,959,129	$3,085,100	$299,995	$2,254,252	$2,087,141

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-36

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - I (1)		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$41,906	$22,737	$—		$—	$—
Realized gain (loss) on investments	(21,694)	275,687	188		7,593,858	8,636,835
Change in net unrealized appreciation (depreciation) on investments	163,040	(368,878)	(10)		25,914,945	(7,182,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,252	(70,454)	178		33,508,803	1,454,009
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	174,649	139,082	—		7,191,058	6,630,721
Transfers between variable and fixed accounts, net	756,129	(307,023)	7,333		4,406,707	6,917,807
Policy maintenance charges	(123,384)	(101,462)	—		(5,256,085)	(4,694,568)
Policy benefits and terminations	(6,755)	(190,894)	—		(2,963,882)	(2,326,169)
Policy loans and loan repayments	439	(2,183)	—		(1,107,048)	(240,029)
Other	801	1,364	—		76,143	53,144
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	801,879	(461,116)	7,333		2,346,893	6,340,906
NET INCREASE (DECREASE) IN NET ASSETS	985,131	(531,570)	7,511		35,855,696	7,794,915
NET ASSETS
Beginning of Year or Period	1,082,397	1,613,967	—		112,652,770	104,857,855
End of Year or Period	$2,067,528	$1,082,397	$7,511		$148,508,466	$112,652,770

	T. Rowe Price	T. Rowe Price		VanEck VIP
	Equity Income - I (1)	Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37	$1,536,771	$1,228,252	$—	$—
Realized gain (loss) on investments	347	5,552,029	7,204,511	(1,413,447)	(3,006,140)
Change in net unrealized appreciation (depreciation) on investments	(270)	9,513,801	(15,085,529)	3,867,015	(5,582,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	114	16,602,601	(6,652,766)	2,453,568	(8,588,222)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	4,474,980	4,415,614	1,269,680	1,498,141
Transfers between variable and fixed accounts, net	5,793	5,073,445	95,550	915,604	(2,879,562)
Policy maintenance charges	—	(2,967,113)	(2,832,535)	(1,019,089)	(1,171,479)
Policy benefits and terminations	—	(1,408,284)	(1,370,806)	(714,582)	(1,219,956)
Policy loans and loan repayments	—	(119,370)	(214,198)	(115,142)	23,008
Other	—	64,493	43,766	30,129	22,703
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,793	5,118,151	137,391	366,600	(3,727,145)
NET INCREASE (DECREASE) IN NET ASSETS	5,907	21,720,752	(6,515,375)	2,820,168	(12,315,367)
NET ASSETS
Beginning of Year or Period	—	62,046,998	68,562,373	21,047,322	33,362,689
End of Year or Period	$5,907	$83,767,750	$62,046,998	$23,867,490	$21,047,322

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-37

Variable Account
Period Ended
December 31,
2019
Vanguard VIF
Mid-Cap Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—
Realized gain (loss) on investments	—
Change in net unrealized appreciation (depreciation) on investments	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—
Transfers between variable and fixed accounts, net	255
Policy maintenance charges	—
Policy benefits and terminations	—
Policy loans and loan repayments	—
Other	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	255
NET INCREASE (DECREASE) IN NET ASSETS	256
NET ASSETS
Beginning of Period	—
End of Period	$256

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2019	$11.68	416,898	$4,868,941	0.00%	0.00%	10.92%
2018	10.53	167,311	1,761,577	0.00%	0.00%	(1.94)%
2017	10.74	145,779	1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond Class I
2019	$18.73	4,750,329	$88,954,434	0.00%	0.00%	13.00%
2018	16.57	4,715,224	78,141,430	0.00%	0.00%	(1.36)%
2017	16.80	4,041,066	67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
Floating Rate Income Class I
2019	$12.58	2,626,548	$33,054,004	0.00%	0.00%	8.11%
2018	11.64	887,439	10,330,388	0.00%	0.00%	(0.03)%
2017	11.64	327,340	3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
High Yield Bond Class I
2019	$83.46	924,934	$77,198,296	0.00%	0.00%	13.98%
2018	73.22	897,767	65,738,787	0.00%	0.00%	(3.27)%
2017	75.70	1,170,958	88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
High Yield Bond Class P (4)
12/20/2019 - 12/31/2019	$10.33	8	$85	0.00%	0.00%	0.09%
Inflation Managed Class I
2019	$64.75	1,078,327	$69,823,639	0.00%	0.00%	8.64%
2018	59.60	1,148,124	68,429,647	0.00%	0.00%	(2.15)%
2017	60.91	1,282,494	78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
Inflation Strategy Class I
2019	$11.40	150,907	$1,721,012	0.00%	0.00%	7.81%
2018	10.58	154,745	1,636,982	0.00%	0.00%	(1.54)%
2017	10.74	175,180	1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
Managed Bond Class I
2019	$75.22	3,396,868	$255,502,200	0.00%	0.00%	8.49%
2018	69.33	3,551,282	246,210,774	0.00%	0.00%	(0.60)%
2017	69.75	3,780,655	263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
Managed Bond Class P (4)
12/20/2019 - 12/31/2019	$9.98	23	$234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2019	$13.81	6,308,357	$87,104,910	0.00%	0.00%	4.22%
2018	13.25	6,044,529	80,079,874	0.00%	0.00%	1.14%
2017	13.10	5,442,202	71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
Emerging Markets Debt Class I
2019	$13.03	820,079	$10,689,519	0.00%	0.00%	9.52%
2018	11.90	790,914	9,413,392	0.00%	0.00%	(5.45)%
2017	12.59	569,579	7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-39

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Comstock Class I
2019	$28.49	2,220,468	$63,269,136	0.00%	0.00%	24.72%
2018	22.85	2,311,206	52,802,349	0.00%	0.00%	(12.37)%
2017	26.07	2,386,466	62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
Developing Growth Class I
2019	$36.58	673,172	$24,624,848	0.00%	0.00%	31.90%
2018	27.73	744,024	20,633,830	0.00%	0.00%	5.55%
2017	26.27	830,450	21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
Dividend Growth Class I
2019	$39.77	2,207,768	$87,800,331	0.00%	0.00%	30.64%
2018	30.44	2,294,181	69,839,212	0.00%	0.00%	(1.28)%
2017	30.84	2,445,375	75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
Equity Index Class I
2019	$156.14	5,233,653	$817,172,061	0.00%	0.00%	31.10%
2018	119.10	5,493,537	654,285,469	0.00%	0.00%	(4.73)%
2017	125.01	5,817,356	727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
Equity Index Class P (4)
12/05/2019 - 12/31/2019	$11.42	171	$1,955	0.00%	0.00%	3.74%
Focused Growth Class I
2019	$46.15	882,612	$40,736,219	0.00%	0.00%	35.46%
2018	34.07	926,960	31,582,460	0.00%	0.00%	4.99%
2017	32.45	977,431	31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
Growth Class I
2019	$150.48	1,916,770	$288,429,171	0.00%	0.00%	38.13%
2018	108.94	2,023,457	220,426,360	0.00%	0.00%	2.40%
2017	106.38	2,154,781	229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
Large-Cap Growth Class I
2019	$24.75	2,812,419	$69,613,091	0.00%	0.00%	32.34%
2018	18.70	2,996,469	56,042,038	0.00%	0.00%	1.89%
2017	18.36	3,136,938	57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
Large-Cap Value Class I
2019	$39.70	3,301,612	$131,089,688	0.00%	0.00%	28.46%
2018	30.91	3,429,714	106,003,437	0.00%	0.00%	(9.35)%
2017	34.09	3,596,260	122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
Large-Cap Value Class P (4)
12/20/2019 - 12/31/2019	$11.27	25	$277	0.00%	0.00%	0.33%
Main Street Core Class I
2019	$143.76	1,519,570	$218,453,104	0.00%	0.00%	32.13%
2018	108.80	1,691,823	184,071,123	0.00%	0.00%	(7.74)%
2017	117.93	1,732,345	204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity Class I
2019	$61.25	2,160,175	$132,314,856	0.00%	0.00%	20.84%
2018	50.69	2,197,861	111,402,477	0.00%	0.00%	(9.72)%
2017	56.14	2,128,043	119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
Mid-Cap Growth Class I
2019	$29.20	2,846,759	$83,131,496	0.00%	0.00%	38.45%
2018	21.09	2,911,169	61,402,963	0.00%	0.00%	0.16%
2017	21.06	2,965,957	62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
Mid-Cap Value Class I
2019	$39.94	351,564	$14,041,545	0.00%	0.00%	29.94%
2018	30.74	350,206	10,764,614	0.00%	0.00%	(14.79)%
2017	36.07	366,995	13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
Mid-Cap Value Class P (4)
12/05/2019 - 12/31/2019	$11.24	23	$253	0.00%	0.00%	3.26%
Small-Cap Equity Class I
2019	$36.55	691,300	$25,264,681	0.00%	0.00%	23.96%
2018	29.48	686,654	20,244,694	0.00%	0.00%	(12.91)%
2017	33.85	1,060,075	35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
Small-Cap Index Class I
2019	$45.93	5,121,812	$235,221,748	0.00%	0.00%	24.80%
2018	36.80	5,266,384	193,805,595	0.00%	0.00%	(11.55)%
2017	41.61	5,727,336	238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
Small-Cap Index Class P (4)
12/05/2019 - 12/31/2019	$11.48	22	$254	0.00%	0.00%	3.44%
Small-Cap Value Class I
2019	$55.76	1,220,268	$68,043,066	0.00%	0.00%	22.58%
2018	45.49	1,270,225	57,779,540	0.00%	0.00%	(16.29)%
2017	54.34	1,357,500	73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
Small-Cap Value Class P (4)
12/31/2019 - 12/31/2019	$11.59	110	$1,275	0.00%	0.00%	(0.39)%
Value Advantage Class I
2019	$19.54	287,948	$5,625,687	0.00%	0.00%	26.96%
2018	15.39	173,629	2,671,883	0.00%	0.00%	(9.06)%
2017	16.92	151,366	2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
Emerging Markets Class I
2019	$56.47	3,072,067	$173,475,670	0.00%	0.00%	25.60%
2018	44.96	3,149,480	141,595,065	0.00%	0.00%	(11.99)%
2017	51.09	3,152,903	161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
Emerging Markets Class P (4)
12/20/2019 - 12/31/2019	$11.73	289	$3,394	0.00%	0.00%	0.18%
International Large-Cap Class I
2019	$21.63	9,991,096	$216,113,684	0.00%	0.00%	28.03%
2018	16.89	10,003,272	169,005,070	0.00%	0.00%	(11.81)%
2017	19.16	9,627,555	184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-41

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Large-Cap Class P (4)
12/20/2019 - 12/31/2019	$11.30	729	$8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2019	$16.28	2,709,524	$44,120,555	0.00%	0.00%	20.07%
2018	13.56	2,635,660	35,744,980	0.00%	0.00%	(22.16)%
2017	17.42	2,008,375	34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
International Small-Cap Class P (4)
12/20/2019 - 12/31/2019	$11.49	229	$2,636	0.00%	0.00%	0.92%
International Value Class I
2019	$32.20	4,156,543	$133,840,159	0.00%	0.00%	16.60%
2018	27.62	4,221,200	116,570,440	0.00%	0.00%	(14.96)%
2017	32.47	4,286,343	139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
Health Sciences Class I
2019	$81.84	969,508	$79,347,224	0.00%	0.00%	25.77%
2018	65.07	1,073,264	69,841,595	0.00%	0.00%	7.90%
2017	60.31	1,110,267	66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
Real Estate Class I
2019	$84.60	1,097,955	$92,882,541	0.00%	0.00%	31.28%
2018	64.44	1,144,760	73,765,158	0.00%	0.00%	(7.45)%
2017	69.62	1,260,249	87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
Technology Class I
2019	$17.30	1,784,422	$30,872,221	0.00%	0.00%	36.32%
2018	12.69	1,889,298	23,978,116	0.00%	0.00%	1.79%
2017	12.47	1,831,834	22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
Technology Class P (4)
12/31/2019 - 12/31/2019	$11.09	230	$2,551	0.00%	0.00%	1.83%
Currency Strategies Class I
2019	$11.35	87,273	$990,232	0.00%	0.00%	0.57%
2018	11.28	104,184	1,175,418	0.00%	0.00%	5.87%
2017	10.66	73,461	782,859	0.00%	0.00%	(3.59)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
Pacific Dynamix - Conservative Growth Class I
2019	$21.12	579,729	$12,244,024	0.00%	0.00%	15.47%
2018	18.29	501,015	9,164,288	0.00%	0.00%	(3.84)%
2017	19.02	506,025	9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
Pacific Dynamix - Moderate Growth Class I
2019	$24.81	2,619,824	$65,004,271	0.00%	0.00%	18.94%
2018	20.86	2,301,791	48,018,412	0.00%	0.00%	(5.53)%
2017	22.08	1,948,157	43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
Pacific Dynamix - Moderate Growth Class P (4)
12/23/2019 - 12/31/2019	$10.39	4,556	$47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2019	$29.02	2,924,588	$84,870,166	0.00%	0.00%	22.94%
2018	23.61	2,659,611	62,780,646	0.00%	0.00%	(7.28)%
2017	25.46	2,256,763	57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-42

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative Class I
2019	$14.37	1,144,298	$16,443,939	0.00%	0.00%	12.20%
2018	12.81	975,302	12,491,565	0.00%	0.00%	(3.38)%
2017	13.26	1,133,653	15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
Portfolio Optimization Moderate-Conservative Class I
2019	$15.69	3,430,829	$53,817,810	0.00%	0.00%	15.28%
2018	13.61	3,525,034	47,966,985	0.00%	0.00%	(4.99)%
2017	14.32	3,757,613	53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
Portfolio Optimization Moderate Class I
2019	$16.90	14,309,533	$241,840,587	0.00%	0.00%	18.46%
2018	14.27	15,440,564	220,291,870	0.00%	0.00%	(6.55)%
2017	15.27	16,249,004	248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
Portfolio Optimization Growth Class I
2019	$18.13	19,347,325	$350,862,318	0.00%	0.00%	21.65%
2018	14.91	20,444,339	304,762,868	0.00%	0.00%	(8.19)%
2017	16.24	21,030,059	341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
Portfolio Optimization Aggressive-Growth Class I
2019	$18.71	9,136,572	$170,953,835	0.00%	0.00%	23.76%
2018	15.12	9,260,158	140,002,827	0.00%	0.00%	(9.39)%
2017	16.69	9,461,777	157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
PSF DFA Balanced Allocation Class D
2019	$13.38	678,497	$9,076,243	0.00%	0.00%	19.75%
2018	11.17	307,824	3,438,647	0.00%	0.00%	(6.19)%
2017	11.91	144,930	1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco Oppenheimer V.I. Global Series II
2019	$18.90	736,252	$13,917,335	0.65%	0.00%	31.45%
2018	14.38	694,820	9,991,473	0.75%	0.00%	(13.39)%
2017	16.60	610,541	10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
Invesco Oppenheimer V.I. Main Street Small Cap Series I
2019	$11.27	79,010	$890,220	0.21%	0.00%	26.47%
05/25/2018 - 12/31/2018	8.91	52,965	471,863	0.08%	0.00%	(15.28)%
Invesco V.I. International Growth Series I (4)
12/31/2019 - 12/31/2019	$11.16	190	$2,126	0.00%	0.00%	1.00%
Invesco V.I. International Growth Series II
2019	$16.06	1,978,911	$31,782,959	1.29%	0.00%	28.24%
2018	12.52	2,121,954	26,575,849	1.82%	0.00%	(15.20)%
2017	14.77	2,158,059	31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
American Century VP Mid Cap Value Class I (4)
12/31/2019 - 12/31/2019	$11.52	148	$1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2019	$24.25	1,432,391	$34,728,746	1.91%	0.00%	28.99%
2018	18.80	1,500,051	28,194,817	1.34%	0.00%	(12.96)%
2017	21.59	1,176,754	25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
American Funds IS Asset Allocation Class 2 (4)
12/27/2019 - 12/31/2019	$10.91	1,674	$18,254	0.00%	0.00%	(0.34)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-43

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Asset Allocation Class 4
2019	$32.43	2,317,682	$75,162,694	1.85%	0.00%	20.93%
2018	26.82	1,927,708	51,697,865	1.50%	0.00%	(4.83)%
2017	28.18	1,797,931	50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 2 (4)
12/20/2019 - 12/31/2019	$11.59	1,103	$12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2019	$41.05	2,277,276	$93,471,721	0.57%	0.00%	30.44%
2018	31.47	2,330,860	73,345,154	0.25%	0.00%	(0.50)%
2017	31.63	2,410,313	76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 2 (4)
12/20/2019 - 12/31/2019	$11.23	284	$3,195	0.00%	0.00%	0.06%
American Funds IS Growth-Income Class 4
2019	$33.75	3,036,847	$102,500,031	1.52%	0.00%	25.85%
2018	26.82	3,035,465	81,406,628	1.24%	0.00%	(2.06)%
2017	27.38	3,106,257	85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2019	$26.53	778,206	$20,648,537	2.19%	0.00%	23.53%
2018	21.48	812,181	17,445,030	1.53%	0.00%	(8.11)%
2017	23.38	885,032	20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
BlackRock Global Allocation V.I. Class III
2019	$24.88	2,562,814	$63,772,435	1.27%	0.00%	17.75%
2018	21.13	2,756,653	58,253,061	0.87%	0.00%	(7.58)%
2017	22.86	2,704,263	61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2019	$13.13	250,553	$3,288,960	3.81%	0.00%	21.41%
2018	10.81	79,395	858,434	1.10%	0.00%	(4.94)%
2017	11.37	61,462	699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
DFA VA International Value (4)
12/20/2019 - 12/31/2019	$11.58	11	$128	0.00%	0.00%	0.33%
BNY Mellon VIF Appreciation Service Shares
2019	$20.00	58,055	$1,161,046	0.89%	0.00%	35.78%
2018	14.73	38,044	560,348	1.04%	0.00%	(7.10)%
2017	15.86	29,840	473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
Fidelity VIP Contrafund Initial Class (4)
12/20/2019 - 12/31/2019	$11.15	574	$6,394	0.00%	0.00%	0.19%
Fidelity VIP Contrafund Service Class 2
2019	$36.30	1,714,933	$62,244,855	0.22%	0.00%	31.27%
2018	27.65	1,883,320	52,071,479	0.44%	0.00%	(6.64)%
2017	29.62	1,995,114	59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2019	$17.74	88,951	$1,577,897	1.91%	0.00%	15.75%
2018	15.33	85,992	1,317,857	1.44%	0.00%	(4.26)%
2017	16.01	90,352	1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-44

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2019	$18.11	132,674	$2,402,373	1.88%	0.00%	17.97%
2018	15.35	136,873	2,100,830	1.22%	0.00%	(5.28)%
2017	16.20	211,178	3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2019	$18.07	446,994	$8,076,758	1.76%	0.00%	19.88%
2018	15.07	458,084	6,904,613	1.20%	0.00%	(6.08)%
2017	16.05	514,191	8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2019	$19.07	699,574	$13,340,689	1.98%	0.00%	21.51%
2018	15.69	575,427	9,030,556	1.27%	0.00%	(6.78)%
2017	16.83	595,571	10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2019	$19.02	705,639	$13,423,558	1.88%	0.00%	24.11%
2018	15.33	633,972	9,717,247	1.06%	0.00%	(8.05)%
2017	16.67	688,721	11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2019	$20.39	564,887	$11,519,396	1.74%	0.00%	27.13%
2018	16.04	465,513	7,467,048	1.02%	0.00%	(9.50)%
2017	17.72	409,702	7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2019	$20.69	493,443	$10,210,423	1.70%	0.00%	28.25%
2018	16.13	411,180	6,634,010	1.00%	0.00%	(10.13)%
2017	17.95	354,672	6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
Fidelity VIP Freedom Income Portfolio Service Class 2
2019	$15.82	91,392	$1,445,712	1.85%	0.00%	11.63%
2018	14.17	96,545	1,368,061	1.48%	0.00%	(2.27)%
2017	14.50	97,677	1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
Fidelity VIP Government Money Market Service Class
2019	$10.42	15,544,800	$162,012,845	1.89%	0.00%	1.92%
2018	10.23	18,262,361	186,755,419	1.55%	0.00%	1.55%
2017	10.07	14,255,248	143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2019	$40.10	282,546	$11,329,627	0.05%	0.00%	33.98%
2018	29.93	312,428	9,350,793	0.04%	0.00%	(0.43)%
2017	30.06	382,067	11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
Fidelity VIP International Index Service Class 2 (4)
12/13/2019 - 12/31/2019	$11.39	253	$2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Service Class 2
2019	$33.45	948,657	$31,731,256	0.68%	0.00%	23.17%
2018	27.16	997,903	27,099,060	0.40%	0.00%	(14.77)%
2017	31.86	1,260,670	40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-45

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Value Strategies Service Class 2
2019	$27.86	210,186	$5,855,139	1.48%	0.00%	34.10%
2018	20.77	201,665	4,189,319	0.72%	0.00%	(17.50)%
2017	25.18	268,653	6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
Templeton Foreign VIP Class 2
2019	$13.35	1,551,281	$20,705,105	1.73%	0.00%	12.53%
2018	11.86	1,657,982	19,665,437	2.68%	0.00%	(15.44)%
2017	14.03	1,843,186	25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
Templeton Global Bond VIP Class 1 (4)
12/13/2019 - 12/31/2019	$10.14	284	$2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2019	$12.94	3,215,145	$41,607,808	7.09%	0.00%	2.01%
2018	12.69	3,267,408	41,449,773	0.00%	0.00%	1.94%
2017	12.44	2,603,285	32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
Janus Henderson Enterprise Institutional Shares (4)
12/31/2019 - 12/31/2019	$10.90	195	$2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2019	$38.16	888,143	$33,889,504	0.05%	0.00%	35.16%
2018	28.23	808,957	22,838,668	0.11%	0.00%	(0.66)%
2017	28.42	659,947	18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
Janus Henderson Overseas Service Shares
2019	$11.78	1,412,667	$16,643,856	1.84%	0.00%	26.71%
2018	9.30	1,477,959	13,742,893	1.39%	0.00%	(15.14)%
2017	10.96	2,699,606	29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2019	$13.89	106,485	$1,478,601	0.05%	0.00%	17.79%
2018	11.79	123,198	1,452,341	1.41%	0.00%	(6.57)%
2017	12.62	108,305	1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
Lazard Retirement International Equity Service Class
2019	$10.49	100,044	$1,049,940	0.40%	0.00%	21.00%
06/06/2018 - 12/31/2018	8.67	38,623	334,977	5.98%	0.00%	(13.91)%
ClearBridge Variable Aggressive Growth - Class II
2019	$27.10	831,329	$22,526,620	0.78%	0.00%	24.75%
2018	21.72	819,363	17,798,047	0.36%	0.00%	(8.57)%
2017	23.76	967,177	22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
ClearBridge Variable Mid Cap - Class II
2019	$25.26	805,291	$20,339,440	0.36%	0.00%	32.65%
2018	19.04	475,548	9,054,596	0.17%	0.00%	(12.80)%
2017	21.83	636,772	13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
Western Asset Variable Global High Yield Bond - Class II
2019	$12.43	40,942	$508,800	5.07%	0.00%	14.01%
2018	10.90	38,884	423,830	4.58%	0.00%	(4.16)%
2017	11.37	75,413	857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (5)	0.00%	(9.30)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-46

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Bond Debenture Class VC
2019	$13.27	1,428,573	$18,956,660	4.33%	0.00%	13.35%
2018	11.71	1,138,822	13,331,485	5.68%	0.00%	(4.02)%
2017	12.20	847,582	10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
Lord Abbett Developing Growth Class VC
2019	$25.92	952,892	$24,698,255	0.00%	0.00%	31.77%
2018	19.67	885,228	17,413,049	0.00%	0.00%	4.88%
2017	18.75	675,697	12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
Lord Abbett Fundamental Equity Class VC
2019	$23.00	283,051	$6,510,284	1.27%	0.00%	21.51%
2018	18.93	291,903	5,525,168	1.50%	0.00%	(8.16)%
2017	20.61	307,699	6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
Lord Abbett Total Return Class VC
2019	$11.91	4,631,369	$55,161,023	2.83%	0.00%	8.41%
2018	10.99	4,155,870	45,658,033	3.07%	0.00%	(1.03)%
2017	11.10	4,107,392	45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
M Capital Appreciation
2019	$105.83	573,228	$60,664,838	0.33%	0.00%	28.85%
2018	82.13	613,966	50,426,895	0.28%	0.00%	(14.15)%
2017	95.67	674,210	64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
M International Equity
2019	$38.15	1,757,542	$67,054,924	2.95%	0.00%	20.32%
2018	31.71	1,609,349	51,029,338	1.33%	0.00%	(20.57)%
2017	39.92	1,905,029	76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
M Large Cap Growth
2019	$80.61	770,602	$62,116,514	0.00%	0.00%	36.09%
2018	59.23	795,354	47,108,763	0.00%	0.00%	(4.95)%
2017	62.32	805,188	50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
M Large Cap Value
2019	$33.49	863,778	$28,924,514	1.73%	0.00%	21.52%
2018	27.56	924,495	25,476,059	1.42%	0.00%	(12.07)%
2017	31.34	969,099	30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
MFS New Discovery Series - Initial Class (4)
12/13/2019 - 12/31/2019	$11.30	385	$4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2019	$33.69	876,290	$29,521,030	0.00%	0.00%	41.27%
2018	23.85	580,128	13,833,900	0.00%	0.00%	(1.72)%
2017	24.26	1,094,536	26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
MFS Utilities Series - Service Class
2019	$23.26	599,411	$13,941,187	3.80%	0.00%	24.80%
2018	18.64	600,878	11,198,065	0.85%	0.00%	0.81%
2017	18.49	630,731	11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-47

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS Value Series - Initial Class (4)
12/13/2019 - 12/31/2019	$11.26	384	$4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2019	$15.07	1,517,487	$22,867,919	2.00%	0.00%	29.51%
2018	11.64	1,340,620	15,599,821	1.27%	0.00%	(10.36)%
2017	12.98	1,338,421	17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Sustainable Equity Class I
2019	$20.48	28,899	$591,916	0.39%	0.00%	25.88%
2018	16.27	36,387	592,049	0.50%	0.00%	(5.73)%
2017	17.26	26,217	452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2019	$12.50	544,179	$6,802,653	2.08%	0.00%	16.96%
2018	10.69	557,552	5,959,129	1.59%	0.00%	(5.61)%
2017	11.32	612,282	6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
PIMCO Income - Administrative Class
2019	$10.97	281,310	$3,085,100	3.52%	0.00%	8.58%
06/05/2018 - 12/31/2018	10.10	29,702	299,995	3.49%	0.00%	0.92%
Royce Micro-Cap Service Class
2019	$15.02	150,104	$2,254,252	0.00%	0.00%	19.24%
2018	12.60	165,710	2,087,141	0.00%	0.00%	(9.29)%
2017	13.88	149,935	2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
State Street Total Return V.I.S. Class 3
2019	$18.07	114,403	$2,067,528	3.28%	0.00%	15.57%
2018	15.64	69,217	1,082,397	1.65%	0.00%	(6.61)%
2017	16.74	96,389	1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
T. Rowe Price Blue Chip Growth - I (4)
12/05/2019 - 12/31/2019	$11.06	679	$7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2019	$45.45	3,267,610	$148,508,466	0.00%	0.00%	29.58%
2018	35.07	3,211,817	112,652,770	0.00%	0.00%	1.65%
2017	34.51	3,038,914	104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
T. Rowe Price Equity Income - I (4)
12/05/2019 - 12/31/2019	$11.39	519	$5,907	13.99%	0.00%	3.75%
T. Rowe Price Equity Income - II
2019	$26.95	3,107,815	$83,767,750	2.11%	0.00%	26.04%
2018	21.38	2,901,473	62,046,998	1.79%	0.00%	(9.69)%
2017	23.68	2,895,397	68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
VanEck VIP Global Hard Assets Initial Class
2019	$16.59	1,438,768	$23,867,490	0.00%	0.00%	11.87%
2018	14.83	1,419,346	21,047,322	0.00%	0.00%	(28.28)%
2017	20.68	1,613,669	33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
Vanguard VIF Mid-Cap Index (4)
12/20/2019 - 12/31/2019	$10.57	24	$256	0.00%	0.00%	0.29%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-48

Explanation of References for Financial Highlights on pages SA-39 to SA-48

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2019 (See Note 1 in Notes to Financial Statements).

(5)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

SA-49

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2019, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc.,Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2019 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following eight Variable Accounts changed names during 2019:

Currently named	Formerly named
Invesco Oppenheimer V.I. Global Series II	Oppenheimer Global Fund/VA Service shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Oppenheimer Main Street Small Cap/VA Non-Service Shares
BlackRock 60/40 Target Allocation ETF V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
BNY Mellon VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares
M Capital Appreciation	Variable Account III
M International Equity	Variable Account I
M Large Cap Growth	Variable Account II
M Large Cap Value	Variable Account V

The following twenty seven Variable Accounts commenced or resumed operations during 2019:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
High Yield Bond Class P	December 20, 2019	American Funds IS Asset Allocation Class 2	December 27, 2019
Managed Bond Class P	December 20, 2019	American Funds IS Growth Class 2	December 20, 2019
Equity Index Class P	December 05, 2019	American Funds IS Growth-Income Class 2	December 20, 2019
Large-Cap Value Class P	December 20, 2019	DFA VA International Value	December 20, 2019
Mid-Cap Value Class P	December 05, 2019	Fidelity VIP Contrafund Initial Class	December 20, 2019
Small-Cap Index Class P	December 05, 2019	Fidelity VIP International Index Service Class 2	December 13, 2019
Small-Cap Value Class P	December 31, 2019	Templeton Global Bond VIP Class 1	December 13, 2019
Emerging Markets Class P	December 20, 2019	Janus Henderson Enterprise Institutional Shares	December 31, 2019
International Large-Cap Class P	December 20, 2019	MFS New Discovery Series - Initial Class	December 13, 2019
International Small-Cap Class P	December 20, 2019	MFS Value Series - Initial Class	December 13, 2019
Technology Class P	December 31, 2019	T. Rowe Price Blue Chip Growth - I	December 05, 2019
Pacific Dynamix - Moderate Growth Class P	December 23, 2019	T. Rowe Price Equity Income - I	December 05, 2019
Invesco V.I. International Growth Series I	December 31, 2019	Vanguard VIF Mid-Cap Index	December 20, 2019
American Century VP Mid Cap Value Class I	December 31, 2019

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Diversified Alternatives Class I and Equity Long/Short Class I Variable Accounts were liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers

SA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date was transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

On March 29, 2018, the BlackRock iShares Dynamic Fixed Income V.I. Class I and BlackRock iShares Equity Appreciation V.I. Class I Variable Accounts were liquidated. On August 31, 2018, the BlackRock iShares Alternative Strategies V.I. Class I Variable Account was liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2018, no other information for these Variable Accounts are included in this annual report.

On June 28, 2018, the net assets of the Pacific Select Fund’s Long/Short Large-Cap Portfolio Class I, the underlying Portfolio for the Long/Short Large-Cap Variable Account, were transferred to the Pacific Select Fund Main Street Core Portfolio Class I, the underlying Portfolio for the Main Street Core Variable Account through a reorganization (the “2018 Reorganization”). In connection with the 2018 Reorganization, any units that remained in the Long/Short Large-Cap Variable Account after the close of business on June 28, 2018 were transferred to the Main Street Core Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on June 28, 2018. The Long/Short Large-Cap Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

SA-51

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2019.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2019, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated  by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2019, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-52

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2019 and 2018 were as follows:

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	342,643	(93,056)	249,587	71,094	(49,563)	21,531
Diversified Bond Class I	859,102	(823,997)	35,105	1,810,588	(1,136,430)	674,158
Floating Rate Income Class I	2,148,127	(409,018)	1,739,109	638,814	(78,715)	560,099
High Yield Bond Class I	404,611	(377,444)	27,167	350,265	(623,455)	(273,190)
High Yield Bond Class P	8	—	8
Inflation Managed Class I	112,881	(182,678)	(69,797)	138,784	(273,153)	(134,369)
Inflation Strategy Class I	31,747	(35,585)	(3,838)	23,268	(43,702)	(20,434)
Managed Bond Class I	372,441	(526,855)	(154,414)	491,166	(720,539)	(229,373)
Managed Bond Class P	23	—	23
Short Duration Bond Class I	1,158,894	(895,066)	263,828	1,725,626	(1,123,299)	602,327
Emerging Markets Debt Class I	129,618	(100,453)	29,165	705,498	(484,163)	221,335
Comstock Class I	258,978	(349,716)	(90,738)	356,562	(431,822)	(75,260)
Developing Growth Class I	30	(70,882)	(70,852)	3,843	(90,268)	(86,425)
Dividend Growth Class I	351,425	(437,838)	(86,413)	216,561	(367,756)	(151,195)
Equity Index Class I	507,615	(767,499)	(259,884)	709,547	(1,033,367)	(323,820)
Equity Index Class P	171	—	171
Focused Growth Class I	142,281	(186,629)	(44,348)	165,456	(215,928)	(50,472)
Growth Class I	142,719	(249,406)	(106,687)	125,281	(256,605)	(131,324)
Large-Cap Growth Class I	489,377	(673,427)	(184,050)	571,461	(711,930)	(140,469)
Large-Cap Value Class I	353,863	(481,965)	(128,102)	380,335	(546,881)	(166,546)
Large-Cap Value Class P	25	—	25
Main Street Core Class I	82,866	(255,119)	(172,253)	209,926	(250,448)	(40,522)
Mid-Cap Equity Class I	504,250	(541,936)	(37,686)	368,789	(298,970)	69,819
Mid-Cap Growth Class I	547,431	(611,841)	(64,410)	367,644	(422,432)	(54,788)
Mid-Cap Value Class I	83,175	(81,817)	1,358	68,339	(85,128)	(16,789)
Mid-Cap Value Class P	23	—	23
Small-Cap Equity Class I	132,836	(128,190)	4,646	142,648	(516,069)	(373,421)
Small-Cap Index Class I	738,590	(883,162)	(144,572)	1,198,337	(1,659,289)	(460,952)
Small-Cap Index Class P	22	—	22
Small-Cap Value Class I	166,198	(216,155)	(49,957)	178,504	(265,779)	(87,275)
Small-Cap Value Class P	110	—	110
Value Advantage Class I	149,504	(35,185)	114,319	52,727	(30,464)	22,263
Emerging Markets Class I	415,185	(492,598)	(77,413)	608,594	(612,017)	(3,423)
Emerging Markets Class P	289	—	289
International Large-Cap Class I	1,229,957	(1,242,133)	(12,176)	1,661,990	(1,286,273)	375,717
International Large-Cap Class P	729	—	729
International Small-Cap Class I	483,143	(409,279)	73,864	1,087,951	(460,666)	627,285
International Small-Cap Class P	229	—	229
International Value Class I	531,712	(596,369)	(64,657)	514,023	(579,166)	(65,143)
Health Sciences Class I	130,504	(234,260)	(103,756)	295,439	(332,442)	(37,003)
Real Estate Class I	188,843	(235,648)	(46,805)	230,791	(346,279)	(115,488)
Technology Class I	309,366	(414,242)	(104,876)	771,279	(713,815)	57,464
Technology Class P	230	—	230
Currency Strategies Class I	9,775	(26,686)	(16,911)	46,500	(15,777)	30,723
Pacific Dynamix - Conservative Growth Class I	171,994	(93,280)	78,714	122,610	(127,621)	(5,011)
Pacific Dynamix - Moderate Growth Class I	637,618	(319,585)	318,033	683,970	(330,335)	353,635
Pacific Dynamix - Moderate Growth Class P	4,556	—	4,556
Pacific Dynamix - Growth Class I	768,996	(504,019)	264,977	800,554	(397,706)	402,848
Portfolio Optimization Conservative Class I	539,788	(370,792)	168,996	154,910	(313,260)	(158,350)
Portfolio Optimization Moderate-Conservative Class I	297,689	(391,894)	(94,205)	260,645	(493,224)	(232,579)
Portfolio Optimization Moderate Class I	980,966	(2,111,997)	(1,131,031)	1,200,583	(2,009,023)	(808,440)
Portfolio Optimization Growth Class I	1,362,984	(2,459,998)	(1,097,014)	1,551,894	(2,137,613)	(585,719)
Portfolio Optimization Aggressive-Growth Class I	782,732	(906,318)	(123,586)	765,540	(967,159)	(201,619)
PSF DFA Balanced Allocation Class D	435,686	(65,013)	370,673	208,407	(45,513)	162,894

SA-53

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Oppenheimer V.I. Global Series II	282,073	(240,641)	41,432	406,958	(322,679)	84,279
Invesco Oppenheimer V.I. Main Street Small Cap Series I	64,621	(38,576)	26,045	53,883	(918)	52,965
Invesco V.I. International Growth Series I	190	—	190
Invesco V.I. International Growth Series II	317,726	(460,769)	(143,043)	499,056	(535,161)	(36,105)
American Century VP Mid Cap Value Class I	148	—	148
American Century VP Mid Cap Value Class II	371,485	(439,145)	(67,660)	879,225	(555,928)	323,297
American Funds IS Asset Allocation Class 2	1,674	—	1,674
American Funds IS Asset Allocation Class 4	684,652	(294,678)	389,974	476,669	(346,892)	129,777
American Funds IS Growth Class 2	1,103	—	1,103
American Funds IS Growth Class 4	284,686	(338,270)	(53,584)	342,163	(421,616)	(79,453)
American Funds IS Growth-Income Class 2	284	—	284
American Funds IS Growth-Income Class 4	397,245	(395,863)	1,382	388,218	(459,011)	(70,793)
BlackRock Basic Value V.I. Class III	58,545	(92,520)	(33,975)	61,157	(134,009)	(72,852)
BlackRock Global Allocation V.I. Class III	365,283	(559,122)	(193,839)	553,083	(500,693)	52,390
BlackRock 60/40 Target Allocation ETF V.I. Class I	203,611	(32,453)	171,158	47,679	(29,746)	17,933
DFA VA International Value	11	—	11
BNY Mellon VIF Appreciation Service Shares	32,385	(12,374)	20,011	15,917	(7,713)	8,204
Fidelity VIP Contrafund Initial Class	574	—	574
Fidelity VIP Contrafund Service Class 2	164,002	(332,389)	(168,387)	224,291	(336,084)	(111,793)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	14,725	(11,766)	2,959	11,014	(15,374)	(4,360)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	16,025	(20,224)	(4,199)	12,515	(86,820)	(74,305)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	115,018	(126,108)	(11,090)	76,249	(132,356)	(56,107)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	219,367	(95,220)	124,147	118,531	(138,675)	(20,144)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	196,538	(124,871)	71,667	188,384	(243,133)	(54,749)
Fidelity VIP Freedom 2035 Portfolio Service Class 2	163,434	(64,060)	99,374	143,819	(88,008)	55,811
Fidelity VIP Freedom 2045 Portfolio Service Class 2	146,101	(63,838)	82,263	121,048	(64,540)	56,508
Fidelity VIP Freedom Income Portfolio Service Class 2	6,598	(11,751)	(5,153)	14,152	(15,284)	(1,132)
Fidelity VIP Government Money Market Service Class	19,635,429	(22,352,990)	(2,717,561)	22,879,778	(18,872,664)	4,007,114
Fidelity VIP Growth Service Class 2	49,989	(79,871)	(29,882)	66,483	(136,122)	(69,639)
Fidelity VIP International Index Service Class 2	253	—	253
Fidelity VIP Mid Cap Service Class 2	162,255	(211,501)	(49,246)	132,609	(395,377)	(262,768)
Fidelity VIP Value Strategies Service Class 2	53,843	(45,322)	8,521	29,077	(96,065)	(66,988)
Templeton Foreign VIP Class 2	304,744	(411,445)	(106,701)	305,173	(490,377)	(185,204)
Templeton Global Bond VIP Class 1	284	—	284
Templeton Global Bond VIP Class 2	405,512	(457,775)	(52,263)	1,167,695	(503,571)	664,124
Janus Henderson Enterprise Institutional Shares	195	—	195
Janus Henderson Enterprise Service Shares	339,284	(260,098)	79,186	330,779	(181,769)	149,010
Janus Henderson Overseas Service Shares	189,126	(254,418)	(65,292)	288,036	(1,509,683)	(1,221,647)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	20,030	(36,743)	(16,713)	40,974	(26,081)	14,893
Lazard Retirement International Equity Service Shares	67,975	(6,554)	61,421	38,868	(245)	38,623
ClearBridge Variable Aggressive Growth - Class II	253,253	(241,287)	11,966	153,015	(300,829)	(147,814)
ClearBridge Variable Mid Cap - Class II	407,700	(77,957)	329,743	72,076	(233,300)	(161,224)
Western Asset Variable Global High Yield Bond - Class II	8,737	(6,679)	2,058	4,004	(40,533)	(36,529)
Lord Abbett Bond Debenture Class VC	603,039	(313,288)	289,751	595,547	(304,307)	291,240
Lord Abbett Developing Growth Class VC	363,186	(295,522)	67,664	557,664	(348,134)	209,530
Lord Abbett Fundamental Equity Class VC	73,323	(82,175)	(8,852)	30,836	(46,632)	(15,796)
Lord Abbett Total Return Class VC	1,205,556	(730,057)	475,499	1,128,152	(1,079,675)	48,477
M Capital Appreciation	88,847	(129,585)	(40,738)	152,340	(212,584)	(60,244)
M International Equity	361,079	(212,886)	148,193	249,669	(545,348)	(295,679)
M Large Cap Growth	225,844	(250,596)	(24,752)	238,726	(248,559)	(9,833)
M Large Cap Value	228,586	(289,303)	(60,717)	263,907	(308,512)	(44,605)
MFS New Discovery Series - Initial Class	385	—	385
MFS New Discovery Series - Service Class	442,594	(146,432)	296,162	327,534	(841,943)	(514,409)
MFS Utilities Series - Service Class	201,957	(203,424)	(1,467)	145,124	(174,977)	(29,853)
MFS Value Series - Initial Class	384	—	384
MFS Value Series - Service Class	471,194	(294,327)	176,867	417,583	(415,384)	2,199
Neuberger Berman Sustainable Equity Class I	13,489	(20,977)	(7,488)	16,514	(6,343)	10,171

SA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	50,296	(63,669)	(13,373)	75,237	(129,967)	(54,730)
PIMCO Income - Administrative Class	277,435	(25,827)	251,608	33,589	(3,887)	29,702
Royce Micro-Cap Service Class	23,409	(39,015)	(15,606)	49,633	(33,857)	15,776
State Street Total Return V.I.S. Class 3	54,337	(9,151)	45,186	13,853	(41,026)	(27,173)
T. Rowe Price Blue Chip Growth - I	679	—	679
T. Rowe Price Blue Chip Growth - II	498,784	(442,991)	55,793	724,900	(551,997)	172,903
T. Rowe Price Equity Income - I	519	—	519
T. Rowe Price Equity Income - II	498,012	(291,670)	206,342	345,248	(339,172)	6,076
VanEck VIP Global Hard Assets Initial Class	405,549	(386,127)	19,422	396,788	(591,111)	(194,323)
Vanguard VIF Mid-Cap Index	24	—	24

SA-55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising the Core Income Class I, Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, High Yield Bond Class P,  Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Managed Bond Class P, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Equity Index Class P, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Large-Cap Value Class P, Main Street® Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Mid-Cap Value Class P, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Index Class P, Small-Cap Value Class I, Small-Cap Value Class P, Value Advantage Class I, Emerging Markets Class I, Emerging Markets Class P, International Large-Cap Class I, International Large-Cap Class P, International Small-Cap Class I, International Small-Cap Class P, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Technology Class P, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix - Moderate Growth Class P, Pacific Dynamix - Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service shares), Invesco Oppenheimer V.I. Main Street Small Cap Series I (Oppenheimer Main Street Small Cap/VA Non-Service Shares), Invesco V.I. International Growth Series I, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class I, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 2, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 2, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 2, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I), DFA VA International Value, BNY Mellon VIF Appreciation Service Shares (formerly Dreyfus VIF Appreciation Service Shares), Fidelity® VIP Contrafund® Initial Class, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2010 PortfolioSM Service Class 2, Fidelity VIP Freedom 2015 PortfolioSM Service Class 2, Fidelity VIP Freedom 2020 PortfolioSM Service Class 2, Fidelity VIP Freedom 2025 PortfolioSM Service Class 2, Fidelity VIP Freedom 2030 PortfolioSM Service Class 2, Fidelity VIP Freedom 2035 PortfolioSM Service Class 2, Fidelity VIP Freedom 2045 PortfolioSM Service Class 2, Fidelity VIP Freedom Income PortfolioSM Service Class 2 , Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP International Index Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 1, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Institutional Shares, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement International Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V), MFS® New Discovery Series - Initial Class, MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Initial Class, MFS Value Series - Service Class, Neuberger Berman Sustainable Equity Class I, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, PIMCO Income - Administrative Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth — I, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income — I, T. Rowe Price Equity Income — II, VanEck VIP Global Hard Assets Initial Class and Vanguard® VIF Mid-Cap Index Variable Accounts (collectively, the “Variable Accounts”) including the schedules of investments as of December 31, 2019; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Main Street Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Value Class I, Value Advantage Class I, Emerging Markets Class I, International Large-Cap Class I, International Small-Cap Class I, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix — Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service shares), Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BNY Mellon VIF Appreciation Service Shares (formerly Dreyfus VIF Appreciation Service Shares), Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2010 Portfolio Service Class 2, Fidelity VIP Freedom 2015 Portfolio Service Class 2, Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio Service Class 2, Fidelity VIP Freedom 2030 Portfolio Service Class 2, Fidelity VIP Freedom 2035 Portfolio Service Class 2, Fidelity VIP Freedom 2045 Portfolio Service Class 2, Fidelity VIP Freedom Income Portfolio Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity

SA-56

Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V),  MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, Neuberger Berman Sustainable Equity Class I, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income — II and VanEck VIP Global Hard Assets Initial Class Variable Accounts and; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for Core Income Class I, High Yield Bond Class P, Managed Bond Class P, Equity Index Class P, Large-Cap Value Class P, Mid-Cap Value Class P, Small-Cap Index Class P, Small-Cap Value Class P, Emerging Markets Class P, International Large-Cap Class P, International Small-Cap Class P, Technology Class P, Pacific Dynamix - Moderate Growth Class P, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Main Street Small Cap Series I (formerly Oppenheimer Main Street Small Cap/VA Non-Service Shares), Invesco V.I. International Growth Series I, American Century VP Mid Cap Value Class I, American Funds IS Asset Allocation Class 2, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 2, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 2, American Funds IS Growth-Income Class 4, BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I), DFA VA International Value, Fidelity VIP Contrafund Initial Class, Fidelity VIP International Index Service Class 2, Templeton Global Bond VIP Class 1, Janus Henderson Enterprise Institutional Shares, Lazard Retirement International Equity Service Class, Western Asset Variable Global High Yield Bond - Class II, MFS New Discovery Series - Initial Class, MFS Value Series - Initial Class, MFS Value Series - Service Class,  PIMCO Income - Administrative Class,  T. Rowe Price Blue Chip Growth — I, T. Rowe Price Equity Income — I and Vanguard VIF Mid-Cap Index Variable Accounts; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from May 5, 2015 (commencement of operations) through December 31, 2015
High Yield Bond Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Managed Bond Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Equity Index Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Large-Cap Value Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Mid-Cap Value Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Index Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class P	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Emerging Markets Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Large-Cap Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Technology Class P	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Moderate Growth Class P	For the period from December 23, 2019 (commencement of operations) through December 31, 2019
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, the period from June 22, 2016 (commencement of operations) through December 31, 2016

SA-57

Invesco Oppenheimer V.I. Main Street Small Cap Series I (formerly Oppenheimer Main Street Small Cap/VA Non-Service Shares)	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 25, 2018 (commencement of operations) through December 31, 2018
Invesco V.I. International Growth Series I	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class I	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 2	For the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
American Funds IS Growth Class 2	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
American Funds IS Growth-Income Class 2	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I)	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from June 24, 2015 (commencement of operations) through December 31, 2015
DFA VA International Value	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP Contrafund Initial Class	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP International Index Service Class 2	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 1	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Enterprise Institutional Shares	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 6, 2018 (commencement of operations) through December 31, 2018
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017, 2016 and the period from May 20, 2015 (commencement of operations) through December 31, 2015
MFS New Discovery Series - Initial Class	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS Value Series - Initial Class	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS Value Series - Service Class	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017, 2016 and the period from July 13, 2015 (commencement of operations) through December 31, 2015

SA-58

PIMCO Income - Administrative Class	For the year ended December 31, 2019	For the year ended December 31, 2019 the period from June 5, 2018 (commencement of operations) through December 31, 2018
T. Rowe Price Blue Chip Growth — I	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income — I	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Vanguard VIF Mid-Cap Index	For the period from December 20, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2020

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

SA-59

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2019 and 2018 and

for the years ended December 31, 2019, 2018 and 2017

and Independent Auditors’ Report

PL-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2019 and the related notes to consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence that we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2019 and 2018, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Notes 1 and 6 to the consolidated financial statements, the accompanying consolidated financial statements have been reclassified to give effect to the discontinued operations of the aircraft leasing business.

March 5, 2020

PL-2

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,
(In Millions, except share data)	2019	2018
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value	$61,806	$51,180
Fair value option securities (includes VIE assets of $977 and $954)	1,584	1,488
Mortgage loans (includes VIE assets of $1,800 and $1,800)	16,388	14,886
Policy loans	7,950	7,975
Other investments (includes VIE assets of $776 and $572)	5,707	4,038
TOTAL INVESTMENTS	93,435	79,567
Cash, cash equivalents, and restricted cash (includes VIE assets of $57 and $60)	6,111	2,274
Deferred policy acquisition costs	4,804	5,023
Other assets (includes VIE assets of $7 and $8)	2,574	2,803
Separate account assets	60,192	53,709
Assets related to discontinued operations (Note 6)		11,339

TOTAL ASSETS	$167,116	$154,715

LIABILITIES AND EQUITY
Liabilities:
Policyholder account balances	$60,634	$53,878
Future policy benefits	21,684	18,095
Debt (includes VIE debt of $1,634 and $1,594)	4,542	4,475
Fair value option debt (represents VIE debt)	910	880
Other liabilities (includes VIE liabilities of $34 and $110)	4,755	3,240
Separate account liabilities	60,192	53,709
Liabilities related to discontinued operations (Note 6)		8,095
TOTAL LIABILITIES	152,717	142,372

Commitments and contingencies (Note 17)

Stockholder’s Equity:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Additional paid-in capital	1,019	1,023
Retained earnings	10,571	10,434
Accumulated other comprehensive income	2,603	73
Total Stockholder’s Equity	14,223	11,560
Noncontrolling interests	176	783
TOTAL EQUITY	14,399	12,343
TOTAL LIABILITIES AND EQUITY	$167,116	$154,715

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

PL-3

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,
(In Millions)	2019	2018	2017
REVENUES
Policy fees and insurance premiums	$5,878	$4,750	$4,347
Net investment income	3,514	3,243	2,835
Net investment gain (loss)	(391)	60	53
Other than temporary impairments	(19)	(15)	(11)
Investment advisory fees	265	295	300
Other income	298	264	262
TOTAL REVENUES	9,545	8,597	7,786

BENEFITS AND EXPENSES
Policy benefits paid or provided	4,915	3,644	3,463
Interest credited to policyholder account balances	1,633	1,490	1,383
Commission expenses	877	1,264	769
Operating and other expenses	1,503	1,427	1,341
TOTAL BENEFITS AND EXPENSES	8,928	7,825	6,956

INCOME FROM CONTINUING OPERATIONS BEFORE PROVISION (BENEFIT) FOR INCOME TAXES FROM CONTINUING OPERATIONS	617	772	830
Provision (benefit) for income taxes from continuing operations	65	74	(436)

INCOME FROM CONTINUING OPERATIONS	552	698	1,266
Discontinued operations, net of taxes (Note 6)	359	229	94

Net income	911	927	1,360
Less: net income from continuing operations attributable to noncontrolling interests	(24)	(3)	(5)
Less: income from discontinued operations attributable to noncontrolling interest	(100)	(53)	(1)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$787	$871	$1,354

See Notes to Consolidated Financial Statements

PL-4

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,
(In Millions)	2019	2018	2017
NET INCOME	$911	$927	$1,360

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	2,523	(1,529)	411
Other, net	7	(8)	8

Other comprehensive income (loss)	2,530	(1,537)	419

Comprehensive income (loss)	3,441	(610)	1,779
Less: comprehensive income attributable to noncontrolling interests	(124)	(56)	(6)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$3,317	$(666)	$1,773

See Notes to Consolidated Financial Statements

PL-5

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

		Additional		Accumulated Other	Total
	Common	Paid-in	Retained	Comprehensive	Stockholder’s	Noncontrolling	Total
(In Millions)	Stock	Capital	Earnings	Income	Equity	Interests	Equity
BALANCES, JANUARY 1, 2017	$30	$1,019	$8,625	$909	$10,583	$125	$10,708
Comprehensive income:
Net income			1,354		1,354	6	1,360
OCI				419	419		419
Total comprehensive income					1,773	6	1,779
Dividend to parent			(160)		(160)		(160)
Reclassification of deferred tax effects (Note 1)			(285)	285	—		—
Partial sale of discontinued operation		4			4	587	591
Change in equity of noncontrolling interests						(23)	(23)
BALANCES, DECEMBER 31, 2017	30	1,023	9,534	1,613	12,200	695	12,895
Cumulative effect of adoption of accounting change (Note 1)			29	(3)	26		26
BALANCES, JANUARY 1, 2018	30	1,023	9,563	1,610	12,226	695	12,921
Comprehensive income (loss):
Net income			871		871	56	927
OCI				(1,537)	(1,537)		(1,537)
Total comprehensive income (loss)					(666)	56	(610)
Change in equity of noncontrolling interests						32	32
BALANCES, DECEMBER 31, 2018	30	1,023	10,434	73	11,560	783	12,343
Comprehensive income:
Net income			787		787	124	911
OCI				2,530	2,530		2,530
Total comprehensive income					3,317	124	3,441
Dividend to parent			(650)		(650)		(650)
Equity capital contribution, net of tax, for additional interest in discontinued operation (Note 1)		5			5	194	199
Distributions of noncontrolling interest for sale of discontinued operation (Notes 1 and 6)		(9)			(9)	(940)	(949)
Change in equity of noncontrolling interests						15	15
BALANCES, DECEMBER 31, 2019	$30	$1,019	$10,571	$2,603	$14,223	$176	$14,399

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-6

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from continuing operations	$552	$698	$1,266
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Net accretion on fixed maturity securities	(42)	(45)	(46)
Depreciation and amortization	90	76	86
Deferred income taxes	(77)	207	(636)
Net investment (gain) loss	391	(60)	(53)
Other than temporary impairments	19	15	11
Net change in deferred policy acquisition costs	(372)	13	(246)
Interest credited to policyholder account balances	1,633	1,490	1,383
Net change in future policy benefits	2,649	1,806	1,369
Purchases of trading securities	(890)	(299)	(428)
Proceeds from disposals of trading securities	439	265	422
Other operating activities, net	131	(141)	208
Net cash provided by operating activities - discontinued operations	548	629	572
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,071	4,654	3,908

CASH FLOWS FROM INVESTING ACTIVITIES
Available for sale securities:
Purchases	(10,755)	(10,513)	(6,685)
Sales	1,668	1,632	994
Maturities and repayments	3,409	2,216	2,767
Purchases of fair value option securities	(857)	(882)	(673)
Proceeds from disposals of fair value option securities	851	440	150
Purchases of equity securities	(2)	(266)
Proceeds from sale of equity securities	101	641
Fundings of mortgage loans	(2,805)	(2,093)	(1,636)
Repayments of mortgage loans	1,348	740	295
Purchases of real estate	(878)	(343)	(682)
Net change in policy loans	25	(294)	(244)
Terminations of derivative instruments, net	447	445	400
Proceeds from nonhedging derivative settlements	278	311	105
Payments for nonhedging derivative settlements	(845)	(517)	(579)
Purchases of working capital finance investments	(1,000)	(943)	(905)
Repayments of working capital finance investments	951	983	990
Net change in cash collateral	579	(289)	86
Other investing activities, net	(138)	(256)	(405)
Net cash provided by (used in) investing activities - discontinued operations	1,272	(1,600)	(1,345)
NET CASH USED IN INVESTING ACTIVITIES	(6,351)	(10,588)	(7,367)
(Continued)

See Notes to Consolidated Financial Statements

PL-7

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2019	2018	2017
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	$9,867	$9,575	$6,843
Withdrawals	(6,089)	(5,910)	(4,735)
Net change in short-term debt	8	(14)	98
Issuance of long-term debt	359	148	1,144
Partial retirement of surplus notes			(906)
Payments of long-term debt	(290)	(2)	(23)
Issuance of fair value option debt		460	460
Net change in cash collateral for loaned securities	835	472	640
Dividend to parent	(650)		(160)
Other financing activities, net	(35)	30	(22)
Net cash provided by financing activities - discontinued operations	452	1,258	1,423
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,457	6,017	4,762

Net change in cash, cash equivalents, and restricted cash	3,177	83	1,303
Cash, cash equivalents, and restricted cash, beginning of year	2,274	2,478	1,234
Change in cash, cash equivalents, and restricted cash of disposed subsidiary	660	(287)	(59)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	$6,111	$2,274	$2,478

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (received), net	$18	$(54)	$248
Interest paid from continuing operations	255	234	194
Interest paid from discontinued operations	266	216	178
NON-CASH TRANSACTIONS
Assets received in connection with pension risk transfer transactions	221

See Notes to Consolidated Financial Statements

PL-8

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.                                      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.  Pacific Life and its subsidiaries (the Company) and affiliates have primary business operations consisting of life insurance, annuities, and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and the variable interest entities (VIEs) in which the Company is the primary beneficiary.  All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2).  These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop.  Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•                  The fair value of investments in the absence of quoted market values

•                  Other than temporary impairment (OTTI) losses of investments

•                  Application of the consolidation rules to certain investments

•                  The fair value of and accounting for derivatives, including embedded derivatives

•                  The capitalization and amortization of deferred policy acquisition costs (DAC)

•                  The liability for future policy benefits, including guarantees

•                  Income taxes

•                  Reinsurance transactions

•                  Litigation and other contingencies

In March 2019, TC Skyward Aviation U.S., Inc. (TCSA), a Delaware corporation and direct subsidiary of Tokyo Century Corporation, a Japanese corporation, contributed $200 million of additional equity capital directly to Aviation Capital Group LLC (ACG) in exchange for newly issued limited liability company interests, increasing TCSA’s total ownership in ACG to 24.5% of the outstanding limited liability company interests in ACG.  ACG was then a 75.5% owned indirect subsidiary of Pacific Life, engaged in the acquisition and leasing of commercial aircraft.

PL-9

In September 2019, the Company entered into a definitive agreement to sell its remaining ownership in ACG to TCSA and on December 5, 2019, the Company completed the sale.  Effective upon the closing of the transaction, the Company received cash proceeds of $3.0 billion, recorded a $25 million gain on sale of discontinued operations, net of taxes, and disposed of the Company’s aircraft leasing business.  As the sale of ACG represented a strategic shift that has a major effect on the Company’s operations and financial results, the Company’s aircraft leasing business has been classified as a discontinued operation within the consolidated financial statements for all periods presented.  See Note 6 for additional information on discontinued operations.

Certain reclassifications have been made to the 2018 and 2017 consolidated financial statements to conform to the 2019 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2019 through March 5, 2020, the date the consolidated financial statements were available to be issued.  See Note 15.

INVESTMENTS

Fixed maturity securities available for sale are reported at fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (loss) (OCI).

Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.  For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives.  Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired.  If a decline in the fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the fair value and net carrying amount of the security.  If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings, specifically OTTI.  If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings, specifically OTTI.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

For fixed maturity securities in unrealized loss positions, the Company evaluates whether it intends to sell, or will be required to sell the security before anticipated recovery of amortized cost. If a security meets either criteria, it is considered an other than temporary impairment. If a security does not meet either criteria, an analysis is performed on whether projected future cash flows are sufficient to recover the amortized cost.

PL-10

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows.  In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Realized gains and losses on investment transactions are determined on a specific identification basis at trade date and are included in net investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities and syndicated bank loans.  The Company elected the FVO in order to report the investments at fair value with changes in the fair value of these securities recognized in net investment gain (loss).  This accounting treatment for the U.S. Government securities will provide a partial offset on income volatility due to the impact of interest rate movements.  The Company has elected the FVO for debt issued from a collateralized loan obligation (CLO) that is classified as a VIE.  The debt and syndicated bank loans were designated as FVO to reduce the impact of market value changes from the CLO on the consolidated financial statements. See Notes 3 and 10.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs.  Interest is recognized and discounts and deferred origination fees are amortized in interest income using the effective interest method based on the contractual life of the mortgage loan.  Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement.  For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s fair value of the underlying collateral of the mortgage loan.

Policy loans are stated at unpaid principal balances.  Interest income is recorded as earned using the contractual interest rate.  Generally, accrued interest is capitalized on the policy’s anniversary date.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Other investments primarily consist of investments in private equity partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, equity securities, trading securities, securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds), and working capital finance investments (WCFI).  Investments in private equity partnerships, joint venture interests and hedge funds are recorded under either the equity method of accounting or at fair value using the net asset value (NAV) per share practical expedient.  The income and changes in fair value for these investments are recorded in net investment income.  Trading securities, equity securities and the securities of the 40 Act Funds are reported at fair value with changes in fair value recognized in net investment gain (loss).  WCFIs are held at accreted book value, which approximates fair value due to the short-term nature of the investment.

Real estate investments are carried at depreciated cost, net of write-downs.  For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition.  Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered not recoverable and an impairment loss is recognized as the amount by which the real estate carrying value exceeds its fair value.

PL-11

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at fair value.  Prior to the adoption of Accounting Standards Update (ASU) 2017-12, if the derivative was designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative was recorded in OCI and reclassified to earnings when the hedged item affected earnings, and the ineffective portion of changes in the fair value of the derivative was recognized in net investment gain (loss).  Effective January 1, 2019, the Company adopted ASU 2017-12 which no longer requires the Company to bifurcate the ineffective portion for cash flow hedges.  See Recently Adopted Accounting Pronouncements below for further discussion.  If the derivative is designated as a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported in net investment gain (loss).  The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item.  For derivative instruments not designated as a hedge, the entire change in fair value of the derivative is recorded in net investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis.  For derivatives that are hedging investments, these amounts are included in net investment income.  For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses.  For derivatives not designated as a hedge, the periodic cash flows are reflected in net investment gain (loss) on an accrual basis.  Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net investment gain (loss), or interest credited to policyholder account balances when the forecasted transactions affect earnings.  Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

Cash and cash equivalents include all short-term, highly liquid investments with a maturity of three months or less from purchase date.  Cash equivalents consist primarily of U.S. Treasury bills and money market securities.  Restricted cash primarily consists of liquidity reserves related to security deposits, commitment fees, cash collateral, cash held in trusts, and property tax impounds.  Restricted cash was $14 million and $7 million as of December 31, 2019 and 2018, respectively.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC.  DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract.  However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed.  The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.  The nature of sales inducements include bonus credits equal to a certain percentage of each deposit.

For universal life (UL), variable annuities, and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts.  Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization.  DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.  DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

PL-12

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance.  Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins.  The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.50% depending on the product.  A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period.  In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization.  All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997.  The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $238 million and $246 million as of December 31, 2019 and 2018, respectively.  Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $241 million and $253 million as of December 31, 2019 and 2018, respectively.  The net contribution to income from the Closed Block was $1 million, zero, and $3 million for the years ended December 31, 2019, 2018, and 2017, respectively.  As of December 31, 2019 and 2018, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired.  Goodwill is included in other assets and was $35 million as of December 31, 2019 and 2018.  There were no goodwill impairments recognized during the years ended December 31, 2019, 2018, and 2017.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements, are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Interest credited to these contracts ranged from 0.0% to 9.1%.

PL-13

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and certain immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age, and expenses.  Interest rates used in establishing such liabilities ranged from 0.8% to 11.0%.  Assumptions such as mortality and interest rates are “locked in” upon the issuance of new business.  Although certain assumptions are “locked-in”, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves.  Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.  Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available for sale are included in accumulated other comprehensive income (AOCI).

The liability for future policy benefits includes a liability for unpaid claims, established based on the Company’s estimated cost of settling all claims.  Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.  The estimates used to determine the liability for unpaid claims are derived principally from the Company’s historical experience.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten-year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions.  If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 9).  All other GLB guarantees are accounted for as embedded derivatives (Note 7).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC.  Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities.  Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue.  Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations.  Interest rate assumptions ranged from 1.5% to 9.3%.  Future dividends for participating business are provided for in the liability for future policy benefits.  Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses.  The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized DAC.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits.  Such changes in estimates are included in earnings for the period in which such changes occur.

PL-14

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth.  As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company.  The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance and non-traditional longevity reinsurance.  Reinsurance agreements related to non-traditional longevity reinsurance are assumed from Pacific Life Re Limited (PLRL), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp.  PLRL is incorporated in the United Kingdom (UK) and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in select markets in Asia.  Non-traditional longevity reinsurance provides protection to retirement plans and insurers of such plans against changes in mortality improvement.  With a non-traditional longevity reinsurance transaction, the Company agrees with another party to exchange a predefined benefit and the realized benefit for a premium.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met.  To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue, benefit and expense accounts.  Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage.  Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities.  Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.  Reinsurance terminations and recapture gains are recorded in other income.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due.  Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration, and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue.  Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR.  The timing of policy fee revenue recognition is determined based on the nature of the fees.  Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration, and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust, the investment vehicle for the Company’s mutual fund products and other funds.  These fees are based upon the NAV of the underlying portfolios and are recorded as earned.  Related subadvisory expense is included in operating and other expenses.

PL-15

INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized.

The Company records uncertain tax positions in accordance with the Accounting Standards Codification’s (Codification) Income Taxes Topic on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations.  Accrued interest and penalties are included in other liabilities in the consolidated statements of financial condition.  Immaterial amounts of interest and penalties were recognized in the years ended December 31, 2019, 2018, and 2017.

The Company accounts for investment tax credits using the deferral method of accounting.

The Company is accounting for the taxes due on future U.S. inclusions in taxable income related to global intangible low-taxed income as a current period expense when incurred (i.e., using the period cost method).

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement.  Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary.  Some of the Company’s non-U.S. subsidiaries are subject to tax in other jurisdictions.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system.  See Note 14.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis.  A loss is recorded if the contingent matter is probable of occurring and reasonably estimable.  The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts.  Separate account assets are recorded at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded equal to the amount of separate account assets.  Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows.  Amounts charged to the separate account for mortality, surrender, and expense charges are included in revenues as policy fees.

PL-16

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments has been determined using available market information and appropriate valuation methodologies.  However, considerable judgment is often required to interpret market data used to develop the estimates of fair value.  Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the fair value of the financial instruments.  See Note 11.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-02.  This ASU permits retrospective reclassification of certain tax effects from AOCI to retained earnings for stranded tax effects resulting from the Act.  This ASU is effective for fiscal years beginning after December 15, 2018, however early adoption is permitted for financial statements that have not yet been issued.  The Company early adopted this ASU and reclassified $285 million of deferred tax effects from AOCI to retained earnings as of December 31, 2017.  See the consolidated statements of equity and Note 12.

In 2017, the FASB issued ASU 2017-12, which together with all subsequent amendments, identified targeted improvements to accounting for hedging activities.  The objective of this guidance is to improve the financial reporting of hedging relationships to better portray the economic results of a company’s risk management activities in its financial statements and make certain targeted improvements to simplify the application of the hedge accounting guidance.  The amended presentations and disclosure guidance is required only prospectively.  The Company adopted this standard on January 1, 2019 and it did not have a material impact on the Company’s consolidated financial statements.  See Note 7 for expanded disclosures.

In 2016, the FASB issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  The new guidance most significantly impacts equity interests in limited partnership interests and joint ventures currently accounted for under the cost method which are now measured at fair value utilizing the NAV practical expedient in the Codification’s Financial Services - Investment Companies Topic.  Additionally, due to the elimination of historical classification guidance for equity securities (i.e., trading, available for sale), equity securities historically classified as trading and equity securities historically classified as available for sale all are now presented together as equity securities included in other investments and measured at fair value through net income.  The Company adopted this ASU on January 1, 2018 applying the modified retrospective approach.  The impact of this adoption on January 1, 2018 was an increase of $29 million to beginning retained earnings and a reduction of $3 million to AOCI.  See the consolidated statements of equity and Notes 5 and 11.

In 2014, the FASB issued ASU 2014-09, which together with all subsequent amendments, supersedes nearly all existing revenue recognition guidance under U.S. GAAP; however, it did not impact the accounting for insurance contracts, leases, financial instruments, and guarantees.  For those contracts that are impacted by the new guidance, the guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services.  The Company adopted this standard on January 1, 2019 applying the modified retrospective approach.  Adoption did not have a material impact on the Company’s consolidated financial statements.

PL-17

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In 2018, the FASB issued targeted improvements to the accounting for long-duration insurance contracts, ASU 2018-12.  The objective of this guidance is to make improvements to the existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity.  The new guidance improves the timeliness of recognizing changes in the liability for future policy benefits for traditional long-duration contracts by requiring that underlying cash flow assumptions be reviewed and updated at least annually.  The rate used to discount future cash flows must be based on an upper-medium grade fixed income investment yield.  The change in the reserve estimate as a result of updating cash flow assumptions will be recognized in net income.  The change in the reserve estimate as a result of updating the discount rate assumption will be recognized in OCI.  The new guidance also creates a new category of market risk benefits (i.e., features that protect the contract holder from more than nominal capital market risk) for certain guarantees associated with contracts which are required to be measured at fair value with changes recognized in net income.  In addition, the new guidance simplifies the amortization of deferred policy acquisition costs and other similar capitalized balances (i.e., URR) by requiring such costs to be amortized on a constant-level basis that approximates the straight-line method.  Lastly, the new guidance increases and enhances the disclosures related to long-duration insurance contracts.  The new guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-13 that provides guidance on the measurement of credit losses for certain financial assets.  This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses.  The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts.  The guidance also requires enhanced disclosures.  This ASU is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-02 that provides guidance on leasing transactions.  The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current guidance, leases would be classified as finance or operating leases.  However, unlike current guidance, the new guidance will require both types of leases to be recognized on the consolidated statements of financial condition by the lessee.  Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes.  This ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, and permits a modified retrospective transition approach which includes a number of optional practical expedients.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2.                                      STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

PL-18

The NE DOI previously had a prescribed accounting practice for certain synthetic guaranteed interest contract (GIC) reserves that differed from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP).  Effective January 1, 2019, the prescribed practice was no longer applicable as the NE DOI adopted the NAIC SAP basis for the reserve calculation.  The NE DOI reserve method was based on an annual accumulation of 30% of the contract fees on synthetic GICs and was subject to a maximum of 150% of the annualized contract fees.  This reserve amounted to $60 million as of December 31, 2018, and was recorded by Pacific Life.  As the permitted practice is no longer applicable, this reserve was released effective January 1, 2019 with an offsetting adjustment in surplus.  The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors.  As of December 31, 2019 and 2018, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $1,716 million, $869 million, and $1,201 million for the years ended December 31, 2019, 2018, and 2017, respectively.  Statutory capital and surplus of Pacific Life was $10,510 million and $9,691 million as of December 31, 2019 and 2018, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets, and third party excess of loss reinsurance agreement or note facilities.  As of December 31, 2019, Pacific Life’s total statutory reserve credit was $2,590 million, of which $1,644 million was supported by third party excess of loss reinsurance agreement and note facilities.  As of December 31, 2018, Pacific Life’s total statutory reserve credit was $2,448 million, of which $1,575 million was supported by third party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits.  Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department).  PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska.  Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC.  Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont were supported by a letter of credit facility (LOC Facility) with a highly rated bank providing for the issuance of an irrevocable letter of credit (LOC) with an adjustable amount up to a maximum commitment amount of $843 million and a 20 year term expiring October 2031.  The LOC Facility was non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The LOC was approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2018, the LOC amounted to $794 million and was held in a trust with Pacific Life as beneficiary.  PAR Vermont admitted $794 million as assets in its statutory financial statements as of December 31, 2018.  Effective December 1, 2019, PAR Vermont terminated the LOC Facility.

Effective December 1, 2019, PAR Vermont entered into a 25 year excess of loss reinsurance agreement (XOL Agreement) with an unrelated third party for a maximum amount of $1.5 billion with an expiration date of December 1, 2044 which replaced the terminated LOC Facility.  The XOL Agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The XOL Agreement has been approved as an admissible asset in the amount of the XOL asset value as calculated in accordance with the XOL Agreement by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2019, the XOL asset value was $814 million.  PAR Vermont admitted $814 million as assets in its statutory financial statements as of December 31, 2019.

PL-19

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC.  Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a note receivable in return with a maturity date of December 2041.  The note receivable is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension.  The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2019 and 2018, the note receivable amounted to $479 million and $361 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PBRC admitted $479 million and $361 million as an asset in its statutory financial statements as of December 31, 2019 and 2018, respectively.

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp.  The underlying reinsurance is comprised of coinsurance and YRT treaties.  Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement).  The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles.  The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $365 million letter of credit issued to PLRB by a highly rated bank for the benefit of Pacific Life, which expires August 2021.  In connection with the letter of credit, Pacific LifeCorp has provided a guarantee to the bank for certain obligations under the letter of credit agreement.  In addition, Pacific LifeCorp entered into a capital maintenance agreement with PLRB.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance (AZ DOI) and wholly owned by Pacific LifeCorp.  PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life.  Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis.  In December 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and cedes 5% of new business issued thereafter.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2019 and 2018, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp.  Based on these restrictions and 2019 statutory results, Pacific Life could pay $869 million in dividends in 2020 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement.  During the years ended December 31, 2019, 2018, and 2017, Pacific Life paid dividends to Pacific LifeCorp of $650 million, zero, and $160 million.

PL-20

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws.  These laws require (i) notification to the AZ DOI for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Based on these restrictions and 2019 statutory results, PL&A could pay $41 million in dividends to Pacific Life in 2020 without prior regulatory approval, subject to the notification requirement.  During the years ended December 31, 2019, 2018, and 2017, PL&A paid dividends to Pacific Life of $41 million, $40 million, and $40 million, respectively.

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3.                          VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary.  A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

CONSOLIDATED VIEs

The following table presents, as of December 31, 2019 and 2018, the assets and liabilities, which the Company has consolidated because it is the primary beneficiary:

	Assets	Liabilities
	(In Millions)
December 31, 2019:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO and warehousing facilities	1,023	940
Sponsored investment funds	767	113
Other	22
Total	$3,617	$2,578

December 31, 2018:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO and warehousing facilities	1,010	920
Sponsored investment funds	544	58
Other	35	81
Total	$3,394	$2,584

COMMERCIAL MORTGAGE-BACKED SECURITY TRUSTS

The Company has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIEs).  The trusts are classified as VIEs as they have no equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs.  The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default.  The assets of the CMBS VIEs can only be used to settle their respective liabilities, and the Company is not responsible for any principal or interest shortfalls.  The Company’s exposure is limited to its investment of $279 million as of December 31, 2019 and 2018.  Non-recourse debt consolidated by the Company was $1,521 million as of December 31, 2019 and 2018 (included in CMBS VIE debt in Note 10).

CLO AND WAREHOUSING FACILITIES

The Company provides initial seed capital into sponsored CLO and warehousing facilities, which are classified as VIEs as they have insufficient equity investment at risk.  The Company has determined that it is the primary beneficiary of these VIEs due to its significant control as the collateral manager.  The Company has elected the FVO method of accounting for $977 million and $954 million of investments in the CLO and warehousing facilities as of December 31, 2019 and 2018, respectively.  The Company has also elected the FVO method of accounting for $910 million and $880 million of debt issued from the CLO as of December 31, 2019 and 2018, respectively (included in FVO debt - VIE in Note 10).

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SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers.  Structured as limited partnerships, the Company has provided the initial investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history.  Based on the design and operation of these entities, the Company concluded that they are subject to consolidation under the VIE rules and that the Company is the primary beneficiary.   Short-term non-recourse debt consolidated by the Company was $113 million and $55 million as of December 31, 2019 and 2018, respectively (included in other VIE debt in Note 10).  The lines of credit associated with this debt have a $140 million borrowing capacity.  The Company’s unfunded commitment to the underlying investments of the limited partnerships was $867 million and $726 million as of December 31, 2019 and 2018, respectively.

NON-CONSOLIDATED VIEs

The following table presents the carrying amount and classification of the investments in VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant activities.  Also presented is the maximum exposure to loss which includes the carrying amount plus any unfunded commitments assuming the commitments are fully funded.

	Carrying Amount	Maximum Exposure to Loss
	(In Millions)
December 31, 2019:
Private equity	$681	$1,362
Real estate	22	62
Other	73	73
Total	$776	$1,497

December 31, 2018:
Private equity	$617	$1,259
Real estate	92	120
Other	57	57
Total	$766	$1,436

PRIVATE EQUITY

Private equity are limited partnership investment funds that are reported in other investments.

REAL ESTATE

Real estate are limited liability company and limited partnership investment funds that are reported in other investments.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor.  The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and other asset-backed securities which are reported in fixed maturity securities available for sale, at fair value.  The Company has determined that it is not the primary beneficiary of these structured securities due to the fact that it does not control these entities.  The Company’s maximum exposure to loss for these investments is limited to its carrying amount.  See Note 5 for the net carrying amount and fair value of the structured security investments.

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4.                          DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Balance, January 1	$5,023	$4,693	$4,509
Additions:
Capitalized during the year	864	871	613
Amortization:
Impact of assumption unlockings	(51)	(38)	40
All other	(441)	(846)	(407)
Total amortization	(492)	(884)	(367)
Allocated to OCI	(591)	343	(62)
Balance, December 31	$4,804	$5,023	$4,693

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Balance, January 1	$437	$513	$545
Deferred costs capitalized during the year	6	9	11
Amortization of deferred costs	(9)	(85)	(43)
Balance, December 31	$434	$437	$513

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5.                          INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and fair value of available for sale securities are shown below.  The net carrying amount represents amortized cost adjusted for OTTI losses recognized in earnings and fair value hedges (Note 7).  See Note 11 for information on the Company’s fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2019:
U.S. Government	$325	$7	$1	$331
Obligations of states and political subdivisions	1,432	233	1	1,664
Foreign governments	543	58	1	600
Corporate securities (1)	48,235	4,373	103	52,505
RMBS (2)	3,098	97	6	3,189
CMBS	1,689	66	4	1,751
Other asset-backed securities	1,702	70	6	1,766
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2018:
U.S. Government	$54	$6		$60
Obligations of states and political subdivisions	1,172	124	$3	1,293
Foreign governments	604	26	7	623
Corporate securities (1)	44,477	1,085	1,243	44,319
RMBS (2)	2,098	82	24	2,156
CMBS	1,300	14	21	1,293
Other asset-backed securities	1,407	44	15	1,436
Total fixed maturity securities	$51,112	$1,381	$1,313	$51,180

(1) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $1 million and $4 million as of December 31, 2019 and 2018, respectively.

(2) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $2 million and $7 million as of December 31, 2019 and 2018, respectively.

PL-25

The net carrying amount and fair value of fixed maturity securities available for sale as of December 31, 2019, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
Due in one year or less	$1,461	$23	$3	$1,481
Due after one year through five years	11,274	556	33	11,797
Due after five years through ten years	20,757	1,448	32	22,173
Due after ten years	17,043	2,644	38	19,649
	50,535	4,671	106	55,100
Mortgage-backed and asset-backed securities	6,489	233	16	6,706
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

The following tables present the fair value and gross unrealized losses on investments where the fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2019:
U.S. Government	$269	$1			$269	$1
Obligations of states and political subdivisions			$22	$1	22	1
Foreign governments	1	1			1	1
Corporate securities	1,166	15	1,243	88	2,409	103
RMBS	732	2	200	4	932	6
CMBS	165	3	42	1	207	4
Other asset-backed securities	254	2	39	4	293	6
Total fixed maturity securities	$2,587	$24	$1,546	$98	$4,133	$122

December 31, 2018:
Obligations of states and political subdivisions	$221	$3			$221	$3
Foreign governments	118	4	$28	$3	146	7
Corporate securities	19,538	777	5,237	466	24,775	1,243
RMBS	418	8	382	16	800	24
CMBS	451	7	264	14	715	21
Other asset-backed securities	319	5	268	10	587	15
Total fixed maturity securities	$21,065	$804	$6,179	$509	$27,244	$1,313

The number of securities in an unrealized loss position for less than 12 months as of December 31, 2019 and 2018 were 319 and 1,745, respectively.  The number of securities in an unrealized loss position for 12 months or greater as of December 31, 2019 and 2018 were 171 and 571, respectively.

PL-26

The gross unrealized losses on available for sale investments in the tables above decreased from $1,313 million as of December 31, 2018 to $122 million as of December 31, 2019.  The decrease is primarily due to declining interest rates, as well as credit spread tightening.

The Company has evaluated fixed maturity securities available for sale with gross unrealized losses and has determined that the unrealized losses are temporary.  The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The Company has a securities lending program whereby the Company lends fixed maturity securities (security loans) to financial institutions in short-term arrangements.  The Company receives cash collateral (cash collateral liability) equal to 102% of the fair value of the loaned securities and monitors the fair value of loaned securities with additional collateral obtained, as necessary.  The gross carrying amounts are disclosed in the table below.  The borrowers of the loaned securities are permitted to sell or repledge those securities.  All securities lending agreements are callable by the Company at any time.  The contractual maturities on all securities lending arrangements are open as the related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held.  The Company has made an accounting policy election not to offset the loaned securities and cash collateral liabilities in its consolidated statements of financial condition.

The Company invests cash collateral received from its securities lending arrangements into repurchase agreements (reinvestment portfolio).  To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment portfolio, the Company reinvests in highly liquid assets maturing within 95 days.  All repurchase agreements must be collateralized by U.S. Treasury Securities, U.S. Agency Securities, or U.S. Corporate bonds with fair values equal to 102% of the repurchase agreements.  Additionally, all repurchase agreements are indemnified by the Company’s securities lending agent against counterparty default.  When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts, monitoring fair values daily, and securing indemnification from financial institutions with strong financial credit ratings.

The following table presents the Company’s security loans outstanding, reinvestment portfolio and the corresponding collateral held:

	December 31,
	2019	2018
	(In Millions)
Security loans outstanding, fair value (1)	$2,058	$1,254
Reinvestment portfolio, fair value (2)	2,131	1,296
Cash collateral liability (3)	2,131	1,296

(1)   Included in fixed maturity securities available for sale, at fair value and comprised of corporate securities.

(2)   Included in cash, cash equivalents, and restricted cash.  The reinvestment portfolio remaining contractual maturities as of December 31, 2019 are $1,006 million and $1,125 million maturing in 30 days or less and 31 to 60 days, respectively.

(3)   Included in other liabilities.

PL-27

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Fixed maturity securities	$2,341	$2,080	$1,912
FVO securities	74	52	26
Mortgage loans	756	694	613
Real estate	225	187	148
Policy loans	218	216	212
Partnerships and joint ventures	126	211	110
Other	75	51	37
Gross investment income	3,815	3,491	3,058
Investment expense	301	248	223
Net investment income	$3,514	$3,243	$2,835

The components of net investment gain (loss) are as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Fixed maturity securities:
Gross gains on sales	$35	$33	$87
Gross losses on sales	(30)	(36)	(9)
Total fixed maturity securities	5	(3)	78
FVO and trading securities	89	(38)	44
Equity securities	27	(21)	17
Real estate	79
Equity total return swaps	(275)	54	(215)
Equity futures	(33)	(3)	(84)
Equity put options	(54)	9	(29)
Equity call options	732	(256)	343
Foreign currency and interest rate swaps	57	16	(12)
Synthetic GIC policy fees	49	44	45
Embedded derivatives:
Variable annuity GLB	27		322
Fixed indexed annuities	(565)	44	(128)
Life indexed accounts	(520)	228	(335)
Other	(16)	(8)	(3)
Other	7	(6)	10
Net investment gain (loss)	$(391)	$60	$53

PL-28

The tables below summarize OTTI by investment type:

	Recognized in Earnings	Recognized in OCI	Total
		(In Millions)
Year Ended December 31, 2019:
Corporate securities	$13		$13
RMBS	6		6
Total OTTI	$19	—	$19

Year Ended December 31, 2018:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Real estate	6		6
Total OTTI	$15	—	$15

Year Ended December 31, 2017:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Other investments	2		2
Total OTTI	$11	—	$11

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2019	2018
	(In Millions)
Cumulative credit loss, January 1	$164	$174
Additions for credit impairments recognized on:
Securities previously other than temporarily impaired	6
Total additions	6	—
Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(1)	(1)
Securities sold	(78)	(9)
Total subtractions	(79)	(10)
Cumulative credit loss, December 31	$91	$164

PL-29

Net unrealized gain (loss) recognized in the consolidated statements of operations during the periods presented on securities still held at each period end is as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
FVO securities	$77	$(29)	$33
Trading securities	13	(10)	7
Equity securities	9	(8)
Other investments measured at NAV	29	35	17

The change in net unrealized gain (loss) in available for sale securities is as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Available for sale securities:
Fixed maturity	$4,698	$(2,807)	$1,119
Equity (1)			(6)
Total available for sale securities	$4,698	$(2,807)	$1,113

(1) Effective January 1, 2018, with the adoption of ASU 2016-01 (Note 1), available for sale equity securities were reclassified to equity securities at fair value through net income.

Trading securities, included in other investments, totaled $702 million and $232 million as of December 31, 2019 and 2018, respectively.  The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2019 and 2018 was $10 million and ($8) million, respectively.

Mortgage loans are primarily collateralized by commercial properties mainly located throughout the U.S.  The geographic distribution of mortgage loans for the top five states or federal districts is as follows:

	December 31,
	2019	2018
	(In Millions)
California	$2,942	$2,219
Texas	2,501	2,481
New York	1,702	1,707
Washington	1,298	1,480
Illinois	1,127	1,064
Other	6,818	5,935
Total mortgage loans	$16,388	$14,886

Included in the December 31, 2019 and 2018 amounts for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIEs (Note 3).  Included in the December 31, 2019 amounts for Other in the table above are $288 million and $169 million located in Canada and the UK, respectively.  Included in the December 31, 2018 amounts for Other in the table above are $341 million and $164 million located in Canada and the UK, respectively.  The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2019 or 2018.  As of December 31, 2019, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

PL-30

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs of less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  Includes troubled debt restructures performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for troubled debt restructure, impairment and loss is increased.  Includes all loans performing as agreed during the first year of a troubled debt restructure unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored monthly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2019, 2018, and 2017, there were 3, 11, and 14 loans with a book value of $45 million, $93 million, and $305 million, respectively, that were considered impaired.  Since the fair value of the underlying collateral on these loans was greater than their carrying amount of the loans, no impairment loss was recorded.

PL-31

The following tables set forth mortgage loan credit levels as of December 31, 2019 and 2018 ($ In Millions):

	December 31, 2019
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$534	2.28							$534	2.28
Apartment	1,681	1.57	$124	0.97					1,805	1.53
Golf course	24	1.75	13	0.49	$39	0.83	$22	0.74	98	1.00
Industrial	148	1.55							148	1.55
Lodging	1,493	2.40	166	1.47					1,659	2.30
Mobile home park	183	3.15							183	3.15
Office	4,223	1.91	78	2.07			21	0.47	4,322	1.91
Office - VIE	750	3.44							750	3.44
Residential	24	1.52							24	1.52
Retail	3,036	2.07							3,036	2.07
Retail - VIE	1,050	2.75							1,050	2.75
Construction	2,245		534						2,779
Total	$15,391	2.14	$915	1.40	$39	0.83	$43	0.61	$16,388	2.11

	December 31, 2018
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$321	2.35							$321	2.35
Apartment	1,464	1.71	$45	1.09					1,509	1.69
Golf course	21	1.97	16	0.85	$28	1.01	$41	0.75	106	1.08
Industrial	90	1.54							90	1.54
Lodging	1,427	2.30	50	1.85					1,477	2.29
Mobile home park	187	3.06							187	3.06
Office	3,640	1.95	524	1.65			22	0.47	4,186	1.91
Office - VIE	750	3.44							750	3.44
Residential	43	1.44							43	1.44
Retail	2,972	2.14							2,972	2.14
Retail - VIE	1,050	2.64							1,050	2.64
Construction	1,808		387						2,195
Total	$13,773	2.19	$1,022	1.61	$28	1.01	$63	0.66	$14,886	2.15

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka.  As of December 31, 2019 and 2018, the Company has $102 million and $68 million, respectively, of funding agreements issued by the FHLB of Topeka.  The funding agreement liabilities are included in policyholder account balances (Note 8).  As of December 31, 2019 and 2018, mortgage loans with a fair value of $277 million and $194 million, respectively, are in a custodial account pledged as approved collateral for the funding agreements.  The Company is required to purchase stock in FHLB of Topeka each time it receives an advance.

Real estate investments totaled $2,285 million and $1,571 million as of December 31, 2019 and 2018, respectively.

PL-32

6.                          SALE OF AIRCRAFT LEASING BUSINESS

As discussed in Note 1, on December 5, 2019, the Company completed the sale of ACG to TCSA.  Upon the closing of the transaction, the Company received cash proceeds of $3.0 billion.

The Company has determined that the disposal of the aircraft leasing business represents a strategic shift that has a major effect on the Company’s operations and financial results.  Accordingly, the results of operations of the aircraft leasing business have been presented as discontinued operations in the consolidated statements of operations and consolidated statements of cash flows, and the assets and liabilities related to discontinued operations have been segregated and separately disclosed in the consolidated statements of financial condition for all periods presented.  Upon entering into the definitive agreement to sell its remaining ownership in ACG to TCSA in September 2019, the Company classified the aircraft leasing business as held for sale, and the related assets and liabilities have been segregated and separately disclosed in the consolidated statements of financial condition.  Depreciation expense and impairments were not recorded by the Company on assets of the business after it was classified as held for sale.  Subsequent to the classification of the business as held for sale, depreciation of aircraft of $99 million and aircraft and asset impairments of $109 million were not recorded and not reflected in the respective depreciation of aircraft and operating expenses lines below for the year ended December 31, 2019, which increased the carrying value of the aircraft leasing business used to calculate the gain on sale of discontinued operations, net of taxes.

The sale was recorded in the fourth quarter of 2019 and resulted in a gain of $25 million, net of taxes, which was recorded as a component of discontinued operations in the consolidated statement of operations.

Operating results of discontinued operations, related to the aircraft leasing business, were as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
REVENUES
Aircraft leasing revenue	$966	$954	$898
Net investment income		4	5
Net realized investment loss	(7)	(6)	(5)
Other income	141	95	52
Total revenues	1,100	1,047	950

BENEFITS AND EXPENSES
Operating expenses	146	182	261
Depreciation of aircraft	284	352	322
Interest expense	263	244	221
Total benefits and expenses	693	778	804

Income from discontinued operations	407	269	146
Provision for income taxes from discontinued operations	73	40	52
Income from discontinued operations, net of taxes	334	229	94

Gain on sale of discontinued operations	23
Benefit from income taxes from discontinued operations	(2)
Gain on sale of discontinued operations, net of taxes	25

Discontinued operations, net of taxes	$359	$229	$94

PL-33

Assets and liabilities related to discontinued operations were as follows:

	December 31,
	2019	2018
	(In Millions)
Other investments		$1
Cash, cash equivalents, and restricted cash		660
Aircraft, net		9,016
Other assets		1,662
Total assets related to discontinued operations	—	$11,339

Debt		$7,030
Other liabilities		1,065
Total liabilities related to discontinued operations	—	$8,095

Included in noncontrolling interests on the consolidated statements of financial condition is $646 million as of December 31, 2018 that relate to the aircraft leasing business.

7.                          DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, and equity risk.  Derivative instruments are also used to manage the duration mismatch of assets and liabilities.  The Company utilizes a variety of derivative instruments including swaps, futures, and options.  In addition, certain insurance products offered by the Company contain features that are separately accounted for as derivatives.

Accounting for derivatives requires the Company to recognize all derivative instruments as either assets or liabilities at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of derivatives depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

DERIVATIVES NOT DESIGNATED AS HEDGING

Equity Derivatives

The Company utilizes equity derivatives to manage equity risk associated with variable annuity GLBs within certain insurance and reinsurance contracts, including those deemed embedded derivatives.  See below for further information on the Company’s embedded derivatives.

Equity total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap.

Equity futures are exchange-traded transactions whereby the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts.  The Company is also required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.

Equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price.

PL-34

Equity call options are contracts to buy the index at a predetermined time at a contracted price.  These contracts involve the exchange of a premium payment (either paid up front or at the time of exercise) for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

Foreign Currency Interest Rate Swaps

The Company utilizes foreign currency interest rate swaps primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.  Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities.  A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts.  The main currencies that the Company economically hedges are the euro, British pound and Canadian dollar.

Interest Rate Swaps

The Company utilizes interest rate swaps to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities and to manage interest rate risk in variable annuity GLBs.  An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Synthetic GICs

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives.  The ERISA Plan uses the contracts in its stable value fixed income option.  The Company receives a fee, recognized in net investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option.  In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and fair value.  The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios.

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives.  When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the related insurance or reinsurance contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.  These variable annuity GLBs are considered embedded derivatives.  At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers.  These reinsurance arrangements are used to offset a portion of the Company’s exposure to the variable annuity GLBs for the lives of the host variable annuity contracts issued.  The ceded portion of these variable annuity GLBs is considered an embedded derivative.  The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

PL-35

The Company employs economic hedging strategies to mitigate equity and interest rate risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes equity total return swaps, equity futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates.  The indexed products contain embedded derivatives.  The Company utilizes equity total return swaps, equity futures and equity call options based upon broad market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds and participation rates.  The life insurance products with indexed accounts contain embedded derivatives.  The Company utilizes equity call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.

The following table summarizes amounts recognized in net investment gain (loss) for derivatives not designated as hedging instruments.  Gains and losses include the changes in fair value of the derivatives and amounts realized on terminations.  The amounts presented do not include losses from the periodic net payments and amortization of $705 million, $320 million, and $500 million for the years ended December 31, 2019, 2018, and 2017, respectively, which are recorded in net investment gain (loss).

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Equity total return swaps	$(71)	$44	$(13)
Equity put options	(23)	36	(4)
Equity call options	1,163	41	530
Foreign currency and interest rate swaps	12	52	(38)
Other	(1)	(1)	1
Embedded derivatives:
Variable annuity GLBs	(105)	(145)	166
Fixed indexed annuities	(565)	44	(128)
Life indexed accounts	(520)	228	(335)
Other	(15)	(7)	(2)
Total	$(125)	$292	$177

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currency and benchmark interest rates.  These cash flows include those associated with existing assets and liabilities.  The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 11 years.

The effective portion of gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $31 million and ($18) million for the years ended December 31, 2018 and 2017, respectively.  The ineffective portion of losses recognized in net investment gain (loss) was zero and $1 million for the years ended December 31, 2018 and 2017, respectively.  Effective January 1, 2019, with the adoption of ASU 2017-12 (Note 1), the Company is no longer required to bifurcate ineffectiveness.  Gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $4 million for the year ended December 31, 2019.

PL-36

No amounts were reclassified from AOCI to earnings due to forecasted cash flows that were no longer probable of occurring for the years ended December 31, 2019, 2018, and 2017.

All of the hedged forecasted transactions for cash flow hedges were determined to be probable of occurring for the years ended December 31, 2019, 2018, and 2017.

Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in fair value due to changes in foreign currencies and benchmark interest rates of its assets and liabilities.

The Company had gains (losses) recognized in net investment gain (loss) for derivatives designated as fair value hedges for foreign currency and interest rate swaps of ($1) million, zero, and zero on derivatives and $16 million, zero, and zero on the hedged items for the years ended December 31, 2019, 2018, and 2017, respectively.  Gains and losses include the changes in fair value of the derivatives as well as the offsetting gain or loss on the hedged item attributable to the hedged risk.  The Company includes the gain or loss on the derivative in the same line as the offsetting gain or loss on the hedged item.  These amounts do not include the periodic net settlements of the derivatives or the income (expense) related to the hedged item.

The following table discloses items designated and qualifying as hedged items in fair value hedges as of December 31, 2019:

	Carrying Amount		Cumulative Amount
	of Hedged		of Fair Value Hedging
	Assets and		Adjustments to Hedged
Derivative Instrument	Liabilities		Assets and Liabilities
	(In Millions)
Foreign currency swaps	$1,034	(1)	$6
Interest rate swaps	492	(1)	(22)
Interest rate swaps	24	(1)	4	(3)
Interest rate swaps	(659	)(2)	(140	)(3)

Location on the consolidated statements of financial condition:

(1) Fixed maturity securities available for sale, at fair value

(2) Debt

(3) Hedge accounting has been discontinued.  The cumulative amount of fair value hedging adjustments in the table above represent the amount remaining.

PL-37

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded at fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral.  The following table summarizes the notional amount and gross asset or liability derivative fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables, and income accruals.  See Note 11 for information on the Company’s fair value measurements and disclosure.

Notional amount represents a standard of measurement of the volume of over the counter (OTC) and exchange-traded derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

	December 31, 2019				December 31, 2018
	Notional	Fair Value			Notional	Fair Value
	Amount	Assets	Liabilities		Amount	Assets	Liabilities
	(In Millions)				(In Millions)
Derivatives designated as hedging instruments:
Foreign currency and interest rate swaps - fair value	$1,507	$41	$36	(1)
Foreign currency and interest rate swaps - cash flow	50	5		(1)	$455	$23	$9	(1)
Total derivatives designated as hedging instruments	1,557	46	36		455	23	9

Derivatives not designated as hedging instruments:
Equity total return swaps	1,695	1	34	(1)	824	45	1	(1)
Equity futures	1,830				2,305
Equity put options	482	9		(1)	256	32		(1)
Equity call options	13,916	852	4	(1)	9,642	86	78	(1)
Foreign currency and interest rate swaps	2,146	113	20	(1)	1,171	105	11	(1)
Synthetic GICs	28,568				23,342
Embedded derivatives:
Variable annuity GLBs			1,208	(3)			1,057	(3)
Variable annuity GLB - reinsurance contracts		269		(2)		223		(2)
Fixed indexed annuities			1,652	(4)			732	(4)
Life indexed accounts			752	(4)			180	(4)
Other		26	90	(5)		9	38	(5)
Total derivatives not designated as hedging instruments	48,637	1,270	3,760		37,540	500	2,097
Total derivatives	$50,194	$1,316	$3,796		$37,995	$523	$2,106

Location on the consolidated statements of financial condition:

(1) Other investments and other liabilities

(2) Other assets

(3) Future policy benefits

(4) Policyholder account balances

(5) Other assets, policyholder account balances and other liabilities

PL-38

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral.  Gross amounts include income or expense accruals.  Gross amounts offset include cash collateral received or pledged limited to the gross fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation.  Gross amounts not offset include asset collateral received or pledged limited to the gross fair value of recognized derivative assets and liabilities.

	Gross Amounts of			Gross Amounts
	Recognized	Gross Amounts		Not Offset -
	Assets/Liabilities (1)	Offset (2)	Net Amounts	Asset Collateral (3)	Net Amounts
	(In Millions)
December 31, 2019:
Derivative assets	$753	$(587)	$166	$(157)	$9
Derivative liabilities	64	(64)	—		—

December 31, 2018:
Derivative assets	$255	$(218)	$37	$(35)	$2
Derivative liabilities	248	(243)	5		5

(1) As of December 31, 2019 and 2018, derivative assets include expense accruals of $213 million and $27 million, respectively, and derivative liabilities include expense accruals of $1 million and $157 million, respectively.

(2) As of December 31, 2019 and 2018, the Company received excess cash collateral of $13 million and $11 million, respectively, and provided excess cash collateral of $1 million and $4 million, respectively, which are not included in the table.

(3) As of December 31, 2019 and 2018, the Company accepted excess asset collateral of $1 million and $2 million, respectively, which are not included in the table.

Cash collateral received from counterparties was $541 million and $99 million as of December 31, 2019 and 2018, respectively.  This unrestricted cash collateral is included in cash, cash equivalents, and restricted cash and the obligation to return it is netted against the fair value of derivatives in other investments or other liabilities.  Cash collateral pledged to counterparties was $87 million and $225 million as of December 31, 2019 and 2018, respectively.  A receivable representing the right to call this collateral back from the counterparty is netted against the fair value of derivatives in other investments or other liabilities.  Net exposure to the counterparty is calculated as the fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received.  If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the fair value is included in other liabilities.

As of December 31, 2019 and 2018, the Company had also accepted collateral, consisting of various securities, with a fair value of $158 million and $37 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition.  The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2019 and 2018, none of the collateral had been sold or repledged.  As of December 31, 2019 and 2018, the Company did not provide any collateral in the form of various securities.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to OTC derivatives, which are bilateral contracts between two counterparties.  The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

PL-39

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.  The Company currently pledges cash to satisfy this collateral requirement. For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty.  The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2019 was $10 million.  The maximum exposure to any single counterparty was $5 million as of December 31, 2019.  All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

There are no credit-contingent provisions in the Company’s collateral arrangements for its OTC derivatives that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.

Certain of the OTC master agreements include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the fair value of the underlying derivatives.  As of December 31, 2019, the Company’s financial strength ratings were above the specified level.

8.                          POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

Components of the liability for policyholder account balances is as follows:

	December 31,
	2019	2018
	(In Millions)
UL	$31,101	$29,915
Annuity and deposit liabilities	26,962	22,873
Fixed indexed annuity embedded derivatives	1,652	732
Life indexed account embedded derivatives	752	180
Funding agreements	167	178
Total	$60,634	$53,878

PL-40

FUTURE POLICY BENEFITS

Components of the liability for future policy benefits is as follows:

	December 31,
	2019	2018
	(In Millions)
Annuity reserves	$13,409	$10,358
Policy benefits (1)	3,213	2,883
URR (2)	1,882	1,994
Life insurance	1,627	1,435
Variable annuity GLB embedded derivatives	1,208	1,057
Closed Block liabilities	241	253
Other	104	115
Total	$21,684	$18,095

(1) As of December 31, 2019 and 2018, policy benefits consist primarily of $1,118 million and $915 million of liabilities for unpaid claims and $1,828 million and $1,801 million primarily representing single premium immediate annuity reserves, respectively.

(2) The Company annually revises certain assumptions to develop EGPs for its products subject to URR amortization.  The revised EGPs resulted in increased URR amortization of $48 million, decreased URR amortization of $120 million, and decreased URR amortization of $43 million for the years ended December 31, 2019, 2018, and 2017, respectively.

9.                          SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  These contracts also include various types of GMDB and GLB features.  For a discussion of certain GLBs accounted for as embedded derivatives, see Note 7.

The GMDBs provide a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years.  Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return.  In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features.  The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance.  The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

PL-41

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2019	2018
	($ In Millions)
Return of net deposits:
Separate account value	$50,672	$45,795
Net amount at risk (1)	208	1,300
Average attained age of contract holders	69 years	68 years

Anniversary contract value:
Separate account value	$12,755	$11,845
Net amount at risk (1)	181	1,069
Average attained age of contract holders	70 years	69 years

Minimum return:
Separate account value	$755	$708
Net amount at risk (1)	114	208
Average attained age of contract holders	74 years	74 years

(1) Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,
	2019	2018	2019	2018	2019	2018
	GMIB		GMWBL (2)		GMWBL (3)
	($ In Millions)		($ In Millions)		($ In Millions)
Separate account value	$1,410	$1,345	$7,883	$6,632
Net amount at risk (1)	153	284	274	861	$116	$101
Average attained age of contract holders	65 years	64 years	69 years	68 years	68 years	68 years

(1)    GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31.  GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

(2)    GMWBL related to variable annuities.

(3)    GMWBL related to fixed annuities.

PL-42

The determination of GMDB, GMIB, and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following table summarizes the GMDB, GMIB, and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,
	2019	2018	2019	2018	2019	2018	2019	2018
	GMDB		GMIB		GMWBL (1)		GMWBL (2)
	(In Millions)		(In Millions)		(In Millions)		(In Millions)
Balance, beginning of year	$18	$11	$41	$39	$88	$75	$30	$19
Changes in reserves	9	16	4	7	24	13	10	11
Benefits paid	(8)	(9)	(6)	(5)
Balance, end of year	$19	$18	$39	$41	$112	$88	$40	$30

(1) GMWBL related to variable annuities.

(2) GMWBL related to fixed annuities.

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2019	2018
	(In Millions)
Asset type:
Equity	$35,435	$29,571
Bonds	14,318	13,335
Other	1,145	3,099
Total separate account value	$50,898	$46,005

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments.  The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC.  The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

PL-43

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)
Balance, January 1, 2018	$863	$278	$585
Incurred guaranteed benefits	93	23	70
Paid guaranteed benefits	(6)	(5)	(1)
Balance, December 31, 2018	950	296	654
Incurred guaranteed benefits	210	50	160
Paid guaranteed benefits	(6)	(4)	(2)
Balance, December 31, 2019	$1,154	$342	$812

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,
	2019	2018
	($ In Millions)
Net amount at risk (1)	$15,342	$15,793
Average attained age of policyholders	63 years	62 years

(1) Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

10.                   DEBT AND FVO DEBT

SHORT-TERM DEBT

	December 31,
	2019	2018
	(In Millions)
Short-term debt: (1)
Commercial paper		$50
Other VIE debt (Note 3)	$113	55
Total short-term debt	$113	$105

(1) Does not include current maturities of long-term debt.

Pacific Life and PL&A

Pacific Life maintains a $700 million commercial paper program.  There was zero and $50 million commercial paper debt outstanding as of December 31, 2019 and 2018.  Interest is at variable rates and was 2.5% as of December 31, 2018.  In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in June 2023 that will serve as a back-up line of credit to the commercial paper program.  Interest is at variable rates.  This facility had no debt outstanding as of December 31, 2019 and 2018, respectively.

Pacific Life and PL&A maintains uncommitted reverse repurchase lines of credit with various financial institutions.  These borrowings are at variable rates of interest based on collateral and market conditions.  There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2019 and 2018.

PL-44

Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations.  The Company had estimated available eligible collateral of $1.2 billion as of December 31, 2019.  Interest is at variable or fixed rates.  The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2019 and 2018.

PL&A is a member of the FHLB of San Francisco.  PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s statutory net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations.  PL&A had estimated available eligible collateral of $21 million as of December 31, 2019.  Interest is at variable or fixed rates.  PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2019 and 2018.

LONG-TERM DEBT

	December 31,					December 31,
	2019					2018
($ In Millions)	Carrying Amount	Maturity Date	Interest Rate	Interest Payment Frequency	Type	Carrying Amount
Long-term debt:
Surplus notes:
2017 surplus notes (1)	$749	2067	4.3% (2)	Semiannually (2)	Fixed (2)	$749
2013 internal surplus note (3)	406	2043	5.125%	Semiannually	Fixed	405
2010 internal surplus note (3)	56	2020	6.0%	Semiannually	Fixed	56
2009 surplus notes (1)	385	2039	9.25%	Semiannually	Fixed	385
1993 surplus notes (1)	134	2023	7.9%	Semiannually	Fixed	134
Fair value hedge adjustments - terminated interest rate swap agreements (4)	140					147
Non-recourse long-term debt:
Non-recourse debt (5)	1,058	2020 to 2030	3.2% to 5.4%	Monthly	Variable/ Fixed	990
CMBS VIE debt (Note 3) (6)	1,521	2025 to 2044	3.5% to 3.6%	Monthly	Fixed	1,521
Total long-term debt	4,449					4,387

Total short-term debt	113					105

Debt issuance cost	(20)					(17)
Total debt	$4,542					$4,475

FVO debt - VIE (Note 3)	$910					$880

PL-45

(1) The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  The 1993 surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes.  Pacific Life may redeem all or a portion of the 2009 surplus notes at its option at the redemption price described under the terms of the notes and may redeem all or a portion of the 2017 surplus notes at its option at any time on or after October 24, 2047 at the redemption price described under the terms of the notes, subject to the prior approval of the NE DOI noted above.  Losses of $89 million were recognized in interest expense during the year ended December 31, 2017 from the extinguishments of surplus notes, net of fair value hedge adjustments.

(2) Represent rate, frequency, and type through October 23, 2047.  Thereafter until maturity, interest is payable quarterly at a floating rate equal to three-month London Interbank Offered Rate (LIBOR) for deposits in U.S. dollars plus 2.796%.

(3) The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million (the 2010 internal surplus note) and $500 million (the 2013 internal surplus note).  The 2010 surplus note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  The 2013 surplus note is an unsecured debt obligation of the Company and ranks equally with the Company’s existing and future surplus notes or similar obligations.  The 2013 surplus note is subordinated in right of payment to all other existing and future senior indebtedness of the Company and to present and future claims under insurance policies and annuity contracts issued by the Company.  All future payments of interest and principal on these internal surplus notes can be made only with the prior approval of the NE DOI.

(4) Pacific Life previously terminated interest rate swaps converting the 1993 surplus notes and 2009 surplus notes to variable rate notes.  As a result, fair value hedge adjustments were recorded to the net carrying amount of each note and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The total unamortized fair value hedge adjustments as of December 31, 2019 for the 1993 surplus notes and 2009 surplus notes were $19 million and $121 million, respectively.  The total unamortized fair value hedge adjustments as of December 31, 2018 for the 1993 surplus notes and 2009 surplus notes were $23 million and $124 million, respectively.

(5) As of December 31, 2019 and 2018, $1,008 million and $939 million, respectively, was outstanding on various real estate property related loans entered into by certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life.  The real estate property related loans amount includes zero and $18 million related to other consolidated VIEs as of December 31, 2019 and 2018, respectively.  These loans are secured by real estate properties.  Also included in other non-recourse debt is $50 million and $51 million as of December 31, 2019 and 2018, respectively, on a secured borrowing due to an unrelated third party.  The collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property.

(6) This debt is secured by commercial real estate property and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.  See Note 3.

Certain of the Company’s debt instruments and credit facilities contain various administrative, reporting, legal, and financial covenants.  The Company believes it was in compliance with all such covenants as of December 31, 2019.

PL-46

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

	Surplus	Non-recourse
Years Ending December 31:	Notes	Debt	Total
	(In Millions)
2020	$56	$143	$199
2021		33	33
2022		60	60
2023	134	76	210
2024		224	224
Thereafter	1,545	522	2,067
Total	$1,735	$1,058	$2,793

The table above excludes short-term debt, VIE debt, fair value hedge adjustments, and original issue discount fees of $5 million.

FVO DEBT

As of December 31, 2019 and 2018, the Company had FVO debt from CLOs classified as VIEs (Note 3) of $910 million and $880 million, respectively, with floating interest rates that range from three month LIBOR plus 1.09% to 6.68%, with maturities ranging from 2029 to 2031.  This debt is secured by syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

11.                   FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure fair value for financial assets and financial liabilities that are carried at fair value.  The determination of fair value requires the use of observable market data when available.  The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1                 Unadjusted quoted prices for identical instruments in active markets.  Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2                 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3                 Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

PL-47

The following tables present, by fair value hierarchy level, the Company’s financial assets and liabilities that are carried at fair value as of December 31, 2019 and 2018.

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2019:
Assets:
U.S. Government		$331				$331
Obligations of states and political subdivisions		1,642	$22			1,664
Foreign governments		600				600
Corporate securities		49,912	2,593			52,505
RMBS		3,149	40			3,189
CMBS		1,663	88			1,751
Other asset-backed securities		1,478	288			1,766
Total fixed maturity securities	—	58,775	3,031	—	—	61,806

FVO securities		1,584				1,584

Other investments:
Trading securities		702				702
Equity securities	$90	16				106
Other investments (2)	15	199	9			223
Other investments measured at NAV (3)						1,079
Total other investments	105	917	9	—	—	2,110

Derivatives:
Foreign currency and interest rate swaps		159		$159	$(79)	80
Equity derivatives			862	862	(248)	614
Embedded derivatives			295	295		295
Total derivatives	—	159	1,157	1,316	(327)	989

Separate account assets:
Separate account assets	59,772					59,772
Separate account assets measured at NAV (3)						420
Total separate account assets (4)	59,772	—	—	—	—	60,192
Total	$59,877	$61,435	$4,197	$1,316	$(327)	$126,681

Liabilities:
FVO debt		$910				$910

Derivatives:
Foreign currency and interest rate swaps		56		$56	$(79)	(23)
Equity derivatives			$38	38	(248)	(210)
Embedded derivatives			3,702	3,702		3,702
Total derivatives	—	56	3,740	3,796	(327)	3,469
Total	—	$966	$3,740	$3,796	$(327)	$4,379

PL-48

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2018:
Assets:
U.S. Government		$60				$60
Obligations of states and political subdivisions		1,270	$23			1,293
Foreign governments		623				623
Corporate securities		42,612	1,707			44,319
RMBS		2,146	10			2,156
CMBS		1,272	21			1,293
Other asset-backed securities		1,078	358			1,436
Total fixed maturity securities	—	49,061	2,119	—	—	51,180

FVO securities		1,488				1,488

Other investments:
Trading securities		232				232
Equity securities	$68	163				231
Other investments (2)		118	8			126
Other investments measured at NAV (3)						762
Total other investments	68	513	8	—	—	1,351

Derivatives:
Foreign currency and interest rate swaps		128		$128	$(53)	75
Equity derivatives			163	163	(150)	13
Embedded derivatives			232	232		232
Total derivatives	—	128	395	523	(203)	320

Separate account assets:
Separate account assets	53,390					53,390
Separate account assets measured at NAV (3)						319
Total separate account assets (4)	53,390	—	—	—	—	53,709
Total	$53,458	$51,190	$2,522	$523	$(203)	$108,048

Liabilities:
FVO debt		$880				$880

Derivatives:
Foreign currency and interest rate swaps		20		$20	$(53)	(33)
Equity derivatives			$79	79	(150)	(71)
Embedded derivatives			2,007	2,007		2,007
Total derivatives	—	20	2,086	2,106	(203)	1,903
Total	—	$900	$2,086	$2,106	$(203)	$2,783

(1)   Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty.

(2)   Excludes investments accounted for under the equity method of accounting.

(3)   Certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

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(4)   Separate account assets are measured at fair value.  Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities.  Separate account liabilities are measured to equal the fair value of separate account assets.  Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value.  The following table lists information regarding these investments as of December 31, 2019.

Asset Class and Investment Strategy (1)	Fair Value	Redemption Frequency	Remaining Lock-Up Period	Redemption Notice Period	Outstanding Commitment
		($ In Millions)
Private equity funds	$1,079	None (2)	N/A	N/A	$1,241

Separate account hedge funds	420	Monthly	None to 4 years	5 - 185 days
		Quarterly
		Semi-Annually
		Annually

Total measured at NAV	$1,499				$1,241

(1)   Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, loans, real estate, derivatives, privately held companies, and private partnerships.

(2)   Distributions by these investments are generated from liquidation of the underlying assets of the funds, which are determined by the general partner.  The Company is not aware of any announcements of planned liquidations.

FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date.  This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value and the controls that surround the valuation process.  The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, FVO, TRADING, AND EQUITY SECURITIES

The fair values of fixed maturity securities available for sale, FVO, trading, and equity securities are determined by management after considering external pricing sources and internal valuation techniques.  For securities with sufficient trading volume, prices are obtained from third party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value.  Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities.  The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

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For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value.  If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared.  Upon evaluation, the Company determines which source represents the best estimate of fair value.  Overrides of third-party prices to internally-developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio.  In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available.  Securities priced by the matrix model are primarily comprised of private placement securities.  Matrix model pricing measures fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service.  The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating, and sector.

Where matrix model pricing is not used, fair values are determined by other internally-derived valuation tools which use market-observable data if available.  Generally, this includes using an actively-traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds.  These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants, and risk managers.  Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate.  Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3.  Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3.  Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process.  Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers.  Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades.  A group comprised of the Company’s investment accountants, portfolio managers and analysts, and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process.  These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable fair value.  Certain significant inputs used in determining the fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market.  These non-marketable equity securities are classified as Level 3 assets.  Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, FVO, trading, and equity securities.

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DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures.  The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps.  The derivatives are valued using mid-market inputs that are predominantly observable in the market.  Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility, and equity index levels.  On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses.  Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants.  Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

All of the OTC derivatives were priced by valuation models as of December 31, 2019 and 2018.  A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2019.  Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps.  The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility, and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps.  Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts.  These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees, and broker quotations.  A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items.  As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3.  Below is a description of the Company’s fair value methodologies for these embedded derivatives.

Fair value is calculated as an aggregation of fair value and additional risk margins including behavior risk margin, mortality risk margin, and credit standing adjustment.  The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants.  Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•                  Behavior risk margin:  This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the fair value model could differ from actual experience.  This component includes assumptions about withdrawal utilization and lapse rates.

•                  Mortality risk margin:  This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•                  Credit standing adjustment:  This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

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SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value as a summarized total on the consolidated statements of financial condition.  The fair value of separate account assets is based on the fair value of the underlying assets.  Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported NAVs provided by fund managers daily and can be redeemed without restriction.  Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices.  Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 assets include fixed maturity securities.  The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2019	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2019
					(In Millions)
Obligations of states and political subdivisions	$23		$(1)						$22
Corporate securities	1,707	$(15)	134	$156	$(218)	$1,080	$(61)	$(190)	2,593
RMBS	10		1		(315)	383		(39)	40
CMBS	21		4	2	(61)	122			88
Other asset-backed securities	358	1	10	1	(171)	157	(17)	(51)	288
Total fixed maturity securities	2,119	(14)	148	159	(765)	1,742	(78)	(280)	3,031

Other investments	8					1			9

Derivatives, net: (1)
Equity derivatives	84	923				222		(405)	824
Embedded derivatives	(1,775)	(1,206)				(773)		347	(3,407)
Total derivatives	(1,691)	(283)	—	—	—	(551)	—	(58)	(2,583)

Total	$436	$(297)	$148	$159	$(765)	$1,192	$(78)	$(338)	$457

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		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2018	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2018
					(In Millions)
Obligations of states and political subdivisions	$24		$(1)						$23
Foreign governments	28		(2)		$(25)			$(1)	—
Corporate securities	1,476	$13	(93)	$27	(119)	$718	$(224)	(91)	1,707
RMBS	15		3	1	(156)	155		(8)	10
CMBS	100		(4)	2	(96)	19			21
Other asset-backed securities	374	1	(10)	10	(72)	97		(42)	358
Total fixed maturity securities	2,017	14	(107)	40	(468)	989	(224)	(142)	2,119

Other investments	5					4	(1)		8

Derivatives, net: (1)
Equity derivatives	386	52			84			(438)	84
Embedded derivatives	(1,693)	119				(659)		458	(1,775)
Total derivatives	(1,307)	171	—	—	84	(659)	—	20	(1,691)

Total	$715	$185	$(107)	$40	$(384)	$334	$(225)	$(122)	$436

(1)  Excludes derivative net settlements of ($666) million and ($314) million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).  Excludes synthetic GIC policy fees of $49 million and $44 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).  Excludes embedded derivative policy fees of $132 million and $145 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).

During the years ended December 31, 2019 and 2018, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value.  The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Investment Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2019:
Corporate securities	$7	$(10)	$(12)	$(15)
Other asset-backed securities		1		1
Total fixed maturity securities	7	(9)	(12)	(14)

Equity derivatives		923		923
Embedded derivatives		(1,206)		(1,206)
Total derivatives	—	(283)	—	(283)
Total	$7	$(292)	$(12)	$(297)

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	Net	Net
	Investment	Investment
	Income	Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2018:
Corporate securities	$18	$(1)	$(4)	$13
Other asset-backed securities	1			1
Total fixed maturity securities	19	(1)	(4)	14

Equity derivatives		52		52
Embedded derivatives		119		119
Total derivatives	—	171	—	171
Total	$19	$170	$(4)	$185

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2019	2018
	(In Millions)
Fixed maturity securities (1)	$119	$(70)

Derivatives, net: (2)
Equity derivatives	697	(39)
Embedded derivatives	(1,080)	142
Total	$(264)	$33

(1) Amounts are recognized in OCI.
(2) Amounts are recognized in net investment gain (loss).

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The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement and the sensitivity of the fair value to changes in those inputs for Level 3 assets and liabilities as of December 31, 2019 ($ In Millions).

	Fair Value	Predominant	Significant	Range	Impact of Increase in
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)	Input on Fair Value (5)
Obligations of states and political subdivisions	$22	Discounted cash flow	Spread (1)	557-561 (560)	Decrease

Corporate securities	2,593	Discounted cash flow	Spread (1)	43-995 (228)	Decrease
		Market pricing	Quoted prices (2)	25-135 (102)	Increase
		Cap at call price	Call price	100	N/A

RMBS	40	Market pricing	Quoted prices (2)	100-103 (101)	Increase

CMBS	88	Discounted cash flow	Spread (1)	217-350 (280)	Decrease
			Prepayment rate	0%-18% (0%)	N/A
			Default rate	0%	Decrease (6)
			Severity	0%	Decrease (6)

Other asset-backed securities	288	Discounted cash flow	Spread (1)	17-330 (137)	Decrease
		Market pricing	Quoted prices (2)	79-116 (108)	Increase
		Cap at call price	Call price	100	N/A

Other investments	9	Redemption value	Redemption value (3)	100	N/A

Equity derivatives (4)	824	Option pricing model	Equity volatility	7% - 52%	Increase (7)
Embedded derivatives (4)	(3,407)	Option pricing techniques	Equity volatility	7% - 52%	Increase (8)
			Mortality:
			Ages 0-40	0.01% - 0.18%	Decrease (9)
			Ages 41-60	0.06% - 0.55%	Decrease (9)
			Ages 61-120	0.39% - 100.00%	Decrease (9)
			Mortality improvement	0.00% - 4.47%	Increase (10)
			Withdrawal utilization	0.00% - 97.50%	Varies by product (11)
			Lapse rates	0.00% - 100%	Decrease (12)
			Credit standing adjustment	0.10% - 1.15%	Decrease (13)
Total	$457

(1) Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure, and credit quality.

(2) Independent third-party quotations were used in the determination of fair value.

(3) Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.

(4) Since the valuation methodology for equity derivatives and embedded derivatives uses a range of inputs that vary at the contract level, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

(5) The impact of a decrease in input would have the opposite impact on fair value as that presented in the table.  For any given annuity contract, each assumption varies throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Changes in fair values are based on long U.S. dollar positions and will be inversely impacted for short U.S. dollar positions.

(8) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, and vary by equity index.  The assumption is based on historical realized equity volatility.

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(9) Mortality rates vary by age, gender, policy year, and mortality segments.  Mortality rate assumptions are based on Company experience.  There are two mortality segments: the plus segment consists of policies without a lifetime guaranteed minimum withdrawal benefits (GMWB) rider; the minus segment consists of policies with a lifetime GMWB rider.  An increase in the mortality assumption results in an increase (decrease) in the fair value for policies in the plus (minus) segment.  As of December 31, 2019, the majority of policies in scope are in the minus segment.

(10) Mortality improvement varies by age, gender, calendar year, and mortality segment.  Mortality improvement assumptions are based on Company experience.  Mortality segments are defined in (9) above.  An increase in the mortality improvement assumption results in a decrease (increase) in the fair value for policies in the plus (minus) segment.

(11) The withdrawal utilization assumption estimates the percentage of contractholders with a GMWB benefit who will elect to utilize the benefit.  The assumption varies by the type of GMWB, tax qualification status, policy size, and age at rider issue.  Withdrawal utilization assumptions are based on Company experience.  An increase in the withdrawal utilization assumption results in an increase (decrease) in the fair value for variable (fixed indexed) annuities.

(12) Variable annuity lapse rates vary by policy size, commission option, single/joint life status, surrender charge duration, age, policy month, amount of time until the end of the rider utilization waiting period (if any), and the amount by which the guaranteed amount is greater than the account value.  Fixed indexed annuity lapse rates consist of a base lapse rate that varies by product and policy year, and a dynamic adjustment based on how the credited rate on the contract compares to competitor rates.  Lapse rate assumptions are based on Company experience.

(13) The credit standing adjustment represents the Company’s nonperformance risk spread, and varies by duration.  The assumption is based on Barclays financial credit spreads.

The Company did not have any significant nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2019 and 2018.  The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	Fair Value	December 31, 2019		December 31, 2018
	Hierarchy	Carrying		Carrying
	Level	Amount	Fair Value	Amount	Fair Value
		(In Millions)
Assets:
Mortgage loans	Level 3	$16,388	$17,391	$14,886	$14,649
Policy loans	Level 3	7,950	7,950	7,975	7,975
Cash and cash equivalents	Level 1	6,097	6,097	2,267	2,267
Restricted cash	Level 1	14	14	7	7
Liabilities:
Funding agreements	Level 3	167	168	178	178
Annuity and deposit liabilities	Level 3	26,962	26,962	22,873	22,873
Short-term debt	Level 2	113	113	105	105
Long-term debt	Level 2	4,449	4,785	4,387	4,333

This table excludes the following financial instruments: accrued investment income receivables and payables, cash collateral liability for securities lending, and collateral receivables and payables for derivatives.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates.  The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2019 and 2018:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

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POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts.  Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS

The fair value of funding agreements is estimated using the rates currently offered for deposits of similar remaining maturities.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest.  The fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.  The fair value of long-term debt is based on market quotes or discounting estimated future cash flows using market rates, except for certain VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

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12.                   OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity.  The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on		Gain (Loss)
	Securities Available		on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Millions)
Balance, January 1, 2017	$842		$88	$(21)	$909
Change in OCI before reclassifications	734	(2)	(18)	8	724
Income tax (expense) benefit	(255)		6		(249)
Gain reclassified from AOCI	(86)				(86)
Income tax expense	30				30
Reclassification of deferred tax effects	272		17	(4)	285
Balance, December 31, 2017	1,537		93	(17)	1,613
Cumulative effect of adoption of accounting change (Note 1)	(3)				(3)
Revised balance, January 1, 2018	1,534		93	(17)	1,610
Change in OCI before reclassifications	(1,978	)(2)	30	(8)	(1,956)
Income tax (expense) benefit	416		(6)		410
Loss reclassified from AOCI	12				12
Income tax benefit	(3)				(3)
Balance, December 31, 2018	(19)		117	(25)	73
Change in OCI before reclassifications	3,177	(2)	6	9	3,192
Income tax expense	(667)			(2)	(669)
(Gain) loss reclassified from AOCI	14		(5)		9
Income tax expense (benefit)	(3)		1		(2)
Balance, December 31, 2019	$2,502		$119	$(18)	$2,603

(1) See Note 4 and Note 8 for information related to DAC and future policy benefits.

(2) Includes allocation of the combined net holding increase (reduction) from DAC, URR, and future policy benefits of ($1,507) million, $848 million, and ($465) million for the years ended December 31, 2019, 2018, and 2017, respectively.

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RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations.  Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2019	2018	2017
	(In Millions)
Unrealized (gain) loss on securities available for sale, net:
Sale of securities available for sale (1)	$(5)	$3	$(95)
OTTI recognized on securities available for sale (2)	19	9	9
Total unrealized (gain) loss on securities available for sale, net	14	12	(86)

Derivatives reclassification, net	(5)

Total amounts reclassified from AOCI	$9	$12	$(86)

Location on the consolidated statements of operations:

(1) Net investment gain (loss)

(2) OTTI

13.                   REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk.  The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.  Reinsurance receivables, included in other assets, were $1,157 million and $1,196 million as of December 31, 2019 and 2018, respectively.  Reinsurance payables, included in other liabilities, were $290 million and $226 million as of December 31, 2019 and 2018, respectively.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Direct premiums	$2,761	$1,719	$1,502
Reinsurance assumed (1)	938	996	1,048
Reinsurance ceded	(434)	(437)	(409)
Insurance premiums	$3,265	$2,278	$2,141

(1) Included are $56 million of assumed premiums from PLRL for each of the years ended December 31, 2019, 2018, and 2017.

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14.                   INCOME TAXES

The provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Current	$142	$(133)	$200
Deferred	(77)	207	(636)
Total	$65	$74	$(436)

A reconciliation of the provision for income taxes from continuing operations based on the Federal corporate statutory tax rate of 21% for the years ended December 31, 2019 and 2018 and 35% for the year ended December 31, 2017 to the provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Provision for income taxes at the statutory rate	$129	$162	$291
Dividends received deduction	(31)	(31)	(81)
Tax credits	(24)	(33)	(24)
Remeasurement of operating deferred taxes		(49)	(395)
Remeasurement of OCI deferred taxes			(285)
Transition tax on deemed repatriation			23
Tax on financial reporting basis over tax basis of foreign subsidiary			48
Foreign tax credit adjustments	5	41
Other	(14)	(16)	(13)
Provision (benefit) for income taxes from continuing operations	$65	$74	$(436)

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The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,
	2019	2018
	(In Millions)
Deferred tax assets:
Investments including derivatives	$638	$442
Policyholder reserves	610	525
Deferred compensation	65	57
Tax net operating loss carryforwards	1	1
Tax credit carryforwards		268
Other	147	109
Total deferred tax assets	1,461	1,402

Deferred tax liabilities:
DAC	(715)	(678)
Derivatives	(540)	(415)
Partnership investments	(67)	(646)
Depreciation	(8)	(7)
Other	(10)	(23)
Total deferred tax liabilities	(1,340)	(1,769)

Net deferred tax asset (liability)	121	(367)
Unrealized gain on derivatives and securities available for sale	(701)	(2)
Other adjustments	9	(8)
Net deferred tax liability	$(571)	$(377)

The Company has $4 million of Federal dual consolidated loss carryovers that expire between 2026 and 2031.

Management has assessed that it is more likely than not that the Company’s deferred tax assets as of December 31, 2019 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (In Millions):

Balance as of January 1, 2017	$52
Decrease - prior year positions	(52)
Balance as of December 31, 2017	—
Increase - prior year positions	41
Balance as of December 31, 2018	41
Increase - prior year positions	5
Increase - current year positions	41
Balance as of December 31, 2019	$87

The Company identified liabilities for uncertain tax positions in 2016 for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to aircraft maintenance reserves, which was reduced in 2017 by adjusting net operating loss carryovers.

During 2018, the outcome in certain European Union (EU) member country tax courts indicated that foreign tax withholding refund claims that the Company had filed in previous years were more likely than not to be refunded, which would reduce foreign tax

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credits claimed on the Company’s U.S. Federal income tax return.  As a result of this change in facts, the Company recorded a liability of $41 million for the uncertainty of sustaining the benefit of the foreign tax credits previously claimed.

During 2019, the uncertain tax benefit increased by $46 million for the following items:

•                  $36 million increase related to state tax on intercompany transactions, which was reclassified from deferred tax liability to the liability for uncertain tax positions as a result of a triggering event,

•                  $5 million increase due to additional foreign tax withholding refund claims filed during 2019, and

•                  $5 million increase for the uncertainty in sustaining the benefit of research and development credits claimed on amended prior year U.S. federal income tax returns.

The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities.  The Internal Revenue Service (IRS) is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals.  The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals.  The Company does not expect the current Federal and California audits to result in any material assessments.

On December 22, 2017, tax reform legislation formally known as the Act was enacted, which significantly revised the U.S. corporate income tax system.  Among other things, the Act lowered the Federal corporate income tax rate from 35% to 21%, effective January 1, 2018; implemented a territorial tax system, and imposed a transition tax on deemed repatriated earnings of foreign subsidiaries; broadened the base of taxable income, particularly with respect to the calculation of tax reserves, DAC, and the Dividends Received Deduction (DRD); and repealed the corporate alternative minimum tax.

Following the guidance in Staff Accounting Bulletin No. 118 (SAB 118), the Company recorded certain effects of the Act as provisional estimates for the year ended December 31, 2017, specifically:

•                  An income tax benefit of $680 million for the estimated remeasurement of the Company’s U.S. net deferred tax liabilities.

•                  An income tax expense of $23 million for the deemed repatriation of accumulated earnings in foreign subsidiaries.

The measurement period in SAB 118 ended on December 22, 2018, and the Company completed the accounting for the tax impact of the Act based on legislative updates relating to the Act currently available.  Adjustments were recorded during the year ended December 31, 2018 to the provisional estimates initially recorded, specifically:

•                  Additional income tax benefit of $49 million for the remeasurement of the Company’s U.S. net deferred tax liabilities as a result of certain tax positions taken on the 2017 tax return filing.

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Prior to the enactment of the Act, the Company considered the earnings in its non-U.S. subsidiaries to be indefinitely reinvested; accordingly, it recorded no deferred income taxes with respect to the excess of the amount for financial reporting over the tax basis in its non-U.S. subsidiaries, including undistributed foreign earnings.  The transition tax included in the Act reduced this excess, but did not eliminate it.  As the remaining excess of the amount for financial reporting over the tax basis reverses, it may result in additional non-U.S. withholding taxes, as well as U.S. Federal and state taxes.  More specifically:

•                  As of December 31, 2017, the Company changed its prior assertion of indefinite reinvestment of earnings in Singapore, and recorded a deferred tax liability of $48 million, with respect to remaining financial reporting basis over the tax basis in its Singapore subsidiary.  The deferred tax liability has been updated as of December 31, 2018 to account for activity during the year ended December 31, 2018.

•                  Due to the sale of the Company’s remaining ownership interest in ACG to TCSA in 2019, the deferred tax liability for the financial reporting basis over the tax basis of the Company’s investment in ACG, inclusive of the Singapore subsidiary, has been recognized.

15.                   SEGMENT INFORMATION

The Company has three operating segments:  Life Insurance, Retirement Solutions, and Reinsurance.  These segments are managed separately and have been identified based on differences in products and services offered.  All other activity is included in the Corporate and Other segment.  The transactions disclosed in discontinued operations (Note 6) relate to the disposition of the Company’s Aircraft Leasing segment.  The aircraft leasing business is included in Corporate and Other as discontinued operations.   Effective January 1, 2020, the Company formed the Institutional segment, offering pension risk transfer, spread lending, and stable value products.

The Life Insurance segment provides a wide range of life insurance products through multiple distribution channels operating in the affluent, broad, and corporate markets.  Principal products include universal life, indexed universal life, variable universal life, hybrid Long Term Care, and term life.  Distribution channels include independent producers, financial advisory networks, independent brokerage general agencies, wirehouses, e-tailers, and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, and structured settlement and group retirement annuities, which are offered through multiple distribution channels.  Distribution channels include independent planners, regional broker-dealers, wirehouses and financial institution distributors.

The Reinsurance segment primarily includes the domestic retrocession business, which assumes mortality risks from other life reinsurers.  Additionally, retrocession agreements related to non-traditional longevity reinsurance are assumed from PLRL.  The international retrocession business serves clients primarily in Canada, Europe, and Asia.

The Corporate and Other segment consists of assets, liabilities, and activities, which support the Company’s operating segments.  Included in these support activities is the management of investments and mutual funds, the Company’s financing activities (including the issuance of long-term and short-term debt), and other expenses and other assets not directly attributable to the operating segments.  The Corporate and Other segment also includes operations that do not qualify as operating segments and the elimination of intersegment transactions.  Discontinued operations (Note 6) are also included in the Corporate and Other segment.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets.  Net investment income and net investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment.  Overhead expenses are allocated based on services provided.  Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income.

PL-64

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity.  The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S.  As of December 31, 2019 and 2018, the Company had foreign investments of $15.4 billion and $13.6 billion, respectively.  Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2019, 2018, and 2017.

The following is segment information as of and for the year ended December 31, 2019:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,706	$3,269	$903		$5,878
Net investment income	1,350	1,830	33	$301	3,514
Net investment gain (loss)	2	(574)	19	162	(391)
OTTI	(2)	(6)		(11)	(19)
Investment advisory fees	27	178		60	265
Other income	44	137	72	45	298
Total revenues	3,127	4,834	1,027	557	9,545

BENEFITS AND EXPENSES
Policy benefits	1,021	3,019	875		4,915
Interest credited	1,025	604		4	1,633
Commission expenses	409	413	27	28	877
Operating expenses	527	427	44	239	1,237
Interest expense	21			245	266
Total benefits and expenses	3,003	4,463	946	516	8,928

Income from continuing operations before provision for income taxes	124	371	81	41	617
Provision for income taxes	15	33	17		65

Income from continuing operations	109	338	64	41	552
Discontinued operations, net of taxes				359	359
Net income	109	338	64	400	911
Less: net income from continuing operations attributable to noncontrolling interests				(24)	(24)
Less: income from discontinued operations attributable to noncontrolling interest				(100)	(100)
Net income attributable to the Company	$109	$338	$64	$276	$787

Total assets	$49,484	$102,614	$1,888	$13,130	$167,116
DAC	1,841	2,929	34		4,804
Separate account assets	8,987	51,205			60,192
Policyholder and contract liabilities	36,005	44,981	1,165	167	82,318
Separate account liabilities	8,987	51,205			60,192

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The following is segment information as of and for the year ended December 31, 2018:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,533	$2,270	$947		$4,750
Net investment income	1,272	1,539	35	$397	3,243
Net investment gain (loss)	23	35	(17)	19	60
OTTI	(4)	(6)		(5)	(15)
Investment advisory fees	28	253		14	295
Other income	40	190	33	1	264
Total revenues	2,892	4,281	998	426	8,597

BENEFITS AND EXPENSES
Policy benefits	833	1,956	855		3,644
Interest credited	975	510		5	1,490
Commission expenses	460	781	23		1,264
Operating expenses	471	488	39	191	1,189
Interest expense	16			222	238
Total benefits and expenses	2,755	3,735	917	418	7,825

Income from continuing operations before provision (benefit) for income taxes	137	546	81	8	772
Provision (benefit) for income taxes	(9)	41	18	24	74

Income (loss) from continuing operations	146	505	63	(16)	698
Discontinued operations, net of taxes				229	229
Net income	146	505	63	213	927
Less: net income from continuing operations attributable to noncontrolling interests				(3)	(3)
Less: income from discontinued operations attributable to noncontrolling interest				(53)	(53)
Net income attributable to the Company	$146	$505	$63	$157	$871

Total assets	$44,176	$87,714	$1,759	$21,066	$154,715
DAC	1,915	3,067	41		5,023
Separate account assets	7,506	46,203			53,709
Policyholder and contract liabilities	34,100	36,627	1,068	178	71,973
Separate account liabilities	7,506	46,203			53,709

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The following is segment information for the year ended December 31, 2017:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,110	$2,246	$991		$4,347
Net investment income	1,201	1,385	33	$216	2,835
Net investment gain (loss)	14	(89)	8	120	53
OTTI	(3)	(6)		(2)	(11)
Investment advisory fees	27	262		11	300
Other income	39	191	30	2	262
Total revenues	2,388	3,989	1,062	347	7,786

BENEFITS AND EXPENSES
Policy benefits	668	1,881	914		3,463
Interest credited	915	460		8	1,383
Commission expenses	188	557	24		769
Operating expenses	418	467	33	122	1,040
Interest expense	12			289	301
Total benefits and expenses	2,201	3,365	971	419	6,956

Income (loss) from continuing operations before provision (benefit) for income taxes	187	624	91	(72)	830
Provision (benefit) for income taxes	(59)	(68)	7	(316)	(436)

Income from continuing operations	246	692	84	244	1,266
Discontinued operations, net of taxes				94	94
Net income	246	692	84	338	1,360
Less: net income from continuing operations attributable to noncontrolling interests				(5)	(5)
Less: income from discontinued operations attributable to noncontrolling interest				(1)	(1)
Net income attributable to the Company	$246	$692	$84	$332	$1,354

16.                   TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund (PSF) and the Pacific Funds Series Trust (PFST).  Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios.  These fees, included in investment advisory fees and other income, amounted to $300 million, $334 million, and $342 million for the years ended December 31, 2019, 2018, and 2017, respectively.  In addition, Pacific Life and PLFA provide certain support services to the PSF and PFST based on an allocation of actual costs.  These fees amounted to $6 million for the years ended December 31, 2019, 2018, and 2017.  Pacific Life also provides general administrative or investment management services to PMHC, PLC and other affiliates.  These fees amounted to $11 million, $13 million, and $10 million for the years ended December 31, 2019, 2018, and 2017, respectively.

PL-67

Additionally, the PSF and PFST have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services.  For the years ended December 31, 2019, 2018, and 2017, PSD received $100 million, $111 million, and $116 million, respectively, in service and other fees from the PSF and PFST, which are recorded in other income.

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A.  Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are insurance contracts with the affiliated assignment company with contract values of $4.4 billion and $3.9 billion as of December 31, 2019 and 2018, respectively.  Related to the insurance contracts, Pacific Life and PL&A received $567 million, $469 million and $475 million of insurance premiums and paid $270 million, $235 million, and $210 million of policy benefits for the years ended December 31, 2019, 2018, and 2017, respectively.  In addition, included in the liability for policyholder account balances are investment contracts with the affiliated assignment company of $3.7 billion and $3.3 billion as of December 31, 2019 and 2018, respectively.

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17.                   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in mortgage loans, limited partnerships, fixed maturity securities, and other investments, as follows (In Millions):

			Fixed Maturity
		Limited	Securities and
Years Ending December 31:	Mortgage Loans	Partnerships	Other Investments	Total
2020	$486	$438	$533	$1,457
2021	397	258		655
2022	314	239		553
2023	174	222		396
2024		198		198
Thereafter	1	233	2	236
Total	$1,372	$1,588	$535	$3,495

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rent expense, which is included in operating and other expenses, in connection with these leases was $10 million, $10 million, and $8 million for the years ended December 31, 2019, 2018, and 2017, respectively.  Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:
2020	$11
2021 through 2024	36
2025 and thereafter	31
Total	$78

Pacific Life entered into agreements with PLRL and Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL and PLRA.  These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLRL or PLRA and Pacific LifeCorp.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, to guarantee the performance of reinsurance obligations of PLRC.  Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

PL-69

In September 2019, Pacific Life renewed and increased its commitment to provide funds, on Pacific LifeCorp’s behalf, of up to 165 million pound sterling to PLRL.  This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp.  Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company.  In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements.  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the DRD.  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Act (Notes 1 and 14), DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not historically made material payments for these types of indemnifications.  The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, no related liability has been recorded.  Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies.  These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated.  The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

PL-70

The Company has ceded and assumed reinsurance contracts in place with a reinsurer whose financial stability has deteriorated.  In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer.  As of December 31, 2019, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s consolidated financial statements.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 7 for discussion of contingencies related to derivative instruments.

See Note 14 for discussion of other contingencies related to income taxes.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

PACIFIC SELECT EXEC V

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Pacific Select Exec V is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2020, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

i

PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

1

Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

First Year Transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

2

• You choose amounts to be transferred for 12 months from the payment date.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If program ends during the second Policy Year, we will not count it toward the usual one transfer per year for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

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• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

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Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 70. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (sex blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and sex of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

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We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event

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may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2019, 2018 and 2017 was $841,739.50, $960,522.59, and $996,868.33 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 2% of premiums paid thereafter.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed

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120% of, the Policy's guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premium payments usually ranges from 0% to 45% of premiums paid up to the first target premium, but generally does not exceed 1.50% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2019, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cambridge Inv Research Inc, Capital Investment Group, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, CPS Financial & Insurance Services Inc, FAS CORP, First Allied Sec Inc, First Tennessee Bank, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, Independent Financial Group, Investacorp , Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, PensionMark Securities LLC, P J Robb Variable Corp, ProEquities, PRUCO Securities, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Summit Brokerage Inc, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, and Woodbury Financial Services.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional

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expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

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• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

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Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2019 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2019 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 have been audited by Deloitte &

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Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. 15-30393-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-4
Statements of Operations	SA-11
Statements of Changes in Net Assets	SA-18
Financial Highlights	SA-39
Notes to Financial Statements	SA-50
Report of Independent Registered Public Accounting Firm	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2019

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2019; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2019, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	419,490	$4,868,941	$3,494,778	$698,883
Diversified Bond Class I *	8,063,131	88,954,482	10,003,506	9,421,152
Floating Rate Income Class I *	2,625,468	33,053,997	25,046,329	3,993,638
High Yield Bond Class I *	8,701,847	77,198,185	17,507,920	15,370,392
High Yield Bond Class P *	9	85	85	—
Inflation Managed Class I *	6,225,419	69,823,719	2,716,668	7,082,677
Inflation Strategy Class I *	159,056	1,721,011	335,234	375,465
Managed Bond Class I *	18,542,312	255,502,161	8,580,269	19,611,835
Managed Bond Class P *	15	234	234	—
Short Duration Bond Class I *	8,401,942	87,104,836	9,593,634	6,034,525
Emerging Markets Debt Class I *	838,342	10,689,519	1,558,403	1,192,005
Comstock Class I *	3,660,493	63,268,849	2,397,010	4,779,492
Developing Growth Class I *	1,165,098	24,624,704	503	2,506,183
Dividend Growth Class I *	3,397,044	87,800,216	6,538,559	9,229,053
Equity Index Class I *	10,403,392	817,171,419	20,696,915	57,600,214
Equity Index Class P *	24	1,955	1,946	—
Focused Growth Class I *	1,070,401	40,736,198	2,923,083	4,878,082
Growth Class I *	7,215,992	288,429,060	8,700,710	22,640,177
Large-Cap Growth Class I *	4,701,238	69,613,040	4,605,550	8,509,737
Large-Cap Value Class I *	5,088,433	131,089,123	7,595,551	11,919,058
Large-Cap Value Class P *	10	277	276	—
Main Street® Core Class I *	4,631,045	218,453,066	1,582,537	23,815,151
Mid-Cap Equity Class I *	5,746,149	132,314,507	20,861,315	24,678,530
Mid-Cap Growth Class I *	4,543,403	83,131,726	10,182,214	12,186,229
Mid-Cap Value Class I *	686,636	14,041,574	2,284,597	2,171,600
Mid-Cap Value Class P *	8	253	245	—
Small-Cap Equity Class I *	1,114,983	25,264,596	2,371,655	2,136,289
Small-Cap Index Class I *	9,087,732	235,222,279	14,862,733	21,279,220
Small-Cap Index Class P *	10	254	250	—
Small-Cap Value Class I *	3,096,599	68,043,005	3,777,030	6,361,349
Small-Cap Value Class P *	48	1,275	1,275	—
Value Advantage Class I *	287,964	5,625,687	2,337,416	305,159
Emerging Markets Class I *	8,433,112	173,475,912	7,805,186	11,577,238
Emerging Markets Class P *	159	3,394	3,388	—
International Large-Cap Class I *	19,937,580	216,113,876	8,476,464	8,655,404
International Large-Cap Class P *	706	8,242	8,207	—
International Small-Cap Class I *	4,101,335	44,120,509	4,455,915	3,320,303
International Small-Cap Class P *	177	2,636	2,636	—
International Value Class I *	10,484,141	133,840,214	6,193,123	8,273,589
Health Sciences Class I *	1,636,386	79,347,189	3,715,728	11,014,418
Real Estate Class I *	3,156,350	92,882,635	4,144,180	7,708,345
Technology Class I *	3,130,967	30,872,295	2,831,937	4,305,117
Technology Class P *	204	2,551	2,551	—
Currency Strategies Class I *	85,420	990,231	82,367	273,729
Pacific Dynamix - Conservative Growth Class I *	704,979	12,244,024	3,099,159	1,561,898
Pacific Dynamix - Moderate Growth Class I *	2,954,845	65,004,309	10,708,300	3,421,834
Pacific Dynamix - Moderate Growth Class P *	2,151	47,334	47,250	—
Pacific Dynamix - Growth Class I *	3,406,790	84,870,177	15,077,756	7,862,315
Portfolio Optimization Conservative Class I *	1,183,767	16,443,951	6,321,744	3,990,020
Portfolio Optimization Moderate-Conservative Class I *	3,536,524	53,817,853	2,529,405	3,896,707
Portfolio Optimization Moderate Class I *	14,701,299	241,840,289	4,809,612	22,655,285
Portfolio Optimization Growth Class I *	19,787,763	350,862,565	7,248,389	25,659,757
Portfolio Optimization Aggressive-Growth Class I *	9,308,188	170,954,108	7,914,748	10,191,188
PSF DFA Balanced Allocation Class D *	676,433	9,076,242	5,014,373	452,567

See Notes to Financial Statements	See explanation of symbol on page SA-3

SA-1

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco Oppenheimer V.I. Global Series II	331,747	$13,916,792	$4,969,240	$2,389,552
Invesco Oppenheimer V.I. Main Street Small Cap Series I	38,174	890,219	713,903	379,805
Invesco V.I. International Growth Series I *	54	2,126	2,126	—
Invesco V.I. International Growth Series II	825,961	31,782,980	4,982,301	4,758,625
American Century VP Mid Cap Value Class I *	82	1,700	1,700	—
American Century VP Mid Cap Value Class II	1,677,718	34,728,759	8,779,038	6,269,090
American Funds IS Asset Allocation Class 2 *	767	18,254	18,315	—
American Funds IS Asset Allocation Class 4	3,175,442	75,162,702	19,006,328	2,910,735
American Funds IS Growth Class 2 *	159	12,782	12,759	—
American Funds IS Growth Class 4	1,177,078	93,471,771	12,804,831	5,286,039
American Funds IS Growth-Income Class 2 *	64	3,195	3,193	—
American Funds IS Growth-Income Class 4	2,069,871	102,500,035	16,308,944	5,403,716
BlackRock® Basic Value V.I. Class III	1,516,044	20,648,516	2,678,639	1,392,875
BlackRock Global Allocation V.I. Class III	4,404,174	63,772,446	7,695,887	8,906,402
BlackRock 60/40 Target Allocation ETF V.I. Class I	270,251	3,288,960	2,779,845	554,261
DFA VA International Value *	10	128	127	—
BNY Mellon VIF Appreciation Service Shares	27,454	1,161,046	622,527	172,229
Fidelity® VIP Contrafund® Initial Class *	172	6,394	6,382	—
Fidelity VIP Contrafund® Service Class 2	1,724,238	62,244,986	8,614,558	7,258,802
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	118,461	1,577,897	298,531	165,139
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	183,108	2,402,384	448,773	312,833
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	580,226	8,076,750	2,262,268	1,936,010
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	877,099	13,340,673	3,869,492	1,163,711
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	883,710	13,423,552	3,149,481	1,282,679
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	476,599	11,519,390	2,884,112	589,082
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	445,287	10,210,422	2,560,077	605,573
Fidelity VIP Freedom Income PortfolioSM Service Class 2	122,207	1,445,714	117,173	138,315
Fidelity VIP Government Money Market Service Class	162,012,567	162,012,567	81,354,702	106,097,209
Fidelity VIP Growth Service Class 2	146,321	11,329,616	1,728,463	2,070,999
Fidelity VIP International Index Service Class 2 *	287	2,878	2,835	—
Fidelity VIP Mid Cap Service Class 2	999,406	31,731,132	5,582,423	3,586,759
Fidelity VIP Value Strategies Service Class 2	435,974	5,855,134	1,541,700	782,838
Templeton Foreign VIP Class 2	1,486,314	20,704,349	2,679,599	3,482,219
Templeton Global Bond VIP Class 1 *	173	2,880	2,835	—
Templeton Global Bond VIP Class 2	2,605,371	41,607,781	5,957,584	3,631,303
Janus Henderson Enterprise Institutional Shares *	25	2,126	2,126	—
Janus Henderson Enterprise Service Shares	423,990	33,889,501	9,984,517	5,632,873
Janus Henderson Overseas Service Shares	521,756	16,644,014	1,358,301	1,744,921
Lazard Retirement Global Dynamic Multi-Asset Service Shares	108,322	1,478,600	214,321	425,588
Lazard Retirement International Equity Service Shares	101,248	1,049,939	754,614	145,377
ClearBridge Variable Aggressive Growth - Class II	815,001	22,526,633	2,744,110	1,876,248
ClearBridge Variable Mid Cap - Class II	904,780	20,339,456	9,853,386	1,350,465
Western Asset Variable Global High Yield Bond - Class II	68,479	508,799	107,513	58,772
Lord Abbett Bond Debenture Class VC	1,569,258	18,956,635	6,192,922	1,811,734
Lord Abbett Developing Growth Class VC	826,587	24,698,425	8,890,074	4,798,492
Lord Abbett Fundamental Equity Class VC	393,608	6,510,284	1,530,558	1,522,752
Lord Abbett Total Return Class VC	3,273,653	55,161,046	10,324,277	3,356,288
M Capital Appreciation	2,421,736	60,664,488	7,190,376	6,006,461
M International Equity	5,398,953	67,054,991	10,137,802	3,214,299
M Large Cap Growth	2,117,818	62,115,611	6,420,170	4,743,572
M Large Cap Value	2,259,752	28,924,827	5,634,174	6,156,421
MFS® New Discovery Series - Initial Class *	215	4,353	4,252	—
MFS New Discovery Series - Service Class	1,638,238	29,521,044	16,350,758	2,693,179
MFS Utilities Series - Service Class	403,390	13,941,146	4,078,396	3,593,271
MFS Value Series - Initial Class *	206	4,323	4,253	—
MFS Value Series - Service Class	1,114,421	22,867,924	6,131,654	2,408,791
Neuberger Berman Sustainable Equity Class I	22,013	591,917	260,929	356,645
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	540,331	6,802,762	491,828	516,537

See Notes to Financial Statements	See explanation of symbol on page SA-3

SA-2

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
PIMCO Income - Administrative Class	283,818	$3,085,099	$3,006,883	$279,188
Royce Micro-Cap Service Class	236,299	2,254,295	458,469	463,873
State Street Total Return V.I.S. Class 3	130,361	2,067,528	955,831	112,046
T. Rowe Price Blue Chip Growth - I	193	7,511	7,521	—
T. Rowe Price Blue Chip Growth - II	3,968,696	148,508,609	12,305,369	6,097,552
T. Rowe Price Equity Income - I	218	5,907	6,177	—
T. Rowe Price Equity Income - II	3,101,365	83,767,871	14,415,117	2,802,653
VanEck VIP Global Hard Assets Initial Class *	1,253,546	23,867,509	3,358,185	2,991,583
Vanguard® VIF Mid-Cap Index *	11	256	255	—

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	High Yield	Inflation
	Income	Bond	Rate Income	Bond	Bond	Managed
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$4,868,941	$88,954,482	$33,053,997	$77,198,185	$85	$69,823,719
Receivables:
Due from Pacific Life Insurance Company	107,675	2,785	7,095	27,056	—	29,330
Investments sold	—	—	—	—	—	—
Total Assets	4,976,616	88,957,267	33,061,092	77,225,241	85	69,853,049
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	107,675	2,833	7,088	26,945	—	29,410
Total Liabilities	107,675	2,833	7,088	26,945	—	29,410
NET ASSETS	$4,868,941	$88,954,434	$33,054,004	$77,198,296	$85	$69,823,639
Units Outstanding	416,898	4,750,329	2,626,548	924,934	8	1,078,327
Accumulation Unit Value	$11.68	$18.73	$12.58	$83.46	$10.33	$64.75
Cost of Investments	$4,609,401	$76,995,756	$31,735,812	$65,655,554	$85	$64,064,871

	Inflation	Managed	Managed	Short Duration	Emerging
	Strategy	Bond	Bond	Bond	Markets Debt	Comstock
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,721,011	$255,502,161	$234	$87,104,836	$10,689,519	$63,268,849
Receivables:
Due from Pacific Life Insurance Company	208	181,133	—	125,921	279	6,098
Investments sold	—	—	—	—	—	—
Total Assets	1,721,219	255,683,294	234	87,230,757	10,689,798	63,274,947
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	207	181,094	—	125,847	279	5,811
Total Liabilities	207	181,094	—	125,847	279	5,811
NET ASSETS	$1,721,012	$255,502,200	$234	$87,104,910	$10,689,519	$63,269,136
Units Outstanding	150,907	3,396,868	23	6,308,357	820,079	2,220,468
Accumulation Unit Value	$11.40	$75.22	$9.98	$13.81	$13.03	$28.49
Cost of Investments	$1,624,095	$217,916,069	$234	$81,803,717	$10,130,799	$42,337,591

	Developing	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$24,624,704	$87,800,216	$817,171,419	$1,955	$40,736,198	$288,429,060
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1,700	8,468	21,674
Investments sold	3,298	66,654	61,546	—	—	—
Total Assets	24,628,002	87,866,870	817,232,965	3,655	40,744,666	288,450,734
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,154	66,539	60,904	—	—	—
Investments purchased	—	—	—	1,700	8,447	21,563
Total Liabilities	3,154	66,539	60,904	1,700	8,447	21,563
NET ASSETS	$24,624,848	$87,800,331	$817,172,061	$1,955	$40,736,219	$288,429,171
Units Outstanding	673,172	2,207,768	5,233,653	171	882,612	1,916,770
Accumulation Unit Value	$36.58	$39.77	$156.14	$11.42	$46.15	$150.48
Cost of Investments	$11,918,984	$49,771,864	$361,874,423	$1,946	$22,485,304	$113,712,666

See Notes to Financial Statements

SA-4

	Variable Accounts
	Large-Cap	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap
	Growth	Value	Value	Core	Equity	Growth
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$69,613,040	$131,089,123	$277	$218,453,066	$132,314,507	$83,131,726
Receivables:
Due from Pacific Life Insurance Company	—	1,294	—	—	12,808	9,887
Investments sold	10,020	—	—	51,903	—	—
Total Assets	69,623,060	131,090,417	277	218,504,969	132,327,315	83,141,613
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,969	—	—	51,865	—	—
Investments purchased	—	729	—	—	12,459	10,117
Total Liabilities	9,969	729	—	51,865	12,459	10,117
NET ASSETS	$69,613,091	$131,089,688	$277	$218,453,104	$132,314,856	$83,131,496
Units Outstanding	2,812,419	3,301,612	25	1,519,570	2,160,175	2,846,759
Accumulation Unit Value	$24.75	$39.70	$11.27	$143.76	$61.25	$29.20
Cost of Investments	$37,059,669	$71,647,686	$276	$106,755,828	$83,879,245	$48,520,253

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$14,041,574	$253	$25,264,596	$235,222,279	$254	$68,043,005
Receivables:
Due from Pacific Life Insurance Company	3,731	—	—	28,277	—	—
Investments sold	—	—	642	—	—	3,858
Total Assets	14,045,305	253	25,265,238	235,250,556	254	68,046,863
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	557	—	—	3,797
Investments purchased	3,760	—	—	28,808	—	—
Total Liabilities	3,760	—	557	28,808	—	3,797
NET ASSETS	$14,041,545	$253	$25,264,681	$235,221,748	$254	$68,043,066
Units Outstanding	351,564	23	691,300	5,121,812	22	1,220,268
Accumulation Unit Value	$39.94	$11.24	$36.55	$45.93	$11.48	$55.76
Cost of Investments	$11,109,910	$245	$20,706,033	$136,156,002	$250	$47,194,534

	Small-Cap	Value	Emerging	Emerging	International	International
	Value	Advantage	Markets	Markets	Large-Cap	Large-Cap
	Class P	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,275	$5,625,687	$173,475,912	$3,394	$216,113,876	$8,242
Receivables:
Due from Pacific Life Insurance Company	1,275	836	—	—	46,557	1,700
Investments sold	—	—	5,973	—	—	—
Total Assets	2,550	5,626,523	173,481,885	3,394	216,160,433	9,942
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	6,215	—	—	—
Investments purchased	1,275	836	—	—	46,749	1,700
Total Liabilities	1,275	836	6,215	—	46,749	1,700
NET ASSETS	$1,275	$5,625,687	$173,475,670	$3,394	$216,113,684	$8,242
Units Outstanding	110	287,948	3,072,067	289	9,991,096	729
Accumulation Unit Value	$11.59	$19.54	$56.47	$11.73	$21.63	$11.30
Cost of Investments	$1,275	$4,739,980	$127,818,275	$3,388	$147,127,430	$8,207

See Notes to Financial Statements

SA-5

	Variable Accounts
	International	International	International	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class P	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$44,120,509	$2,636	$133,840,214	$79,347,189	$92,882,635	$30,872,295
Receivables:
Due from Pacific Life Insurance Company	29,731	2,551	10,165	4,221	17,369	10,219
Investments sold	—	—	—	—	—	—
Total Assets	44,150,240	5,187	133,850,379	79,351,410	92,900,004	30,882,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	29,685	2,551	10,220	4,186	17,463	10,293
Total Liabilities	29,685	2,551	10,220	4,186	17,463	10,293
NET ASSETS	$44,120,555	$2,636	$133,840,159	$79,347,224	$92,882,541	$30,872,221
Units Outstanding	2,709,524	229	4,156,543	969,508	1,097,955	1,784,422
Accumulation Unit Value	$16.28	$11.49	$32.20	$81.84	$84.60	$17.30
Cost of Investments	$39,744,326	$2,636	$107,680,154	$47,234,986	$64,665,364	$21,621,300

			Pacific	Pacific	Pacific
			Dynamix -	Dynamix -	Dynamix -	Pacific
		Currency	Conservative	Moderate	Moderate	Dynamix -
	Technology	Strategies	Growth	Growth	Growth	Growth
	Class P	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,551	$990,231	$12,244,024	$65,004,309	$47,334	$84,870,177
Receivables:
Due from Pacific Life Insurance Company	2,551	1	1,642	467,995	—	219,599
Investments sold	—	—	—	—	—	—
Total Assets	5,102	990,232	12,245,666	65,472,304	47,334	85,089,776
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	2,551	—	1,642	468,033	—	219,610
Total Liabilities	2,551	—	1,642	468,033	—	219,610
NET ASSETS	$2,551	$990,232	$12,244,024	$65,004,271	$47,334	$84,870,166
Units Outstanding	230	87,273	579,729	2,619,824	4,556	2,924,588
Accumulation Unit Value	$11.09	$11.35	$21.12	$24.81	$10.39	$29.02
Cost of Investments	$2,551	$967,046	$10,611,303	$53,684,106	$47,250	$67,901,459

		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
ASSETS
Investments in mutual funds, at value	$16,443,951	$53,817,853	$241,840,289	$350,862,565	$170,954,108	$9,076,242
Receivables:
Due from Pacific Life Insurance Company	179	—	—	22,137	—	49
Investments sold	—	—	2,295	—	95,020	—
Total Assets	16,444,130	53,817,853	241,842,584	350,884,702	171,049,128	9,076,291
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	43	1,997	—	95,293	—
Investments purchased	191	—	—	22,384	—	48
Total Liabilities	191	43	1,997	22,384	95,293	48
NET ASSETS	$16,443,939	$53,817,810	$241,840,587	$350,862,318	$170,953,835	$9,076,243
Units Outstanding	1,144,298	3,430,829	14,309,533	19,347,325	9,136,572	678,497
Accumulation Unit Value	$14.37	$15.69	$16.90	$18.13	$18.71	$13.38
Cost of Investments	$14,757,148	$40,258,311	$158,829,271	$208,904,563	$104,905,728	$8,218,789

See Notes to Financial Statements

SA-6

	Variable Accounts
		Invesco
	Invesco	Oppenheimer	Invesco V.I.	Invesco V.I.	American	American
	Oppenheimer	V.I. Main Street	International	International	Century	Century
	V.I. Global	Small Cap	Growth	Growth	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series I	Series II	Class I	Class II
ASSETS
Investments in mutual funds, at value	$13,916,792	$890,219	$2,126	$31,782,980	$1,700	$34,728,759
Receivables:
Due from Pacific Life Insurance Company	18,790	7,429	2,126	16,541	1,700	47,529
Investments sold	—	—	—	—	—	—
Total Assets	13,935,582	897,648	4,252	31,799,521	3,400	34,776,288
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	18,247	7,428	2,126	16,562	1,700	47,542
Total Liabilities	18,247	7,428	2,126	16,562	1,700	47,542
NET ASSETS	$13,917,335	$890,220	$2,126	$31,782,959	$1,700	$34,728,746
Units Outstanding	736,252	79,010	190	1,978,911	148	1,432,391
Accumulation Unit Value	$18.90	$11.27	$11.16	$16.06	$11.52	$24.25
Cost of Investments	$13,872,359	$841,789	$2,126	$29,244,275	$1,700	$34,323,543

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2	Class 4	Class 2	Class 4	Class 2	Class 4
ASSETS
Investments in mutual funds, at value	$18,254	$75,162,702	$12,782	$93,471,771	$3,195	$102,500,035
Receivables:
Due from Pacific Life Insurance Company	—	515,741	—	—	—	—
Investments sold	—	—	—	57,333	—	13,794
Total Assets	18,254	75,678,443	12,782	93,529,104	3,195	102,513,829
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	57,383	—	13,798
Investments purchased	—	515,749	—	—	—	—
Total Liabilities	—	515,749	—	57,383	—	13,798
NET ASSETS	$18,254	$75,162,694	$12,782	$93,471,721	$3,195	$102,500,031
Units Outstanding	1,674	2,317,682	1,103	2,277,276	284	3,036,847
Accumulation Unit Value	$10.91	$32.43	$11.59	$41.05	$11.23	$33.75
Cost of Investments	$18,315	$69,680,332	$12,759	$81,796,587	$3,193	$95,040,042

		BlackRock	BlackRock
	BlackRock	Global	60/40 Target	DFA VA	BNY Mellon VIF	Fidelity VIP
	Basic Value	Allocation	Allocation	International	Appreciation	Contrafund
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Value	Service Shares	Initial Class
ASSETS
Investments in mutual funds, at value	$20,648,516	$63,772,446	$3,288,960	$128	$1,161,046	$6,394
Receivables:
Due from Pacific Life Insurance Company	487	488,414	32,107	—	288	—
Investments sold	—	—	—	—	—	—
Total Assets	20,649,003	64,260,860	3,321,067	128	1,161,334	6,394
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	466	488,425	32,107	—	288	—
Total Liabilities	466	488,425	32,107	—	288	—
NET ASSETS	$20,648,537	$63,772,435	$3,288,960	$128	$1,161,046	$6,394
Units Outstanding	778,206	2,562,814	250,553	11	58,055	574
Accumulation Unit Value	$26.53	$24.88	$13.13	$11.58	$20.00	$11.15
Cost of Investments	$21,415,309	$63,908,216	$3,179,243	$127	$1,085,328	$6,382

See Notes to Financial Statements

SA-7

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$62,244,986	$1,577,897	$2,402,384	$8,076,750	$13,340,673	$13,423,552
Receivables:
Due from Pacific Life Insurance Company	—	—	273	11,454	1,698	32,886
Investments sold	31,497	—	—	—	—	—
Total Assets	62,276,483	1,577,897	2,402,657	8,088,204	13,342,371	13,456,438
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	31,628	—	—	—	—	—
Investments purchased	—	—	284	11,446	1,682	32,880
Total Liabilities	31,628	—	284	11,446	1,682	32,880
NET ASSETS	$62,244,855	$1,577,897	$2,402,373	$8,076,758	$13,340,689	$13,423,558
Units Outstanding	1,714,933	88,951	132,674	446,994	699,574	705,639
Accumulation Unit Value	$36.30	$17.74	$18.11	$18.07	$19.07	$19.02
Cost of Investments	$55,166,936	$1,477,650	$2,332,702	$7,554,690	$12,095,010	$12,003,839

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	International Index
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$11,519,390	$10,210,422	$1,445,714	$162,012,567	$11,329,616	$2,878
Receivables:
Due from Pacific Life Insurance Company	9,495	5,091	—	1,753,646	65	—
Investments sold	—	—	—	—	—	—
Total Assets	11,528,885	10,215,513	1,445,714	163,766,213	11,329,681	2,878
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	2	—	—	—
Investments purchased	9,489	5,090	—	1,753,368	54	—
Total Liabilities	9,489	5,090	2	1,753,368	54	—
NET ASSETS	$11,519,396	$10,210,423	$1,445,712	$162,012,845	$11,329,627	$2,878
Units Outstanding	564,887	493,443	91,392	15,544,800	282,546	253
Accumulation Unit Value	$20.39	$20.69	$15.82	$10.42	$40.10	$11.39
Cost of Investments	$10,081,136	$8,968,207	$1,355,784	$162,012,567	$9,687,258	$2,835

						Janus
						Henderson
	Fidelity VIP	Fidelity VIP		Templeton	Templeton	Enterprise
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Global Bond	Institutional
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 1	VIP Class 2	Shares
ASSETS
Investments in mutual funds, at value	$31,731,132	$5,855,134	$20,704,349	$2,880	$41,607,781	$2,126
Receivables:
Due from Pacific Life Insurance Company	26,073	24,432	29,864	—	2,598	2,126
Investments sold	—	—	—	—	—	—
Total Assets	31,757,205	5,879,566	20,734,213	2,880	41,610,379	4,252
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	25,949	24,427	29,108	—	2,571	2,126
Total Liabilities	25,949	24,427	29,108	—	2,571	2,126
NET ASSETS	$31,731,256	$5,855,139	$20,705,105	$2,880	$41,607,808	$2,126
Units Outstanding	948,657	210,186	1,551,281	284	3,215,145	195
Accumulation Unit Value	$33.45	$27.86	$13.35	$10.14	$12.94	$10.90
Cost of Investments	$32,147,691	$5,844,000	$20,690,141	$2,835	$44,272,910	$2,126

See Notes to Financial Statements

SA-8

	Variable Accounts
	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement	Variable	Variable
	Enterprise	Overseas	Multi-Asset	International Equity	Aggressive	Mid Cap -
	Service Shares	Service Shares	Service Shares	Service Shares	Growth - Class II	Class II
ASSETS
Investments in mutual funds, at value	$33,889,501	$16,644,014	$1,478,600	$1,049,939	$22,526,633	$20,339,456
Receivables:
Due from Pacific Life Insurance Company	47,371	38,182	1	5	21,368	—
Investments sold	—	—	—	—	—	7,812
Total Assets	33,936,872	16,682,196	1,478,601	1,049,944	22,548,001	20,347,268
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	7,828
Investments purchased	47,368	38,340	—	4	21,381	—
Total Liabilities	47,368	38,340	—	4	21,381	7,828
NET ASSETS	$33,889,504	$16,643,856	$1,478,601	$1,049,940	$22,526,620	$20,339,440
Units Outstanding	888,143	1,412,667	106,485	100,044	831,329	805,291
Accumulation Unit Value	$38.16	$11.78	$13.89	$10.49	$27.10	$25.26
Cost of Investments	$27,839,422	$15,588,321	$1,383,652	$994,847	$21,873,250	$18,415,384

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
ASSETS
Investments in mutual funds, at value	$508,799	$18,956,635	$24,698,425	$6,510,284	$55,161,046	$60,664,488
Receivables:
Due from Pacific Life Insurance Company	177	30,647	926	623	18,841	5,841
Investments sold	—	—	—	—	—	—
Total Assets	508,976	18,987,282	24,699,351	6,510,907	55,179,887	60,670,329
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	176	30,622	1,096	623	18,864	5,491
Total Liabilities	176	30,622	1,096	623	18,864	5,491
NET ASSETS	$508,800	$18,956,660	$24,698,255	$6,510,284	$55,161,023	$60,664,838
Units Outstanding	40,942	1,428,573	952,892	283,051	4,631,369	573,228
Accumulation Unit Value	$12.43	$13.27	$25.92	$23.00	$11.91	$105.83
Cost of Investments	$514,728	$19,054,687	$25,129,058	$6,533,236	$54,888,186	$65,003,984

				MFS	MFS	MFS
				New Discovery	New Discovery	Utilities
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$67,054,991	$62,115,611	$28,924,827	$4,353	$29,521,044	$13,941,146
Receivables:
Due from Pacific Life Insurance Company	16,835	—	10,333	—	30,184	—
Investments sold	—	7,045	—	—	—	4,436
Total Assets	67,071,826	62,122,656	28,935,160	4,353	29,551,228	13,945,582
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6,142	—	—	—	4,395
Investments purchased	16,902	—	10,646	—	30,198	—
Total Liabilities	16,902	6,142	10,646	—	30,198	4,395
NET ASSETS	$67,054,924	$62,116,514	$28,924,514	$4,353	$29,521,030	$13,941,187
Units Outstanding	1,757,542	770,602	863,778	385	876,290	599,411
Accumulation Unit Value	$38.15	$80.61	$33.49	$11.30	$33.69	$23.26
Cost of Investments	$64,402,763	$51,578,458	$28,926,544	$4,252	$30,423,796	$11,929,254

See Notes to Financial Statements

SA-9

	Variable Accounts
				PIMCO
	MFS	MFS	Neuberger Berman	Global Multi-	PIMCO
	Value	Value	Sustainable	Asset Managed	Income -	Royce
	Series -	Series -	Equity	Allocation -	Administrative	Micro-Cap
	Initial Class	Service Class	Class I	Advisor Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$4,323	$22,867,924	$591,917	$6,802,762	$3,085,099	$2,254,295
Receivables:
Due from Pacific Life Insurance Company	—	12,146	3,832	35	38,054	6,549
Investments sold	—	—	—	—	—	—
Total Assets	4,323	22,880,070	595,749	6,802,797	3,123,153	2,260,844
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	—	12,151	3,833	144	38,053	6,592
Total Liabilities	—	12,151	3,833	144	38,053	6,592
NET ASSETS	$4,323	$22,867,919	$591,916	$6,802,653	$3,085,100	$2,254,252
Units Outstanding	384	1,517,487	28,899	544,179	281,310	150,104
Accumulation Unit Value	$11.26	$15.07	$20.48	$12.50	$10.97	$15.02
Cost of Investments	$4,253	$21,631,934	$555,846	$6,376,083	$3,037,129	$2,399,978

	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - I	Growth - II	Income - I	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$2,067,528	$7,511	$148,508,609	$5,907	$83,767,871	$23,867,509
Receivables:
Due from Pacific Life Insurance Company	301	—	64,779	—	66,021	24,089
Investments sold	—	—	—	—	—	—
Total Assets	2,067,829	7,511	148,573,388	5,907	83,833,892	23,891,598
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	301	—	64,922	—	66,142	24,108
Total Liabilities	301	—	64,922	—	66,142	24,108
NET ASSETS	$2,067,528	$7,511	$148,508,466	$5,907	$83,767,750	$23,867,490
Units Outstanding	114,403	679	3,267,610	519	3,107,815	1,438,768
Accumulation Unit Value	$18.07	$11.06	$45.45	$11.39	$26.95	$16.59
Cost of Investments	$2,189,695	$7,521	$91,380,555	$6,177	$83,277,301	$26,296,851

Vanguard VIF
Mid-Cap Index
ASSETS
Investments in mutual funds, at value	$256
Receivables:
Due from Pacific Life Insurance Company	—
Investments sold	—
Total Assets	256
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—
Investments purchased	—
Total Liabilities	—
NET ASSETS	$256
Units Outstanding	24
Accumulation Unit Value	$10.57
Cost of Investments	$255

See Notes to Financial Statements

SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	High Yield	Inflation
	Income	Bond	Rate Income	Bond	Bond	Managed
	Class I	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,954	1,616,650	424,319	2,825,364	—	(390,333)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	54,954	1,616,650	424,319	2,825,364	—	(390,333)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	256,516	8,614,023	1,246,600	6,496,607	—	6,150,342
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,470	$10,230,673	$1,670,919	$9,321,971	$—	$5,760,009

	Inflation	Managed	Managed	Short Duration	Emerging
	Strategy	Bond	Bond	Bond	Markets Debt	Comstock
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,481	2,222,362	—	462,983	65,376	2,516,813
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	18,481	2,222,362	—	462,983	65,376	2,516,813
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	105,780	18,100,621	—	3,002,945	844,357	10,332,405
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,261	$20,322,983	$—	$3,465,928	$909,733	$12,849,218

	Developing	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class I	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,211,864	5,197,208	35,320,829	—	3,241,358	10,573,701
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,211,864	5,197,208	35,320,829	—	3,241,358	10,573,701
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,284,797	15,454,368	164,468,905	9	7,867,392	71,368,540
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,496,661	$20,651,576	$199,789,734	$9	$11,108,750	$81,942,241

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-11

	Variable Accounts
	Large-Cap	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap
	Growth	Value	Value	Core	Equity	Growth
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,383,724	6,752,805	—	13,409,110	10,525,964	6,397,575
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	5,383,724	6,752,805	—	13,409,110	10,525,964	6,397,575
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,091,519	22,656,844	1	43,205,480	14,203,590	17,335,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,475,243	$29,409,649	$1	$56,614,590	$24,729,554	$23,732,620

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Index	Index	Value
	Class I	Class P (1)	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	545,099	—	556,054	14,512,443	—	3,027,946
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	545,099	—	556,054	14,512,443	—	3,027,946
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,618,842	8	4,228,549	33,320,309	4	9,819,887
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,163,941	$8	$4,784,603	$47,832,752	$4	$12,847,833

	Small-Cap	Value	Emerging	Emerging	International	International
	Value	Advantage	Markets	Markets	Large-Cap	Large-Cap
	Class P (1)	Class I	Class I	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	91,559	1,522,830	—	3,642,008	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	91,559	1,522,830	—	3,642,008	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	829,988	34,129,887	6	43,645,583	35
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$921,547	$35,652,717	$6	$47,287,591	$35

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-12

	Variable Accounts
	International	International	International	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class P (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	614,197	—	2,186,140	7,005,028	3,245,361	1,492,040
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	614,197	—	2,186,140	7,005,028	3,245,361	1,492,040
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,625,755	—	17,164,053	9,799,276	19,436,216	6,875,275
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,239,952	$—	$19,350,193	$16,804,304	$22,681,577	$8,367,315

			Pacific	Pacific	Pacific
			Dynamix -	Dynamix -	Dynamix -	Pacific
		Currency	Conservative	Moderate	Moderate	Dynamix -
	Technology	Strategies	Growth	Growth	Growth	Growth
	Class P (1)	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	11,960	257,917	922,507	—	2,559,030
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	11,960	257,917	922,507	—	2,559,030
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	(5,784)	1,284,558	8,776,896	84	12,315,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$6,176	$1,542,475	$9,699,403	$84	$14,874,075

		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	731,628	1,238,243	8,474,521	10,822,144	4,591,239	52,731
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	731,628	1,238,243	8,474,521	10,822,144	4,591,239	52,731
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	889,024	5,979,865	30,919,784	53,688,847	28,636,302	1,023,059
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,652	$7,218,108	$39,394,305	$64,510,991	$33,227,541	$1,075,790

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-13

	Variable Accounts
		Invesco
	Invesco	Oppenheimer	Invesco V.I.	Invesco V.I.	American	American
	Oppenheimer	V.I. Main Street	International	International	Century	Century
	V.I. Global	Small Cap	Growth	Growth	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series I (1)	Series II	Class I (1)	Class II
INVESTMENT INCOME
Dividends	$77,378	$1,485	$—	$383,008	$—	$613,393
Net Investment Income	77,378	1,485	—	383,008	—	613,393
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	400,618	(57,518)	—	144,848	—	(104,679)
Capital gain distributions	1,747,476	68,575	—	1,925,072	—	3,349,471
Realized Gain (Loss) on Investments	2,148,094	11,057	—	2,069,920	—	3,244,792
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	945,427	141,776	—	4,838,596	—	4,128,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,170,899	$154,318	$—	$7,291,524	$—	$7,986,849

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2 (1)	Class 4	Class 2 (1)	Class 4	Class 2 (1)	Class 4
INVESTMENT INCOME
Dividends	$—	$1,141,742	$—	$481,034	$—	$1,425,801
Net Investment Income	—	1,141,742	—	481,034	—	1,425,801
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	213,669	—	414,562	—	149,258
Capital gain distributions	—	3,033,536	—	8,976,627	—	9,523,627
Realized Gain (Loss) on Investments	—	3,247,205	—	9,391,189	—	9,672,885
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(61)	7,155,567	23	12,193,222	2	10,038,912
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61)	$11,544,514	$23	$22,065,445	$2	$21,137,598

		BlackRock	BlackRock
	BlackRock	Global	60/40 Target	DFA VA	BNY Mellon VIF	Fidelity VIP
	Basic Value	Allocation	Allocation	International	Appreciation	Contrafund
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Value (1)	Service Shares	Initial Class (1)
INVESTMENT INCOME
Dividends	$420,996	$775,806	$62,769	$—	$6,500	$—
Net Investment Income	420,996	775,806	62,769	—	6,500	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	35,279	27,905	52,764	—	(10,519)	—
Capital gain distributions	1,676,202	2,433,417	29,299	—	59,367	—
Realized Gain (Loss) on Investments	1,711,481	2,461,322	82,063	—	48,848	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,882,464	6,701,993	152,178	1	160,919	12
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,014,941	$9,939,121	$297,010	$1	$216,267	$12

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-14

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$127,314	$28,471	$41,750	$139,102	$226,148	$219,690
Net Investment Income	127,314	28,471	41,750	139,102	226,148	219,690
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,091,622	9,150	10,981	77,602	92,189	68,180
Capital gain distributions	6,808,314	58,359	156,538	418,198	283,077	392,489
Realized Gain (Loss) on Investments	8,899,936	67,509	167,519	495,800	375,266	460,669
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,726,043	117,498	154,625	768,287	1,512,156	1,771,330
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,753,293	$213,478	$363,894	$1,403,189	$2,113,570	$2,451,689

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	International Index
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2 (1)
INVESTMENT INCOME
Dividends	$166,533	$143,187	$26,173	$3,098,660	$5,712	$—
Net Investment Income	166,533	143,187	26,173	3,098,660	5,712	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	56,597	45,818	5,783	—	342,833	—
Capital gain distributions	271,536	268,609	29,874	—	650,530	—
Realized Gain (Loss) on Investments	328,133	314,427	35,657	—	993,363	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,700,720	1,576,093	93,010	—	1,978,534	43
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,195,386	$2,033,707	$154,840	$3,098,660	$2,977,609	$43

						Janus
						Henderson
	Fidelity VIP	Fidelity VIP		Templeton	Templeton	Enterprise
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Global Bond	Institutional
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 1 (1)	VIP Class 2	Shares (1)
INVESTMENT INCOME
Dividends	$205,782	$72,660	$351,186	$—	$2,990,015	$—
Net Investment Income	205,782	72,660	351,186	—	2,990,015	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(544,105)	(224,902)	(482,533)	—	(382,397)	—
Capital gain distributions	3,328,662	421,235	209,621	—	—	—
Realized Gain (Loss) on Investments	2,784,557	196,333	(272,912)	—	(382,397)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,180,613	1,131,859	2,324,741	45	(1,785,849)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,170,952	$1,400,852	$2,403,015	$45	$821,769	$—

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-15

	Variable Accounts
	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement	Variable	Variable
	Enterprise	Overseas	Multi-Asset	International Equity	Aggressive	Mid Cap -
	Service Shares	Service Shares	Service Shares	Service Shares	Growth - Class II	Class II
INVESTMENT INCOME
Dividends	$16,025	$274,822	$716	$2,262	$156,864	$39,623
Net Investment Income	16,025	274,822	716	2,262	156,864	39,623
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,370,656	(66,429)	32,028	(9,777)	(346,495)	108,741
Capital gain distributions	1,883,873	—	2,075	—	389,300	108,764
Realized Gain (Loss) on Investments	3,254,529	(66,429)	34,103	(9,777)	42,805	217,505
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,328,537	3,354,039	205,499	115,503	4,207,202	2,673,185
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,599,091	$3,562,432	$240,318	$107,988	$4,406,871	$2,930,313

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
INVESTMENT INCOME
Dividends	$24,433	$718,537	$—	$78,697	$1,431,731	$184,030
Net Investment Income	24,433	718,537	—	78,697	1,431,731	184,030
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,134)	(12,825)	1,615,818	(497,004)	(46,549)	481,575
Capital gain distributions	—	—	2,248,822	160,004	—	4,653,622
Realized Gain (Loss) on Investments	(2,134)	(12,825)	3,864,640	(337,000)	(46,549)	5,135,197
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	38,363	1,256,806	1,577,844	1,474,314	2,581,573	8,572,374
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,662	$1,962,518	$5,442,484	$1,216,011	$3,966,755	$13,891,601

				MFS	MFS	MFS
				New Discovery	New Discovery	Utilities
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class (1)	Service Class	Service Class
INVESTMENT INCOME
Dividends	$1,758,072	$—	$481,865	$—	$—	$497,342
Net Investment Income	1,758,072	—	481,865	—	—	497,342
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	392,975	1,510,800	(789,988)	—	156,575	692,222
Capital gain distributions	—	3,542,647	895,928	—	3,696,710	39,393
Realized Gain (Loss) on Investments	392,975	5,053,447	105,940	—	3,853,285	731,615
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,709,113	11,820,111	4,760,751	101	1,872,982	1,565,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,860,160	$16,873,558	$5,348,556	$101	$5,726,267	$2,794,726

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-16

	Variable Accounts
				PIMCO
	MFS	MFS	Neuberger Berman	Global Multi-	PIMCO
	Value	Value	Sustainable	Asset Managed	Income -	Royce
	Series -	Series -	Equity	Allocation -	Administrative	Micro-Cap
	Initial Class (1)	Service Class	Class I	Advisor Class	Class	Service Class
INVESTMENT INCOME
Dividends	$—	$390,992	$2,293	$135,228	$58,310	$—
Net Investment Income	—	390,992	2,293	135,228	58,310	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	228,323	20,772	21,010	6,424	(40,129)
Capital gain distributions	—	939,471	30,548	—	—	198,122
Realized Gain (Loss) on Investments	—	1,167,794	51,320	21,010	6,424	157,993
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	70	3,316,920	74,812	847,241	50,985	212,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70	$4,875,706	$128,425	$1,003,479	$115,719	$370,645

	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - I (1)	Growth - II	Income - I (1)	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$41,906	$—	$—	$37	$1,536,771	$—
Net Investment Income	41,906	—	—	37	1,536,771	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(21,694)	—	3,732,980	—	594,512	(1,413,447)
Capital gain distributions	—	188	3,860,878	347	4,957,517	—
Realized Gain (Loss) on Investments	(21,694)	188	7,593,858	347	5,552,029	(1,413,447)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	163,040	(10)	25,914,945	(270)	9,513,801	3,867,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,252	$178	$33,508,803	$114	$16,602,601	$2,453,568

Vanguard VIF
Mid-Cap Index (1)
INVESTMENT INCOME
Dividends	$—
Net Investment Income	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—
Capital gain distributions	—
Realized Gain (Loss) on Investments	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	54,954	19,368	1,616,650	1,472,370	424,319	91,029
Change in net unrealized appreciation (depreciation) on investments	256,516	(51,364)	8,614,023	(2,643,195)	1,246,600	(206,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	311,470	(31,996)	10,230,673	(1,170,825)	1,670,919	(115,052)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	470,708	279,842	2,363,016	2,519,528	1,769,661	445,047
Transfers between variable and fixed accounts, net	2,544,037	152,600	5,829,275	13,453,111	20,978,554	6,716,353
Policy maintenance charges	(156,053)	(115,579)	(2,918,534)	(2,949,400)	(1,033,851)	(289,968)
Policy benefits and terminations	(57,192)	(41,601)	(3,731,790)	(1,717,509)	(516,410)	(227,552)
Policy loans and loan repayments	(7,108)	(48,075)	(1,001,893)	60,514	(180,853)	(16,055)
Other	1,502	1,106	42,257	55,230	35,596	6,183
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,795,894	228,293	582,331	11,421,474	21,052,697	6,634,008
NET INCREASE (DECREASE) IN NET ASSETS	3,107,364	196,297	10,813,004	10,250,649	22,723,616	6,518,956
NET ASSETS
Beginning of Year	1,761,577	1,565,280	78,141,430	67,890,781	10,330,388	3,811,432
End of Year	$4,868,941	$1,761,577	$88,954,434	$78,141,430	$33,054,004	$10,330,388

	High Yield Bond		High Yield Bond		Inflation Managed
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	2,825,364	5,339,797	—		(390,333)	(1,832,683)
Change in net unrealized appreciation (depreciation) on investments	6,496,607	(7,876,688)	—		6,150,342	202,072
Net Increase (Decrease) in Net Assets Resulting from Operations	9,321,971	(2,536,891)	—		5,760,009	(1,630,611)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,819,351	3,145,465	—		2,998,076	3,379,248
Transfers between variable and fixed accounts, net	4,761,346	(9,957,565)	85		(717,523)	(4,332,049)
Policy maintenance charges	(3,180,566)	(3,187,057)	—		(3,209,986)	(3,311,181)
Policy benefits and terminations	(2,187,911)	(10,461,825)	—		(3,263,163)	(3,593,217)
Policy loans and loan repayments	(121,990)	29,876	—		(224,030)	(265,207)
Other	47,308	65,003	—		50,609	61,837
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,137,538	(20,366,103)	85		(4,366,017)	(8,060,569)
NET INCREASE (DECREASE) IN NET ASSETS	11,459,509	(22,902,994)	85		1,393,992	(9,691,180)
NET ASSETS
Beginning of Year or Period	65,738,787	88,641,781	—		68,429,647	78,120,827
End of Year or Period	$77,198,296	$65,738,787	$85		$69,823,639	$68,429,647

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-18

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Inflation Strategy		Managed Bond		Managed Bond
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	18,481	13,175	2,222,362	2,527,431	—
Change in net unrealized appreciation (depreciation) on investments	105,780	(40,806)	18,100,621	(4,252,973)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	124,261	(27,631)	20,322,983	(1,725,542)	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	73,687	99,171	9,445,463	10,998,638	—
Transfers between variable and fixed accounts, net	(45,974)	(147,959)	688,614	(5,074,762)	234
Policy maintenance charges	(56,410)	(62,707)	(10,719,575)	(11,292,409)	—
Policy benefits and terminations	(17,745)	(106,064)	(10,956,228)	(9,117,568)	—
Policy loans and loan repayments	4,885	(858)	325,927	(1,454,711)	—
Other	1,326	909	184,242	173,657	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(40,231)	(217,508)	(11,031,557)	(15,767,155)	234
NET INCREASE (DECREASE) IN NET ASSETS	84,030	(245,139)	9,291,426	(17,492,697)	234
NET ASSETS
Beginning of Year or Period	1,636,982	1,882,121	246,210,774	263,703,471	—
End of Year or Period	$1,721,012	$1,636,982	$255,502,200	$246,210,774	$234

	Short Duration Bond		Emerging Markets Debt		Comstock
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	462,983	331,819	65,376	532,832	2,516,813	2,880,068
Change in net unrealized appreciation (depreciation) on investments	3,002,945	531,862	844,357	(1,169,466)	10,332,405	(10,312,746)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,465,928	863,681	909,733	(636,634)	12,849,218	(7,432,678)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,965,190	4,744,625	384,795	568,145	4,101,424	4,510,171
Transfers between variable and fixed accounts, net	5,168,316	9,199,664	401,996	3,080,509	(1,869,727)	(1,365,812)
Policy maintenance charges	(4,128,448)	(3,733,207)	(216,454)	(297,773)	(2,859,003)	(3,011,668)
Policy benefits and terminations	(2,107,919)	(2,227,898)	(194,183)	(494,913)	(1,691,605)	(1,875,838)
Policy loans and loan repayments	(410,478)	(107,853)	(23,204)	19,846	(97,324)	(265,387)
Other	72,447	52,176	13,444	4,173	33,804	24,885
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,559,108	7,927,507	366,394	2,879,987	(2,382,431)	(1,983,649)
NET INCREASE (DECREASE) IN NET ASSETS	7,025,036	8,791,188	1,276,127	2,243,353	10,466,787	(9,416,327)
NET ASSETS
Beginning of Year	80,079,874	71,288,686	9,413,392	7,170,039	52,802,349	62,218,676
End of Year	$87,104,910	$80,079,874	$10,689,519	$9,413,392	$63,269,136	$52,802,349

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-19

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Developing Growth		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,211,864	1,160,296	5,197,208	4,136,171	35,320,829	33,357,849
Change in net unrealized appreciation (depreciation) on investments	5,284,797	332,777	15,454,368	(4,972,018)	164,468,905	(64,424,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,496,661	1,493,073	20,651,576	(835,847)	199,789,734	(31,066,572)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	2,999,635	2,924,099	25,988,623	25,753,726
Transfers between variable and fixed accounts, net	(543,286)	(641,649)	119,671	(1,272,437)	(10,689,058)	(16,667,971)
Policy maintenance charges	(799,751)	(783,206)	(2,823,352)	(2,763,883)	(25,345,309)	(24,632,322)
Policy benefits and terminations	(956,525)	(1,122,242)	(2,709,272)	(3,375,988)	(25,832,404)	(22,446,349)
Policy loans and loan repayments	(203,634)	(124,547)	(308,857)	(266,179)	(1,375,647)	(4,230,096)
Other	(2,447)	(6,652)	31,718	19,761	350,653	327,044
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,505,643)	(2,678,296)	(2,690,457)	(4,734,627)	(36,903,142)	(41,895,968)
NET INCREASE (DECREASE) IN NET ASSETS	3,991,018	(1,185,223)	17,961,119	(5,570,474)	162,886,592	(72,962,540)
NET ASSETS
Beginning of Year	20,633,830	21,819,053	69,839,212	75,409,686	654,285,469	727,248,009
End of Year	$24,624,848	$20,633,830	$87,800,331	$69,839,212	$817,172,061	$654,285,469

	Equity Index		Focused Growth		Growth
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		3,241,358	3,474,353	10,573,701	10,613,073
Change in net unrealized appreciation (depreciation) on investments	9		7,867,392	(1,699,810)	71,368,540	(3,900,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	9		11,108,750	1,774,543	81,942,241	6,712,541
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,404,695	1,419,026	7,211,607	7,884,387
Transfers between variable and fixed accounts, net	1,946		12,414	(703,359)	787,487	(1,354,705)
Policy maintenance charges	—		(1,392,604)	(1,328,119)	(10,716,979)	(10,231,200)
Policy benefits and terminations	—		(1,875,655)	(1,069,137)	(11,035,326)	(8,612,853)
Policy loans and loan repayments	—		(120,337)	(248,076)	(276,349)	(3,250,972)
Other	—		16,496	17,696	90,130	56,143
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,946		(1,954,991)	(1,911,969)	(13,939,430)	(15,509,200)
NET INCREASE (DECREASE) IN NET ASSETS	1,955		9,153,759	(137,426)	68,002,811	(8,796,659)
NET ASSETS
Beginning of Year or Period	—		31,582,460	31,719,886	220,426,360	229,223,019
End of Year or Period	$1,955		$40,736,219	$31,582,460	$288,429,171	$220,426,360

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-20

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Large-Cap Growth		Large-Cap Value		Large-Cap Value
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,383,724	4,572,080	6,752,805	7,006,214	—
Change in net unrealized appreciation (depreciation) on investments	12,091,519	(3,231,453)	22,656,844	(17,878,359)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	17,475,243	1,340,627	29,409,649	(10,872,145)	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,788,382	2,830,075	3,946,530	4,243,688	—
Transfers between variable and fixed accounts, net	(570,287)	(723,775)	437,609	(913,044)	276
Policy maintenance charges	(2,625,711)	(2,518,079)	(4,099,008)	(4,068,681)	—
Policy benefits and terminations	(3,212,411)	(2,027,849)	(4,344,498)	(4,520,805)	—
Policy loans and loan repayments	(305,758)	(461,896)	(314,704)	(535,771)	—
Other	21,595	21,775	50,673	56,296	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,904,190)	(2,879,749)	(4,323,398)	(5,738,317)	276
NET INCREASE (DECREASE) IN NET ASSETS	13,571,053	(1,539,122)	25,086,251	(16,610,462)	277
NET ASSETS
Beginning of Year or Period	56,042,038	57,581,160	106,003,437	122,613,899	—
End of Year or Period	$69,613,091	$56,042,038	$131,089,688	$106,003,437	$277

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	13,409,110	11,302,685	10,525,964	3,808,711	6,397,575	2,253,287
Change in net unrealized appreciation (depreciation) on investments	43,205,480	(26,452,935)	14,203,590	(15,886,237)	17,335,045	(2,049,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,614,590	(15,150,250)	24,729,554	(12,077,526)	23,732,620	203,908
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,421,384	6,995,068	4,445,766	4,115,968	2,875,464	3,075,986
Transfers between variable and fixed accounts, net	(9,551,871)	9,094,173	1,109,155	8,989,817	1,030,996	563,445
Policy maintenance charges	(9,423,519)	(9,491,640)	(4,534,199)	(3,989,483)	(2,911,268)	(2,630,927)
Policy benefits and terminations	(10,144,881)	(8,766,158)	(4,950,927)	(4,467,428)	(2,746,876)	(2,127,947)
Policy loans and loan repayments	412,377	(2,973,919)	23,039	(680,201)	(302,568)	(178,929)
Other	53,901	66,451	89,991	40,664	50,165	40,927
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,232,609)	(5,076,025)	(3,817,175)	4,009,337	(2,004,087)	(1,257,445)
NET INCREASE (DECREASE) IN NET ASSETS	34,381,981	(20,226,275)	20,912,379	(8,068,189)	21,728,533	(1,053,537)
NET ASSETS
Beginning of Year	184,071,123	204,297,398	111,402,477	119,470,666	61,402,963	62,456,500
End of Year	$218,453,104	$184,071,123	$132,314,856	$111,402,477	$83,131,496	$61,402,963

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-21

	Variable Accounts
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2019	2018
	Mid-Cap Value		Mid-Cap Value	Small-Cap Equity
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	545,099	487,729	—	556,054	5,049,817
Change in net unrealized appreciation (depreciation) on investments	2,618,842	(2,347,895)	8	4,228,549	(7,535,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,163,941	(1,860,166)	8	4,784,603	(2,485,443)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,002,143	982,376	—	1,200,788	1,335,927
Transfers between variable and fixed accounts, net	239,286	(3,473)	245	646,884	(12,268,536)
Policy maintenance charges	(673,277)	(694,874)	—	(983,690)	(1,215,896)
Policy benefits and terminations	(447,880)	(766,666)	—	(435,740)	(800,212)
Policy loans and loan repayments	(18,553)	(139,367)	—	(210,613)	(222,495)
Other	11,271	7,670	—	17,755	14,087
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	112,990	(614,334)	245	235,384	(13,157,125)
NET INCREASE (DECREASE) IN NET ASSETS	3,276,931	(2,474,500)	253	5,019,987	(15,642,568)
NET ASSETS
Beginning of Year or Period	10,764,614	13,239,114	—	20,244,694	35,887,262
End of Year or Period	$14,041,545	$10,764,614	$253	$25,264,681	$20,244,694

	Small-Cap Index		Small-Cap Index	Small-Cap Value
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,512,443	23,389,475	—	3,027,946	4,259,993
Change in net unrealized appreciation (depreciation) on investments	33,320,309	(51,138,041)	4	9,819,887	(15,453,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,832,752	(27,748,566)	4	12,847,833	(11,193,361)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,293,275	8,009,738	—	2,537,358	2,957,625
Transfers between variable and fixed accounts, net	1,070,694	(6,020,979)	250	(436,671)	(2,774,015)
Policy maintenance charges	(8,319,400)	(8,646,422)	—	(2,086,490)	(2,335,318)
Policy benefits and terminations	(6,390,792)	(9,193,648)	—	(2,145,982)	(2,567,816)
Policy loans and loan repayments	(167,165)	(989,701)	—	(483,353)	(107,071)
Other	96,789	95,423	—	30,831	33,987
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,416,599)	(16,745,589)	250	(2,584,307)	(4,792,608)
NET INCREASE (DECREASE) IN NET ASSETS	41,416,153	(44,494,155)	254	10,263,526	(15,985,969)
NET ASSETS
Beginning of Year or Period	193,805,595	238,299,750	—	57,779,540	73,765,509
End of Year or Period	$235,221,748	$193,805,595	$254	$68,043,066	$57,779,540

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-22

	Variable Accounts
	Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2019	2018	2019	2018
	Small-Cap Value	Value Advantage		Emerging Markets
	Class P (1)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	—	91,559	75,371	1,522,830	2,130,074
Change in net unrealized appreciation (depreciation) on investments	—	829,988	(338,451)	34,129,887	(21,243,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	921,547	(263,080)	35,652,717	(19,113,774)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	391,875	486,752	6,317,413	6,915,640
Transfers between variable and fixed accounts, net	1,275	2,032,305	196,761	(93,078)	3,191,514
Policy maintenance charges	—	(234,876)	(208,989)	(5,336,189)	(5,362,927)
Policy benefits and terminations	—	(155,347)	(83,062)	(3,924,403)	(4,955,807)
Policy loans and loan repayments	—	(2,574)	(18,649)	(840,754)	(239,068)
Other	—	874	690	104,899	92,703
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,275	2,032,257	373,503	(3,772,112)	(357,945)
NET INCREASE (DECREASE) IN NET ASSETS	1,275	2,953,804	110,423	31,880,605	(19,471,719)
NET ASSETS
Beginning of Year or Period	—	2,671,883	2,561,460	141,595,065	161,066,784
End of Year or Period	$1,275	$5,625,687	$2,671,883	$173,475,670	$141,595,065

	Emerging Markets	International Large-Cap		International Large-Cap
	Class P (1)	Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—
Realized gain (loss) on investments	—	3,642,008	4,450,231	—
Change in net unrealized appreciation (depreciation) on investments	6	43,645,583	(26,695,101)	35
Net Increase (Decrease) in Net Assets Resulting from Operations	6	47,287,591	(22,244,870)	35
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	8,817,333	9,266,434	—
Transfers between variable and fixed accounts, net	3,390	3,672,623	10,512,573	8,183
Policy maintenance charges	—	(6,827,787)	(6,731,462)	—
Policy benefits and terminations	—	(5,445,770)	(5,814,115)	—
Policy loans and loan repayments	—	(521,616)	(536,362)	—
Other	(2)	126,240	111,706	24
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,388	(178,977)	6,808,774	8,207
NET INCREASE (DECREASE) IN NET ASSETS	3,394	47,108,614	(15,436,096)	8,242
NET ASSETS
Beginning of Year or Period	—	169,005,070	184,441,166	—
End of Year or Period	$3,394	$216,113,684	$169,005,070	$8,242

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-23

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	International Small-Cap		International Small-Cap		International Value
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	614,197	784,792	—		2,186,140	2,957,033
Change in net unrealized appreciation (depreciation) on investments	6,625,755	(10,970,664)	—		17,164,053	(23,262,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,239,952	(10,185,872)	—		19,350,193	(20,305,620)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,152,498	2,194,868	—		6,521,016	7,432,936
Transfers between variable and fixed accounts, net	1,103,677	10,826,674	2,636		1,557,206	2,242,541
Policy maintenance charges	(1,210,071)	(1,297,248)	—		(5,786,419)	(6,034,378)
Policy benefits and terminations	(906,972)	(534,826)	—		(4,373,323)	(4,849,115)
Policy loans and loan repayments	(43,366)	(269,715)	—		(79,439)	(1,166,971)
Other	39,857	20,956	—		80,485	63,464
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,135,623	10,940,709	2,636		(2,080,474)	(2,311,523)
NET INCREASE (DECREASE) IN NET ASSETS	8,375,575	754,837	2,636		17,269,719	(22,617,143)
NET ASSETS
Beginning of Year or Period	35,744,980	34,990,143	—		116,570,440	139,187,583
End of Year or Period	$44,120,555	$35,744,980	$2,636		$133,840,159	$116,570,440

	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	7,005,028	5,739,128	3,245,361	6,045,244	1,492,040	2,726,470
Change in net unrealized appreciation (depreciation) on investments	9,799,276	(580,302)	19,436,216	(12,549,435)	6,875,275	(2,671,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,804,304	5,158,826	22,681,577	(6,504,191)	8,367,315	55,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,219,264	3,256,131	3,397,522	4,031,785	1,477,745	1,195,510
Transfers between variable and fixed accounts, net	(4,332,797)	(66,425)	(1,017,871)	(5,541,153)	(464,582)	1,498,773
Policy maintenance charges	(2,663,246)	(2,808,222)	(3,063,112)	(2,995,444)	(1,057,629)	(1,017,157)
Policy benefits and terminations	(2,576,190)	(2,305,665)	(2,725,925)	(2,918,102)	(1,290,929)	(502,319)
Policy loans and loan repayments	(985,193)	(384,314)	(206,991)	(94,696)	(158,188)	(103,111)
Other	39,487	30,176	52,183	43,891	20,373	10,894
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,298,675)	(2,278,319)	(3,564,194)	(7,473,719)	(1,473,210)	1,082,590
NET INCREASE (DECREASE) IN NET ASSETS	9,505,629	2,880,507	19,117,383	(13,977,910)	6,894,105	1,137,915
NET ASSETS
Beginning of Year	69,841,595	66,961,088	73,765,158	87,743,068	23,978,116	22,840,201
End of Year	$79,347,224	$69,841,595	$92,882,541	$73,765,158	$30,872,221	$23,978,116

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-24

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Technology		Currency Strategies		Pacific Dynamix -
	Class P (1)		Class I		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		11,960	12,104	257,917	248,832
Change in net unrealized appreciation (depreciation) on investments	—		(5,784)	40,939	1,284,558	(625,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	—		6,176	53,043	1,542,475	(376,428)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		44,361	41,704	1,348,540	1,020,165
Transfers between variable and fixed accounts, net	2,551		(157,545)	344,009	1,609,517	262,142
Policy maintenance charges	—		(36,500)	(30,794)	(813,106)	(687,658)
Policy benefits and terminations	—		(27,754)	(16,949)	(188,235)	(761,056)
Policy loans and loan repayments	—		(14,505)	1,033	(425,077)	77,080
Other	—		581	513	5,622	4,011
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,551		(191,362)	339,516	1,537,261	(85,316)
NET INCREASE (DECREASE) IN NET ASSETS	2,551		(185,186)	392,559	3,079,736	(461,744)
NET ASSETS
Beginning of Year or Period	—		1,175,418	782,859	9,164,288	9,626,032
End of Year or Period	$2,551		$990,232	$1,175,418	$12,244,024	$9,164,288

	Pacific Dynamix -		Pacific Dynamix -	Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P (1)	Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	922,507	1,244,235	—	2,559,030	1,977,080
Change in net unrealized appreciation (depreciation) on investments	8,776,896	(3,998,207)	84	12,315,045	(7,035,654)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,699,403	(2,753,972)	84	14,874,075	(5,058,574)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,752,802	5,173,074	—	12,171,110	11,465,900
Transfers between variable and fixed accounts, net	7,943,774	7,222,147	47,250	3,446,794	6,014,100
Policy maintenance charges	(4,320,633)	(3,489,467)	—	(5,176,718)	(4,553,077)
Policy benefits and terminations	(2,088,146)	(685,896)	—	(2,784,489)	(2,561,796)
Policy loans and loan repayments	(33,572)	(485,045)	—	(480,991)	(2,190)
Other	32,231	18,873	—	39,739	21,800
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,286,456	7,753,686	47,250	7,215,445	10,384,737
NET INCREASE (DECREASE) IN NET ASSETS	16,985,859	4,999,714	47,334	22,089,520	5,326,163
NET ASSETS
Beginning of Year or Period	48,018,412	43,018,698	—	62,780,646	57,454,483
End of Year or Period	$65,004,271	$48,018,412	$47,334	$84,870,166	$62,780,646

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-25

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	731,628	482,384	1,238,243	1,724,098	8,474,521	6,770,522
Change in net unrealized appreciation (depreciation) on investments	889,024	(946,718)	5,979,865	(4,262,244)	30,919,784	(22,212,740)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,620,652	(464,334)	7,218,108	(2,538,146)	39,394,305	(15,442,218)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	993,855	1,075,975	2,098,826	2,334,633	12,247,932	13,431,924
Transfers between variable and fixed accounts, net	3,812,246	(796,704)	436,214	(365,738)	(3,079,207)	(9,514)
Policy maintenance charges	(1,257,452)	(1,245,608)	(2,165,671)	(2,478,780)	(12,476,126)	(12,958,300)
Policy benefits and terminations	(1,592,586)	(1,270,061)	(1,874,868)	(3,242,060)	(13,905,883)	(13,235,858)
Policy loans and loan repayments	365,460	152,144	102,620	404,002	(830,302)	250,299
Other	10,199	12,609	35,596	36,804	197,998	179,879
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,331,722	(2,071,645)	(1,367,283)	(3,311,139)	(17,845,588)	(12,341,570)
NET INCREASE (DECREASE) IN NET ASSETS	3,952,374	(2,535,979)	5,850,825	(5,849,285)	21,548,717	(27,783,788)
NET ASSETS
Beginning of Year	12,491,565	15,027,544	47,966,985	53,816,270	220,291,870	248,075,658
End of Year	$16,443,939	$12,491,565	$53,817,810	$47,966,985	$241,840,587	$220,291,870

	Portfolio Optimization		Portfolio Optimization		PSF DFA
	Growth Class I		Aggressive-Growth Class I		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	10,822,144	7,043,904	4,591,239	4,177,875	52,731	41,381
Change in net unrealized appreciation (depreciation) on investments	53,688,847	(34,188,687)	28,636,302	(18,700,566)	1,023,059	(263,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,510,991	(27,144,783)	33,227,541	(14,522,691)	1,075,790	(222,309)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,634,468	19,902,032	10,527,484	11,522,253	1,224,034	859,295
Transfers between variable and fixed accounts, net	(6,837,187)	(1,411,831)	(180,502)	(3,223,584)	4,010,873	1,570,514
Policy maintenance charges	(13,032,297)	(14,052,383)	(5,840,242)	(6,043,099)	(643,095)	(341,785)
Policy benefits and terminations	(13,950,574)	(12,643,152)	(5,849,563)	(4,815,176)	(44,238)	(144,330)
Policy loans and loan repayments	(2,556,743)	(1,682,645)	(1,065,424)	(934,441)	5,547	(8,892)
Other	330,792	330,189	131,714	139,212	8,685	346
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(18,411,541)	(9,557,790)	(2,276,533)	(3,354,835)	4,561,806	1,935,148
NET INCREASE (DECREASE) IN NET ASSETS	46,099,450	(36,702,573)	30,951,008	(17,877,526)	5,637,596	1,712,839
NET ASSETS
Beginning of Year	304,762,868	341,465,441	140,002,827	157,880,353	3,438,647	1,725,808
End of Year	$350,862,318	$304,762,868	$170,953,835	$140,002,827	$9,076,243	$3,438,647

See Notes to Financial Statements

SA-26

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Invesco Oppenheimer V.I.		Invesco Oppenheimer V.I.		Invesco V.I. International
	Global Series II		Main Street Small Cap Series I (1)		Growth Series I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$77,378	$79,979	$1,485	$122	$—
Realized gain (loss) on investments	2,148,094	1,093,137	11,057	2,650	—
Change in net unrealized appreciation (depreciation) on investments	945,427	(2,721,015)	141,776	(93,346)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,170,899	(1,547,899)	154,318	(90,574)	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	914,880	823,337	78,318	26,863	—
Transfers between variable and fixed accounts, net	971,880	1,294,423	323,929	544,272	2,126
Policy maintenance charges	(513,122)	(465,275)	(46,989)	(8,877)	—
Policy benefits and terminations	(613,972)	(184,992)	(82,985)	—	—
Policy loans and loan repayments	(12,937)	(71,368)	(8,901)	—	—
Other	8,234	6,093	667	179	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	754,963	1,402,218	264,039	562,437	2,126
NET INCREASE (DECREASE) IN NET ASSETS	3,925,862	(145,681)	418,357	471,863	2,126
NET ASSETS
Beginning of Year or Period	9,991,473	10,137,154	471,863	—	—
End of Year or Period	$13,917,335	$9,991,473	$890,220	$471,863	$2,126

	Invesco V.I. International		American Century	American Century
	Growth Series II		VP Mid Cap Value Class I (2)	VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$383,008	$546,351	$—	$613,393	$378,428
Realized gain (loss) on investments	2,069,920	404,130	—	3,244,792	2,141,942
Change in net unrealized appreciation (depreciation) on investments	4,838,596	(5,746,520)	—	4,128,664	(6,254,909)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,291,524	(4,796,039)	—	7,986,849	(3,734,539)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,995,077	1,898,973	—	1,993,683	1,815,455
Transfers between variable and fixed accounts, net	(1,629,560)	(667,834)	1,700	8,368	6,526,749
Policy maintenance charges	(1,381,027)	(1,351,195)	—	(1,237,059)	(997,802)
Policy benefits and terminations	(903,725)	(432,135)	—	(1,710,929)	(695,188)
Policy loans and loan repayments	(185,649)	39,297	—	(524,280)	(143,601)
Other	20,470	10,422	—	17,297	11,787
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,084,414)	(502,472)	1,700	(1,452,920)	6,517,400
NET INCREASE (DECREASE) IN NET ASSETS	5,207,110	(5,298,511)	1,700	6,533,929	2,782,861
NET ASSETS
Beginning of Year or Period	26,575,849	31,874,360	—	28,194,817	25,411,956
End of Year or Period	$31,782,959	$26,575,849	$1,700	$34,728,746	$28,194,817

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-27

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	American Funds IS Asset		American Funds IS Asset		American Funds IS
	Allocation Class 2 (1)		Allocation Class 4		Growth Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$1,141,742	$784,661	$—
Realized gain (loss) on investments	—		3,247,205	2,716,742	—
Change in net unrealized appreciation (depreciation) on investments	(61)		7,155,567	(6,098,135)	23
Net Increase (Decrease) in Net Assets Resulting from Operations	(61)		11,544,514	(2,596,732)	23
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		6,401,856	5,332,045	—
Transfers between variable and fixed accounts, net	18,315		10,219,564	4,352,286	12,709
Policy maintenance charges	—		(3,534,150)	(3,033,738)	—
Policy benefits and terminations	—		(1,256,638)	(2,845,002)	—
Policy loans and loan repayments	—		56,310	(181,814)	—
Other	—		33,373	4,762	50
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,315		11,920,315	3,628,539	12,759
NET INCREASE (DECREASE) IN NET ASSETS	18,254		23,464,829	1,031,807	12,782
NET ASSETS
Beginning of Year or Period	—		51,697,865	50,666,058	—
End of Year or Period	$18,254		$75,162,694	$51,697,865	$12,782

	American Funds IS		American Funds IS	American Funds IS
	Growth Class 4		Growth-Income Class 2 (1)	Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$481,034	$203,184	$—	$1,425,801	$1,091,984
Realized gain (loss) on investments	9,391,189	8,877,771	—	9,672,885	6,666,925
Change in net unrealized appreciation (depreciation) on investments	12,193,222	(9,228,702)	2	10,038,912	(9,327,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,065,445	(147,747)	2	21,137,598	(1,568,961)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,394,799	4,525,276	—	4,600,507	4,986,438
Transfers between variable and fixed accounts, net	385,563	(334,400)	3,177	3,007,672	580,096
Policy maintenance charges	(3,456,975)	(3,285,617)	—	(4,182,738)	(4,052,567)
Policy benefits and terminations	(2,980,343)	(3,187,640)	—	(2,943,523)	(3,271,454)
Policy loans and loan repayments	(334,089)	(492,581)	—	(589,094)	(368,484)
Other	52,167	38,426	16	62,981	46,775
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,938,878)	(2,736,536)	3,193	(44,195)	(2,079,196)
NET INCREASE (DECREASE) IN NET ASSETS	20,126,567	(2,884,283)	3,195	21,093,403	(3,648,157)
NET ASSETS
Beginning of Year or Period	73,345,154	76,229,437	—	81,406,628	85,054,785
End of Year or Period	$93,471,721	$73,345,154	$3,195	$102,500,031	$81,406,628

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-28

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	BlackRock Basic Value		BlackRock Global Allocation		BlackRock 60/40 Target
	V.I. Class III		V.I. Class III		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$420,996	$299,724	$775,806	$546,330	$62,769	$8,893
Realized gain (loss) on investments	1,711,481	2,285,707	2,461,322	3,173,826	82,063	47,036
Change in net unrealized appreciation (depreciation) on investments	1,882,464	(4,116,427)	6,701,993	(8,541,476)	152,178	(105,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,014,941	(1,530,996)	9,939,121	(4,821,320)	297,010	(49,083)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	804,010	984,526	4,191,015	4,693,982	240,397	119,117
Transfers between variable and fixed accounts, net	(450,620)	(1,444,663)	(2,591,009)	2,158,304	2,086,605	259,851
Policy maintenance charges	(712,387)	(762,077)	(3,244,998)	(3,318,117)	(150,623)	(66,450)
Policy benefits and terminations	(377,421)	(438,917)	(2,468,330)	(3,139,666)	(17,547)	(102,361)
Policy loans and loan repayments	(93,650)	(66,686)	(360,926)	802,485	(25,650)	(3,085)
Other	18,634	15,234	54,501	45,622	334	1,341
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(811,434)	(1,712,583)	(4,419,747)	1,242,610	2,133,516	208,413
NET INCREASE (DECREASE) IN NET ASSETS	3,203,507	(3,243,579)	5,519,374	(3,578,710)	2,430,526	159,330
NET ASSETS
Beginning of Year	17,445,030	20,688,609	58,253,061	61,831,771	858,434	699,104
End of Year	$20,648,537	$17,445,030	$63,772,435	$58,253,061	$3,288,960	$858,434

	DFA VA	BNY Mellon VIF		Fidelity VIP Contrafund
	International Value (1)	Appreciation Service Shares		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$6,500	$6,014	$—
Realized gain (loss) on investments	—	48,848	68,062	—
Change in net unrealized appreciation (depreciation) on investments	1	160,919	(123,419)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	1	216,267	(49,343)	12
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	34,531	49,590	—
Transfers between variable and fixed accounts, net	127	391,719	128,986	6,355
Policy maintenance charges	—	(27,309)	(28,874)	—
Policy benefits and terminations	—	(5,311)	(16,212)	—
Policy loans and loan repayments	—	(9,346)	2,811	—
Other	—	147	276	27
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	127	384,431	136,577	6,382
NET INCREASE (DECREASE) IN NET ASSETS	128	600,698	87,234	6,394
NET ASSETS
Beginning of Year or Period	—	560,348	473,114	—
End of Year or Period	$128	$1,161,046	$560,348	$6,394

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-29

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Contrafund		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$127,314	$257,855	$28,471	$19,913	$41,750	$31,184
Realized gain (loss) on investments	8,899,936	7,530,332	67,509	51,738	167,519	200,550
Change in net unrealized appreciation (depreciation) on investments	6,726,043	(11,334,323)	117,498	(133,369)	154,625	(360,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,753,293	(3,546,136)	213,478	(61,718)	363,894	(129,075)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,565,200	2,832,037	45,621	28,392	122,077	105,586
Transfers between variable and fixed accounts, net	(2,335,441)	(1,158,980)	183,322	76,160	114,458	(985,850)
Policy maintenance charges	(2,255,239)	(2,286,651)	(54,683)	(43,435)	(114,888)	(138,620)
Policy benefits and terminations	(3,248,797)	(2,962,709)	(138,247)	(118,264)	(184,329)	(156,749)
Policy loans and loan repayments	(339,622)	85,068	10,057	(10,870)	(2,333)	(18,529)
Other	33,982	23,500	492	1,286	2,664	2,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,579,917)	(3,467,735)	46,562	(66,731)	(62,351)	(1,192,150)
NET INCREASE (DECREASE) IN NET ASSETS	10,173,376	(7,013,871)	260,040	(128,449)	301,543	(1,321,225)
NET ASSETS
Beginning of Year	52,071,479	59,085,350	1,317,857	1,446,306	2,100,830	3,422,055
End of Year	$62,244,855	$52,071,479	$1,577,897	$1,317,857	$2,402,373	$2,100,830

	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$139,102	$96,070	$226,148	$118,530	$219,690	$121,456
Realized gain (loss) on investments	495,800	511,753	375,266	380,785	460,669	750,529
Change in net unrealized appreciation (depreciation) on investments	768,287	(1,049,136)	1,512,156	(1,125,109)	1,771,330	(1,701,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,403,189	(441,313)	2,113,570	(625,794)	2,451,689	(829,718)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	318,085	319,068	1,039,496	629,210	1,067,847	782,122
Transfers between variable and fixed accounts, net	654,814	(564,618)	1,983,388	(189,770)	1,152,393	(136,307)
Policy maintenance charges	(301,449)	(360,621)	(650,374)	(510,184)	(631,893)	(581,898)
Policy benefits and terminations	(661,531)	(194,071)	(295,918)	(221,682)	(372,644)	(934,099)
Policy loans and loan repayments	(246,273)	(113,388)	111,398	(84,453)	24,621	(76,972)
Other	5,310	7,749	8,573	7,193	14,298	13,025
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(231,044)	(905,881)	2,196,563	(369,686)	1,254,622	(934,129)
NET INCREASE (DECREASE) IN NET ASSETS	1,172,145	(1,347,194)	4,310,133	(995,480)	3,706,311	(1,763,847)
NET ASSETS
Beginning of Year	6,904,613	8,251,807	9,030,556	10,026,036	9,717,247	11,481,094
End of Year	$8,076,758	$6,904,613	$13,340,689	$9,030,556	$13,423,558	$9,717,247

See Notes to Financial Statements

SA-30

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045		Fidelity VIP Freedom Income
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$166,533	$79,088	$143,187	$67,988	$26,173	$21,000
Realized gain (loss) on investments	328,133	254,681	314,427	203,786	35,657	22,560
Change in net unrealized appreciation (depreciation) on investments	1,700,720	(1,113,897)	1,576,093	(1,004,260)	93,010	(76,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,195,386	(780,128)	2,033,707	(732,486)	154,840	(32,481)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,602,460	1,429,819	1,601,845	1,230,932	36,251	65,722
Transfers between variable and fixed accounts, net	1,178,522	460,147	903,392	840,095	5,450	13,123
Policy maintenance charges	(670,413)	(523,842)	(841,161)	(605,306)	(67,636)	(63,857)
Policy benefits and terminations	(188,933)	(318,103)	(149,530)	(393,860)	(52,819)	(19,021)
Policy loans and loan repayments	(71,619)	(63,920)	23,183	(72,217)	550	(12,647)
Other	6,945	1,788	4,977	(585)	1,015	914
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,856,962	985,889	1,542,706	999,059	(77,189)	(15,766)
NET INCREASE (DECREASE) IN NET ASSETS	4,052,348	205,761	3,576,413	266,573	77,651	(48,247)
NET ASSETS
Beginning of Year	7,467,048	7,261,287	6,634,010	6,367,437	1,368,061	1,416,308
End of Year	$11,519,396	$7,467,048	$10,210,423	$6,634,010	$1,445,712	$1,368,061

	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		International Index Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,098,660	$2,398,529	$5,712	$4,708	$—
Realized gain (loss) on investments	—	—	993,363	1,873,458	—
Change in net unrealized appreciation (depreciation) on investments	—	—	1,978,534	(1,878,841)	43
Net Increase (Decrease) in Net Assets Resulting from Operations	3,098,660	2,398,529	2,977,609	(675)	43
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	103,419,838	92,934,514	578,117	566,734	—
Transfers between variable and fixed accounts, net	(92,875,036)	(2,024,754)	(226,470)	(1,802,199)	2,835
Policy maintenance charges	(17,969,976)	(18,040,924)	(427,916)	(418,242)	—
Policy benefits and terminations	(23,238,533)	(26,531,437)	(879,958)	(591,566)	—
Policy loans and loan repayments	2,364,498	(5,867,943)	(49,473)	106,705	—
Other	457,975	336,321	6,925	5,393	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,841,234)	40,805,777	(998,775)	(2,133,175)	2,835
NET INCREASE (DECREASE) IN NET ASSETS	(24,742,574)	43,204,306	1,978,834	(2,133,850)	2,878
NET ASSETS
Beginning of Year or Period	186,755,419	143,551,113	9,350,793	11,484,643	—
End of Year or Period	$162,012,845	$186,755,419	$11,329,627	$9,350,793	$2,878

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-31

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$205,782	$141,547	$72,660	$39,226	$351,186	$621,298
Realized gain (loss) on investments	2,784,557	4,697,382	196,333	61,499	(272,912)	(776,658)
Change in net unrealized appreciation (depreciation) on investments	3,180,613	(9,339,994)	1,131,859	(987,986)	2,324,741	(3,446,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,170,952	(4,501,065)	1,400,852	(887,261)	2,403,015	(3,601,872)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,864,042	1,854,879	306,440	274,635	1,280,646	1,125,204
Transfers between variable and fixed accounts, net	(536,095)	(7,624,155)	425,696	(1,506,113)	(1,127,432)	(1,433,145)
Policy maintenance charges	(1,284,848)	(1,299,205)	(207,079)	(231,299)	(1,058,408)	(1,133,688)
Policy benefits and terminations	(1,467,898)	(1,434,125)	(250,273)	(219,599)	(420,827)	(1,233,002)
Policy loans and loan repayments	(135,854)	(100,809)	(14,975)	(10,747)	(52,893)	76,511
Other	21,897	35,202	5,159	5,181	15,567	11,021
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,538,756)	(8,568,213)	264,968	(1,687,942)	(1,363,347)	(2,587,099)
NET INCREASE (DECREASE) IN NET ASSETS	4,632,196	(13,069,278)	1,665,820	(2,575,203)	1,039,668	(6,188,971)
NET ASSETS
Beginning of Year	27,099,060	40,168,338	4,189,319	6,764,522	19,665,437	25,854,408
End of Year	$31,731,256	$27,099,060	$5,855,139	$4,189,319	$20,705,105	$19,665,437

	Templeton	Templeton		Janus Henderson
	Global Bond VIP Class 1 (1)	Global Bond VIP Class 2		Enterprise Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,990,015	$—	$—
Realized gain (loss) on investments	—	(382,397)	(497,372)	—
Change in net unrealized appreciation (depreciation) on investments	45	(1,785,849)	1,166,652	—
Net Increase (Decrease) in Net Assets Resulting from Operations	45	821,769	669,280	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	2,387,219	2,441,884	—
Transfers between variable and fixed accounts, net	2,835	(194,785)	8,445,314	2,126
Policy maintenance charges	—	(1,570,941)	(1,447,808)	—
Policy benefits and terminations	—	(849,108)	(979,633)	—
Policy loans and loan repayments	—	(485,924)	(113,377)	—
Other	—	49,805	37,229	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,835	(663,734)	8,383,609	2,126
NET INCREASE (DECREASE) IN NET ASSETS	2,880	158,035	9,052,889	2,126
NET ASSETS
Beginning of Year or Period	—	41,449,773	32,396,884	—
End of Year or Period	$2,880	$41,607,808	$41,449,773	$2,126

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-32

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Enterprise Service Shares		Overseas Service Shares		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,025	$24,516	$274,822	$262,219	$716	$20,147
Realized gain (loss) on investments	3,254,529	1,407,993	(66,429)	(774,342)	34,103	125,388
Change in net unrealized appreciation (depreciation) on investments	5,328,537	(1,675,137)	3,354,039	(1,960,623)	205,499	(244,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,091	(242,628)	3,562,432	(2,472,746)	240,318	(99,255)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,171,882	1,135,394	969,786	1,035,685	145,009	179,765
Transfers between variable and fixed accounts, net	3,570,619	4,546,240	(415,448)	(13,131,911)	(58,373)	216,452
Policy maintenance charges	(920,119)	(701,682)	(521,160)	(665,549)	(76,309)	(84,440)
Policy benefits and terminations	(1,217,281)	(484,672)	(530,802)	(534,251)	(205,198)	(111,783)
Policy loans and loan repayments	(167,393)	(182,422)	(176,684)	(81,546)	(24,413)	(17,050)
Other	14,037	11,933	12,839	13,675	5,226	2,149
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,451,745	4,324,791	(661,469)	(13,363,897)	(214,058)	185,093
NET INCREASE (DECREASE) IN NET ASSETS	11,050,836	4,082,163	2,900,963	(15,836,643)	26,260	85,838
NET ASSETS
Beginning of Year	22,838,668	18,756,505	13,742,893	29,579,536	1,452,341	1,366,503
End of Year	$33,889,504	$22,838,668	$16,643,856	$13,742,893	$1,478,601	$1,452,341

	Lazard Retirement		ClearBridge Variable		ClearBridge Variable
	International Equity Service Shares (1)		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,262	$5,459	$156,864	$79,997	$39,623	$18,461
Realized gain (loss) on investments	(9,777)	19,082	42,805	682,964	217,505	443,446
Change in net unrealized appreciation (depreciation) on investments	115,503	(60,411)	4,207,202	(2,433,878)	2,673,185	(1,771,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,988	(35,870)	4,406,871	(1,670,917)	2,930,313	(1,309,270)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	58,278	3,647	2,236,005	2,390,844	553,099	607,000
Transfers between variable and fixed accounts, net	596,048	369,232	(60,616)	(3,840,103)	8,497,127	(3,524,928)
Policy maintenance charges	(37,897)	(2,044)	(1,418,932)	(1,466,900)	(374,545)	(409,785)
Policy benefits and terminations	(3,605)	—	(453,644)	(518,028)	(273,214)	(214,330)
Policy loans and loan repayments	(4,589)	—	348	(87,967)	(54,948)	(4,003)
Other	(1,260)	12	18,541	14,043	7,012	6,131
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	606,975	370,847	321,702	(3,508,111)	8,354,531	(3,539,915)
NET INCREASE (DECREASE) IN NET ASSETS	714,963	334,977	4,728,573	(5,179,028)	11,284,844	(4,849,185)
NET ASSETS
Beginning of Year or Period	334,977	—	17,798,047	22,977,075	9,054,596	13,903,781
End of Year or Period	$1,049,940	$334,977	$22,526,620	$17,798,047	$20,339,440	$9,054,596

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-33

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Western Asset Variable		Lord Abbett		Lord Abbett
	Global High Yield Bond - Class II		Bond Debenture Class VC		Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,433	$21,434	$718,537	$600,761	$—	$—
Realized gain (loss) on investments	(2,134)	(2,660)	(12,825)	292,031	3,864,640	4,591,877
Change in net unrealized appreciation (depreciation) on investments	38,363	(35,798)	1,256,806	(1,370,303)	1,577,844	(4,761,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,662	(17,024)	1,962,518	(477,511)	5,442,484	(170,039)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,054	26,046	1,620,063	1,159,421	1,768,772	931,831
Transfers between variable and fixed accounts, net	26,068	(410,226)	3,707,436	3,079,187	1,369,444	5,101,832
Policy maintenance charges	(26,986)	(26,279)	(1,005,302)	(643,886)	(889,726)	(642,587)
Policy benefits and terminations	(8,642)	(5,952)	(343,146)	(89,388)	(591,988)	(545,117)
Policy loans and loan repayments	6,332	(659)	(329,251)	(37,556)	182,714	50,941
Other	482	223	12,857	3,641	3,506	13,619
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	24,308	(416,847)	3,662,657	3,471,419	1,842,722	4,910,519
NET INCREASE (DECREASE) IN NET ASSETS	84,970	(433,871)	5,625,175	2,993,908	7,285,206	4,740,480
NET ASSETS
Beginning of Year	423,830	857,701	13,331,485	10,337,577	17,413,049	12,672,569
End of Year	$508,800	$423,830	$18,956,660	$13,331,485	$24,698,255	$17,413,049

	Lord Abbett		Lord Abbett
	Fundamental Equity Class VC		Total Return Class VC		M Capital Appreciation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$78,697	$91,570	$1,431,731	$1,456,556	$184,030	$178,092
Realized gain (loss) on investments	(337,000)	822,345	(46,549)	(277,817)	5,135,197	12,919,062
Change in net unrealized appreciation (depreciation) on investments	1,474,314	(1,413,094)	2,581,573	(1,630,394)	8,572,374	(21,110,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,011	(499,179)	3,966,755	(451,655)	13,891,601	(8,013,235)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	291,447	346,493	5,075,407	5,104,947	2,086,516	2,295,027
Transfers between variable and fixed accounts, net	(114,391)	(286,281)	5,396,115	(517,168)	(2,283,187)	(5,180,685)
Policy maintenance charges	(312,986)	(325,180)	(3,202,097)	(3,153,447)	(1,681,788)	(1,918,441)
Policy benefits and terminations	(82,588)	(37,870)	(1,803,803)	(939,722)	(1,482,351)	(871,497)
Policy loans and loan repayments	(16,593)	(17,946)	49,957	(4,087)	(319,166)	(420,908)
Other	4,216	3,797	20,656	25,724	26,318	35,433
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(230,895)	(316,987)	5,536,235	516,247	(3,653,658)	(6,061,071)
NET INCREASE (DECREASE) IN NET ASSETS	985,116	(816,166)	9,502,990	64,592	10,237,943	(14,074,306)
NET ASSETS
Beginning of Year	5,525,168	6,341,334	45,658,033	45,593,441	50,426,895	64,501,201
End of Year	$6,510,284	$5,525,168	$55,161,023	$45,658,033	$60,664,838	$50,426,895

See Notes to Financial Statements

SA-34

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	M International Equity		M Large Cap Growth		M Large Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,758,072	$869,364	$—	$—	$481,865	$419,483
Realized gain (loss) on investments	392,975	2,477,640	5,053,447	8,076,575	105,940	2,218,766
Change in net unrealized appreciation (depreciation) on investments	8,709,113	(16,574,924)	11,820,111	(10,330,491)	4,760,751	(6,245,397)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,860,160	(13,227,920)	16,873,558	(2,253,916)	5,348,556	(3,607,148)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,203,401	2,637,382	2,228,143	2,053,561	1,190,311	1,241,179
Transfers between variable and fixed accounts, net	5,965,346	(11,178,532)	(186,808)	(18,109)	(1,689,943)	(905,033)
Policy maintenance charges	(1,642,480)	(1,806,759)	(1,789,342)	(1,639,076)	(893,407)	(967,776)
Policy benefits and terminations	(1,304,168)	(1,196,919)	(2,020,748)	(898,803)	(586,822)	(505,775)
Policy loans and loan repayments	(106,285)	(305,594)	(143,459)	(339,819)	46,479	(167,745)
Other	49,612	61,768	46,407	29,099	33,281	17,864
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,165,426	(11,788,654)	(1,865,807)	(813,147)	(1,900,101)	(1,287,286)
NET INCREASE (DECREASE) IN NET ASSETS	16,025,586	(25,016,574)	15,007,751	(3,067,063)	3,448,455	(4,894,434)
NET ASSETS
Beginning of Year	51,029,338	76,045,912	47,108,763	50,175,826	25,476,059	30,370,493
End of Year	$67,054,924	$51,029,338	$62,116,514	$47,108,763	$28,924,514	$25,476,059

	MFS New Discovery Series -	MFS New Discovery Series -		MFS Utilities Series -
	Initial Class (1)	Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$497,342	$98,405
Realized gain (loss) on investments	—	3,853,285	4,458,460	731,615	(360,040)
Change in net unrealized appreciation (depreciation) on investments	101	1,872,982	(6,022,051)	1,565,769	353,511
Net Increase (Decrease) in Net Assets Resulting from Operations	101	5,726,267	(1,563,591)	2,794,726	91,876
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	1,387,928	1,851,670	772,560	742,229
Transfers between variable and fixed accounts, net	4,252	9,936,694	(11,187,946)	332,697	(360,484)
Policy maintenance charges	—	(950,982)	(1,300,351)	(536,231)	(510,530)
Policy benefits and terminations	—	(458,810)	(498,923)	(675,765)	(438,548)
Policy loans and loan repayments	—	38,101	(45,940)	43,467	3,720
Other	—	7,932	22,506	11,668	9,932
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,252	9,960,863	(11,158,984)	(51,604)	(553,681)
NET INCREASE (DECREASE) IN NET ASSETS	4,353	15,687,130	(12,722,575)	2,743,122	(461,805)
NET ASSETS
Beginning of Year or Period	—	13,833,900	26,556,475	11,198,065	11,659,870
End of Year or Period	$4,353	$29,521,030	$13,833,900	$13,941,187	$11,198,065

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-35

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	MFS Value Series -		MFS Value Series -		Neuberger Berman
	Initial Class (1)		Service Class		Sustainable Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$390,992	$218,188	$2,293	$2,419
Realized gain (loss) on investments	—		1,167,794	1,463,166	51,320	41,407
Change in net unrealized appreciation (depreciation) on investments	70		3,316,920	(3,448,216)	74,812	(83,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	70		4,875,706	(1,766,862)	128,425	(39,491)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,592,034	1,376,989	71,622	52,013
Transfers between variable and fixed accounts, net	4,252		3,119,451	534,586	(124,710)	168,880
Policy maintenance charges	—		(1,012,392)	(842,729)	(39,404)	(31,454)
Policy benefits and terminations	—		(696,484)	(1,025,921)	(36,615)	(9,333)
Policy loans and loan repayments	—		(625,762)	(48,198)	(84)	(1,209)
Other	1		15,545	(1,476)	633	174
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,253		2,392,392	(6,749)	(128,558)	179,071
NET INCREASE (DECREASE) IN NET ASSETS	4,323		7,268,098	(1,773,611)	(133)	139,580
NET ASSETS
Beginning of Year or Period	—		15,599,821	17,373,432	592,049	452,469
End of Year or Period	$4,323		$22,867,919	$15,599,821	$591,916	$592,049

	PIMCO Global Multi-Asset		PIMCO Income -		Royce
	Managed Allocation - Advisor Class		Administrative Class (2)		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,228	$102,353	$58,310	$3,300	$—	$—
Realized gain (loss) on investments	21,010	492,352	6,424	1,311	157,993	79,583
Change in net unrealized appreciation (depreciation) on investments	847,241	(936,474)	50,985	(3,015)	212,652	(314,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,003,479	(341,769)	115,719	1,596	370,645	(235,152)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	329,111	468,552	223,868	9,161	231,446	215,884
Transfers between variable and fixed accounts, net	(13,188)	(603,772)	2,580,952	293,148	(148,402)	213,936
Policy maintenance charges	(389,493)	(359,141)	(108,177)	(3,996)	(121,511)	(128,888)
Policy benefits and terminations	(56,275)	(125,195)	(8,993)	—	(176,654)	(39,607)
Policy loans and loan repayments	(37,566)	(16,519)	(19,529)	—	9,747	(22,000)
Other	7,456	3,885	1,265	86	1,840	1,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(159,955)	(632,190)	2,669,386	298,399	(203,534)	240,542
NET INCREASE (DECREASE) IN NET ASSETS	843,524	(973,959)	2,785,105	299,995	167,111	5,390
NET ASSETS
Beginning of Year or Period	5,959,129	6,933,088	299,995	—	2,087,141	2,081,751
End of Year or Period	$6,802,653	$5,959,129	$3,085,100	$299,995	$2,254,252	$2,087,141

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-36

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - I (1)		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$41,906	$22,737	$—		$—	$—
Realized gain (loss) on investments	(21,694)	275,687	188		7,593,858	8,636,835
Change in net unrealized appreciation (depreciation) on investments	163,040	(368,878)	(10)		25,914,945	(7,182,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,252	(70,454)	178		33,508,803	1,454,009
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	174,649	139,082	—		7,191,058	6,630,721
Transfers between variable and fixed accounts, net	756,129	(307,023)	7,333		4,406,707	6,917,807
Policy maintenance charges	(123,384)	(101,462)	—		(5,256,085)	(4,694,568)
Policy benefits and terminations	(6,755)	(190,894)	—		(2,963,882)	(2,326,169)
Policy loans and loan repayments	439	(2,183)	—		(1,107,048)	(240,029)
Other	801	1,364	—		76,143	53,144
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	801,879	(461,116)	7,333		2,346,893	6,340,906
NET INCREASE (DECREASE) IN NET ASSETS	985,131	(531,570)	7,511		35,855,696	7,794,915
NET ASSETS
Beginning of Year or Period	1,082,397	1,613,967	—		112,652,770	104,857,855
End of Year or Period	$2,067,528	$1,082,397	$7,511		$148,508,466	$112,652,770

	T. Rowe Price	T. Rowe Price		VanEck VIP
	Equity Income - I (1)	Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37	$1,536,771	$1,228,252	$—	$—
Realized gain (loss) on investments	347	5,552,029	7,204,511	(1,413,447)	(3,006,140)
Change in net unrealized appreciation (depreciation) on investments	(270)	9,513,801	(15,085,529)	3,867,015	(5,582,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	114	16,602,601	(6,652,766)	2,453,568	(8,588,222)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	4,474,980	4,415,614	1,269,680	1,498,141
Transfers between variable and fixed accounts, net	5,793	5,073,445	95,550	915,604	(2,879,562)
Policy maintenance charges	—	(2,967,113)	(2,832,535)	(1,019,089)	(1,171,479)
Policy benefits and terminations	—	(1,408,284)	(1,370,806)	(714,582)	(1,219,956)
Policy loans and loan repayments	—	(119,370)	(214,198)	(115,142)	23,008
Other	—	64,493	43,766	30,129	22,703
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,793	5,118,151	137,391	366,600	(3,727,145)
NET INCREASE (DECREASE) IN NET ASSETS	5,907	21,720,752	(6,515,375)	2,820,168	(12,315,367)
NET ASSETS
Beginning of Year or Period	—	62,046,998	68,562,373	21,047,322	33,362,689
End of Year or Period	$5,907	$83,767,750	$62,046,998	$23,867,490	$21,047,322

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-37

Variable Account
Period Ended
December 31,
2019
Vanguard VIF
Mid-Cap Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—
Realized gain (loss) on investments	—
Change in net unrealized appreciation (depreciation) on investments	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—
Transfers between variable and fixed accounts, net	255
Policy maintenance charges	—
Policy benefits and terminations	—
Policy loans and loan repayments	—
Other	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	255
NET INCREASE (DECREASE) IN NET ASSETS	256
NET ASSETS
Beginning of Period	—
End of Period	$256

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2019	$11.68	416,898	$4,868,941	0.00%	0.00%	10.92%
2018	10.53	167,311	1,761,577	0.00%	0.00%	(1.94)%
2017	10.74	145,779	1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond Class I
2019	$18.73	4,750,329	$88,954,434	0.00%	0.00%	13.00%
2018	16.57	4,715,224	78,141,430	0.00%	0.00%	(1.36)%
2017	16.80	4,041,066	67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
Floating Rate Income Class I
2019	$12.58	2,626,548	$33,054,004	0.00%	0.00%	8.11%
2018	11.64	887,439	10,330,388	0.00%	0.00%	(0.03)%
2017	11.64	327,340	3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
High Yield Bond Class I
2019	$83.46	924,934	$77,198,296	0.00%	0.00%	13.98%
2018	73.22	897,767	65,738,787	0.00%	0.00%	(3.27)%
2017	75.70	1,170,958	88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
High Yield Bond Class P (4)
12/20/2019 - 12/31/2019	$10.33	8	$85	0.00%	0.00%	0.09%
Inflation Managed Class I
2019	$64.75	1,078,327	$69,823,639	0.00%	0.00%	8.64%
2018	59.60	1,148,124	68,429,647	0.00%	0.00%	(2.15)%
2017	60.91	1,282,494	78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
Inflation Strategy Class I
2019	$11.40	150,907	$1,721,012	0.00%	0.00%	7.81%
2018	10.58	154,745	1,636,982	0.00%	0.00%	(1.54)%
2017	10.74	175,180	1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
Managed Bond Class I
2019	$75.22	3,396,868	$255,502,200	0.00%	0.00%	8.49%
2018	69.33	3,551,282	246,210,774	0.00%	0.00%	(0.60)%
2017	69.75	3,780,655	263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
Managed Bond Class P (4)
12/20/2019 - 12/31/2019	$9.98	23	$234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2019	$13.81	6,308,357	$87,104,910	0.00%	0.00%	4.22%
2018	13.25	6,044,529	80,079,874	0.00%	0.00%	1.14%
2017	13.10	5,442,202	71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
Emerging Markets Debt Class I
2019	$13.03	820,079	$10,689,519	0.00%	0.00%	9.52%
2018	11.90	790,914	9,413,392	0.00%	0.00%	(5.45)%
2017	12.59	569,579	7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-39

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Comstock Class I
2019	$28.49	2,220,468	$63,269,136	0.00%	0.00%	24.72%
2018	22.85	2,311,206	52,802,349	0.00%	0.00%	(12.37)%
2017	26.07	2,386,466	62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
Developing Growth Class I
2019	$36.58	673,172	$24,624,848	0.00%	0.00%	31.90%
2018	27.73	744,024	20,633,830	0.00%	0.00%	5.55%
2017	26.27	830,450	21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
Dividend Growth Class I
2019	$39.77	2,207,768	$87,800,331	0.00%	0.00%	30.64%
2018	30.44	2,294,181	69,839,212	0.00%	0.00%	(1.28)%
2017	30.84	2,445,375	75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
Equity Index Class I
2019	$156.14	5,233,653	$817,172,061	0.00%	0.00%	31.10%
2018	119.10	5,493,537	654,285,469	0.00%	0.00%	(4.73)%
2017	125.01	5,817,356	727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
Equity Index Class P (4)
12/05/2019 - 12/31/2019	$11.42	171	$1,955	0.00%	0.00%	3.74%
Focused Growth Class I
2019	$46.15	882,612	$40,736,219	0.00%	0.00%	35.46%
2018	34.07	926,960	31,582,460	0.00%	0.00%	4.99%
2017	32.45	977,431	31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
Growth Class I
2019	$150.48	1,916,770	$288,429,171	0.00%	0.00%	38.13%
2018	108.94	2,023,457	220,426,360	0.00%	0.00%	2.40%
2017	106.38	2,154,781	229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
Large-Cap Growth Class I
2019	$24.75	2,812,419	$69,613,091	0.00%	0.00%	32.34%
2018	18.70	2,996,469	56,042,038	0.00%	0.00%	1.89%
2017	18.36	3,136,938	57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
Large-Cap Value Class I
2019	$39.70	3,301,612	$131,089,688	0.00%	0.00%	28.46%
2018	30.91	3,429,714	106,003,437	0.00%	0.00%	(9.35)%
2017	34.09	3,596,260	122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
Large-Cap Value Class P (4)
12/20/2019 - 12/31/2019	$11.27	25	$277	0.00%	0.00%	0.33%
Main Street Core Class I
2019	$143.76	1,519,570	$218,453,104	0.00%	0.00%	32.13%
2018	108.80	1,691,823	184,071,123	0.00%	0.00%	(7.74)%
2017	117.93	1,732,345	204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity Class I
2019	$61.25	2,160,175	$132,314,856	0.00%	0.00%	20.84%
2018	50.69	2,197,861	111,402,477	0.00%	0.00%	(9.72)%
2017	56.14	2,128,043	119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
Mid-Cap Growth Class I
2019	$29.20	2,846,759	$83,131,496	0.00%	0.00%	38.45%
2018	21.09	2,911,169	61,402,963	0.00%	0.00%	0.16%
2017	21.06	2,965,957	62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
Mid-Cap Value Class I
2019	$39.94	351,564	$14,041,545	0.00%	0.00%	29.94%
2018	30.74	350,206	10,764,614	0.00%	0.00%	(14.79)%
2017	36.07	366,995	13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
Mid-Cap Value Class P (4)
12/05/2019 - 12/31/2019	$11.24	23	$253	0.00%	0.00%	3.26%
Small-Cap Equity Class I
2019	$36.55	691,300	$25,264,681	0.00%	0.00%	23.96%
2018	29.48	686,654	20,244,694	0.00%	0.00%	(12.91)%
2017	33.85	1,060,075	35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
Small-Cap Index Class I
2019	$45.93	5,121,812	$235,221,748	0.00%	0.00%	24.80%
2018	36.80	5,266,384	193,805,595	0.00%	0.00%	(11.55)%
2017	41.61	5,727,336	238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
Small-Cap Index Class P (4)
12/05/2019 - 12/31/2019	$11.48	22	$254	0.00%	0.00%	3.44%
Small-Cap Value Class I
2019	$55.76	1,220,268	$68,043,066	0.00%	0.00%	22.58%
2018	45.49	1,270,225	57,779,540	0.00%	0.00%	(16.29)%
2017	54.34	1,357,500	73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
Small-Cap Value Class P (4)
12/31/2019 - 12/31/2019	$11.59	110	$1,275	0.00%	0.00%	(0.39)%
Value Advantage Class I
2019	$19.54	287,948	$5,625,687	0.00%	0.00%	26.96%
2018	15.39	173,629	2,671,883	0.00%	0.00%	(9.06)%
2017	16.92	151,366	2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
Emerging Markets Class I
2019	$56.47	3,072,067	$173,475,670	0.00%	0.00%	25.60%
2018	44.96	3,149,480	141,595,065	0.00%	0.00%	(11.99)%
2017	51.09	3,152,903	161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
Emerging Markets Class P (4)
12/20/2019 - 12/31/2019	$11.73	289	$3,394	0.00%	0.00%	0.18%
International Large-Cap Class I
2019	$21.63	9,991,096	$216,113,684	0.00%	0.00%	28.03%
2018	16.89	10,003,272	169,005,070	0.00%	0.00%	(11.81)%
2017	19.16	9,627,555	184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-41

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Large-Cap Class P (4)
12/20/2019 - 12/31/2019	$11.30	729	$8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2019	$16.28	2,709,524	$44,120,555	0.00%	0.00%	20.07%
2018	13.56	2,635,660	35,744,980	0.00%	0.00%	(22.16)%
2017	17.42	2,008,375	34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
International Small-Cap Class P (4)
12/20/2019 - 12/31/2019	$11.49	229	$2,636	0.00%	0.00%	0.92%
International Value Class I
2019	$32.20	4,156,543	$133,840,159	0.00%	0.00%	16.60%
2018	27.62	4,221,200	116,570,440	0.00%	0.00%	(14.96)%
2017	32.47	4,286,343	139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
Health Sciences Class I
2019	$81.84	969,508	$79,347,224	0.00%	0.00%	25.77%
2018	65.07	1,073,264	69,841,595	0.00%	0.00%	7.90%
2017	60.31	1,110,267	66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
Real Estate Class I
2019	$84.60	1,097,955	$92,882,541	0.00%	0.00%	31.28%
2018	64.44	1,144,760	73,765,158	0.00%	0.00%	(7.45)%
2017	69.62	1,260,249	87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
Technology Class I
2019	$17.30	1,784,422	$30,872,221	0.00%	0.00%	36.32%
2018	12.69	1,889,298	23,978,116	0.00%	0.00%	1.79%
2017	12.47	1,831,834	22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
Technology Class P (4)
12/31/2019 - 12/31/2019	$11.09	230	$2,551	0.00%	0.00%	1.83%
Currency Strategies Class I
2019	$11.35	87,273	$990,232	0.00%	0.00%	0.57%
2018	11.28	104,184	1,175,418	0.00%	0.00%	5.87%
2017	10.66	73,461	782,859	0.00%	0.00%	(3.59)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
Pacific Dynamix - Conservative Growth Class I
2019	$21.12	579,729	$12,244,024	0.00%	0.00%	15.47%
2018	18.29	501,015	9,164,288	0.00%	0.00%	(3.84)%
2017	19.02	506,025	9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
Pacific Dynamix - Moderate Growth Class I
2019	$24.81	2,619,824	$65,004,271	0.00%	0.00%	18.94%
2018	20.86	2,301,791	48,018,412	0.00%	0.00%	(5.53)%
2017	22.08	1,948,157	43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
Pacific Dynamix - Moderate Growth Class P (4)
12/23/2019 - 12/31/2019	$10.39	4,556	$47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2019	$29.02	2,924,588	$84,870,166	0.00%	0.00%	22.94%
2018	23.61	2,659,611	62,780,646	0.00%	0.00%	(7.28)%
2017	25.46	2,256,763	57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-42

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative Class I
2019	$14.37	1,144,298	$16,443,939	0.00%	0.00%	12.20%
2018	12.81	975,302	12,491,565	0.00%	0.00%	(3.38)%
2017	13.26	1,133,653	15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
Portfolio Optimization Moderate-Conservative Class I
2019	$15.69	3,430,829	$53,817,810	0.00%	0.00%	15.28%
2018	13.61	3,525,034	47,966,985	0.00%	0.00%	(4.99)%
2017	14.32	3,757,613	53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
Portfolio Optimization Moderate Class I
2019	$16.90	14,309,533	$241,840,587	0.00%	0.00%	18.46%
2018	14.27	15,440,564	220,291,870	0.00%	0.00%	(6.55)%
2017	15.27	16,249,004	248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
Portfolio Optimization Growth Class I
2019	$18.13	19,347,325	$350,862,318	0.00%	0.00%	21.65%
2018	14.91	20,444,339	304,762,868	0.00%	0.00%	(8.19)%
2017	16.24	21,030,059	341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
Portfolio Optimization Aggressive-Growth Class I
2019	$18.71	9,136,572	$170,953,835	0.00%	0.00%	23.76%
2018	15.12	9,260,158	140,002,827	0.00%	0.00%	(9.39)%
2017	16.69	9,461,777	157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
PSF DFA Balanced Allocation Class D
2019	$13.38	678,497	$9,076,243	0.00%	0.00%	19.75%
2018	11.17	307,824	3,438,647	0.00%	0.00%	(6.19)%
2017	11.91	144,930	1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco Oppenheimer V.I. Global Series II
2019	$18.90	736,252	$13,917,335	0.65%	0.00%	31.45%
2018	14.38	694,820	9,991,473	0.75%	0.00%	(13.39)%
2017	16.60	610,541	10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
Invesco Oppenheimer V.I. Main Street Small Cap Series I
2019	$11.27	79,010	$890,220	0.21%	0.00%	26.47%
05/25/2018 - 12/31/2018	8.91	52,965	471,863	0.08%	0.00%	(15.28)%
Invesco V.I. International Growth Series I (4)
12/31/2019 - 12/31/2019	$11.16	190	$2,126	0.00%	0.00%	1.00%
Invesco V.I. International Growth Series II
2019	$16.06	1,978,911	$31,782,959	1.29%	0.00%	28.24%
2018	12.52	2,121,954	26,575,849	1.82%	0.00%	(15.20)%
2017	14.77	2,158,059	31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
American Century VP Mid Cap Value Class I (4)
12/31/2019 - 12/31/2019	$11.52	148	$1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2019	$24.25	1,432,391	$34,728,746	1.91%	0.00%	28.99%
2018	18.80	1,500,051	28,194,817	1.34%	0.00%	(12.96)%
2017	21.59	1,176,754	25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
American Funds IS Asset Allocation Class 2 (4)
12/27/2019 - 12/31/2019	$10.91	1,674	$18,254	0.00%	0.00%	(0.34)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-43

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Asset Allocation Class 4
2019	$32.43	2,317,682	$75,162,694	1.85%	0.00%	20.93%
2018	26.82	1,927,708	51,697,865	1.50%	0.00%	(4.83)%
2017	28.18	1,797,931	50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 2 (4)
12/20/2019 - 12/31/2019	$11.59	1,103	$12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2019	$41.05	2,277,276	$93,471,721	0.57%	0.00%	30.44%
2018	31.47	2,330,860	73,345,154	0.25%	0.00%	(0.50)%
2017	31.63	2,410,313	76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 2 (4)
12/20/2019 - 12/31/2019	$11.23	284	$3,195	0.00%	0.00%	0.06%
American Funds IS Growth-Income Class 4
2019	$33.75	3,036,847	$102,500,031	1.52%	0.00%	25.85%
2018	26.82	3,035,465	81,406,628	1.24%	0.00%	(2.06)%
2017	27.38	3,106,257	85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2019	$26.53	778,206	$20,648,537	2.19%	0.00%	23.53%
2018	21.48	812,181	17,445,030	1.53%	0.00%	(8.11)%
2017	23.38	885,032	20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
BlackRock Global Allocation V.I. Class III
2019	$24.88	2,562,814	$63,772,435	1.27%	0.00%	17.75%
2018	21.13	2,756,653	58,253,061	0.87%	0.00%	(7.58)%
2017	22.86	2,704,263	61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2019	$13.13	250,553	$3,288,960	3.81%	0.00%	21.41%
2018	10.81	79,395	858,434	1.10%	0.00%	(4.94)%
2017	11.37	61,462	699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
DFA VA International Value (4)
12/20/2019 - 12/31/2019	$11.58	11	$128	0.00%	0.00%	0.33%
BNY Mellon VIF Appreciation Service Shares
2019	$20.00	58,055	$1,161,046	0.89%	0.00%	35.78%
2018	14.73	38,044	560,348	1.04%	0.00%	(7.10)%
2017	15.86	29,840	473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
Fidelity VIP Contrafund Initial Class (4)
12/20/2019 - 12/31/2019	$11.15	574	$6,394	0.00%	0.00%	0.19%
Fidelity VIP Contrafund Service Class 2
2019	$36.30	1,714,933	$62,244,855	0.22%	0.00%	31.27%
2018	27.65	1,883,320	52,071,479	0.44%	0.00%	(6.64)%
2017	29.62	1,995,114	59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2019	$17.74	88,951	$1,577,897	1.91%	0.00%	15.75%
2018	15.33	85,992	1,317,857	1.44%	0.00%	(4.26)%
2017	16.01	90,352	1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-44

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2019	$18.11	132,674	$2,402,373	1.88%	0.00%	17.97%
2018	15.35	136,873	2,100,830	1.22%	0.00%	(5.28)%
2017	16.20	211,178	3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2019	$18.07	446,994	$8,076,758	1.76%	0.00%	19.88%
2018	15.07	458,084	6,904,613	1.20%	0.00%	(6.08)%
2017	16.05	514,191	8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2019	$19.07	699,574	$13,340,689	1.98%	0.00%	21.51%
2018	15.69	575,427	9,030,556	1.27%	0.00%	(6.78)%
2017	16.83	595,571	10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2019	$19.02	705,639	$13,423,558	1.88%	0.00%	24.11%
2018	15.33	633,972	9,717,247	1.06%	0.00%	(8.05)%
2017	16.67	688,721	11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2019	$20.39	564,887	$11,519,396	1.74%	0.00%	27.13%
2018	16.04	465,513	7,467,048	1.02%	0.00%	(9.50)%
2017	17.72	409,702	7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2019	$20.69	493,443	$10,210,423	1.70%	0.00%	28.25%
2018	16.13	411,180	6,634,010	1.00%	0.00%	(10.13)%
2017	17.95	354,672	6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
Fidelity VIP Freedom Income Portfolio Service Class 2
2019	$15.82	91,392	$1,445,712	1.85%	0.00%	11.63%
2018	14.17	96,545	1,368,061	1.48%	0.00%	(2.27)%
2017	14.50	97,677	1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
Fidelity VIP Government Money Market Service Class
2019	$10.42	15,544,800	$162,012,845	1.89%	0.00%	1.92%
2018	10.23	18,262,361	186,755,419	1.55%	0.00%	1.55%
2017	10.07	14,255,248	143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2019	$40.10	282,546	$11,329,627	0.05%	0.00%	33.98%
2018	29.93	312,428	9,350,793	0.04%	0.00%	(0.43)%
2017	30.06	382,067	11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
Fidelity VIP International Index Service Class 2 (4)
12/13/2019 - 12/31/2019	$11.39	253	$2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Service Class 2
2019	$33.45	948,657	$31,731,256	0.68%	0.00%	23.17%
2018	27.16	997,903	27,099,060	0.40%	0.00%	(14.77)%
2017	31.86	1,260,670	40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-45

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Value Strategies Service Class 2
2019	$27.86	210,186	$5,855,139	1.48%	0.00%	34.10%
2018	20.77	201,665	4,189,319	0.72%	0.00%	(17.50)%
2017	25.18	268,653	6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
Templeton Foreign VIP Class 2
2019	$13.35	1,551,281	$20,705,105	1.73%	0.00%	12.53%
2018	11.86	1,657,982	19,665,437	2.68%	0.00%	(15.44)%
2017	14.03	1,843,186	25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
Templeton Global Bond VIP Class 1 (4)
12/13/2019 - 12/31/2019	$10.14	284	$2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2019	$12.94	3,215,145	$41,607,808	7.09%	0.00%	2.01%
2018	12.69	3,267,408	41,449,773	0.00%	0.00%	1.94%
2017	12.44	2,603,285	32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
Janus Henderson Enterprise Institutional Shares (4)
12/31/2019 - 12/31/2019	$10.90	195	$2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2019	$38.16	888,143	$33,889,504	0.05%	0.00%	35.16%
2018	28.23	808,957	22,838,668	0.11%	0.00%	(0.66)%
2017	28.42	659,947	18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
Janus Henderson Overseas Service Shares
2019	$11.78	1,412,667	$16,643,856	1.84%	0.00%	26.71%
2018	9.30	1,477,959	13,742,893	1.39%	0.00%	(15.14)%
2017	10.96	2,699,606	29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2019	$13.89	106,485	$1,478,601	0.05%	0.00%	17.79%
2018	11.79	123,198	1,452,341	1.41%	0.00%	(6.57)%
2017	12.62	108,305	1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
Lazard Retirement International Equity Service Class
2019	$10.49	100,044	$1,049,940	0.40%	0.00%	21.00%
06/06/2018 - 12/31/2018	8.67	38,623	334,977	5.98%	0.00%	(13.91)%
ClearBridge Variable Aggressive Growth - Class II
2019	$27.10	831,329	$22,526,620	0.78%	0.00%	24.75%
2018	21.72	819,363	17,798,047	0.36%	0.00%	(8.57)%
2017	23.76	967,177	22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
ClearBridge Variable Mid Cap - Class II
2019	$25.26	805,291	$20,339,440	0.36%	0.00%	32.65%
2018	19.04	475,548	9,054,596	0.17%	0.00%	(12.80)%
2017	21.83	636,772	13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
Western Asset Variable Global High Yield Bond - Class II
2019	$12.43	40,942	$508,800	5.07%	0.00%	14.01%
2018	10.90	38,884	423,830	4.58%	0.00%	(4.16)%
2017	11.37	75,413	857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (5)	0.00%	(9.30)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-46

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Bond Debenture Class VC
2019	$13.27	1,428,573	$18,956,660	4.33%	0.00%	13.35%
2018	11.71	1,138,822	13,331,485	5.68%	0.00%	(4.02)%
2017	12.20	847,582	10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
Lord Abbett Developing Growth Class VC
2019	$25.92	952,892	$24,698,255	0.00%	0.00%	31.77%
2018	19.67	885,228	17,413,049	0.00%	0.00%	4.88%
2017	18.75	675,697	12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
Lord Abbett Fundamental Equity Class VC
2019	$23.00	283,051	$6,510,284	1.27%	0.00%	21.51%
2018	18.93	291,903	5,525,168	1.50%	0.00%	(8.16)%
2017	20.61	307,699	6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
Lord Abbett Total Return Class VC
2019	$11.91	4,631,369	$55,161,023	2.83%	0.00%	8.41%
2018	10.99	4,155,870	45,658,033	3.07%	0.00%	(1.03)%
2017	11.10	4,107,392	45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
M Capital Appreciation
2019	$105.83	573,228	$60,664,838	0.33%	0.00%	28.85%
2018	82.13	613,966	50,426,895	0.28%	0.00%	(14.15)%
2017	95.67	674,210	64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
M International Equity
2019	$38.15	1,757,542	$67,054,924	2.95%	0.00%	20.32%
2018	31.71	1,609,349	51,029,338	1.33%	0.00%	(20.57)%
2017	39.92	1,905,029	76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
M Large Cap Growth
2019	$80.61	770,602	$62,116,514	0.00%	0.00%	36.09%
2018	59.23	795,354	47,108,763	0.00%	0.00%	(4.95)%
2017	62.32	805,188	50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
M Large Cap Value
2019	$33.49	863,778	$28,924,514	1.73%	0.00%	21.52%
2018	27.56	924,495	25,476,059	1.42%	0.00%	(12.07)%
2017	31.34	969,099	30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
MFS New Discovery Series - Initial Class (4)
12/13/2019 - 12/31/2019	$11.30	385	$4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2019	$33.69	876,290	$29,521,030	0.00%	0.00%	41.27%
2018	23.85	580,128	13,833,900	0.00%	0.00%	(1.72)%
2017	24.26	1,094,536	26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
MFS Utilities Series - Service Class
2019	$23.26	599,411	$13,941,187	3.80%	0.00%	24.80%
2018	18.64	600,878	11,198,065	0.85%	0.00%	0.81%
2017	18.49	630,731	11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-47

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS Value Series - Initial Class (4)
12/13/2019 - 12/31/2019	$11.26	384	$4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2019	$15.07	1,517,487	$22,867,919	2.00%	0.00%	29.51%
2018	11.64	1,340,620	15,599,821	1.27%	0.00%	(10.36)%
2017	12.98	1,338,421	17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Sustainable Equity Class I
2019	$20.48	28,899	$591,916	0.39%	0.00%	25.88%
2018	16.27	36,387	592,049	0.50%	0.00%	(5.73)%
2017	17.26	26,217	452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2019	$12.50	544,179	$6,802,653	2.08%	0.00%	16.96%
2018	10.69	557,552	5,959,129	1.59%	0.00%	(5.61)%
2017	11.32	612,282	6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
PIMCO Income - Administrative Class
2019	$10.97	281,310	$3,085,100	3.52%	0.00%	8.58%
06/05/2018 - 12/31/2018	10.10	29,702	299,995	3.49%	0.00%	0.92%
Royce Micro-Cap Service Class
2019	$15.02	150,104	$2,254,252	0.00%	0.00%	19.24%
2018	12.60	165,710	2,087,141	0.00%	0.00%	(9.29)%
2017	13.88	149,935	2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
State Street Total Return V.I.S. Class 3
2019	$18.07	114,403	$2,067,528	3.28%	0.00%	15.57%
2018	15.64	69,217	1,082,397	1.65%	0.00%	(6.61)%
2017	16.74	96,389	1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
T. Rowe Price Blue Chip Growth - I (4)
12/05/2019 - 12/31/2019	$11.06	679	$7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2019	$45.45	3,267,610	$148,508,466	0.00%	0.00%	29.58%
2018	35.07	3,211,817	112,652,770	0.00%	0.00%	1.65%
2017	34.51	3,038,914	104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
T. Rowe Price Equity Income - I (4)
12/05/2019 - 12/31/2019	$11.39	519	$5,907	13.99%	0.00%	3.75%
T. Rowe Price Equity Income - II
2019	$26.95	3,107,815	$83,767,750	2.11%	0.00%	26.04%
2018	21.38	2,901,473	62,046,998	1.79%	0.00%	(9.69)%
2017	23.68	2,895,397	68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
VanEck VIP Global Hard Assets Initial Class
2019	$16.59	1,438,768	$23,867,490	0.00%	0.00%	11.87%
2018	14.83	1,419,346	21,047,322	0.00%	0.00%	(28.28)%
2017	20.68	1,613,669	33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
Vanguard VIF Mid-Cap Index (4)
12/20/2019 - 12/31/2019	$10.57	24	$256	0.00%	0.00%	0.29%

See Notes to Financial Statements	See explanation of references on page SA-49

SA-48

Explanation of References for Financial Highlights on pages SA-39 to SA-48

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2019 (See Note 1 in Notes to Financial Statements).

(5)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

SA-49

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2019, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc.,Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2019 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following eight Variable Accounts changed names during 2019:

Currently named	Formerly named
Invesco Oppenheimer V.I. Global Series II	Oppenheimer Global Fund/VA Service shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Oppenheimer Main Street Small Cap/VA Non-Service Shares
BlackRock 60/40 Target Allocation ETF V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
BNY Mellon VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares
M Capital Appreciation	Variable Account III
M International Equity	Variable Account I
M Large Cap Growth	Variable Account II
M Large Cap Value	Variable Account V

The following twenty seven Variable Accounts commenced or resumed operations during 2019:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
High Yield Bond Class P	December 20, 2019	American Funds IS Asset Allocation Class 2	December 27, 2019
Managed Bond Class P	December 20, 2019	American Funds IS Growth Class 2	December 20, 2019
Equity Index Class P	December 05, 2019	American Funds IS Growth-Income Class 2	December 20, 2019
Large-Cap Value Class P	December 20, 2019	DFA VA International Value	December 20, 2019
Mid-Cap Value Class P	December 05, 2019	Fidelity VIP Contrafund Initial Class	December 20, 2019
Small-Cap Index Class P	December 05, 2019	Fidelity VIP International Index Service Class 2	December 13, 2019
Small-Cap Value Class P	December 31, 2019	Templeton Global Bond VIP Class 1	December 13, 2019
Emerging Markets Class P	December 20, 2019	Janus Henderson Enterprise Institutional Shares	December 31, 2019
International Large-Cap Class P	December 20, 2019	MFS New Discovery Series - Initial Class	December 13, 2019
International Small-Cap Class P	December 20, 2019	MFS Value Series - Initial Class	December 13, 2019
Technology Class P	December 31, 2019	T. Rowe Price Blue Chip Growth - I	December 05, 2019
Pacific Dynamix - Moderate Growth Class P	December 23, 2019	T. Rowe Price Equity Income - I	December 05, 2019
Invesco V.I. International Growth Series I	December 31, 2019	Vanguard VIF Mid-Cap Index	December 20, 2019
American Century VP Mid Cap Value Class I	December 31, 2019

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Diversified Alternatives Class I and Equity Long/Short Class I Variable Accounts were liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers

SA-50

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date was transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

On March 29, 2018, the BlackRock iShares Dynamic Fixed Income V.I. Class I and BlackRock iShares Equity Appreciation V.I. Class I Variable Accounts were liquidated. On August 31, 2018, the BlackRock iShares Alternative Strategies V.I. Class I Variable Account was liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2018, no other information for these Variable Accounts are included in this annual report.

On June 28, 2018, the net assets of the Pacific Select Fund’s Long/Short Large-Cap Portfolio Class I, the underlying Portfolio for the Long/Short Large-Cap Variable Account, were transferred to the Pacific Select Fund Main Street Core Portfolio Class I, the underlying Portfolio for the Main Street Core Variable Account through a reorganization (the “2018 Reorganization”). In connection with the 2018 Reorganization, any units that remained in the Long/Short Large-Cap Variable Account after the close of business on June 28, 2018 were transferred to the Main Street Core Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on June 28, 2018. The Long/Short Large-Cap Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

SA-51

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2019.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2019, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated  by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2019, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-52

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2019 and 2018 were as follows:

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	342,643	(93,056)	249,587	71,094	(49,563)	21,531
Diversified Bond Class I	859,102	(823,997)	35,105	1,810,588	(1,136,430)	674,158
Floating Rate Income Class I	2,148,127	(409,018)	1,739,109	638,814	(78,715)	560,099
High Yield Bond Class I	404,611	(377,444)	27,167	350,265	(623,455)	(273,190)
High Yield Bond Class P	8	—	8
Inflation Managed Class I	112,881	(182,678)	(69,797)	138,784	(273,153)	(134,369)
Inflation Strategy Class I	31,747	(35,585)	(3,838)	23,268	(43,702)	(20,434)
Managed Bond Class I	372,441	(526,855)	(154,414)	491,166	(720,539)	(229,373)
Managed Bond Class P	23	—	23
Short Duration Bond Class I	1,158,894	(895,066)	263,828	1,725,626	(1,123,299)	602,327
Emerging Markets Debt Class I	129,618	(100,453)	29,165	705,498	(484,163)	221,335
Comstock Class I	258,978	(349,716)	(90,738)	356,562	(431,822)	(75,260)
Developing Growth Class I	30	(70,882)	(70,852)	3,843	(90,268)	(86,425)
Dividend Growth Class I	351,425	(437,838)	(86,413)	216,561	(367,756)	(151,195)
Equity Index Class I	507,615	(767,499)	(259,884)	709,547	(1,033,367)	(323,820)
Equity Index Class P	171	—	171
Focused Growth Class I	142,281	(186,629)	(44,348)	165,456	(215,928)	(50,472)
Growth Class I	142,719	(249,406)	(106,687)	125,281	(256,605)	(131,324)
Large-Cap Growth Class I	489,377	(673,427)	(184,050)	571,461	(711,930)	(140,469)
Large-Cap Value Class I	353,863	(481,965)	(128,102)	380,335	(546,881)	(166,546)
Large-Cap Value Class P	25	—	25
Main Street Core Class I	82,866	(255,119)	(172,253)	209,926	(250,448)	(40,522)
Mid-Cap Equity Class I	504,250	(541,936)	(37,686)	368,789	(298,970)	69,819
Mid-Cap Growth Class I	547,431	(611,841)	(64,410)	367,644	(422,432)	(54,788)
Mid-Cap Value Class I	83,175	(81,817)	1,358	68,339	(85,128)	(16,789)
Mid-Cap Value Class P	23	—	23
Small-Cap Equity Class I	132,836	(128,190)	4,646	142,648	(516,069)	(373,421)
Small-Cap Index Class I	738,590	(883,162)	(144,572)	1,198,337	(1,659,289)	(460,952)
Small-Cap Index Class P	22	—	22
Small-Cap Value Class I	166,198	(216,155)	(49,957)	178,504	(265,779)	(87,275)
Small-Cap Value Class P	110	—	110
Value Advantage Class I	149,504	(35,185)	114,319	52,727	(30,464)	22,263
Emerging Markets Class I	415,185	(492,598)	(77,413)	608,594	(612,017)	(3,423)
Emerging Markets Class P	289	—	289
International Large-Cap Class I	1,229,957	(1,242,133)	(12,176)	1,661,990	(1,286,273)	375,717
International Large-Cap Class P	729	—	729
International Small-Cap Class I	483,143	(409,279)	73,864	1,087,951	(460,666)	627,285
International Small-Cap Class P	229	—	229
International Value Class I	531,712	(596,369)	(64,657)	514,023	(579,166)	(65,143)
Health Sciences Class I	130,504	(234,260)	(103,756)	295,439	(332,442)	(37,003)
Real Estate Class I	188,843	(235,648)	(46,805)	230,791	(346,279)	(115,488)
Technology Class I	309,366	(414,242)	(104,876)	771,279	(713,815)	57,464
Technology Class P	230	—	230
Currency Strategies Class I	9,775	(26,686)	(16,911)	46,500	(15,777)	30,723
Pacific Dynamix - Conservative Growth Class I	171,994	(93,280)	78,714	122,610	(127,621)	(5,011)
Pacific Dynamix - Moderate Growth Class I	637,618	(319,585)	318,033	683,970	(330,335)	353,635
Pacific Dynamix - Moderate Growth Class P	4,556	—	4,556
Pacific Dynamix - Growth Class I	768,996	(504,019)	264,977	800,554	(397,706)	402,848
Portfolio Optimization Conservative Class I	539,788	(370,792)	168,996	154,910	(313,260)	(158,350)
Portfolio Optimization Moderate-Conservative Class I	297,689	(391,894)	(94,205)	260,645	(493,224)	(232,579)
Portfolio Optimization Moderate Class I	980,966	(2,111,997)	(1,131,031)	1,200,583	(2,009,023)	(808,440)
Portfolio Optimization Growth Class I	1,362,984	(2,459,998)	(1,097,014)	1,551,894	(2,137,613)	(585,719)
Portfolio Optimization Aggressive-Growth Class I	782,732	(906,318)	(123,586)	765,540	(967,159)	(201,619)
PSF DFA Balanced Allocation Class D	435,686	(65,013)	370,673	208,407	(45,513)	162,894

SA-53

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Oppenheimer V.I. Global Series II	282,073	(240,641)	41,432	406,958	(322,679)	84,279
Invesco Oppenheimer V.I. Main Street Small Cap Series I	64,621	(38,576)	26,045	53,883	(918)	52,965
Invesco V.I. International Growth Series I	190	—	190
Invesco V.I. International Growth Series II	317,726	(460,769)	(143,043)	499,056	(535,161)	(36,105)
American Century VP Mid Cap Value Class I	148	—	148
American Century VP Mid Cap Value Class II	371,485	(439,145)	(67,660)	879,225	(555,928)	323,297
American Funds IS Asset Allocation Class 2	1,674	—	1,674
American Funds IS Asset Allocation Class 4	684,652	(294,678)	389,974	476,669	(346,892)	129,777
American Funds IS Growth Class 2	1,103	—	1,103
American Funds IS Growth Class 4	284,686	(338,270)	(53,584)	342,163	(421,616)	(79,453)
American Funds IS Growth-Income Class 2	284	—	284
American Funds IS Growth-Income Class 4	397,245	(395,863)	1,382	388,218	(459,011)	(70,793)
BlackRock Basic Value V.I. Class III	58,545	(92,520)	(33,975)	61,157	(134,009)	(72,852)
BlackRock Global Allocation V.I. Class III	365,283	(559,122)	(193,839)	553,083	(500,693)	52,390
BlackRock 60/40 Target Allocation ETF V.I. Class I	203,611	(32,453)	171,158	47,679	(29,746)	17,933
DFA VA International Value	11	—	11
BNY Mellon VIF Appreciation Service Shares	32,385	(12,374)	20,011	15,917	(7,713)	8,204
Fidelity VIP Contrafund Initial Class	574	—	574
Fidelity VIP Contrafund Service Class 2	164,002	(332,389)	(168,387)	224,291	(336,084)	(111,793)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	14,725	(11,766)	2,959	11,014	(15,374)	(4,360)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	16,025	(20,224)	(4,199)	12,515	(86,820)	(74,305)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	115,018	(126,108)	(11,090)	76,249	(132,356)	(56,107)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	219,367	(95,220)	124,147	118,531	(138,675)	(20,144)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	196,538	(124,871)	71,667	188,384	(243,133)	(54,749)
Fidelity VIP Freedom 2035 Portfolio Service Class 2	163,434	(64,060)	99,374	143,819	(88,008)	55,811
Fidelity VIP Freedom 2045 Portfolio Service Class 2	146,101	(63,838)	82,263	121,048	(64,540)	56,508
Fidelity VIP Freedom Income Portfolio Service Class 2	6,598	(11,751)	(5,153)	14,152	(15,284)	(1,132)
Fidelity VIP Government Money Market Service Class	19,635,429	(22,352,990)	(2,717,561)	22,879,778	(18,872,664)	4,007,114
Fidelity VIP Growth Service Class 2	49,989	(79,871)	(29,882)	66,483	(136,122)	(69,639)
Fidelity VIP International Index Service Class 2	253	—	253
Fidelity VIP Mid Cap Service Class 2	162,255	(211,501)	(49,246)	132,609	(395,377)	(262,768)
Fidelity VIP Value Strategies Service Class 2	53,843	(45,322)	8,521	29,077	(96,065)	(66,988)
Templeton Foreign VIP Class 2	304,744	(411,445)	(106,701)	305,173	(490,377)	(185,204)
Templeton Global Bond VIP Class 1	284	—	284
Templeton Global Bond VIP Class 2	405,512	(457,775)	(52,263)	1,167,695	(503,571)	664,124
Janus Henderson Enterprise Institutional Shares	195	—	195
Janus Henderson Enterprise Service Shares	339,284	(260,098)	79,186	330,779	(181,769)	149,010
Janus Henderson Overseas Service Shares	189,126	(254,418)	(65,292)	288,036	(1,509,683)	(1,221,647)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	20,030	(36,743)	(16,713)	40,974	(26,081)	14,893
Lazard Retirement International Equity Service Shares	67,975	(6,554)	61,421	38,868	(245)	38,623
ClearBridge Variable Aggressive Growth - Class II	253,253	(241,287)	11,966	153,015	(300,829)	(147,814)
ClearBridge Variable Mid Cap - Class II	407,700	(77,957)	329,743	72,076	(233,300)	(161,224)
Western Asset Variable Global High Yield Bond - Class II	8,737	(6,679)	2,058	4,004	(40,533)	(36,529)
Lord Abbett Bond Debenture Class VC	603,039	(313,288)	289,751	595,547	(304,307)	291,240
Lord Abbett Developing Growth Class VC	363,186	(295,522)	67,664	557,664	(348,134)	209,530
Lord Abbett Fundamental Equity Class VC	73,323	(82,175)	(8,852)	30,836	(46,632)	(15,796)
Lord Abbett Total Return Class VC	1,205,556	(730,057)	475,499	1,128,152	(1,079,675)	48,477
M Capital Appreciation	88,847	(129,585)	(40,738)	152,340	(212,584)	(60,244)
M International Equity	361,079	(212,886)	148,193	249,669	(545,348)	(295,679)
M Large Cap Growth	225,844	(250,596)	(24,752)	238,726	(248,559)	(9,833)
M Large Cap Value	228,586	(289,303)	(60,717)	263,907	(308,512)	(44,605)
MFS New Discovery Series - Initial Class	385	—	385
MFS New Discovery Series - Service Class	442,594	(146,432)	296,162	327,534	(841,943)	(514,409)
MFS Utilities Series - Service Class	201,957	(203,424)	(1,467)	145,124	(174,977)	(29,853)
MFS Value Series - Initial Class	384	—	384
MFS Value Series - Service Class	471,194	(294,327)	176,867	417,583	(415,384)	2,199
Neuberger Berman Sustainable Equity Class I	13,489	(20,977)	(7,488)	16,514	(6,343)	10,171

SA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	50,296	(63,669)	(13,373)	75,237	(129,967)	(54,730)
PIMCO Income - Administrative Class	277,435	(25,827)	251,608	33,589	(3,887)	29,702
Royce Micro-Cap Service Class	23,409	(39,015)	(15,606)	49,633	(33,857)	15,776
State Street Total Return V.I.S. Class 3	54,337	(9,151)	45,186	13,853	(41,026)	(27,173)
T. Rowe Price Blue Chip Growth - I	679	—	679
T. Rowe Price Blue Chip Growth - II	498,784	(442,991)	55,793	724,900	(551,997)	172,903
T. Rowe Price Equity Income - I	519	—	519
T. Rowe Price Equity Income - II	498,012	(291,670)	206,342	345,248	(339,172)	6,076
VanEck VIP Global Hard Assets Initial Class	405,549	(386,127)	19,422	396,788	(591,111)	(194,323)
Vanguard VIF Mid-Cap Index	24	—	24

SA-55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising the Core Income Class I, Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, High Yield Bond Class P,  Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Managed Bond Class P, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Equity Index Class P, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Large-Cap Value Class P, Main Street® Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Mid-Cap Value Class P, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Index Class P, Small-Cap Value Class I, Small-Cap Value Class P, Value Advantage Class I, Emerging Markets Class I, Emerging Markets Class P, International Large-Cap Class I, International Large-Cap Class P, International Small-Cap Class I, International Small-Cap Class P, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Technology Class P, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix - Moderate Growth Class P, Pacific Dynamix - Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service shares), Invesco Oppenheimer V.I. Main Street Small Cap Series I (Oppenheimer Main Street Small Cap/VA Non-Service Shares), Invesco V.I. International Growth Series I, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class I, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 2, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 2, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 2, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I), DFA VA International Value, BNY Mellon VIF Appreciation Service Shares (formerly Dreyfus VIF Appreciation Service Shares), Fidelity® VIP Contrafund® Initial Class, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2010 PortfolioSM Service Class 2, Fidelity VIP Freedom 2015 PortfolioSM Service Class 2, Fidelity VIP Freedom 2020 PortfolioSM Service Class 2, Fidelity VIP Freedom 2025 PortfolioSM Service Class 2, Fidelity VIP Freedom 2030 PortfolioSM Service Class 2, Fidelity VIP Freedom 2035 PortfolioSM Service Class 2, Fidelity VIP Freedom 2045 PortfolioSM Service Class 2, Fidelity VIP Freedom Income PortfolioSM Service Class 2 , Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP International Index Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 1, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Institutional Shares, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement International Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V), MFS® New Discovery Series - Initial Class, MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Initial Class, MFS Value Series - Service Class, Neuberger Berman Sustainable Equity Class I, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, PIMCO Income - Administrative Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth — I, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income — I, T. Rowe Price Equity Income — II, VanEck VIP Global Hard Assets Initial Class and Vanguard® VIF Mid-Cap Index Variable Accounts (collectively, the “Variable Accounts”) including the schedules of investments as of December 31, 2019; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Main Street Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Value Class I, Value Advantage Class I, Emerging Markets Class I, International Large-Cap Class I, International Small-Cap Class I, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix — Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service shares), Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BNY Mellon VIF Appreciation Service Shares (formerly Dreyfus VIF Appreciation Service Shares), Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2010 Portfolio Service Class 2, Fidelity VIP Freedom 2015 Portfolio Service Class 2, Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio Service Class 2, Fidelity VIP Freedom 2030 Portfolio Service Class 2, Fidelity VIP Freedom 2035 Portfolio Service Class 2, Fidelity VIP Freedom 2045 Portfolio Service Class 2, Fidelity VIP Freedom Income Portfolio Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity

SA-56

Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V),  MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, Neuberger Berman Sustainable Equity Class I, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income — II and VanEck VIP Global Hard Assets Initial Class Variable Accounts and; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for Core Income Class I, High Yield Bond Class P, Managed Bond Class P, Equity Index Class P, Large-Cap Value Class P, Mid-Cap Value Class P, Small-Cap Index Class P, Small-Cap Value Class P, Emerging Markets Class P, International Large-Cap Class P, International Small-Cap Class P, Technology Class P, Pacific Dynamix - Moderate Growth Class P, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Main Street Small Cap Series I (formerly Oppenheimer Main Street Small Cap/VA Non-Service Shares), Invesco V.I. International Growth Series I, American Century VP Mid Cap Value Class I, American Funds IS Asset Allocation Class 2, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 2, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 2, American Funds IS Growth-Income Class 4, BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I), DFA VA International Value, Fidelity VIP Contrafund Initial Class, Fidelity VIP International Index Service Class 2, Templeton Global Bond VIP Class 1, Janus Henderson Enterprise Institutional Shares, Lazard Retirement International Equity Service Class, Western Asset Variable Global High Yield Bond - Class II, MFS New Discovery Series - Initial Class, MFS Value Series - Initial Class, MFS Value Series - Service Class,  PIMCO Income - Administrative Class,  T. Rowe Price Blue Chip Growth — I, T. Rowe Price Equity Income — I and Vanguard VIF Mid-Cap Index Variable Accounts; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from May 5, 2015 (commencement of operations) through December 31, 2015
High Yield Bond Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Managed Bond Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Equity Index Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Large-Cap Value Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Mid-Cap Value Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Index Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class P	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Emerging Markets Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Large-Cap Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Technology Class P	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Moderate Growth Class P	For the period from December 23, 2019 (commencement of operations) through December 31, 2019
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, the period from June 22, 2016 (commencement of operations) through December 31, 2016

SA-57

Invesco Oppenheimer V.I. Main Street Small Cap Series I (formerly Oppenheimer Main Street Small Cap/VA Non-Service Shares)	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 25, 2018 (commencement of operations) through December 31, 2018
Invesco V.I. International Growth Series I	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class I	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 2	For the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
American Funds IS Growth Class 2	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
American Funds IS Growth-Income Class 2	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I)	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from June 24, 2015 (commencement of operations) through December 31, 2015
DFA VA International Value	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP Contrafund Initial Class	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP International Index Service Class 2	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 1	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Enterprise Institutional Shares	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 6, 2018 (commencement of operations) through December 31, 2018
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017, 2016 and the period from May 20, 2015 (commencement of operations) through December 31, 2015
MFS New Discovery Series - Initial Class	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS Value Series - Initial Class	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS Value Series - Service Class	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017, 2016 and the period from July 13, 2015 (commencement of operations) through December 31, 2015

SA-58

PIMCO Income - Administrative Class	For the year ended December 31, 2019	For the year ended December 31, 2019 the period from June 5, 2018 (commencement of operations) through December 31, 2018
T. Rowe Price Blue Chip Growth — I	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income — I	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Vanguard VIF Mid-Cap Index	For the period from December 20, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2020

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

SA-59

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2019 and 2018 and

for the years ended December 31, 2019, 2018 and 2017

and Independent Auditors’ Report

PL-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2019 and the related notes to consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence that we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2019 and 2018, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Notes 1 and 6 to the consolidated financial statements, the accompanying consolidated financial statements have been reclassified to give effect to the discontinued operations of the aircraft leasing business.

March 5, 2020

PL-2

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,
(In Millions, except share data)	2019	2018
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value	$61,806	$51,180
Fair value option securities (includes VIE assets of $977 and $954)	1,584	1,488
Mortgage loans (includes VIE assets of $1,800 and $1,800)	16,388	14,886
Policy loans	7,950	7,975
Other investments (includes VIE assets of $776 and $572)	5,707	4,038
TOTAL INVESTMENTS	93,435	79,567
Cash, cash equivalents, and restricted cash (includes VIE assets of $57 and $60)	6,111	2,274
Deferred policy acquisition costs	4,804	5,023
Other assets (includes VIE assets of $7 and $8)	2,574	2,803
Separate account assets	60,192	53,709
Assets related to discontinued operations (Note 6)		11,339

TOTAL ASSETS	$167,116	$154,715

LIABILITIES AND EQUITY
Liabilities:
Policyholder account balances	$60,634	$53,878
Future policy benefits	21,684	18,095
Debt (includes VIE debt of $1,634 and $1,594)	4,542	4,475
Fair value option debt (represents VIE debt)	910	880
Other liabilities (includes VIE liabilities of $34 and $110)	4,755	3,240
Separate account liabilities	60,192	53,709
Liabilities related to discontinued operations (Note 6)		8,095
TOTAL LIABILITIES	152,717	142,372

Commitments and contingencies (Note 17)

Stockholder’s Equity:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Additional paid-in capital	1,019	1,023
Retained earnings	10,571	10,434
Accumulated other comprehensive income	2,603	73
Total Stockholder’s Equity	14,223	11,560
Noncontrolling interests	176	783
TOTAL EQUITY	14,399	12,343
TOTAL LIABILITIES AND EQUITY	$167,116	$154,715

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

PL-3

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,
(In Millions)	2019	2018	2017
REVENUES
Policy fees and insurance premiums	$5,878	$4,750	$4,347
Net investment income	3,514	3,243	2,835
Net investment gain (loss)	(391)	60	53
Other than temporary impairments	(19)	(15)	(11)
Investment advisory fees	265	295	300
Other income	298	264	262
TOTAL REVENUES	9,545	8,597	7,786

BENEFITS AND EXPENSES
Policy benefits paid or provided	4,915	3,644	3,463
Interest credited to policyholder account balances	1,633	1,490	1,383
Commission expenses	877	1,264	769
Operating and other expenses	1,503	1,427	1,341
TOTAL BENEFITS AND EXPENSES	8,928	7,825	6,956

INCOME FROM CONTINUING OPERATIONS BEFORE PROVISION (BENEFIT) FOR INCOME TAXES FROM CONTINUING OPERATIONS	617	772	830
Provision (benefit) for income taxes from continuing operations	65	74	(436)

INCOME FROM CONTINUING OPERATIONS	552	698	1,266
Discontinued operations, net of taxes (Note 6)	359	229	94

Net income	911	927	1,360
Less: net income from continuing operations attributable to noncontrolling interests	(24)	(3)	(5)
Less: income from discontinued operations attributable to noncontrolling interest	(100)	(53)	(1)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$787	$871	$1,354

See Notes to Consolidated Financial Statements

PL-4

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,
(In Millions)	2019	2018	2017
NET INCOME	$911	$927	$1,360

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	2,523	(1,529)	411
Other, net	7	(8)	8

Other comprehensive income (loss)	2,530	(1,537)	419

Comprehensive income (loss)	3,441	(610)	1,779
Less: comprehensive income attributable to noncontrolling interests	(124)	(56)	(6)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$3,317	$(666)	$1,773

See Notes to Consolidated Financial Statements

PL-5

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

		Additional		Accumulated Other	Total
	Common	Paid-in	Retained	Comprehensive	Stockholder’s	Noncontrolling	Total
(In Millions)	Stock	Capital	Earnings	Income	Equity	Interests	Equity
BALANCES, JANUARY 1, 2017	$30	$1,019	$8,625	$909	$10,583	$125	$10,708
Comprehensive income:
Net income			1,354		1,354	6	1,360
OCI				419	419		419
Total comprehensive income					1,773	6	1,779
Dividend to parent			(160)		(160)		(160)
Reclassification of deferred tax effects (Note 1)			(285)	285	—		—
Partial sale of discontinued operation		4			4	587	591
Change in equity of noncontrolling interests						(23)	(23)
BALANCES, DECEMBER 31, 2017	30	1,023	9,534	1,613	12,200	695	12,895
Cumulative effect of adoption of accounting change (Note 1)			29	(3)	26		26
BALANCES, JANUARY 1, 2018	30	1,023	9,563	1,610	12,226	695	12,921
Comprehensive income (loss):
Net income			871		871	56	927
OCI				(1,537)	(1,537)		(1,537)
Total comprehensive income (loss)					(666)	56	(610)
Change in equity of noncontrolling interests						32	32
BALANCES, DECEMBER 31, 2018	30	1,023	10,434	73	11,560	783	12,343
Comprehensive income:
Net income			787		787	124	911
OCI				2,530	2,530		2,530
Total comprehensive income					3,317	124	3,441
Dividend to parent			(650)		(650)		(650)
Equity capital contribution, net of tax, for additional interest in discontinued operation (Note 1)		5			5	194	199
Distributions of noncontrolling interest for sale of discontinued operation (Notes 1 and 6)		(9)			(9)	(940)	(949)
Change in equity of noncontrolling interests						15	15
BALANCES, DECEMBER 31, 2019	$30	$1,019	$10,571	$2,603	$14,223	$176	$14,399

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-6

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from continuing operations	$552	$698	$1,266
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Net accretion on fixed maturity securities	(42)	(45)	(46)
Depreciation and amortization	90	76	86
Deferred income taxes	(77)	207	(636)
Net investment (gain) loss	391	(60)	(53)
Other than temporary impairments	19	15	11
Net change in deferred policy acquisition costs	(372)	13	(246)
Interest credited to policyholder account balances	1,633	1,490	1,383
Net change in future policy benefits	2,649	1,806	1,369
Purchases of trading securities	(890)	(299)	(428)
Proceeds from disposals of trading securities	439	265	422
Other operating activities, net	131	(141)	208
Net cash provided by operating activities - discontinued operations	548	629	572
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,071	4,654	3,908

CASH FLOWS FROM INVESTING ACTIVITIES
Available for sale securities:
Purchases	(10,755)	(10,513)	(6,685)
Sales	1,668	1,632	994
Maturities and repayments	3,409	2,216	2,767
Purchases of fair value option securities	(857)	(882)	(673)
Proceeds from disposals of fair value option securities	851	440	150
Purchases of equity securities	(2)	(266)
Proceeds from sale of equity securities	101	641
Fundings of mortgage loans	(2,805)	(2,093)	(1,636)
Repayments of mortgage loans	1,348	740	295
Purchases of real estate	(878)	(343)	(682)
Net change in policy loans	25	(294)	(244)
Terminations of derivative instruments, net	447	445	400
Proceeds from nonhedging derivative settlements	278	311	105
Payments for nonhedging derivative settlements	(845)	(517)	(579)
Purchases of working capital finance investments	(1,000)	(943)	(905)
Repayments of working capital finance investments	951	983	990
Net change in cash collateral	579	(289)	86
Other investing activities, net	(138)	(256)	(405)
Net cash provided by (used in) investing activities - discontinued operations	1,272	(1,600)	(1,345)
NET CASH USED IN INVESTING ACTIVITIES	(6,351)	(10,588)	(7,367)
(Continued)

See Notes to Consolidated Financial Statements

PL-7

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2019	2018	2017
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	$9,867	$9,575	$6,843
Withdrawals	(6,089)	(5,910)	(4,735)
Net change in short-term debt	8	(14)	98
Issuance of long-term debt	359	148	1,144
Partial retirement of surplus notes			(906)
Payments of long-term debt	(290)	(2)	(23)
Issuance of fair value option debt		460	460
Net change in cash collateral for loaned securities	835	472	640
Dividend to parent	(650)		(160)
Other financing activities, net	(35)	30	(22)
Net cash provided by financing activities - discontinued operations	452	1,258	1,423
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,457	6,017	4,762

Net change in cash, cash equivalents, and restricted cash	3,177	83	1,303
Cash, cash equivalents, and restricted cash, beginning of year	2,274	2,478	1,234
Change in cash, cash equivalents, and restricted cash of disposed subsidiary	660	(287)	(59)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	$6,111	$2,274	$2,478

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (received), net	$18	$(54)	$248
Interest paid from continuing operations	255	234	194
Interest paid from discontinued operations	266	216	178
NON-CASH TRANSACTIONS
Assets received in connection with pension risk transfer transactions	221

See Notes to Consolidated Financial Statements

PL-8

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.                                      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.  Pacific Life and its subsidiaries (the Company) and affiliates have primary business operations consisting of life insurance, annuities, and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and the variable interest entities (VIEs) in which the Company is the primary beneficiary.  All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2).  These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop.  Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•                  The fair value of investments in the absence of quoted market values

•                  Other than temporary impairment (OTTI) losses of investments

•                  Application of the consolidation rules to certain investments

•                  The fair value of and accounting for derivatives, including embedded derivatives

•                  The capitalization and amortization of deferred policy acquisition costs (DAC)

•                  The liability for future policy benefits, including guarantees

•                  Income taxes

•                  Reinsurance transactions

•                  Litigation and other contingencies

In March 2019, TC Skyward Aviation U.S., Inc. (TCSA), a Delaware corporation and direct subsidiary of Tokyo Century Corporation, a Japanese corporation, contributed $200 million of additional equity capital directly to Aviation Capital Group LLC (ACG) in exchange for newly issued limited liability company interests, increasing TCSA’s total ownership in ACG to 24.5% of the outstanding limited liability company interests in ACG.  ACG was then a 75.5% owned indirect subsidiary of Pacific Life, engaged in the acquisition and leasing of commercial aircraft.

PL-9

In September 2019, the Company entered into a definitive agreement to sell its remaining ownership in ACG to TCSA and on December 5, 2019, the Company completed the sale.  Effective upon the closing of the transaction, the Company received cash proceeds of $3.0 billion, recorded a $25 million gain on sale of discontinued operations, net of taxes, and disposed of the Company’s aircraft leasing business.  As the sale of ACG represented a strategic shift that has a major effect on the Company’s operations and financial results, the Company’s aircraft leasing business has been classified as a discontinued operation within the consolidated financial statements for all periods presented.  See Note 6 for additional information on discontinued operations.

Certain reclassifications have been made to the 2018 and 2017 consolidated financial statements to conform to the 2019 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2019 through March 5, 2020, the date the consolidated financial statements were available to be issued.  See Note 15.

INVESTMENTS

Fixed maturity securities available for sale are reported at fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (loss) (OCI).

Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.  For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives.  Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired.  If a decline in the fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the fair value and net carrying amount of the security.  If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings, specifically OTTI.  If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings, specifically OTTI.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

For fixed maturity securities in unrealized loss positions, the Company evaluates whether it intends to sell, or will be required to sell the security before anticipated recovery of amortized cost. If a security meets either criteria, it is considered an other than temporary impairment. If a security does not meet either criteria, an analysis is performed on whether projected future cash flows are sufficient to recover the amortized cost.

PL-10

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows.  In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Realized gains and losses on investment transactions are determined on a specific identification basis at trade date and are included in net investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities and syndicated bank loans.  The Company elected the FVO in order to report the investments at fair value with changes in the fair value of these securities recognized in net investment gain (loss).  This accounting treatment for the U.S. Government securities will provide a partial offset on income volatility due to the impact of interest rate movements.  The Company has elected the FVO for debt issued from a collateralized loan obligation (CLO) that is classified as a VIE.  The debt and syndicated bank loans were designated as FVO to reduce the impact of market value changes from the CLO on the consolidated financial statements. See Notes 3 and 10.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs.  Interest is recognized and discounts and deferred origination fees are amortized in interest income using the effective interest method based on the contractual life of the mortgage loan.  Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement.  For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s fair value of the underlying collateral of the mortgage loan.

Policy loans are stated at unpaid principal balances.  Interest income is recorded as earned using the contractual interest rate.  Generally, accrued interest is capitalized on the policy’s anniversary date.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Other investments primarily consist of investments in private equity partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, equity securities, trading securities, securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds), and working capital finance investments (WCFI).  Investments in private equity partnerships, joint venture interests and hedge funds are recorded under either the equity method of accounting or at fair value using the net asset value (NAV) per share practical expedient.  The income and changes in fair value for these investments are recorded in net investment income.  Trading securities, equity securities and the securities of the 40 Act Funds are reported at fair value with changes in fair value recognized in net investment gain (loss).  WCFIs are held at accreted book value, which approximates fair value due to the short-term nature of the investment.

Real estate investments are carried at depreciated cost, net of write-downs.  For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition.  Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered not recoverable and an impairment loss is recognized as the amount by which the real estate carrying value exceeds its fair value.

PL-11

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at fair value.  Prior to the adoption of Accounting Standards Update (ASU) 2017-12, if the derivative was designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative was recorded in OCI and reclassified to earnings when the hedged item affected earnings, and the ineffective portion of changes in the fair value of the derivative was recognized in net investment gain (loss).  Effective January 1, 2019, the Company adopted ASU 2017-12 which no longer requires the Company to bifurcate the ineffective portion for cash flow hedges.  See Recently Adopted Accounting Pronouncements below for further discussion.  If the derivative is designated as a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported in net investment gain (loss).  The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item.  For derivative instruments not designated as a hedge, the entire change in fair value of the derivative is recorded in net investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis.  For derivatives that are hedging investments, these amounts are included in net investment income.  For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses.  For derivatives not designated as a hedge, the periodic cash flows are reflected in net investment gain (loss) on an accrual basis.  Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net investment gain (loss), or interest credited to policyholder account balances when the forecasted transactions affect earnings.  Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

Cash and cash equivalents include all short-term, highly liquid investments with a maturity of three months or less from purchase date.  Cash equivalents consist primarily of U.S. Treasury bills and money market securities.  Restricted cash primarily consists of liquidity reserves related to security deposits, commitment fees, cash collateral, cash held in trusts, and property tax impounds.  Restricted cash was $14 million and $7 million as of December 31, 2019 and 2018, respectively.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC.  DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract.  However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed.  The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.  The nature of sales inducements include bonus credits equal to a certain percentage of each deposit.

For universal life (UL), variable annuities, and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts.  Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization.  DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.  DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

PL-12

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance.  Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins.  The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.50% depending on the product.  A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period.  In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization.  All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997.  The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $238 million and $246 million as of December 31, 2019 and 2018, respectively.  Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $241 million and $253 million as of December 31, 2019 and 2018, respectively.  The net contribution to income from the Closed Block was $1 million, zero, and $3 million for the years ended December 31, 2019, 2018, and 2017, respectively.  As of December 31, 2019 and 2018, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired.  Goodwill is included in other assets and was $35 million as of December 31, 2019 and 2018.  There were no goodwill impairments recognized during the years ended December 31, 2019, 2018, and 2017.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements, are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Interest credited to these contracts ranged from 0.0% to 9.1%.

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FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and certain immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age, and expenses.  Interest rates used in establishing such liabilities ranged from 0.8% to 11.0%.  Assumptions such as mortality and interest rates are “locked in” upon the issuance of new business.  Although certain assumptions are “locked-in”, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves.  Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.  Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available for sale are included in accumulated other comprehensive income (AOCI).

The liability for future policy benefits includes a liability for unpaid claims, established based on the Company’s estimated cost of settling all claims.  Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.  The estimates used to determine the liability for unpaid claims are derived principally from the Company’s historical experience.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten-year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions.  If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 9).  All other GLB guarantees are accounted for as embedded derivatives (Note 7).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC.  Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities.  Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue.  Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations.  Interest rate assumptions ranged from 1.5% to 9.3%.  Future dividends for participating business are provided for in the liability for future policy benefits.  Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses.  The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized DAC.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits.  Such changes in estimates are included in earnings for the period in which such changes occur.

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REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth.  As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company.  The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance and non-traditional longevity reinsurance.  Reinsurance agreements related to non-traditional longevity reinsurance are assumed from Pacific Life Re Limited (PLRL), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp.  PLRL is incorporated in the United Kingdom (UK) and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in select markets in Asia.  Non-traditional longevity reinsurance provides protection to retirement plans and insurers of such plans against changes in mortality improvement.  With a non-traditional longevity reinsurance transaction, the Company agrees with another party to exchange a predefined benefit and the realized benefit for a premium.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met.  To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue, benefit and expense accounts.  Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage.  Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities.  Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.  Reinsurance terminations and recapture gains are recorded in other income.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due.  Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration, and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue.  Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR.  The timing of policy fee revenue recognition is determined based on the nature of the fees.  Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration, and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust, the investment vehicle for the Company’s mutual fund products and other funds.  These fees are based upon the NAV of the underlying portfolios and are recorded as earned.  Related subadvisory expense is included in operating and other expenses.

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INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized.

The Company records uncertain tax positions in accordance with the Accounting Standards Codification’s (Codification) Income Taxes Topic on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations.  Accrued interest and penalties are included in other liabilities in the consolidated statements of financial condition.  Immaterial amounts of interest and penalties were recognized in the years ended December 31, 2019, 2018, and 2017.

The Company accounts for investment tax credits using the deferral method of accounting.

The Company is accounting for the taxes due on future U.S. inclusions in taxable income related to global intangible low-taxed income as a current period expense when incurred (i.e., using the period cost method).

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement.  Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary.  Some of the Company’s non-U.S. subsidiaries are subject to tax in other jurisdictions.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system.  See Note 14.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis.  A loss is recorded if the contingent matter is probable of occurring and reasonably estimable.  The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts.  Separate account assets are recorded at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded equal to the amount of separate account assets.  Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows.  Amounts charged to the separate account for mortality, surrender, and expense charges are included in revenues as policy fees.

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FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments has been determined using available market information and appropriate valuation methodologies.  However, considerable judgment is often required to interpret market data used to develop the estimates of fair value.  Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the fair value of the financial instruments.  See Note 11.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-02.  This ASU permits retrospective reclassification of certain tax effects from AOCI to retained earnings for stranded tax effects resulting from the Act.  This ASU is effective for fiscal years beginning after December 15, 2018, however early adoption is permitted for financial statements that have not yet been issued.  The Company early adopted this ASU and reclassified $285 million of deferred tax effects from AOCI to retained earnings as of December 31, 2017.  See the consolidated statements of equity and Note 12.

In 2017, the FASB issued ASU 2017-12, which together with all subsequent amendments, identified targeted improvements to accounting for hedging activities.  The objective of this guidance is to improve the financial reporting of hedging relationships to better portray the economic results of a company’s risk management activities in its financial statements and make certain targeted improvements to simplify the application of the hedge accounting guidance.  The amended presentations and disclosure guidance is required only prospectively.  The Company adopted this standard on January 1, 2019 and it did not have a material impact on the Company’s consolidated financial statements.  See Note 7 for expanded disclosures.

In 2016, the FASB issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  The new guidance most significantly impacts equity interests in limited partnership interests and joint ventures currently accounted for under the cost method which are now measured at fair value utilizing the NAV practical expedient in the Codification’s Financial Services - Investment Companies Topic.  Additionally, due to the elimination of historical classification guidance for equity securities (i.e., trading, available for sale), equity securities historically classified as trading and equity securities historically classified as available for sale all are now presented together as equity securities included in other investments and measured at fair value through net income.  The Company adopted this ASU on January 1, 2018 applying the modified retrospective approach.  The impact of this adoption on January 1, 2018 was an increase of $29 million to beginning retained earnings and a reduction of $3 million to AOCI.  See the consolidated statements of equity and Notes 5 and 11.

In 2014, the FASB issued ASU 2014-09, which together with all subsequent amendments, supersedes nearly all existing revenue recognition guidance under U.S. GAAP; however, it did not impact the accounting for insurance contracts, leases, financial instruments, and guarantees.  For those contracts that are impacted by the new guidance, the guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services.  The Company adopted this standard on January 1, 2019 applying the modified retrospective approach.  Adoption did not have a material impact on the Company’s consolidated financial statements.

PL-17

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In 2018, the FASB issued targeted improvements to the accounting for long-duration insurance contracts, ASU 2018-12.  The objective of this guidance is to make improvements to the existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity.  The new guidance improves the timeliness of recognizing changes in the liability for future policy benefits for traditional long-duration contracts by requiring that underlying cash flow assumptions be reviewed and updated at least annually.  The rate used to discount future cash flows must be based on an upper-medium grade fixed income investment yield.  The change in the reserve estimate as a result of updating cash flow assumptions will be recognized in net income.  The change in the reserve estimate as a result of updating the discount rate assumption will be recognized in OCI.  The new guidance also creates a new category of market risk benefits (i.e., features that protect the contract holder from more than nominal capital market risk) for certain guarantees associated with contracts which are required to be measured at fair value with changes recognized in net income.  In addition, the new guidance simplifies the amortization of deferred policy acquisition costs and other similar capitalized balances (i.e., URR) by requiring such costs to be amortized on a constant-level basis that approximates the straight-line method.  Lastly, the new guidance increases and enhances the disclosures related to long-duration insurance contracts.  The new guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-13 that provides guidance on the measurement of credit losses for certain financial assets.  This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses.  The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts.  The guidance also requires enhanced disclosures.  This ASU is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-02 that provides guidance on leasing transactions.  The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current guidance, leases would be classified as finance or operating leases.  However, unlike current guidance, the new guidance will require both types of leases to be recognized on the consolidated statements of financial condition by the lessee.  Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes.  This ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, and permits a modified retrospective transition approach which includes a number of optional practical expedients.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2.                                      STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

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The NE DOI previously had a prescribed accounting practice for certain synthetic guaranteed interest contract (GIC) reserves that differed from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP).  Effective January 1, 2019, the prescribed practice was no longer applicable as the NE DOI adopted the NAIC SAP basis for the reserve calculation.  The NE DOI reserve method was based on an annual accumulation of 30% of the contract fees on synthetic GICs and was subject to a maximum of 150% of the annualized contract fees.  This reserve amounted to $60 million as of December 31, 2018, and was recorded by Pacific Life.  As the permitted practice is no longer applicable, this reserve was released effective January 1, 2019 with an offsetting adjustment in surplus.  The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors.  As of December 31, 2019 and 2018, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $1,716 million, $869 million, and $1,201 million for the years ended December 31, 2019, 2018, and 2017, respectively.  Statutory capital and surplus of Pacific Life was $10,510 million and $9,691 million as of December 31, 2019 and 2018, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets, and third party excess of loss reinsurance agreement or note facilities.  As of December 31, 2019, Pacific Life’s total statutory reserve credit was $2,590 million, of which $1,644 million was supported by third party excess of loss reinsurance agreement and note facilities.  As of December 31, 2018, Pacific Life’s total statutory reserve credit was $2,448 million, of which $1,575 million was supported by third party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits.  Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department).  PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska.  Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC.  Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont were supported by a letter of credit facility (LOC Facility) with a highly rated bank providing for the issuance of an irrevocable letter of credit (LOC) with an adjustable amount up to a maximum commitment amount of $843 million and a 20 year term expiring October 2031.  The LOC Facility was non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The LOC was approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2018, the LOC amounted to $794 million and was held in a trust with Pacific Life as beneficiary.  PAR Vermont admitted $794 million as assets in its statutory financial statements as of December 31, 2018.  Effective December 1, 2019, PAR Vermont terminated the LOC Facility.

Effective December 1, 2019, PAR Vermont entered into a 25 year excess of loss reinsurance agreement (XOL Agreement) with an unrelated third party for a maximum amount of $1.5 billion with an expiration date of December 1, 2044 which replaced the terminated LOC Facility.  The XOL Agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The XOL Agreement has been approved as an admissible asset in the amount of the XOL asset value as calculated in accordance with the XOL Agreement by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2019, the XOL asset value was $814 million.  PAR Vermont admitted $814 million as assets in its statutory financial statements as of December 31, 2019.

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Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC.  Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a note receivable in return with a maturity date of December 2041.  The note receivable is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension.  The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2019 and 2018, the note receivable amounted to $479 million and $361 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PBRC admitted $479 million and $361 million as an asset in its statutory financial statements as of December 31, 2019 and 2018, respectively.

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp.  The underlying reinsurance is comprised of coinsurance and YRT treaties.  Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement).  The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles.  The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $365 million letter of credit issued to PLRB by a highly rated bank for the benefit of Pacific Life, which expires August 2021.  In connection with the letter of credit, Pacific LifeCorp has provided a guarantee to the bank for certain obligations under the letter of credit agreement.  In addition, Pacific LifeCorp entered into a capital maintenance agreement with PLRB.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance (AZ DOI) and wholly owned by Pacific LifeCorp.  PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life.  Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis.  In December 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and cedes 5% of new business issued thereafter.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2019 and 2018, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp.  Based on these restrictions and 2019 statutory results, Pacific Life could pay $869 million in dividends in 2020 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement.  During the years ended December 31, 2019, 2018, and 2017, Pacific Life paid dividends to Pacific LifeCorp of $650 million, zero, and $160 million.

PL-20

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws.  These laws require (i) notification to the AZ DOI for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Based on these restrictions and 2019 statutory results, PL&A could pay $41 million in dividends to Pacific Life in 2020 without prior regulatory approval, subject to the notification requirement.  During the years ended December 31, 2019, 2018, and 2017, PL&A paid dividends to Pacific Life of $41 million, $40 million, and $40 million, respectively.

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3.                          VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary.  A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

CONSOLIDATED VIEs

The following table presents, as of December 31, 2019 and 2018, the assets and liabilities, which the Company has consolidated because it is the primary beneficiary:

	Assets	Liabilities
	(In Millions)
December 31, 2019:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO and warehousing facilities	1,023	940
Sponsored investment funds	767	113
Other	22
Total	$3,617	$2,578

December 31, 2018:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO and warehousing facilities	1,010	920
Sponsored investment funds	544	58
Other	35	81
Total	$3,394	$2,584

COMMERCIAL MORTGAGE-BACKED SECURITY TRUSTS

The Company has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIEs).  The trusts are classified as VIEs as they have no equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs.  The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default.  The assets of the CMBS VIEs can only be used to settle their respective liabilities, and the Company is not responsible for any principal or interest shortfalls.  The Company’s exposure is limited to its investment of $279 million as of December 31, 2019 and 2018.  Non-recourse debt consolidated by the Company was $1,521 million as of December 31, 2019 and 2018 (included in CMBS VIE debt in Note 10).

CLO AND WAREHOUSING FACILITIES

The Company provides initial seed capital into sponsored CLO and warehousing facilities, which are classified as VIEs as they have insufficient equity investment at risk.  The Company has determined that it is the primary beneficiary of these VIEs due to its significant control as the collateral manager.  The Company has elected the FVO method of accounting for $977 million and $954 million of investments in the CLO and warehousing facilities as of December 31, 2019 and 2018, respectively.  The Company has also elected the FVO method of accounting for $910 million and $880 million of debt issued from the CLO as of December 31, 2019 and 2018, respectively (included in FVO debt - VIE in Note 10).

PL-22

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers.  Structured as limited partnerships, the Company has provided the initial investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history.  Based on the design and operation of these entities, the Company concluded that they are subject to consolidation under the VIE rules and that the Company is the primary beneficiary.   Short-term non-recourse debt consolidated by the Company was $113 million and $55 million as of December 31, 2019 and 2018, respectively (included in other VIE debt in Note 10).  The lines of credit associated with this debt have a $140 million borrowing capacity.  The Company’s unfunded commitment to the underlying investments of the limited partnerships was $867 million and $726 million as of December 31, 2019 and 2018, respectively.

NON-CONSOLIDATED VIEs

The following table presents the carrying amount and classification of the investments in VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant activities.  Also presented is the maximum exposure to loss which includes the carrying amount plus any unfunded commitments assuming the commitments are fully funded.

	Carrying Amount	Maximum Exposure to Loss
	(In Millions)
December 31, 2019:
Private equity	$681	$1,362
Real estate	22	62
Other	73	73
Total	$776	$1,497

December 31, 2018:
Private equity	$617	$1,259
Real estate	92	120
Other	57	57
Total	$766	$1,436

PRIVATE EQUITY

Private equity are limited partnership investment funds that are reported in other investments.

REAL ESTATE

Real estate are limited liability company and limited partnership investment funds that are reported in other investments.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor.  The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and other asset-backed securities which are reported in fixed maturity securities available for sale, at fair value.  The Company has determined that it is not the primary beneficiary of these structured securities due to the fact that it does not control these entities.  The Company’s maximum exposure to loss for these investments is limited to its carrying amount.  See Note 5 for the net carrying amount and fair value of the structured security investments.

PL-23

4.                          DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Balance, January 1	$5,023	$4,693	$4,509
Additions:
Capitalized during the year	864	871	613
Amortization:
Impact of assumption unlockings	(51)	(38)	40
All other	(441)	(846)	(407)
Total amortization	(492)	(884)	(367)
Allocated to OCI	(591)	343	(62)
Balance, December 31	$4,804	$5,023	$4,693

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Balance, January 1	$437	$513	$545
Deferred costs capitalized during the year	6	9	11
Amortization of deferred costs	(9)	(85)	(43)
Balance, December 31	$434	$437	$513

PL-24

5.                          INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and fair value of available for sale securities are shown below.  The net carrying amount represents amortized cost adjusted for OTTI losses recognized in earnings and fair value hedges (Note 7).  See Note 11 for information on the Company’s fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2019:
U.S. Government	$325	$7	$1	$331
Obligations of states and political subdivisions	1,432	233	1	1,664
Foreign governments	543	58	1	600
Corporate securities (1)	48,235	4,373	103	52,505
RMBS (2)	3,098	97	6	3,189
CMBS	1,689	66	4	1,751
Other asset-backed securities	1,702	70	6	1,766
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2018:
U.S. Government	$54	$6		$60
Obligations of states and political subdivisions	1,172	124	$3	1,293
Foreign governments	604	26	7	623
Corporate securities (1)	44,477	1,085	1,243	44,319
RMBS (2)	2,098	82	24	2,156
CMBS	1,300	14	21	1,293
Other asset-backed securities	1,407	44	15	1,436
Total fixed maturity securities	$51,112	$1,381	$1,313	$51,180

(1) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $1 million and $4 million as of December 31, 2019 and 2018, respectively.

(2) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $2 million and $7 million as of December 31, 2019 and 2018, respectively.

PL-25

The net carrying amount and fair value of fixed maturity securities available for sale as of December 31, 2019, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
Due in one year or less	$1,461	$23	$3	$1,481
Due after one year through five years	11,274	556	33	11,797
Due after five years through ten years	20,757	1,448	32	22,173
Due after ten years	17,043	2,644	38	19,649
	50,535	4,671	106	55,100
Mortgage-backed and asset-backed securities	6,489	233	16	6,706
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

The following tables present the fair value and gross unrealized losses on investments where the fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2019:
U.S. Government	$269	$1			$269	$1
Obligations of states and political subdivisions			$22	$1	22	1
Foreign governments	1	1			1	1
Corporate securities	1,166	15	1,243	88	2,409	103
RMBS	732	2	200	4	932	6
CMBS	165	3	42	1	207	4
Other asset-backed securities	254	2	39	4	293	6
Total fixed maturity securities	$2,587	$24	$1,546	$98	$4,133	$122

December 31, 2018:
Obligations of states and political subdivisions	$221	$3			$221	$3
Foreign governments	118	4	$28	$3	146	7
Corporate securities	19,538	777	5,237	466	24,775	1,243
RMBS	418	8	382	16	800	24
CMBS	451	7	264	14	715	21
Other asset-backed securities	319	5	268	10	587	15
Total fixed maturity securities	$21,065	$804	$6,179	$509	$27,244	$1,313

The number of securities in an unrealized loss position for less than 12 months as of December 31, 2019 and 2018 were 319 and 1,745, respectively.  The number of securities in an unrealized loss position for 12 months or greater as of December 31, 2019 and 2018 were 171 and 571, respectively.

PL-26

The gross unrealized losses on available for sale investments in the tables above decreased from $1,313 million as of December 31, 2018 to $122 million as of December 31, 2019.  The decrease is primarily due to declining interest rates, as well as credit spread tightening.

The Company has evaluated fixed maturity securities available for sale with gross unrealized losses and has determined that the unrealized losses are temporary.  The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The Company has a securities lending program whereby the Company lends fixed maturity securities (security loans) to financial institutions in short-term arrangements.  The Company receives cash collateral (cash collateral liability) equal to 102% of the fair value of the loaned securities and monitors the fair value of loaned securities with additional collateral obtained, as necessary.  The gross carrying amounts are disclosed in the table below.  The borrowers of the loaned securities are permitted to sell or repledge those securities.  All securities lending agreements are callable by the Company at any time.  The contractual maturities on all securities lending arrangements are open as the related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held.  The Company has made an accounting policy election not to offset the loaned securities and cash collateral liabilities in its consolidated statements of financial condition.

The Company invests cash collateral received from its securities lending arrangements into repurchase agreements (reinvestment portfolio).  To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment portfolio, the Company reinvests in highly liquid assets maturing within 95 days.  All repurchase agreements must be collateralized by U.S. Treasury Securities, U.S. Agency Securities, or U.S. Corporate bonds with fair values equal to 102% of the repurchase agreements.  Additionally, all repurchase agreements are indemnified by the Company’s securities lending agent against counterparty default.  When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts, monitoring fair values daily, and securing indemnification from financial institutions with strong financial credit ratings.

The following table presents the Company’s security loans outstanding, reinvestment portfolio and the corresponding collateral held:

	December 31,
	2019	2018
	(In Millions)
Security loans outstanding, fair value (1)	$2,058	$1,254
Reinvestment portfolio, fair value (2)	2,131	1,296
Cash collateral liability (3)	2,131	1,296

(1)   Included in fixed maturity securities available for sale, at fair value and comprised of corporate securities.

(2)   Included in cash, cash equivalents, and restricted cash.  The reinvestment portfolio remaining contractual maturities as of December 31, 2019 are $1,006 million and $1,125 million maturing in 30 days or less and 31 to 60 days, respectively.

(3)   Included in other liabilities.

PL-27

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Fixed maturity securities	$2,341	$2,080	$1,912
FVO securities	74	52	26
Mortgage loans	756	694	613
Real estate	225	187	148
Policy loans	218	216	212
Partnerships and joint ventures	126	211	110
Other	75	51	37
Gross investment income	3,815	3,491	3,058
Investment expense	301	248	223
Net investment income	$3,514	$3,243	$2,835

The components of net investment gain (loss) are as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Fixed maturity securities:
Gross gains on sales	$35	$33	$87
Gross losses on sales	(30)	(36)	(9)
Total fixed maturity securities	5	(3)	78
FVO and trading securities	89	(38)	44
Equity securities	27	(21)	17
Real estate	79
Equity total return swaps	(275)	54	(215)
Equity futures	(33)	(3)	(84)
Equity put options	(54)	9	(29)
Equity call options	732	(256)	343
Foreign currency and interest rate swaps	57	16	(12)
Synthetic GIC policy fees	49	44	45
Embedded derivatives:
Variable annuity GLB	27		322
Fixed indexed annuities	(565)	44	(128)
Life indexed accounts	(520)	228	(335)
Other	(16)	(8)	(3)
Other	7	(6)	10
Net investment gain (loss)	$(391)	$60	$53

PL-28

The tables below summarize OTTI by investment type:

	Recognized in Earnings	Recognized in OCI	Total
		(In Millions)
Year Ended December 31, 2019:
Corporate securities	$13		$13
RMBS	6		6
Total OTTI	$19	—	$19

Year Ended December 31, 2018:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Real estate	6		6
Total OTTI	$15	—	$15

Year Ended December 31, 2017:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Other investments	2		2
Total OTTI	$11	—	$11

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2019	2018
	(In Millions)
Cumulative credit loss, January 1	$164	$174
Additions for credit impairments recognized on:
Securities previously other than temporarily impaired	6
Total additions	6	—
Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(1)	(1)
Securities sold	(78)	(9)
Total subtractions	(79)	(10)
Cumulative credit loss, December 31	$91	$164

PL-29

Net unrealized gain (loss) recognized in the consolidated statements of operations during the periods presented on securities still held at each period end is as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
FVO securities	$77	$(29)	$33
Trading securities	13	(10)	7
Equity securities	9	(8)
Other investments measured at NAV	29	35	17

The change in net unrealized gain (loss) in available for sale securities is as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Available for sale securities:
Fixed maturity	$4,698	$(2,807)	$1,119
Equity (1)			(6)
Total available for sale securities	$4,698	$(2,807)	$1,113

(1) Effective January 1, 2018, with the adoption of ASU 2016-01 (Note 1), available for sale equity securities were reclassified to equity securities at fair value through net income.

Trading securities, included in other investments, totaled $702 million and $232 million as of December 31, 2019 and 2018, respectively.  The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2019 and 2018 was $10 million and ($8) million, respectively.

Mortgage loans are primarily collateralized by commercial properties mainly located throughout the U.S.  The geographic distribution of mortgage loans for the top five states or federal districts is as follows:

	December 31,
	2019	2018
	(In Millions)
California	$2,942	$2,219
Texas	2,501	2,481
New York	1,702	1,707
Washington	1,298	1,480
Illinois	1,127	1,064
Other	6,818	5,935
Total mortgage loans	$16,388	$14,886

Included in the December 31, 2019 and 2018 amounts for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIEs (Note 3).  Included in the December 31, 2019 amounts for Other in the table above are $288 million and $169 million located in Canada and the UK, respectively.  Included in the December 31, 2018 amounts for Other in the table above are $341 million and $164 million located in Canada and the UK, respectively.  The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2019 or 2018.  As of December 31, 2019, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

PL-30

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs of less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  Includes troubled debt restructures performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for troubled debt restructure, impairment and loss is increased.  Includes all loans performing as agreed during the first year of a troubled debt restructure unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored monthly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2019, 2018, and 2017, there were 3, 11, and 14 loans with a book value of $45 million, $93 million, and $305 million, respectively, that were considered impaired.  Since the fair value of the underlying collateral on these loans was greater than their carrying amount of the loans, no impairment loss was recorded.

PL-31

The following tables set forth mortgage loan credit levels as of December 31, 2019 and 2018 ($ In Millions):

	December 31, 2019
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$534	2.28							$534	2.28
Apartment	1,681	1.57	$124	0.97					1,805	1.53
Golf course	24	1.75	13	0.49	$39	0.83	$22	0.74	98	1.00
Industrial	148	1.55							148	1.55
Lodging	1,493	2.40	166	1.47					1,659	2.30
Mobile home park	183	3.15							183	3.15
Office	4,223	1.91	78	2.07			21	0.47	4,322	1.91
Office - VIE	750	3.44							750	3.44
Residential	24	1.52							24	1.52
Retail	3,036	2.07							3,036	2.07
Retail - VIE	1,050	2.75							1,050	2.75
Construction	2,245		534						2,779
Total	$15,391	2.14	$915	1.40	$39	0.83	$43	0.61	$16,388	2.11

	December 31, 2018
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$321	2.35							$321	2.35
Apartment	1,464	1.71	$45	1.09					1,509	1.69
Golf course	21	1.97	16	0.85	$28	1.01	$41	0.75	106	1.08
Industrial	90	1.54							90	1.54
Lodging	1,427	2.30	50	1.85					1,477	2.29
Mobile home park	187	3.06							187	3.06
Office	3,640	1.95	524	1.65			22	0.47	4,186	1.91
Office - VIE	750	3.44							750	3.44
Residential	43	1.44							43	1.44
Retail	2,972	2.14							2,972	2.14
Retail - VIE	1,050	2.64							1,050	2.64
Construction	1,808		387						2,195
Total	$13,773	2.19	$1,022	1.61	$28	1.01	$63	0.66	$14,886	2.15

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka.  As of December 31, 2019 and 2018, the Company has $102 million and $68 million, respectively, of funding agreements issued by the FHLB of Topeka.  The funding agreement liabilities are included in policyholder account balances (Note 8).  As of December 31, 2019 and 2018, mortgage loans with a fair value of $277 million and $194 million, respectively, are in a custodial account pledged as approved collateral for the funding agreements.  The Company is required to purchase stock in FHLB of Topeka each time it receives an advance.

Real estate investments totaled $2,285 million and $1,571 million as of December 31, 2019 and 2018, respectively.

PL-32

6.                          SALE OF AIRCRAFT LEASING BUSINESS

As discussed in Note 1, on December 5, 2019, the Company completed the sale of ACG to TCSA.  Upon the closing of the transaction, the Company received cash proceeds of $3.0 billion.

The Company has determined that the disposal of the aircraft leasing business represents a strategic shift that has a major effect on the Company’s operations and financial results.  Accordingly, the results of operations of the aircraft leasing business have been presented as discontinued operations in the consolidated statements of operations and consolidated statements of cash flows, and the assets and liabilities related to discontinued operations have been segregated and separately disclosed in the consolidated statements of financial condition for all periods presented.  Upon entering into the definitive agreement to sell its remaining ownership in ACG to TCSA in September 2019, the Company classified the aircraft leasing business as held for sale, and the related assets and liabilities have been segregated and separately disclosed in the consolidated statements of financial condition.  Depreciation expense and impairments were not recorded by the Company on assets of the business after it was classified as held for sale.  Subsequent to the classification of the business as held for sale, depreciation of aircraft of $99 million and aircraft and asset impairments of $109 million were not recorded and not reflected in the respective depreciation of aircraft and operating expenses lines below for the year ended December 31, 2019, which increased the carrying value of the aircraft leasing business used to calculate the gain on sale of discontinued operations, net of taxes.

The sale was recorded in the fourth quarter of 2019 and resulted in a gain of $25 million, net of taxes, which was recorded as a component of discontinued operations in the consolidated statement of operations.

Operating results of discontinued operations, related to the aircraft leasing business, were as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
REVENUES
Aircraft leasing revenue	$966	$954	$898
Net investment income		4	5
Net realized investment loss	(7)	(6)	(5)
Other income	141	95	52
Total revenues	1,100	1,047	950

BENEFITS AND EXPENSES
Operating expenses	146	182	261
Depreciation of aircraft	284	352	322
Interest expense	263	244	221
Total benefits and expenses	693	778	804

Income from discontinued operations	407	269	146
Provision for income taxes from discontinued operations	73	40	52
Income from discontinued operations, net of taxes	334	229	94

Gain on sale of discontinued operations	23
Benefit from income taxes from discontinued operations	(2)
Gain on sale of discontinued operations, net of taxes	25

Discontinued operations, net of taxes	$359	$229	$94

PL-33

Assets and liabilities related to discontinued operations were as follows:

	December 31,
	2019	2018
	(In Millions)
Other investments		$1
Cash, cash equivalents, and restricted cash		660
Aircraft, net		9,016
Other assets		1,662
Total assets related to discontinued operations	—	$11,339

Debt		$7,030
Other liabilities		1,065
Total liabilities related to discontinued operations	—	$8,095

Included in noncontrolling interests on the consolidated statements of financial condition is $646 million as of December 31, 2018 that relate to the aircraft leasing business.

7.                          DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, and equity risk.  Derivative instruments are also used to manage the duration mismatch of assets and liabilities.  The Company utilizes a variety of derivative instruments including swaps, futures, and options.  In addition, certain insurance products offered by the Company contain features that are separately accounted for as derivatives.

Accounting for derivatives requires the Company to recognize all derivative instruments as either assets or liabilities at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of derivatives depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

DERIVATIVES NOT DESIGNATED AS HEDGING

Equity Derivatives

The Company utilizes equity derivatives to manage equity risk associated with variable annuity GLBs within certain insurance and reinsurance contracts, including those deemed embedded derivatives.  See below for further information on the Company’s embedded derivatives.

Equity total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap.

Equity futures are exchange-traded transactions whereby the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts.  The Company is also required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.

Equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price.

PL-34

Equity call options are contracts to buy the index at a predetermined time at a contracted price.  These contracts involve the exchange of a premium payment (either paid up front or at the time of exercise) for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

Foreign Currency Interest Rate Swaps

The Company utilizes foreign currency interest rate swaps primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.  Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities.  A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts.  The main currencies that the Company economically hedges are the euro, British pound and Canadian dollar.

Interest Rate Swaps

The Company utilizes interest rate swaps to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities and to manage interest rate risk in variable annuity GLBs.  An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Synthetic GICs

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives.  The ERISA Plan uses the contracts in its stable value fixed income option.  The Company receives a fee, recognized in net investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option.  In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and fair value.  The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios.

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives.  When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the related insurance or reinsurance contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.  These variable annuity GLBs are considered embedded derivatives.  At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers.  These reinsurance arrangements are used to offset a portion of the Company’s exposure to the variable annuity GLBs for the lives of the host variable annuity contracts issued.  The ceded portion of these variable annuity GLBs is considered an embedded derivative.  The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

PL-35

The Company employs economic hedging strategies to mitigate equity and interest rate risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes equity total return swaps, equity futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates.  The indexed products contain embedded derivatives.  The Company utilizes equity total return swaps, equity futures and equity call options based upon broad market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds and participation rates.  The life insurance products with indexed accounts contain embedded derivatives.  The Company utilizes equity call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.

The following table summarizes amounts recognized in net investment gain (loss) for derivatives not designated as hedging instruments.  Gains and losses include the changes in fair value of the derivatives and amounts realized on terminations.  The amounts presented do not include losses from the periodic net payments and amortization of $705 million, $320 million, and $500 million for the years ended December 31, 2019, 2018, and 2017, respectively, which are recorded in net investment gain (loss).

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Equity total return swaps	$(71)	$44	$(13)
Equity put options	(23)	36	(4)
Equity call options	1,163	41	530
Foreign currency and interest rate swaps	12	52	(38)
Other	(1)	(1)	1
Embedded derivatives:
Variable annuity GLBs	(105)	(145)	166
Fixed indexed annuities	(565)	44	(128)
Life indexed accounts	(520)	228	(335)
Other	(15)	(7)	(2)
Total	$(125)	$292	$177

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currency and benchmark interest rates.  These cash flows include those associated with existing assets and liabilities.  The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 11 years.

The effective portion of gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $31 million and ($18) million for the years ended December 31, 2018 and 2017, respectively.  The ineffective portion of losses recognized in net investment gain (loss) was zero and $1 million for the years ended December 31, 2018 and 2017, respectively.  Effective January 1, 2019, with the adoption of ASU 2017-12 (Note 1), the Company is no longer required to bifurcate ineffectiveness.  Gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $4 million for the year ended December 31, 2019.

PL-36

No amounts were reclassified from AOCI to earnings due to forecasted cash flows that were no longer probable of occurring for the years ended December 31, 2019, 2018, and 2017.

All of the hedged forecasted transactions for cash flow hedges were determined to be probable of occurring for the years ended December 31, 2019, 2018, and 2017.

Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in fair value due to changes in foreign currencies and benchmark interest rates of its assets and liabilities.

The Company had gains (losses) recognized in net investment gain (loss) for derivatives designated as fair value hedges for foreign currency and interest rate swaps of ($1) million, zero, and zero on derivatives and $16 million, zero, and zero on the hedged items for the years ended December 31, 2019, 2018, and 2017, respectively.  Gains and losses include the changes in fair value of the derivatives as well as the offsetting gain or loss on the hedged item attributable to the hedged risk.  The Company includes the gain or loss on the derivative in the same line as the offsetting gain or loss on the hedged item.  These amounts do not include the periodic net settlements of the derivatives or the income (expense) related to the hedged item.

The following table discloses items designated and qualifying as hedged items in fair value hedges as of December 31, 2019:

	Carrying Amount		Cumulative Amount
	of Hedged		of Fair Value Hedging
	Assets and		Adjustments to Hedged
Derivative Instrument	Liabilities		Assets and Liabilities
	(In Millions)
Foreign currency swaps	$1,034	(1)	$6
Interest rate swaps	492	(1)	(22)
Interest rate swaps	24	(1)	4	(3)
Interest rate swaps	(659	)(2)	(140	)(3)

Location on the consolidated statements of financial condition:

(1) Fixed maturity securities available for sale, at fair value

(2) Debt

(3) Hedge accounting has been discontinued.  The cumulative amount of fair value hedging adjustments in the table above represent the amount remaining.

PL-37

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded at fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral.  The following table summarizes the notional amount and gross asset or liability derivative fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables, and income accruals.  See Note 11 for information on the Company’s fair value measurements and disclosure.

Notional amount represents a standard of measurement of the volume of over the counter (OTC) and exchange-traded derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

	December 31, 2019				December 31, 2018
	Notional	Fair Value			Notional	Fair Value
	Amount	Assets	Liabilities		Amount	Assets	Liabilities
	(In Millions)				(In Millions)
Derivatives designated as hedging instruments:
Foreign currency and interest rate swaps - fair value	$1,507	$41	$36	(1)
Foreign currency and interest rate swaps - cash flow	50	5		(1)	$455	$23	$9	(1)
Total derivatives designated as hedging instruments	1,557	46	36		455	23	9

Derivatives not designated as hedging instruments:
Equity total return swaps	1,695	1	34	(1)	824	45	1	(1)
Equity futures	1,830				2,305
Equity put options	482	9		(1)	256	32		(1)
Equity call options	13,916	852	4	(1)	9,642	86	78	(1)
Foreign currency and interest rate swaps	2,146	113	20	(1)	1,171	105	11	(1)
Synthetic GICs	28,568				23,342
Embedded derivatives:
Variable annuity GLBs			1,208	(3)			1,057	(3)
Variable annuity GLB - reinsurance contracts		269		(2)		223		(2)
Fixed indexed annuities			1,652	(4)			732	(4)
Life indexed accounts			752	(4)			180	(4)
Other		26	90	(5)		9	38	(5)
Total derivatives not designated as hedging instruments	48,637	1,270	3,760		37,540	500	2,097
Total derivatives	$50,194	$1,316	$3,796		$37,995	$523	$2,106

Location on the consolidated statements of financial condition:

(1) Other investments and other liabilities

(2) Other assets

(3) Future policy benefits

(4) Policyholder account balances

(5) Other assets, policyholder account balances and other liabilities

PL-38

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral.  Gross amounts include income or expense accruals.  Gross amounts offset include cash collateral received or pledged limited to the gross fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation.  Gross amounts not offset include asset collateral received or pledged limited to the gross fair value of recognized derivative assets and liabilities.

	Gross Amounts of			Gross Amounts
	Recognized	Gross Amounts		Not Offset -
	Assets/Liabilities (1)	Offset (2)	Net Amounts	Asset Collateral (3)	Net Amounts
	(In Millions)
December 31, 2019:
Derivative assets	$753	$(587)	$166	$(157)	$9
Derivative liabilities	64	(64)	—		—

December 31, 2018:
Derivative assets	$255	$(218)	$37	$(35)	$2
Derivative liabilities	248	(243)	5		5

(1) As of December 31, 2019 and 2018, derivative assets include expense accruals of $213 million and $27 million, respectively, and derivative liabilities include expense accruals of $1 million and $157 million, respectively.

(2) As of December 31, 2019 and 2018, the Company received excess cash collateral of $13 million and $11 million, respectively, and provided excess cash collateral of $1 million and $4 million, respectively, which are not included in the table.

(3) As of December 31, 2019 and 2018, the Company accepted excess asset collateral of $1 million and $2 million, respectively, which are not included in the table.

Cash collateral received from counterparties was $541 million and $99 million as of December 31, 2019 and 2018, respectively.  This unrestricted cash collateral is included in cash, cash equivalents, and restricted cash and the obligation to return it is netted against the fair value of derivatives in other investments or other liabilities.  Cash collateral pledged to counterparties was $87 million and $225 million as of December 31, 2019 and 2018, respectively.  A receivable representing the right to call this collateral back from the counterparty is netted against the fair value of derivatives in other investments or other liabilities.  Net exposure to the counterparty is calculated as the fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received.  If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the fair value is included in other liabilities.

As of December 31, 2019 and 2018, the Company had also accepted collateral, consisting of various securities, with a fair value of $158 million and $37 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition.  The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2019 and 2018, none of the collateral had been sold or repledged.  As of December 31, 2019 and 2018, the Company did not provide any collateral in the form of various securities.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to OTC derivatives, which are bilateral contracts between two counterparties.  The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

PL-39

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.  The Company currently pledges cash to satisfy this collateral requirement. For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty.  The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2019 was $10 million.  The maximum exposure to any single counterparty was $5 million as of December 31, 2019.  All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

There are no credit-contingent provisions in the Company’s collateral arrangements for its OTC derivatives that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.

Certain of the OTC master agreements include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the fair value of the underlying derivatives.  As of December 31, 2019, the Company’s financial strength ratings were above the specified level.

8.                          POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

Components of the liability for policyholder account balances is as follows:

	December 31,
	2019	2018
	(In Millions)
UL	$31,101	$29,915
Annuity and deposit liabilities	26,962	22,873
Fixed indexed annuity embedded derivatives	1,652	732
Life indexed account embedded derivatives	752	180
Funding agreements	167	178
Total	$60,634	$53,878

PL-40

FUTURE POLICY BENEFITS

Components of the liability for future policy benefits is as follows:

	December 31,
	2019	2018
	(In Millions)
Annuity reserves	$13,409	$10,358
Policy benefits (1)	3,213	2,883
URR (2)	1,882	1,994
Life insurance	1,627	1,435
Variable annuity GLB embedded derivatives	1,208	1,057
Closed Block liabilities	241	253
Other	104	115
Total	$21,684	$18,095

(1) As of December 31, 2019 and 2018, policy benefits consist primarily of $1,118 million and $915 million of liabilities for unpaid claims and $1,828 million and $1,801 million primarily representing single premium immediate annuity reserves, respectively.

(2) The Company annually revises certain assumptions to develop EGPs for its products subject to URR amortization.  The revised EGPs resulted in increased URR amortization of $48 million, decreased URR amortization of $120 million, and decreased URR amortization of $43 million for the years ended December 31, 2019, 2018, and 2017, respectively.

9.                          SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  These contracts also include various types of GMDB and GLB features.  For a discussion of certain GLBs accounted for as embedded derivatives, see Note 7.

The GMDBs provide a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years.  Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return.  In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features.  The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance.  The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

PL-41

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2019	2018
	($ In Millions)
Return of net deposits:
Separate account value	$50,672	$45,795
Net amount at risk (1)	208	1,300
Average attained age of contract holders	69 years	68 years

Anniversary contract value:
Separate account value	$12,755	$11,845
Net amount at risk (1)	181	1,069
Average attained age of contract holders	70 years	69 years

Minimum return:
Separate account value	$755	$708
Net amount at risk (1)	114	208
Average attained age of contract holders	74 years	74 years

(1) Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,
	2019	2018	2019	2018	2019	2018
	GMIB		GMWBL (2)		GMWBL (3)
	($ In Millions)		($ In Millions)		($ In Millions)
Separate account value	$1,410	$1,345	$7,883	$6,632
Net amount at risk (1)	153	284	274	861	$116	$101
Average attained age of contract holders	65 years	64 years	69 years	68 years	68 years	68 years

(1)    GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31.  GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

(2)    GMWBL related to variable annuities.

(3)    GMWBL related to fixed annuities.

PL-42

The determination of GMDB, GMIB, and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following table summarizes the GMDB, GMIB, and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,
	2019	2018	2019	2018	2019	2018	2019	2018
	GMDB		GMIB		GMWBL (1)		GMWBL (2)
	(In Millions)		(In Millions)		(In Millions)		(In Millions)
Balance, beginning of year	$18	$11	$41	$39	$88	$75	$30	$19
Changes in reserves	9	16	4	7	24	13	10	11
Benefits paid	(8)	(9)	(6)	(5)
Balance, end of year	$19	$18	$39	$41	$112	$88	$40	$30

(1) GMWBL related to variable annuities.

(2) GMWBL related to fixed annuities.

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2019	2018
	(In Millions)
Asset type:
Equity	$35,435	$29,571
Bonds	14,318	13,335
Other	1,145	3,099
Total separate account value	$50,898	$46,005

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments.  The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC.  The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

PL-43

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)
Balance, January 1, 2018	$863	$278	$585
Incurred guaranteed benefits	93	23	70
Paid guaranteed benefits	(6)	(5)	(1)
Balance, December 31, 2018	950	296	654
Incurred guaranteed benefits	210	50	160
Paid guaranteed benefits	(6)	(4)	(2)
Balance, December 31, 2019	$1,154	$342	$812

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,
	2019	2018
	($ In Millions)
Net amount at risk (1)	$15,342	$15,793
Average attained age of policyholders	63 years	62 years

(1) Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

10.                   DEBT AND FVO DEBT

SHORT-TERM DEBT

	December 31,
	2019	2018
	(In Millions)
Short-term debt: (1)
Commercial paper		$50
Other VIE debt (Note 3)	$113	55
Total short-term debt	$113	$105

(1) Does not include current maturities of long-term debt.

Pacific Life and PL&A

Pacific Life maintains a $700 million commercial paper program.  There was zero and $50 million commercial paper debt outstanding as of December 31, 2019 and 2018.  Interest is at variable rates and was 2.5% as of December 31, 2018.  In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in June 2023 that will serve as a back-up line of credit to the commercial paper program.  Interest is at variable rates.  This facility had no debt outstanding as of December 31, 2019 and 2018, respectively.

Pacific Life and PL&A maintains uncommitted reverse repurchase lines of credit with various financial institutions.  These borrowings are at variable rates of interest based on collateral and market conditions.  There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2019 and 2018.

PL-44

Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations.  The Company had estimated available eligible collateral of $1.2 billion as of December 31, 2019.  Interest is at variable or fixed rates.  The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2019 and 2018.

PL&A is a member of the FHLB of San Francisco.  PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s statutory net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations.  PL&A had estimated available eligible collateral of $21 million as of December 31, 2019.  Interest is at variable or fixed rates.  PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2019 and 2018.

LONG-TERM DEBT

	December 31,					December 31,
	2019					2018
($ In Millions)	Carrying Amount	Maturity Date	Interest Rate	Interest Payment Frequency	Type	Carrying Amount
Long-term debt:
Surplus notes:
2017 surplus notes (1)	$749	2067	4.3% (2)	Semiannually (2)	Fixed (2)	$749
2013 internal surplus note (3)	406	2043	5.125%	Semiannually	Fixed	405
2010 internal surplus note (3)	56	2020	6.0%	Semiannually	Fixed	56
2009 surplus notes (1)	385	2039	9.25%	Semiannually	Fixed	385
1993 surplus notes (1)	134	2023	7.9%	Semiannually	Fixed	134
Fair value hedge adjustments - terminated interest rate swap agreements (4)	140					147
Non-recourse long-term debt:
Non-recourse debt (5)	1,058	2020 to 2030	3.2% to 5.4%	Monthly	Variable/ Fixed	990
CMBS VIE debt (Note 3) (6)	1,521	2025 to 2044	3.5% to 3.6%	Monthly	Fixed	1,521
Total long-term debt	4,449					4,387

Total short-term debt	113					105

Debt issuance cost	(20)					(17)
Total debt	$4,542					$4,475

FVO debt - VIE (Note 3)	$910					$880

PL-45

(1) The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  The 1993 surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes.  Pacific Life may redeem all or a portion of the 2009 surplus notes at its option at the redemption price described under the terms of the notes and may redeem all or a portion of the 2017 surplus notes at its option at any time on or after October 24, 2047 at the redemption price described under the terms of the notes, subject to the prior approval of the NE DOI noted above.  Losses of $89 million were recognized in interest expense during the year ended December 31, 2017 from the extinguishments of surplus notes, net of fair value hedge adjustments.

(2) Represent rate, frequency, and type through October 23, 2047.  Thereafter until maturity, interest is payable quarterly at a floating rate equal to three-month London Interbank Offered Rate (LIBOR) for deposits in U.S. dollars plus 2.796%.

(3) The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million (the 2010 internal surplus note) and $500 million (the 2013 internal surplus note).  The 2010 surplus note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  The 2013 surplus note is an unsecured debt obligation of the Company and ranks equally with the Company’s existing and future surplus notes or similar obligations.  The 2013 surplus note is subordinated in right of payment to all other existing and future senior indebtedness of the Company and to present and future claims under insurance policies and annuity contracts issued by the Company.  All future payments of interest and principal on these internal surplus notes can be made only with the prior approval of the NE DOI.

(4) Pacific Life previously terminated interest rate swaps converting the 1993 surplus notes and 2009 surplus notes to variable rate notes.  As a result, fair value hedge adjustments were recorded to the net carrying amount of each note and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The total unamortized fair value hedge adjustments as of December 31, 2019 for the 1993 surplus notes and 2009 surplus notes were $19 million and $121 million, respectively.  The total unamortized fair value hedge adjustments as of December 31, 2018 for the 1993 surplus notes and 2009 surplus notes were $23 million and $124 million, respectively.

(5) As of December 31, 2019 and 2018, $1,008 million and $939 million, respectively, was outstanding on various real estate property related loans entered into by certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life.  The real estate property related loans amount includes zero and $18 million related to other consolidated VIEs as of December 31, 2019 and 2018, respectively.  These loans are secured by real estate properties.  Also included in other non-recourse debt is $50 million and $51 million as of December 31, 2019 and 2018, respectively, on a secured borrowing due to an unrelated third party.  The collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property.

(6) This debt is secured by commercial real estate property and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.  See Note 3.

Certain of the Company’s debt instruments and credit facilities contain various administrative, reporting, legal, and financial covenants.  The Company believes it was in compliance with all such covenants as of December 31, 2019.

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The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

	Surplus	Non-recourse
Years Ending December 31:	Notes	Debt	Total
	(In Millions)
2020	$56	$143	$199
2021		33	33
2022		60	60
2023	134	76	210
2024		224	224
Thereafter	1,545	522	2,067
Total	$1,735	$1,058	$2,793

The table above excludes short-term debt, VIE debt, fair value hedge adjustments, and original issue discount fees of $5 million.

FVO DEBT

As of December 31, 2019 and 2018, the Company had FVO debt from CLOs classified as VIEs (Note 3) of $910 million and $880 million, respectively, with floating interest rates that range from three month LIBOR plus 1.09% to 6.68%, with maturities ranging from 2029 to 2031.  This debt is secured by syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

11.                   FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure fair value for financial assets and financial liabilities that are carried at fair value.  The determination of fair value requires the use of observable market data when available.  The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1                 Unadjusted quoted prices for identical instruments in active markets.  Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2                 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3                 Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

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The following tables present, by fair value hierarchy level, the Company’s financial assets and liabilities that are carried at fair value as of December 31, 2019 and 2018.

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2019:
Assets:
U.S. Government		$331				$331
Obligations of states and political subdivisions		1,642	$22			1,664
Foreign governments		600				600
Corporate securities		49,912	2,593			52,505
RMBS		3,149	40			3,189
CMBS		1,663	88			1,751
Other asset-backed securities		1,478	288			1,766
Total fixed maturity securities	—	58,775	3,031	—	—	61,806

FVO securities		1,584				1,584

Other investments:
Trading securities		702				702
Equity securities	$90	16				106
Other investments (2)	15	199	9			223
Other investments measured at NAV (3)						1,079
Total other investments	105	917	9	—	—	2,110

Derivatives:
Foreign currency and interest rate swaps		159		$159	$(79)	80
Equity derivatives			862	862	(248)	614
Embedded derivatives			295	295		295
Total derivatives	—	159	1,157	1,316	(327)	989

Separate account assets:
Separate account assets	59,772					59,772
Separate account assets measured at NAV (3)						420
Total separate account assets (4)	59,772	—	—	—	—	60,192
Total	$59,877	$61,435	$4,197	$1,316	$(327)	$126,681

Liabilities:
FVO debt		$910				$910

Derivatives:
Foreign currency and interest rate swaps		56		$56	$(79)	(23)
Equity derivatives			$38	38	(248)	(210)
Embedded derivatives			3,702	3,702		3,702
Total derivatives	—	56	3,740	3,796	(327)	3,469
Total	—	$966	$3,740	$3,796	$(327)	$4,379

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	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2018:
Assets:
U.S. Government		$60				$60
Obligations of states and political subdivisions		1,270	$23			1,293
Foreign governments		623				623
Corporate securities		42,612	1,707			44,319
RMBS		2,146	10			2,156
CMBS		1,272	21			1,293
Other asset-backed securities		1,078	358			1,436
Total fixed maturity securities	—	49,061	2,119	—	—	51,180

FVO securities		1,488				1,488

Other investments:
Trading securities		232				232
Equity securities	$68	163				231
Other investments (2)		118	8			126
Other investments measured at NAV (3)						762
Total other investments	68	513	8	—	—	1,351

Derivatives:
Foreign currency and interest rate swaps		128		$128	$(53)	75
Equity derivatives			163	163	(150)	13
Embedded derivatives			232	232		232
Total derivatives	—	128	395	523	(203)	320

Separate account assets:
Separate account assets	53,390					53,390
Separate account assets measured at NAV (3)						319
Total separate account assets (4)	53,390	—	—	—	—	53,709
Total	$53,458	$51,190	$2,522	$523	$(203)	$108,048

Liabilities:
FVO debt		$880				$880

Derivatives:
Foreign currency and interest rate swaps		20		$20	$(53)	(33)
Equity derivatives			$79	79	(150)	(71)
Embedded derivatives			2,007	2,007		2,007
Total derivatives	—	20	2,086	2,106	(203)	1,903
Total	—	$900	$2,086	$2,106	$(203)	$2,783

(1)   Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty.

(2)   Excludes investments accounted for under the equity method of accounting.

(3)   Certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

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(4)   Separate account assets are measured at fair value.  Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities.  Separate account liabilities are measured to equal the fair value of separate account assets.  Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value.  The following table lists information regarding these investments as of December 31, 2019.

Asset Class and Investment Strategy (1)	Fair Value	Redemption Frequency	Remaining Lock-Up Period	Redemption Notice Period	Outstanding Commitment
		($ In Millions)
Private equity funds	$1,079	None (2)	N/A	N/A	$1,241

Separate account hedge funds	420	Monthly	None to 4 years	5 - 185 days
		Quarterly
		Semi-Annually
		Annually

Total measured at NAV	$1,499				$1,241

(1)   Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, loans, real estate, derivatives, privately held companies, and private partnerships.

(2)   Distributions by these investments are generated from liquidation of the underlying assets of the funds, which are determined by the general partner.  The Company is not aware of any announcements of planned liquidations.

FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date.  This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value and the controls that surround the valuation process.  The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, FVO, TRADING, AND EQUITY SECURITIES

The fair values of fixed maturity securities available for sale, FVO, trading, and equity securities are determined by management after considering external pricing sources and internal valuation techniques.  For securities with sufficient trading volume, prices are obtained from third party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value.  Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities.  The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

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For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value.  If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared.  Upon evaluation, the Company determines which source represents the best estimate of fair value.  Overrides of third-party prices to internally-developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio.  In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available.  Securities priced by the matrix model are primarily comprised of private placement securities.  Matrix model pricing measures fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service.  The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating, and sector.

Where matrix model pricing is not used, fair values are determined by other internally-derived valuation tools which use market-observable data if available.  Generally, this includes using an actively-traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds.  These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants, and risk managers.  Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate.  Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3.  Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3.  Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process.  Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers.  Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades.  A group comprised of the Company’s investment accountants, portfolio managers and analysts, and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process.  These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable fair value.  Certain significant inputs used in determining the fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market.  These non-marketable equity securities are classified as Level 3 assets.  Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, FVO, trading, and equity securities.

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DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures.  The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps.  The derivatives are valued using mid-market inputs that are predominantly observable in the market.  Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility, and equity index levels.  On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses.  Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants.  Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

All of the OTC derivatives were priced by valuation models as of December 31, 2019 and 2018.  A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2019.  Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps.  The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility, and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps.  Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts.  These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees, and broker quotations.  A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items.  As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3.  Below is a description of the Company’s fair value methodologies for these embedded derivatives.

Fair value is calculated as an aggregation of fair value and additional risk margins including behavior risk margin, mortality risk margin, and credit standing adjustment.  The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants.  Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•                  Behavior risk margin:  This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the fair value model could differ from actual experience.  This component includes assumptions about withdrawal utilization and lapse rates.

•                  Mortality risk margin:  This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•                  Credit standing adjustment:  This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

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SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value as a summarized total on the consolidated statements of financial condition.  The fair value of separate account assets is based on the fair value of the underlying assets.  Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported NAVs provided by fund managers daily and can be redeemed without restriction.  Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices.  Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 assets include fixed maturity securities.  The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2019	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2019
					(In Millions)
Obligations of states and political subdivisions	$23		$(1)						$22
Corporate securities	1,707	$(15)	134	$156	$(218)	$1,080	$(61)	$(190)	2,593
RMBS	10		1		(315)	383		(39)	40
CMBS	21		4	2	(61)	122			88
Other asset-backed securities	358	1	10	1	(171)	157	(17)	(51)	288
Total fixed maturity securities	2,119	(14)	148	159	(765)	1,742	(78)	(280)	3,031

Other investments	8					1			9

Derivatives, net: (1)
Equity derivatives	84	923				222		(405)	824
Embedded derivatives	(1,775)	(1,206)				(773)		347	(3,407)
Total derivatives	(1,691)	(283)	—	—	—	(551)	—	(58)	(2,583)

Total	$436	$(297)	$148	$159	$(765)	$1,192	$(78)	$(338)	$457

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		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2018	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2018
					(In Millions)
Obligations of states and political subdivisions	$24		$(1)						$23
Foreign governments	28		(2)		$(25)			$(1)	—
Corporate securities	1,476	$13	(93)	$27	(119)	$718	$(224)	(91)	1,707
RMBS	15		3	1	(156)	155		(8)	10
CMBS	100		(4)	2	(96)	19			21
Other asset-backed securities	374	1	(10)	10	(72)	97		(42)	358
Total fixed maturity securities	2,017	14	(107)	40	(468)	989	(224)	(142)	2,119

Other investments	5					4	(1)		8

Derivatives, net: (1)
Equity derivatives	386	52			84			(438)	84
Embedded derivatives	(1,693)	119				(659)		458	(1,775)
Total derivatives	(1,307)	171	—	—	84	(659)	—	20	(1,691)

Total	$715	$185	$(107)	$40	$(384)	$334	$(225)	$(122)	$436

(1)  Excludes derivative net settlements of ($666) million and ($314) million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).  Excludes synthetic GIC policy fees of $49 million and $44 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).  Excludes embedded derivative policy fees of $132 million and $145 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).

During the years ended December 31, 2019 and 2018, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value.  The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Investment Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2019:
Corporate securities	$7	$(10)	$(12)	$(15)
Other asset-backed securities		1		1
Total fixed maturity securities	7	(9)	(12)	(14)

Equity derivatives		923		923
Embedded derivatives		(1,206)		(1,206)
Total derivatives	—	(283)	—	(283)
Total	$7	$(292)	$(12)	$(297)

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	Net	Net
	Investment	Investment
	Income	Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2018:
Corporate securities	$18	$(1)	$(4)	$13
Other asset-backed securities	1			1
Total fixed maturity securities	19	(1)	(4)	14

Equity derivatives		52		52
Embedded derivatives		119		119
Total derivatives	—	171	—	171
Total	$19	$170	$(4)	$185

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2019	2018
	(In Millions)
Fixed maturity securities (1)	$119	$(70)

Derivatives, net: (2)
Equity derivatives	697	(39)
Embedded derivatives	(1,080)	142
Total	$(264)	$33

(1) Amounts are recognized in OCI.
(2) Amounts are recognized in net investment gain (loss).

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The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement and the sensitivity of the fair value to changes in those inputs for Level 3 assets and liabilities as of December 31, 2019 ($ In Millions).

	Fair Value	Predominant	Significant	Range	Impact of Increase in
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)	Input on Fair Value (5)
Obligations of states and political subdivisions	$22	Discounted cash flow	Spread (1)	557-561 (560)	Decrease

Corporate securities	2,593	Discounted cash flow	Spread (1)	43-995 (228)	Decrease
		Market pricing	Quoted prices (2)	25-135 (102)	Increase
		Cap at call price	Call price	100	N/A

RMBS	40	Market pricing	Quoted prices (2)	100-103 (101)	Increase

CMBS	88	Discounted cash flow	Spread (1)	217-350 (280)	Decrease
			Prepayment rate	0%-18% (0%)	N/A
			Default rate	0%	Decrease (6)
			Severity	0%	Decrease (6)

Other asset-backed securities	288	Discounted cash flow	Spread (1)	17-330 (137)	Decrease
		Market pricing	Quoted prices (2)	79-116 (108)	Increase
		Cap at call price	Call price	100	N/A

Other investments	9	Redemption value	Redemption value (3)	100	N/A

Equity derivatives (4)	824	Option pricing model	Equity volatility	7% - 52%	Increase (7)
Embedded derivatives (4)	(3,407)	Option pricing techniques	Equity volatility	7% - 52%	Increase (8)
			Mortality:
			Ages 0-40	0.01% - 0.18%	Decrease (9)
			Ages 41-60	0.06% - 0.55%	Decrease (9)
			Ages 61-120	0.39% - 100.00%	Decrease (9)
			Mortality improvement	0.00% - 4.47%	Increase (10)
			Withdrawal utilization	0.00% - 97.50%	Varies by product (11)
			Lapse rates	0.00% - 100%	Decrease (12)
			Credit standing adjustment	0.10% - 1.15%	Decrease (13)
Total	$457

(1) Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure, and credit quality.

(2) Independent third-party quotations were used in the determination of fair value.

(3) Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.

(4) Since the valuation methodology for equity derivatives and embedded derivatives uses a range of inputs that vary at the contract level, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

(5) The impact of a decrease in input would have the opposite impact on fair value as that presented in the table.  For any given annuity contract, each assumption varies throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Changes in fair values are based on long U.S. dollar positions and will be inversely impacted for short U.S. dollar positions.

(8) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, and vary by equity index.  The assumption is based on historical realized equity volatility.

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(9) Mortality rates vary by age, gender, policy year, and mortality segments.  Mortality rate assumptions are based on Company experience.  There are two mortality segments: the plus segment consists of policies without a lifetime guaranteed minimum withdrawal benefits (GMWB) rider; the minus segment consists of policies with a lifetime GMWB rider.  An increase in the mortality assumption results in an increase (decrease) in the fair value for policies in the plus (minus) segment.  As of December 31, 2019, the majority of policies in scope are in the minus segment.

(10) Mortality improvement varies by age, gender, calendar year, and mortality segment.  Mortality improvement assumptions are based on Company experience.  Mortality segments are defined in (9) above.  An increase in the mortality improvement assumption results in a decrease (increase) in the fair value for policies in the plus (minus) segment.

(11) The withdrawal utilization assumption estimates the percentage of contractholders with a GMWB benefit who will elect to utilize the benefit.  The assumption varies by the type of GMWB, tax qualification status, policy size, and age at rider issue.  Withdrawal utilization assumptions are based on Company experience.  An increase in the withdrawal utilization assumption results in an increase (decrease) in the fair value for variable (fixed indexed) annuities.

(12) Variable annuity lapse rates vary by policy size, commission option, single/joint life status, surrender charge duration, age, policy month, amount of time until the end of the rider utilization waiting period (if any), and the amount by which the guaranteed amount is greater than the account value.  Fixed indexed annuity lapse rates consist of a base lapse rate that varies by product and policy year, and a dynamic adjustment based on how the credited rate on the contract compares to competitor rates.  Lapse rate assumptions are based on Company experience.

(13) The credit standing adjustment represents the Company’s nonperformance risk spread, and varies by duration.  The assumption is based on Barclays financial credit spreads.

The Company did not have any significant nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2019 and 2018.  The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	Fair Value	December 31, 2019		December 31, 2018
	Hierarchy	Carrying		Carrying
	Level	Amount	Fair Value	Amount	Fair Value
		(In Millions)
Assets:
Mortgage loans	Level 3	$16,388	$17,391	$14,886	$14,649
Policy loans	Level 3	7,950	7,950	7,975	7,975
Cash and cash equivalents	Level 1	6,097	6,097	2,267	2,267
Restricted cash	Level 1	14	14	7	7
Liabilities:
Funding agreements	Level 3	167	168	178	178
Annuity and deposit liabilities	Level 3	26,962	26,962	22,873	22,873
Short-term debt	Level 2	113	113	105	105
Long-term debt	Level 2	4,449	4,785	4,387	4,333

This table excludes the following financial instruments: accrued investment income receivables and payables, cash collateral liability for securities lending, and collateral receivables and payables for derivatives.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates.  The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2019 and 2018:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

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POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts.  Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS

The fair value of funding agreements is estimated using the rates currently offered for deposits of similar remaining maturities.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest.  The fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.  The fair value of long-term debt is based on market quotes or discounting estimated future cash flows using market rates, except for certain VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

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12.                   OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity.  The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on		Gain (Loss)
	Securities Available		on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Millions)
Balance, January 1, 2017	$842		$88	$(21)	$909
Change in OCI before reclassifications	734	(2)	(18)	8	724
Income tax (expense) benefit	(255)		6		(249)
Gain reclassified from AOCI	(86)				(86)
Income tax expense	30				30
Reclassification of deferred tax effects	272		17	(4)	285
Balance, December 31, 2017	1,537		93	(17)	1,613
Cumulative effect of adoption of accounting change (Note 1)	(3)				(3)
Revised balance, January 1, 2018	1,534		93	(17)	1,610
Change in OCI before reclassifications	(1,978	)(2)	30	(8)	(1,956)
Income tax (expense) benefit	416		(6)		410
Loss reclassified from AOCI	12				12
Income tax benefit	(3)				(3)
Balance, December 31, 2018	(19)		117	(25)	73
Change in OCI before reclassifications	3,177	(2)	6	9	3,192
Income tax expense	(667)			(2)	(669)
(Gain) loss reclassified from AOCI	14		(5)		9
Income tax expense (benefit)	(3)		1		(2)
Balance, December 31, 2019	$2,502		$119	$(18)	$2,603

(1) See Note 4 and Note 8 for information related to DAC and future policy benefits.

(2) Includes allocation of the combined net holding increase (reduction) from DAC, URR, and future policy benefits of ($1,507) million, $848 million, and ($465) million for the years ended December 31, 2019, 2018, and 2017, respectively.

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RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations.  Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2019	2018	2017
	(In Millions)
Unrealized (gain) loss on securities available for sale, net:
Sale of securities available for sale (1)	$(5)	$3	$(95)
OTTI recognized on securities available for sale (2)	19	9	9
Total unrealized (gain) loss on securities available for sale, net	14	12	(86)

Derivatives reclassification, net	(5)

Total amounts reclassified from AOCI	$9	$12	$(86)

Location on the consolidated statements of operations:

(1) Net investment gain (loss)

(2) OTTI

13.                   REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk.  The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.  Reinsurance receivables, included in other assets, were $1,157 million and $1,196 million as of December 31, 2019 and 2018, respectively.  Reinsurance payables, included in other liabilities, were $290 million and $226 million as of December 31, 2019 and 2018, respectively.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Direct premiums	$2,761	$1,719	$1,502
Reinsurance assumed (1)	938	996	1,048
Reinsurance ceded	(434)	(437)	(409)
Insurance premiums	$3,265	$2,278	$2,141

(1) Included are $56 million of assumed premiums from PLRL for each of the years ended December 31, 2019, 2018, and 2017.

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14.                   INCOME TAXES

The provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Current	$142	$(133)	$200
Deferred	(77)	207	(636)
Total	$65	$74	$(436)

A reconciliation of the provision for income taxes from continuing operations based on the Federal corporate statutory tax rate of 21% for the years ended December 31, 2019 and 2018 and 35% for the year ended December 31, 2017 to the provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Provision for income taxes at the statutory rate	$129	$162	$291
Dividends received deduction	(31)	(31)	(81)
Tax credits	(24)	(33)	(24)
Remeasurement of operating deferred taxes		(49)	(395)
Remeasurement of OCI deferred taxes			(285)
Transition tax on deemed repatriation			23
Tax on financial reporting basis over tax basis of foreign subsidiary			48
Foreign tax credit adjustments	5	41
Other	(14)	(16)	(13)
Provision (benefit) for income taxes from continuing operations	$65	$74	$(436)

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The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,
	2019	2018
	(In Millions)
Deferred tax assets:
Investments including derivatives	$638	$442
Policyholder reserves	610	525
Deferred compensation	65	57
Tax net operating loss carryforwards	1	1
Tax credit carryforwards		268
Other	147	109
Total deferred tax assets	1,461	1,402

Deferred tax liabilities:
DAC	(715)	(678)
Derivatives	(540)	(415)
Partnership investments	(67)	(646)
Depreciation	(8)	(7)
Other	(10)	(23)
Total deferred tax liabilities	(1,340)	(1,769)

Net deferred tax asset (liability)	121	(367)
Unrealized gain on derivatives and securities available for sale	(701)	(2)
Other adjustments	9	(8)
Net deferred tax liability	$(571)	$(377)

The Company has $4 million of Federal dual consolidated loss carryovers that expire between 2026 and 2031.

Management has assessed that it is more likely than not that the Company’s deferred tax assets as of December 31, 2019 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (In Millions):

Balance as of January 1, 2017	$52
Decrease - prior year positions	(52)
Balance as of December 31, 2017	—
Increase - prior year positions	41
Balance as of December 31, 2018	41
Increase - prior year positions	5
Increase - current year positions	41
Balance as of December 31, 2019	$87

The Company identified liabilities for uncertain tax positions in 2016 for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to aircraft maintenance reserves, which was reduced in 2017 by adjusting net operating loss carryovers.

During 2018, the outcome in certain European Union (EU) member country tax courts indicated that foreign tax withholding refund claims that the Company had filed in previous years were more likely than not to be refunded, which would reduce foreign tax

PL-62

credits claimed on the Company’s U.S. Federal income tax return.  As a result of this change in facts, the Company recorded a liability of $41 million for the uncertainty of sustaining the benefit of the foreign tax credits previously claimed.

During 2019, the uncertain tax benefit increased by $46 million for the following items:

•                  $36 million increase related to state tax on intercompany transactions, which was reclassified from deferred tax liability to the liability for uncertain tax positions as a result of a triggering event,

•                  $5 million increase due to additional foreign tax withholding refund claims filed during 2019, and

•                  $5 million increase for the uncertainty in sustaining the benefit of research and development credits claimed on amended prior year U.S. federal income tax returns.

The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities.  The Internal Revenue Service (IRS) is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals.  The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals.  The Company does not expect the current Federal and California audits to result in any material assessments.

On December 22, 2017, tax reform legislation formally known as the Act was enacted, which significantly revised the U.S. corporate income tax system.  Among other things, the Act lowered the Federal corporate income tax rate from 35% to 21%, effective January 1, 2018; implemented a territorial tax system, and imposed a transition tax on deemed repatriated earnings of foreign subsidiaries; broadened the base of taxable income, particularly with respect to the calculation of tax reserves, DAC, and the Dividends Received Deduction (DRD); and repealed the corporate alternative minimum tax.

Following the guidance in Staff Accounting Bulletin No. 118 (SAB 118), the Company recorded certain effects of the Act as provisional estimates for the year ended December 31, 2017, specifically:

•                  An income tax benefit of $680 million for the estimated remeasurement of the Company’s U.S. net deferred tax liabilities.

•                  An income tax expense of $23 million for the deemed repatriation of accumulated earnings in foreign subsidiaries.

The measurement period in SAB 118 ended on December 22, 2018, and the Company completed the accounting for the tax impact of the Act based on legislative updates relating to the Act currently available.  Adjustments were recorded during the year ended December 31, 2018 to the provisional estimates initially recorded, specifically:

•                  Additional income tax benefit of $49 million for the remeasurement of the Company’s U.S. net deferred tax liabilities as a result of certain tax positions taken on the 2017 tax return filing.

PL-63

Prior to the enactment of the Act, the Company considered the earnings in its non-U.S. subsidiaries to be indefinitely reinvested; accordingly, it recorded no deferred income taxes with respect to the excess of the amount for financial reporting over the tax basis in its non-U.S. subsidiaries, including undistributed foreign earnings.  The transition tax included in the Act reduced this excess, but did not eliminate it.  As the remaining excess of the amount for financial reporting over the tax basis reverses, it may result in additional non-U.S. withholding taxes, as well as U.S. Federal and state taxes.  More specifically:

•                  As of December 31, 2017, the Company changed its prior assertion of indefinite reinvestment of earnings in Singapore, and recorded a deferred tax liability of $48 million, with respect to remaining financial reporting basis over the tax basis in its Singapore subsidiary.  The deferred tax liability has been updated as of December 31, 2018 to account for activity during the year ended December 31, 2018.

•                  Due to the sale of the Company’s remaining ownership interest in ACG to TCSA in 2019, the deferred tax liability for the financial reporting basis over the tax basis of the Company’s investment in ACG, inclusive of the Singapore subsidiary, has been recognized.

15.                   SEGMENT INFORMATION

The Company has three operating segments:  Life Insurance, Retirement Solutions, and Reinsurance.  These segments are managed separately and have been identified based on differences in products and services offered.  All other activity is included in the Corporate and Other segment.  The transactions disclosed in discontinued operations (Note 6) relate to the disposition of the Company’s Aircraft Leasing segment.  The aircraft leasing business is included in Corporate and Other as discontinued operations.   Effective January 1, 2020, the Company formed the Institutional segment, offering pension risk transfer, spread lending, and stable value products.

The Life Insurance segment provides a wide range of life insurance products through multiple distribution channels operating in the affluent, broad, and corporate markets.  Principal products include universal life, indexed universal life, variable universal life, hybrid Long Term Care, and term life.  Distribution channels include independent producers, financial advisory networks, independent brokerage general agencies, wirehouses, e-tailers, and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, and structured settlement and group retirement annuities, which are offered through multiple distribution channels.  Distribution channels include independent planners, regional broker-dealers, wirehouses and financial institution distributors.

The Reinsurance segment primarily includes the domestic retrocession business, which assumes mortality risks from other life reinsurers.  Additionally, retrocession agreements related to non-traditional longevity reinsurance are assumed from PLRL.  The international retrocession business serves clients primarily in Canada, Europe, and Asia.

The Corporate and Other segment consists of assets, liabilities, and activities, which support the Company’s operating segments.  Included in these support activities is the management of investments and mutual funds, the Company’s financing activities (including the issuance of long-term and short-term debt), and other expenses and other assets not directly attributable to the operating segments.  The Corporate and Other segment also includes operations that do not qualify as operating segments and the elimination of intersegment transactions.  Discontinued operations (Note 6) are also included in the Corporate and Other segment.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets.  Net investment income and net investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment.  Overhead expenses are allocated based on services provided.  Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income.

PL-64

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity.  The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S.  As of December 31, 2019 and 2018, the Company had foreign investments of $15.4 billion and $13.6 billion, respectively.  Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2019, 2018, and 2017.

The following is segment information as of and for the year ended December 31, 2019:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,706	$3,269	$903		$5,878
Net investment income	1,350	1,830	33	$301	3,514
Net investment gain (loss)	2	(574)	19	162	(391)
OTTI	(2)	(6)		(11)	(19)
Investment advisory fees	27	178		60	265
Other income	44	137	72	45	298
Total revenues	3,127	4,834	1,027	557	9,545

BENEFITS AND EXPENSES
Policy benefits	1,021	3,019	875		4,915
Interest credited	1,025	604		4	1,633
Commission expenses	409	413	27	28	877
Operating expenses	527	427	44	239	1,237
Interest expense	21			245	266
Total benefits and expenses	3,003	4,463	946	516	8,928

Income from continuing operations before provision for income taxes	124	371	81	41	617
Provision for income taxes	15	33	17		65

Income from continuing operations	109	338	64	41	552
Discontinued operations, net of taxes				359	359
Net income	109	338	64	400	911
Less: net income from continuing operations attributable to noncontrolling interests				(24)	(24)
Less: income from discontinued operations attributable to noncontrolling interest				(100)	(100)
Net income attributable to the Company	$109	$338	$64	$276	$787

Total assets	$49,484	$102,614	$1,888	$13,130	$167,116
DAC	1,841	2,929	34		4,804
Separate account assets	8,987	51,205			60,192
Policyholder and contract liabilities	36,005	44,981	1,165	167	82,318
Separate account liabilities	8,987	51,205			60,192

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The following is segment information as of and for the year ended December 31, 2018:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,533	$2,270	$947		$4,750
Net investment income	1,272	1,539	35	$397	3,243
Net investment gain (loss)	23	35	(17)	19	60
OTTI	(4)	(6)		(5)	(15)
Investment advisory fees	28	253		14	295
Other income	40	190	33	1	264
Total revenues	2,892	4,281	998	426	8,597

BENEFITS AND EXPENSES
Policy benefits	833	1,956	855		3,644
Interest credited	975	510		5	1,490
Commission expenses	460	781	23		1,264
Operating expenses	471	488	39	191	1,189
Interest expense	16			222	238
Total benefits and expenses	2,755	3,735	917	418	7,825

Income from continuing operations before provision (benefit) for income taxes	137	546	81	8	772
Provision (benefit) for income taxes	(9)	41	18	24	74

Income (loss) from continuing operations	146	505	63	(16)	698
Discontinued operations, net of taxes				229	229
Net income	146	505	63	213	927
Less: net income from continuing operations attributable to noncontrolling interests				(3)	(3)
Less: income from discontinued operations attributable to noncontrolling interest				(53)	(53)
Net income attributable to the Company	$146	$505	$63	$157	$871

Total assets	$44,176	$87,714	$1,759	$21,066	$154,715
DAC	1,915	3,067	41		5,023
Separate account assets	7,506	46,203			53,709
Policyholder and contract liabilities	34,100	36,627	1,068	178	71,973
Separate account liabilities	7,506	46,203			53,709

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The following is segment information for the year ended December 31, 2017:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,110	$2,246	$991		$4,347
Net investment income	1,201	1,385	33	$216	2,835
Net investment gain (loss)	14	(89)	8	120	53
OTTI	(3)	(6)		(2)	(11)
Investment advisory fees	27	262		11	300
Other income	39	191	30	2	262
Total revenues	2,388	3,989	1,062	347	7,786

BENEFITS AND EXPENSES
Policy benefits	668	1,881	914		3,463
Interest credited	915	460		8	1,383
Commission expenses	188	557	24		769
Operating expenses	418	467	33	122	1,040
Interest expense	12			289	301
Total benefits and expenses	2,201	3,365	971	419	6,956

Income (loss) from continuing operations before provision (benefit) for income taxes	187	624	91	(72)	830
Provision (benefit) for income taxes	(59)	(68)	7	(316)	(436)

Income from continuing operations	246	692	84	244	1,266
Discontinued operations, net of taxes				94	94
Net income	246	692	84	338	1,360
Less: net income from continuing operations attributable to noncontrolling interests				(5)	(5)
Less: income from discontinued operations attributable to noncontrolling interest				(1)	(1)
Net income attributable to the Company	$246	$692	$84	$332	$1,354

16.                   TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund (PSF) and the Pacific Funds Series Trust (PFST).  Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios.  These fees, included in investment advisory fees and other income, amounted to $300 million, $334 million, and $342 million for the years ended December 31, 2019, 2018, and 2017, respectively.  In addition, Pacific Life and PLFA provide certain support services to the PSF and PFST based on an allocation of actual costs.  These fees amounted to $6 million for the years ended December 31, 2019, 2018, and 2017.  Pacific Life also provides general administrative or investment management services to PMHC, PLC and other affiliates.  These fees amounted to $11 million, $13 million, and $10 million for the years ended December 31, 2019, 2018, and 2017, respectively.

PL-67

Additionally, the PSF and PFST have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services.  For the years ended December 31, 2019, 2018, and 2017, PSD received $100 million, $111 million, and $116 million, respectively, in service and other fees from the PSF and PFST, which are recorded in other income.

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A.  Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are insurance contracts with the affiliated assignment company with contract values of $4.4 billion and $3.9 billion as of December 31, 2019 and 2018, respectively.  Related to the insurance contracts, Pacific Life and PL&A received $567 million, $469 million and $475 million of insurance premiums and paid $270 million, $235 million, and $210 million of policy benefits for the years ended December 31, 2019, 2018, and 2017, respectively.  In addition, included in the liability for policyholder account balances are investment contracts with the affiliated assignment company of $3.7 billion and $3.3 billion as of December 31, 2019 and 2018, respectively.

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17.                   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in mortgage loans, limited partnerships, fixed maturity securities, and other investments, as follows (In Millions):

			Fixed Maturity
		Limited	Securities and
Years Ending December 31:	Mortgage Loans	Partnerships	Other Investments	Total
2020	$486	$438	$533	$1,457
2021	397	258		655
2022	314	239		553
2023	174	222		396
2024		198		198
Thereafter	1	233	2	236
Total	$1,372	$1,588	$535	$3,495

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rent expense, which is included in operating and other expenses, in connection with these leases was $10 million, $10 million, and $8 million for the years ended December 31, 2019, 2018, and 2017, respectively.  Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:
2020	$11
2021 through 2024	36
2025 and thereafter	31
Total	$78

Pacific Life entered into agreements with PLRL and Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL and PLRA.  These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLRL or PLRA and Pacific LifeCorp.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, to guarantee the performance of reinsurance obligations of PLRC.  Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

PL-69

In September 2019, Pacific Life renewed and increased its commitment to provide funds, on Pacific LifeCorp’s behalf, of up to 165 million pound sterling to PLRL.  This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp.  Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company.  In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements.  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the DRD.  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Act (Notes 1 and 14), DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not historically made material payments for these types of indemnifications.  The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, no related liability has been recorded.  Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies.  These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated.  The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

PL-70

The Company has ceded and assumed reinsurance contracts in place with a reinsurer whose financial stability has deteriorated.  In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer.  As of December 31, 2019, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s consolidated financial statements.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 7 for discussion of contingencies related to derivative instruments.

See Note 14 for discussion of other contingencies related to income taxes.

PL-71

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

PACIFIC SELECT VUL

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Pacific Select VUL is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2020, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until after the Free Look Transfer Date in states that require us to return your premiums if you exercise your Free Look Right.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until after the Free Look Transfer Date, if your Policy was issued in a state that requires us to return your premiums if you exercise your Free Look Right.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

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First Year Transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

• You choose amounts to be transferred for 12 months from the payment date.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If program ends during the second Policy Year, we will not count it toward the usual one transfer per year for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

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• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

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You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 70. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (sex blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and sex of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be increased by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage

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Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment

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of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2019, 2018 and 2017 was $4,663,457.11, $4,344,147.88, and $5,379,107.73 respectively, of which $0 was retained.

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PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 2% of premiums paid thereafter.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 120% of, the Policy's guideline level premiums. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level premiums.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premium payments usually ranges from 0% to 45% of premiums paid up to the first target premium, but generally does not exceed 1.50% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2019, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cambridge Inv Research Inc, Capital Investment Group, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, CPS Financial & Insurance Services Inc, FAS CORP, First Allied Sec Inc, First Tennessee Bank, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, Independent Financial Group, Investacorp , Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, PensionMark Securities LLC, P J Robb Variable Corp, ProEquities, PRUCO Securities, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Summit Brokerage Inc, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, and Woodbury Financial Services.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

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Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

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Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

10

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2019 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 are included in

11

this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2019 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

12

Form No. 15-41434-08

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-4
Statements of Operations	SA-11
Statements of Changes in Net Assets	SA-18
Financial Highlights	SA-39
Notes to Financial Statements	SA-50
Report of Independent Registered Public Accounting Firm	SA-56

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2019

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2019; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2019, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	419,490	$4,868,941	$3,494,778	$698,883
Diversified Bond Class I *	8,063,131	88,954,482	10,003,506	9,421,152
Floating Rate Income Class I *	2,625,468	33,053,997	25,046,329	3,993,638
High Yield Bond Class I *	8,701,847	77,198,185	17,507,920	15,370,392
High Yield Bond Class P *	9	85	85	—
Inflation Managed Class I *	6,225,419	69,823,719	2,716,668	7,082,677
Inflation Strategy Class I *	159,056	1,721,011	335,234	375,465
Managed Bond Class I *	18,542,312	255,502,161	8,580,269	19,611,835
Managed Bond Class P *	15	234	234	—
Short Duration Bond Class I *	8,401,942	87,104,836	9,593,634	6,034,525
Emerging Markets Debt Class I *	838,342	10,689,519	1,558,403	1,192,005
Comstock Class I *	3,660,493	63,268,849	2,397,010	4,779,492
Developing Growth Class I *	1,165,098	24,624,704	503	2,506,183
Dividend Growth Class I *	3,397,044	87,800,216	6,538,559	9,229,053
Equity Index Class I *	10,403,392	817,171,419	20,696,915	57,600,214
Equity Index Class P *	24	1,955	1,946	—
Focused Growth Class I *	1,070,401	40,736,198	2,923,083	4,878,082
Growth Class I *	7,215,992	288,429,060	8,700,710	22,640,177
Large-Cap Growth Class I *	4,701,238	69,613,040	4,605,550	8,509,737
Large-Cap Value Class I *	5,088,433	131,089,123	7,595,551	11,919,058
Large-Cap Value Class P *	10	277	276	—
Main Street® Core Class I *	4,631,045	218,453,066	1,582,537	23,815,151
Mid-Cap Equity Class I *	5,746,149	132,314,507	20,861,315	24,678,530
Mid-Cap Growth Class I *	4,543,403	83,131,726	10,182,214	12,186,229
Mid-Cap Value Class I *	686,636	14,041,574	2,284,597	2,171,600
Mid-Cap Value Class P *	8	253	245	—
Small-Cap Equity Class I *	1,114,983	25,264,596	2,371,655	2,136,289
Small-Cap Index Class I *	9,087,732	235,222,279	14,862,733	21,279,220
Small-Cap Index Class P *	10	254	250	—
Small-Cap Value Class I *	3,096,599	68,043,005	3,777,030	6,361,349
Small-Cap Value Class P *	48	1,275	1,275	—
Value Advantage Class I *	287,964	5,625,687	2,337,416	305,159
Emerging Markets Class I *	8,433,112	173,475,912	7,805,186	11,577,238
Emerging Markets Class P *	159	3,394	3,388	—
International Large-Cap Class I *	19,937,580	216,113,876	8,476,464	8,655,404
International Large-Cap Class P *	706	8,242	8,207	—
International Small-Cap Class I *	4,101,335	44,120,509	4,455,915	3,320,303
International Small-Cap Class P *	177	2,636	2,636	—
International Value Class I *	10,484,141	133,840,214	6,193,123	8,273,589
Health Sciences Class I *	1,636,386	79,347,189	3,715,728	11,014,418
Real Estate Class I *	3,156,350	92,882,635	4,144,180	7,708,345
Technology Class I *	3,130,967	30,872,295	2,831,937	4,305,117
Technology Class P *	204	2,551	2,551	—
Currency Strategies Class I *	85,420	990,231	82,367	273,729
Pacific Dynamix - Conservative Growth Class I *	704,979	12,244,024	3,099,159	1,561,898
Pacific Dynamix - Moderate Growth Class I *	2,954,845	65,004,309	10,708,300	3,421,834
Pacific Dynamix - Moderate Growth Class P *	2,151	47,334	47,250	—
Pacific Dynamix - Growth Class I *	3,406,790	84,870,177	15,077,756	7,862,315
Portfolio Optimization Conservative Class I *	1,183,767	16,443,951	6,321,744	3,990,020
Portfolio Optimization Moderate-Conservative Class I *	3,536,524	53,817,853	2,529,405	3,896,707
Portfolio Optimization Moderate Class I *	14,701,299	241,840,289	4,809,612	22,655,285
Portfolio Optimization Growth Class I *	19,787,763	350,862,565	7,248,389	25,659,757
Portfolio Optimization Aggressive-Growth Class I *	9,308,188	170,954,108	7,914,748	10,191,188
PSF DFA Balanced Allocation Class D *	676,433	9,076,242	5,014,373	452,567

See Notes to Financial Statements	See explanation of symbol on page SA-3

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco Oppenheimer V.I. Global Series II	331,747	$13,916,792	$4,969,240	$2,389,552
Invesco Oppenheimer V.I. Main Street Small Cap Series I	38,174	890,219	713,903	379,805
Invesco V.I. International Growth Series I *	54	2,126	2,126	—
Invesco V.I. International Growth Series II	825,961	31,782,980	4,982,301	4,758,625
American Century VP Mid Cap Value Class I *	82	1,700	1,700	—
American Century VP Mid Cap Value Class II	1,677,718	34,728,759	8,779,038	6,269,090
American Funds IS Asset Allocation Class 2 *	767	18,254	18,315	—
American Funds IS Asset Allocation Class 4	3,175,442	75,162,702	19,006,328	2,910,735
American Funds IS Growth Class 2 *	159	12,782	12,759	—
American Funds IS Growth Class 4	1,177,078	93,471,771	12,804,831	5,286,039
American Funds IS Growth-Income Class 2 *	64	3,195	3,193	—
American Funds IS Growth-Income Class 4	2,069,871	102,500,035	16,308,944	5,403,716
BlackRock® Basic Value V.I. Class III	1,516,044	20,648,516	2,678,639	1,392,875
BlackRock Global Allocation V.I. Class III	4,404,174	63,772,446	7,695,887	8,906,402
BlackRock 60/40 Target Allocation ETF V.I. Class I	270,251	3,288,960	2,779,845	554,261
DFA VA International Value *	10	128	127	—
BNY Mellon VIF Appreciation Service Shares	27,454	1,161,046	622,527	172,229
Fidelity® VIP Contrafund® Initial Class *	172	6,394	6,382	—
Fidelity VIP Contrafund® Service Class 2	1,724,238	62,244,986	8,614,558	7,258,802
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	118,461	1,577,897	298,531	165,139
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	183,108	2,402,384	448,773	312,833
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	580,226	8,076,750	2,262,268	1,936,010
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	877,099	13,340,673	3,869,492	1,163,711
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	883,710	13,423,552	3,149,481	1,282,679
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	476,599	11,519,390	2,884,112	589,082
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	445,287	10,210,422	2,560,077	605,573
Fidelity VIP Freedom Income PortfolioSM Service Class 2	122,207	1,445,714	117,173	138,315
Fidelity VIP Government Money Market Service Class	162,012,567	162,012,567	81,354,702	106,097,209
Fidelity VIP Growth Service Class 2	146,321	11,329,616	1,728,463	2,070,999
Fidelity VIP International Index Service Class 2 *	287	2,878	2,835	—
Fidelity VIP Mid Cap Service Class 2	999,406	31,731,132	5,582,423	3,586,759
Fidelity VIP Value Strategies Service Class 2	435,974	5,855,134	1,541,700	782,838
Templeton Foreign VIP Class 2	1,486,314	20,704,349	2,679,599	3,482,219
Templeton Global Bond VIP Class 1 *	173	2,880	2,835	—
Templeton Global Bond VIP Class 2	2,605,371	41,607,781	5,957,584	3,631,303
Janus Henderson Enterprise Institutional Shares *	25	2,126	2,126	—
Janus Henderson Enterprise Service Shares	423,990	33,889,501	9,984,517	5,632,873
Janus Henderson Overseas Service Shares	521,756	16,644,014	1,358,301	1,744,921
Lazard Retirement Global Dynamic Multi-Asset Service Shares	108,322	1,478,600	214,321	425,588
Lazard Retirement International Equity Service Shares	101,248	1,049,939	754,614	145,377
ClearBridge Variable Aggressive Growth - Class II	815,001	22,526,633	2,744,110	1,876,248
ClearBridge Variable Mid Cap - Class II	904,780	20,339,456	9,853,386	1,350,465
Western Asset Variable Global High Yield Bond - Class II	68,479	508,799	107,513	58,772
Lord Abbett Bond Debenture Class VC	1,569,258	18,956,635	6,192,922	1,811,734
Lord Abbett Developing Growth Class VC	826,587	24,698,425	8,890,074	4,798,492
Lord Abbett Fundamental Equity Class VC	393,608	6,510,284	1,530,558	1,522,752
Lord Abbett Total Return Class VC	3,273,653	55,161,046	10,324,277	3,356,288
M Capital Appreciation	2,421,736	60,664,488	7,190,376	6,006,461
M International Equity	5,398,953	67,054,991	10,137,802	3,214,299
M Large Cap Growth	2,117,818	62,115,611	6,420,170	4,743,572
M Large Cap Value	2,259,752	28,924,827	5,634,174	6,156,421
MFS® New Discovery Series - Initial Class *	215	4,353	4,252	—
MFS New Discovery Series - Service Class	1,638,238	29,521,044	16,350,758	2,693,179
MFS Utilities Series - Service Class	403,390	13,941,146	4,078,396	3,593,271
MFS Value Series - Initial Class *	206	4,323	4,253	—
MFS Value Series - Service Class	1,114,421	22,867,924	6,131,654	2,408,791
Neuberger Berman Sustainable Equity Class I	22,013	591,917	260,929	356,645
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	540,331	6,802,762	491,828	516,537

See Notes to Financial Statements	See explanation of symbol on page SA-3

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
PIMCO Income - Administrative Class	283,818	$3,085,099	$3,006,883	$279,188
Royce Micro-Cap Service Class	236,299	2,254,295	458,469	463,873
State Street Total Return V.I.S. Class 3	130,361	2,067,528	955,831	112,046
T. Rowe Price Blue Chip Growth - I	193	7,511	7,521	—
T. Rowe Price Blue Chip Growth - II	3,968,696	148,508,609	12,305,369	6,097,552
T. Rowe Price Equity Income - I	218	5,907	6,177	—
T. Rowe Price Equity Income - II	3,101,365	83,767,871	14,415,117	2,802,653
VanEck VIP Global Hard Assets Initial Class *	1,253,546	23,867,509	3,358,185	2,991,583
Vanguard® VIF Mid-Cap Index *	11	256	255	—

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	High Yield	Inflation
	Income	Bond	Rate Income	Bond	Bond	Managed
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$4,868,941	$88,954,482	$33,053,997	$77,198,185	$85	$69,823,719
Receivables:
Due from Pacific Life Insurance Company	107,675	2,785	7,095	27,056	—	29,330
Investments sold	—	—	—	—	—	—
Total Assets	4,976,616	88,957,267	33,061,092	77,225,241	85	69,853,049
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	107,675	2,833	7,088	26,945	—	29,410
Total Liabilities	107,675	2,833	7,088	26,945	—	29,410
NET ASSETS	$4,868,941	$88,954,434	$33,054,004	$77,198,296	$85	$69,823,639
Units Outstanding	416,898	4,750,329	2,626,548	924,934	8	1,078,327
Accumulation Unit Value	$11.68	$18.73	$12.58	$83.46	$10.33	$64.75
Cost of Investments	$4,609,401	$76,995,756	$31,735,812	$65,655,554	$85	$64,064,871

	Inflation	Managed	Managed	Short Duration	Emerging
	Strategy	Bond	Bond	Bond	Markets Debt	Comstock
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,721,011	$255,502,161	$234	$87,104,836	$10,689,519	$63,268,849
Receivables:
Due from Pacific Life Insurance Company	208	181,133	—	125,921	279	6,098
Investments sold	—	—	—	—	—	—
Total Assets	1,721,219	255,683,294	234	87,230,757	10,689,798	63,274,947
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	207	181,094	—	125,847	279	5,811
Total Liabilities	207	181,094	—	125,847	279	5,811
NET ASSETS	$1,721,012	$255,502,200	$234	$87,104,910	$10,689,519	$63,269,136
Units Outstanding	150,907	3,396,868	23	6,308,357	820,079	2,220,468
Accumulation Unit Value	$11.40	$75.22	$9.98	$13.81	$13.03	$28.49
Cost of Investments	$1,624,095	$217,916,069	$234	$81,803,717	$10,130,799	$42,337,591

	Developing	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$24,624,704	$87,800,216	$817,171,419	$1,955	$40,736,198	$288,429,060
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1,700	8,468	21,674
Investments sold	3,298	66,654	61,546	—	—	—
Total Assets	24,628,002	87,866,870	817,232,965	3,655	40,744,666	288,450,734
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,154	66,539	60,904	—	—	—
Investments purchased	—	—	—	1,700	8,447	21,563
Total Liabilities	3,154	66,539	60,904	1,700	8,447	21,563
NET ASSETS	$24,624,848	$87,800,331	$817,172,061	$1,955	$40,736,219	$288,429,171
Units Outstanding	673,172	2,207,768	5,233,653	171	882,612	1,916,770
Accumulation Unit Value	$36.58	$39.77	$156.14	$11.42	$46.15	$150.48
Cost of Investments	$11,918,984	$49,771,864	$361,874,423	$1,946	$22,485,304	$113,712,666

See Notes to Financial Statements

	Variable Accounts
	Large-Cap	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap
	Growth	Value	Value	Core	Equity	Growth
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$69,613,040	$131,089,123	$277	$218,453,066	$132,314,507	$83,131,726
Receivables:
Due from Pacific Life Insurance Company	—	1,294	—	—	12,808	9,887
Investments sold	10,020	—	—	51,903	—	—
Total Assets	69,623,060	131,090,417	277	218,504,969	132,327,315	83,141,613
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9,969	—	—	51,865	—	—
Investments purchased	—	729	—	—	12,459	10,117
Total Liabilities	9,969	729	—	51,865	12,459	10,117
NET ASSETS	$69,613,091	$131,089,688	$277	$218,453,104	$132,314,856	$83,131,496
Units Outstanding	2,812,419	3,301,612	25	1,519,570	2,160,175	2,846,759
Accumulation Unit Value	$24.75	$39.70	$11.27	$143.76	$61.25	$29.20
Cost of Investments	$37,059,669	$71,647,686	$276	$106,755,828	$83,879,245	$48,520,253

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Index	Index	Value
	Class I	Class P	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$14,041,574	$253	$25,264,596	$235,222,279	$254	$68,043,005
Receivables:
Due from Pacific Life Insurance Company	3,731	—	—	28,277	—	—
Investments sold	—	—	642	—	—	3,858
Total Assets	14,045,305	253	25,265,238	235,250,556	254	68,046,863
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	557	—	—	3,797
Investments purchased	3,760	—	—	28,808	—	—
Total Liabilities	3,760	—	557	28,808	—	3,797
NET ASSETS	$14,041,545	$253	$25,264,681	$235,221,748	$254	$68,043,066
Units Outstanding	351,564	23	691,300	5,121,812	22	1,220,268
Accumulation Unit Value	$39.94	$11.24	$36.55	$45.93	$11.48	$55.76
Cost of Investments	$11,109,910	$245	$20,706,033	$136,156,002	$250	$47,194,534

	Small-Cap	Value	Emerging	Emerging	International	International
	Value	Advantage	Markets	Markets	Large-Cap	Large-Cap
	Class P	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,275	$5,625,687	$173,475,912	$3,394	$216,113,876	$8,242
Receivables:
Due from Pacific Life Insurance Company	1,275	836	—	—	46,557	1,700
Investments sold	—	—	5,973	—	—	—
Total Assets	2,550	5,626,523	173,481,885	3,394	216,160,433	9,942
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	6,215	—	—	—
Investments purchased	1,275	836	—	—	46,749	1,700
Total Liabilities	1,275	836	6,215	—	46,749	1,700
NET ASSETS	$1,275	$5,625,687	$173,475,670	$3,394	$216,113,684	$8,242
Units Outstanding	110	287,948	3,072,067	289	9,991,096	729
Accumulation Unit Value	$11.59	$19.54	$56.47	$11.73	$21.63	$11.30
Cost of Investments	$1,275	$4,739,980	$127,818,275	$3,388	$147,127,430	$8,207

See Notes to Financial Statements

	Variable Accounts
	International	International	International	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class P	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$44,120,509	$2,636	$133,840,214	$79,347,189	$92,882,635	$30,872,295
Receivables:
Due from Pacific Life Insurance Company	29,731	2,551	10,165	4,221	17,369	10,219
Investments sold	—	—	—	—	—	—
Total Assets	44,150,240	5,187	133,850,379	79,351,410	92,900,004	30,882,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	29,685	2,551	10,220	4,186	17,463	10,293
Total Liabilities	29,685	2,551	10,220	4,186	17,463	10,293
NET ASSETS	$44,120,555	$2,636	$133,840,159	$79,347,224	$92,882,541	$30,872,221
Units Outstanding	2,709,524	229	4,156,543	969,508	1,097,955	1,784,422
Accumulation Unit Value	$16.28	$11.49	$32.20	$81.84	$84.60	$17.30
Cost of Investments	$39,744,326	$2,636	$107,680,154	$47,234,986	$64,665,364	$21,621,300

			Pacific	Pacific	Pacific
			Dynamix -	Dynamix -	Dynamix -	Pacific
		Currency	Conservative	Moderate	Moderate	Dynamix -
	Technology	Strategies	Growth	Growth	Growth	Growth
	Class P	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,551	$990,231	$12,244,024	$65,004,309	$47,334	$84,870,177
Receivables:
Due from Pacific Life Insurance Company	2,551	1	1,642	467,995	—	219,599
Investments sold	—	—	—	—	—	—
Total Assets	5,102	990,232	12,245,666	65,472,304	47,334	85,089,776
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	2,551	—	1,642	468,033	—	219,610
Total Liabilities	2,551	—	1,642	468,033	—	219,610
NET ASSETS	$2,551	$990,232	$12,244,024	$65,004,271	$47,334	$84,870,166
Units Outstanding	230	87,273	579,729	2,619,824	4,556	2,924,588
Accumulation Unit Value	$11.09	$11.35	$21.12	$24.81	$10.39	$29.02
Cost of Investments	$2,551	$967,046	$10,611,303	$53,684,106	$47,250	$67,901,459

		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
ASSETS
Investments in mutual funds, at value	$16,443,951	$53,817,853	$241,840,289	$350,862,565	$170,954,108	$9,076,242
Receivables:
Due from Pacific Life Insurance Company	179	—	—	22,137	—	49
Investments sold	—	—	2,295	—	95,020	—
Total Assets	16,444,130	53,817,853	241,842,584	350,884,702	171,049,128	9,076,291
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	43	1,997	—	95,293	—
Investments purchased	191	—	—	22,384	—	48
Total Liabilities	191	43	1,997	22,384	95,293	48
NET ASSETS	$16,443,939	$53,817,810	$241,840,587	$350,862,318	$170,953,835	$9,076,243
Units Outstanding	1,144,298	3,430,829	14,309,533	19,347,325	9,136,572	678,497
Accumulation Unit Value	$14.37	$15.69	$16.90	$18.13	$18.71	$13.38
Cost of Investments	$14,757,148	$40,258,311	$158,829,271	$208,904,563	$104,905,728	$8,218,789

See Notes to Financial Statements

	Variable Accounts
		Invesco
	Invesco	Oppenheimer	Invesco V.I.	Invesco V.I.	American	American
	Oppenheimer	V.I. Main Street	International	International	Century	Century
	V.I. Global	Small Cap	Growth	Growth	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series I	Series II	Class I	Class II
ASSETS
Investments in mutual funds, at value	$13,916,792	$890,219	$2,126	$31,782,980	$1,700	$34,728,759
Receivables:
Due from Pacific Life Insurance Company	18,790	7,429	2,126	16,541	1,700	47,529
Investments sold	—	—	—	—	—	—
Total Assets	13,935,582	897,648	4,252	31,799,521	3,400	34,776,288
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	18,247	7,428	2,126	16,562	1,700	47,542
Total Liabilities	18,247	7,428	2,126	16,562	1,700	47,542
NET ASSETS	$13,917,335	$890,220	$2,126	$31,782,959	$1,700	$34,728,746
Units Outstanding	736,252	79,010	190	1,978,911	148	1,432,391
Accumulation Unit Value	$18.90	$11.27	$11.16	$16.06	$11.52	$24.25
Cost of Investments	$13,872,359	$841,789	$2,126	$29,244,275	$1,700	$34,323,543

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2	Class 4	Class 2	Class 4	Class 2	Class 4
ASSETS
Investments in mutual funds, at value	$18,254	$75,162,702	$12,782	$93,471,771	$3,195	$102,500,035
Receivables:
Due from Pacific Life Insurance Company	—	515,741	—	—	—	—
Investments sold	—	—	—	57,333	—	13,794
Total Assets	18,254	75,678,443	12,782	93,529,104	3,195	102,513,829
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	57,383	—	13,798
Investments purchased	—	515,749	—	—	—	—
Total Liabilities	—	515,749	—	57,383	—	13,798
NET ASSETS	$18,254	$75,162,694	$12,782	$93,471,721	$3,195	$102,500,031
Units Outstanding	1,674	2,317,682	1,103	2,277,276	284	3,036,847
Accumulation Unit Value	$10.91	$32.43	$11.59	$41.05	$11.23	$33.75
Cost of Investments	$18,315	$69,680,332	$12,759	$81,796,587	$3,193	$95,040,042

		BlackRock	BlackRock
	BlackRock	Global	60/40 Target	DFA VA	BNY Mellon VIF	Fidelity VIP
	Basic Value	Allocation	Allocation	International	Appreciation	Contrafund
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Value	Service Shares	Initial Class
ASSETS
Investments in mutual funds, at value	$20,648,516	$63,772,446	$3,288,960	$128	$1,161,046	$6,394
Receivables:
Due from Pacific Life Insurance Company	487	488,414	32,107	—	288	—
Investments sold	—	—	—	—	—	—
Total Assets	20,649,003	64,260,860	3,321,067	128	1,161,334	6,394
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	466	488,425	32,107	—	288	—
Total Liabilities	466	488,425	32,107	—	288	—
NET ASSETS	$20,648,537	$63,772,435	$3,288,960	$128	$1,161,046	$6,394
Units Outstanding	778,206	2,562,814	250,553	11	58,055	574
Accumulation Unit Value	$26.53	$24.88	$13.13	$11.58	$20.00	$11.15
Cost of Investments	$21,415,309	$63,908,216	$3,179,243	$127	$1,085,328	$6,382

See Notes to Financial Statements

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$62,244,986	$1,577,897	$2,402,384	$8,076,750	$13,340,673	$13,423,552
Receivables:
Due from Pacific Life Insurance Company	—	—	273	11,454	1,698	32,886
Investments sold	31,497	—	—	—	—	—
Total Assets	62,276,483	1,577,897	2,402,657	8,088,204	13,342,371	13,456,438
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	31,628	—	—	—	—	—
Investments purchased	—	—	284	11,446	1,682	32,880
Total Liabilities	31,628	—	284	11,446	1,682	32,880
NET ASSETS	$62,244,855	$1,577,897	$2,402,373	$8,076,758	$13,340,689	$13,423,558
Units Outstanding	1,714,933	88,951	132,674	446,994	699,574	705,639
Accumulation Unit Value	$36.30	$17.74	$18.11	$18.07	$19.07	$19.02
Cost of Investments	$55,166,936	$1,477,650	$2,332,702	$7,554,690	$12,095,010	$12,003,839

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	International Index
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$11,519,390	$10,210,422	$1,445,714	$162,012,567	$11,329,616	$2,878
Receivables:
Due from Pacific Life Insurance Company	9,495	5,091	—	1,753,646	65	—
Investments sold	—	—	—	—	—	—
Total Assets	11,528,885	10,215,513	1,445,714	163,766,213	11,329,681	2,878
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	2	—	—	—
Investments purchased	9,489	5,090	—	1,753,368	54	—
Total Liabilities	9,489	5,090	2	1,753,368	54	—
NET ASSETS	$11,519,396	$10,210,423	$1,445,712	$162,012,845	$11,329,627	$2,878
Units Outstanding	564,887	493,443	91,392	15,544,800	282,546	253
Accumulation Unit Value	$20.39	$20.69	$15.82	$10.42	$40.10	$11.39
Cost of Investments	$10,081,136	$8,968,207	$1,355,784	$162,012,567	$9,687,258	$2,835

						Janus
						Henderson
	Fidelity VIP	Fidelity VIP		Templeton	Templeton	Enterprise
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Global Bond	Institutional
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 1	VIP Class 2	Shares
ASSETS
Investments in mutual funds, at value	$31,731,132	$5,855,134	$20,704,349	$2,880	$41,607,781	$2,126
Receivables:
Due from Pacific Life Insurance Company	26,073	24,432	29,864	—	2,598	2,126
Investments sold	—	—	—	—	—	—
Total Assets	31,757,205	5,879,566	20,734,213	2,880	41,610,379	4,252
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	25,949	24,427	29,108	—	2,571	2,126
Total Liabilities	25,949	24,427	29,108	—	2,571	2,126
NET ASSETS	$31,731,256	$5,855,139	$20,705,105	$2,880	$41,607,808	$2,126
Units Outstanding	948,657	210,186	1,551,281	284	3,215,145	195
Accumulation Unit Value	$33.45	$27.86	$13.35	$10.14	$12.94	$10.90
Cost of Investments	$32,147,691	$5,844,000	$20,690,141	$2,835	$44,272,910	$2,126

See Notes to Financial Statements

	Variable Accounts
	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement	Variable	Variable
	Enterprise	Overseas	Multi-Asset	International Equity	Aggressive	Mid Cap -
	Service Shares	Service Shares	Service Shares	Service Shares	Growth - Class II	Class II
ASSETS
Investments in mutual funds, at value	$33,889,501	$16,644,014	$1,478,600	$1,049,939	$22,526,633	$20,339,456
Receivables:
Due from Pacific Life Insurance Company	47,371	38,182	1	5	21,368	—
Investments sold	—	—	—	—	—	7,812
Total Assets	33,936,872	16,682,196	1,478,601	1,049,944	22,548,001	20,347,268
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	7,828
Investments purchased	47,368	38,340	—	4	21,381	—
Total Liabilities	47,368	38,340	—	4	21,381	7,828
NET ASSETS	$33,889,504	$16,643,856	$1,478,601	$1,049,940	$22,526,620	$20,339,440
Units Outstanding	888,143	1,412,667	106,485	100,044	831,329	805,291
Accumulation Unit Value	$38.16	$11.78	$13.89	$10.49	$27.10	$25.26
Cost of Investments	$27,839,422	$15,588,321	$1,383,652	$994,847	$21,873,250	$18,415,384

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
ASSETS
Investments in mutual funds, at value	$508,799	$18,956,635	$24,698,425	$6,510,284	$55,161,046	$60,664,488
Receivables:
Due from Pacific Life Insurance Company	177	30,647	926	623	18,841	5,841
Investments sold	—	—	—	—	—	—
Total Assets	508,976	18,987,282	24,699,351	6,510,907	55,179,887	60,670,329
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	176	30,622	1,096	623	18,864	5,491
Total Liabilities	176	30,622	1,096	623	18,864	5,491
NET ASSETS	$508,800	$18,956,660	$24,698,255	$6,510,284	$55,161,023	$60,664,838
Units Outstanding	40,942	1,428,573	952,892	283,051	4,631,369	573,228
Accumulation Unit Value	$12.43	$13.27	$25.92	$23.00	$11.91	$105.83
Cost of Investments	$514,728	$19,054,687	$25,129,058	$6,533,236	$54,888,186	$65,003,984

				MFS	MFS	MFS
				New Discovery	New Discovery	Utilities
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$67,054,991	$62,115,611	$28,924,827	$4,353	$29,521,044	$13,941,146
Receivables:
Due from Pacific Life Insurance Company	16,835	—	10,333	—	30,184	—
Investments sold	—	7,045	—	—	—	4,436
Total Assets	67,071,826	62,122,656	28,935,160	4,353	29,551,228	13,945,582
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6,142	—	—	—	4,395
Investments purchased	16,902	—	10,646	—	30,198	—
Total Liabilities	16,902	6,142	10,646	—	30,198	4,395
NET ASSETS	$67,054,924	$62,116,514	$28,924,514	$4,353	$29,521,030	$13,941,187
Units Outstanding	1,757,542	770,602	863,778	385	876,290	599,411
Accumulation Unit Value	$38.15	$80.61	$33.49	$11.30	$33.69	$23.26
Cost of Investments	$64,402,763	$51,578,458	$28,926,544	$4,252	$30,423,796	$11,929,254

See Notes to Financial Statements

	Variable Accounts
				PIMCO
	MFS	MFS	Neuberger Berman	Global Multi-	PIMCO
	Value	Value	Sustainable	Asset Managed	Income -	Royce
	Series -	Series -	Equity	Allocation -	Administrative	Micro-Cap
	Initial Class	Service Class	Class I	Advisor Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$4,323	$22,867,924	$591,917	$6,802,762	$3,085,099	$2,254,295
Receivables:
Due from Pacific Life Insurance Company	—	12,146	3,832	35	38,054	6,549
Investments sold	—	—	—	—	—	—
Total Assets	4,323	22,880,070	595,749	6,802,797	3,123,153	2,260,844
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	—	12,151	3,833	144	38,053	6,592
Total Liabilities	—	12,151	3,833	144	38,053	6,592
NET ASSETS	$4,323	$22,867,919	$591,916	$6,802,653	$3,085,100	$2,254,252
Units Outstanding	384	1,517,487	28,899	544,179	281,310	150,104
Accumulation Unit Value	$11.26	$15.07	$20.48	$12.50	$10.97	$15.02
Cost of Investments	$4,253	$21,631,934	$555,846	$6,376,083	$3,037,129	$2,399,978

	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - I	Growth - II	Income - I	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$2,067,528	$7,511	$148,508,609	$5,907	$83,767,871	$23,867,509
Receivables:
Due from Pacific Life Insurance Company	301	—	64,779	—	66,021	24,089
Investments sold	—	—	—	—	—	—
Total Assets	2,067,829	7,511	148,573,388	5,907	83,833,892	23,891,598
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—
Investments purchased	301	—	64,922	—	66,142	24,108
Total Liabilities	301	—	64,922	—	66,142	24,108
NET ASSETS	$2,067,528	$7,511	$148,508,466	$5,907	$83,767,750	$23,867,490
Units Outstanding	114,403	679	3,267,610	519	3,107,815	1,438,768
Accumulation Unit Value	$18.07	$11.06	$45.45	$11.39	$26.95	$16.59
Cost of Investments	$2,189,695	$7,521	$91,380,555	$6,177	$83,277,301	$26,296,851

Vanguard VIF
Mid-Cap Index
ASSETS
Investments in mutual funds, at value	$256
Receivables:
Due from Pacific Life Insurance Company	—
Investments sold	—
Total Assets	256
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—
Investments purchased	—
Total Liabilities	—
NET ASSETS	$256
Units Outstanding	24
Accumulation Unit Value	$10.57
Cost of Investments	$255

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	Variable Accounts
	Core	Diversified	Floating	High Yield	High Yield	Inflation
	Income	Bond	Rate Income	Bond	Bond	Managed
	Class I	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,954	1,616,650	424,319	2,825,364	—	(390,333)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	54,954	1,616,650	424,319	2,825,364	—	(390,333)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	256,516	8,614,023	1,246,600	6,496,607	—	6,150,342
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,470	$10,230,673	$1,670,919	$9,321,971	$—	$5,760,009

	Inflation	Managed	Managed	Short Duration	Emerging
	Strategy	Bond	Bond	Bond	Markets Debt	Comstock
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,481	2,222,362	—	462,983	65,376	2,516,813
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	18,481	2,222,362	—	462,983	65,376	2,516,813
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	105,780	18,100,621	—	3,002,945	844,357	10,332,405
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,261	$20,322,983	$—	$3,465,928	$909,733	$12,849,218

	Developing	Dividend	Equity	Equity	Focused
	Growth	Growth	Index	Index	Growth	Growth
	Class I	Class I	Class I	Class P (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,211,864	5,197,208	35,320,829	—	3,241,358	10,573,701
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,211,864	5,197,208	35,320,829	—	3,241,358	10,573,701
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,284,797	15,454,368	164,468,905	9	7,867,392	71,368,540
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,496,661	$20,651,576	$199,789,734	$9	$11,108,750	$81,942,241

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Large-Cap	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap
	Growth	Value	Value	Core	Equity	Growth
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,383,724	6,752,805	—	13,409,110	10,525,964	6,397,575
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	5,383,724	6,752,805	—	13,409,110	10,525,964	6,397,575
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,091,519	22,656,844	1	43,205,480	14,203,590	17,335,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,475,243	$29,409,649	$1	$56,614,590	$24,729,554	$23,732,620

	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap
	Value	Value	Equity	Index	Index	Value
	Class I	Class P (1)	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	545,099	—	556,054	14,512,443	—	3,027,946
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	545,099	—	556,054	14,512,443	—	3,027,946
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,618,842	8	4,228,549	33,320,309	4	9,819,887
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,163,941	$8	$4,784,603	$47,832,752	$4	$12,847,833

	Small-Cap	Value	Emerging	Emerging	International	International
	Value	Advantage	Markets	Markets	Large-Cap	Large-Cap
	Class P (1)	Class I	Class I	Class P (1)	Class I	Class P (1)
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	91,559	1,522,830	—	3,642,008	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	91,559	1,522,830	—	3,642,008	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	829,988	34,129,887	6	43,645,583	35
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$921,547	$35,652,717	$6	$47,287,591	$35

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	International	International	International	Health	Real
	Small-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class P (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	614,197	—	2,186,140	7,005,028	3,245,361	1,492,040
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	614,197	—	2,186,140	7,005,028	3,245,361	1,492,040
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,625,755	—	17,164,053	9,799,276	19,436,216	6,875,275
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,239,952	$—	$19,350,193	$16,804,304	$22,681,577	$8,367,315

			Pacific	Pacific	Pacific
			Dynamix -	Dynamix -	Dynamix -	Pacific
		Currency	Conservative	Moderate	Moderate	Dynamix -
	Technology	Strategies	Growth	Growth	Growth	Growth
	Class P (1)	Class I	Class I	Class I	Class P (1)	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	11,960	257,917	922,507	—	2,559,030
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	—	11,960	257,917	922,507	—	2,559,030
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	(5,784)	1,284,558	8,776,896	84	12,315,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$6,176	$1,542,475	$9,699,403	$84	$14,874,075

		Portfolio			Portfolio
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	PSF DFA
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	Balanced
	Conservative	Conservative	Moderate	Growth	Growth	Allocation
	Class I	Class I	Class I	Class I	Class I	Class D
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	731,628	1,238,243	8,474,521	10,822,144	4,591,239	52,731
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	731,628	1,238,243	8,474,521	10,822,144	4,591,239	52,731
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	889,024	5,979,865	30,919,784	53,688,847	28,636,302	1,023,059
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,652	$7,218,108	$39,394,305	$64,510,991	$33,227,541	$1,075,790

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
		Invesco
	Invesco	Oppenheimer	Invesco V.I.	Invesco V.I.	American	American
	Oppenheimer	V.I. Main Street	International	International	Century	Century
	V.I. Global	Small Cap	Growth	Growth	VP Mid Cap Value	VP Mid Cap Value
	Series II	Series I	Series I (1)	Series II	Class I (1)	Class II
INVESTMENT INCOME
Dividends	$77,378	$1,485	$—	$383,008	$—	$613,393
Net Investment Income	77,378	1,485	—	383,008	—	613,393
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	400,618	(57,518)	—	144,848	—	(104,679)
Capital gain distributions	1,747,476	68,575	—	1,925,072	—	3,349,471
Realized Gain (Loss) on Investments	2,148,094	11,057	—	2,069,920	—	3,244,792
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	945,427	141,776	—	4,838,596	—	4,128,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,170,899	$154,318	$—	$7,291,524	$—	$7,986,849

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset Allocation	IS Asset Allocation	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 2 (1)	Class 4	Class 2 (1)	Class 4	Class 2 (1)	Class 4
INVESTMENT INCOME
Dividends	$—	$1,141,742	$—	$481,034	$—	$1,425,801
Net Investment Income	—	1,141,742	—	481,034	—	1,425,801
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	213,669	—	414,562	—	149,258
Capital gain distributions	—	3,033,536	—	8,976,627	—	9,523,627
Realized Gain (Loss) on Investments	—	3,247,205	—	9,391,189	—	9,672,885
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(61)	7,155,567	23	12,193,222	2	10,038,912
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61)	$11,544,514	$23	$22,065,445	$2	$21,137,598

		BlackRock	BlackRock
	BlackRock	Global	60/40 Target	DFA VA	BNY Mellon VIF	Fidelity VIP
	Basic Value	Allocation	Allocation	International	Appreciation	Contrafund
	V.I. Class III	V.I. Class III	ETF V.I. Class I	Value (1)	Service Shares	Initial Class (1)
INVESTMENT INCOME
Dividends	$420,996	$775,806	$62,769	$—	$6,500	$—
Net Investment Income	420,996	775,806	62,769	—	6,500	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	35,279	27,905	52,764	—	(10,519)	—
Capital gain distributions	1,676,202	2,433,417	29,299	—	59,367	—
Realized Gain (Loss) on Investments	1,711,481	2,461,322	82,063	—	48,848	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,882,464	6,701,993	152,178	1	160,919	12
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,014,941	$9,939,121	$297,010	$1	$216,267	$12

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030
	Contrafund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$127,314	$28,471	$41,750	$139,102	$226,148	$219,690
Net Investment Income	127,314	28,471	41,750	139,102	226,148	219,690
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,091,622	9,150	10,981	77,602	92,189	68,180
Capital gain distributions	6,808,314	58,359	156,538	418,198	283,077	392,489
Realized Gain (Loss) on Investments	8,899,936	67,509	167,519	495,800	375,266	460,669
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,726,043	117,498	154,625	768,287	1,512,156	1,771,330
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,753,293	$213,478	$363,894	$1,403,189	$2,113,570	$2,451,689

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2035	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	International Index
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2 (1)
INVESTMENT INCOME
Dividends	$166,533	$143,187	$26,173	$3,098,660	$5,712	$—
Net Investment Income	166,533	143,187	26,173	3,098,660	5,712	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	56,597	45,818	5,783	—	342,833	—
Capital gain distributions	271,536	268,609	29,874	—	650,530	—
Realized Gain (Loss) on Investments	328,133	314,427	35,657	—	993,363	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,700,720	1,576,093	93,010	—	1,978,534	43
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,195,386	$2,033,707	$154,840	$3,098,660	$2,977,609	$43

						Janus
						Henderson
	Fidelity VIP	Fidelity VIP		Templeton	Templeton	Enterprise
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Global Bond	Institutional
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 1 (1)	VIP Class 2	Shares (1)
INVESTMENT INCOME
Dividends	$205,782	$72,660	$351,186	$—	$2,990,015	$—
Net Investment Income	205,782	72,660	351,186	—	2,990,015	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(544,105)	(224,902)	(482,533)	—	(382,397)	—
Capital gain distributions	3,328,662	421,235	209,621	—	—	—
Realized Gain (Loss) on Investments	2,784,557	196,333	(272,912)	—	(382,397)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,180,613	1,131,859	2,324,741	45	(1,785,849)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,170,952	$1,400,852	$2,403,015	$45	$821,769	$—

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement	Variable	Variable
	Enterprise	Overseas	Multi-Asset	International Equity	Aggressive	Mid Cap -
	Service Shares	Service Shares	Service Shares	Service Shares	Growth - Class II	Class II
INVESTMENT INCOME
Dividends	$16,025	$274,822	$716	$2,262	$156,864	$39,623
Net Investment Income	16,025	274,822	716	2,262	156,864	39,623
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,370,656	(66,429)	32,028	(9,777)	(346,495)	108,741
Capital gain distributions	1,883,873	—	2,075	—	389,300	108,764
Realized Gain (Loss) on Investments	3,254,529	(66,429)	34,103	(9,777)	42,805	217,505
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,328,537	3,354,039	205,499	115,503	4,207,202	2,673,185
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,599,091	$3,562,432	$240,318	$107,988	$4,406,871	$2,930,313

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return	M Capital
	Class II	Class VC	Class VC	Class VC	Class VC	Appreciation
INVESTMENT INCOME
Dividends	$24,433	$718,537	$—	$78,697	$1,431,731	$184,030
Net Investment Income	24,433	718,537	—	78,697	1,431,731	184,030
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,134)	(12,825)	1,615,818	(497,004)	(46,549)	481,575
Capital gain distributions	—	—	2,248,822	160,004	—	4,653,622
Realized Gain (Loss) on Investments	(2,134)	(12,825)	3,864,640	(337,000)	(46,549)	5,135,197
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	38,363	1,256,806	1,577,844	1,474,314	2,581,573	8,572,374
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,662	$1,962,518	$5,442,484	$1,216,011	$3,966,755	$13,891,601

				MFS	MFS	MFS
				New Discovery	New Discovery	Utilities
	M International	M Large Cap	M Large Cap	Series -	Series -	Series -
	Equity	Growth	Value	Initial Class (1)	Service Class	Service Class
INVESTMENT INCOME
Dividends	$1,758,072	$—	$481,865	$—	$—	$497,342
Net Investment Income	1,758,072	—	481,865	—	—	497,342
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	392,975	1,510,800	(789,988)	—	156,575	692,222
Capital gain distributions	—	3,542,647	895,928	—	3,696,710	39,393
Realized Gain (Loss) on Investments	392,975	5,053,447	105,940	—	3,853,285	731,615
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,709,113	11,820,111	4,760,751	101	1,872,982	1,565,769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,860,160	$16,873,558	$5,348,556	$101	$5,726,267	$2,794,726

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
				PIMCO
	MFS	MFS	Neuberger Berman	Global Multi-	PIMCO
	Value	Value	Sustainable	Asset Managed	Income -	Royce
	Series -	Series -	Equity	Allocation -	Administrative	Micro-Cap
	Initial Class (1)	Service Class	Class I	Advisor Class	Class	Service Class
INVESTMENT INCOME
Dividends	$—	$390,992	$2,293	$135,228	$58,310	$—
Net Investment Income	—	390,992	2,293	135,228	58,310	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	228,323	20,772	21,010	6,424	(40,129)
Capital gain distributions	—	939,471	30,548	—	—	198,122
Realized Gain (Loss) on Investments	—	1,167,794	51,320	21,010	6,424	157,993
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	70	3,316,920	74,812	847,241	50,985	212,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70	$4,875,706	$128,425	$1,003,479	$115,719	$370,645

	State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Blue Chip	Equity	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - I (1)	Growth - II	Income - I (1)	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$41,906	$—	$—	$37	$1,536,771	$—
Net Investment Income	41,906	—	—	37	1,536,771	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(21,694)	—	3,732,980	—	594,512	(1,413,447)
Capital gain distributions	—	188	3,860,878	347	4,957,517	—
Realized Gain (Loss) on Investments	(21,694)	188	7,593,858	347	5,552,029	(1,413,447)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	163,040	(10)	25,914,945	(270)	9,513,801	3,867,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,252	$178	$33,508,803	$114	$16,602,601	$2,453,568

Vanguard VIF
Mid-Cap Index (1)
INVESTMENT INCOME
Dividends	$—
Net Investment Income	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—
Capital gain distributions	—
Realized Gain (Loss) on Investments	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	54,954	19,368	1,616,650	1,472,370	424,319	91,029
Change in net unrealized appreciation (depreciation) on investments	256,516	(51,364)	8,614,023	(2,643,195)	1,246,600	(206,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	311,470	(31,996)	10,230,673	(1,170,825)	1,670,919	(115,052)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	470,708	279,842	2,363,016	2,519,528	1,769,661	445,047
Transfers between variable and fixed accounts, net	2,544,037	152,600	5,829,275	13,453,111	20,978,554	6,716,353
Policy maintenance charges	(156,053)	(115,579)	(2,918,534)	(2,949,400)	(1,033,851)	(289,968)
Policy benefits and terminations	(57,192)	(41,601)	(3,731,790)	(1,717,509)	(516,410)	(227,552)
Policy loans and loan repayments	(7,108)	(48,075)	(1,001,893)	60,514	(180,853)	(16,055)
Other	1,502	1,106	42,257	55,230	35,596	6,183
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,795,894	228,293	582,331	11,421,474	21,052,697	6,634,008
NET INCREASE (DECREASE) IN NET ASSETS	3,107,364	196,297	10,813,004	10,250,649	22,723,616	6,518,956
NET ASSETS
Beginning of Year	1,761,577	1,565,280	78,141,430	67,890,781	10,330,388	3,811,432
End of Year	$4,868,941	$1,761,577	$88,954,434	$78,141,430	$33,054,004	$10,330,388

	High Yield Bond		High Yield Bond		Inflation Managed
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	2,825,364	5,339,797	—		(390,333)	(1,832,683)
Change in net unrealized appreciation (depreciation) on investments	6,496,607	(7,876,688)	—		6,150,342	202,072
Net Increase (Decrease) in Net Assets Resulting from Operations	9,321,971	(2,536,891)	—		5,760,009	(1,630,611)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,819,351	3,145,465	—		2,998,076	3,379,248
Transfers between variable and fixed accounts, net	4,761,346	(9,957,565)	85		(717,523)	(4,332,049)
Policy maintenance charges	(3,180,566)	(3,187,057)	—		(3,209,986)	(3,311,181)
Policy benefits and terminations	(2,187,911)	(10,461,825)	—		(3,263,163)	(3,593,217)
Policy loans and loan repayments	(121,990)	29,876	—		(224,030)	(265,207)
Other	47,308	65,003	—		50,609	61,837
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,137,538	(20,366,103)	85		(4,366,017)	(8,060,569)
NET INCREASE (DECREASE) IN NET ASSETS	11,459,509	(22,902,994)	85		1,393,992	(9,691,180)
NET ASSETS
Beginning of Year or Period	65,738,787	88,641,781	—		68,429,647	78,120,827
End of Year or Period	$77,198,296	$65,738,787	$85		$69,823,639	$68,429,647

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Inflation Strategy		Managed Bond		Managed Bond
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	18,481	13,175	2,222,362	2,527,431	—
Change in net unrealized appreciation (depreciation) on investments	105,780	(40,806)	18,100,621	(4,252,973)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	124,261	(27,631)	20,322,983	(1,725,542)	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	73,687	99,171	9,445,463	10,998,638	—
Transfers between variable and fixed accounts, net	(45,974)	(147,959)	688,614	(5,074,762)	234
Policy maintenance charges	(56,410)	(62,707)	(10,719,575)	(11,292,409)	—
Policy benefits and terminations	(17,745)	(106,064)	(10,956,228)	(9,117,568)	—
Policy loans and loan repayments	4,885	(858)	325,927	(1,454,711)	—
Other	1,326	909	184,242	173,657	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(40,231)	(217,508)	(11,031,557)	(15,767,155)	234
NET INCREASE (DECREASE) IN NET ASSETS	84,030	(245,139)	9,291,426	(17,492,697)	234
NET ASSETS
Beginning of Year or Period	1,636,982	1,882,121	246,210,774	263,703,471	—
End of Year or Period	$1,721,012	$1,636,982	$255,502,200	$246,210,774	$234

	Short Duration Bond		Emerging Markets Debt		Comstock
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	462,983	331,819	65,376	532,832	2,516,813	2,880,068
Change in net unrealized appreciation (depreciation) on investments	3,002,945	531,862	844,357	(1,169,466)	10,332,405	(10,312,746)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,465,928	863,681	909,733	(636,634)	12,849,218	(7,432,678)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,965,190	4,744,625	384,795	568,145	4,101,424	4,510,171
Transfers between variable and fixed accounts, net	5,168,316	9,199,664	401,996	3,080,509	(1,869,727)	(1,365,812)
Policy maintenance charges	(4,128,448)	(3,733,207)	(216,454)	(297,773)	(2,859,003)	(3,011,668)
Policy benefits and terminations	(2,107,919)	(2,227,898)	(194,183)	(494,913)	(1,691,605)	(1,875,838)
Policy loans and loan repayments	(410,478)	(107,853)	(23,204)	19,846	(97,324)	(265,387)
Other	72,447	52,176	13,444	4,173	33,804	24,885
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,559,108	7,927,507	366,394	2,879,987	(2,382,431)	(1,983,649)
NET INCREASE (DECREASE) IN NET ASSETS	7,025,036	8,791,188	1,276,127	2,243,353	10,466,787	(9,416,327)
NET ASSETS
Beginning of Year	80,079,874	71,288,686	9,413,392	7,170,039	52,802,349	62,218,676
End of Year	$87,104,910	$80,079,874	$10,689,519	$9,413,392	$63,269,136	$52,802,349

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Developing Growth		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,211,864	1,160,296	5,197,208	4,136,171	35,320,829	33,357,849
Change in net unrealized appreciation (depreciation) on investments	5,284,797	332,777	15,454,368	(4,972,018)	164,468,905	(64,424,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,496,661	1,493,073	20,651,576	(835,847)	199,789,734	(31,066,572)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	2,999,635	2,924,099	25,988,623	25,753,726
Transfers between variable and fixed accounts, net	(543,286)	(641,649)	119,671	(1,272,437)	(10,689,058)	(16,667,971)
Policy maintenance charges	(799,751)	(783,206)	(2,823,352)	(2,763,883)	(25,345,309)	(24,632,322)
Policy benefits and terminations	(956,525)	(1,122,242)	(2,709,272)	(3,375,988)	(25,832,404)	(22,446,349)
Policy loans and loan repayments	(203,634)	(124,547)	(308,857)	(266,179)	(1,375,647)	(4,230,096)
Other	(2,447)	(6,652)	31,718	19,761	350,653	327,044
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,505,643)	(2,678,296)	(2,690,457)	(4,734,627)	(36,903,142)	(41,895,968)
NET INCREASE (DECREASE) IN NET ASSETS	3,991,018	(1,185,223)	17,961,119	(5,570,474)	162,886,592	(72,962,540)
NET ASSETS
Beginning of Year	20,633,830	21,819,053	69,839,212	75,409,686	654,285,469	727,248,009
End of Year	$24,624,848	$20,633,830	$87,800,331	$69,839,212	$817,172,061	$654,285,469

	Equity Index		Focused Growth		Growth
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		3,241,358	3,474,353	10,573,701	10,613,073
Change in net unrealized appreciation (depreciation) on investments	9		7,867,392	(1,699,810)	71,368,540	(3,900,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	9		11,108,750	1,774,543	81,942,241	6,712,541
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,404,695	1,419,026	7,211,607	7,884,387
Transfers between variable and fixed accounts, net	1,946		12,414	(703,359)	787,487	(1,354,705)
Policy maintenance charges	—		(1,392,604)	(1,328,119)	(10,716,979)	(10,231,200)
Policy benefits and terminations	—		(1,875,655)	(1,069,137)	(11,035,326)	(8,612,853)
Policy loans and loan repayments	—		(120,337)	(248,076)	(276,349)	(3,250,972)
Other	—		16,496	17,696	90,130	56,143
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,946		(1,954,991)	(1,911,969)	(13,939,430)	(15,509,200)
NET INCREASE (DECREASE) IN NET ASSETS	1,955		9,153,759	(137,426)	68,002,811	(8,796,659)
NET ASSETS
Beginning of Year or Period	—		31,582,460	31,719,886	220,426,360	229,223,019
End of Year or Period	$1,955		$40,736,219	$31,582,460	$288,429,171	$220,426,360

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Large-Cap Growth		Large-Cap Value		Large-Cap Value
	Class I		Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,383,724	4,572,080	6,752,805	7,006,214	—
Change in net unrealized appreciation (depreciation) on investments	12,091,519	(3,231,453)	22,656,844	(17,878,359)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	17,475,243	1,340,627	29,409,649	(10,872,145)	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,788,382	2,830,075	3,946,530	4,243,688	—
Transfers between variable and fixed accounts, net	(570,287)	(723,775)	437,609	(913,044)	276
Policy maintenance charges	(2,625,711)	(2,518,079)	(4,099,008)	(4,068,681)	—
Policy benefits and terminations	(3,212,411)	(2,027,849)	(4,344,498)	(4,520,805)	—
Policy loans and loan repayments	(305,758)	(461,896)	(314,704)	(535,771)	—
Other	21,595	21,775	50,673	56,296	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,904,190)	(2,879,749)	(4,323,398)	(5,738,317)	276
NET INCREASE (DECREASE) IN NET ASSETS	13,571,053	(1,539,122)	25,086,251	(16,610,462)	277
NET ASSETS
Beginning of Year or Period	56,042,038	57,581,160	106,003,437	122,613,899	—
End of Year or Period	$69,613,091	$56,042,038	$131,089,688	$106,003,437	$277

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	13,409,110	11,302,685	10,525,964	3,808,711	6,397,575	2,253,287
Change in net unrealized appreciation (depreciation) on investments	43,205,480	(26,452,935)	14,203,590	(15,886,237)	17,335,045	(2,049,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,614,590	(15,150,250)	24,729,554	(12,077,526)	23,732,620	203,908
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,421,384	6,995,068	4,445,766	4,115,968	2,875,464	3,075,986
Transfers between variable and fixed accounts, net	(9,551,871)	9,094,173	1,109,155	8,989,817	1,030,996	563,445
Policy maintenance charges	(9,423,519)	(9,491,640)	(4,534,199)	(3,989,483)	(2,911,268)	(2,630,927)
Policy benefits and terminations	(10,144,881)	(8,766,158)	(4,950,927)	(4,467,428)	(2,746,876)	(2,127,947)
Policy loans and loan repayments	412,377	(2,973,919)	23,039	(680,201)	(302,568)	(178,929)
Other	53,901	66,451	89,991	40,664	50,165	40,927
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,232,609)	(5,076,025)	(3,817,175)	4,009,337	(2,004,087)	(1,257,445)
NET INCREASE (DECREASE) IN NET ASSETS	34,381,981	(20,226,275)	20,912,379	(8,068,189)	21,728,533	(1,053,537)
NET ASSETS
Beginning of Year	184,071,123	204,297,398	111,402,477	119,470,666	61,402,963	62,456,500
End of Year	$218,453,104	$184,071,123	$132,314,856	$111,402,477	$83,131,496	$61,402,963

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2019	2018
	Mid-Cap Value		Mid-Cap Value	Small-Cap Equity
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	545,099	487,729	—	556,054	5,049,817
Change in net unrealized appreciation (depreciation) on investments	2,618,842	(2,347,895)	8	4,228,549	(7,535,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,163,941	(1,860,166)	8	4,784,603	(2,485,443)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,002,143	982,376	—	1,200,788	1,335,927
Transfers between variable and fixed accounts, net	239,286	(3,473)	245	646,884	(12,268,536)
Policy maintenance charges	(673,277)	(694,874)	—	(983,690)	(1,215,896)
Policy benefits and terminations	(447,880)	(766,666)	—	(435,740)	(800,212)
Policy loans and loan repayments	(18,553)	(139,367)	—	(210,613)	(222,495)
Other	11,271	7,670	—	17,755	14,087
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	112,990	(614,334)	245	235,384	(13,157,125)
NET INCREASE (DECREASE) IN NET ASSETS	3,276,931	(2,474,500)	253	5,019,987	(15,642,568)
NET ASSETS
Beginning of Year or Period	10,764,614	13,239,114	—	20,244,694	35,887,262
End of Year or Period	$14,041,545	$10,764,614	$253	$25,264,681	$20,244,694

	Small-Cap Index		Small-Cap Index	Small-Cap Value
	Class I		Class P (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,512,443	23,389,475	—	3,027,946	4,259,993
Change in net unrealized appreciation (depreciation) on investments	33,320,309	(51,138,041)	4	9,819,887	(15,453,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,832,752	(27,748,566)	4	12,847,833	(11,193,361)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,293,275	8,009,738	—	2,537,358	2,957,625
Transfers between variable and fixed accounts, net	1,070,694	(6,020,979)	250	(436,671)	(2,774,015)
Policy maintenance charges	(8,319,400)	(8,646,422)	—	(2,086,490)	(2,335,318)
Policy benefits and terminations	(6,390,792)	(9,193,648)	—	(2,145,982)	(2,567,816)
Policy loans and loan repayments	(167,165)	(989,701)	—	(483,353)	(107,071)
Other	96,789	95,423	—	30,831	33,987
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,416,599)	(16,745,589)	250	(2,584,307)	(4,792,608)
NET INCREASE (DECREASE) IN NET ASSETS	41,416,153	(44,494,155)	254	10,263,526	(15,985,969)
NET ASSETS
Beginning of Year or Period	193,805,595	238,299,750	—	57,779,540	73,765,509
End of Year or Period	$235,221,748	$193,805,595	$254	$68,043,066	$57,779,540

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2019	2018	2019	2018
	Small-Cap Value	Value Advantage		Emerging Markets
	Class P (1)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	—	91,559	75,371	1,522,830	2,130,074
Change in net unrealized appreciation (depreciation) on investments	—	829,988	(338,451)	34,129,887	(21,243,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	921,547	(263,080)	35,652,717	(19,113,774)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	391,875	486,752	6,317,413	6,915,640
Transfers between variable and fixed accounts, net	1,275	2,032,305	196,761	(93,078)	3,191,514
Policy maintenance charges	—	(234,876)	(208,989)	(5,336,189)	(5,362,927)
Policy benefits and terminations	—	(155,347)	(83,062)	(3,924,403)	(4,955,807)
Policy loans and loan repayments	—	(2,574)	(18,649)	(840,754)	(239,068)
Other	—	874	690	104,899	92,703
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,275	2,032,257	373,503	(3,772,112)	(357,945)
NET INCREASE (DECREASE) IN NET ASSETS	1,275	2,953,804	110,423	31,880,605	(19,471,719)
NET ASSETS
Beginning of Year or Period	—	2,671,883	2,561,460	141,595,065	161,066,784
End of Year or Period	$1,275	$5,625,687	$2,671,883	$173,475,670	$141,595,065

	Emerging Markets	International Large-Cap		International Large-Cap
	Class P (1)	Class I		Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—
Realized gain (loss) on investments	—	3,642,008	4,450,231	—
Change in net unrealized appreciation (depreciation) on investments	6	43,645,583	(26,695,101)	35
Net Increase (Decrease) in Net Assets Resulting from Operations	6	47,287,591	(22,244,870)	35
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	8,817,333	9,266,434	—
Transfers between variable and fixed accounts, net	3,390	3,672,623	10,512,573	8,183
Policy maintenance charges	—	(6,827,787)	(6,731,462)	—
Policy benefits and terminations	—	(5,445,770)	(5,814,115)	—
Policy loans and loan repayments	—	(521,616)	(536,362)	—
Other	(2)	126,240	111,706	24
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,388	(178,977)	6,808,774	8,207
NET INCREASE (DECREASE) IN NET ASSETS	3,394	47,108,614	(15,436,096)	8,242
NET ASSETS
Beginning of Year or Period	—	169,005,070	184,441,166	—
End of Year or Period	$3,394	$216,113,684	$169,005,070	$8,242

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	International Small-Cap		International Small-Cap		International Value
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	614,197	784,792	—		2,186,140	2,957,033
Change in net unrealized appreciation (depreciation) on investments	6,625,755	(10,970,664)	—		17,164,053	(23,262,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,239,952	(10,185,872)	—		19,350,193	(20,305,620)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,152,498	2,194,868	—		6,521,016	7,432,936
Transfers between variable and fixed accounts, net	1,103,677	10,826,674	2,636		1,557,206	2,242,541
Policy maintenance charges	(1,210,071)	(1,297,248)	—		(5,786,419)	(6,034,378)
Policy benefits and terminations	(906,972)	(534,826)	—		(4,373,323)	(4,849,115)
Policy loans and loan repayments	(43,366)	(269,715)	—		(79,439)	(1,166,971)
Other	39,857	20,956	—		80,485	63,464
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,135,623	10,940,709	2,636		(2,080,474)	(2,311,523)
NET INCREASE (DECREASE) IN NET ASSETS	8,375,575	754,837	2,636		17,269,719	(22,617,143)
NET ASSETS
Beginning of Year or Period	35,744,980	34,990,143	—		116,570,440	139,187,583
End of Year or Period	$44,120,555	$35,744,980	$2,636		$133,840,159	$116,570,440

	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	7,005,028	5,739,128	3,245,361	6,045,244	1,492,040	2,726,470
Change in net unrealized appreciation (depreciation) on investments	9,799,276	(580,302)	19,436,216	(12,549,435)	6,875,275	(2,671,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,804,304	5,158,826	22,681,577	(6,504,191)	8,367,315	55,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,219,264	3,256,131	3,397,522	4,031,785	1,477,745	1,195,510
Transfers between variable and fixed accounts, net	(4,332,797)	(66,425)	(1,017,871)	(5,541,153)	(464,582)	1,498,773
Policy maintenance charges	(2,663,246)	(2,808,222)	(3,063,112)	(2,995,444)	(1,057,629)	(1,017,157)
Policy benefits and terminations	(2,576,190)	(2,305,665)	(2,725,925)	(2,918,102)	(1,290,929)	(502,319)
Policy loans and loan repayments	(985,193)	(384,314)	(206,991)	(94,696)	(158,188)	(103,111)
Other	39,487	30,176	52,183	43,891	20,373	10,894
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,298,675)	(2,278,319)	(3,564,194)	(7,473,719)	(1,473,210)	1,082,590
NET INCREASE (DECREASE) IN NET ASSETS	9,505,629	2,880,507	19,117,383	(13,977,910)	6,894,105	1,137,915
NET ASSETS
Beginning of Year	69,841,595	66,961,088	73,765,158	87,743,068	23,978,116	22,840,201
End of Year	$79,347,224	$69,841,595	$92,882,541	$73,765,158	$30,872,221	$23,978,116

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Technology		Currency Strategies		Pacific Dynamix -
	Class P (1)		Class I		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—	$—	$—
Realized gain (loss) on investments	—		11,960	12,104	257,917	248,832
Change in net unrealized appreciation (depreciation) on investments	—		(5,784)	40,939	1,284,558	(625,260)
Net Increase (Decrease) in Net Assets Resulting from Operations	—		6,176	53,043	1,542,475	(376,428)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		44,361	41,704	1,348,540	1,020,165
Transfers between variable and fixed accounts, net	2,551		(157,545)	344,009	1,609,517	262,142
Policy maintenance charges	—		(36,500)	(30,794)	(813,106)	(687,658)
Policy benefits and terminations	—		(27,754)	(16,949)	(188,235)	(761,056)
Policy loans and loan repayments	—		(14,505)	1,033	(425,077)	77,080
Other	—		581	513	5,622	4,011
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,551		(191,362)	339,516	1,537,261	(85,316)
NET INCREASE (DECREASE) IN NET ASSETS	2,551		(185,186)	392,559	3,079,736	(461,744)
NET ASSETS
Beginning of Year or Period	—		1,175,418	782,859	9,164,288	9,626,032
End of Year or Period	$2,551		$990,232	$1,175,418	$12,244,024	$9,164,288

	Pacific Dynamix -		Pacific Dynamix -	Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P (1)	Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	922,507	1,244,235	—	2,559,030	1,977,080
Change in net unrealized appreciation (depreciation) on investments	8,776,896	(3,998,207)	84	12,315,045	(7,035,654)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,699,403	(2,753,972)	84	14,874,075	(5,058,574)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,752,802	5,173,074	—	12,171,110	11,465,900
Transfers between variable and fixed accounts, net	7,943,774	7,222,147	47,250	3,446,794	6,014,100
Policy maintenance charges	(4,320,633)	(3,489,467)	—	(5,176,718)	(4,553,077)
Policy benefits and terminations	(2,088,146)	(685,896)	—	(2,784,489)	(2,561,796)
Policy loans and loan repayments	(33,572)	(485,045)	—	(480,991)	(2,190)
Other	32,231	18,873	—	39,739	21,800
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,286,456	7,753,686	47,250	7,215,445	10,384,737
NET INCREASE (DECREASE) IN NET ASSETS	16,985,859	4,999,714	47,334	22,089,520	5,326,163
NET ASSETS
Beginning of Year or Period	48,018,412	43,018,698	—	62,780,646	57,454,483
End of Year or Period	$65,004,271	$48,018,412	$47,334	$84,870,166	$62,780,646

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	731,628	482,384	1,238,243	1,724,098	8,474,521	6,770,522
Change in net unrealized appreciation (depreciation) on investments	889,024	(946,718)	5,979,865	(4,262,244)	30,919,784	(22,212,740)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,620,652	(464,334)	7,218,108	(2,538,146)	39,394,305	(15,442,218)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	993,855	1,075,975	2,098,826	2,334,633	12,247,932	13,431,924
Transfers between variable and fixed accounts, net	3,812,246	(796,704)	436,214	(365,738)	(3,079,207)	(9,514)
Policy maintenance charges	(1,257,452)	(1,245,608)	(2,165,671)	(2,478,780)	(12,476,126)	(12,958,300)
Policy benefits and terminations	(1,592,586)	(1,270,061)	(1,874,868)	(3,242,060)	(13,905,883)	(13,235,858)
Policy loans and loan repayments	365,460	152,144	102,620	404,002	(830,302)	250,299
Other	10,199	12,609	35,596	36,804	197,998	179,879
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,331,722	(2,071,645)	(1,367,283)	(3,311,139)	(17,845,588)	(12,341,570)
NET INCREASE (DECREASE) IN NET ASSETS	3,952,374	(2,535,979)	5,850,825	(5,849,285)	21,548,717	(27,783,788)
NET ASSETS
Beginning of Year	12,491,565	15,027,544	47,966,985	53,816,270	220,291,870	248,075,658
End of Year	$16,443,939	$12,491,565	$53,817,810	$47,966,985	$241,840,587	$220,291,870

	Portfolio Optimization		Portfolio Optimization		PSF DFA
	Growth Class I		Aggressive-Growth Class I		Balanced Allocation Class D
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	10,822,144	7,043,904	4,591,239	4,177,875	52,731	41,381
Change in net unrealized appreciation (depreciation) on investments	53,688,847	(34,188,687)	28,636,302	(18,700,566)	1,023,059	(263,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,510,991	(27,144,783)	33,227,541	(14,522,691)	1,075,790	(222,309)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,634,468	19,902,032	10,527,484	11,522,253	1,224,034	859,295
Transfers between variable and fixed accounts, net	(6,837,187)	(1,411,831)	(180,502)	(3,223,584)	4,010,873	1,570,514
Policy maintenance charges	(13,032,297)	(14,052,383)	(5,840,242)	(6,043,099)	(643,095)	(341,785)
Policy benefits and terminations	(13,950,574)	(12,643,152)	(5,849,563)	(4,815,176)	(44,238)	(144,330)
Policy loans and loan repayments	(2,556,743)	(1,682,645)	(1,065,424)	(934,441)	5,547	(8,892)
Other	330,792	330,189	131,714	139,212	8,685	346
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(18,411,541)	(9,557,790)	(2,276,533)	(3,354,835)	4,561,806	1,935,148
NET INCREASE (DECREASE) IN NET ASSETS	46,099,450	(36,702,573)	30,951,008	(17,877,526)	5,637,596	1,712,839
NET ASSETS
Beginning of Year	304,762,868	341,465,441	140,002,827	157,880,353	3,438,647	1,725,808
End of Year	$350,862,318	$304,762,868	$170,953,835	$140,002,827	$9,076,243	$3,438,647

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Invesco Oppenheimer V.I.		Invesco Oppenheimer V.I.		Invesco V.I. International
	Global Series II		Main Street Small Cap Series I (1)		Growth Series I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$77,378	$79,979	$1,485	$122	$—
Realized gain (loss) on investments	2,148,094	1,093,137	11,057	2,650	—
Change in net unrealized appreciation (depreciation) on investments	945,427	(2,721,015)	141,776	(93,346)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,170,899	(1,547,899)	154,318	(90,574)	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	914,880	823,337	78,318	26,863	—
Transfers between variable and fixed accounts, net	971,880	1,294,423	323,929	544,272	2,126
Policy maintenance charges	(513,122)	(465,275)	(46,989)	(8,877)	—
Policy benefits and terminations	(613,972)	(184,992)	(82,985)	—	—
Policy loans and loan repayments	(12,937)	(71,368)	(8,901)	—	—
Other	8,234	6,093	667	179	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	754,963	1,402,218	264,039	562,437	2,126
NET INCREASE (DECREASE) IN NET ASSETS	3,925,862	(145,681)	418,357	471,863	2,126
NET ASSETS
Beginning of Year or Period	9,991,473	10,137,154	471,863	—	—
End of Year or Period	$13,917,335	$9,991,473	$890,220	$471,863	$2,126

	Invesco V.I. International		American Century	American Century
	Growth Series II		VP Mid Cap Value Class I (2)	VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$383,008	$546,351	$—	$613,393	$378,428
Realized gain (loss) on investments	2,069,920	404,130	—	3,244,792	2,141,942
Change in net unrealized appreciation (depreciation) on investments	4,838,596	(5,746,520)	—	4,128,664	(6,254,909)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,291,524	(4,796,039)	—	7,986,849	(3,734,539)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,995,077	1,898,973	—	1,993,683	1,815,455
Transfers between variable and fixed accounts, net	(1,629,560)	(667,834)	1,700	8,368	6,526,749
Policy maintenance charges	(1,381,027)	(1,351,195)	—	(1,237,059)	(997,802)
Policy benefits and terminations	(903,725)	(432,135)	—	(1,710,929)	(695,188)
Policy loans and loan repayments	(185,649)	39,297	—	(524,280)	(143,601)
Other	20,470	10,422	—	17,297	11,787
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,084,414)	(502,472)	1,700	(1,452,920)	6,517,400
NET INCREASE (DECREASE) IN NET ASSETS	5,207,110	(5,298,511)	1,700	6,533,929	2,782,861
NET ASSETS
Beginning of Year or Period	26,575,849	31,874,360	—	28,194,817	25,411,956
End of Year or Period	$31,782,959	$26,575,849	$1,700	$34,728,746	$28,194,817

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	American Funds IS Asset		American Funds IS Asset		American Funds IS
	Allocation Class 2 (1)		Allocation Class 4		Growth Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$1,141,742	$784,661	$—
Realized gain (loss) on investments	—		3,247,205	2,716,742	—
Change in net unrealized appreciation (depreciation) on investments	(61)		7,155,567	(6,098,135)	23
Net Increase (Decrease) in Net Assets Resulting from Operations	(61)		11,544,514	(2,596,732)	23
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		6,401,856	5,332,045	—
Transfers between variable and fixed accounts, net	18,315		10,219,564	4,352,286	12,709
Policy maintenance charges	—		(3,534,150)	(3,033,738)	—
Policy benefits and terminations	—		(1,256,638)	(2,845,002)	—
Policy loans and loan repayments	—		56,310	(181,814)	—
Other	—		33,373	4,762	50
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,315		11,920,315	3,628,539	12,759
NET INCREASE (DECREASE) IN NET ASSETS	18,254		23,464,829	1,031,807	12,782
NET ASSETS
Beginning of Year or Period	—		51,697,865	50,666,058	—
End of Year or Period	$18,254		$75,162,694	$51,697,865	$12,782

	American Funds IS		American Funds IS	American Funds IS
	Growth Class 4		Growth-Income Class 2 (1)	Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$481,034	$203,184	$—	$1,425,801	$1,091,984
Realized gain (loss) on investments	9,391,189	8,877,771	—	9,672,885	6,666,925
Change in net unrealized appreciation (depreciation) on investments	12,193,222	(9,228,702)	2	10,038,912	(9,327,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,065,445	(147,747)	2	21,137,598	(1,568,961)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,394,799	4,525,276	—	4,600,507	4,986,438
Transfers between variable and fixed accounts, net	385,563	(334,400)	3,177	3,007,672	580,096
Policy maintenance charges	(3,456,975)	(3,285,617)	—	(4,182,738)	(4,052,567)
Policy benefits and terminations	(2,980,343)	(3,187,640)	—	(2,943,523)	(3,271,454)
Policy loans and loan repayments	(334,089)	(492,581)	—	(589,094)	(368,484)
Other	52,167	38,426	16	62,981	46,775
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,938,878)	(2,736,536)	3,193	(44,195)	(2,079,196)
NET INCREASE (DECREASE) IN NET ASSETS	20,126,567	(2,884,283)	3,195	21,093,403	(3,648,157)
NET ASSETS
Beginning of Year or Period	73,345,154	76,229,437	—	81,406,628	85,054,785
End of Year or Period	$93,471,721	$73,345,154	$3,195	$102,500,031	$81,406,628

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	BlackRock Basic Value		BlackRock Global Allocation		BlackRock 60/40 Target
	V.I. Class III		V.I. Class III		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$420,996	$299,724	$775,806	$546,330	$62,769	$8,893
Realized gain (loss) on investments	1,711,481	2,285,707	2,461,322	3,173,826	82,063	47,036
Change in net unrealized appreciation (depreciation) on investments	1,882,464	(4,116,427)	6,701,993	(8,541,476)	152,178	(105,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,014,941	(1,530,996)	9,939,121	(4,821,320)	297,010	(49,083)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	804,010	984,526	4,191,015	4,693,982	240,397	119,117
Transfers between variable and fixed accounts, net	(450,620)	(1,444,663)	(2,591,009)	2,158,304	2,086,605	259,851
Policy maintenance charges	(712,387)	(762,077)	(3,244,998)	(3,318,117)	(150,623)	(66,450)
Policy benefits and terminations	(377,421)	(438,917)	(2,468,330)	(3,139,666)	(17,547)	(102,361)
Policy loans and loan repayments	(93,650)	(66,686)	(360,926)	802,485	(25,650)	(3,085)
Other	18,634	15,234	54,501	45,622	334	1,341
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(811,434)	(1,712,583)	(4,419,747)	1,242,610	2,133,516	208,413
NET INCREASE (DECREASE) IN NET ASSETS	3,203,507	(3,243,579)	5,519,374	(3,578,710)	2,430,526	159,330
NET ASSETS
Beginning of Year	17,445,030	20,688,609	58,253,061	61,831,771	858,434	699,104
End of Year	$20,648,537	$17,445,030	$63,772,435	$58,253,061	$3,288,960	$858,434

	DFA VA	BNY Mellon VIF		Fidelity VIP Contrafund
	International Value (1)	Appreciation Service Shares		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$6,500	$6,014	$—
Realized gain (loss) on investments	—	48,848	68,062	—
Change in net unrealized appreciation (depreciation) on investments	1	160,919	(123,419)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	1	216,267	(49,343)	12
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	34,531	49,590	—
Transfers between variable and fixed accounts, net	127	391,719	128,986	6,355
Policy maintenance charges	—	(27,309)	(28,874)	—
Policy benefits and terminations	—	(5,311)	(16,212)	—
Policy loans and loan repayments	—	(9,346)	2,811	—
Other	—	147	276	27
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	127	384,431	136,577	6,382
NET INCREASE (DECREASE) IN NET ASSETS	128	600,698	87,234	6,394
NET ASSETS
Beginning of Year or Period	—	560,348	473,114	—
End of Year or Period	$128	$1,161,046	$560,348	$6,394

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Contrafund		Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$127,314	$257,855	$28,471	$19,913	$41,750	$31,184
Realized gain (loss) on investments	8,899,936	7,530,332	67,509	51,738	167,519	200,550
Change in net unrealized appreciation (depreciation) on investments	6,726,043	(11,334,323)	117,498	(133,369)	154,625	(360,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,753,293	(3,546,136)	213,478	(61,718)	363,894	(129,075)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,565,200	2,832,037	45,621	28,392	122,077	105,586
Transfers between variable and fixed accounts, net	(2,335,441)	(1,158,980)	183,322	76,160	114,458	(985,850)
Policy maintenance charges	(2,255,239)	(2,286,651)	(54,683)	(43,435)	(114,888)	(138,620)
Policy benefits and terminations	(3,248,797)	(2,962,709)	(138,247)	(118,264)	(184,329)	(156,749)
Policy loans and loan repayments	(339,622)	85,068	10,057	(10,870)	(2,333)	(18,529)
Other	33,982	23,500	492	1,286	2,664	2,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,579,917)	(3,467,735)	46,562	(66,731)	(62,351)	(1,192,150)
NET INCREASE (DECREASE) IN NET ASSETS	10,173,376	(7,013,871)	260,040	(128,449)	301,543	(1,321,225)
NET ASSETS
Beginning of Year	52,071,479	59,085,350	1,317,857	1,446,306	2,100,830	3,422,055
End of Year	$62,244,855	$52,071,479	$1,577,897	$1,317,857	$2,402,373	$2,100,830

	Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$139,102	$96,070	$226,148	$118,530	$219,690	$121,456
Realized gain (loss) on investments	495,800	511,753	375,266	380,785	460,669	750,529
Change in net unrealized appreciation (depreciation) on investments	768,287	(1,049,136)	1,512,156	(1,125,109)	1,771,330	(1,701,703)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,403,189	(441,313)	2,113,570	(625,794)	2,451,689	(829,718)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	318,085	319,068	1,039,496	629,210	1,067,847	782,122
Transfers between variable and fixed accounts, net	654,814	(564,618)	1,983,388	(189,770)	1,152,393	(136,307)
Policy maintenance charges	(301,449)	(360,621)	(650,374)	(510,184)	(631,893)	(581,898)
Policy benefits and terminations	(661,531)	(194,071)	(295,918)	(221,682)	(372,644)	(934,099)
Policy loans and loan repayments	(246,273)	(113,388)	111,398	(84,453)	24,621	(76,972)
Other	5,310	7,749	8,573	7,193	14,298	13,025
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(231,044)	(905,881)	2,196,563	(369,686)	1,254,622	(934,129)
NET INCREASE (DECREASE) IN NET ASSETS	1,172,145	(1,347,194)	4,310,133	(995,480)	3,706,311	(1,763,847)
NET ASSETS
Beginning of Year	6,904,613	8,251,807	9,030,556	10,026,036	9,717,247	11,481,094
End of Year	$8,076,758	$6,904,613	$13,340,689	$9,030,556	$13,423,558	$9,717,247

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045		Fidelity VIP Freedom Income
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$166,533	$79,088	$143,187	$67,988	$26,173	$21,000
Realized gain (loss) on investments	328,133	254,681	314,427	203,786	35,657	22,560
Change in net unrealized appreciation (depreciation) on investments	1,700,720	(1,113,897)	1,576,093	(1,004,260)	93,010	(76,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,195,386	(780,128)	2,033,707	(732,486)	154,840	(32,481)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,602,460	1,429,819	1,601,845	1,230,932	36,251	65,722
Transfers between variable and fixed accounts, net	1,178,522	460,147	903,392	840,095	5,450	13,123
Policy maintenance charges	(670,413)	(523,842)	(841,161)	(605,306)	(67,636)	(63,857)
Policy benefits and terminations	(188,933)	(318,103)	(149,530)	(393,860)	(52,819)	(19,021)
Policy loans and loan repayments	(71,619)	(63,920)	23,183	(72,217)	550	(12,647)
Other	6,945	1,788	4,977	(585)	1,015	914
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,856,962	985,889	1,542,706	999,059	(77,189)	(15,766)
NET INCREASE (DECREASE) IN NET ASSETS	4,052,348	205,761	3,576,413	266,573	77,651	(48,247)
NET ASSETS
Beginning of Year	7,467,048	7,261,287	6,634,010	6,367,437	1,368,061	1,416,308
End of Year	$11,519,396	$7,467,048	$10,210,423	$6,634,010	$1,445,712	$1,368,061

	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		International Index Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,098,660	$2,398,529	$5,712	$4,708	$—
Realized gain (loss) on investments	—	—	993,363	1,873,458	—
Change in net unrealized appreciation (depreciation) on investments	—	—	1,978,534	(1,878,841)	43
Net Increase (Decrease) in Net Assets Resulting from Operations	3,098,660	2,398,529	2,977,609	(675)	43
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	103,419,838	92,934,514	578,117	566,734	—
Transfers between variable and fixed accounts, net	(92,875,036)	(2,024,754)	(226,470)	(1,802,199)	2,835
Policy maintenance charges	(17,969,976)	(18,040,924)	(427,916)	(418,242)	—
Policy benefits and terminations	(23,238,533)	(26,531,437)	(879,958)	(591,566)	—
Policy loans and loan repayments	2,364,498	(5,867,943)	(49,473)	106,705	—
Other	457,975	336,321	6,925	5,393	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,841,234)	40,805,777	(998,775)	(2,133,175)	2,835
NET INCREASE (DECREASE) IN NET ASSETS	(24,742,574)	43,204,306	1,978,834	(2,133,850)	2,878
NET ASSETS
Beginning of Year or Period	186,755,419	143,551,113	9,350,793	11,484,643	—
End of Year or Period	$162,012,845	$186,755,419	$11,329,627	$9,350,793	$2,878

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$205,782	$141,547	$72,660	$39,226	$351,186	$621,298
Realized gain (loss) on investments	2,784,557	4,697,382	196,333	61,499	(272,912)	(776,658)
Change in net unrealized appreciation (depreciation) on investments	3,180,613	(9,339,994)	1,131,859	(987,986)	2,324,741	(3,446,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,170,952	(4,501,065)	1,400,852	(887,261)	2,403,015	(3,601,872)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,864,042	1,854,879	306,440	274,635	1,280,646	1,125,204
Transfers between variable and fixed accounts, net	(536,095)	(7,624,155)	425,696	(1,506,113)	(1,127,432)	(1,433,145)
Policy maintenance charges	(1,284,848)	(1,299,205)	(207,079)	(231,299)	(1,058,408)	(1,133,688)
Policy benefits and terminations	(1,467,898)	(1,434,125)	(250,273)	(219,599)	(420,827)	(1,233,002)
Policy loans and loan repayments	(135,854)	(100,809)	(14,975)	(10,747)	(52,893)	76,511
Other	21,897	35,202	5,159	5,181	15,567	11,021
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,538,756)	(8,568,213)	264,968	(1,687,942)	(1,363,347)	(2,587,099)
NET INCREASE (DECREASE) IN NET ASSETS	4,632,196	(13,069,278)	1,665,820	(2,575,203)	1,039,668	(6,188,971)
NET ASSETS
Beginning of Year	27,099,060	40,168,338	4,189,319	6,764,522	19,665,437	25,854,408
End of Year	$31,731,256	$27,099,060	$5,855,139	$4,189,319	$20,705,105	$19,665,437

	Templeton	Templeton		Janus Henderson
	Global Bond VIP Class 1 (1)	Global Bond VIP Class 2		Enterprise Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,990,015	$—	$—
Realized gain (loss) on investments	—	(382,397)	(497,372)	—
Change in net unrealized appreciation (depreciation) on investments	45	(1,785,849)	1,166,652	—
Net Increase (Decrease) in Net Assets Resulting from Operations	45	821,769	669,280	—
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	2,387,219	2,441,884	—
Transfers between variable and fixed accounts, net	2,835	(194,785)	8,445,314	2,126
Policy maintenance charges	—	(1,570,941)	(1,447,808)	—
Policy benefits and terminations	—	(849,108)	(979,633)	—
Policy loans and loan repayments	—	(485,924)	(113,377)	—
Other	—	49,805	37,229	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,835	(663,734)	8,383,609	2,126
NET INCREASE (DECREASE) IN NET ASSETS	2,880	158,035	9,052,889	2,126
NET ASSETS
Beginning of Year or Period	—	41,449,773	32,396,884	—
End of Year or Period	$2,880	$41,607,808	$41,449,773	$2,126

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Enterprise Service Shares		Overseas Service Shares		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,025	$24,516	$274,822	$262,219	$716	$20,147
Realized gain (loss) on investments	3,254,529	1,407,993	(66,429)	(774,342)	34,103	125,388
Change in net unrealized appreciation (depreciation) on investments	5,328,537	(1,675,137)	3,354,039	(1,960,623)	205,499	(244,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,599,091	(242,628)	3,562,432	(2,472,746)	240,318	(99,255)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,171,882	1,135,394	969,786	1,035,685	145,009	179,765
Transfers between variable and fixed accounts, net	3,570,619	4,546,240	(415,448)	(13,131,911)	(58,373)	216,452
Policy maintenance charges	(920,119)	(701,682)	(521,160)	(665,549)	(76,309)	(84,440)
Policy benefits and terminations	(1,217,281)	(484,672)	(530,802)	(534,251)	(205,198)	(111,783)
Policy loans and loan repayments	(167,393)	(182,422)	(176,684)	(81,546)	(24,413)	(17,050)
Other	14,037	11,933	12,839	13,675	5,226	2,149
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,451,745	4,324,791	(661,469)	(13,363,897)	(214,058)	185,093
NET INCREASE (DECREASE) IN NET ASSETS	11,050,836	4,082,163	2,900,963	(15,836,643)	26,260	85,838
NET ASSETS
Beginning of Year	22,838,668	18,756,505	13,742,893	29,579,536	1,452,341	1,366,503
End of Year	$33,889,504	$22,838,668	$16,643,856	$13,742,893	$1,478,601	$1,452,341

	Lazard Retirement		ClearBridge Variable		ClearBridge Variable
	International Equity Service Shares (1)		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,262	$5,459	$156,864	$79,997	$39,623	$18,461
Realized gain (loss) on investments	(9,777)	19,082	42,805	682,964	217,505	443,446
Change in net unrealized appreciation (depreciation) on investments	115,503	(60,411)	4,207,202	(2,433,878)	2,673,185	(1,771,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,988	(35,870)	4,406,871	(1,670,917)	2,930,313	(1,309,270)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	58,278	3,647	2,236,005	2,390,844	553,099	607,000
Transfers between variable and fixed accounts, net	596,048	369,232	(60,616)	(3,840,103)	8,497,127	(3,524,928)
Policy maintenance charges	(37,897)	(2,044)	(1,418,932)	(1,466,900)	(374,545)	(409,785)
Policy benefits and terminations	(3,605)	—	(453,644)	(518,028)	(273,214)	(214,330)
Policy loans and loan repayments	(4,589)	—	348	(87,967)	(54,948)	(4,003)
Other	(1,260)	12	18,541	14,043	7,012	6,131
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	606,975	370,847	321,702	(3,508,111)	8,354,531	(3,539,915)
NET INCREASE (DECREASE) IN NET ASSETS	714,963	334,977	4,728,573	(5,179,028)	11,284,844	(4,849,185)
NET ASSETS
Beginning of Year or Period	334,977	—	17,798,047	22,977,075	9,054,596	13,903,781
End of Year or Period	$1,049,940	$334,977	$22,526,620	$17,798,047	$20,339,440	$9,054,596

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	Western Asset Variable		Lord Abbett		Lord Abbett
	Global High Yield Bond - Class II		Bond Debenture Class VC		Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,433	$21,434	$718,537	$600,761	$—	$—
Realized gain (loss) on investments	(2,134)	(2,660)	(12,825)	292,031	3,864,640	4,591,877
Change in net unrealized appreciation (depreciation) on investments	38,363	(35,798)	1,256,806	(1,370,303)	1,577,844	(4,761,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,662	(17,024)	1,962,518	(477,511)	5,442,484	(170,039)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	27,054	26,046	1,620,063	1,159,421	1,768,772	931,831
Transfers between variable and fixed accounts, net	26,068	(410,226)	3,707,436	3,079,187	1,369,444	5,101,832
Policy maintenance charges	(26,986)	(26,279)	(1,005,302)	(643,886)	(889,726)	(642,587)
Policy benefits and terminations	(8,642)	(5,952)	(343,146)	(89,388)	(591,988)	(545,117)
Policy loans and loan repayments	6,332	(659)	(329,251)	(37,556)	182,714	50,941
Other	482	223	12,857	3,641	3,506	13,619
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	24,308	(416,847)	3,662,657	3,471,419	1,842,722	4,910,519
NET INCREASE (DECREASE) IN NET ASSETS	84,970	(433,871)	5,625,175	2,993,908	7,285,206	4,740,480
NET ASSETS
Beginning of Year	423,830	857,701	13,331,485	10,337,577	17,413,049	12,672,569
End of Year	$508,800	$423,830	$18,956,660	$13,331,485	$24,698,255	$17,413,049

	Lord Abbett		Lord Abbett
	Fundamental Equity Class VC		Total Return Class VC		M Capital Appreciation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$78,697	$91,570	$1,431,731	$1,456,556	$184,030	$178,092
Realized gain (loss) on investments	(337,000)	822,345	(46,549)	(277,817)	5,135,197	12,919,062
Change in net unrealized appreciation (depreciation) on investments	1,474,314	(1,413,094)	2,581,573	(1,630,394)	8,572,374	(21,110,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,216,011	(499,179)	3,966,755	(451,655)	13,891,601	(8,013,235)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	291,447	346,493	5,075,407	5,104,947	2,086,516	2,295,027
Transfers between variable and fixed accounts, net	(114,391)	(286,281)	5,396,115	(517,168)	(2,283,187)	(5,180,685)
Policy maintenance charges	(312,986)	(325,180)	(3,202,097)	(3,153,447)	(1,681,788)	(1,918,441)
Policy benefits and terminations	(82,588)	(37,870)	(1,803,803)	(939,722)	(1,482,351)	(871,497)
Policy loans and loan repayments	(16,593)	(17,946)	49,957	(4,087)	(319,166)	(420,908)
Other	4,216	3,797	20,656	25,724	26,318	35,433
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(230,895)	(316,987)	5,536,235	516,247	(3,653,658)	(6,061,071)
NET INCREASE (DECREASE) IN NET ASSETS	985,116	(816,166)	9,502,990	64,592	10,237,943	(14,074,306)
NET ASSETS
Beginning of Year	5,525,168	6,341,334	45,658,033	45,593,441	50,426,895	64,501,201
End of Year	$6,510,284	$5,525,168	$55,161,023	$45,658,033	$60,664,838	$50,426,895

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	M International Equity		M Large Cap Growth		M Large Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,758,072	$869,364	$—	$—	$481,865	$419,483
Realized gain (loss) on investments	392,975	2,477,640	5,053,447	8,076,575	105,940	2,218,766
Change in net unrealized appreciation (depreciation) on investments	8,709,113	(16,574,924)	11,820,111	(10,330,491)	4,760,751	(6,245,397)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,860,160	(13,227,920)	16,873,558	(2,253,916)	5,348,556	(3,607,148)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,203,401	2,637,382	2,228,143	2,053,561	1,190,311	1,241,179
Transfers between variable and fixed accounts, net	5,965,346	(11,178,532)	(186,808)	(18,109)	(1,689,943)	(905,033)
Policy maintenance charges	(1,642,480)	(1,806,759)	(1,789,342)	(1,639,076)	(893,407)	(967,776)
Policy benefits and terminations	(1,304,168)	(1,196,919)	(2,020,748)	(898,803)	(586,822)	(505,775)
Policy loans and loan repayments	(106,285)	(305,594)	(143,459)	(339,819)	46,479	(167,745)
Other	49,612	61,768	46,407	29,099	33,281	17,864
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,165,426	(11,788,654)	(1,865,807)	(813,147)	(1,900,101)	(1,287,286)
NET INCREASE (DECREASE) IN NET ASSETS	16,025,586	(25,016,574)	15,007,751	(3,067,063)	3,448,455	(4,894,434)
NET ASSETS
Beginning of Year	51,029,338	76,045,912	47,108,763	50,175,826	25,476,059	30,370,493
End of Year	$67,054,924	$51,029,338	$62,116,514	$47,108,763	$28,924,514	$25,476,059

	MFS New Discovery Series -	MFS New Discovery Series -		MFS Utilities Series -
	Initial Class (1)	Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$497,342	$98,405
Realized gain (loss) on investments	—	3,853,285	4,458,460	731,615	(360,040)
Change in net unrealized appreciation (depreciation) on investments	101	1,872,982	(6,022,051)	1,565,769	353,511
Net Increase (Decrease) in Net Assets Resulting from Operations	101	5,726,267	(1,563,591)	2,794,726	91,876
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	1,387,928	1,851,670	772,560	742,229
Transfers between variable and fixed accounts, net	4,252	9,936,694	(11,187,946)	332,697	(360,484)
Policy maintenance charges	—	(950,982)	(1,300,351)	(536,231)	(510,530)
Policy benefits and terminations	—	(458,810)	(498,923)	(675,765)	(438,548)
Policy loans and loan repayments	—	38,101	(45,940)	43,467	3,720
Other	—	7,932	22,506	11,668	9,932
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,252	9,960,863	(11,158,984)	(51,604)	(553,681)
NET INCREASE (DECREASE) IN NET ASSETS	4,353	15,687,130	(12,722,575)	2,743,122	(461,805)
NET ASSETS
Beginning of Year or Period	—	13,833,900	26,556,475	11,198,065	11,659,870
End of Year or Period	$4,353	$29,521,030	$13,833,900	$13,941,187	$11,198,065

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	MFS Value Series -		MFS Value Series -		Neuberger Berman
	Initial Class (1)		Service Class		Sustainable Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$390,992	$218,188	$2,293	$2,419
Realized gain (loss) on investments	—		1,167,794	1,463,166	51,320	41,407
Change in net unrealized appreciation (depreciation) on investments	70		3,316,920	(3,448,216)	74,812	(83,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	70		4,875,706	(1,766,862)	128,425	(39,491)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		1,592,034	1,376,989	71,622	52,013
Transfers between variable and fixed accounts, net	4,252		3,119,451	534,586	(124,710)	168,880
Policy maintenance charges	—		(1,012,392)	(842,729)	(39,404)	(31,454)
Policy benefits and terminations	—		(696,484)	(1,025,921)	(36,615)	(9,333)
Policy loans and loan repayments	—		(625,762)	(48,198)	(84)	(1,209)
Other	1		15,545	(1,476)	633	174
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,253		2,392,392	(6,749)	(128,558)	179,071
NET INCREASE (DECREASE) IN NET ASSETS	4,323		7,268,098	(1,773,611)	(133)	139,580
NET ASSETS
Beginning of Year or Period	—		15,599,821	17,373,432	592,049	452,469
End of Year or Period	$4,323		$22,867,919	$15,599,821	$591,916	$592,049

	PIMCO Global Multi-Asset		PIMCO Income -		Royce
	Managed Allocation - Advisor Class		Administrative Class (2)		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,228	$102,353	$58,310	$3,300	$—	$—
Realized gain (loss) on investments	21,010	492,352	6,424	1,311	157,993	79,583
Change in net unrealized appreciation (depreciation) on investments	847,241	(936,474)	50,985	(3,015)	212,652	(314,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,003,479	(341,769)	115,719	1,596	370,645	(235,152)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	329,111	468,552	223,868	9,161	231,446	215,884
Transfers between variable and fixed accounts, net	(13,188)	(603,772)	2,580,952	293,148	(148,402)	213,936
Policy maintenance charges	(389,493)	(359,141)	(108,177)	(3,996)	(121,511)	(128,888)
Policy benefits and terminations	(56,275)	(125,195)	(8,993)	—	(176,654)	(39,607)
Policy loans and loan repayments	(37,566)	(16,519)	(19,529)	—	9,747	(22,000)
Other	7,456	3,885	1,265	86	1,840	1,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(159,955)	(632,190)	2,669,386	298,399	(203,534)	240,542
NET INCREASE (DECREASE) IN NET ASSETS	843,524	(973,959)	2,785,105	299,995	167,111	5,390
NET ASSETS
Beginning of Year or Period	5,959,129	6,933,088	299,995	—	2,087,141	2,081,751
End of Year or Period	$6,802,653	$5,959,129	$3,085,100	$299,995	$2,254,252	$2,087,141

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - I (1)		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$41,906	$22,737	$—		$—	$—
Realized gain (loss) on investments	(21,694)	275,687	188		7,593,858	8,636,835
Change in net unrealized appreciation (depreciation) on investments	163,040	(368,878)	(10)		25,914,945	(7,182,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,252	(70,454)	178		33,508,803	1,454,009
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	174,649	139,082	—		7,191,058	6,630,721
Transfers between variable and fixed accounts, net	756,129	(307,023)	7,333		4,406,707	6,917,807
Policy maintenance charges	(123,384)	(101,462)	—		(5,256,085)	(4,694,568)
Policy benefits and terminations	(6,755)	(190,894)	—		(2,963,882)	(2,326,169)
Policy loans and loan repayments	439	(2,183)	—		(1,107,048)	(240,029)
Other	801	1,364	—		76,143	53,144
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	801,879	(461,116)	7,333		2,346,893	6,340,906
NET INCREASE (DECREASE) IN NET ASSETS	985,131	(531,570)	7,511		35,855,696	7,794,915
NET ASSETS
Beginning of Year or Period	1,082,397	1,613,967	—		112,652,770	104,857,855
End of Year or Period	$2,067,528	$1,082,397	$7,511		$148,508,466	$112,652,770

	T. Rowe Price	T. Rowe Price		VanEck VIP
	Equity Income - I (1)	Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$37	$1,536,771	$1,228,252	$—	$—
Realized gain (loss) on investments	347	5,552,029	7,204,511	(1,413,447)	(3,006,140)
Change in net unrealized appreciation (depreciation) on investments	(270)	9,513,801	(15,085,529)	3,867,015	(5,582,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	114	16,602,601	(6,652,766)	2,453,568	(8,588,222)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	4,474,980	4,415,614	1,269,680	1,498,141
Transfers between variable and fixed accounts, net	5,793	5,073,445	95,550	915,604	(2,879,562)
Policy maintenance charges	—	(2,967,113)	(2,832,535)	(1,019,089)	(1,171,479)
Policy benefits and terminations	—	(1,408,284)	(1,370,806)	(714,582)	(1,219,956)
Policy loans and loan repayments	—	(119,370)	(214,198)	(115,142)	23,008
Other	—	64,493	43,766	30,129	22,703
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,793	5,118,151	137,391	366,600	(3,727,145)
NET INCREASE (DECREASE) IN NET ASSETS	5,907	21,720,752	(6,515,375)	2,820,168	(12,315,367)
NET ASSETS
Beginning of Year or Period	—	62,046,998	68,562,373	21,047,322	33,362,689
End of Year or Period	$5,907	$83,767,750	$62,046,998	$23,867,490	$21,047,322

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

Variable Account
Period Ended
December 31,
2019
Vanguard VIF
Mid-Cap Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—
Realized gain (loss) on investments	—
Change in net unrealized appreciation (depreciation) on investments	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—
Transfers between variable and fixed accounts, net	255
Policy maintenance charges	—
Policy benefits and terminations	—
Policy loans and loan repayments	—
Other	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	255
NET INCREASE (DECREASE) IN NET ASSETS	256
NET ASSETS
Beginning of Period	—
End of Period	$256

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2019	$11.68	416,898	$4,868,941	0.00%	0.00%	10.92%
2018	10.53	167,311	1,761,577	0.00%	0.00%	(1.94)%
2017	10.74	145,779	1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond Class I
2019	$18.73	4,750,329	$88,954,434	0.00%	0.00%	13.00%
2018	16.57	4,715,224	78,141,430	0.00%	0.00%	(1.36)%
2017	16.80	4,041,066	67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
Floating Rate Income Class I
2019	$12.58	2,626,548	$33,054,004	0.00%	0.00%	8.11%
2018	11.64	887,439	10,330,388	0.00%	0.00%	(0.03)%
2017	11.64	327,340	3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
High Yield Bond Class I
2019	$83.46	924,934	$77,198,296	0.00%	0.00%	13.98%
2018	73.22	897,767	65,738,787	0.00%	0.00%	(3.27)%
2017	75.70	1,170,958	88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
High Yield Bond Class P (4)
12/20/2019 - 12/31/2019	$10.33	8	$85	0.00%	0.00%	0.09%
Inflation Managed Class I
2019	$64.75	1,078,327	$69,823,639	0.00%	0.00%	8.64%
2018	59.60	1,148,124	68,429,647	0.00%	0.00%	(2.15)%
2017	60.91	1,282,494	78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
Inflation Strategy Class I
2019	$11.40	150,907	$1,721,012	0.00%	0.00%	7.81%
2018	10.58	154,745	1,636,982	0.00%	0.00%	(1.54)%
2017	10.74	175,180	1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
Managed Bond Class I
2019	$75.22	3,396,868	$255,502,200	0.00%	0.00%	8.49%
2018	69.33	3,551,282	246,210,774	0.00%	0.00%	(0.60)%
2017	69.75	3,780,655	263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
Managed Bond Class P (4)
12/20/2019 - 12/31/2019	$9.98	23	$234	0.00%	0.00%	0.13%
Short Duration Bond Class I
2019	$13.81	6,308,357	$87,104,910	0.00%	0.00%	4.22%
2018	13.25	6,044,529	80,079,874	0.00%	0.00%	1.14%
2017	13.10	5,442,202	71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
Emerging Markets Debt Class I
2019	$13.03	820,079	$10,689,519	0.00%	0.00%	9.52%
2018	11.90	790,914	9,413,392	0.00%	0.00%	(5.45)%
2017	12.59	569,579	7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Comstock Class I
2019	$28.49	2,220,468	$63,269,136	0.00%	0.00%	24.72%
2018	22.85	2,311,206	52,802,349	0.00%	0.00%	(12.37)%
2017	26.07	2,386,466	62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
Developing Growth Class I
2019	$36.58	673,172	$24,624,848	0.00%	0.00%	31.90%
2018	27.73	744,024	20,633,830	0.00%	0.00%	5.55%
2017	26.27	830,450	21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
Dividend Growth Class I
2019	$39.77	2,207,768	$87,800,331	0.00%	0.00%	30.64%
2018	30.44	2,294,181	69,839,212	0.00%	0.00%	(1.28)%
2017	30.84	2,445,375	75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
Equity Index Class I
2019	$156.14	5,233,653	$817,172,061	0.00%	0.00%	31.10%
2018	119.10	5,493,537	654,285,469	0.00%	0.00%	(4.73)%
2017	125.01	5,817,356	727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
Equity Index Class P (4)
12/05/2019 - 12/31/2019	$11.42	171	$1,955	0.00%	0.00%	3.74%
Focused Growth Class I
2019	$46.15	882,612	$40,736,219	0.00%	0.00%	35.46%
2018	34.07	926,960	31,582,460	0.00%	0.00%	4.99%
2017	32.45	977,431	31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
Growth Class I
2019	$150.48	1,916,770	$288,429,171	0.00%	0.00%	38.13%
2018	108.94	2,023,457	220,426,360	0.00%	0.00%	2.40%
2017	106.38	2,154,781	229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
Large-Cap Growth Class I
2019	$24.75	2,812,419	$69,613,091	0.00%	0.00%	32.34%
2018	18.70	2,996,469	56,042,038	0.00%	0.00%	1.89%
2017	18.36	3,136,938	57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
Large-Cap Value Class I
2019	$39.70	3,301,612	$131,089,688	0.00%	0.00%	28.46%
2018	30.91	3,429,714	106,003,437	0.00%	0.00%	(9.35)%
2017	34.09	3,596,260	122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
Large-Cap Value Class P (4)
12/20/2019 - 12/31/2019	$11.27	25	$277	0.00%	0.00%	0.33%
Main Street Core Class I
2019	$143.76	1,519,570	$218,453,104	0.00%	0.00%	32.13%
2018	108.80	1,691,823	184,071,123	0.00%	0.00%	(7.74)%
2017	117.93	1,732,345	204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity Class I
2019	$61.25	2,160,175	$132,314,856	0.00%	0.00%	20.84%
2018	50.69	2,197,861	111,402,477	0.00%	0.00%	(9.72)%
2017	56.14	2,128,043	119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
Mid-Cap Growth Class I
2019	$29.20	2,846,759	$83,131,496	0.00%	0.00%	38.45%
2018	21.09	2,911,169	61,402,963	0.00%	0.00%	0.16%
2017	21.06	2,965,957	62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
Mid-Cap Value Class I
2019	$39.94	351,564	$14,041,545	0.00%	0.00%	29.94%
2018	30.74	350,206	10,764,614	0.00%	0.00%	(14.79)%
2017	36.07	366,995	13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
Mid-Cap Value Class P (4)
12/05/2019 - 12/31/2019	$11.24	23	$253	0.00%	0.00%	3.26%
Small-Cap Equity Class I
2019	$36.55	691,300	$25,264,681	0.00%	0.00%	23.96%
2018	29.48	686,654	20,244,694	0.00%	0.00%	(12.91)%
2017	33.85	1,060,075	35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
Small-Cap Index Class I
2019	$45.93	5,121,812	$235,221,748	0.00%	0.00%	24.80%
2018	36.80	5,266,384	193,805,595	0.00%	0.00%	(11.55)%
2017	41.61	5,727,336	238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
Small-Cap Index Class P (4)
12/05/2019 - 12/31/2019	$11.48	22	$254	0.00%	0.00%	3.44%
Small-Cap Value Class I
2019	$55.76	1,220,268	$68,043,066	0.00%	0.00%	22.58%
2018	45.49	1,270,225	57,779,540	0.00%	0.00%	(16.29)%
2017	54.34	1,357,500	73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
Small-Cap Value Class P (4)
12/31/2019 - 12/31/2019	$11.59	110	$1,275	0.00%	0.00%	(0.39)%
Value Advantage Class I
2019	$19.54	287,948	$5,625,687	0.00%	0.00%	26.96%
2018	15.39	173,629	2,671,883	0.00%	0.00%	(9.06)%
2017	16.92	151,366	2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
Emerging Markets Class I
2019	$56.47	3,072,067	$173,475,670	0.00%	0.00%	25.60%
2018	44.96	3,149,480	141,595,065	0.00%	0.00%	(11.99)%
2017	51.09	3,152,903	161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
Emerging Markets Class P (4)
12/20/2019 - 12/31/2019	$11.73	289	$3,394	0.00%	0.00%	0.18%
International Large-Cap Class I
2019	$21.63	9,991,096	$216,113,684	0.00%	0.00%	28.03%
2018	16.89	10,003,272	169,005,070	0.00%	0.00%	(11.81)%
2017	19.16	9,627,555	184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Large-Cap Class P (4)
12/20/2019 - 12/31/2019	$11.30	729	$8,242	0.00%	0.00%	0.54%
International Small-Cap Class I
2019	$16.28	2,709,524	$44,120,555	0.00%	0.00%	20.07%
2018	13.56	2,635,660	35,744,980	0.00%	0.00%	(22.16)%
2017	17.42	2,008,375	34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
International Small-Cap Class P (4)
12/20/2019 - 12/31/2019	$11.49	229	$2,636	0.00%	0.00%	0.92%
International Value Class I
2019	$32.20	4,156,543	$133,840,159	0.00%	0.00%	16.60%
2018	27.62	4,221,200	116,570,440	0.00%	0.00%	(14.96)%
2017	32.47	4,286,343	139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
Health Sciences Class I
2019	$81.84	969,508	$79,347,224	0.00%	0.00%	25.77%
2018	65.07	1,073,264	69,841,595	0.00%	0.00%	7.90%
2017	60.31	1,110,267	66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
Real Estate Class I
2019	$84.60	1,097,955	$92,882,541	0.00%	0.00%	31.28%
2018	64.44	1,144,760	73,765,158	0.00%	0.00%	(7.45)%
2017	69.62	1,260,249	87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
Technology Class I
2019	$17.30	1,784,422	$30,872,221	0.00%	0.00%	36.32%
2018	12.69	1,889,298	23,978,116	0.00%	0.00%	1.79%
2017	12.47	1,831,834	22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
Technology Class P (4)
12/31/2019 - 12/31/2019	$11.09	230	$2,551	0.00%	0.00%	1.83%
Currency Strategies Class I
2019	$11.35	87,273	$990,232	0.00%	0.00%	0.57%
2018	11.28	104,184	1,175,418	0.00%	0.00%	5.87%
2017	10.66	73,461	782,859	0.00%	0.00%	(3.59)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
Pacific Dynamix - Conservative Growth Class I
2019	$21.12	579,729	$12,244,024	0.00%	0.00%	15.47%
2018	18.29	501,015	9,164,288	0.00%	0.00%	(3.84)%
2017	19.02	506,025	9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
Pacific Dynamix - Moderate Growth Class I
2019	$24.81	2,619,824	$65,004,271	0.00%	0.00%	18.94%
2018	20.86	2,301,791	48,018,412	0.00%	0.00%	(5.53)%
2017	22.08	1,948,157	43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
Pacific Dynamix - Moderate Growth Class P (4)
12/23/2019 - 12/31/2019	$10.39	4,556	$47,334	0.00%	0.00%	0.18%
Pacific Dynamix - Growth Class I
2019	$29.02	2,924,588	$84,870,166	0.00%	0.00%	22.94%
2018	23.61	2,659,611	62,780,646	0.00%	0.00%	(7.28)%
2017	25.46	2,256,763	57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative Class I
2019	$14.37	1,144,298	$16,443,939	0.00%	0.00%	12.20%
2018	12.81	975,302	12,491,565	0.00%	0.00%	(3.38)%
2017	13.26	1,133,653	15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
Portfolio Optimization Moderate-Conservative Class I
2019	$15.69	3,430,829	$53,817,810	0.00%	0.00%	15.28%
2018	13.61	3,525,034	47,966,985	0.00%	0.00%	(4.99)%
2017	14.32	3,757,613	53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
Portfolio Optimization Moderate Class I
2019	$16.90	14,309,533	$241,840,587	0.00%	0.00%	18.46%
2018	14.27	15,440,564	220,291,870	0.00%	0.00%	(6.55)%
2017	15.27	16,249,004	248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
Portfolio Optimization Growth Class I
2019	$18.13	19,347,325	$350,862,318	0.00%	0.00%	21.65%
2018	14.91	20,444,339	304,762,868	0.00%	0.00%	(8.19)%
2017	16.24	21,030,059	341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
Portfolio Optimization Aggressive-Growth Class I
2019	$18.71	9,136,572	$170,953,835	0.00%	0.00%	23.76%
2018	15.12	9,260,158	140,002,827	0.00%	0.00%	(9.39)%
2017	16.69	9,461,777	157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
PSF DFA Balanced Allocation Class D
2019	$13.38	678,497	$9,076,243	0.00%	0.00%	19.75%
2018	11.17	307,824	3,438,647	0.00%	0.00%	(6.19)%
2017	11.91	144,930	1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco Oppenheimer V.I. Global Series II
2019	$18.90	736,252	$13,917,335	0.65%	0.00%	31.45%
2018	14.38	694,820	9,991,473	0.75%	0.00%	(13.39)%
2017	16.60	610,541	10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
Invesco Oppenheimer V.I. Main Street Small Cap Series I
2019	$11.27	79,010	$890,220	0.21%	0.00%	26.47%
05/25/2018 - 12/31/2018	8.91	52,965	471,863	0.08%	0.00%	(15.28)%
Invesco V.I. International Growth Series I (4)
12/31/2019 - 12/31/2019	$11.16	190	$2,126	0.00%	0.00%	1.00%
Invesco V.I. International Growth Series II
2019	$16.06	1,978,911	$31,782,959	1.29%	0.00%	28.24%
2018	12.52	2,121,954	26,575,849	1.82%	0.00%	(15.20)%
2017	14.77	2,158,059	31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
American Century VP Mid Cap Value Class I (4)
12/31/2019 - 12/31/2019	$11.52	148	$1,700	0.00%	0.00%	0.00%
American Century VP Mid Cap Value Class II
2019	$24.25	1,432,391	$34,728,746	1.91%	0.00%	28.99%
2018	18.80	1,500,051	28,194,817	1.34%	0.00%	(12.96)%
2017	21.59	1,176,754	25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
American Funds IS Asset Allocation Class 2 (4)
12/27/2019 - 12/31/2019	$10.91	1,674	$18,254	0.00%	0.00%	(0.34)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Asset Allocation Class 4
2019	$32.43	2,317,682	$75,162,694	1.85%	0.00%	20.93%
2018	26.82	1,927,708	51,697,865	1.50%	0.00%	(4.83)%
2017	28.18	1,797,931	50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 2 (4)
12/20/2019 - 12/31/2019	$11.59	1,103	$12,782	0.00%	0.00%	0.19%
American Funds IS Growth Class 4
2019	$41.05	2,277,276	$93,471,721	0.57%	0.00%	30.44%
2018	31.47	2,330,860	73,345,154	0.25%	0.00%	(0.50)%
2017	31.63	2,410,313	76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 2 (4)
12/20/2019 - 12/31/2019	$11.23	284	$3,195	0.00%	0.00%	0.06%
American Funds IS Growth-Income Class 4
2019	$33.75	3,036,847	$102,500,031	1.52%	0.00%	25.85%
2018	26.82	3,035,465	81,406,628	1.24%	0.00%	(2.06)%
2017	27.38	3,106,257	85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2019	$26.53	778,206	$20,648,537	2.19%	0.00%	23.53%
2018	21.48	812,181	17,445,030	1.53%	0.00%	(8.11)%
2017	23.38	885,032	20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
BlackRock Global Allocation V.I. Class III
2019	$24.88	2,562,814	$63,772,435	1.27%	0.00%	17.75%
2018	21.13	2,756,653	58,253,061	0.87%	0.00%	(7.58)%
2017	22.86	2,704,263	61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2019	$13.13	250,553	$3,288,960	3.81%	0.00%	21.41%
2018	10.81	79,395	858,434	1.10%	0.00%	(4.94)%
2017	11.37	61,462	699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
DFA VA International Value (4)
12/20/2019 - 12/31/2019	$11.58	11	$128	0.00%	0.00%	0.33%
BNY Mellon VIF Appreciation Service Shares
2019	$20.00	58,055	$1,161,046	0.89%	0.00%	35.78%
2018	14.73	38,044	560,348	1.04%	0.00%	(7.10)%
2017	15.86	29,840	473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
Fidelity VIP Contrafund Initial Class (4)
12/20/2019 - 12/31/2019	$11.15	574	$6,394	0.00%	0.00%	0.19%
Fidelity VIP Contrafund Service Class 2
2019	$36.30	1,714,933	$62,244,855	0.22%	0.00%	31.27%
2018	27.65	1,883,320	52,071,479	0.44%	0.00%	(6.64)%
2017	29.62	1,995,114	59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2019	$17.74	88,951	$1,577,897	1.91%	0.00%	15.75%
2018	15.33	85,992	1,317,857	1.44%	0.00%	(4.26)%
2017	16.01	90,352	1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2019	$18.11	132,674	$2,402,373	1.88%	0.00%	17.97%
2018	15.35	136,873	2,100,830	1.22%	0.00%	(5.28)%
2017	16.20	211,178	3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2019	$18.07	446,994	$8,076,758	1.76%	0.00%	19.88%
2018	15.07	458,084	6,904,613	1.20%	0.00%	(6.08)%
2017	16.05	514,191	8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2019	$19.07	699,574	$13,340,689	1.98%	0.00%	21.51%
2018	15.69	575,427	9,030,556	1.27%	0.00%	(6.78)%
2017	16.83	595,571	10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2019	$19.02	705,639	$13,423,558	1.88%	0.00%	24.11%
2018	15.33	633,972	9,717,247	1.06%	0.00%	(8.05)%
2017	16.67	688,721	11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2019	$20.39	564,887	$11,519,396	1.74%	0.00%	27.13%
2018	16.04	465,513	7,467,048	1.02%	0.00%	(9.50)%
2017	17.72	409,702	7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2019	$20.69	493,443	$10,210,423	1.70%	0.00%	28.25%
2018	16.13	411,180	6,634,010	1.00%	0.00%	(10.13)%
2017	17.95	354,672	6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
Fidelity VIP Freedom Income Portfolio Service Class 2
2019	$15.82	91,392	$1,445,712	1.85%	0.00%	11.63%
2018	14.17	96,545	1,368,061	1.48%	0.00%	(2.27)%
2017	14.50	97,677	1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
Fidelity VIP Government Money Market Service Class
2019	$10.42	15,544,800	$162,012,845	1.89%	0.00%	1.92%
2018	10.23	18,262,361	186,755,419	1.55%	0.00%	1.55%
2017	10.07	14,255,248	143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2019	$40.10	282,546	$11,329,627	0.05%	0.00%	33.98%
2018	29.93	312,428	9,350,793	0.04%	0.00%	(0.43)%
2017	30.06	382,067	11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
Fidelity VIP International Index Service Class 2 (4)
12/13/2019 - 12/31/2019	$11.39	253	$2,878	0.00%	0.00%	1.52%
Fidelity VIP Mid Cap Service Class 2
2019	$33.45	948,657	$31,731,256	0.68%	0.00%	23.17%
2018	27.16	997,903	27,099,060	0.40%	0.00%	(14.77)%
2017	31.86	1,260,670	40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Value Strategies Service Class 2
2019	$27.86	210,186	$5,855,139	1.48%	0.00%	34.10%
2018	20.77	201,665	4,189,319	0.72%	0.00%	(17.50)%
2017	25.18	268,653	6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
Templeton Foreign VIP Class 2
2019	$13.35	1,551,281	$20,705,105	1.73%	0.00%	12.53%
2018	11.86	1,657,982	19,665,437	2.68%	0.00%	(15.44)%
2017	14.03	1,843,186	25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
Templeton Global Bond VIP Class 1 (4)
12/13/2019 - 12/31/2019	$10.14	284	$2,880	0.00%	0.00%	1.58%
Templeton Global Bond VIP Class 2
2019	$12.94	3,215,145	$41,607,808	7.09%	0.00%	2.01%
2018	12.69	3,267,408	41,449,773	0.00%	0.00%	1.94%
2017	12.44	2,603,285	32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
Janus Henderson Enterprise Institutional Shares (4)
12/31/2019 - 12/31/2019	$10.90	195	$2,126	0.00%	0.00%	0.95%
Janus Henderson Enterprise Service Shares
2019	$38.16	888,143	$33,889,504	0.05%	0.00%	35.16%
2018	28.23	808,957	22,838,668	0.11%	0.00%	(0.66)%
2017	28.42	659,947	18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
Janus Henderson Overseas Service Shares
2019	$11.78	1,412,667	$16,643,856	1.84%	0.00%	26.71%
2018	9.30	1,477,959	13,742,893	1.39%	0.00%	(15.14)%
2017	10.96	2,699,606	29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2019	$13.89	106,485	$1,478,601	0.05%	0.00%	17.79%
2018	11.79	123,198	1,452,341	1.41%	0.00%	(6.57)%
2017	12.62	108,305	1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
Lazard Retirement International Equity Service Class
2019	$10.49	100,044	$1,049,940	0.40%	0.00%	21.00%
06/06/2018 - 12/31/2018	8.67	38,623	334,977	5.98%	0.00%	(13.91)%
ClearBridge Variable Aggressive Growth - Class II
2019	$27.10	831,329	$22,526,620	0.78%	0.00%	24.75%
2018	21.72	819,363	17,798,047	0.36%	0.00%	(8.57)%
2017	23.76	967,177	22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
ClearBridge Variable Mid Cap - Class II
2019	$25.26	805,291	$20,339,440	0.36%	0.00%	32.65%
2018	19.04	475,548	9,054,596	0.17%	0.00%	(12.80)%
2017	21.83	636,772	13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
Western Asset Variable Global High Yield Bond - Class II
2019	$12.43	40,942	$508,800	5.07%	0.00%	14.01%
2018	10.90	38,884	423,830	4.58%	0.00%	(4.16)%
2017	11.37	75,413	857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (5)	0.00%	(9.30)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Bond Debenture Class VC
2019	$13.27	1,428,573	$18,956,660	4.33%	0.00%	13.35%
2018	11.71	1,138,822	13,331,485	5.68%	0.00%	(4.02)%
2017	12.20	847,582	10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
Lord Abbett Developing Growth Class VC
2019	$25.92	952,892	$24,698,255	0.00%	0.00%	31.77%
2018	19.67	885,228	17,413,049	0.00%	0.00%	4.88%
2017	18.75	675,697	12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
Lord Abbett Fundamental Equity Class VC
2019	$23.00	283,051	$6,510,284	1.27%	0.00%	21.51%
2018	18.93	291,903	5,525,168	1.50%	0.00%	(8.16)%
2017	20.61	307,699	6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
Lord Abbett Total Return Class VC
2019	$11.91	4,631,369	$55,161,023	2.83%	0.00%	8.41%
2018	10.99	4,155,870	45,658,033	3.07%	0.00%	(1.03)%
2017	11.10	4,107,392	45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
M Capital Appreciation
2019	$105.83	573,228	$60,664,838	0.33%	0.00%	28.85%
2018	82.13	613,966	50,426,895	0.28%	0.00%	(14.15)%
2017	95.67	674,210	64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
M International Equity
2019	$38.15	1,757,542	$67,054,924	2.95%	0.00%	20.32%
2018	31.71	1,609,349	51,029,338	1.33%	0.00%	(20.57)%
2017	39.92	1,905,029	76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
M Large Cap Growth
2019	$80.61	770,602	$62,116,514	0.00%	0.00%	36.09%
2018	59.23	795,354	47,108,763	0.00%	0.00%	(4.95)%
2017	62.32	805,188	50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
M Large Cap Value
2019	$33.49	863,778	$28,924,514	1.73%	0.00%	21.52%
2018	27.56	924,495	25,476,059	1.42%	0.00%	(12.07)%
2017	31.34	969,099	30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
MFS New Discovery Series - Initial Class (4)
12/13/2019 - 12/31/2019	$11.30	385	$4,353	0.00%	0.00%	2.37%
MFS New Discovery Series - Service Class
2019	$33.69	876,290	$29,521,030	0.00%	0.00%	41.27%
2018	23.85	580,128	13,833,900	0.00%	0.00%	(1.72)%
2017	24.26	1,094,536	26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
MFS Utilities Series - Service Class
2019	$23.26	599,411	$13,941,187	3.80%	0.00%	24.80%
2018	18.64	600,878	11,198,065	0.85%	0.00%	0.81%
2017	18.49	630,731	11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%

See Notes to Financial Statements	See explanation of references on page SA-49

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
MFS Value Series - Initial Class (4)
12/13/2019 - 12/31/2019	$11.26	384	$4,323	0.00%	0.00%	1.65%
MFS Value Series - Service Class
2019	$15.07	1,517,487	$22,867,919	2.00%	0.00%	29.51%
2018	11.64	1,340,620	15,599,821	1.27%	0.00%	(10.36)%
2017	12.98	1,338,421	17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Sustainable Equity Class I
2019	$20.48	28,899	$591,916	0.39%	0.00%	25.88%
2018	16.27	36,387	592,049	0.50%	0.00%	(5.73)%
2017	17.26	26,217	452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2019	$12.50	544,179	$6,802,653	2.08%	0.00%	16.96%
2018	10.69	557,552	5,959,129	1.59%	0.00%	(5.61)%
2017	11.32	612,282	6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
PIMCO Income - Administrative Class
2019	$10.97	281,310	$3,085,100	3.52%	0.00%	8.58%
06/05/2018 - 12/31/2018	10.10	29,702	299,995	3.49%	0.00%	0.92%
Royce Micro-Cap Service Class
2019	$15.02	150,104	$2,254,252	0.00%	0.00%	19.24%
2018	12.60	165,710	2,087,141	0.00%	0.00%	(9.29)%
2017	13.88	149,935	2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
State Street Total Return V.I.S. Class 3
2019	$18.07	114,403	$2,067,528	3.28%	0.00%	15.57%
2018	15.64	69,217	1,082,397	1.65%	0.00%	(6.61)%
2017	16.74	96,389	1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
T. Rowe Price Blue Chip Growth - I (4)
12/05/2019 - 12/31/2019	$11.06	679	$7,511	0.00%	0.00%	3.72%
T. Rowe Price Blue Chip Growth - II
2019	$45.45	3,267,610	$148,508,466	0.00%	0.00%	29.58%
2018	35.07	3,211,817	112,652,770	0.00%	0.00%	1.65%
2017	34.51	3,038,914	104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
T. Rowe Price Equity Income - I (4)
12/05/2019 - 12/31/2019	$11.39	519	$5,907	13.99%	0.00%	3.75%
T. Rowe Price Equity Income - II
2019	$26.95	3,107,815	$83,767,750	2.11%	0.00%	26.04%
2018	21.38	2,901,473	62,046,998	1.79%	0.00%	(9.69)%
2017	23.68	2,895,397	68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
VanEck VIP Global Hard Assets Initial Class
2019	$16.59	1,438,768	$23,867,490	0.00%	0.00%	11.87%
2018	14.83	1,419,346	21,047,322	0.00%	0.00%	(28.28)%
2017	20.68	1,613,669	33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
Vanguard VIF Mid-Cap Index (4)
12/20/2019 - 12/31/2019	$10.57	24	$256	0.00%	0.00%	0.29%

See Notes to Financial Statements	See explanation of references on page SA-49

Explanation of References for Financial Highlights on pages SA-39 to SA-48

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2019 (See Note 1 in Notes to Financial Statements).

(5)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2019, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, DFA Investment Dimensions Group Inc.,Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2019 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following eight Variable Accounts changed names during 2019:

Currently named	Formerly named
Invesco Oppenheimer V.I. Global Series II	Oppenheimer Global Fund/VA Service shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Oppenheimer Main Street Small Cap/VA Non-Service Shares
BlackRock 60/40 Target Allocation ETF V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
BNY Mellon VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares
M Capital Appreciation	Variable Account III
M International Equity	Variable Account I
M Large Cap Growth	Variable Account II
M Large Cap Value	Variable Account V

The following twenty seven Variable Accounts commenced or resumed operations during 2019:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
High Yield Bond Class P	December 20, 2019	American Funds IS Asset Allocation Class 2	December 27, 2019
Managed Bond Class P	December 20, 2019	American Funds IS Growth Class 2	December 20, 2019
Equity Index Class P	December 05, 2019	American Funds IS Growth-Income Class 2	December 20, 2019
Large-Cap Value Class P	December 20, 2019	DFA VA International Value	December 20, 2019
Mid-Cap Value Class P	December 05, 2019	Fidelity VIP Contrafund Initial Class	December 20, 2019
Small-Cap Index Class P	December 05, 2019	Fidelity VIP International Index Service Class 2	December 13, 2019
Small-Cap Value Class P	December 31, 2019	Templeton Global Bond VIP Class 1	December 13, 2019
Emerging Markets Class P	December 20, 2019	Janus Henderson Enterprise Institutional Shares	December 31, 2019
International Large-Cap Class P	December 20, 2019	MFS New Discovery Series - Initial Class	December 13, 2019
International Small-Cap Class P	December 20, 2019	MFS Value Series - Initial Class	December 13, 2019
Technology Class P	December 31, 2019	T. Rowe Price Blue Chip Growth - I	December 05, 2019
Pacific Dynamix - Moderate Growth Class P	December 23, 2019	T. Rowe Price Equity Income - I	December 05, 2019
Invesco V.I. International Growth Series I	December 31, 2019	Vanguard VIF Mid-Cap Index	December 20, 2019
American Century VP Mid Cap Value Class I	December 31, 2019

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Diversified Alternatives Class I and Equity Long/Short Class I Variable Accounts were liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date was transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

On March 29, 2018, the BlackRock iShares Dynamic Fixed Income V.I. Class I and BlackRock iShares Equity Appreciation V.I. Class I Variable Accounts were liquidated. On August 31, 2018, the BlackRock iShares Alternative Strategies V.I. Class I Variable Account was liquidated. Any units that remained in each of these three Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these three Variable Accounts were liquidated prior to December 31, 2018, no other information for these Variable Accounts are included in this annual report.

On June 28, 2018, the net assets of the Pacific Select Fund’s Long/Short Large-Cap Portfolio Class I, the underlying Portfolio for the Long/Short Large-Cap Variable Account, were transferred to the Pacific Select Fund Main Street Core Portfolio Class I, the underlying Portfolio for the Main Street Core Variable Account through a reorganization (the “2018 Reorganization”). In connection with the 2018 Reorganization, any units that remained in the Long/Short Large-Cap Variable Account after the close of business on June 28, 2018 were transferred to the Main Street Core Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on June 28, 2018. The Long/Short Large-Cap Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2019.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF. For the year ended December 31, 2019, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated  by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2019, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2019 and 2018 were as follows:

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	342,643	(93,056)	249,587	71,094	(49,563)	21,531
Diversified Bond Class I	859,102	(823,997)	35,105	1,810,588	(1,136,430)	674,158
Floating Rate Income Class I	2,148,127	(409,018)	1,739,109	638,814	(78,715)	560,099
High Yield Bond Class I	404,611	(377,444)	27,167	350,265	(623,455)	(273,190)
High Yield Bond Class P	8	—	8
Inflation Managed Class I	112,881	(182,678)	(69,797)	138,784	(273,153)	(134,369)
Inflation Strategy Class I	31,747	(35,585)	(3,838)	23,268	(43,702)	(20,434)
Managed Bond Class I	372,441	(526,855)	(154,414)	491,166	(720,539)	(229,373)
Managed Bond Class P	23	—	23
Short Duration Bond Class I	1,158,894	(895,066)	263,828	1,725,626	(1,123,299)	602,327
Emerging Markets Debt Class I	129,618	(100,453)	29,165	705,498	(484,163)	221,335
Comstock Class I	258,978	(349,716)	(90,738)	356,562	(431,822)	(75,260)
Developing Growth Class I	30	(70,882)	(70,852)	3,843	(90,268)	(86,425)
Dividend Growth Class I	351,425	(437,838)	(86,413)	216,561	(367,756)	(151,195)
Equity Index Class I	507,615	(767,499)	(259,884)	709,547	(1,033,367)	(323,820)
Equity Index Class P	171	—	171
Focused Growth Class I	142,281	(186,629)	(44,348)	165,456	(215,928)	(50,472)
Growth Class I	142,719	(249,406)	(106,687)	125,281	(256,605)	(131,324)
Large-Cap Growth Class I	489,377	(673,427)	(184,050)	571,461	(711,930)	(140,469)
Large-Cap Value Class I	353,863	(481,965)	(128,102)	380,335	(546,881)	(166,546)
Large-Cap Value Class P	25	—	25
Main Street Core Class I	82,866	(255,119)	(172,253)	209,926	(250,448)	(40,522)
Mid-Cap Equity Class I	504,250	(541,936)	(37,686)	368,789	(298,970)	69,819
Mid-Cap Growth Class I	547,431	(611,841)	(64,410)	367,644	(422,432)	(54,788)
Mid-Cap Value Class I	83,175	(81,817)	1,358	68,339	(85,128)	(16,789)
Mid-Cap Value Class P	23	—	23
Small-Cap Equity Class I	132,836	(128,190)	4,646	142,648	(516,069)	(373,421)
Small-Cap Index Class I	738,590	(883,162)	(144,572)	1,198,337	(1,659,289)	(460,952)
Small-Cap Index Class P	22	—	22
Small-Cap Value Class I	166,198	(216,155)	(49,957)	178,504	(265,779)	(87,275)
Small-Cap Value Class P	110	—	110
Value Advantage Class I	149,504	(35,185)	114,319	52,727	(30,464)	22,263
Emerging Markets Class I	415,185	(492,598)	(77,413)	608,594	(612,017)	(3,423)
Emerging Markets Class P	289	—	289
International Large-Cap Class I	1,229,957	(1,242,133)	(12,176)	1,661,990	(1,286,273)	375,717
International Large-Cap Class P	729	—	729
International Small-Cap Class I	483,143	(409,279)	73,864	1,087,951	(460,666)	627,285
International Small-Cap Class P	229	—	229
International Value Class I	531,712	(596,369)	(64,657)	514,023	(579,166)	(65,143)
Health Sciences Class I	130,504	(234,260)	(103,756)	295,439	(332,442)	(37,003)
Real Estate Class I	188,843	(235,648)	(46,805)	230,791	(346,279)	(115,488)
Technology Class I	309,366	(414,242)	(104,876)	771,279	(713,815)	57,464
Technology Class P	230	—	230
Currency Strategies Class I	9,775	(26,686)	(16,911)	46,500	(15,777)	30,723
Pacific Dynamix - Conservative Growth Class I	171,994	(93,280)	78,714	122,610	(127,621)	(5,011)
Pacific Dynamix - Moderate Growth Class I	637,618	(319,585)	318,033	683,970	(330,335)	353,635
Pacific Dynamix - Moderate Growth Class P	4,556	—	4,556
Pacific Dynamix - Growth Class I	768,996	(504,019)	264,977	800,554	(397,706)	402,848
Portfolio Optimization Conservative Class I	539,788	(370,792)	168,996	154,910	(313,260)	(158,350)
Portfolio Optimization Moderate-Conservative Class I	297,689	(391,894)	(94,205)	260,645	(493,224)	(232,579)
Portfolio Optimization Moderate Class I	980,966	(2,111,997)	(1,131,031)	1,200,583	(2,009,023)	(808,440)
Portfolio Optimization Growth Class I	1,362,984	(2,459,998)	(1,097,014)	1,551,894	(2,137,613)	(585,719)
Portfolio Optimization Aggressive-Growth Class I	782,732	(906,318)	(123,586)	765,540	(967,159)	(201,619)
PSF DFA Balanced Allocation Class D	435,686	(65,013)	370,673	208,407	(45,513)	162,894

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Oppenheimer V.I. Global Series II	282,073	(240,641)	41,432	406,958	(322,679)	84,279
Invesco Oppenheimer V.I. Main Street Small Cap Series I	64,621	(38,576)	26,045	53,883	(918)	52,965
Invesco V.I. International Growth Series I	190	—	190
Invesco V.I. International Growth Series II	317,726	(460,769)	(143,043)	499,056	(535,161)	(36,105)
American Century VP Mid Cap Value Class I	148	—	148
American Century VP Mid Cap Value Class II	371,485	(439,145)	(67,660)	879,225	(555,928)	323,297
American Funds IS Asset Allocation Class 2	1,674	—	1,674
American Funds IS Asset Allocation Class 4	684,652	(294,678)	389,974	476,669	(346,892)	129,777
American Funds IS Growth Class 2	1,103	—	1,103
American Funds IS Growth Class 4	284,686	(338,270)	(53,584)	342,163	(421,616)	(79,453)
American Funds IS Growth-Income Class 2	284	—	284
American Funds IS Growth-Income Class 4	397,245	(395,863)	1,382	388,218	(459,011)	(70,793)
BlackRock Basic Value V.I. Class III	58,545	(92,520)	(33,975)	61,157	(134,009)	(72,852)
BlackRock Global Allocation V.I. Class III	365,283	(559,122)	(193,839)	553,083	(500,693)	52,390
BlackRock 60/40 Target Allocation ETF V.I. Class I	203,611	(32,453)	171,158	47,679	(29,746)	17,933
DFA VA International Value	11	—	11
BNY Mellon VIF Appreciation Service Shares	32,385	(12,374)	20,011	15,917	(7,713)	8,204
Fidelity VIP Contrafund Initial Class	574	—	574
Fidelity VIP Contrafund Service Class 2	164,002	(332,389)	(168,387)	224,291	(336,084)	(111,793)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	14,725	(11,766)	2,959	11,014	(15,374)	(4,360)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	16,025	(20,224)	(4,199)	12,515	(86,820)	(74,305)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	115,018	(126,108)	(11,090)	76,249	(132,356)	(56,107)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	219,367	(95,220)	124,147	118,531	(138,675)	(20,144)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	196,538	(124,871)	71,667	188,384	(243,133)	(54,749)
Fidelity VIP Freedom 2035 Portfolio Service Class 2	163,434	(64,060)	99,374	143,819	(88,008)	55,811
Fidelity VIP Freedom 2045 Portfolio Service Class 2	146,101	(63,838)	82,263	121,048	(64,540)	56,508
Fidelity VIP Freedom Income Portfolio Service Class 2	6,598	(11,751)	(5,153)	14,152	(15,284)	(1,132)
Fidelity VIP Government Money Market Service Class	19,635,429	(22,352,990)	(2,717,561)	22,879,778	(18,872,664)	4,007,114
Fidelity VIP Growth Service Class 2	49,989	(79,871)	(29,882)	66,483	(136,122)	(69,639)
Fidelity VIP International Index Service Class 2	253	—	253
Fidelity VIP Mid Cap Service Class 2	162,255	(211,501)	(49,246)	132,609	(395,377)	(262,768)
Fidelity VIP Value Strategies Service Class 2	53,843	(45,322)	8,521	29,077	(96,065)	(66,988)
Templeton Foreign VIP Class 2	304,744	(411,445)	(106,701)	305,173	(490,377)	(185,204)
Templeton Global Bond VIP Class 1	284	—	284
Templeton Global Bond VIP Class 2	405,512	(457,775)	(52,263)	1,167,695	(503,571)	664,124
Janus Henderson Enterprise Institutional Shares	195	—	195
Janus Henderson Enterprise Service Shares	339,284	(260,098)	79,186	330,779	(181,769)	149,010
Janus Henderson Overseas Service Shares	189,126	(254,418)	(65,292)	288,036	(1,509,683)	(1,221,647)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	20,030	(36,743)	(16,713)	40,974	(26,081)	14,893
Lazard Retirement International Equity Service Shares	67,975	(6,554)	61,421	38,868	(245)	38,623
ClearBridge Variable Aggressive Growth - Class II	253,253	(241,287)	11,966	153,015	(300,829)	(147,814)
ClearBridge Variable Mid Cap - Class II	407,700	(77,957)	329,743	72,076	(233,300)	(161,224)
Western Asset Variable Global High Yield Bond - Class II	8,737	(6,679)	2,058	4,004	(40,533)	(36,529)
Lord Abbett Bond Debenture Class VC	603,039	(313,288)	289,751	595,547	(304,307)	291,240
Lord Abbett Developing Growth Class VC	363,186	(295,522)	67,664	557,664	(348,134)	209,530
Lord Abbett Fundamental Equity Class VC	73,323	(82,175)	(8,852)	30,836	(46,632)	(15,796)
Lord Abbett Total Return Class VC	1,205,556	(730,057)	475,499	1,128,152	(1,079,675)	48,477
M Capital Appreciation	88,847	(129,585)	(40,738)	152,340	(212,584)	(60,244)
M International Equity	361,079	(212,886)	148,193	249,669	(545,348)	(295,679)
M Large Cap Growth	225,844	(250,596)	(24,752)	238,726	(248,559)	(9,833)
M Large Cap Value	228,586	(289,303)	(60,717)	263,907	(308,512)	(44,605)
MFS New Discovery Series - Initial Class	385	—	385
MFS New Discovery Series - Service Class	442,594	(146,432)	296,162	327,534	(841,943)	(514,409)
MFS Utilities Series - Service Class	201,957	(203,424)	(1,467)	145,124	(174,977)	(29,853)
MFS Value Series - Initial Class	384	—	384
MFS Value Series - Service Class	471,194	(294,327)	176,867	417,583	(415,384)	2,199
Neuberger Berman Sustainable Equity Class I	13,489	(20,977)	(7,488)	16,514	(6,343)	10,171

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2019			2018
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	50,296	(63,669)	(13,373)	75,237	(129,967)	(54,730)
PIMCO Income - Administrative Class	277,435	(25,827)	251,608	33,589	(3,887)	29,702
Royce Micro-Cap Service Class	23,409	(39,015)	(15,606)	49,633	(33,857)	15,776
State Street Total Return V.I.S. Class 3	54,337	(9,151)	45,186	13,853	(41,026)	(27,173)
T. Rowe Price Blue Chip Growth - I	679	—	679
T. Rowe Price Blue Chip Growth - II	498,784	(442,991)	55,793	724,900	(551,997)	172,903
T. Rowe Price Equity Income - I	519	—	519
T. Rowe Price Equity Income - II	498,012	(291,670)	206,342	345,248	(339,172)	6,076
VanEck VIP Global Hard Assets Initial Class	405,549	(386,127)	19,422	396,788	(591,111)	(194,323)
Vanguard VIF Mid-Cap Index	24	—	24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising the Core Income Class I, Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, High Yield Bond Class P,  Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Managed Bond Class P, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Equity Index Class P, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Large-Cap Value Class P, Main Street® Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Mid-Cap Value Class P, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Index Class P, Small-Cap Value Class I, Small-Cap Value Class P, Value Advantage Class I, Emerging Markets Class I, Emerging Markets Class P, International Large-Cap Class I, International Large-Cap Class P, International Small-Cap Class I, International Small-Cap Class P, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Technology Class P, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix - Moderate Growth Class P, Pacific Dynamix - Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service shares), Invesco Oppenheimer V.I. Main Street Small Cap Series I (Oppenheimer Main Street Small Cap/VA Non-Service Shares), Invesco V.I. International Growth Series I, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class I, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 2, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 2, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 2, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I), DFA VA International Value, BNY Mellon VIF Appreciation Service Shares (formerly Dreyfus VIF Appreciation Service Shares), Fidelity® VIP Contrafund® Initial Class, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2010 PortfolioSM Service Class 2, Fidelity VIP Freedom 2015 PortfolioSM Service Class 2, Fidelity VIP Freedom 2020 PortfolioSM Service Class 2, Fidelity VIP Freedom 2025 PortfolioSM Service Class 2, Fidelity VIP Freedom 2030 PortfolioSM Service Class 2, Fidelity VIP Freedom 2035 PortfolioSM Service Class 2, Fidelity VIP Freedom 2045 PortfolioSM Service Class 2, Fidelity VIP Freedom Income PortfolioSM Service Class 2 , Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP International Index Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 1, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Institutional Shares, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement International Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V), MFS® New Discovery Series - Initial Class, MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Initial Class, MFS Value Series - Service Class, Neuberger Berman Sustainable Equity Class I, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, PIMCO Income - Administrative Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth — I, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income — I, T. Rowe Price Equity Income — II, VanEck VIP Global Hard Assets Initial Class and Vanguard® VIF Mid-Cap Index Variable Accounts (collectively, the “Variable Accounts”) including the schedules of investments as of December 31, 2019; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Diversified Bond Class I, Floating Rate Income Class I, High Yield Bond Class I, Inflation Managed Class I, Inflation Strategy Class I, Managed Bond Class I, Short Duration Bond Class I, Emerging Markets Debt Class I, Comstock Class I, Developing Growth Class I, Dividend Growth Class I, Equity Index Class I, Focused Growth Class I, Growth Class I, Large-Cap Growth Class I, Large-Cap Value Class I, Main Street Core Class I, Mid-Cap Equity Class I, Mid-Cap Growth Class I, Mid-Cap Value Class I, Small-Cap Equity Class I, Small-Cap Index Class I, Small-Cap Value Class I, Value Advantage Class I, Emerging Markets Class I, International Large-Cap Class I, International Small-Cap Class I, International Value Class I, Health Sciences Class I, Real Estate Class I, Technology Class I, Currency Strategies Class I, Pacific Dynamix - Conservative Growth Class I, Pacific Dynamix - Moderate Growth Class I, Pacific Dynamix — Growth Class I, Portfolio Optimization Conservative Class I, Portfolio Optimization Moderate-Conservative Class I, Portfolio Optimization Moderate Class I, Portfolio Optimization Growth Class I, Portfolio Optimization Aggressive-Growth Class I, Invesco Oppenheimer V.I. Global Series II (formerly Oppenheimer Global/VA Service shares), Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BNY Mellon VIF Appreciation Service Shares (formerly Dreyfus VIF Appreciation Service Shares), Fidelity VIP Contrafund Service Class 2, Fidelity VIP Freedom 2010 Portfolio Service Class 2, Fidelity VIP Freedom 2015 Portfolio Service Class 2, Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio Service Class 2, Fidelity VIP Freedom 2030 Portfolio Service Class 2, Fidelity VIP Freedom 2035 Portfolio Service Class 2, Fidelity VIP Freedom 2045 Portfolio Service Class 2, Fidelity VIP Freedom Income Portfolio Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares, Janus Henderson Overseas Service Shares, Lazard Retirement Global Dynamic Multi-Asset Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity

Class VC, Lord Abbett Total Return Class VC, M Capital Appreciation (formerly Variable Account III), M International Equity (formerly Variable Account I), M Large Cap Growth (formerly Variable Account II), M Large Cap Value (formerly Variable Account V),  MFS New Discovery Series - Service Class, MFS Utilities Series - Service Class, Neuberger Berman Sustainable Equity Class I, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income — II and VanEck VIP Global Hard Assets Initial Class Variable Accounts and; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for Core Income Class I, High Yield Bond Class P, Managed Bond Class P, Equity Index Class P, Large-Cap Value Class P, Mid-Cap Value Class P, Small-Cap Index Class P, Small-Cap Value Class P, Emerging Markets Class P, International Large-Cap Class P, International Small-Cap Class P, Technology Class P, Pacific Dynamix - Moderate Growth Class P, PSF DFA Balanced Allocation Class D, Invesco Oppenheimer V.I. Main Street Small Cap Series I (formerly Oppenheimer Main Street Small Cap/VA Non-Service Shares), Invesco V.I. International Growth Series I, American Century VP Mid Cap Value Class I, American Funds IS Asset Allocation Class 2, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 2, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 2, American Funds IS Growth-Income Class 4, BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I), DFA VA International Value, Fidelity VIP Contrafund Initial Class, Fidelity VIP International Index Service Class 2, Templeton Global Bond VIP Class 1, Janus Henderson Enterprise Institutional Shares, Lazard Retirement International Equity Service Class, Western Asset Variable Global High Yield Bond - Class II, MFS New Discovery Series - Initial Class, MFS Value Series - Initial Class, MFS Value Series - Service Class,  PIMCO Income - Administrative Class,  T. Rowe Price Blue Chip Growth — I, T. Rowe Price Equity Income — I and Vanguard VIF Mid-Cap Index Variable Accounts; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from May 5, 2015 (commencement of operations) through December 31, 2015
High Yield Bond Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Managed Bond Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Equity Index Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Large-Cap Value Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Mid-Cap Value Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Index Class P	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Small-Cap Value Class P	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Emerging Markets Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Large-Cap Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
International Small-Cap Class P	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Technology Class P	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Pacific Dynamix - Moderate Growth Class P	For the period from December 23, 2019 (commencement of operations) through December 31, 2019
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, the period from June 22, 2016 (commencement of operations) through December 31, 2016

Invesco Oppenheimer V.I. Main Street Small Cap Series I (formerly Oppenheimer Main Street Small Cap/VA Non-Service Shares)	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from May 25, 2018 (commencement of operations) through December 31, 2018
Invesco V.I. International Growth Series I	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Century VP Mid Cap Value Class I	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 2	For the period from December 27, 2019 (commencement of operations) through December 31, 2019
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
American Funds IS Growth Class 2	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
American Funds IS Growth-Income Class 2	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
American Funds IS Growth-Income Class 4	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from October 30, 2015 (commencement of operations) through December 31, 2015
BlackRock 60/40 Target Allocation ETF V.I. Class I (formerly BlackRock iShares Dynamic Allocation V.I. Class I)	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the years ended December 31, 2019, 2018, 2017, 2016 and the period from June 24, 2015 (commencement of operations) through December 31, 2015
DFA VA International Value	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP Contrafund Initial Class	For the period from December 20, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP International Index Service Class 2	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
Templeton Global Bond VIP Class 1	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
Janus Henderson Enterprise Institutional Shares	For the period from December 31, 2019 (commencement of operations) through December 31, 2019
Lazard Retirement International Equity Service Shares	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 6, 2018 (commencement of operations) through December 31, 2018
Western Asset Variable Global High Yield Bond - Class II	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017, 2016 and the period from May 20, 2015 (commencement of operations) through December 31, 2015
MFS New Discovery Series - Initial Class	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS Value Series - Initial Class	For the period from December 13, 2019 (commencement of operations) through December 31, 2019
MFS Value Series - Service Class	For the year ended December 31, 2019	For the years ended December 31, 2019 and 2018	For the year ended December 31, 2019, 2018, 2017, 2016 and the period from July 13, 2015 (commencement of operations) through December 31, 2015

PIMCO Income - Administrative Class	For the year ended December 31, 2019	For the year ended December 31, 2019 the period from June 5, 2018 (commencement of operations) through December 31, 2018
T. Rowe Price Blue Chip Growth — I	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
T. Rowe Price Equity Income — I	For the period from December 5, 2019 (commencement of operations) through December 31, 2019
Vanguard VIF Mid-Cap Index	For the period from December 20, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2020

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2019 and 2018 and

for the years ended December 31, 2019, 2018 and 2017

and Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2019 and the related notes to consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence that we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2019 and 2018, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Notes 1 and 6 to the consolidated financial statements, the accompanying consolidated financial statements have been reclassified to give effect to the discontinued operations of the aircraft leasing business.

March 5, 2020

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,
(In Millions, except share data)	2019	2018
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value	$61,806	$51,180
Fair value option securities (includes VIE assets of $977 and $954)	1,584	1,488
Mortgage loans (includes VIE assets of $1,800 and $1,800)	16,388	14,886
Policy loans	7,950	7,975
Other investments (includes VIE assets of $776 and $572)	5,707	4,038
TOTAL INVESTMENTS	93,435	79,567
Cash, cash equivalents, and restricted cash (includes VIE assets of $57 and $60)	6,111	2,274
Deferred policy acquisition costs	4,804	5,023
Other assets (includes VIE assets of $7 and $8)	2,574	2,803
Separate account assets	60,192	53,709
Assets related to discontinued operations (Note 6)		11,339

TOTAL ASSETS	$167,116	$154,715

LIABILITIES AND EQUITY
Liabilities:
Policyholder account balances	$60,634	$53,878
Future policy benefits	21,684	18,095
Debt (includes VIE debt of $1,634 and $1,594)	4,542	4,475
Fair value option debt (represents VIE debt)	910	880
Other liabilities (includes VIE liabilities of $34 and $110)	4,755	3,240
Separate account liabilities	60,192	53,709
Liabilities related to discontinued operations (Note 6)		8,095
TOTAL LIABILITIES	152,717	142,372

Commitments and contingencies (Note 17)

Stockholder’s Equity:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Additional paid-in capital	1,019	1,023
Retained earnings	10,571	10,434
Accumulated other comprehensive income	2,603	73
Total Stockholder’s Equity	14,223	11,560
Noncontrolling interests	176	783
TOTAL EQUITY	14,399	12,343
TOTAL LIABILITIES AND EQUITY	$167,116	$154,715

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,
(In Millions)	2019	2018	2017
REVENUES
Policy fees and insurance premiums	$5,878	$4,750	$4,347
Net investment income	3,514	3,243	2,835
Net investment gain (loss)	(391)	60	53
Other than temporary impairments	(19)	(15)	(11)
Investment advisory fees	265	295	300
Other income	298	264	262
TOTAL REVENUES	9,545	8,597	7,786

BENEFITS AND EXPENSES
Policy benefits paid or provided	4,915	3,644	3,463
Interest credited to policyholder account balances	1,633	1,490	1,383
Commission expenses	877	1,264	769
Operating and other expenses	1,503	1,427	1,341
TOTAL BENEFITS AND EXPENSES	8,928	7,825	6,956

INCOME FROM CONTINUING OPERATIONS BEFORE PROVISION (BENEFIT) FOR INCOME TAXES FROM CONTINUING OPERATIONS	617	772	830
Provision (benefit) for income taxes from continuing operations	65	74	(436)

INCOME FROM CONTINUING OPERATIONS	552	698	1,266
Discontinued operations, net of taxes (Note 6)	359	229	94

Net income	911	927	1,360
Less: net income from continuing operations attributable to noncontrolling interests	(24)	(3)	(5)
Less: income from discontinued operations attributable to noncontrolling interest	(100)	(53)	(1)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$787	$871	$1,354

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,
(In Millions)	2019	2018	2017
NET INCOME	$911	$927	$1,360

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	2,523	(1,529)	411
Other, net	7	(8)	8

Other comprehensive income (loss)	2,530	(1,537)	419

Comprehensive income (loss)	3,441	(610)	1,779
Less: comprehensive income attributable to noncontrolling interests	(124)	(56)	(6)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$3,317	$(666)	$1,773

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

		Additional		Accumulated Other	Total
	Common	Paid-in	Retained	Comprehensive	Stockholder’s	Noncontrolling	Total
(In Millions)	Stock	Capital	Earnings	Income	Equity	Interests	Equity
BALANCES, JANUARY 1, 2017	$30	$1,019	$8,625	$909	$10,583	$125	$10,708
Comprehensive income:
Net income			1,354		1,354	6	1,360
OCI				419	419		419
Total comprehensive income					1,773	6	1,779
Dividend to parent			(160)		(160)		(160)
Reclassification of deferred tax effects (Note 1)			(285)	285	—		—
Partial sale of discontinued operation		4			4	587	591
Change in equity of noncontrolling interests						(23)	(23)
BALANCES, DECEMBER 31, 2017	30	1,023	9,534	1,613	12,200	695	12,895
Cumulative effect of adoption of accounting change (Note 1)			29	(3)	26		26
BALANCES, JANUARY 1, 2018	30	1,023	9,563	1,610	12,226	695	12,921
Comprehensive income (loss):
Net income			871		871	56	927
OCI				(1,537)	(1,537)		(1,537)
Total comprehensive income (loss)					(666)	56	(610)
Change in equity of noncontrolling interests						32	32
BALANCES, DECEMBER 31, 2018	30	1,023	10,434	73	11,560	783	12,343
Comprehensive income:
Net income			787		787	124	911
OCI				2,530	2,530		2,530
Total comprehensive income					3,317	124	3,441
Dividend to parent			(650)		(650)		(650)
Equity capital contribution, net of tax, for additional interest in discontinued operation (Note 1)		5			5	194	199
Distributions of noncontrolling interest for sale of discontinued operation (Notes 1 and 6)		(9)			(9)	(940)	(949)
Change in equity of noncontrolling interests						15	15
BALANCES, DECEMBER 31, 2019	$30	$1,019	$10,571	$2,603	$14,223	$176	$14,399

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income from continuing operations	$552	$698	$1,266
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Net accretion on fixed maturity securities	(42)	(45)	(46)
Depreciation and amortization	90	76	86
Deferred income taxes	(77)	207	(636)
Net investment (gain) loss	391	(60)	(53)
Other than temporary impairments	19	15	11
Net change in deferred policy acquisition costs	(372)	13	(246)
Interest credited to policyholder account balances	1,633	1,490	1,383
Net change in future policy benefits	2,649	1,806	1,369
Purchases of trading securities	(890)	(299)	(428)
Proceeds from disposals of trading securities	439	265	422
Other operating activities, net	131	(141)	208
Net cash provided by operating activities - discontinued operations	548	629	572
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,071	4,654	3,908

CASH FLOWS FROM INVESTING ACTIVITIES
Available for sale securities:
Purchases	(10,755)	(10,513)	(6,685)
Sales	1,668	1,632	994
Maturities and repayments	3,409	2,216	2,767
Purchases of fair value option securities	(857)	(882)	(673)
Proceeds from disposals of fair value option securities	851	440	150
Purchases of equity securities	(2)	(266)
Proceeds from sale of equity securities	101	641
Fundings of mortgage loans	(2,805)	(2,093)	(1,636)
Repayments of mortgage loans	1,348	740	295
Purchases of real estate	(878)	(343)	(682)
Net change in policy loans	25	(294)	(244)
Terminations of derivative instruments, net	447	445	400
Proceeds from nonhedging derivative settlements	278	311	105
Payments for nonhedging derivative settlements	(845)	(517)	(579)
Purchases of working capital finance investments	(1,000)	(943)	(905)
Repayments of working capital finance investments	951	983	990
Net change in cash collateral	579	(289)	86
Other investing activities, net	(138)	(256)	(405)
Net cash provided by (used in) investing activities - discontinued operations	1,272	(1,600)	(1,345)
NET CASH USED IN INVESTING ACTIVITIES	(6,351)	(10,588)	(7,367)
(Continued)

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2019	2018	2017
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	$9,867	$9,575	$6,843
Withdrawals	(6,089)	(5,910)	(4,735)
Net change in short-term debt	8	(14)	98
Issuance of long-term debt	359	148	1,144
Partial retirement of surplus notes			(906)
Payments of long-term debt	(290)	(2)	(23)
Issuance of fair value option debt		460	460
Net change in cash collateral for loaned securities	835	472	640
Dividend to parent	(650)		(160)
Other financing activities, net	(35)	30	(22)
Net cash provided by financing activities - discontinued operations	452	1,258	1,423
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,457	6,017	4,762

Net change in cash, cash equivalents, and restricted cash	3,177	83	1,303
Cash, cash equivalents, and restricted cash, beginning of year	2,274	2,478	1,234
Change in cash, cash equivalents, and restricted cash of disposed subsidiary	660	(287)	(59)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	$6,111	$2,274	$2,478

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (received), net	$18	$(54)	$248
Interest paid from continuing operations	255	234	194
Interest paid from discontinued operations	266	216	178
NON-CASH TRANSACTIONS
Assets received in connection with pension risk transfer transactions	221

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.                                      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.  Pacific Life and its subsidiaries (the Company) and affiliates have primary business operations consisting of life insurance, annuities, and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and the variable interest entities (VIEs) in which the Company is the primary beneficiary.  All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2).  These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop.  Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•                  The fair value of investments in the absence of quoted market values

•                  Other than temporary impairment (OTTI) losses of investments

•                  Application of the consolidation rules to certain investments

•                  The fair value of and accounting for derivatives, including embedded derivatives

•                  The capitalization and amortization of deferred policy acquisition costs (DAC)

•                  The liability for future policy benefits, including guarantees

•                  Income taxes

•                  Reinsurance transactions

•                  Litigation and other contingencies

In March 2019, TC Skyward Aviation U.S., Inc. (TCSA), a Delaware corporation and direct subsidiary of Tokyo Century Corporation, a Japanese corporation, contributed $200 million of additional equity capital directly to Aviation Capital Group LLC (ACG) in exchange for newly issued limited liability company interests, increasing TCSA’s total ownership in ACG to 24.5% of the outstanding limited liability company interests in ACG.  ACG was then a 75.5% owned indirect subsidiary of Pacific Life, engaged in the acquisition and leasing of commercial aircraft.

In September 2019, the Company entered into a definitive agreement to sell its remaining ownership in ACG to TCSA and on December 5, 2019, the Company completed the sale.  Effective upon the closing of the transaction, the Company received cash proceeds of $3.0 billion, recorded a $25 million gain on sale of discontinued operations, net of taxes, and disposed of the Company’s aircraft leasing business.  As the sale of ACG represented a strategic shift that has a major effect on the Company’s operations and financial results, the Company’s aircraft leasing business has been classified as a discontinued operation within the consolidated financial statements for all periods presented.  See Note 6 for additional information on discontinued operations.

Certain reclassifications have been made to the 2018 and 2017 consolidated financial statements to conform to the 2019 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2019 through March 5, 2020, the date the consolidated financial statements were available to be issued.  See Note 15.

INVESTMENTS

Fixed maturity securities available for sale are reported at fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (loss) (OCI).

Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.  For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives.  Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired.  If a decline in the fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the fair value and net carrying amount of the security.  If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings, specifically OTTI.  If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings, specifically OTTI.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

For fixed maturity securities in unrealized loss positions, the Company evaluates whether it intends to sell, or will be required to sell the security before anticipated recovery of amortized cost. If a security meets either criteria, it is considered an other than temporary impairment. If a security does not meet either criteria, an analysis is performed on whether projected future cash flows are sufficient to recover the amortized cost.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows.  In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Realized gains and losses on investment transactions are determined on a specific identification basis at trade date and are included in net investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities and syndicated bank loans.  The Company elected the FVO in order to report the investments at fair value with changes in the fair value of these securities recognized in net investment gain (loss).  This accounting treatment for the U.S. Government securities will provide a partial offset on income volatility due to the impact of interest rate movements.  The Company has elected the FVO for debt issued from a collateralized loan obligation (CLO) that is classified as a VIE.  The debt and syndicated bank loans were designated as FVO to reduce the impact of market value changes from the CLO on the consolidated financial statements. See Notes 3 and 10.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs.  Interest is recognized and discounts and deferred origination fees are amortized in interest income using the effective interest method based on the contractual life of the mortgage loan.  Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement.  For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s fair value of the underlying collateral of the mortgage loan.

Policy loans are stated at unpaid principal balances.  Interest income is recorded as earned using the contractual interest rate.  Generally, accrued interest is capitalized on the policy’s anniversary date.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

Other investments primarily consist of investments in private equity partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, equity securities, trading securities, securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds), and working capital finance investments (WCFI).  Investments in private equity partnerships, joint venture interests and hedge funds are recorded under either the equity method of accounting or at fair value using the net asset value (NAV) per share practical expedient.  The income and changes in fair value for these investments are recorded in net investment income.  Trading securities, equity securities and the securities of the 40 Act Funds are reported at fair value with changes in fair value recognized in net investment gain (loss).  WCFIs are held at accreted book value, which approximates fair value due to the short-term nature of the investment.

Real estate investments are carried at depreciated cost, net of write-downs.  For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition.  Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered not recoverable and an impairment loss is recognized as the amount by which the real estate carrying value exceeds its fair value.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at fair value.  Prior to the adoption of Accounting Standards Update (ASU) 2017-12, if the derivative was designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative was recorded in OCI and reclassified to earnings when the hedged item affected earnings, and the ineffective portion of changes in the fair value of the derivative was recognized in net investment gain (loss).  Effective January 1, 2019, the Company adopted ASU 2017-12 which no longer requires the Company to bifurcate the ineffective portion for cash flow hedges.  See Recently Adopted Accounting Pronouncements below for further discussion.  If the derivative is designated as a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported in net investment gain (loss).  The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item.  For derivative instruments not designated as a hedge, the entire change in fair value of the derivative is recorded in net investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis.  For derivatives that are hedging investments, these amounts are included in net investment income.  For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses.  For derivatives not designated as a hedge, the periodic cash flows are reflected in net investment gain (loss) on an accrual basis.  Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net investment gain (loss), or interest credited to policyholder account balances when the forecasted transactions affect earnings.  Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

Cash and cash equivalents include all short-term, highly liquid investments with a maturity of three months or less from purchase date.  Cash equivalents consist primarily of U.S. Treasury bills and money market securities.  Restricted cash primarily consists of liquidity reserves related to security deposits, commitment fees, cash collateral, cash held in trusts, and property tax impounds.  Restricted cash was $14 million and $7 million as of December 31, 2019 and 2018, respectively.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC.  DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract.  However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed.  The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.  The nature of sales inducements include bonus credits equal to a certain percentage of each deposit.

For universal life (UL), variable annuities, and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts.  Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization.  DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.  DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance.  Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins.  The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.50% depending on the product.  A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period.  In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization.  All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997.  The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $238 million and $246 million as of December 31, 2019 and 2018, respectively.  Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $241 million and $253 million as of December 31, 2019 and 2018, respectively.  The net contribution to income from the Closed Block was $1 million, zero, and $3 million for the years ended December 31, 2019, 2018, and 2017, respectively.  As of December 31, 2019 and 2018, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired.  Goodwill is included in other assets and was $35 million as of December 31, 2019 and 2018.  There were no goodwill impairments recognized during the years ended December 31, 2019, 2018, and 2017.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements, are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Interest credited to these contracts ranged from 0.0% to 9.1%.

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and certain immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age, and expenses.  Interest rates used in establishing such liabilities ranged from 0.8% to 11.0%.  Assumptions such as mortality and interest rates are “locked in” upon the issuance of new business.  Although certain assumptions are “locked-in”, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves.  Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.  Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available for sale are included in accumulated other comprehensive income (AOCI).

The liability for future policy benefits includes a liability for unpaid claims, established based on the Company’s estimated cost of settling all claims.  Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.  The estimates used to determine the liability for unpaid claims are derived principally from the Company’s historical experience.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten-year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions.  If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 9).  All other GLB guarantees are accounted for as embedded derivatives (Note 7).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC.  Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities.  Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue.  Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations.  Interest rate assumptions ranged from 1.5% to 9.3%.  Future dividends for participating business are provided for in the liability for future policy benefits.  Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses.  The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized DAC.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits.  Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth.  As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company.  The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance and non-traditional longevity reinsurance.  Reinsurance agreements related to non-traditional longevity reinsurance are assumed from Pacific Life Re Limited (PLRL), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp.  PLRL is incorporated in the United Kingdom (UK) and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in select markets in Asia.  Non-traditional longevity reinsurance provides protection to retirement plans and insurers of such plans against changes in mortality improvement.  With a non-traditional longevity reinsurance transaction, the Company agrees with another party to exchange a predefined benefit and the realized benefit for a premium.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met.  To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue, benefit and expense accounts.  Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage.  Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities.  Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.  Reinsurance terminations and recapture gains are recorded in other income.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due.  Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration, and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue.  Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR.  The timing of policy fee revenue recognition is determined based on the nature of the fees.  Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration, and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust, the investment vehicle for the Company’s mutual fund products and other funds.  These fees are based upon the NAV of the underlying portfolios and are recorded as earned.  Related subadvisory expense is included in operating and other expenses.

INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized.

The Company records uncertain tax positions in accordance with the Accounting Standards Codification’s (Codification) Income Taxes Topic on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations.  Accrued interest and penalties are included in other liabilities in the consolidated statements of financial condition.  Immaterial amounts of interest and penalties were recognized in the years ended December 31, 2019, 2018, and 2017.

The Company accounts for investment tax credits using the deferral method of accounting.

The Company is accounting for the taxes due on future U.S. inclusions in taxable income related to global intangible low-taxed income as a current period expense when incurred (i.e., using the period cost method).

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement.  Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary.  Some of the Company’s non-U.S. subsidiaries are subject to tax in other jurisdictions.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system.  See Note 14.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis.  A loss is recorded if the contingent matter is probable of occurring and reasonably estimable.  The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts.  Separate account assets are recorded at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded equal to the amount of separate account assets.  Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows.  Amounts charged to the separate account for mortality, surrender, and expense charges are included in revenues as policy fees.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments has been determined using available market information and appropriate valuation methodologies.  However, considerable judgment is often required to interpret market data used to develop the estimates of fair value.  Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the fair value of the financial instruments.  See Note 11.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-02.  This ASU permits retrospective reclassification of certain tax effects from AOCI to retained earnings for stranded tax effects resulting from the Act.  This ASU is effective for fiscal years beginning after December 15, 2018, however early adoption is permitted for financial statements that have not yet been issued.  The Company early adopted this ASU and reclassified $285 million of deferred tax effects from AOCI to retained earnings as of December 31, 2017.  See the consolidated statements of equity and Note 12.

In 2017, the FASB issued ASU 2017-12, which together with all subsequent amendments, identified targeted improvements to accounting for hedging activities.  The objective of this guidance is to improve the financial reporting of hedging relationships to better portray the economic results of a company’s risk management activities in its financial statements and make certain targeted improvements to simplify the application of the hedge accounting guidance.  The amended presentations and disclosure guidance is required only prospectively.  The Company adopted this standard on January 1, 2019 and it did not have a material impact on the Company’s consolidated financial statements.  See Note 7 for expanded disclosures.

In 2016, the FASB issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  The new guidance most significantly impacts equity interests in limited partnership interests and joint ventures currently accounted for under the cost method which are now measured at fair value utilizing the NAV practical expedient in the Codification’s Financial Services - Investment Companies Topic.  Additionally, due to the elimination of historical classification guidance for equity securities (i.e., trading, available for sale), equity securities historically classified as trading and equity securities historically classified as available for sale all are now presented together as equity securities included in other investments and measured at fair value through net income.  The Company adopted this ASU on January 1, 2018 applying the modified retrospective approach.  The impact of this adoption on January 1, 2018 was an increase of $29 million to beginning retained earnings and a reduction of $3 million to AOCI.  See the consolidated statements of equity and Notes 5 and 11.

In 2014, the FASB issued ASU 2014-09, which together with all subsequent amendments, supersedes nearly all existing revenue recognition guidance under U.S. GAAP; however, it did not impact the accounting for insurance contracts, leases, financial instruments, and guarantees.  For those contracts that are impacted by the new guidance, the guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services.  The Company adopted this standard on January 1, 2019 applying the modified retrospective approach.  Adoption did not have a material impact on the Company’s consolidated financial statements.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In 2018, the FASB issued targeted improvements to the accounting for long-duration insurance contracts, ASU 2018-12.  The objective of this guidance is to make improvements to the existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity.  The new guidance improves the timeliness of recognizing changes in the liability for future policy benefits for traditional long-duration contracts by requiring that underlying cash flow assumptions be reviewed and updated at least annually.  The rate used to discount future cash flows must be based on an upper-medium grade fixed income investment yield.  The change in the reserve estimate as a result of updating cash flow assumptions will be recognized in net income.  The change in the reserve estimate as a result of updating the discount rate assumption will be recognized in OCI.  The new guidance also creates a new category of market risk benefits (i.e., features that protect the contract holder from more than nominal capital market risk) for certain guarantees associated with contracts which are required to be measured at fair value with changes recognized in net income.  In addition, the new guidance simplifies the amortization of deferred policy acquisition costs and other similar capitalized balances (i.e., URR) by requiring such costs to be amortized on a constant-level basis that approximates the straight-line method.  Lastly, the new guidance increases and enhances the disclosures related to long-duration insurance contracts.  The new guidance is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-13 that provides guidance on the measurement of credit losses for certain financial assets.  This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses.  The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts.  The guidance also requires enhanced disclosures.  This ASU is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In 2016, the FASB issued ASU 2016-02 that provides guidance on leasing transactions.  The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current guidance, leases would be classified as finance or operating leases.  However, unlike current guidance, the new guidance will require both types of leases to be recognized on the consolidated statements of financial condition by the lessee.  Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes.  This ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, and permits a modified retrospective transition approach which includes a number of optional practical expedients.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2.                                      STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI previously had a prescribed accounting practice for certain synthetic guaranteed interest contract (GIC) reserves that differed from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP).  Effective January 1, 2019, the prescribed practice was no longer applicable as the NE DOI adopted the NAIC SAP basis for the reserve calculation.  The NE DOI reserve method was based on an annual accumulation of 30% of the contract fees on synthetic GICs and was subject to a maximum of 150% of the annualized contract fees.  This reserve amounted to $60 million as of December 31, 2018, and was recorded by Pacific Life.  As the permitted practice is no longer applicable, this reserve was released effective January 1, 2019 with an offsetting adjustment in surplus.  The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors.  As of December 31, 2019 and 2018, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $1,716 million, $869 million, and $1,201 million for the years ended December 31, 2019, 2018, and 2017, respectively.  Statutory capital and surplus of Pacific Life was $10,510 million and $9,691 million as of December 31, 2019 and 2018, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets, and third party excess of loss reinsurance agreement or note facilities.  As of December 31, 2019, Pacific Life’s total statutory reserve credit was $2,590 million, of which $1,644 million was supported by third party excess of loss reinsurance agreement and note facilities.  As of December 31, 2018, Pacific Life’s total statutory reserve credit was $2,448 million, of which $1,575 million was supported by third party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits.  Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department).  PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska.  Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC.  Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont were supported by a letter of credit facility (LOC Facility) with a highly rated bank providing for the issuance of an irrevocable letter of credit (LOC) with an adjustable amount up to a maximum commitment amount of $843 million and a 20 year term expiring October 2031.  The LOC Facility was non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The LOC was approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2018, the LOC amounted to $794 million and was held in a trust with Pacific Life as beneficiary.  PAR Vermont admitted $794 million as assets in its statutory financial statements as of December 31, 2018.  Effective December 1, 2019, PAR Vermont terminated the LOC Facility.

Effective December 1, 2019, PAR Vermont entered into a 25 year excess of loss reinsurance agreement (XOL Agreement) with an unrelated third party for a maximum amount of $1.5 billion with an expiration date of December 1, 2044 which replaced the terminated LOC Facility.  The XOL Agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The XOL Agreement has been approved as an admissible asset in the amount of the XOL asset value as calculated in accordance with the XOL Agreement by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2019, the XOL asset value was $814 million.  PAR Vermont admitted $814 million as assets in its statutory financial statements as of December 31, 2019.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC.  Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a note receivable in return with a maturity date of December 2041.  The note receivable is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension.  The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2019 and 2018, the note receivable amounted to $479 million and $361 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PBRC admitted $479 million and $361 million as an asset in its statutory financial statements as of December 31, 2019 and 2018, respectively.

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp.  The underlying reinsurance is comprised of coinsurance and YRT treaties.  Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement).  The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles.  The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $365 million letter of credit issued to PLRB by a highly rated bank for the benefit of Pacific Life, which expires August 2021.  In connection with the letter of credit, Pacific LifeCorp has provided a guarantee to the bank for certain obligations under the letter of credit agreement.  In addition, Pacific LifeCorp entered into a capital maintenance agreement with PLRB.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance (AZ DOI) and wholly owned by Pacific LifeCorp.  PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life.  Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis.  In December 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and cedes 5% of new business issued thereafter.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2019 and 2018, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp.  Based on these restrictions and 2019 statutory results, Pacific Life could pay $869 million in dividends in 2020 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement.  During the years ended December 31, 2019, 2018, and 2017, Pacific Life paid dividends to Pacific LifeCorp of $650 million, zero, and $160 million.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws.  These laws require (i) notification to the AZ DOI for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Based on these restrictions and 2019 statutory results, PL&A could pay $41 million in dividends to Pacific Life in 2020 without prior regulatory approval, subject to the notification requirement.  During the years ended December 31, 2019, 2018, and 2017, PL&A paid dividends to Pacific Life of $41 million, $40 million, and $40 million, respectively.

3.                          VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary.  A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

CONSOLIDATED VIEs

The following table presents, as of December 31, 2019 and 2018, the assets and liabilities, which the Company has consolidated because it is the primary beneficiary:

	Assets	Liabilities
	(In Millions)
December 31, 2019:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO and warehousing facilities	1,023	940
Sponsored investment funds	767	113
Other	22
Total	$3,617	$2,578

December 31, 2018:
Commercial mortgage-backed security trusts	$1,805	$1,525
CLO and warehousing facilities	1,010	920
Sponsored investment funds	544	58
Other	35	81
Total	$3,394	$2,584

COMMERCIAL MORTGAGE-BACKED SECURITY TRUSTS

The Company has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIEs).  The trusts are classified as VIEs as they have no equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs.  The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default.  The assets of the CMBS VIEs can only be used to settle their respective liabilities, and the Company is not responsible for any principal or interest shortfalls.  The Company’s exposure is limited to its investment of $279 million as of December 31, 2019 and 2018.  Non-recourse debt consolidated by the Company was $1,521 million as of December 31, 2019 and 2018 (included in CMBS VIE debt in Note 10).

CLO AND WAREHOUSING FACILITIES

The Company provides initial seed capital into sponsored CLO and warehousing facilities, which are classified as VIEs as they have insufficient equity investment at risk.  The Company has determined that it is the primary beneficiary of these VIEs due to its significant control as the collateral manager.  The Company has elected the FVO method of accounting for $977 million and $954 million of investments in the CLO and warehousing facilities as of December 31, 2019 and 2018, respectively.  The Company has also elected the FVO method of accounting for $910 million and $880 million of debt issued from the CLO as of December 31, 2019 and 2018, respectively (included in FVO debt - VIE in Note 10).

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers.  Structured as limited partnerships, the Company has provided the initial investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history.  Based on the design and operation of these entities, the Company concluded that they are subject to consolidation under the VIE rules and that the Company is the primary beneficiary.   Short-term non-recourse debt consolidated by the Company was $113 million and $55 million as of December 31, 2019 and 2018, respectively (included in other VIE debt in Note 10).  The lines of credit associated with this debt have a $140 million borrowing capacity.  The Company’s unfunded commitment to the underlying investments of the limited partnerships was $867 million and $726 million as of December 31, 2019 and 2018, respectively.

NON-CONSOLIDATED VIEs

The following table presents the carrying amount and classification of the investments in VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant activities.  Also presented is the maximum exposure to loss which includes the carrying amount plus any unfunded commitments assuming the commitments are fully funded.

	Carrying Amount	Maximum Exposure to Loss
	(In Millions)
December 31, 2019:
Private equity	$681	$1,362
Real estate	22	62
Other	73	73
Total	$776	$1,497

December 31, 2018:
Private equity	$617	$1,259
Real estate	92	120
Other	57	57
Total	$766	$1,436

PRIVATE EQUITY

Private equity are limited partnership investment funds that are reported in other investments.

REAL ESTATE

Real estate are limited liability company and limited partnership investment funds that are reported in other investments.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor.  The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and other asset-backed securities which are reported in fixed maturity securities available for sale, at fair value.  The Company has determined that it is not the primary beneficiary of these structured securities due to the fact that it does not control these entities.  The Company’s maximum exposure to loss for these investments is limited to its carrying amount.  See Note 5 for the net carrying amount and fair value of the structured security investments.

4.                          DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Balance, January 1	$5,023	$4,693	$4,509
Additions:
Capitalized during the year	864	871	613
Amortization:
Impact of assumption unlockings	(51)	(38)	40
All other	(441)	(846)	(407)
Total amortization	(492)	(884)	(367)
Allocated to OCI	(591)	343	(62)
Balance, December 31	$4,804	$5,023	$4,693

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Balance, January 1	$437	$513	$545
Deferred costs capitalized during the year	6	9	11
Amortization of deferred costs	(9)	(85)	(43)
Balance, December 31	$434	$437	$513

5.                          INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and fair value of available for sale securities are shown below.  The net carrying amount represents amortized cost adjusted for OTTI losses recognized in earnings and fair value hedges (Note 7).  See Note 11 for information on the Company’s fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2019:
U.S. Government	$325	$7	$1	$331
Obligations of states and political subdivisions	1,432	233	1	1,664
Foreign governments	543	58	1	600
Corporate securities (1)	48,235	4,373	103	52,505
RMBS (2)	3,098	97	6	3,189
CMBS	1,689	66	4	1,751
Other asset-backed securities	1,702	70	6	1,766
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2018:
U.S. Government	$54	$6		$60
Obligations of states and political subdivisions	1,172	124	$3	1,293
Foreign governments	604	26	7	623
Corporate securities (1)	44,477	1,085	1,243	44,319
RMBS (2)	2,098	82	24	2,156
CMBS	1,300	14	21	1,293
Other asset-backed securities	1,407	44	15	1,436
Total fixed maturity securities	$51,112	$1,381	$1,313	$51,180

(1) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $1 million and $4 million as of December 31, 2019 and 2018, respectively.

(2) Gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods, were $2 million and $7 million as of December 31, 2019 and 2018, respectively.

The net carrying amount and fair value of fixed maturity securities available for sale as of December 31, 2019, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized
	Amount	Gains	Losses	Fair Value
	(In Millions)
Due in one year or less	$1,461	$23	$3	$1,481
Due after one year through five years	11,274	556	33	11,797
Due after five years through ten years	20,757	1,448	32	22,173
Due after ten years	17,043	2,644	38	19,649
	50,535	4,671	106	55,100
Mortgage-backed and asset-backed securities	6,489	233	16	6,706
Total fixed maturity securities	$57,024	$4,904	$122	$61,806

The following tables present the fair value and gross unrealized losses on investments where the fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2019:
U.S. Government	$269	$1			$269	$1
Obligations of states and political subdivisions			$22	$1	22	1
Foreign governments	1	1			1	1
Corporate securities	1,166	15	1,243	88	2,409	103
RMBS	732	2	200	4	932	6
CMBS	165	3	42	1	207	4
Other asset-backed securities	254	2	39	4	293	6
Total fixed maturity securities	$2,587	$24	$1,546	$98	$4,133	$122

December 31, 2018:
Obligations of states and political subdivisions	$221	$3			$221	$3
Foreign governments	118	4	$28	$3	146	7
Corporate securities	19,538	777	5,237	466	24,775	1,243
RMBS	418	8	382	16	800	24
CMBS	451	7	264	14	715	21
Other asset-backed securities	319	5	268	10	587	15
Total fixed maturity securities	$21,065	$804	$6,179	$509	$27,244	$1,313

The number of securities in an unrealized loss position for less than 12 months as of December 31, 2019 and 2018 were 319 and 1,745, respectively.  The number of securities in an unrealized loss position for 12 months or greater as of December 31, 2019 and 2018 were 171 and 571, respectively.

The gross unrealized losses on available for sale investments in the tables above decreased from $1,313 million as of December 31, 2018 to $122 million as of December 31, 2019.  The decrease is primarily due to declining interest rates, as well as credit spread tightening.

The Company has evaluated fixed maturity securities available for sale with gross unrealized losses and has determined that the unrealized losses are temporary.  The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The Company has a securities lending program whereby the Company lends fixed maturity securities (security loans) to financial institutions in short-term arrangements.  The Company receives cash collateral (cash collateral liability) equal to 102% of the fair value of the loaned securities and monitors the fair value of loaned securities with additional collateral obtained, as necessary.  The gross carrying amounts are disclosed in the table below.  The borrowers of the loaned securities are permitted to sell or repledge those securities.  All securities lending agreements are callable by the Company at any time.  The contractual maturities on all securities lending arrangements are open as the related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held.  The Company has made an accounting policy election not to offset the loaned securities and cash collateral liabilities in its consolidated statements of financial condition.

The Company invests cash collateral received from its securities lending arrangements into repurchase agreements (reinvestment portfolio).  To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment portfolio, the Company reinvests in highly liquid assets maturing within 95 days.  All repurchase agreements must be collateralized by U.S. Treasury Securities, U.S. Agency Securities, or U.S. Corporate bonds with fair values equal to 102% of the repurchase agreements.  Additionally, all repurchase agreements are indemnified by the Company’s securities lending agent against counterparty default.  When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts, monitoring fair values daily, and securing indemnification from financial institutions with strong financial credit ratings.

The following table presents the Company’s security loans outstanding, reinvestment portfolio and the corresponding collateral held:

	December 31,
	2019	2018
	(In Millions)
Security loans outstanding, fair value (1)	$2,058	$1,254
Reinvestment portfolio, fair value (2)	2,131	1,296
Cash collateral liability (3)	2,131	1,296

(1)   Included in fixed maturity securities available for sale, at fair value and comprised of corporate securities.

(2)   Included in cash, cash equivalents, and restricted cash.  The reinvestment portfolio remaining contractual maturities as of December 31, 2019 are $1,006 million and $1,125 million maturing in 30 days or less and 31 to 60 days, respectively.

(3)   Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Fixed maturity securities	$2,341	$2,080	$1,912
FVO securities	74	52	26
Mortgage loans	756	694	613
Real estate	225	187	148
Policy loans	218	216	212
Partnerships and joint ventures	126	211	110
Other	75	51	37
Gross investment income	3,815	3,491	3,058
Investment expense	301	248	223
Net investment income	$3,514	$3,243	$2,835

The components of net investment gain (loss) are as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Fixed maturity securities:
Gross gains on sales	$35	$33	$87
Gross losses on sales	(30)	(36)	(9)
Total fixed maturity securities	5	(3)	78
FVO and trading securities	89	(38)	44
Equity securities	27	(21)	17
Real estate	79
Equity total return swaps	(275)	54	(215)
Equity futures	(33)	(3)	(84)
Equity put options	(54)	9	(29)
Equity call options	732	(256)	343
Foreign currency and interest rate swaps	57	16	(12)
Synthetic GIC policy fees	49	44	45
Embedded derivatives:
Variable annuity GLB	27		322
Fixed indexed annuities	(565)	44	(128)
Life indexed accounts	(520)	228	(335)
Other	(16)	(8)	(3)
Other	7	(6)	10
Net investment gain (loss)	$(391)	$60	$53

The tables below summarize OTTI by investment type:

	Recognized in Earnings	Recognized in OCI	Total
		(In Millions)
Year Ended December 31, 2019:
Corporate securities	$13		$13
RMBS	6		6
Total OTTI	$19	—	$19

Year Ended December 31, 2018:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Real estate	6		6
Total OTTI	$15	—	$15

Year Ended December 31, 2017:
Corporate securities	$8		$8
RMBS	1		1
OTTI - fixed maturity securities	9	—	9
Other investments	2		2
Total OTTI	$11	—	$11

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2019	2018
	(In Millions)
Cumulative credit loss, January 1	$164	$174
Additions for credit impairments recognized on:
Securities previously other than temporarily impaired	6
Total additions	6	—
Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(1)	(1)
Securities sold	(78)	(9)
Total subtractions	(79)	(10)
Cumulative credit loss, December 31	$91	$164

Net unrealized gain (loss) recognized in the consolidated statements of operations during the periods presented on securities still held at each period end is as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
FVO securities	$77	$(29)	$33
Trading securities	13	(10)	7
Equity securities	9	(8)
Other investments measured at NAV	29	35	17

The change in net unrealized gain (loss) in available for sale securities is as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Available for sale securities:
Fixed maturity	$4,698	$(2,807)	$1,119
Equity (1)			(6)
Total available for sale securities	$4,698	$(2,807)	$1,113

(1) Effective January 1, 2018, with the adoption of ASU 2016-01 (Note 1), available for sale equity securities were reclassified to equity securities at fair value through net income.

Trading securities, included in other investments, totaled $702 million and $232 million as of December 31, 2019 and 2018, respectively.  The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2019 and 2018 was $10 million and ($8) million, respectively.

Mortgage loans are primarily collateralized by commercial properties mainly located throughout the U.S.  The geographic distribution of mortgage loans for the top five states or federal districts is as follows:

	December 31,
	2019	2018
	(In Millions)
California	$2,942	$2,219
Texas	2,501	2,481
New York	1,702	1,707
Washington	1,298	1,480
Illinois	1,127	1,064
Other	6,818	5,935
Total mortgage loans	$16,388	$14,886

Included in the December 31, 2019 and 2018 amounts for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIEs (Note 3).  Included in the December 31, 2019 amounts for Other in the table above are $288 million and $169 million located in Canada and the UK, respectively.  Included in the December 31, 2018 amounts for Other in the table above are $341 million and $164 million located in Canada and the UK, respectively.  The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2019 or 2018.  As of December 31, 2019, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs of less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  Includes troubled debt restructures performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for troubled debt restructure, impairment and loss is increased.  Includes all loans performing as agreed during the first year of a troubled debt restructure unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored monthly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2019, 2018, and 2017, there were 3, 11, and 14 loans with a book value of $45 million, $93 million, and $305 million, respectively, that were considered impaired.  Since the fair value of the underlying collateral on these loans was greater than their carrying amount of the loans, no impairment loss was recorded.

The following tables set forth mortgage loan credit levels as of December 31, 2019 and 2018 ($ In Millions):

	December 31, 2019
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$534	2.28							$534	2.28
Apartment	1,681	1.57	$124	0.97					1,805	1.53
Golf course	24	1.75	13	0.49	$39	0.83	$22	0.74	98	1.00
Industrial	148	1.55							148	1.55
Lodging	1,493	2.40	166	1.47					1,659	2.30
Mobile home park	183	3.15							183	3.15
Office	4,223	1.91	78	2.07			21	0.47	4,322	1.91
Office - VIE	750	3.44							750	3.44
Residential	24	1.52							24	1.52
Retail	3,036	2.07							3,036	2.07
Retail - VIE	1,050	2.75							1,050	2.75
Construction	2,245		534						2,779
Total	$15,391	2.14	$915	1.40	$39	0.83	$43	0.61	$16,388	2.11

	December 31, 2018
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$321	2.35							$321	2.35
Apartment	1,464	1.71	$45	1.09					1,509	1.69
Golf course	21	1.97	16	0.85	$28	1.01	$41	0.75	106	1.08
Industrial	90	1.54							90	1.54
Lodging	1,427	2.30	50	1.85					1,477	2.29
Mobile home park	187	3.06							187	3.06
Office	3,640	1.95	524	1.65			22	0.47	4,186	1.91
Office - VIE	750	3.44							750	3.44
Residential	43	1.44							43	1.44
Retail	2,972	2.14							2,972	2.14
Retail - VIE	1,050	2.64							1,050	2.64
Construction	1,808		387						2,195
Total	$13,773	2.19	$1,022	1.61	$28	1.01	$63	0.66	$14,886	2.15

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka.  As of December 31, 2019 and 2018, the Company has $102 million and $68 million, respectively, of funding agreements issued by the FHLB of Topeka.  The funding agreement liabilities are included in policyholder account balances (Note 8).  As of December 31, 2019 and 2018, mortgage loans with a fair value of $277 million and $194 million, respectively, are in a custodial account pledged as approved collateral for the funding agreements.  The Company is required to purchase stock in FHLB of Topeka each time it receives an advance.

Real estate investments totaled $2,285 million and $1,571 million as of December 31, 2019 and 2018, respectively.

6.                          SALE OF AIRCRAFT LEASING BUSINESS

As discussed in Note 1, on December 5, 2019, the Company completed the sale of ACG to TCSA.  Upon the closing of the transaction, the Company received cash proceeds of $3.0 billion.

The Company has determined that the disposal of the aircraft leasing business represents a strategic shift that has a major effect on the Company’s operations and financial results.  Accordingly, the results of operations of the aircraft leasing business have been presented as discontinued operations in the consolidated statements of operations and consolidated statements of cash flows, and the assets and liabilities related to discontinued operations have been segregated and separately disclosed in the consolidated statements of financial condition for all periods presented.  Upon entering into the definitive agreement to sell its remaining ownership in ACG to TCSA in September 2019, the Company classified the aircraft leasing business as held for sale, and the related assets and liabilities have been segregated and separately disclosed in the consolidated statements of financial condition.  Depreciation expense and impairments were not recorded by the Company on assets of the business after it was classified as held for sale.  Subsequent to the classification of the business as held for sale, depreciation of aircraft of $99 million and aircraft and asset impairments of $109 million were not recorded and not reflected in the respective depreciation of aircraft and operating expenses lines below for the year ended December 31, 2019, which increased the carrying value of the aircraft leasing business used to calculate the gain on sale of discontinued operations, net of taxes.

The sale was recorded in the fourth quarter of 2019 and resulted in a gain of $25 million, net of taxes, which was recorded as a component of discontinued operations in the consolidated statement of operations.

Operating results of discontinued operations, related to the aircraft leasing business, were as follows:

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
REVENUES
Aircraft leasing revenue	$966	$954	$898
Net investment income		4	5
Net realized investment loss	(7)	(6)	(5)
Other income	141	95	52
Total revenues	1,100	1,047	950

BENEFITS AND EXPENSES
Operating expenses	146	182	261
Depreciation of aircraft	284	352	322
Interest expense	263	244	221
Total benefits and expenses	693	778	804

Income from discontinued operations	407	269	146
Provision for income taxes from discontinued operations	73	40	52
Income from discontinued operations, net of taxes	334	229	94

Gain on sale of discontinued operations	23
Benefit from income taxes from discontinued operations	(2)
Gain on sale of discontinued operations, net of taxes	25

Discontinued operations, net of taxes	$359	$229	$94

Assets and liabilities related to discontinued operations were as follows:

	December 31,
	2019	2018
	(In Millions)
Other investments		$1
Cash, cash equivalents, and restricted cash		660
Aircraft, net		9,016
Other assets		1,662
Total assets related to discontinued operations	—	$11,339

Debt		$7,030
Other liabilities		1,065
Total liabilities related to discontinued operations	—	$8,095

Included in noncontrolling interests on the consolidated statements of financial condition is $646 million as of December 31, 2018 that relate to the aircraft leasing business.

7.                          DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, and equity risk.  Derivative instruments are also used to manage the duration mismatch of assets and liabilities.  The Company utilizes a variety of derivative instruments including swaps, futures, and options.  In addition, certain insurance products offered by the Company contain features that are separately accounted for as derivatives.

Accounting for derivatives requires the Company to recognize all derivative instruments as either assets or liabilities at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of derivatives depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

DERIVATIVES NOT DESIGNATED AS HEDGING

Equity Derivatives

The Company utilizes equity derivatives to manage equity risk associated with variable annuity GLBs within certain insurance and reinsurance contracts, including those deemed embedded derivatives.  See below for further information on the Company’s embedded derivatives.

Equity total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap.

Equity futures are exchange-traded transactions whereby the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts.  The Company is also required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.

Equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price.

Equity call options are contracts to buy the index at a predetermined time at a contracted price.  These contracts involve the exchange of a premium payment (either paid up front or at the time of exercise) for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

Foreign Currency Interest Rate Swaps

The Company utilizes foreign currency interest rate swaps primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.  Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities.  A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts.  The main currencies that the Company economically hedges are the euro, British pound and Canadian dollar.

Interest Rate Swaps

The Company utilizes interest rate swaps to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities and to manage interest rate risk in variable annuity GLBs.  An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Synthetic GICs

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives.  The ERISA Plan uses the contracts in its stable value fixed income option.  The Company receives a fee, recognized in net investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option.  In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and fair value.  The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios.

Embedded Derivatives

The Company has certain insurance and reinsurance contracts that contain embedded derivatives.  When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the related insurance or reinsurance contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.  These variable annuity GLBs are considered embedded derivatives.  At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers.  These reinsurance arrangements are used to offset a portion of the Company’s exposure to the variable annuity GLBs for the lives of the host variable annuity contracts issued.  The ceded portion of these variable annuity GLBs is considered an embedded derivative.  The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs economic hedging strategies to mitigate equity and interest rate risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes equity total return swaps, equity futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates.  The indexed products contain embedded derivatives.  The Company utilizes equity total return swaps, equity futures and equity call options based upon broad market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds and participation rates.  The life insurance products with indexed accounts contain embedded derivatives.  The Company utilizes equity call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.

The following table summarizes amounts recognized in net investment gain (loss) for derivatives not designated as hedging instruments.  Gains and losses include the changes in fair value of the derivatives and amounts realized on terminations.  The amounts presented do not include losses from the periodic net payments and amortization of $705 million, $320 million, and $500 million for the years ended December 31, 2019, 2018, and 2017, respectively, which are recorded in net investment gain (loss).

	Years Ended December 31,
	2019	2018	2017
		(In Millions)
Equity total return swaps	$(71)	$44	$(13)
Equity put options	(23)	36	(4)
Equity call options	1,163	41	530
Foreign currency and interest rate swaps	12	52	(38)
Other	(1)	(1)	1
Embedded derivatives:
Variable annuity GLBs	(105)	(145)	166
Fixed indexed annuities	(565)	44	(128)
Life indexed accounts	(520)	228	(335)
Other	(15)	(7)	(2)
Total	$(125)	$292	$177

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currency and benchmark interest rates.  These cash flows include those associated with existing assets and liabilities.  The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 11 years.

The effective portion of gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $31 million and ($18) million for the years ended December 31, 2018 and 2017, respectively.  The ineffective portion of losses recognized in net investment gain (loss) was zero and $1 million for the years ended December 31, 2018 and 2017, respectively.  Effective January 1, 2019, with the adoption of ASU 2017-12 (Note 1), the Company is no longer required to bifurcate ineffectiveness.  Gains (losses) from changes in the fair value of foreign currency and interest rate swaps designated as cash flow hedges recognized in OCI was $4 million for the year ended December 31, 2019.

No amounts were reclassified from AOCI to earnings due to forecasted cash flows that were no longer probable of occurring for the years ended December 31, 2019, 2018, and 2017.

All of the hedged forecasted transactions for cash flow hedges were determined to be probable of occurring for the years ended December 31, 2019, 2018, and 2017.

Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in fair value due to changes in foreign currencies and benchmark interest rates of its assets and liabilities.

The Company had gains (losses) recognized in net investment gain (loss) for derivatives designated as fair value hedges for foreign currency and interest rate swaps of ($1) million, zero, and zero on derivatives and $16 million, zero, and zero on the hedged items for the years ended December 31, 2019, 2018, and 2017, respectively.  Gains and losses include the changes in fair value of the derivatives as well as the offsetting gain or loss on the hedged item attributable to the hedged risk.  The Company includes the gain or loss on the derivative in the same line as the offsetting gain or loss on the hedged item.  These amounts do not include the periodic net settlements of the derivatives or the income (expense) related to the hedged item.

The following table discloses items designated and qualifying as hedged items in fair value hedges as of December 31, 2019:

	Carrying Amount		Cumulative Amount
	of Hedged		of Fair Value Hedging
	Assets and		Adjustments to Hedged
Derivative Instrument	Liabilities		Assets and Liabilities
	(In Millions)
Foreign currency swaps	$1,034	(1)	$6
Interest rate swaps	492	(1)	(22)
Interest rate swaps	24	(1)	4	(3)
Interest rate swaps	(659	)(2)	(140	)(3)

Location on the consolidated statements of financial condition:

(1) Fixed maturity securities available for sale, at fair value

(2) Debt

(3) Hedge accounting has been discontinued.  The cumulative amount of fair value hedging adjustments in the table above represent the amount remaining.

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded at fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral.  The following table summarizes the notional amount and gross asset or liability derivative fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables, and income accruals.  See Note 11 for information on the Company’s fair value measurements and disclosure.

Notional amount represents a standard of measurement of the volume of over the counter (OTC) and exchange-traded derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

	December 31, 2019				December 31, 2018
	Notional	Fair Value			Notional	Fair Value
	Amount	Assets	Liabilities		Amount	Assets	Liabilities
	(In Millions)				(In Millions)
Derivatives designated as hedging instruments:
Foreign currency and interest rate swaps - fair value	$1,507	$41	$36	(1)
Foreign currency and interest rate swaps - cash flow	50	5		(1)	$455	$23	$9	(1)
Total derivatives designated as hedging instruments	1,557	46	36		455	23	9

Derivatives not designated as hedging instruments:
Equity total return swaps	1,695	1	34	(1)	824	45	1	(1)
Equity futures	1,830				2,305
Equity put options	482	9		(1)	256	32		(1)
Equity call options	13,916	852	4	(1)	9,642	86	78	(1)
Foreign currency and interest rate swaps	2,146	113	20	(1)	1,171	105	11	(1)
Synthetic GICs	28,568				23,342
Embedded derivatives:
Variable annuity GLBs			1,208	(3)			1,057	(3)
Variable annuity GLB - reinsurance contracts		269		(2)		223		(2)
Fixed indexed annuities			1,652	(4)			732	(4)
Life indexed accounts			752	(4)			180	(4)
Other		26	90	(5)		9	38	(5)
Total derivatives not designated as hedging instruments	48,637	1,270	3,760		37,540	500	2,097
Total derivatives	$50,194	$1,316	$3,796		$37,995	$523	$2,106

Location on the consolidated statements of financial condition:

(1) Other investments and other liabilities

(2) Other assets

(3) Future policy benefits

(4) Policyholder account balances

(5) Other assets, policyholder account balances and other liabilities

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral.  Gross amounts include income or expense accruals.  Gross amounts offset include cash collateral received or pledged limited to the gross fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation.  Gross amounts not offset include asset collateral received or pledged limited to the gross fair value of recognized derivative assets and liabilities.

	Gross Amounts of			Gross Amounts
	Recognized	Gross Amounts		Not Offset -
	Assets/Liabilities (1)	Offset (2)	Net Amounts	Asset Collateral (3)	Net Amounts
	(In Millions)
December 31, 2019:
Derivative assets	$753	$(587)	$166	$(157)	$9
Derivative liabilities	64	(64)	—		—

December 31, 2018:
Derivative assets	$255	$(218)	$37	$(35)	$2
Derivative liabilities	248	(243)	5		5

(1) As of December 31, 2019 and 2018, derivative assets include expense accruals of $213 million and $27 million, respectively, and derivative liabilities include expense accruals of $1 million and $157 million, respectively.

(2) As of December 31, 2019 and 2018, the Company received excess cash collateral of $13 million and $11 million, respectively, and provided excess cash collateral of $1 million and $4 million, respectively, which are not included in the table.

(3) As of December 31, 2019 and 2018, the Company accepted excess asset collateral of $1 million and $2 million, respectively, which are not included in the table.

Cash collateral received from counterparties was $541 million and $99 million as of December 31, 2019 and 2018, respectively.  This unrestricted cash collateral is included in cash, cash equivalents, and restricted cash and the obligation to return it is netted against the fair value of derivatives in other investments or other liabilities.  Cash collateral pledged to counterparties was $87 million and $225 million as of December 31, 2019 and 2018, respectively.  A receivable representing the right to call this collateral back from the counterparty is netted against the fair value of derivatives in other investments or other liabilities.  Net exposure to the counterparty is calculated as the fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received.  If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the fair value is included in other liabilities.

As of December 31, 2019 and 2018, the Company had also accepted collateral, consisting of various securities, with a fair value of $158 million and $37 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition.  The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2019 and 2018, none of the collateral had been sold or repledged.  As of December 31, 2019 and 2018, the Company did not provide any collateral in the form of various securities.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to OTC derivatives, which are bilateral contracts between two counterparties.  The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.  The Company currently pledges cash to satisfy this collateral requirement. For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty.  The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2019 was $10 million.  The maximum exposure to any single counterparty was $5 million as of December 31, 2019.  All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

There are no credit-contingent provisions in the Company’s collateral arrangements for its OTC derivatives that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.

Certain of the OTC master agreements include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the fair value of the underlying derivatives.  As of December 31, 2019, the Company’s financial strength ratings were above the specified level.

8.                          POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

Components of the liability for policyholder account balances is as follows:

	December 31,
	2019	2018
	(In Millions)
UL	$31,101	$29,915
Annuity and deposit liabilities	26,962	22,873
Fixed indexed annuity embedded derivatives	1,652	732
Life indexed account embedded derivatives	752	180
Funding agreements	167	178
Total	$60,634	$53,878

FUTURE POLICY BENEFITS

Components of the liability for future policy benefits is as follows:

	December 31,
	2019	2018
	(In Millions)
Annuity reserves	$13,409	$10,358
Policy benefits (1)	3,213	2,883
URR (2)	1,882	1,994
Life insurance	1,627	1,435
Variable annuity GLB embedded derivatives	1,208	1,057
Closed Block liabilities	241	253
Other	104	115
Total	$21,684	$18,095

(1) As of December 31, 2019 and 2018, policy benefits consist primarily of $1,118 million and $915 million of liabilities for unpaid claims and $1,828 million and $1,801 million primarily representing single premium immediate annuity reserves, respectively.

(2) The Company annually revises certain assumptions to develop EGPs for its products subject to URR amortization.  The revised EGPs resulted in increased URR amortization of $48 million, decreased URR amortization of $120 million, and decreased URR amortization of $43 million for the years ended December 31, 2019, 2018, and 2017, respectively.

9.                          SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  These contracts also include various types of GMDB and GLB features.  For a discussion of certain GLBs accounted for as embedded derivatives, see Note 7.

The GMDBs provide a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years.  Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return.  In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features.  The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance.  The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2019	2018
	($ In Millions)
Return of net deposits:
Separate account value	$50,672	$45,795
Net amount at risk (1)	208	1,300
Average attained age of contract holders	69 years	68 years

Anniversary contract value:
Separate account value	$12,755	$11,845
Net amount at risk (1)	181	1,069
Average attained age of contract holders	70 years	69 years

Minimum return:
Separate account value	$755	$708
Net amount at risk (1)	114	208
Average attained age of contract holders	74 years	74 years

(1) Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,
	2019	2018	2019	2018	2019	2018
	GMIB		GMWBL (2)		GMWBL (3)
	($ In Millions)		($ In Millions)		($ In Millions)
Separate account value	$1,410	$1,345	$7,883	$6,632
Net amount at risk (1)	153	284	274	861	$116	$101
Average attained age of contract holders	65 years	64 years	69 years	68 years	68 years	68 years

(1)    GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31.  GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

(2)    GMWBL related to variable annuities.

(3)    GMWBL related to fixed annuities.

The determination of GMDB, GMIB, and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following table summarizes the GMDB, GMIB, and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,
	2019	2018	2019	2018	2019	2018	2019	2018
	GMDB		GMIB		GMWBL (1)		GMWBL (2)
	(In Millions)		(In Millions)		(In Millions)		(In Millions)
Balance, beginning of year	$18	$11	$41	$39	$88	$75	$30	$19
Changes in reserves	9	16	4	7	24	13	10	11
Benefits paid	(8)	(9)	(6)	(5)
Balance, end of year	$19	$18	$39	$41	$112	$88	$40	$30

(1) GMWBL related to variable annuities.

(2) GMWBL related to fixed annuities.

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2019	2018
	(In Millions)
Asset type:
Equity	$35,435	$29,571
Bonds	14,318	13,335
Other	1,145	3,099
Total separate account value	$50,898	$46,005

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments.  The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC.  The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)
Balance, January 1, 2018	$863	$278	$585
Incurred guaranteed benefits	93	23	70
Paid guaranteed benefits	(6)	(5)	(1)
Balance, December 31, 2018	950	296	654
Incurred guaranteed benefits	210	50	160
Paid guaranteed benefits	(6)	(4)	(2)
Balance, December 31, 2019	$1,154	$342	$812

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,
	2019	2018
	($ In Millions)
Net amount at risk (1)	$15,342	$15,793
Average attained age of policyholders	63 years	62 years

(1) Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

10.                   DEBT AND FVO DEBT

SHORT-TERM DEBT

	December 31,
	2019	2018
	(In Millions)
Short-term debt: (1)
Commercial paper		$50
Other VIE debt (Note 3)	$113	55
Total short-term debt	$113	$105

(1) Does not include current maturities of long-term debt.

Pacific Life and PL&A

Pacific Life maintains a $700 million commercial paper program.  There was zero and $50 million commercial paper debt outstanding as of December 31, 2019 and 2018.  Interest is at variable rates and was 2.5% as of December 31, 2018.  In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in June 2023 that will serve as a back-up line of credit to the commercial paper program.  Interest is at variable rates.  This facility had no debt outstanding as of December 31, 2019 and 2018, respectively.

Pacific Life and PL&A maintains uncommitted reverse repurchase lines of credit with various financial institutions.  These borrowings are at variable rates of interest based on collateral and market conditions.  There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2019 and 2018.

Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations.  The Company had estimated available eligible collateral of $1.2 billion as of December 31, 2019.  Interest is at variable or fixed rates.  The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2019 and 2018.

PL&A is a member of the FHLB of San Francisco.  PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s statutory net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations.  PL&A had estimated available eligible collateral of $21 million as of December 31, 2019.  Interest is at variable or fixed rates.  PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2019 and 2018.

LONG-TERM DEBT

	December 31,					December 31,
	2019					2018
($ In Millions)	Carrying Amount	Maturity Date	Interest Rate	Interest Payment Frequency	Type	Carrying Amount
Long-term debt:
Surplus notes:
2017 surplus notes (1)	$749	2067	4.3% (2)	Semiannually (2)	Fixed (2)	$749
2013 internal surplus note (3)	406	2043	5.125%	Semiannually	Fixed	405
2010 internal surplus note (3)	56	2020	6.0%	Semiannually	Fixed	56
2009 surplus notes (1)	385	2039	9.25%	Semiannually	Fixed	385
1993 surplus notes (1)	134	2023	7.9%	Semiannually	Fixed	134
Fair value hedge adjustments - terminated interest rate swap agreements (4)	140					147
Non-recourse long-term debt:
Non-recourse debt (5)	1,058	2020 to 2030	3.2% to 5.4%	Monthly	Variable/ Fixed	990
CMBS VIE debt (Note 3) (6)	1,521	2025 to 2044	3.5% to 3.6%	Monthly	Fixed	1,521
Total long-term debt	4,449					4,387

Total short-term debt	113					105

Debt issuance cost	(20)					(17)
Total debt	$4,542					$4,475

FVO debt - VIE (Note 3)	$910					$880

(1) The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  The 1993 surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes.  Pacific Life may redeem all or a portion of the 2009 surplus notes at its option at the redemption price described under the terms of the notes and may redeem all or a portion of the 2017 surplus notes at its option at any time on or after October 24, 2047 at the redemption price described under the terms of the notes, subject to the prior approval of the NE DOI noted above.  Losses of $89 million were recognized in interest expense during the year ended December 31, 2017 from the extinguishments of surplus notes, net of fair value hedge adjustments.

(2) Represent rate, frequency, and type through October 23, 2047.  Thereafter until maturity, interest is payable quarterly at a floating rate equal to three-month London Interbank Offered Rate (LIBOR) for deposits in U.S. dollars plus 2.796%.

(3) The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million (the 2010 internal surplus note) and $500 million (the 2013 internal surplus note).  The 2010 surplus note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.  The 2013 surplus note is an unsecured debt obligation of the Company and ranks equally with the Company’s existing and future surplus notes or similar obligations.  The 2013 surplus note is subordinated in right of payment to all other existing and future senior indebtedness of the Company and to present and future claims under insurance policies and annuity contracts issued by the Company.  All future payments of interest and principal on these internal surplus notes can be made only with the prior approval of the NE DOI.

(4) Pacific Life previously terminated interest rate swaps converting the 1993 surplus notes and 2009 surplus notes to variable rate notes.  As a result, fair value hedge adjustments were recorded to the net carrying amount of each note and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The total unamortized fair value hedge adjustments as of December 31, 2019 for the 1993 surplus notes and 2009 surplus notes were $19 million and $121 million, respectively.  The total unamortized fair value hedge adjustments as of December 31, 2018 for the 1993 surplus notes and 2009 surplus notes were $23 million and $124 million, respectively.

(5) As of December 31, 2019 and 2018, $1,008 million and $939 million, respectively, was outstanding on various real estate property related loans entered into by certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life.  The real estate property related loans amount includes zero and $18 million related to other consolidated VIEs as of December 31, 2019 and 2018, respectively.  These loans are secured by real estate properties.  Also included in other non-recourse debt is $50 million and $51 million as of December 31, 2019 and 2018, respectively, on a secured borrowing due to an unrelated third party.  The collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property.

(6) This debt is secured by commercial real estate property and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.  See Note 3.

Certain of the Company’s debt instruments and credit facilities contain various administrative, reporting, legal, and financial covenants.  The Company believes it was in compliance with all such covenants as of December 31, 2019.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

	Surplus	Non-recourse
Years Ending December 31:	Notes	Debt	Total
	(In Millions)
2020	$56	$143	$199
2021		33	33
2022		60	60
2023	134	76	210
2024		224	224
Thereafter	1,545	522	2,067
Total	$1,735	$1,058	$2,793

The table above excludes short-term debt, VIE debt, fair value hedge adjustments, and original issue discount fees of $5 million.

FVO DEBT

As of December 31, 2019 and 2018, the Company had FVO debt from CLOs classified as VIEs (Note 3) of $910 million and $880 million, respectively, with floating interest rates that range from three month LIBOR plus 1.09% to 6.68%, with maturities ranging from 2029 to 2031.  This debt is secured by syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

11.                   FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure fair value for financial assets and financial liabilities that are carried at fair value.  The determination of fair value requires the use of observable market data when available.  The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1                 Unadjusted quoted prices for identical instruments in active markets.  Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2                 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3                 Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial assets and liabilities that are carried at fair value as of December 31, 2019 and 2018.

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2019:
Assets:
U.S. Government		$331				$331
Obligations of states and political subdivisions		1,642	$22			1,664
Foreign governments		600				600
Corporate securities		49,912	2,593			52,505
RMBS		3,149	40			3,189
CMBS		1,663	88			1,751
Other asset-backed securities		1,478	288			1,766
Total fixed maturity securities	—	58,775	3,031	—	—	61,806

FVO securities		1,584				1,584

Other investments:
Trading securities		702				702
Equity securities	$90	16				106
Other investments (2)	15	199	9			223
Other investments measured at NAV (3)						1,079
Total other investments	105	917	9	—	—	2,110

Derivatives:
Foreign currency and interest rate swaps		159		$159	$(79)	80
Equity derivatives			862	862	(248)	614
Embedded derivatives			295	295		295
Total derivatives	—	159	1,157	1,316	(327)	989

Separate account assets:
Separate account assets	59,772					59,772
Separate account assets measured at NAV (3)						420
Total separate account assets (4)	59,772	—	—	—	—	60,192
Total	$59,877	$61,435	$4,197	$1,316	$(327)	$126,681

Liabilities:
FVO debt		$910				$910

Derivatives:
Foreign currency and interest rate swaps		56		$56	$(79)	(23)
Equity derivatives			$38	38	(248)	(210)
Embedded derivatives			3,702	3,702		3,702
Total derivatives	—	56	3,740	3,796	(327)	3,469
Total	—	$966	$3,740	$3,796	$(327)	$4,379

	Level 1	Level 2	Level 3	Gross Derivatives Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2018:
Assets:
U.S. Government		$60				$60
Obligations of states and political subdivisions		1,270	$23			1,293
Foreign governments		623				623
Corporate securities		42,612	1,707			44,319
RMBS		2,146	10			2,156
CMBS		1,272	21			1,293
Other asset-backed securities		1,078	358			1,436
Total fixed maturity securities	—	49,061	2,119	—	—	51,180

FVO securities		1,488				1,488

Other investments:
Trading securities		232				232
Equity securities	$68	163				231
Other investments (2)		118	8			126
Other investments measured at NAV (3)						762
Total other investments	68	513	8	—	—	1,351

Derivatives:
Foreign currency and interest rate swaps		128		$128	$(53)	75
Equity derivatives			163	163	(150)	13
Embedded derivatives			232	232		232
Total derivatives	—	128	395	523	(203)	320

Separate account assets:
Separate account assets	53,390					53,390
Separate account assets measured at NAV (3)						319
Total separate account assets (4)	53,390	—	—	—	—	53,709
Total	$53,458	$51,190	$2,522	$523	$(203)	$108,048

Liabilities:
FVO debt		$880				$880

Derivatives:
Foreign currency and interest rate swaps		20		$20	$(53)	(33)
Equity derivatives			$79	79	(150)	(71)
Embedded derivatives			2,007	2,007		2,007
Total derivatives	—	20	2,086	2,106	(203)	1,903
Total	—	$900	$2,086	$2,106	$(203)	$2,783

(1)   Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty.

(2)   Excludes investments accounted for under the equity method of accounting.

(3)   Certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

(4)   Separate account assets are measured at fair value.  Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities.  Separate account liabilities are measured to equal the fair value of separate account assets.  Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value.  The following table lists information regarding these investments as of December 31, 2019.

Asset Class and Investment Strategy (1)	Fair Value	Redemption Frequency	Remaining Lock-Up Period	Redemption Notice Period	Outstanding Commitment
		($ In Millions)
Private equity funds	$1,079	None (2)	N/A	N/A	$1,241

Separate account hedge funds	420	Monthly	None to 4 years	5 - 185 days
		Quarterly
		Semi-Annually
		Annually

Total measured at NAV	$1,499				$1,241

(1)   Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, loans, real estate, derivatives, privately held companies, and private partnerships.

(2)   Distributions by these investments are generated from liquidation of the underlying assets of the funds, which are determined by the general partner.  The Company is not aware of any announcements of planned liquidations.

FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date.  This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value and the controls that surround the valuation process.  The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, FVO, TRADING, AND EQUITY SECURITIES

The fair values of fixed maturity securities available for sale, FVO, trading, and equity securities are determined by management after considering external pricing sources and internal valuation techniques.  For securities with sufficient trading volume, prices are obtained from third party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value.  Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities.  The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value.  If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared.  Upon evaluation, the Company determines which source represents the best estimate of fair value.  Overrides of third-party prices to internally-developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio.  In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available.  Securities priced by the matrix model are primarily comprised of private placement securities.  Matrix model pricing measures fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service.  The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating, and sector.

Where matrix model pricing is not used, fair values are determined by other internally-derived valuation tools which use market-observable data if available.  Generally, this includes using an actively-traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds.  These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants, and risk managers.  Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate.  Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3.  Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3.  Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process.  Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers.  Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades.  A group comprised of the Company’s investment accountants, portfolio managers and analysts, and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process.  These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable fair value.  Certain significant inputs used in determining the fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market.  These non-marketable equity securities are classified as Level 3 assets.  Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, FVO, trading, and equity securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures.  The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps.  The derivatives are valued using mid-market inputs that are predominantly observable in the market.  Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility, and equity index levels.  On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses.  Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants.  Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

All of the OTC derivatives were priced by valuation models as of December 31, 2019 and 2018.  A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2019.  Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps.  The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility, and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps.  Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts.  These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees, and broker quotations.  A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items.  As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3.  Below is a description of the Company’s fair value methodologies for these embedded derivatives.

Fair value is calculated as an aggregation of fair value and additional risk margins including behavior risk margin, mortality risk margin, and credit standing adjustment.  The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants.  Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•                  Behavior risk margin:  This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the fair value model could differ from actual experience.  This component includes assumptions about withdrawal utilization and lapse rates.

•                  Mortality risk margin:  This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•                  Credit standing adjustment:  This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value as a summarized total on the consolidated statements of financial condition.  The fair value of separate account assets is based on the fair value of the underlying assets.  Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported NAVs provided by fund managers daily and can be redeemed without restriction.  Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices.  Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 assets include fixed maturity securities.  The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2019	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2019
					(In Millions)
Obligations of states and political subdivisions	$23		$(1)						$22
Corporate securities	1,707	$(15)	134	$156	$(218)	$1,080	$(61)	$(190)	2,593
RMBS	10		1		(315)	383		(39)	40
CMBS	21		4	2	(61)	122			88
Other asset-backed securities	358	1	10	1	(171)	157	(17)	(51)	288
Total fixed maturity securities	2,119	(14)	148	159	(765)	1,742	(78)	(280)	3,031

Other investments	8					1			9

Derivatives, net: (1)
Equity derivatives	84	923				222		(405)	824
Embedded derivatives	(1,775)	(1,206)				(773)		347	(3,407)
Total derivatives	(1,691)	(283)	—	—	—	(551)	—	(58)	(2,583)

Total	$436	$(297)	$148	$159	$(765)	$1,192	$(78)	$(338)	$457

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2018	Earnings	OCI	Level 3	Level 3	Purchases	Sales	Settlements	2018
					(In Millions)
Obligations of states and political subdivisions	$24		$(1)						$23
Foreign governments	28		(2)		$(25)			$(1)	—
Corporate securities	1,476	$13	(93)	$27	(119)	$718	$(224)	(91)	1,707
RMBS	15		3	1	(156)	155		(8)	10
CMBS	100		(4)	2	(96)	19			21
Other asset-backed securities	374	1	(10)	10	(72)	97		(42)	358
Total fixed maturity securities	2,017	14	(107)	40	(468)	989	(224)	(142)	2,119

Other investments	5					4	(1)		8

Derivatives, net: (1)
Equity derivatives	386	52			84			(438)	84
Embedded derivatives	(1,693)	119				(659)		458	(1,775)
Total derivatives	(1,307)	171	—	—	84	(659)	—	20	(1,691)

Total	$715	$185	$(107)	$40	$(384)	$334	$(225)	$(122)	$436

(1)  Excludes derivative net settlements of ($666) million and ($314) million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).  Excludes synthetic GIC policy fees of $49 million and $44 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).  Excludes embedded derivative policy fees of $132 million and $145 million for the years ended December 31, 2019 and 2018, respectively, that are recorded in net investment gain (loss).

During the years ended December 31, 2019 and 2018, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value.  The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Investment Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2019:
Corporate securities	$7	$(10)	$(12)	$(15)
Other asset-backed securities		1		1
Total fixed maturity securities	7	(9)	(12)	(14)

Equity derivatives		923		923
Embedded derivatives		(1,206)		(1,206)
Total derivatives	—	(283)	—	(283)
Total	$7	$(292)	$(12)	$(297)

	Net	Net
	Investment	Investment
	Income	Gain (Loss)	OTTI	Total
	(In Millions)
Year Ended December 31, 2018:
Corporate securities	$18	$(1)	$(4)	$13
Other asset-backed securities	1			1
Total fixed maturity securities	19	(1)	(4)	14

Equity derivatives		52		52
Embedded derivatives		119		119
Total derivatives	—	171	—	171
Total	$19	$170	$(4)	$185

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2019	2018
	(In Millions)
Fixed maturity securities (1)	$119	$(70)

Derivatives, net: (2)
Equity derivatives	697	(39)
Embedded derivatives	(1,080)	142
Total	$(264)	$33

(1) Amounts are recognized in OCI.
(2) Amounts are recognized in net investment gain (loss).

The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement and the sensitivity of the fair value to changes in those inputs for Level 3 assets and liabilities as of December 31, 2019 ($ In Millions).

	Fair Value	Predominant	Significant	Range	Impact of Increase in
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)	Input on Fair Value (5)
Obligations of states and political subdivisions	$22	Discounted cash flow	Spread (1)	557-561 (560)	Decrease

Corporate securities	2,593	Discounted cash flow	Spread (1)	43-995 (228)	Decrease
		Market pricing	Quoted prices (2)	25-135 (102)	Increase
		Cap at call price	Call price	100	N/A

RMBS	40	Market pricing	Quoted prices (2)	100-103 (101)	Increase

CMBS	88	Discounted cash flow	Spread (1)	217-350 (280)	Decrease
			Prepayment rate	0%-18% (0%)	N/A
			Default rate	0%	Decrease (6)
			Severity	0%	Decrease (6)

Other asset-backed securities	288	Discounted cash flow	Spread (1)	17-330 (137)	Decrease
		Market pricing	Quoted prices (2)	79-116 (108)	Increase
		Cap at call price	Call price	100	N/A

Other investments	9	Redemption value	Redemption value (3)	100	N/A

Equity derivatives (4)	824	Option pricing model	Equity volatility	7% - 52%	Increase (7)
Embedded derivatives (4)	(3,407)	Option pricing techniques	Equity volatility	7% - 52%	Increase (8)
			Mortality:
			Ages 0-40	0.01% - 0.18%	Decrease (9)
			Ages 41-60	0.06% - 0.55%	Decrease (9)
			Ages 61-120	0.39% - 100.00%	Decrease (9)
			Mortality improvement	0.00% - 4.47%	Increase (10)
			Withdrawal utilization	0.00% - 97.50%	Varies by product (11)
			Lapse rates	0.00% - 100%	Decrease (12)
			Credit standing adjustment	0.10% - 1.15%	Decrease (13)
Total	$457

(1) Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure, and credit quality.

(2) Independent third-party quotations were used in the determination of fair value.

(3) Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.

(4) Since the valuation methodology for equity derivatives and embedded derivatives uses a range of inputs that vary at the contract level, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

(5) The impact of a decrease in input would have the opposite impact on fair value as that presented in the table.  For any given annuity contract, each assumption varies throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Changes in fair values are based on long U.S. dollar positions and will be inversely impacted for short U.S. dollar positions.

(8) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available, and vary by equity index.  The assumption is based on historical realized equity volatility.

(9) Mortality rates vary by age, gender, policy year, and mortality segments.  Mortality rate assumptions are based on Company experience.  There are two mortality segments: the plus segment consists of policies without a lifetime guaranteed minimum withdrawal benefits (GMWB) rider; the minus segment consists of policies with a lifetime GMWB rider.  An increase in the mortality assumption results in an increase (decrease) in the fair value for policies in the plus (minus) segment.  As of December 31, 2019, the majority of policies in scope are in the minus segment.

(10) Mortality improvement varies by age, gender, calendar year, and mortality segment.  Mortality improvement assumptions are based on Company experience.  Mortality segments are defined in (9) above.  An increase in the mortality improvement assumption results in a decrease (increase) in the fair value for policies in the plus (minus) segment.

(11) The withdrawal utilization assumption estimates the percentage of contractholders with a GMWB benefit who will elect to utilize the benefit.  The assumption varies by the type of GMWB, tax qualification status, policy size, and age at rider issue.  Withdrawal utilization assumptions are based on Company experience.  An increase in the withdrawal utilization assumption results in an increase (decrease) in the fair value for variable (fixed indexed) annuities.

(12) Variable annuity lapse rates vary by policy size, commission option, single/joint life status, surrender charge duration, age, policy month, amount of time until the end of the rider utilization waiting period (if any), and the amount by which the guaranteed amount is greater than the account value.  Fixed indexed annuity lapse rates consist of a base lapse rate that varies by product and policy year, and a dynamic adjustment based on how the credited rate on the contract compares to competitor rates.  Lapse rate assumptions are based on Company experience.

(13) The credit standing adjustment represents the Company’s nonperformance risk spread, and varies by duration.  The assumption is based on Barclays financial credit spreads.

The Company did not have any significant nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2019 and 2018.  The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	Fair Value	December 31, 2019		December 31, 2018
	Hierarchy	Carrying		Carrying
	Level	Amount	Fair Value	Amount	Fair Value
		(In Millions)
Assets:
Mortgage loans	Level 3	$16,388	$17,391	$14,886	$14,649
Policy loans	Level 3	7,950	7,950	7,975	7,975
Cash and cash equivalents	Level 1	6,097	6,097	2,267	2,267
Restricted cash	Level 1	14	14	7	7
Liabilities:
Funding agreements	Level 3	167	168	178	178
Annuity and deposit liabilities	Level 3	26,962	26,962	22,873	22,873
Short-term debt	Level 2	113	113	105	105
Long-term debt	Level 2	4,449	4,785	4,387	4,333

This table excludes the following financial instruments: accrued investment income receivables and payables, cash collateral liability for securities lending, and collateral receivables and payables for derivatives.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates.  The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2019 and 2018:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts.  Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS

The fair value of funding agreements is estimated using the rates currently offered for deposits of similar remaining maturities.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest.  The fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.  The fair value of long-term debt is based on market quotes or discounting estimated future cash flows using market rates, except for certain VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

12.                   OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity.  The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on		Gain (Loss)
	Securities Available		on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Millions)
Balance, January 1, 2017	$842		$88	$(21)	$909
Change in OCI before reclassifications	734	(2)	(18)	8	724
Income tax (expense) benefit	(255)		6		(249)
Gain reclassified from AOCI	(86)				(86)
Income tax expense	30				30
Reclassification of deferred tax effects	272		17	(4)	285
Balance, December 31, 2017	1,537		93	(17)	1,613
Cumulative effect of adoption of accounting change (Note 1)	(3)				(3)
Revised balance, January 1, 2018	1,534		93	(17)	1,610
Change in OCI before reclassifications	(1,978	)(2)	30	(8)	(1,956)
Income tax (expense) benefit	416		(6)		410
Loss reclassified from AOCI	12				12
Income tax benefit	(3)				(3)
Balance, December 31, 2018	(19)		117	(25)	73
Change in OCI before reclassifications	3,177	(2)	6	9	3,192
Income tax expense	(667)			(2)	(669)
(Gain) loss reclassified from AOCI	14		(5)		9
Income tax expense (benefit)	(3)		1		(2)
Balance, December 31, 2019	$2,502		$119	$(18)	$2,603

(1) See Note 4 and Note 8 for information related to DAC and future policy benefits.

(2) Includes allocation of the combined net holding increase (reduction) from DAC, URR, and future policy benefits of ($1,507) million, $848 million, and ($465) million for the years ended December 31, 2019, 2018, and 2017, respectively.

RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations.  Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2019	2018	2017
	(In Millions)
Unrealized (gain) loss on securities available for sale, net:
Sale of securities available for sale (1)	$(5)	$3	$(95)
OTTI recognized on securities available for sale (2)	19	9	9
Total unrealized (gain) loss on securities available for sale, net	14	12	(86)

Derivatives reclassification, net	(5)

Total amounts reclassified from AOCI	$9	$12	$(86)

Location on the consolidated statements of operations:

(1) Net investment gain (loss)

(2) OTTI

13.                   REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk.  The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.  Reinsurance receivables, included in other assets, were $1,157 million and $1,196 million as of December 31, 2019 and 2018, respectively.  Reinsurance payables, included in other liabilities, were $290 million and $226 million as of December 31, 2019 and 2018, respectively.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Direct premiums	$2,761	$1,719	$1,502
Reinsurance assumed (1)	938	996	1,048
Reinsurance ceded	(434)	(437)	(409)
Insurance premiums	$3,265	$2,278	$2,141

(1) Included are $56 million of assumed premiums from PLRL for each of the years ended December 31, 2019, 2018, and 2017.

14.                   INCOME TAXES

The provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Current	$142	$(133)	$200
Deferred	(77)	207	(636)
Total	$65	$74	$(436)

A reconciliation of the provision for income taxes from continuing operations based on the Federal corporate statutory tax rate of 21% for the years ended December 31, 2019 and 2018 and 35% for the year ended December 31, 2017 to the provision (benefit) for income taxes from continuing operations is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Provision for income taxes at the statutory rate	$129	$162	$291
Dividends received deduction	(31)	(31)	(81)
Tax credits	(24)	(33)	(24)
Remeasurement of operating deferred taxes		(49)	(395)
Remeasurement of OCI deferred taxes			(285)
Transition tax on deemed repatriation			23
Tax on financial reporting basis over tax basis of foreign subsidiary			48
Foreign tax credit adjustments	5	41
Other	(14)	(16)	(13)
Provision (benefit) for income taxes from continuing operations	$65	$74	$(436)

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,
	2019	2018
	(In Millions)
Deferred tax assets:
Investments including derivatives	$638	$442
Policyholder reserves	610	525
Deferred compensation	65	57
Tax net operating loss carryforwards	1	1
Tax credit carryforwards		268
Other	147	109
Total deferred tax assets	1,461	1,402

Deferred tax liabilities:
DAC	(715)	(678)
Derivatives	(540)	(415)
Partnership investments	(67)	(646)
Depreciation	(8)	(7)
Other	(10)	(23)
Total deferred tax liabilities	(1,340)	(1,769)

Net deferred tax asset (liability)	121	(367)
Unrealized gain on derivatives and securities available for sale	(701)	(2)
Other adjustments	9	(8)
Net deferred tax liability	$(571)	$(377)

The Company has $4 million of Federal dual consolidated loss carryovers that expire between 2026 and 2031.

Management has assessed that it is more likely than not that the Company’s deferred tax assets as of December 31, 2019 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (In Millions):

Balance as of January 1, 2017	$52
Decrease - prior year positions	(52)
Balance as of December 31, 2017	—
Increase - prior year positions	41
Balance as of December 31, 2018	41
Increase - prior year positions	5
Increase - current year positions	41
Balance as of December 31, 2019	$87

The Company identified liabilities for uncertain tax positions in 2016 for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to aircraft maintenance reserves, which was reduced in 2017 by adjusting net operating loss carryovers.

During 2018, the outcome in certain European Union (EU) member country tax courts indicated that foreign tax withholding refund claims that the Company had filed in previous years were more likely than not to be refunded, which would reduce foreign tax credits claimed on the Company’s U.S. Federal income tax return.  As a result of this change in facts, the Company recorded a liability of $41 million for the uncertainty of sustaining the benefit of the foreign tax credits previously claimed.

During 2019, the uncertain tax benefit increased by $46 million for the following items:

•                  $36 million increase related to state tax on intercompany transactions, which was reclassified from deferred tax liability to the liability for uncertain tax positions as a result of a triggering event,

•                  $5 million increase due to additional foreign tax withholding refund claims filed during 2019, and

•                  $5 million increase for the uncertainty in sustaining the benefit of research and development credits claimed on amended prior year U.S. federal income tax returns.

The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities.  The Internal Revenue Service (IRS) is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals.  The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals.  The Company does not expect the current Federal and California audits to result in any material assessments.

On December 22, 2017, tax reform legislation formally known as the Act was enacted, which significantly revised the U.S. corporate income tax system.  Among other things, the Act lowered the Federal corporate income tax rate from 35% to 21%, effective January 1, 2018; implemented a territorial tax system, and imposed a transition tax on deemed repatriated earnings of foreign subsidiaries; broadened the base of taxable income, particularly with respect to the calculation of tax reserves, DAC, and the Dividends Received Deduction (DRD); and repealed the corporate alternative minimum tax.

Following the guidance in Staff Accounting Bulletin No. 118 (SAB 118), the Company recorded certain effects of the Act as provisional estimates for the year ended December 31, 2017, specifically:

•                  An income tax benefit of $680 million for the estimated remeasurement of the Company’s U.S. net deferred tax liabilities.

•                  An income tax expense of $23 million for the deemed repatriation of accumulated earnings in foreign subsidiaries.

The measurement period in SAB 118 ended on December 22, 2018, and the Company completed the accounting for the tax impact of the Act based on legislative updates relating to the Act currently available.  Adjustments were recorded during the year ended December 31, 2018 to the provisional estimates initially recorded, specifically:

•                  Additional income tax benefit of $49 million for the remeasurement of the Company’s U.S. net deferred tax liabilities as a result of certain tax positions taken on the 2017 tax return filing.

Prior to the enactment of the Act, the Company considered the earnings in its non-U.S. subsidiaries to be indefinitely reinvested; accordingly, it recorded no deferred income taxes with respect to the excess of the amount for financial reporting over the tax basis in its non-U.S. subsidiaries, including undistributed foreign earnings.  The transition tax included in the Act reduced this excess, but did not eliminate it.  As the remaining excess of the amount for financial reporting over the tax basis reverses, it may result in additional non-U.S. withholding taxes, as well as U.S. Federal and state taxes.  More specifically:

•                  As of December 31, 2017, the Company changed its prior assertion of indefinite reinvestment of earnings in Singapore, and recorded a deferred tax liability of $48 million, with respect to remaining financial reporting basis over the tax basis in its Singapore subsidiary.  The deferred tax liability has been updated as of December 31, 2018 to account for activity during the year ended December 31, 2018.

•                  Due to the sale of the Company’s remaining ownership interest in ACG to TCSA in 2019, the deferred tax liability for the financial reporting basis over the tax basis of the Company’s investment in ACG, inclusive of the Singapore subsidiary, has been recognized.

15.                   SEGMENT INFORMATION

The Company has three operating segments:  Life Insurance, Retirement Solutions, and Reinsurance.  These segments are managed separately and have been identified based on differences in products and services offered.  All other activity is included in the Corporate and Other segment.  The transactions disclosed in discontinued operations (Note 6) relate to the disposition of the Company’s Aircraft Leasing segment.  The aircraft leasing business is included in Corporate and Other as discontinued operations.   Effective January 1, 2020, the Company formed the Institutional segment, offering pension risk transfer, spread lending, and stable value products.

The Life Insurance segment provides a wide range of life insurance products through multiple distribution channels operating in the affluent, broad, and corporate markets.  Principal products include universal life, indexed universal life, variable universal life, hybrid Long Term Care, and term life.  Distribution channels include independent producers, financial advisory networks, independent brokerage general agencies, wirehouses, e-tailers, and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, and structured settlement and group retirement annuities, which are offered through multiple distribution channels.  Distribution channels include independent planners, regional broker-dealers, wirehouses and financial institution distributors.

The Reinsurance segment primarily includes the domestic retrocession business, which assumes mortality risks from other life reinsurers.  Additionally, retrocession agreements related to non-traditional longevity reinsurance are assumed from PLRL.  The international retrocession business serves clients primarily in Canada, Europe, and Asia.

The Corporate and Other segment consists of assets, liabilities, and activities, which support the Company’s operating segments.  Included in these support activities is the management of investments and mutual funds, the Company’s financing activities (including the issuance of long-term and short-term debt), and other expenses and other assets not directly attributable to the operating segments.  The Corporate and Other segment also includes operations that do not qualify as operating segments and the elimination of intersegment transactions.  Discontinued operations (Note 6) are also included in the Corporate and Other segment.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets.  Net investment income and net investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment.  Overhead expenses are allocated based on services provided.  Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income.

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity.  The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S.  As of December 31, 2019 and 2018, the Company had foreign investments of $15.4 billion and $13.6 billion, respectively.  Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2019, 2018, and 2017.

The following is segment information as of and for the year ended December 31, 2019:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,706	$3,269	$903		$5,878
Net investment income	1,350	1,830	33	$301	3,514
Net investment gain (loss)	2	(574)	19	162	(391)
OTTI	(2)	(6)		(11)	(19)
Investment advisory fees	27	178		60	265
Other income	44	137	72	45	298
Total revenues	3,127	4,834	1,027	557	9,545

BENEFITS AND EXPENSES
Policy benefits	1,021	3,019	875		4,915
Interest credited	1,025	604		4	1,633
Commission expenses	409	413	27	28	877
Operating expenses	527	427	44	239	1,237
Interest expense	21			245	266
Total benefits and expenses	3,003	4,463	946	516	8,928

Income from continuing operations before provision for income taxes	124	371	81	41	617
Provision for income taxes	15	33	17		65

Income from continuing operations	109	338	64	41	552
Discontinued operations, net of taxes				359	359
Net income	109	338	64	400	911
Less: net income from continuing operations attributable to noncontrolling interests				(24)	(24)
Less: income from discontinued operations attributable to noncontrolling interest				(100)	(100)
Net income attributable to the Company	$109	$338	$64	$276	$787

Total assets	$49,484	$102,614	$1,888	$13,130	$167,116
DAC	1,841	2,929	34		4,804
Separate account assets	8,987	51,205			60,192
Policyholder and contract liabilities	36,005	44,981	1,165	167	82,318
Separate account liabilities	8,987	51,205			60,192

The following is segment information as of and for the year ended December 31, 2018:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,533	$2,270	$947		$4,750
Net investment income	1,272	1,539	35	$397	3,243
Net investment gain (loss)	23	35	(17)	19	60
OTTI	(4)	(6)		(5)	(15)
Investment advisory fees	28	253		14	295
Other income	40	190	33	1	264
Total revenues	2,892	4,281	998	426	8,597

BENEFITS AND EXPENSES
Policy benefits	833	1,956	855		3,644
Interest credited	975	510		5	1,490
Commission expenses	460	781	23		1,264
Operating expenses	471	488	39	191	1,189
Interest expense	16			222	238
Total benefits and expenses	2,755	3,735	917	418	7,825

Income from continuing operations before provision (benefit) for income taxes	137	546	81	8	772
Provision (benefit) for income taxes	(9)	41	18	24	74

Income (loss) from continuing operations	146	505	63	(16)	698
Discontinued operations, net of taxes				229	229
Net income	146	505	63	213	927
Less: net income from continuing operations attributable to noncontrolling interests				(3)	(3)
Less: income from discontinued operations attributable to noncontrolling interest				(53)	(53)
Net income attributable to the Company	$146	$505	$63	$157	$871

Total assets	$44,176	$87,714	$1,759	$21,066	$154,715
DAC	1,915	3,067	41		5,023
Separate account assets	7,506	46,203			53,709
Policyholder and contract liabilities	34,100	36,627	1,068	178	71,973
Separate account liabilities	7,506	46,203			53,709

The following is segment information for the year ended December 31, 2017:

	Life Insurance	Retirement Solutions	Reinsurance	Corporate and Other	Total
			(In Millions)
REVENUES
Policy fees and insurance premiums	$1,110	$2,246	$991		$4,347
Net investment income	1,201	1,385	33	$216	2,835
Net investment gain (loss)	14	(89)	8	120	53
OTTI	(3)	(6)		(2)	(11)
Investment advisory fees	27	262		11	300
Other income	39	191	30	2	262
Total revenues	2,388	3,989	1,062	347	7,786

BENEFITS AND EXPENSES
Policy benefits	668	1,881	914		3,463
Interest credited	915	460		8	1,383
Commission expenses	188	557	24		769
Operating expenses	418	467	33	122	1,040
Interest expense	12			289	301
Total benefits and expenses	2,201	3,365	971	419	6,956

Income (loss) from continuing operations before provision (benefit) for income taxes	187	624	91	(72)	830
Provision (benefit) for income taxes	(59)	(68)	7	(316)	(436)

Income from continuing operations	246	692	84	244	1,266
Discontinued operations, net of taxes				94	94
Net income	246	692	84	338	1,360
Less: net income from continuing operations attributable to noncontrolling interests				(5)	(5)
Less: income from discontinued operations attributable to noncontrolling interest				(1)	(1)
Net income attributable to the Company	$246	$692	$84	$332	$1,354

16.                   TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund (PSF) and the Pacific Funds Series Trust (PFST).  Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios.  These fees, included in investment advisory fees and other income, amounted to $300 million, $334 million, and $342 million for the years ended December 31, 2019, 2018, and 2017, respectively.  In addition, Pacific Life and PLFA provide certain support services to the PSF and PFST based on an allocation of actual costs.  These fees amounted to $6 million for the years ended December 31, 2019, 2018, and 2017.  Pacific Life also provides general administrative or investment management services to PMHC, PLC and other affiliates.  These fees amounted to $11 million, $13 million, and $10 million for the years ended December 31, 2019, 2018, and 2017, respectively.

Additionally, the PSF and PFST have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services.  For the years ended December 31, 2019, 2018, and 2017, PSD received $100 million, $111 million, and $116 million, respectively, in service and other fees from the PSF and PFST, which are recorded in other income.

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A.  Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are insurance contracts with the affiliated assignment company with contract values of $4.4 billion and $3.9 billion as of December 31, 2019 and 2018, respectively.  Related to the insurance contracts, Pacific Life and PL&A received $567 million, $469 million and $475 million of insurance premiums and paid $270 million, $235 million, and $210 million of policy benefits for the years ended December 31, 2019, 2018, and 2017, respectively.  In addition, included in the liability for policyholder account balances are investment contracts with the affiliated assignment company of $3.7 billion and $3.3 billion as of December 31, 2019 and 2018, respectively.

17.                   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in mortgage loans, limited partnerships, fixed maturity securities, and other investments, as follows (In Millions):

			Fixed Maturity
		Limited	Securities and
Years Ending December 31:	Mortgage Loans	Partnerships	Other Investments	Total
2020	$486	$438	$533	$1,457
2021	397	258		655
2022	314	239		553
2023	174	222		396
2024		198		198
Thereafter	1	233	2	236
Total	$1,372	$1,588	$535	$3,495

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rent expense, which is included in operating and other expenses, in connection with these leases was $10 million, $10 million, and $8 million for the years ended December 31, 2019, 2018, and 2017, respectively.  Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:
2020	$11
2021 through 2024	36
2025 and thereafter	31
Total	$78

Pacific Life entered into agreements with PLRL and Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL and PLRA.  These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLRL or PLRA and Pacific LifeCorp.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, to guarantee the performance of reinsurance obligations of PLRC.  Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

In September 2019, Pacific Life renewed and increased its commitment to provide funds, on Pacific LifeCorp’s behalf, of up to 165 million pound sterling to PLRL.  This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp.  Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company.  In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements.  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the DRD.  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Act (Notes 1 and 14), DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not historically made material payments for these types of indemnifications.  The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, no related liability has been recorded.  Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies.  These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated.  The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has ceded and assumed reinsurance contracts in place with a reinsurer whose financial stability has deteriorated.  In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer.  As of December 31, 2019, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s consolidated financial statements.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 7 for discussion of contingencies related to derivative instruments.

See Note 14 for discussion of other contingencies related to income taxes.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)

Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w1xay.htm

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w1xby.htm

(2)	Inapplicable

(3)	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311054590/a58731a1exv99wx3yxay.htm

(b)

Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w3xby.htm

(c)

Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx3yxcy.htm

(1) First Amendment to Distribution Agreement

(d)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d3d.htm

(4)	(a)	(1)

Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 on January 29, 2010, File No. 333-150092, Accession Number 0000950123-10-006279. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310006279/a52968a2exv99wx4yxay.htm

(a)

Specifications page (form P12VUL); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-226877 filed June 18, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994a1a.htm

(2)

Pacific Select VUL Flexible Premium Variable Life Insurance Policy (form ICC12 P12VUL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012564. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012564/a30081aexv99wx4yxayx2y.htm

(b)

Accelerated Living Benefit Rider (form R92-ABR); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w4xby.htm

(c)

Spouse Term Rider (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxcy.htm

(d)

Children’s Term Rider (form R84-CT); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w4xdy.htm

(e)

Accidental Death Benefit (form R84-AD); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w4xey.htm

(f)

Disability Benefit Rider (form R84-DB); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w4xfy.htm

(g)

Waiver of Charges (form R08WC); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxgy.htm

(h)

Guaranteed Insurability Rider (form R84-GI); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w4xhy.htm

(i)

Annual Renewable Term Rider (form R08RTP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxiy.htm

(j)

Surrender Value Enhancement Rider — Individual (form R08SEI); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxjy.htm

(k)

Surrender Value Enhancement Rider — Trust/Executive Benefit (form R08SET); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxky.htm

(l)

Short Term No Lapse Guarantee Rider (form R04PNL); Filed as part of the Registration Statement on Form N-6 on March 1, 2004, File No. 333-60461, Accession Number 0001193125-04-032150. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312504032150/dex994q.htm

(m)

Overloan Protection Rider (form R08OLP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxmy.htm

(n)

Minimum Earnings Benefit Rider (form R06MEB); Filed as part of the Registration Statement on Form N-6 on December 23, 2007, File No. 333-60461, Accession Number 0000892569-05-001357. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001357/a15511exv99wx4yxxy.htm

(o)

Guaranteed Minimum Distribution III Rider (form R08GMD); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxoy.htm

(p)

SVER Term Insurance Rider (form R09SVERI); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256909000078/a51433a1exv99w4xpy.htm

(q)

SVER Term Insurance Rider —Trust/Executive Benefit (form R09SVERT); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256909000078/a51433a1exv99w4xqy.htm

(r)

Indexed Fixed Account Rider (form R091AR); Filed as part of the Registration Statement on Form N-6 on January 29, 2010, File No. 333-150092, Accession Number 0000950123-10-006279. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310006279/a52968a2exv99wx4yxry.htm

(s)

Accelerated Death Benefit Rider for Terminal Illness (form ICC12-R12TIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312512250623/d357127dex994e.htm

(t)

Accelerated Death Benefit Rider for Chronic Illness (form ICC12-R12CIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312512250623/d357127dex994f.htm

(u)

Annual Renewable Term Rider (form ICC12 R12ART); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxwyx1y.htm

(v)

Accelerated Death Benefit Rider for Chronic Illness (form ICC12 R12CIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxxy.htm

(w)

Downside Protection Rider (form ICC12 R12DPR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxyy.htm

(x)

Short-term No-Lapse Guarantee Rider (form ICC12 R12SNL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxaay.htm

(y)

SVER Term Insurance-2 Rider (form ICC12 R12SV2); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxbby.htm

(z)

SVER Term Insurance Rider-Corporate (form ICC12 R12SVC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxccy.htm

(aa)

Accelerated Death Benefit Rider For Terminal Illness (form ICC12 R12TIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxddy.htm

(bb)

Varying Increase Rider (form ICC11 R11VIR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-150092, Accession Number 0000950123-12-012563. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312012563/a30132aexv99wx4yxeey.htm

(cc)

Annual Renewable Term Rider — Additional Insured (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx4yxcy.htm

(dd)

Annual Renewable Term Rider (form ICC15 R15ART); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515059457/d877621dex994b.htm

(1)

Specifications pages (form R15ART SP); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-226877 filed June 18, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994dd1.htm

(2)

Specifications pages (form R15ART PC SP); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-226877 filed June 18, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994dd2.htm

(ee)

Scheduled Annual Renewable Term Rider (form ICC15 R15SRT); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515059457/d877621dex994c.htm

(1)

Specifications pages (form R15SRT SP); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-226877 filed June 18, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994ee1.htm

(2)

Specifications pages (form R15SRT PC SP); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-226877 filed June 18, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994ee2.htm

(ff)

Overloan Protection 3 Rider (form ICC15 R15OLP); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515059457/d877621dex994d.htm

(1)

Specifications pages (form R15OLP SP); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-226877 filed June 18, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515226877/d942814dex994ff1.htm

(gg)

Benefit Distribution Rider (form R15BDR); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515059457/d877621dex994e.htm

(hh)

Accelerated Death Benefit Rider for Long-Term Care (form ICC16 R16LTC); Filed as part of the Registration Statement on Form N-6 on July 11, 2016, File No. 333-150092, Accession Number 0001193125-16-645261. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312516645261/d210996dex994hh.htm

(1)

Specifications pages (form ICC16 R16LTCV SP); Filed as part of the Registration Statement on Form N-6 on July 11, 2016, File No. 333-150092, Accession Number 0001193125-16-645261. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312516645261/d210996dex994hh1.htm

(5)

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx5y.htm

(6)	(a)

Bylaws of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w6xby.htm

(b)

Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w6xay.htm

(c)

Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001150/a14958exv99wx6yxcy.htm

(d)

Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001150/a14958exv99wx6yxdy.htm

(7) (a)

Reinsurance Agreement with RGA Reinsurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a2.htm

(3)

Amendments 4 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a3.htm

(b)

Reinsurance Agreement with Swiss Re Life & Health America Inc. Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b.htm

(1)

Amendments 1 through 3 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b1.htm

(2)

Amendment 4 to Reinsurance Agreement (portions of this amendment have been omitted); Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b2.htm

(3)

Amendments 5 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b3.htm

(c)

Reinsurance Agreement with Munich American Reassurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c.htm

(1)

Amendments 1 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c1.htm

(d)

Reinsurance Agreement with SCOR Global Life USA Reinsurance Company (formerly Generali USA Life Reassurance Company) Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d2.htm

(3)

Amendments 4 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d3.htm

(8)	(a)

Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000869/a01082exv99w8xay.htm

(b)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxby.htm

(c)

Service Contract with Fidelity Distributors Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxcy.htm

(d)

Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.); Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxmy.htm

(1)

First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399328/d608974dex998f1.htm

(2)

Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399328/d608974dex998f2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035855/a52634exv99w8xiyx1y.htm

(4)

Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399328/d608974dex998f4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998e5.htm

(6)

Sixth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-19-022303 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8d6.htm

(e)

Administrative Services Agreement with Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxey.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d8e1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998e4.htm

(f)

Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxoy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-150092, Accession Number 0001193125-13-240977. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240977/d533211dex998f1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8f2.htm

(g)

Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxpy.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8g1.htm

	(2)	Second Amendment to Administrative Services Agreement

(h)

Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(i)

Service Agreement with Van Eck Securities Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000054/a05030exv99wx8yxiy.htm

(j)

Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxsy.htm

(k)

Participation Agreement with Janus Aspen Series; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998dd1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998k2.htm

(l)

Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8l1.htm

(m)

Administrative Services Agreement with Janus Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(n)

Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxny.htm

(1)

First Amendment to Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514142437/d655641dex998n1.htm

(o)

Servicing Agreement with Lazard Asset Management Securities LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxoy.htm

(1)

First Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514142437/d655641dex998o1.htm

(2)

Second Amendment to Servicing Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-19-022303 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8o2.htm

	(3)	Third Amendment to Servicing Agreement

(p)

Participation Agreement with Legg Mason Partners III; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998p2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8p3.htm

(4)

Fourth Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8i4.htm

	(5)	Fifth Amendment to Participation Agreement

(q)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

	(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998q1.htm

	(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998q2.htm

	(3)

Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 333-150092, Accession No. 0001193125-15-304337 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304337/d42005dex998q3.htm

	(4)

Fourth Amendment to Service Agreement t; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8j4.htm

	(5)	Fifth Amendment to Participation Agreement

(r)

Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxry.htm

	(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xryx1y.htm

	(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xryx2y.htm

	(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998r3.htm

(s)	(1)

Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxsy.htm

(2)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998s2.htm

(3)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8s3.htm

(t)

Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxty.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035827/a52624exv99w8xpyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m3.htm

(u)

Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxuy.htm

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035827/a52624exv99w8xuyx1y.htm

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998r2.htm

(v)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxvy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxvyx1y.htm

(2)

Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xvyx2y.htm

(3)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514142437/d655641dex998v3.htm

(4)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998f4.htm

(5)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998v5.htm

(w)

Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxwy.htm

(1)

First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxwyx1y.htm

(2)

Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998h2.htm

(3)

Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998h3.htm

	(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998i4.htm

	(5)

Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998w5.htm

(x)	(1)

Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxyy.htm

	(2)

Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 0000950123-12-006370. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxxyx2y.htm

	(3)

Third Amendment to Fidelity Distributors Corporation Participation Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8o3.htm

	(4)	Fourth Amendment to Fidelity Distributors Corporation Participation Agreement

(y)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxzy.htm

(z)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxaay.htm

(aa)

Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310038286/a52968bexv99wx8yxaay.htm

(bb)

Lord Abbett Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086791/a57203exv99wx8yxbby.htm

(cc)

Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086791/a57203exv99wx8yxccy.htm

(dd)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086791/a57203exv99wx8yxddy.htm

(ee)

Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086791/a57203exv99wx8yxeey.htm

(ff)

Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086791/a57203exv99wx8yxffy.htm

(gg)

Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xggy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xggyx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xggyx2y.htm

(hh)

Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xhhy.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0001193125-12-503027 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512503027/d438190dex998u1.htm

(2)

Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0001193125-14-147263 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514147263/d657064dex998u2.htm

(3)

Third Amendment to Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-18-025149 filed on April 19, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465918025149/a18-8330_1ex99d8hh3.htm

(ii)

Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036421/a56268bexv99w8xiiy.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8ii1.htm

(jj)

Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 0000950123-12-006370. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(kk)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 0000950123-12-006370. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(ll)

Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xjy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-150092, Accession Number 0000950123-12-006370. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxllyx1y.htm

(mm)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xky.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8mm1.htm

(nn)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xly.htm

(oo)

Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002258/a30165bexv99w8xooy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998oo1.htm

(pp)

Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002258/a30165bexv99w8xppy.htm

(1)

First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998pp1.htm

(qq)

Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002258/a30165bexv99w8xqqy.htm

(1)

First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998qq1.htm

(rr)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002258/a30165bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 333-150092, Accession No. 0001193125-15-304337 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304337/d42005dex998rr1.htm

(ss)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-150092, Accession Number 0000950123-13-002258. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002258/a30165bexv99w8xssy.htm

(tt)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-150092, Accession Number 0001193125-13-240977. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240977/d533211dex998tt.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998tt1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8tt3.htm

(uu)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-150092, Accession Number 0001193125-13-240977. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240977/d533211dex998uu.htm

(vv)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(ww)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001193125-15-132725 filed April 16, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515132725/d833409dex998ww.htm

(xx)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 333-150092, Accession No. 0001193125-15-304337 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515304337/d42005dex998xx.htm

(yy)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998bbb.htm

(zz)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399333/d608998dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514143850/d655763dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement.; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515128820/d831895dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998mm3.htm

(aaa)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8aaa.htm

(bbb)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8bbb.htm

(ccc)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8ccc.htm

(ddd)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8ddd.htm

(eee)

Distribution Agreement with Dreyfus (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-17-024492 filed April 19, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8eee.htm

(fff)

Selling Agreement with PIMCO (for Admin Class Shares) Variable Investment Trust; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-19-022303 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8fff.htm

(ggg)

Services Agreement with PIMCO (for Admin Class Shares) Variable Investment Trust; Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0001104659-19-022303 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8ggg.htm

(9)	Inapplicable

(10)	Inapplicable

(11)

Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256908000513/a38637exv99wx11y.htm

(12)	Inapplicable

(13)	Inapplicable

(14)	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors;

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii);

(18)	Power of Attorney;

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Dawn M. Trautman	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary

Craig W. Leslie	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100

Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC	Delaware	100
Brier Creek Investors JV LLC	Delaware	90
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC	Delaware	100
Savannah at Park Place Apartments LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	90
PL Spectrum Member, LLC	Delaware	100
9242 West Russell Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	81
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Alara Member, LLC	Delaware	100
Greenwood Village Apartment Investors, LLC	Delaware	90

PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	66.6668
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	90
PL Elk Meadows Member, LLC	Delaware	100
Elk Meadows JV LLC	Delaware	60
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100
Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
PL Aster Member, LLC	Dealware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC #	Delaware	100
PL Trelago Member, LLC #	Delaware	100
PL 803 Division Street Member, LLC #	Delaware	100
PL Little Italy Member, LLC #	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Cadence Capital Management LLC	Delaware	100
Cadence Global Equity GP LLC#	Delaware	100
Pacific Asset Management LLC	Delaware	100
PAM Bank Loan GP LLC#	Delaware	100
PAM CLO Opportunities GP LLC#	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100

Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Swell Investing Holding LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Life Aviation Holdings LLC	Delaware	100
Aviation Capital Group Holdings, Inc.	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Annuity Reinsurance Company	Arizona	100

___________________________________

# = Abbreviated structure

Item 29. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 17, 2020.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	April 17, 2020

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	April 17, 2020

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	April 17, 2020

Darryl D. Button*

		Director, Senior Vice President and General Counsel	April 17, 2020

Sharon A. Cheever*

		Vice President and Secretary	April 17, 2020

Jane M. Guon*

		Executive Vice President	April 17, 2020

Dawn M. Trautman*

		Senior Vice President and Chief Accounting Officer	April 17, 2020

Edward R. Byrd*

		Vice President and Treasurer	April 17, 2020
Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		April 17, 2020
Brandon J. Cage

as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement filed as Exhibit 18).